As filed with the Securities and Exchange            Registration No. 333-01107*
Commission on April 15, 2003                        Registration No. 811-2513
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 34 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

      Variable Annuity Account C of ING Life Insurance and Annuity Company

                     ING Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        Depositor's Telephone Number, including Area Code: (860) 723-2260

                           Julie E. Rockmore, Counsel
                     ING Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

           immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X   on May 1, 2003 pursuant to paragraph (b) of Rule 485
     -----

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88720; 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75968, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).

                           VARIABLE ANNUITY ACCOUNT C

                     ING LIFE INSURANCE AND ANNUITY COMPANY

MAY 1, 2003 SUPPLEMENT TO MAY 1, 2003 PROSPECTUS OR CONTRACT PROSPECTUS SUMMARY

                   LAKE ERIE HEALTH ALLIANCE ("THE ALLIANCE")

Under a signed agreement, The Alliance endorses our variable annuity for sale to its members. We have agreed to compensate The Alliance $7,000 per year in exchange for The Alliance's active and continuous support of the Company in the Company's efforts to develop and administer retirement programs for its members. (See "Other Topics -- Third Party Compensation Arrangements" in the prospectus or the Contract Prospectus Summary.)

XCS.01107-03LE                                                          May 2003

                           VARIABLE ANNUITY ACCOUNT C

                     ING LIFE INSURANCE AND ANNUITY COMPANY

MAY 1, 2003 SUPPLEMENT TO MAY 1, 2003 PROSPECTUS OR CONTRACT PROSPECTUS SUMMARY

                       ST. JOHN'S REGIONAL HEALTH CENTER

The following is a negotiated provision concerning the early withdrawal charge applicable to the St. John's Regional Health Center tax-deferred annuity plan. (See "Fees -- Early Withdrawal Charge" in the prospectus or the Contract Prospectus Summary):

You may withdraw up to 10% of your current account each year without incurring an early withdrawal charge. This applies only to the first partial withdrawal in each calendar year. The amount eligible will be determined using the account value on the date we receive the withdrawal request. This provision is available to anyone up to age 70 1/2 (instead of between the ages of 59 1/2 and 70 1/2). Outstanding loan amounts on 403(b) accounts are not included in the account value for the purpose of calculating the eligible partial withdrawal. This provision does not apply to full withdrawals or to partial withdrawals due to loan default.


XCS.01107-03SJ                                                          May 2003

                           VARIABLE ANNUITY ACCOUNT C

                     ING LIFE INSURANCE AND ANNUITY COMPANY

MAY 1, 2003 SUPPLEMENT TO MAY 1, 2003 PROSPECTUS OR CONTRACT PROSPECTUS SUMMARY

              MAINE ASSOCIATION OF NONPROFITS (THE "ASSOCIATION")

Under a signed agreement, the Association endorses the Company's variable annuity for sale to Association members. The Company has agreed to compensate the Association on an annual basis, the greater of (a) $5,000, or (b) $1.50 per individual who enrolls in an Association members' retirement plan that is funded by the Company's variable annuity. This compensation is in exchange for the Association's active and continuous support of the Company in the Company's efforts to develop and administer retirement programs for the Association's members. (See "Other Topics -- Third Party Compensation Arrangements" in the Prospectus or the Contract Prospectus Summary.)

XCS.01107-03ME                                                          May 2003

                            PROSPECTUS - MAY 1, 2003
--------------------------------------------------------------------------------
THE CONTRACTS. The contracts described in this prospectus are group or individual deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer ) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

 TABLE OF CONTENTS . . . PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

THE FUNDS

AIM V.I. Capital Appreciation Fund       ING MFS Total Return Portfolio           ING VP Natural Resources Trust(4)
    (Series I)                           (Service Shares)                         ING VP Small Company Portfolio
AIM V.I. Core Equity Fund                ING OpCap Balanced Value Portfolio       (Class R)
    (Series I)                           (Service Class)                          ING VP SmallCap Opportunities Portfolio
AIM V.I. Growth Fund                     ING PIMCO Total Return Portfolio         (Class R)
    (Series I)                           (Service Class)                          ING VP Strategic Allocation Balanced
AIM V.I. Premier Equity Fund             ING Salomon Brothers Aggressive Growth   Portfolio (formerly ING VP Crossroads
    (Series I)                           Portfolio (formerly ING MFS              Portfolio) (Class R)
American Century-Registered Trademark-   Emerging Equities Portfolio)             ING VP Strategic Allocation Growth
Income & Growth                          (Initial Class)                          Portfolio (formerly ING VP Ascent
    Fund (Advisor Class)(1)(2)           ING Salomon Brothers Fundamental Value   Portfolio) (Class R)
Calvert Social Balanced Portfolio        Portfolio (formerly ING Salomon          ING VP Strategic Allocation Income
Evergreen Special Values Fund            Brothers Capital Portfolio)              Portfolio (formerly ING VP Legacy
    (formerly Wachovia Special Values    (Service Class)                          Portfolio) (Class R)
    Fund) (Class A)(1)(2)                ING Salomon Brothers Investors Value     ING VP Technology Portfolio
Fidelity-Registered Trademark- VIP       Portfolio (Service Class)                (Class R)
Contrafund-Registered Trademark-         ING T. Rowe Price Equity Income          ING VP Value Opportunity Portfolio
Portfolio                                Portfolio                                (Class R)
    (Initial Class)                      (Service Shares)                         Janus Aspen Balanced Portfolio
Fidelity-Registered Trademark- VIP       ING T. Rowe Price Growth Equity          (Institutional Shares)
Equity-Income Portfolio                  Portfolio                                Janus Aspen Capital Appreciation
    (Initial Class)                      (Initial Class)                          Portfolio
Fidelity-Registered Trademark- VIP       ING UBS Tactical Asset Allocation        (Service Shares)
Growth Portfolio                         Portfolio                                Janus Aspen Flexible Income Portfolio
    (Initial Class)                      (Service Class)                          (Institutional Shares)
Fidelity-Registered Trademark- VIP       ING Van Kampen Comstock Portfolio        Janus Aspen Growth Portfolio
Overseas Portfolio                       (Service Class)                          (Institutional Shares)
    (Initial Class)                      ING VP Balanced Portfolio, Inc.          Janus Aspen Mid Cap Growth Portfolio
Franklin Small Cap Value Securities      (Class R)                                (formerly Janus Aspen Aggressive
Fund                                     ING VP Bond Portfolio                    Growth Portfolio)
    (Class 2)                            (Class R)                                (Institutional Shares)
ING Alger Aggressive Growth Portfolio    ING VP Growth and Income Portfolio       Janus Aspen Worldwide Growth Portfolio
    (Service Class and Initial Class*)   (Class R)                                (Institutional Shares)
ING Alger Growth Portfolio               ING VP Growth Opportunities Portfolio    Janus Twenty Fund(1)(2)
    (Service Class)                      (Class R)                                Lord Abbett Growth and Income Portfolio
ING American Century Small Cap Value     ING VP Growth Portfolio                  (Class VC)
    Portfolio (Service Class)            (Class R)                                Lord Abbett Mid-Cap Value Portfolio
ING Baron Small Cap Growth Portfolio     ING VP Index Plus LargeCap Portfolio     (Class VC)
    (Service Class)                      (Class R)                                Oppenheimer Developing Markets Fund
ING DSI Enhanced Index Portfolio         ING VP Index Plus MidCap Portfolio       (Class A)(1)(2)
    (Service Class)                      (Class R)                                Oppenheimer Global Securities Fund/VA
ING Goldman Sachs-Registered Trademark-  ING VP Index Plus SmallCap Portfolio     Oppenheimer Strategic Bond Fund/VA
Capital Growth                           (Class R)                                Pax World Balanced Fund, Inc.(1)
    Portfolio (Service Class)(3)         ING VP International Equity Portfolio    Pioneer Equity Income VCT Portfolio
ING JPMorgan Fleming International       (Class R)                                (Class I)
    Portfolio (formerly ING Scudder      ING VP International Value Portfolio     Pioneer Fund VCT Portfolio
    International Growth Portfolio)      (Class R)                                (Class I)
    (Initial Class)                      ING VP MagnaCap Portfolio                Pioneer Mid Cap Value VCT Portfolio
ING JPMorgan Mid Cap Value Portfolio     (Class R)                                (Class I)
    (Service Class)                      ING VP MidCap Opportunities Portfolio
ING MFS Capital Opportunities Portfolio  (Class R)
    (Initial Class )                     ING VP Money Market Portfolio
ING MFS Global Growth Portfolio          (Class R)
    (Service Class)
ING MFS Research Equity Portfolio
    (formerly ING MFS Research
    Portfolio) (Initial Class)


* The Initial Class of ING Alger Aggressive Growth Portfolio is only available to 457(f) plans that have the Initial Class of that portfolio available under their core 401(k) or 457(b) plans.
(1) This fund is available to the general public. See "Additional Risks of Investing in the Funds."
(2) Only available to plans that were offering this fund prior to May 1, 2002.
(3) Goldman Sachs-Registered Trademark- is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.
(4) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

--------------------------------------------------------------------------------

                                    VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

                                    RISKS ASSOCIATED WITH INVESTING IN THE
                                    FUNDS. Information about the risks of
                                    investing in the funds is located in the "Investment Options" section of this prospectus at page 13 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectus for future reference.

                                    GETTING ADDITIONAL INFORMATION. You may
                                    obtain the May 1, 2003, Statement of
                                    Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing
                                    publicinfo@sec.gov, or by writing to the SEC
                                    Public Reference Room, 450 Fifth Street,
                                    N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 52 of this prospectus. The SAI is incorporated into this prospectus by reference.

                                    ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

                                    FIXED INTEREST OPTIONS.

                                    -- Guaranteed Accumulation Account

                                    -- Fixed Plus Account

                                    -- Fixed Account

                                    Except as specifically mentioned, this
                                    prospectus describes only the variable
                                    investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

                               TABLE OF CONTENTS

  CONTRACT OVERVIEW:..............................      4
  Who's Who
  The Contract and Your Retirement Plan
  Questions: Contacting the Company (sidebar)
  Sending Forms and Written Requests in Good Order
  (sidebar)
  Contract Facts
  Contract Phases: Accumulation Phase, The Income
  Phase...........................................      6
FEE TABLE.........................................      7
CONDENSED FINANCIAL INFORMATION...................     13
INVESTMENT OPTIONS................................     13
TRANSFERS.........................................     15
CONTRACT PURCHASE AND PARTICIPATION...............     16
CONTRACT OWNERSHIP AND RIGHTS.....................     18
RIGHT TO CANCEL...................................     19
FEES..............................................     20
YOUR ACCOUNT VALUE................................     27
WITHDRAWALS.......................................     29
LOANS.............................................     31
SYSTEMATIC DISTRIBUTION OPTIONS...................     31
DEATH BENEFIT.....................................     32
THE INCOME PHASE..................................     34
TAXATION..........................................     38
OTHER TOPICS......................................     47
The Company - Variable Annuity Account C - Performance
Reporting - Voting Rights - Contract Distribution -
Contract Modification - Legal Matters and Proceedings -
Payment Delay or Suspension - Transfer of Ownership;
Assignment - Account Termination - Intent to Confirm
Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION.......................................     52
APPENDIX I - GUARANTEED ACCUMULATION ACCOUNT......     53
APPENDIX II - FIXED ACCOUNT.......................     55
APPENDIX III - FIXED PLUS ACCOUNT.................     57
APPENDIX IV - EMPLOYEE APPOINTMENT OF EMPLOYER AS
AGENT UNDER AN ANNUITY CONTRACT...................     61
APPENDIX V - DESCRIPTION OF UNDERLYING FUNDS......     62
APPENDIX VI - CONDENSED FINANCIAL INFORMATION.....     75

[SIDE NOTE]
QUESTIONS: CONTACTING THE COMPANY. Contact your local representative or write or call the Company:
ING

USFS Customer Service
Defined Contribution Administration, TS21

151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862
(1-800-462-4458 for
participants in contracts issued to the San Bernardino County and Macomb County plans.)
SENDING FORMS AND WRITTEN
REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.
We can only act upon written requests that are received in good order.
[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO
-------------------------------------------------------------------

You (the participant)*: The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder*: The person to whom we issue the contract. Generally, the plan sponsor or a trust.

We (the Company): ING Life Insurance and Annuity Company. We issue the contract.

For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation."
------------------------
* Certain contracts are purchased by and issued directly to persons participating in certain plans. The words "you" and "participant" apply to these individuals, except that these individuals have all rights under the contract. The word "contract holder" also applies to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

                     THE CONTRACT AND YOUR RETIREMENT PLAN
-------------------------------------------------------------------

RETIREMENT PLAN (PLAN): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

PLAN TYPE: We refer to the plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under code section 457. To learn which code section applies to your plan, contact your plan sponsor, your local representative or the Company.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), 403(a), 403(b), or 457 plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternative with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase and Participation."

CONTRACT RIGHTS: Rights under the contract and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some plans under 401(a)/401(k) or 403(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See "Right to Cancel."

DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See "Withdrawals" and "Taxation. "

SYSTEMATIC DISTRIBUTION OPTIONS: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES: Certain fees are deducted from your account value. See "Fee Table" and "Fees."

TAXATION: Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE (accumulating retirement benefits)

STEP 1: You or the contract holder provide ING Life Insurance and Annuity Company with your completed enrollment materials.
  According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the:
(a)  Fixed Interest Options; and/or
(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

                                Payments to Your Account

                                         STEP 1
                         ING Life Insurance and Annuity Company

         (a)                             STEP 2                            (b)
    Fixed Interest                        VARIABLE ANNUITY ACCOUNT C
       Options
                                         Variable Investment Options

                                               THE SUBACCOUNTS
                                A                     B                    Etc.

                                                    STEP 3
                          Mutual Fund A         Mutual Fund B              Etc.

II. THE INCOME PHASE

The contract offers several payment options. See "The Income Phase." In general, you may:

-- Receive income phase payments over a lifetime or a specified period;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an option that provides a death benefit to beneficiaries; and

-- Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Contract Holder Transaction Expenses;
-- Annual Maintenance Fee;
-- Separate Account Annual Expenses;
-- Total Annual Fund Operating Expenses;
-- Fund Expense Table; and
-- Hypothetical Examples.
ALSO SEE THE "FEES" SECTION FOR:
-- Early Withdrawal Charge Schedules;
-- How, When and Why Fees are Deducted;
-- Reduction, Waiver and/or Elimination of Certain Fees; and
-- Premium and Other Taxes.
SEE "THE INCOME PHASE" FOR:
-- Fees during the income phase.
TEXAS K-12 CONTRACTS DEFINED:
Voluntary 403(b) annuity contracts for employees of K-12 public schools in Texas who became participants under the contract on and after June 1, 2002. These contracts meet the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273.
[END SIDE NOTE]

FEE TABLE
----------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND WITHDRAWING FROM YOUR CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, WITHDRAW FROM THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. SEE "THE INCOME PHASE" FOR FEES THAT MAY APPLY AFTER YOU BEGIN RECEIVING PAYMENTS UNDER THE CONTRACT.

MAXIMUM CONTRACT HOLDER TRANSACTION EXPENSES

    Early Withdrawal Charge(1)
        (as a percentage of amount withdrawn, if applicable)

        Applicable to contracts other than Texas K-12 contracts ............. 5%

        Applicable to Texas K-12 contracts .................................. 7%

(1) This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the "Fees" section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See the "Fees" section.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

                                            Applicable to
                                           contracts other      Applicable to
                                             than Texas          Texas K-12
                                          K-12 contracts(2)       contracts
                                          -----------------  -------------------

MAXIMUM ANNUAL MAINTENANCE FEE..........        $30.00                     $0.00

SEPARATE ACCOUNT ANNUAL EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT
  VALUE)

    MAXIMUM Mortality and Expense Risk
    Charge..............................         1.50%                     1.25%

    Administrative Expense Charge.......         0.25%(3)          0.00% - 0.25%(4)
                                               -------       -------------------

    Total Separate Account Expenses.....         1.75%             1.25% - 1.50%
                                               =======       ===================

(2) These fees may be waived, reduced or eliminated in certain circumstances. See "Fees."
(3)  We only impose this charge under some contracts. See "Fees."
(4) We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25% annually.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE MINIMUM AND MAXIMUM EXPENSES LISTED BELOW ARE BASED ON EXPENSES FOR THE FUNDS' MOST RECENT FISCAL YEAR ENDS WITHOUT TAKING INTO ACCOUNT ANY FEE WAIVER OR EXPENSE REIMBURSEMENT ARRANGEMENTS THAT MAY APPLY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                APPLICABLE TO CONTRACTS OTHER   APPLICABLE TO TEXAS K-12
                                  THAN TEXAS K-12 CONTRACTS            CONTRACTS
                                ------------------------------  ------------------------
                                Minimum         Maximum         Minimum      Maximum
TOTAL ANNUAL FUND OPERATING
EXPENSES*
(expenses that are deducted
from fund assets,
including management fees,
distribution (12b-1) and/or
service fees, and other
expenses)                           0.34%           1.81%          0.34%        1.50%

------------------------

* After taking into account any fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be the same as shown above for contracts other than Texas K-12 Contracts. For Texas K-12 Contracts the minimum and maximum total fund operating expenses after taking into account any fee waiver or expense reimbursement arrangement would be 0.34% and 1.45%, respectively. The fund having the minimum expense percentage is not subject to any fee waiver or expense reimbursement arrangement. The fund having the maximum expense percentage is subject to a fee waiver or expense reimbursement arrangement through April 30, 2004.

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectuses for additional information. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses. The fee and expense information listed below was provided by the funds.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2002.

                                  FUND EXPENSE TABLE(1)
                                                            TOTAL                   NET
                                                           ANNUAL     FEES AND    ANNUAL
                           MANAGEMENT                       FUND      EXPENSES     FUND
                           (ADVISORY)   12B-1    OTHER    OPERATING  WAIVED OR   OPERATING
FUND NAME                     FEES       FEE    EXPENSES  EXPENSES   REIMBURSED  EXPENSES
---------                  ----------  -------  --------  ---------  ----------  ---------
AIM V.I. Capital
  Appreciation Fund
  (Series I)                   0.61%      --      0.24%      0.85%         --       0.85%
AIM V.I. Core Equity Fund
  (Series I)                   0.61%      --      0.17%      0.78%         --       0.78%
AIM V.I. Growth Fund
  (Series I)                   0.63%      --      0.28%      0.91%         --       0.91%
AIM V.I. Premier Equity
  Fund (Series I)              0.61%      --      0.24%      0.85%         --       0.85%
American
Century-Registered Trademark-
  Income & Growth Fund
  (Advisor Class)(2)           0.43%    0.50%     0.00%      0.93%         --       0.93%
Calvert Social Balanced
  Portfolio(3)                 0.70%      --      0.21%      0.91%         --       0.91%
Evergreen Special Values
  Fund (Class A)(4)(5)         0.80%    0.25%     0.19%      1.24%       0.04%      1.20%
Fidelity-Registered
  Trademark- VIP
  Contrafund-Registered
  Trademark- Portfolio
  (Initial Class)              0.58%      --      0.10%      0.68%         --       0.68%
Fidelity-Registered
  Trademark- VIP
  Equity-Income Portfolio
  (Initial Class)              0.48%      --      0.09%      0.57%         --       0.57%
Fidelity-Registered
  Trademark- VIP Growth
  Portfolio (Initial
  Class)                       0.58%      --      0.09%      0.67%         --       0.67%
Fidelity-Registered
  Trademark- VIP Overseas
  Portfolio (Initial
  Class)                       0.73%      --      0.17%      0.90%         --       0.90%
Franklin Small Cap Value
  Securities Fund
  (Class 2)(6)                 0.59%    0.25%     0.20%      1.04%       0.03%      1.01%
ING Alger Aggressive
  Growth Portfolio
  (Initial Class)(7)           0.85%      --      0.20%      1.05%         --       1.05%
ING Alger Aggressive
  Growth Portfolio
  (Service Class)(8)           0.85%      --      0.45%      1.30%         --       1.30%
ING Alger Growth
  Portfolio (Service
  Class)(8)                    0.80%      --      0.45%      1.25%         --       1.25%
ING American Century
  Small Cap Value
  Portfolio
  (Service Class)(9)(10)       1.00%      --      0.65%      1.65%       0.10%      1.55%
ING Baron Small Cap
  Growth Portfolio
  (Service Class)(9)(10)       0.85%      --      0.65%      1.50%       0.05%      1.45%
ING DSI Enhanced Index
  Portfolio (Service
  Class)(8)                    0.60%      --      0.45%      1.05%         --       1.05%
ING Goldman
Sachs-Registered Trademark-
  Capital Growth Portfolio
  (Service Class)(8)           0.85%      --      0.45%      1.30%         --       1.30%

                                  FUND EXPENSE TABLE(1)
                                                            TOTAL                   NET
                                                           ANNUAL     FEES AND    ANNUAL
                           MANAGEMENT                       FUND      EXPENSES     FUND
                           (ADVISORY)   12B-1    OTHER    OPERATING  WAIVED OR   OPERATING
FUND NAME                     FEES       FEE    EXPENSES  EXPENSES   REIMBURSED  EXPENSES
---------                  ----------  -------  --------  ---------  ----------  ---------
ING JPMorgan Fleming
  International Portfolio
  (Initial Class)              0.80%      --      0.20%      1.00%         --       1.00%
ING JPMorgan Mid Cap
  Value Portfolio
  (Service Class)(9)           0.75%      --      0.60%      1.35%         --       1.35%
ING MFS Capital
  Opportunities Portfolio
  (Initial Class)              0.65%      --      0.25%      0.90%         --       0.90%
ING MFS Global Growth
  Portfolio (Service
  Class)(9)                    0.60%      --      0.85%      1.45%         --       1.45%
ING MFS Research Equity
  Portfolio (Initial
  Class)                       0.70%      --      0.15%      0.85%         --       0.85%
ING MFS Total Return
  Portfolio (Service
  Shares)(11)(12)(13)          0.64%      --      0.27%      0.91%         --       0.91%
ING OpCap Balanced Value
  Portfolio (Service
  Class)(8)                    0.80%      --      0.45%      1.25%         --       1.25%
ING PIMCO Total Return
  Portfolio (Service
  Class)(9)                    0.50%      --      0.60%      1.10%         --       1.10%
ING Salomon Brothers
  Aggressive Growth
  Portfolio (Initial
  Class)                       0.69%      --      0.13%      0.82%         --       0.82%
ING Salomon Brothers
  Fundamental Value
  Portfolio (Service
  Class)(8)                    0.90%      --      0.45%      1.35%         --       1.35%
ING Salomon Brothers
  Investors Value
  Portfolio (Service
  Class)(8)                    0.80%      --      0.45%      1.25%         --       1.25%
ING T. Rowe Price Equity
  Income Portfolio
  (Service
  Shares)(11)(12)(14)          0.69%      --      0.26%      0.95%         --       0.95%
ING T. Rowe Price Growth
  Equity Portfolio
  (Initial Class)              0.60%      --      0.15%      0.75%         --       0.75%
ING UBS Tactical Asset
  Allocation Portfolio
  (Service Class)(8)           0.90%      --      0.45%      1.35%         --       1.35%
ING Van Kampen Comstock
  Portfolio (Service
  Class)(9)                    0.60%      --      0.60%      1.20%         --       1.20%
ING VP Balanced
  Portfolio, Inc.
  (Class R)(15)                0.50%      --      0.10%      0.60%         --       0.60%
ING VP Bond Portfolio
  (Class R)(15)                0.40%      --      0.09%      0.49%         --       0.49%
ING VP Growth and Income
  Portfolio
  (Class R)(15)                0.50%      --      0.09%      0.59%         --       0.59%
ING VP Growth
  Opportunities Portfolio
  (Class R)(16)(17)            0.75%      --      0.59%      1.34%       0.44%      0.90%
ING VP Growth Portfolio
  (Class R)(15)                0.60%      --      0.12%      0.72%         --       0.72%
ING VP Index Plus
  LargeCap Portfolio
  (Class R)(15)                0.35%      --      0.10%      0.45%         --       0.45%
ING VP Index Plus MidCap
  Portfolio
  (Class R)(15)                0.40%      --      0.13%      0.53%         --       0.53%
ING VP Index Plus
  SmallCap Portfolio
  (Class R)(15)(17)            0.40%      --      0.23%      0.63%       0.03%      0.60%
ING VP International
  Equity Portfolio
  (Class R)(15)(17)            0.85%      --      0.61%      1.46%       0.31%      1.15%
ING VP International
  Value Portfolio
  (Class R)(16)(17)            1.00%      --      0.58%      1.58%       0.58%      1.00%
ING VP MagnaCap Portfolio
  (Class R)(16)(17)            0.75%      --      0.45%      1.20%       0.30%      0.90%
ING VP MidCap
  Opportunities Portfolio
  (Class R)(16)(17)            0.75%      --      0.78%      1.53%       0.63%      0.90%
ING VP Money Market
  Portfolio
  (Class R)(15)                0.25%      --      0.09%      0.34%         --       0.34%
ING VP Natural Resources
  Trust(16)                    1.00%      --      0.64%      1.64%         --       1.64%
ING VP Small Company
  Portfolio
  (Class R)(15)                0.75%      --      0.12%      0.87%         --       0.87%
ING VP SmallCap
  Opportunities Portfolio
  (Class R)(16)(17)            0.75%      --      0.48%      1.23%       0.33%      0.90%
ING VP Strategic
  Allocation Balanced
  Portfolio
  (Class R)(15)(17)            0.60%      --      0.17%      0.77%       0.07%      0.70%
ING VP Strategic
  Allocation Growth
  Portfolio
  (Class R)(15)(17)            0.60%      --      0.17%      0.77%       0.02%      0.75%
ING VP Strategic
  Allocation Income
  Portfolio
  (Class R)(15)(17)            0.60%      --      0.17%      0.77%       0.12%      0.65%
ING VP Technology
  Portfolio
  (Class R)(15)                0.95%      --      0.17%      1.12%         --       1.12%
ING VP Value Opportunity
  Portfolio
  (Class R)(15)                0.60%      --      0.12%      0.72%         --       0.72%
Janus Aspen Balanced
  Portfolio
  (Institutional
  Shares)(18)                  0.65%      --      0.02%      0.67%         --       0.67%
Janus Aspen Capital
  Appreciation Portfolio
  (Service Shares)(19)         0.65%    0.25%     0.02%      0.92%         --       0.92%
Janus Aspen Flexible
  Income Portfolio
  (Institutional
  Shares)(18)                  0.61%      --      0.05%      0.66%         --       0.66%
Janus Aspen Growth
  Portfolio
  (Institutional
  Shares)(18)                  0.65%      --      0.02%      0.67%         --       0.67%
Janus Aspen Mid Cap
  Growth Portfolio
  (Institutional
  Shares)(18)                  0.65%      --      0.02%      0.67%         --       0.67%
Janus Aspen Worldwide
  Growth Portfolio
  (Institutional
  Shares)(18)                  0.65%      --      0.05%      0.70%         --       0.70%
Janus Twenty Fund(20)          0.65%      --      0.19%      0.84%         --       0.84%
Lord Abbett Growth and
  Income Portfolio
  (Class VC)(21)               0.50%      --      0.46%      0.96%         --       0.96%
Lord Abbett Mid-Cap Value
  Portfolio
  (Class VC)(22)               0.75%      --      0.40%      1.15%       0.00%      1.15%
Oppenheimer Developing
  Markets Fund
  (Class A)(23)                0.98%    0.24%     0.59%      1.81%         --       1.81%
Oppenheimer Global
  Securities Fund/VA           0.65%      --      0.02%      0.67%         --       0.67%
Oppenheimer Strategic
  Bond Fund/VA(24)             0.74%      --      0.05%      0.79%       0.01%      0.78%
Pax World Balanced
  Fund, Inc.(25)               0.49%    0.27%     0.21%      0.97%       0.02%      0.95%
Pioneer Equity Income VCT
  Portfolio (Class I)          0.65%      --      0.15%      0.80%         --       0.80%
Pioneer Fund VCT
  Portfolio (Class I)          0.65%      --      0.15%      0.80%         --       0.80%
Pioneer Mid Cap Value VCT
  Portfolio (Class I)          0.65%      --      0.15%      0.80%         --       0.80%

FOOTNOTES TO THE "FUND EXPENSE TABLE"
---------------------

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees -- Fund Expenses" for additional information.
(2) The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. "Other Expenses" include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, which were less than 0.005% for the most recent fiscal year ended December 31, 2002.
(3) "Management (Advisory) Fees" include the subadvisory fees paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.
(4) Expense information listed above is for the fiscal year ended July 31, 2002. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in June 2002 in order to limit "Total Annual Fund Operating Expenses" so that they do not exceed, in the aggregate, the Fund's "Net Annual Fund Operating Expenses" as listed above.
(5) From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to decrease expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The "Net Annual Fund Operating Expenses" do not reflect these voluntary fee waivers. Including voluntary fee waivers, "Net Annual Fund Operating Expenses" were 1.19% for Class A.
(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. The Fund's manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.
(7) The Initial Class of ING Alger Aggressive Growth Portfolio is only available to 457(f) plans that have the Initial Class of that portfolio available under their core 401(k) or 457(b) plans.
(8) "Other Expenses" shown in the above table include a Shareholder Services fee of 0.25%.
(9) The fees and expenses shown in the above table are based on estimated expenses for the current fiscal year. "Other Expenses" include a Shareholder Services fee of 0.25%.
(10) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the ING American Century Small Cap Value Portfolio and the ING Baron Small Cap Growth Portfolio so that the "Total Annual Fund Operating Expenses" for these Portfolios shall not exceed 1.55% and 1.45%, respectively, through April 30, 2004.
(11) The estimated operating expenses for shares of each Portfolio are shown as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.
(12) The Management Agreement between the Trust and its Manager, Directed Services, Inc. ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.
(13) Directed Services, Inc. ("DSI") has voluntarily agreed to waive a portion of its management fee for the MFS Total Return Portfolio. Including this waiver, the "Net Annual Fund Operating Expenses" for the Portfolio for the year ended December 31, 2002, would have been 0.90%. In addition, a portion of the brokerage commissions that the ING MFS Total Return Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction and the MFS management fee waiver, the "Net Annual Fund Operating Expenses" for the Portfolio for the year ended December 31, 2002 would have been 0.89%. These arrangements may be discontinued at any time.
(14) A portion of the brokerage commissions that the ING T. Rowe Price Equity Income Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction the "Net Annual Fund Operating Expenses" for the Portfolio for the year ended December 31, 2002 would have been 0.93%. This arrangement may be discontinued at any time.

(15) Effective March 1, 2002, ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio (except Balanced, Bond, Growth and Income, and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the investment adviser within three years. For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitation agreements are contractual. The amounts of each Portfolio's expenses waived or reimbursed during the last fiscal year are shown under "Fees and Expenses Waived or Reimbursed" in the table above.
(16) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets. This amount is included in "Other Expenses" in the table above. ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolios' expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed." The expense limits will continue through at least
     December 31, 2003.
(17) This table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's adviser has agreed for each Portfolio.
(18) All expenses are shown without the effect of any expense offset arrangements.
(19) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. All expenses are shown without the effect of any expense offset arrangements.
(20) The fees and expenses listed above are based upon expenses for the fiscal year ended October 31, 2002.
(21) "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" for the Lord Abbett Series Fund Growth and Income Portfolio have been restated based on estimates for the current fiscal year.
(22) "Other Expenses," "Total Annual Fund Operating Expenses," "Fees and Expenses Waived or Reimbursed" and "Net Annual Fund Operating Expenses" for the Lord Abbett Series Fund Mid-Cap Value Portfolio have been restated based on estimates for the current fiscal year. For the year 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Mid-Cap Value Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(23) The fees and expenses listed above are for the fund's fiscal year ended August 31, 2002.
(24) Waivers/reimbursements are voluntary and may be terminated at any time.
(25) The "12b-1 Fee" is 0.25%, net of Distribution and/or Service (12b-1) Fees assumed by the Fund's Adviser. The amount shown under "Fees and Expenses Waived or Reimbursed" is the amount of the Distribution and/or Service (12b-1) Fees assumed by the Fund's Adviser. The amount shown under "Net Annual Fund Operating Expenses" is the amount shown under "Total Annual Fund Operating Expenses," net of the expenses assumed by the Fund's Adviser (i.e., the amount shown under "Fees and Expenses Waived or Reimbursed").

HYPOTHETICAL EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. FOR EACH TYPE OF CONTRACT, THESE COSTS INCLUDE MAXIMUM CONTRACT HOLDER TRANSACTION EXPENSES, MAXIMUM MAINTENANCE FEES, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES APPLICABLE TO THAT TYPE OF CONTRACT.

EXAMPLE 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the MAXIMUM fees and expenses of any of the funds available for each type of contract as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                              (B) IF YOU DO NOT WITHDRAW YOUR ENTIRE
                                (A) IF YOU WITHDRAW YOUR ENTIRE ACCOUNT       ACCOUNT VALUE OR IF YOU SELECT AN INCOME
                                VALUE AT THE END OF THE APPLICABLE TIME       PHASE PAYMENT OPTION AT THE END OF THE
                                PERIOD:                                       APPLICABLE TIME PERIOD**:
                                1 YEAR    3 YEARS    5 YEARS   10 YEARS       1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                -------  ---------  ---------  ---------      -------  ---------  ---------  ---------
APPLICABLE TO CONTRACTS OTHER
THAN TEXAS K-12 CONTRACTS*       $882     $1,660     $2,459     $3,977         $376     $1,141     $1,926     $3,977

APPLICABLE TO TEXAS K-12
CONTRACTS                        $966     $1,511     $2,074     $3,318         $303       $927     $1,577     $3,318

EXAMPLE 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the MINIMUM fees and expenses of any of the funds available for each type of contract as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                              (B) IF YOU DO NOT WITHDRAW YOUR ENTIRE
                                (A) IF YOU WITHDRAW YOUR ENTIRE ACCOUNT       ACCOUNT VALUE OR IF YOU SELECT AN INCOME
                                VALUE AT THE END OF THE APPLICABLE TIME       PHASE PAYMENT OPTION AT THE END OF THE
                                PERIOD:                                       APPLICABLE TIME PERIOD**:
                                1 YEAR    3 YEARS    5 YEARS   10 YEARS        1 YEAR   3 YEARS    5 YEARS     10 YEARS
                                -------  ---------  ---------  ---------      --------  --------  ----------  ----------
APPLICABLE TO CONTRACTS OTHER
THAN TEXAS K-12 CONTRACTS*       $743     $1,249     $1,783     $2,597          $229      $707      $1,211      $2,597

APPLICABLE TO TEXAS K-12
CONTRACTS                        $857     $1,182     $1,521     $2,159          $187      $579        $996      $2,159

 *Example 1(A) and Example 2(A) reflect deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in "Fees." Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payments would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

-- FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix V.
   Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview--Questions:
   Contacting the Company," by accessing the SEC web site or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

 SELECTING INVESTMENT OPTIONS
 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

LIMITS ON OPTION AVAILABILITY. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. For example, some subaccounts may be unavailable in a particular state due to state law limits on total aggregate charges applicable to investment options offered. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON NUMBER OF OPTIONS SELECTED. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401 or 403(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits. If you have a loan on the account, the loan counts toward the limit, even after the full value is transferred to other options.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS.

VARIABLE FUNDS. (MIXED AND SHARED FUNDING) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "variable funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

-- Mixed--bought for annuities and life insurance

-- Shared--bought by more than one company

PUBLIC FUNDS. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

-- American Century-Registered Trademark- Income & Growth Fund (Advisor Class)

-- Janus Twenty Fund

-- Oppenheimer Developing Markets Fund (Class A Shares)

-- Pax World Balanced Fund, Inc.

-- Evergreen Special Values Fund (Class A Shares)

See "Taxation--403(b) Plans" for a discussion of investing in one of the public funds under a 403(b) annuity contract.

POSSIBLE CONFLICTS OF INTEREST. With respect to the variable funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the variable funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

TRANSFERS
----------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and under some contracts the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office, or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

(1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and
(2) Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

THE DOLLAR COST AVERAGING PROGRAM. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the ING VP Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

Dollar cost averaging is not available to participants in the account rebalancing program.

THE ACCOUNT REBALANCING PROGRAM. Under some contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts (excluding the ING GET Fund subaccount) may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at: ING Life Insurance and Annuity Company, Technical Services, 151 Farmington Avenue, Hartford, CT 06156-1268, phone: 1-800-262-3862, fax:
(860) 723-9620.

Account rebalancing is not available if you elect to participate in the dollar cost averaging program.

CONTRACT PURCHASE AND PARTICIPATION
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b) and 457.

ERISA NOTIFICATION. Some plans under Sections 401, 403(a) and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), 403(a), 403(b), or 457plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternative with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

PURCHASING THE CONTRACT.

1. The contract holder submits the required forms and application to the Company.

2. We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT.

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).

2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

ACCEPTANCE OR REJECTION. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

METHODS OF PURCHASE PAYMENT. The contract may allow one or more of the following purchase payment methods:

-- Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or

-- Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, where each account will have its own early withdrawal charge schedule. See "Fees--Early Withdrawal Charge Schedules."

ALLOCATION OF PURCHASE PAYMENTS. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."

TRANSFER CREDITS. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

TAX CODE RESTRICTIONS. The Tax Code places some limitations on contributions to your account. See "Taxation."

FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase or participate in the contracts should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

1. Long-Term Investment--This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk--The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees--The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

4. Exchanges--If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

CONTRACT OWNERSHIP AND RIGHTS
----------------------------------------------

WHO OWNS THE CONTRACT? The contract holder. This is the person or entity to whom we issue the contract.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT?

-- UNDER GOVERNMENTAL 457 PLANS. The Tax Code requires that 457 plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.

-- UNDER TAX-EXEMPT 457 PLANS. In order to avoid being subject to the Employee
   Retirement Income Security Act of 1974 (ERISA), 457 plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer's general creditors.

-- UNDER 403(b) PLANS. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

-- UNDER 401(a)/401(k) OR 403(a) PLANS. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

WHO HOLDS RIGHTS UNDER THE CONTRACT?

-- Under all contracts, except group contracts issued through a voluntary
   403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

-- If you participate in a group or individual contract through a voluntary
   403(b) plan or other individual contracts, you hold all rights under the contract.

For additional information about the respective rights of the contract holder and participants, see Appendix IV.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

REFUNDS. We will produce a refund not later than seven days (not later than 10 days in Minnesota) after we receive the required documents and written notice in good order at our Home Office. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

[SIDE NOTE]
TYPES OF FEES
There are several types of fees which you may incur under the contract:
-- Maximum Transaction Fees
   - Early Withdrawal Charge
   - Annual Maintenance Fee
-- Maximum Fees Deducted from the Subaccounts
   - Mortality and Expense Risk Charge
   - Administrative Expense Charge
-- Fund Expenses
-- Premium and Other Taxes
-- Charges for ING GET Fund

TERMS TO UNDERSTAND IN SCHEDULES I, II AND SCHEDULE FOR TEXAS K-12 CONTRACTS

-- Account Year--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.
-- Contract Year--a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.

-- Purchase Payment Period (also called Contribution Period, Contract Years or
   Account Years Completed, or Installment Payment Period under some contracts)--the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.

[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

I. MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specific dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge

PURPOSE: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

AMOUNT: This charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account. The percentage is determined by the early withdrawal charge schedule that applies to your account. Some of these schedules are listed below. The charge will never be more than 8.5% of your total purchase payments to the account, or under some contracts, the maximum permitted by the rules of the National Association of Securities Dealers.

EARLY WITHDRAWAL CHARGE SCHEDULES. You may determine which schedule applies to you by consulting your certificate or the contract (held by the contract holder).

SCHEDULE I. This is the maximum early withdrawal charge schedule under the contracts for contracts other than Texas K-12 contracts. It grades down to zero over a 10-year period, as shown below. Some contracts have schedules that grade down to zero over fewer than 10 years.

Each contract will specify whether a schedule is based on one of the following:
(1) The number of years since the account was established; (2) the number of years since the contract was established; or (3) the number of completed purchase payment periods.

Unless the contract provides otherwise, the same schedule applies to installment purchase payments (ongoing contributions) and to single purchase payments (rollovers, exchanges or other one-time contributions).

                                   SCHEDULE I

PURCHASE PAYMENT PERIODS,
CONTRIBUTION PERIODS, OR CONTRACT
YEARS OR ACCOUNT YEARS COMPLETED
(DEPENDING UPON THE CONTRACT)                       EARLY WITHDRAWAL CHARGE
---------------------------------                   -----------------------
Fewer than 5                                                         5%
5 or more but fewer than 7                                           4%
7 or more but fewer than 9                                           3%
9 or more but fewer than 10                                          2%
10 or more                                                           0%

SCHEDULE II. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.

                                  SCHEDULE II

ACCOUNT YEARS COMPLETED                             EARLY WITHDRAWAL CHARGE
Fewer than 5                                                         5%
5 or more but fewer than 6                                           4%
6 or more but fewer than 7                                           3%
7 or more but fewer than 8                                           2%
8 or more but fewer than 9                                           1%
9 or more                                                            0%

TEXAS K-12 CONTRACTS. The following schedule applies to participants who enroll in voluntary 403(b) annuity contracts for employees of K-12 public schools in Texas on and after June 1, 2002. These contracts meet the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273.

COMPLETED ACCOUNT YEARS                             EARLY WITHDRAWAL CHARGE
Fewer than 1                                                       7.0%
1 or more but fewer than 2                                         6.5%
2 or more but fewer than 3                                         6.0%
3 or more but fewer than 4                                         5.5%
4 or more but fewer than 5                                         5.0%
5 or more but fewer than 6                                         4.5%
6 or more but fewer than 7                                         4.0%
7 or more but fewer than 8                                         3.5%
8 or more but fewer than 9                                         3.0%
9 or more but fewer than 10                                        2.0%
10 or more                                                         0.0%

EARLY WITHDRAWAL CHARGE WAIVERS UNDER ALL CONTRACTS. These apply to all contracts. Also read the following two subsections regarding additional waivers, reduction or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

-- Used to provide income payments during the income phase;

-- Paid because of your death before income payments begin;

-- Paid where your account value is $5,000 or less ($3,500 under some contracts, or, for some contracts issued in New York, $1,999 or the paid-up annuity benefit is less than $20 monthly), (or, under some contracts, as otherwise allowed by the plan for lump-sum cashout without participant's consent, if applicable) and no part of the account has been taken as a withdrawal, used to provide income payments or taken as a loan within the prior 12 months (36 months for some contracts issued in New York);

-- Taken because of the election of a systematic distribution option. See
   "Systematic Distribution Options"; or

-- Taken on or after the tenth anniversary of the effective date of the account.

EARLY WITHDRAWAL CHARGE WAIVERS UNDER CERTAIN CONTRACTS. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

-- Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59 1/2 and have completed at least nine purchase payment periods;

-- Taken after you have experienced a severance of employment with your employer
   (not including a severance of employment that would not have otherwise qualified as a separation from service prior to the Economic Growth and Tax Relief Reconciliation Act of 2001) (under certain contracts, the employer must provide documentation of severance to the Company);

-- Used to purchase an ING Life Insurance and Annuity Company single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);

-- Depending upon the plan, due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder or an in-service distribution permitted by the plan when certified by the employer;

-- From contracts used with plans under section 401(a)/401(k), section 403(a) or section 403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year (to qualify for this waiver you must be between the ages of 59 1/2 and 70 1/2 and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default);

-- Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder's plan, subject to various conditions agreed to by the contract holder and the Company in writing;

-- Made because the Company terminated the account under the circumstances described in "Other Topics--Account Termination"; or

-- Withdrawn for a transfer as provided under Internal Revenue Service
   Ruling 90-24 to a Code section 403(b)(7) custodial account sponsored by the Company.

REDUCTION, WAIVER OR ELIMINATION. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

-- The number of participants under the plan;

-- The type and nature of the group to which a contract is issued;

-- The expected level of assets or cash flow under the plan;

-- Our agent's involvement in sales activities;

-- Our sales-related expenses;

-- Distribution provisions under the plan;

-- The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

-- The level of employer involvement in determining eligibility for distributions under the contract;

-- Our assessment of financial risk to the Company relating to withdrawals; and

-- Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

REDUCTION FOR CERTAIN NEW YORK CONTRACTS. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the State of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, Fixed Account or the Guaranteed Accumulation Account for contracts issued in New York on or after March 7, 2000 under contract forms G-CDA-99(NY) and G-CDA-01(NY).

COMPLETED ACCOUNT YEARS                             EARLY WITHDRAWAL CHARGE
Fewer than 3                                                         5%
3 or more but fewer than 4                                           4%
4 or more but fewer than 5                                           3%
5 or more but fewer than 6                                           2%
6 or more but fewer than 7                                           1%
7 or more                                                            0%

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00

WHEN/HOW. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

PURPOSE. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

REDUCTION OR ELIMINATION. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

-- The size, type and nature of the group to which a contract is issued;

-- The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

-- The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

-- The number of eligible participants and the program's participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time.

II. MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. 1.50% annually of your account value invested in the subaccounts during the accumulation phase; 1.25% annually of your account value invested in the subaccount during the income phase. See "The Income Phase--Charges Deducted." We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

WHEN/HOW. This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.

PURPOSE. This fee compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

-- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

REDUCTION. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

-- The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

-- The size of the prospective group, projected annual number of eligible participants and the program's participation rate;

-- The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

-- The frequency, consistency and method of submitting payments and loan repayments;

-- The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

-- The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

-- The projected frequency of distributions;

-- The type and level of other factors that affect the overall administrative expense including expenses related to the contract or the plan; and

-- Whether or not a transfer bonus was selected by the plan sponsor.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee each year on the anniversary of the date the contract was established. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. 0.25% annually of your account value invested in the subaccounts.

WHEN/HOW. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccount. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

REDUCTION. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

III. FUND EXPENSES

MAXIMUM AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2002, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares which will, in turn, affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the fund's investment adviser and operating expenses.

IV. PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

V. CHARGES FOR ING GET FUND

Various series of ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- Account dollars directed to the fixed interest options, including interest earnings to date

-- Less any deductions from the fixed interest options (e.g., withdrawals, fees)

-- Plus the current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (Exchange) (normally at 4 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation, minus

-- The net assets of the fund held by the subaccount at the preceding valuation, plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed)

-- Divided by the total value of the subaccount's units at the preceding valuation

-- Minus a daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account (such as guarantee charges for the ING GET Fund). See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A, and 80 accumulation units of Subaccount B.

STEP 1: An investor contributes $5,000.

STEP 2:

A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

STEP 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

                       $5,000 contribution

                              STEP 1
              ING Life Insurance and Annuity Company

                              STEP 2
                    Variable Annuity Account C
     Subaccount A          Subaccount B              Etc.
   300 accumulation      80 accumulation
        units                 units

                              STEP 3
        Fund A                Fund B

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge. See "Fees--Early Withdrawal Charge";
-- Maintenance Fee. See "Fees--Maintenance Fee";
-- Market Value Adjustment. See Appendix I;
-- Tax Penalty. See "Taxation"; and/or
-- Tax Withholding. See "Taxation".
To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview--Questions: Contacting the Company."
[END SIDE NOTE]

WITHDRAWALS
----------------------------------------------

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL. The contract holder, or you if permitted by the plan, must:

-- Select the withdrawal amount.
   - Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.
   - Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.
     For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.
-- Select investment options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.
-- Properly complete a disbursement form and submit it to the Home Office.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at our Home Office, or
(2) On such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

REINSTATEMENT PRIVILEGE (not applicable to contracts under 457 plans). Some contracts allow one-time use of a reinstatement privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the

ING GET Fund and then elect to reinstate them, we will reinstate them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Accumulation Account. See Appendix I. Seek competent advice regarding the tax consequences associated with reinstatement.

WITHDRAWAL RESTRICTIONS. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

-- Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, severance from employment, or financial hardship of the following:

   (1) Salary reduction contributions made after December 31, 1988; and

   (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

-- 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59 1/2, severance from employment, or financial hardship.

-- The contract may require that the contract holder certify that you are eligible for the distribution.

-- If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met.

-- Participants in Ball State University Alternate Pension Plan--The portion of our account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may transfer employer account values pursuant to an IRS Revenue Ruling 90-24 transfer, without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value transferred via a 90-24 transfer in a calendar year. This waiver does not apply to a 90-24 transfer of the full employer account value.

-- Participants in Texas Optional Retirement Program--You may not receive any distribution before retirement, except upon becoming disabled, as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

WAIVERS OF EARLY WITHDRAWAL CHARGE AND FIXED PLUS ACCOUNT FULL AND PARTIAL WITHDRAWAL PROVISIONS (FOR THOSE CONTRACTS THAT WAIVE THESE CHARGES/RESTRICTIONS UPON SEPARATION FROM SERVICE). Although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full or partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS "same desk" guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of
2001).

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply. [END SIDE NOTE]

LOANS
----------------------------------------------

AVAILABILITY. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code or due to our administrative practices.

REQUESTS. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options, the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or to change the terms for future elections.

Systematic Distribution Options currently available under the contract include the following:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

-- ECO--ESTATE CONSERVATION OPTION. ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement. Under ECO, the Company calculates the minimum distribution amount required by law (generally at age 70 1/2 or retirement, if later) and pays you that amount once a year.
   For certain contracts issued in the state of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed Accumulation Account.

-- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. Other Systematic Distribution Options may be available from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company's Home Office.

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. The Company may discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or change the terms of future elections.

ELECTING A SYSTEMATIC DISTRIBUTION OPTION. The contract holder, or you if permitted by the plan, makes the election of a Systematic Distribution Option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with the terms of the plan.

[SIDE NOTE]
DURING THE INCOME PHASE
This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase." [END SIDE NOTE]

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once you elect a Systematic Distribution Option, except for accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employer, you may revoke it at any time through a written request to our Home Office. Once revoked, an option may not be elected again until the next calendar year, nor may any other Systematic Distribution Option be elected, unless the Tax Code permits it.

TAX CONSEQUENCES. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."

DEATH BENEFIT
----------------------------------------------

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).

-- Under contracts issued in connection with most types of plans except voluntary 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

-- Under contracts issued in connection with voluntary 403(b) plans or other individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

1. Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.

2. The payment request should include selection of a benefit payment option.

3. Within 7 days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

BENEFIT PAYMENT OPTIONS. The following payment options are available, if allowed by the Tax Code:

-- Lump-sum payment;

-- Payment under an available income phase payment option (see "The Income
   Phase--Payment Options"); and

-- If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (may not be available under all plans). See "Systematic Distribution Options."

The following options are also available under some contracts, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

-- Leaving the account value invested in the contract; and

-- Under some contracts, leaving your account value on deposit in the Company's general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See "The Income Phase--Payment Options".

DEATH BENEFIT CALCULATION. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

(a) Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--INCOME PHASE
ANNUITY OPTION--INCOME PHASE PAYMENT OPTION
ANNUITY PAYMENT--INCOME PHASE PAYMENT
ANNUITIZATION--INITIATING INCOME PHASE PAYMENTS
[END SIDE NOTE]
THE INCOME PHASE
----------------------------------------------
During the income phase, you receive payments from your accumulated account value.
INITIATING INCOME PHASE PAYMENTS. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:
-- Start date;
-- Income phase payment option (see the income phase payment options table in this section);
-- Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);
-- Choice of fixed or variable payments;
-- Selection of an assumed net investment rate (only if variable payments are elected); and
-- Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS INCOME PHASE PAYMENTS? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

PAYMENTS FROM THE FIXED PLUS ACCOUNT. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions: Contacting the Company."

SELECTING AN INCREASING PAYMENT. Under certain income phase payment options, if you select fixed payments, some contracts will allow you to elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

CHARGES DEDUCTED. When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so. We may also deduct a daily administrative charge of 0.25% annually from amounts held in the subaccounts.

REQUIRED MINIMUM PAYMENT AMOUNTS. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our Home Office.

TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.

                         LIFETIME INCOME PHASE PAYMENT OPTIONS
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made should the
Life Income                annuitant die prior to the second payment's due date.
                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
Life Income--              dies before we have made all the guaranteed payments, we
Guaranteed Payments        will continue to pay the beneficiary the remaining payments.
                           Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           payment equal to the present value of the remaining
                           guaranteed payments.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
                           It is possible that only one payment will be made should
                           both annuitants die before the second payment's due date.
                           CONTINUING PAYMENTS:
                           (a) When you select this option, you choose for 100%,
Life Income--Two Lives     66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
                           (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                           DEATH BENEFIT--NONE: All payments end after the death of
                           both annuitants.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
                           CONTINUING PAYMENTS: 100% of the payment to continue to the
Life Income--Two           surviving annuitant after the first death.
Lives--Guaranteed          DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
Payments                   annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the
                           contract holder, the beneficiary may elect to receive a
                           lump-sum payment equal to the present value of the remaining guaranteed payments.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives.
Life Income--Cash          DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the
Refund Option (limited     annuitant's death, we will pay a lump-sum payment equal to
availability--fixed        the amount originally applied to the payment option (less
payment only)              any premium tax) and less the total amount of fixed income phase payments paid.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
Life Income--Two           CONTINUING PAYMENT: 100% of the payment to continue after
Lives--Cash Refund         the first death.
Option (limited            DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both
availability--fixed        annuitants die, we will pay a lump-sum payment equal to the
payment only)              amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
---------------------------------------------------------------------------------------

                                               Table continued --

Lifetime Income Phase Payment Options continued:

                      NONLIFETIME INCOME PHASE PAYMENT OPTIONS(1)
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: Payments will continue for the number of years you choose, based on what is available under the
                           contract. Under some contracts, for amounts held in the
                           Fixed Plus Account during the accumulation phase, the
                           payment must be on a fixed basis and must be for at least 5 years. In certain cases, a lump-sum payment may be requested
Nonlifetime--              at any time (see below).
Guaranteed Payments        DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will
                           continue to pay the beneficiary the remaining payments.
                           Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           payment equal to the present value of the remaining
                           guaranteed payments. We will not impose any early withdrawal charge.
---------------------------------------------------------------------------------------
LUMP-SUM PAYMENT: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.
CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3 1/2% or 5% assumed net investment rate for variable payments).
---------------------------------------------------------------------------------------

(1)For contracts issued to the State of Montana and Board of Trustees, University of Illinois, the nonlifetime option is available only with fixed income phase payments.

[SIDE NOTE]
IN THIS SECTION
I. Introduction
II. Your Retirement Plan
III.Withdrawals and other
   Distributions
   - Taxation of Distributions
   - Taxation of Death Benefits
   - 10% Penalty Tax
   - Withholding for Federal Income Tax Liability
IV. Minimum Distribution
    Requirements
   - 50% Excise Tax
V. Rules Specific to
   Certain Plans
   - 403(b) Plans
   - 401(a), 401(k), 403(a) and 403(b) Plans
   - 457 Plans
   - 415(m) Arrangements
   - Bona Fide Severance Pay Plans
   - Assignment or Transfer of Contracts
VI. Taxation of the Company
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns
[END SIDE NOTE]

TAXATION
----------------------------------------------

I. INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

-- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

-- Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

-- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

 TAXATION OF GAINS PRIOR TO DISTRIBUTION. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

 However, the IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

 The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

II. YOUR RETIREMENT PLAN

The tax rules applicable to retirement plans vary according to plan type and terms and conditions of the plan. To understand what tax rules apply, you need to know the Tax Code section under which your plan is established. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your plan.

PLAN TYPES. The contract is designed for use with retirement plans under Tax Code sections 401(a), 401(k), 403(a), 403(b) or 457. A Tax Code section 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. The contract may also be used with Tax Code section 415(m) arrangements. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a),
403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary).

Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code. (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

THE CONTRACT AND RETIREMENT PLANS. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

III. WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit. We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

401(a), 401(k), 403(a), 403(b) AND GOVERNMENTAL 457(b) PLANS. All distributions from these plans are taxed as received unless either of the following are true:

-- The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

-- You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

457(b) PLANS. All amounts received under a 457(b) plan are includible in gross income when paid under governmental plans, and when paid or otherwise made available to you or your designated beneficiary under non-governmental plans.

457(f) PLANS. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.

TAXATION OF DEATH BENEFITS

In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

Under certain circumstances, the Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), 403(a) or 403(b) plan, or from a governmental 457(b) plan to the extent that such distribution is attibutable to a rollover from one of these plans.

401(a), 401(k) OR 403(b) PLANS. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k) or 403(b) plan, unless certain exceptions, including one or more of the following, have occurred:

(a)  You have attained age 59 1/2 ;

(b)  You have become disabled, as defined in the Tax Code;

(c)  You have died;

(d)  You have separated from service with the sponsor at or after age 55;

(e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;

(f) You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

(g)  The distribution is made due to an IRS levy upon your account.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(a), 401(k), 403(a), 403(b) PLANS OR GOVERNMENTAL 457(b) PLANS. Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

NON-GOVERNMENTAL TAX EXEMPT 457(b) PLANS AND 457(f) PLANS. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

NON-RESIDENT ALIENS. If you or your designated beneficiary are non-resident aliens then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.
Section 1441 does not apply to participants in 457(b) plans sponsored by tax exempt, non-governmental employers or 457(f) plans.

IV. MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any designated beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements do not apply to 457(f) plans. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   or

-- Distribution amounts.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

-- you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2; or

-- under 403(b) plans, you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contracts over one of the time periods:

-- Over your life or the joint lives of you and your designated beneficiary; or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. The following applies to all plans except 457(f) plans. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract, or

-- Before you begin receiving such distributions.

-- If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) and the regulations thereunder provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, If you die on September 1, 2003, your entire balance must be distributed to the beneficiary by December 31, 2008. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

-- Over the life of the designated beneficiary, or

-- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death, or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

SPECIAL RULE FOR IRA SPOUSAL BENEFICIARIES. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account or fails to take a distribution within the required time period.

V. RULES SPECIFIC TO CERTAIN PLANS

403(b) PLANS

In addition to being offered as an investment option under the contract, shares of certain of the funds:

-- American Century-Registered Trademark- Income & Growth Fund (Advisor Class)

-- Janus Twenty Fund

-- Oppenheimer Developing Markets Fund (Class A Shares)

-- Pax World Balanced Fund, Inc.

-- Evergreen Special Values Fund (Class A Shares)

are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an "annuity." In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an "annuity" for tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedures 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public.

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

401(a), 401(k), 403(a) AND 403(b) PLANS

Tax Code sections 401(a), 401(k) and 403(a) permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

EXCLUSION FROM GROSS INCOME. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $12,000 in 2003. This limit is scheduled to increase as follows:

-- $13,000 in 2004;

-- $14,000 in 2005;

-- $15,000 in 2006 and thereafter.

After 2006 contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

Purchase payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)  The amount provided for in Tax Code Section 414(v)(2)(B) as follows:


   -- $2,000 in 2003;

   -- $3,000 in 2004;

   -- $4,000 in 2005;

   -- $5,000 in 2006 and thereafter; or

(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

Depending upon the type of plan, other catch-up provisions may be available. For advice on using the contribution catch-up provisions please consult with your tax adviser.

DISTRIBUTIONS. All distributions from these plans are taxed as received, unless:

(a) The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

(b) You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

TAX PENALTY. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k), 403(a) or 401 (b) plan, unless certain exceptions, including one or more of the following, have occurred:

(a)  You have attained age 59 1/2;

(b)  You have become disabled, as defined in the Tax Code;

(c)  You have died;

(d)  You have separated from service with the sponsor at or after age 55;

(e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;

(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives of joint life expectancies or you and your designated beneficiary, and you have had a separation from service with the plan sponsor; or

(g)  The distribution is made due to an IRS levy upon your account.

RESTRICTIONS ON DISTRIBUTIONS. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon: retirement, death, attainment of age 59 1/2, disability, severance from employment, financial hardship and termination of the plan in certain circumstances. Such distributions remain subject to other applicable restrictions under the Tax Code.

Distribution of salary reduction amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

TRANSFERS FROM 403(b)(7) CUSTODIAL ACCOUNTS. If, pursuant to Revenue
Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457 PLANS


457(b) PLAN. A 457(b) plan is subject to restrictions on contributions and distributions.

457(f) PLAN. A 457(f) plan is not subject to restrictions on contribution amounts, but must contain a "substantial risk of forfeiture" as defined by the Tax Code in order to defer taxation of contributions and earnings. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

TRUST REQUIREMENT. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

457(b) PLANS OF NON-GOVERNMENTAL EMPLOYERS. Under 457(b) plans maintained by non-governmental, tax-exempt employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer's general creditors, until paid or made available to you or your designated beneficiary. In addition, participation in a 457(b) plan maintained by a non-governmental, tax-exempt employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations).

CONTRIBUTIONS TO A 457(b) PLAN EXCLUDED FROM GROSS INCOME. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of the dollar amount limit set forth below, or 100% of your includible compensation. Includible compensation means your compensation from the employer sponsoring the plan, including deferrals to the employer's Tax Code section 457, 401(k), 403(b) and 125 cafeteria plans.

The annual dollar amount limits are as follows:


-- $12,000 in 2003;

-- $13,000 in 2004;

-- $14,000 in 2005;

-- $15,000 in 2006 and thereafter.

After 2006, the annual dollar limits will be subject to indexing.

CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)  The amount provided for in Tax Code Section 414(v)(2)(B) as follows:

   -- $2,000 in 2003;

   -- $3,000 in 2004;

   -- $4,000 in 2005;

   -- $5,000 in 2006 and thereafter; or

(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

An additional catch-up provision may be available. For advice on using the contribution catch-up provisions, please consult with your tax adviser.

DISTRIBUTIONS. All distributions from a 457 plan of a non-governmental, tax-exempt employer are taxed when paid or made available to you, and are subject to mandatory federal income tax withholding as wages, except death benefits. No withholding is required on payments to beneficiaries.

All distributions from a governmental 457(b) plan are taxed when paid, unless the distribution is rolled over to another eligible plan or to a traditional IRA in accordance with the Tax Code. Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

RESTRICTIONS ON DISTRIBUTIONS. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2 ;
(2) when you experience a severance from employment with your employer; or
(3) when you experience an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

TAX PENALTY. Amounts distributed from a 457(b) plan that are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan will be subject to a 10% penalty tax on the taxable portion of any such distribution, unless certain exceptions, including one or more of the following, have occurred:

(a)  You have attained age 59 1/2;

(b)  You have become disabled, as defined in the Tax Code;

(c)  You have died;

(d)  You have separated from service with the sponsor at or after age 55;

(e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;

(f) If you have separated from service with the plan sponsor, the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives of joint life expectancies of you and your designated beneficiary; or

(g)  The distribution is made due to an IRS levy upon your account.

415(m) ARRANGEMENTS

If you participate in the contract through a qualified governmental excess benefit arrangement, defined in Tax Code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to Tax Code section 457(b) plans described above, except that the limits described in "Contributions Excluded from Taxable Income" do not apply. If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you.

BONA FIDE SEVERANCE PAY PLANS

If you participate in the contract through certain bona fide severance pay plans, described in Tax Code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.

ASSIGNMENT OR TRANSFER OF CONTRACTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

VI. TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

                        151 Farmington Avenue
                        Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- standardized average annual total returns; and

-- non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information (SAI) at the number listed in "Contract Overview--Questions:
Contacting the Company."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

-- During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION

The Company's subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors." All registered representatives selling the contracts must also be licensed as insurance agents for the Company.



Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

Aeltus Capital, Inc.
Banc West Investment Services, Inc.
Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
IFG Network Securities, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Funds Distributor, Inc.
ING Furman Selz Financial Services, LLC
ING TT&S (U.S.) Securities, Inc.
Locust Street Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.
United Variable Services, Inc.
VESTAX Securities Corporation
Washington Square Securities, Inc.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

OREGON EDUCATION ASSOCIATION (OEA) AND THE COMPANY'S AGREEMENT. Under the agreement, OEA agrees to:

-- exclusively endorse, and facilitate OEA members' access to, the variable annuity and other related investment products; and

-- advertise the Company's products in the OEA's newsletter.

In return, the Company agreed, effective October 1, 2001, to compensate the OEA $10,417 per month to help the OEA defray the costs incurred in providing this support.

THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally:

-- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

-- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve the separate account as a party. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances

(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the New York Stock Exchange is restricted;

(b) When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

(c) During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

ACCOUNT TERMINATION

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts and for some contracts issued in New York $1,999 or the paid-up annuity benefit is less than $20 monthly), this value is not due to negative investment performance, and if no purchase payments have been received within the previous twelve months (thirty-six months under some contracts issued in New York). In addition, for some contracts issued in New York, we may also terminate an individual account if the paid up annuity benefit is less than $20 monthly. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

INTENT TO CONFIRM QUARTERLY

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the Separate Account and the contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

    General

    Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
------------------------------------------------------------------

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase. This appendix is only a summary of certain facts about the Guaranteed Accumulation Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option.

IN GENERAL. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

-- The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

-- The period of time your account dollars need to remain in the Guaranteed
   Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Accumulation Account prospectus;

-- Tax Penalties and/or Tax withholding--See "Taxation";

-- Early Withdrawal Charge--See "Fees"; and/or

-- Maintenance Fee--See "Fees".

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

-- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.

-- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in "Systematic Distribution Options," no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

-- short-term--three years or less; and

-- long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, the contract holder or you if permitted may:

-- transfer dollars to a new guaranteed term;

-- transfer dollars to other available investment options; or

-- withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

LOANS. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCUMULATION ACCOUNT. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  APPENDIX II
                                 FIXED ACCOUNT
------------------------------------------------------------------

The Fixed Account is an investment option available during the accumulation phase under some contracts. Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations. Under some contracts, this option is available to installment purchase plans only. This option is not available in the state of New York under some contracts.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

WITHDRAWALS. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to 6 months or as provided by federal law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) the Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and

(b) the sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--Early Withdrawal Charge."

TRANSFERS. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at our Home Office. The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying the Home Office at least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

CONTRACT LOANS. If available under your plan, contract loans may be made from account values held in the Fixed Account.

                                  APPENDIX III
                               FIXED PLUS ACCOUNT
------------------------------------------------------------------

The Fixed Plus Account is an investment option available during the accumulation phase under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

CERTAIN RESTRICTIONS. This option is not available in the state of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options including, the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

REQUESTS FOR PARTIAL WITHDRAWALS. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Home Office or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

WAIVER OF PARTIAL WITHDRAWAL LIMITS. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:

-- the hardship is certified (required under most contracts);

-- the partial withdrawal is taken proportionally from each investment option in which your account invests;

-- the amount is paid directly to you; and

-- the amount paid for all withdrawals due to hardship during the previous
   12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to severance from employment and the following conditions are met:

-- the employer certifies you have separated from service (although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);

-- the amount withdrawn is paid directly to you; and

-- the amount paid for all partial and full withdrawals due to severance from employment during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

REQUESTS FOR FULL WITHDRAWALS. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:

-- one-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);

-- one-fourth of the remaining Fixed Plus Account value 12 months later;

-- one-third of the remaining Fixed Plus Account value 12 months later;

-- one-half of the remaining Fixed Plus Account value 12 months later; and

-- the balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

WAIVER OF FULL WITHDRAWAL PROVISIONS. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

-- due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);

-- due to your death during the accumulation phase. (Some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or

-- when the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (36 months for some contracts issued in the state of New York) (or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

1. Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:

-- The hardship is certified by the employer;

-- The amount is paid directly to you; and

-- The amount paid for all withdrawals due to hardship during the previous
   12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period (not applicable to certain contracts issued in New
   York).

2. For any in-service distributions permitted by the plan and the following conditions are met:

-- The distribution has been certified by the employer;

-- The amount distributed is paid directly to you; and

-- The amount paid for all such withdrawals during the previous 12-months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period. (Not applicable to certain contracts issued in New
   York).

3. Due to your separation from service with the employer, provided that all the following apply*:

-- The employer certifies that you have separated from service (although the Tax
   Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);

-- The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and

-- Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

4. If you are at least age 59 1/2 and, if applicable, have completed nine payment periods.

5. If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts).

6. For certain contracts issued in the state of New York, due to your disability as described in the Tax Code if all of the following conditions are met:

-- The disability is certified by the employer, or you, as applicable; and

-- The amount is paid directly by you.

7. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

------------------------
* Instead of the provisions under number 3 above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:
-- The employer certifies that you have separated from service;
--  We receive the withdrawal request within 60 days of the date of separation;
    and
--  You pay a 3% charge based on the entire Fixed Plus Account value.

If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

CHARGES. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

TRANSFERS. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Home Office, or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

CONTRACT LOANS. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

TRANSFER CREDITS. The Company provides a transfer credit in certain circumstances. See "Purchase--Transfer Credits." The transfer credit is a specified percentage of the assets transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. We apply the transfer credit to the current value held in the Fixed Plus Account.

                                  APPENDIX IV

                  PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT

                           UNDER AN ANNUITY CONTRACT
------------------------------------------------------------------

  FOR PLANS UNDER SECTION 403(b), 401 OR 403(a) OF THE CODE (EXCEPT VOLUNTARY
                             SECTION 403(b) PLANS)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The employer has adopted a plan under Internal Revenue Code Sections 403(b), 401(a)/401(k) or 403(a) ("Plan") and has purchased an ING Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer's Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant's agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

-- The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b), 401(a)/401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b), 401(a)/401(k) or 403(a), the participant has ownership in the value of his/her Employer Account.

-- The Company will process transactions only with the employer's written direction to the Company. The participant will be bound by the employer's interpretation of the Plan provisions and its written direction to the Company.

-- The employer may permit the participant to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without the employer's written permission, the participant will be unable to make any investment selections under the Contract.

-- On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.

-- In the event of the participant's death, the employer is the named
   Beneficiary under the terms of the Contract. The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer's responsibility to direct the Company to properly pay any death benefits.

                                   APPENDIX V
                        DESCRIPTION OF UNDERLYING FUNDS
------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT OVERVIEW -- QUESTIONS: CONTACTING THE COMPANY," BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

                                                        INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY
  FUND NAME                                             SUBADVISER              OF PRINCIPAL INVESTMENT STRATEGIES
  AIM VARIABLE INSURANCE FUNDS -- AIM V.I. CAPITAL      A I M Advisors, Inc.    Seeks growth of capital. Seeks to meet
    APPRECIATION FUND                                                           its objective by investing principally
    (SERIES I SHARES)                                                           in common stocks of companies the
                                                                                portfolio managers believe are likely to
                                                                                benefit from new or innovative products,
                                                                                services or processes as well as those
                                                                                that have experienced above-average,
                                                                                long-term growth in earnings and have
                                                                                excellent prospects for future growth.
  AIM VARIABLE INSURANCE FUNDS -- AIM V.I. CORE EQUITY  A I M Advisors, Inc.    Seeks growth of capital. Seeks to meet
    FUND                                                                        its objective by investing, normally, at
    (SERIES I SHARES)                                                           least 80% of net assets in equity
                                                                                securities, including convertible
                                                                                securities, of established companies
                                                                                that have long-term above-average growth
                                                                                in earnings, and growth companies that
                                                                                the portfolio managers believe have the
                                                                                potential for above-average growth in
                                                                                earnings.
  AIM VARIABLE INSURANCE FUNDS -- AIM V.I. GROWTH FUND  A I M Advisors, Inc.    Seeks growth of capital. Seeks to meet
    (SERIES I SHARES)                                                           its investment objective by investing
                                                                                principally in seasoned and better
                                                                                capitalized companies considered to have
                                                                                strong earnings momentum.
  AIM VARIABLE INSURANCE FUNDS -- AIM V.I. PREMIER      A I M Advisors, Inc.    Seeks to achieve long-term growth of
    EQUITY FUND                                                                 capital with a secondary objective of
    (SERIES I SHARES)                                                           income. Seeks to meet its objectives by
                                                                                investing, normally, at least 80% of net
                                                                                assets in equity securities, including
                                                                                convertible securities.

                                                        INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY
  FUND NAME                                             SUBADVISER              OF PRINCIPAL INVESTMENT STRATEGIES
  AMERICAN CENTURY-REGISTERED TRADEMARK- INCOME &       American Century        Seeks capital growth by investing in
    GROWTH FUND                                         Investment              common stocks. Income is a secondary
    (ADVISOR CLASS)                                     Management, Inc.        objective. Fund managers select stocks
                                                                                primarily from the largest 1,500
                                                                                publicly traded U.S. companies using
                                                                                quantitative, computer-driven models in
                                                                                a two-step process that draws heavily on
                                                                                computer technology to construct the
                                                                                portfolio of stock investments that they
                                                                                believe will provide the optimal balance
                                                                                between risk and expected return.
  CALVERT VARIABLE SERIES, INC. -- CALVERT SOCIAL       Calvert Asset           Seeks to achieve a competitive total
    BALANCED PORTFOLIO                                  Management              return through an actively managed
                                                        Company, Inc.           nondiversified portfolio of stocks,
                                                        Subadviser: Brown       bonds and money market instruments which
                                                        Capital                 offer income and capital growth
                                                        Management, Inc. and    opportunity and which satisfy the
                                                        SsgA Funds              investment and social criteria for the
                                                        Management, Inc.        Portfolio. Typically invests about 60%
                                                                                of its assets in stocks and 40% in bonds
                                                                                or other fixed-income investments. Stock
                                                                                investments are primarily common stock
                                                                                in large-cap companies, while the fixed-
                                                                                income investments are primarily a wide
                                                                                variety of investment grade bonds.
  EVERGREEN SPECIAL VALUES FUND (formerly Wachovia      Evergreen Investment    Seeks to produce growth of capital.
    Special Values Fund)                                Management Company,     Invests primarily in common stocks of
    (CLASS A SHARES)                                    LLC                     small U.S. companies. Under normal
                                                                                market conditions, invests at least 80%
                                                                                of assets in common stocks of small U.S.
                                                                                companies (i.e., companies whose market
                                                                                capitalizations fall within the range
                                                                                tracked by the Russell 2000-Registered
                                                                                Trademark- Value Index, at the time of
                                                                                purchase).
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks long-term capital appreciation.
    PRODUCTS -- FIDELITY-REGISTERED TRADEMARK- VIP      Research Company        Normally invests primarily in common
    CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO          Subadvisers: Fidelity   stocks of companies whose value the
    (INITIAL CLASS)                                     Management & Research   Portfolio's investment adviser believes
                                                        (U.K.) Inc.; Fidelity   is not fully recognized by the public.
                                                        Management & Research
                                                        (Far East) Inc.;
                                                        Fidelity Investments
                                                        Japan Limited; FMR
                                                        Co., Inc.
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks reasonable income. Also considers
    PRODUCTS -- FIDELITY-REGISTERED TRADEMARK- VIP      Research Company        the potential for capital appreciation.
    EQUITY-INCOME PORTFOLIO                             Subadviser: FMR         Seeks to achieve a yield which exceeds
    (INITIAL CLASS)                                     Co., Inc.               the composite yield on the securities
                                                                                comprising the Standard & Poor's 500
                                                                                Index. Normally invests at least 80% of
                                                                                total assets in income-producing equity
                                                                                securities (which tends to lead to
                                                                                investments in large cap "value"
                                                                                stocks).

                                                        INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY
  FUND NAME                                             SUBADVISER              OF PRINCIPAL INVESTMENT STRATEGIES
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks to achieve capital appreciation.
    PRODUCTS -- FIDELITY-REGISTERED TRADEMARK- VIP      Research Company        Normally invests primarily in common
    GROWTH PORTFOLIO                                    Subadviser: FMR         stocks of companies the investment
    (INITIAL CLASS)                                     Co., Inc.               adviser believes have above-average
                                                                                growth potential (often called "growth"
                                                                                stocks).
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks long-term growth of capital.
    PRODUCTS -- FIDELITY-REGISTERED TRADEMARK- VIP      Research Company        Normally invests at least 80% of assets
    OVERSEAS PORTFOLIO                                  Subadvisers: Fidelity   in non-U.S. securities, primarily in
    (INITIAL CLASS)                                     Management & Research   common stocks.
                                                        (U.K.) Inc.; Fidelity
                                                        Management & Research
                                                        (Far East) Inc.;
                                                        Fidelity International
                                                        Investment Advisors
                                                        (U.K.) Limited;
                                                        Fidelity Investments
                                                        Japan Limited; FMR
                                                        Co., Inc.
  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Franklin Advisory       A NONDIVERSIFIED fund that seeks
    TRUST -- FRANKLIN SMALL CAP VALUE SECURITIES FUND   Services, LLC           long-term total return. The fund will
    (CLASS 2 SHARES)                                    (Advisory Services)     normally invest at least 80% of net
                                                                                assets in investments of small
                                                                                capitalization companies that have
                                                                                market capitalization values not
                                                                                exceeding $2.5 billion, at the time of
                                                                                purchase.
  ING PARTNERS, INC. -- ING ALGER AGGRESSIVE GROWTH     ING Life Insurance and  Seeks long-term capital appreciation.
    PORTFOLIO                                           Annuity Company         Invests primarily (at least 65% of total
    (INITIAL CLASS) (SERVICE CLASS)                     Subadviser: Fred Alger  assets) in the equity securities of
                                                        Management, Inc.        companies having a market capitalization
                                                                                within the range of companies in the
                                                                                Russell MidCap Growth Index or the S&P
                                                                                Mid Cap 400 Index.
  ING PARTNERS, INC. -- ING ALGER GROWTH PORTFOLIO      ING Life Insurance and  Seeks long-term capital appreciation.
    (SERVICE CLASS)                                     Annuity Company         Invests primarily (at least 65% of total
                                                        Subadviser: Fred Alger  assets) in the equity securities of
                                                        Management, Inc.        large companies having a market
                                                                                capitalization of $10 billion or
                                                                                greater.
  ING PARTNERS, INC. -- ING AMERICAN CENTURY SMALL CAP  ING Life Insurance and  Seeks long-term growth of capital;
    VALUE PORTFOLIO                                     Annuity Company         income is a secondary objective. Invests
    (SERVICE CLASS)                                     Subadviser: American    primarily (at least 80% of net assets
                                                        Century Investment      under normal circumstances) in equity
                                                        Management, Inc.        securities of smaller companies. The
                                                                                Portfolio's subadviser considers smaller
                                                                                companies to include those with a market
                                                                                capitalization no bigger than that of
                                                                                the largest company in the S&P Small Cap
                                                                                600 Index or the Russell 2000 Index.
  ING PARTNERS, INC. -- ING BARON SMALL CAP GROWTH      ING Life Insurance and  Seeks capital appreciation. Invests
    PORTFOLIO                                           Annuity Company         primarily (at least 80% of total assets
    (SERVICE CLASS)                                     Subadviser:             under normal circumstances) in
                                                        BAMCO, Inc.             securities of smaller companies with
                                                                                market values under $2.5 billion as
                                                                                measured at the time of purchase.

                                                        INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY
  FUND NAME                                             SUBADVISER              OF PRINCIPAL INVESTMENT STRATEGIES
  ING PARTNERS, INC. -- ING DSI ENHANCED INDEX          ING Life Insurance and  Seeks higher total return over the long
    PORTFOLIO                                           Annuity Company         term than the Standard & Poor's 500
    (SERVICE CLASS)                                     Subadviser: DSI         Composite Stock Price Index (S&P 500).
                                                        International           Uses the subadviser's proprietary
                                                        Management, Inc.        enhanced S&P 500 strategy to invest in a
                                                                                selection of common stocks that are
                                                                                included in the S&P 500. Under normal
                                                                                circumstances, invests at least 80% of
                                                                                net assets in common stocks issued by
                                                                                companies represented in the S&P 500
                                                                                Index. May invest up to 20% of net
                                                                                assets in cash or money market
                                                                                instruments.
  ING PARTNERS, INC. -- ING GOLDMAN SACHS-REGISTERED    ING Life Insurance and  Seeks long-term growth of capital.
    TRADEMARK- CAPITAL GROWTH PORTFOLIO*                Annuity Company         Invests, under normal circumstances, at
    (SERVICE CLASS)                                     Subadviser: Goldman     least 90% of total assets in equity
  *Goldman Sachs-Registered Trademark- is a registered  Sachs Asset             securities.
  service mark of Goldman, Sachs & Co., and it is used  Management, L.P.
  by agreement with Goldman, Sachs & Co.
  ING PARTNERS, INC. -- ING JPMORGAN FLEMING            ING Life Insurance and  Seeks long-term growth of capital.
    INTERNATIONAL PORTFOLIO (formerly ING Scudder       Annuity Company         Invests primarily (at least 65% of total
    International Growth Portfolio)                     Subadviser: J.P.        assets) in the equity securities of
    (INITIAL CLASS)                                     Morgan Fleming Asset    foreign companies that the subadviser
                                                        Management (London)     believes have high growth potential.
                                                        Ltd.                    Will normally invest in securities of at
                                                                                least three different countries other
                                                                                than the U.S. and will invest in
                                                                                securities in both developed and
                                                                                developing markets.
  ING PARTNERS, INC. -- ING JPMORGAN MID CAP VALUE      ING Life Insurance and  Seeks growth from capital appreciation.
    PORTFOLIO                                           Annuity Company         A NONDIVERSIFIED Portfolio that invests
    (SERVICE CLASS)                                     Subadviser: Robert      primarily (at least 80% of net assets
                                                        Fleming, Inc., a        under normal circumstances) in a broad
                                                        subsidiary of J.P.      portfolio of common stocks of companies
                                                        Morgan Chase & Co.      with market capitalizations of $1
                                                                                billion to $20 billion at the time of
                                                                                purchase that the subadviser believes to
                                                                                be undervalued.
  ING PARTNERS, INC. -- ING MFS CAPITAL OPPORTUNITIES   ING Life Insurance and  Seeks capital appreciation. Invests
    PORTFOLIO                                           Annuity Company         primarily (at least 65% of net assets)
    (INITIAL CLASS)                                     Subadviser:             in common stocks and related securities,
                                                        Massachusetts           such as preferred stocks, convertible
                                                        Financial Services      securities and depositary receipts.
                                                        Company
  ING PARTNERS, INC. -- ING MFS GLOBAL GROWTH           ING Life Insurance and  Seeks capital appreciation. A
    PORTFOLIO                                           Annuity Company         NONDIVERSIFIED Portfolio that invests
    (SERVICE CLASS)                                     Subadviser:             primarily (at least 65% of net assets
                                                        Massachusetts           under normal circumstances) in
                                                        Financial Services      securities of companies worldwide
                                                        Company                 including common stocks and related
                                                                                equity securities such as preferred
                                                                                stock, convertible securities and
                                                                                depositary receipts.
  ING PARTNERS, INC. -- ING MFS RESEARCH EQUITY         ING Life Insurance and  Seeks long-term growth of capital and
    PORTFOLIO (formerly ING MFS Research Portfolio)     Annuity Company         future income. Invests primarily (at
    (INITIAL CLASS)                                     Subadviser:             least 80% of net assets) in common
                                                        Massachusetts           stocks and related securities, such as
                                                        Financial Services      preferred stocks, convertible securities
                                                        Company                 and depositary receipts.

                                                        INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY
  FUND NAME                                             SUBADVISER              OF PRINCIPAL INVESTMENT STRATEGIES
  THE ING INVESTORS TRUST -- ING MFS TOTAL RETURN       Directed Services,      Seeks above-average income (compared to
    PORTFOLIO                                           Inc.                    a portfolio entirely invested in equity
    (SERVICE SHARES)                                    Subadviser:             securities) consistent with the prudent
                                                        Massachusetts           employment of capital. A secondary
                                                        Financial Services      objective is the reasonable opportunity
                                                        Company                 for growth of capital and income. Under
                                                                                normal market conditions, the Portfolio
                                                                                invests at least 40%, but not more than
                                                                                75%, of its assets in common stocks and
                                                                                related securities (referred to as
                                                                                equity securities), such as preferred
                                                                                stocks, bonds, warrants or rights
                                                                                convertible into stock, and depositary
                                                                                receipts for those securities; and at
                                                                                least 25%, but not more than 60%, of its
                                                                                net assets in non-convertible fixed
                                                                                income securities.
  ING PARTNERS, INC. -- ING OPCAP BALANCED VALUE        ING Life Insurance and  Seeks capital growth, and secondarily,
    PORTFOLIO                                           Annuity Company         investment income. Under normal market
    (SERVICE CLASS)                                     Subadviser: OpCap       conditions, invests at least 25% of
                                                        Advisors LLC            total assets in equity securities,
                                                                                including common stocks and preferred
                                                                                stocks and expects to have between 50%
                                                                                to 70% of total assets invested in
                                                                                equities. Also invests at least 25% of
                                                                                total assets in fixed-income senior
                                                                                securities including bonds, debentures,
                                                                                notes, participation interests in loans,
                                                                                convertible securities and U.S.
                                                                                Government securities.
  ING PARTNERS, INC. -- ING PIMCO TOTAL RETURN          ING Life Insurance and  Seeks maximum total return, consistent
    PORTFOLIO                                           Annuity Company         with capital preservation and prudent
    (SERVICE CLASS)                                     Subadviser: Pacific     investment management. Invests under
                                                        Investment Management   normal circumstances at least 65% of net
                                                        Company LLC             assets plus borrowings for investment
                                                                                purposes in a diversified portfolio of
                                                                                fixed income instruments of varying
                                                                                maturities. Invests primarily in
                                                                                investment grade debt securities, but
                                                                                may invest up to 10% of its assets in
                                                                                high yield securities ("junk bonds")
                                                                                rated B or higher by Moody's or S&P, or,
                                                                                if unrated, determined by the subadviser
                                                                                to be of comparable quality.
  ING PARTNERS, INC. -- ING SALOMON BROTHERS            ING Life Insurance and  Seeks long-term growth of capital.
    AGGRESSIVE GROWTH PORTFOLIO (formerly ING MFS       Annuity Company         Invests primarily (at least 80% of net
    Emerging Equities Portfolio)                        Subadviser: Salomon     assets under normal circumstances) in
    (INITIAL CLASS)                                     Brothers Asset          common stocks and related securities,
                                                        Management Inc          such as preferred stocks, convertible
                                                                                securities and depositary receipts, of
                                                                                emerging growth companies.
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
                                                        INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY
  FUND NAME                                             SUBADVISER              OF PRINCIPAL INVESTMENT STRATEGIES
  ING PARTNERS, INC. -- ING SALOMON BROTHERS            ING Life Insurance and  Seeks capital appreciation. A
    FUNDAMENTAL VALUE PORTFOLIO (formerly ING Salomon   Annuity Company         NONDIVERSIFIED Portfolio that invests
    Brothers Capital Portfolio)                         Subadviser: Salomon     primarily in common stocks and common
    (SERVICE CLASS)                                     Brothers Asset          stock equivalents, such as preferred
                                                        Management Inc          stocks and securities convertible in
                                                                                common stocks, of companies the
                                                                                subadviser believes are undervalues in
                                                                                the marketplace. May invest in
                                                                                investment grade fixed-income securities
                                                                                and may invest up to 20% of net assets
                                                                                in non-convertible debt securities rated
                                                                                below investment grade or, if unrated,
                                                                                are of equivalent quality as determined
                                                                                by the subadviser. May also invest up to
                                                                                20% of assets in securities of foreign
                                                                                issuers.
  ING PARTNERS, INC. -- ING SALOMON BROTHERS INVESTORS  ING Life Insurance and  Seeks long-term growth of capital, and
    VALUE PORTFOLIO                                     Annuity Company         secondarily, current income. Invests
    (SERVICE CLASS)                                     Subadviser: Salomon     primarily in common stocks of
                                                        Brothers Asset          established U.S. companies. May also
                                                        Management Inc          invest in other equity securities,
                                                                                including up to 20% of its assets in
                                                                                securities of foreign issuers.
  ING INVESTORS TRUST -- ING T. ROWE PRICE EQUITY       Directed Services,      Seeks substantial dividend income as
    INCOME PORTFOLIO                                    Inc.                    well as long-term growth of capital.
    (SERVICE SHARES)                                    Subadviser:             Normally invests at least 80% of its
                                                        Massachusetts           assets in common stocks, with 65% in the
                                                        Financial Services      common stocks of well-established
                                                        Company                 companies paying above-average
                                                                                dividends. The Portfolio may also invest
                                                                                in convertible securities, warrants and
                                                                                preferred stocks.
  ING PARTNERS, INC. -- ING T. ROWE PRICE GROWTH        ING Life Insurance and  Seeks long-term capital growth, and
    EQUITY PORTFOLIO                                    Annuity Company         secondarily, increasing dividend income.
    (INITIAL CLASS)                                     Subadviser: T. Rowe     Invests primarily (at least 80% of net
                                                        Price                   assets under normal circumstances) in
                                                        Associates, Inc.        the common stocks. Concentrates its
                                                                                investments in growth companies.
                                                                                Investments in foreign securities are
                                                                                limited to 30% of total assets.
  ING PARTNERS, INC. -- ING UBS TACTICAL ASSET          ING Life Insurance and  Seeks total return, consisting of
    ALLOCATION PORTFOLIO                                Annuity Company         long-term capital appreciation and
    (SERVICE CLASS)                                     Subadviser: UBS Global  current income. Allocates assets between
                                                        Asset Management (US)   a stock portion designed to track the
                                                        Inc.                    performance of the Standard & Poor's 500
                                                                                Composite Stock Price Index (S&P 500)
                                                                                and a fixed income portion that consists
                                                                                of either five-year U.S. Treasury notes
                                                                                or U.S. Treasury bills with remaining
                                                                                maturities of 30 days.
  ING PARTNERS, INC. -- ING VAN KAMPEN COMSTOCK         ING Life Insurance and  Seeks capital growth and income. Invests
    PORTFOLIO                                           Annuity Company         in a portfolio of equity securities,
    (SERVICE CLASS)                                     Subadviser: Van Kampen  including common stocks, preferred stocks and securities convertible into
                                                                                common and preferred stocks.
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                                                        INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY
  FUND NAME                                             SUBADVISER              OF PRINCIPAL INVESTMENT STRATEGIES
  ING VP BALANCED PORTFOLIO, INC.                       ING Investments, LLC    Seeks to maximize investment return,
    (CLASS R SHARES)                                    Subadviser: Aeltus      consistent with reasonable safety of
                                                        Investment              principal, by investing in a diversified
                                                        Management, Inc.        portfolio of one or more of the
                                                                                following asset classes: stocks, bonds
                                                                                and cash equivalents, based on the
                                                                                judgment of the Portfolio's management,
                                                                                of which of those sectors or mix thereof
                                                                                offers the best investment prospects.
                                                                                Typically, maintains approximately 60%
                                                                                of total assets in equities and
                                                                                approximately 40% of total assets in
                                                                                debt (including money market
                                                                                instruments). The Portfolio may invest
                                                                                up to 15% of total assets in high-yield
                                                                                instruments.
  ING VP BOND PORTFOLIO                                 ING Investments, LLC    Seeks to maximize total return as is
    (CLASS R SHARES)                                    Subadviser: Aeltus      consistent with reasonable risk, through
                                                        Investment              investment in a diversified portfolio
                                                        Management, Inc.        consisting of debt securities. Under
                                                                                normal market conditions, invests at
                                                                                least 80% of net assets in high-grade
                                                                                corporate bonds, mortgage-related and
                                                                                other asset-backed securities, and
                                                                                securities issued or guaranteed by the
                                                                                U.S. Government, its agencies or
                                                                                instrumentalities. The Portfolio may
                                                                                invest up to 15% of total assets in
                                                                                high-yield instruments and up to 25% of
                                                                                total assets in foreign debt securities.
  ING VARIABLE FUNDS -- ING VP GROWTH AND INCOME        ING Investments, LLC    Seeks to maximize total return through
    PORTFOLIO                                           Subadviser: Aeltus      investments in a diversified portfolio
    (CLASS R SHARES)                                    Investment              of common stocks and securities
                                                        Management, Inc.        convertible into common stock. Under
                                                                                normal market conditions, invests at
                                                                                least 65% of total assets in common
                                                                                stocks that the Portfolio's subadviser
                                                                                believes have significant potential for
                                                                                capital appreciation or income growth or
                                                                                both.
  ING VARIABLE PRODUCTS TRUST -- ING VP GROWTH          ING Investments, LLC    Seeks long-term growth of capital.
    OPPORTUNITIES PORTFOLIO                                                     Invests primarily in common stock of
    (CLASS R SHARES)                                                            U.S. companies that the portfolio
                                                                                managers feel have above average
                                                                                prospects for growth. Under normal
                                                                                market conditions, invests at least 65%
                                                                                of total assets in securities purchased
                                                                                on the basis of the potential for
                                                                                capital appreciation. These securities
                                                                                may be from large-cap, mid-cap or
                                                                                small-cap companies.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP GROWTH        ING Investments, LLC    Seeks growth of capital through
    PORTFOLIO                                           Subadviser: Aeltus      investment in a diversified portfolio
    (CLASS R SHARES)                                    Investment              consisting primarily of common stocks
                                                        Management, Inc.        and securities convertible into common
                                                                                stocks believed to offer growth
                                                                                potential. Under normal market
                                                                                conditions, invests at least 65% of
                                                                                total assets in common stocks and
                                                                                securities convertible into common
                                                                                stock.
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                                                        INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY
  FUND NAME                                             SUBADVISER              OF PRINCIPAL INVESTMENT STRATEGIES
  ING VARIABLE PORTFOLIOS, INC. -- ING VP INDEX PLUS    ING Investments, LLC    Seeks to outperform the total return
    LARGECAP PORTFOLIO                                  Subadviser: Aeltus      performance of the Standard & Poor's 500
    (CLASS R SHARES)                                    Investment              Composite Index (S&P 500), while
                                                        Management, Inc.        maintaining a market level of risk.
                                                                                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 500. The
                                                                                subadviser's objective is to overweight
                                                                                those stocks in the S&P 500 that they
                                                                                believe will outperform the index and
                                                                                underweight or avoid those stocks in the
                                                                                S&P 500 that they believe will
                                                                                underperform the index.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP INDEX PLUS    ING Investments, LLC    Seeks to outperform the total return
    MIDCAP PORTFOLIO                                    Subadviser: Aeltus      performance of the Standard & Poor's
    (CLASS R SHARES)                                    Investment              MidCap 400 Index (S&P 400), while
                                                        Management, Inc.        maintaining a market level of risk.
                                                                                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 400. The
                                                                                subadviser's objective is to overweight
                                                                                those stocks in the S&P 400 that they
                                                                                believe will outperform the index and
                                                                                underweight or avoid those stocks in the
                                                                                S&P 400 that they believe will
                                                                                underperform the index.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP INDEX PLUS    ING Investments, LLC    Seeks to outperform the total return
    SMALLCAP PORTFOLIO                                  Subadviser: Aeltus      performance of the Standard and Poor's
    (CLASS R SHARES)                                    Investment              SmallCap 600 Index (S&P 600), while
                                                        Management, Inc.        maintaining a market level of risk.
                                                                                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 600. The
                                                                                subadviser's objective is to overweight
                                                                                those stocks in the S&P 600 that they
                                                                                believe will outperform the index and
                                                                                underweight or avoid those stocks in the
                                                                                S&P 600 that they believe will
                                                                                underperform the index.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP               ING Investments, LLC    Seeks long-term capital growth primarily
    INTERNATIONAL EQUITY PORTFOLIO                      Subadviser: Aeltus      through investment in a diversified
    (CLASS R SHARES)                                    Investment              portfolio of common stocks principally
                                                        Management, Inc.        traded in countries outside of the
                                                                                United States. The Portfolio will not
                                                                                target any given level of current
                                                                                income. Under normal market conditions,
                                                                                invests at least 80% of assets in equity
                                                                                securities and at least 65% of its
                                                                                assets will normally be invested in
                                                                                securities principally traded in three
                                                                                or more countries outside of the U.S.
                                                                                These securities may include common
                                                                                stocks as well as securities convertible
                                                                                into common stock.
  ING VARIABLE PRODUCTS TRUST -- ING VP INTERNATIONAL   ING Investments, LLC    Seeks long-term capital appreciation.
    VALUE PORTFOLIO                                                             Invests primarily in foreign companies
    (CLASS R SHARES)                                                            with market capitalizations greater than
                                                                                $1 billion, but may hold up to 25% of
                                                                                assets in companies with smaller market
                                                                                capitalization. Under normal
                                                                                circumstances, will invest at least 65%
                                                                                of total assets in securities of
                                                                                companies located in at least three
                                                                                countries other than the U.S., which may
                                                                                include emerging market countries.
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
                                                        INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY
  FUND NAME                                             SUBADVISER              OF PRINCIPAL INVESTMENT STRATEGIES
  ING VARIABLE PRODUCTS TRUST -- ING VP MAGNACAP        ING Investments, LLC    Seeks growth of capital, with dividend
    PORTFOLIO                                                                   income as a secondary consideration.
    (CLASS R SHARES)                                                            Under normal conditions, invests at
                                                                                least 80% of assets in equity securities
                                                                                that meet the following criteria:
                                                                                attractive valuation characteristics;
                                                                                dividends; and balance sheet strength.
                                                                                Normally, investments are generally in
                                                                                larger companies that are included in
                                                                                the largest 500 U.S. companies as
                                                                                measured by sales, earnings or assets.
  ING VARIABLE PRODUCTS TRUST -- ING VP MIDCAP          ING Investments, LLC    Seeks long-term capital appreciation.
    OPPORTUNITIES PORTFOLIO                                                     Normally invests at least 80% of assets
    (CLASS R SHARES)                                                            in the common stocks of mid-sized U.S.
                                                                                companies that the portfolio managers
                                                                                feel have above average prospects for
                                                                                growth. For this Portfolio, mid-size
                                                                                companies are those with market
                                                                                capitalizations that fall within the
                                                                                range of companies in the Standard &
                                                                                Poor's MidCap 400 Index.
  ING VP MONEY MARKET PORTFOLIO                         ING Investments, LLC    Seeks to provide high current return,
    (CLASS R SHARES)                                    Subadviser: Aeltus      consistent with preservation of capital
                                                        Investment              and liquidity, through investment in
                                                        Management, Inc.        high-quality money market instruments.
                                                                                Invests in a diversified portfolio of
                                                                                high-quality fixed income securities
                                                                                denominated in U.S. dollars, with short
                                                                                remaining maturities. THERE IS NO
                                                                                GUARANTEE THAT THE ING VP MONEY MARKET
                                                                                SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL
                                                                                RETURN.
  ING VP NATURAL RESOURCES TRUST                        ING Investments, LLC    A NONDIVERSIFIED Portfolio that seeks
                                                                                long-term growth of capital primarily
                                                                                through investment in common stocks of
                                                                                companies that own or develop natural
                                                                                resources and other basic commodities,
                                                                                or supply goods and services to such
                                                                                companies. Current income will not be a
                                                                                factor. Total return will consist
                                                                                primarily of capital appreciation.
                                                                                Normally invests at least 80% of assets
                                                                                in companies with substantial natural
                                                                                resource assets. May also lend portfolio
                                                                                securities, up to 33 1/3% of its total
                                                                                assets.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP SMALL         ING Investments, LLC    Seeks growth of capital primarily
    COMPANY PORTFOLIO                                   Subadviser: Aeltus      through investment in a diversified
    (CLASS R SHARES)                                    Investment              portfolio of common stocks and
                                                        Management, Inc.        securities convertible into common
                                                                                stocks of companies with smaller market
                                                                                capitalizations. Under normal market
                                                                                conditions, invests at least 80% of net
                                                                                assets in common stocks and securities
                                                                                convertible into common stock of
                                                                                small-capitalization companies, defined
                                                                                as: 1) the 2,000 smallest of the 3,000
                                                                                largest U.S. companies (as measured by
                                                                                market capitalization); 2) all companies
                                                                                not included above that are included in
                                                                                the Standard & Poor's SmallCap 600 Index
                                                                                or the Russell 2000 Index; and
                                                                                3) companies with market capitalizations
                                                                                lower than companies included in the
                                                                                first two categories.
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
                                                        INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY
  FUND NAME                                             SUBADVISER              OF PRINCIPAL INVESTMENT STRATEGIES
  ING VARIABLE PRODUCTS TRUST -- ING VP SMALLCAP        ING Investments, LLC    Seeks long-term capital appreciation.
    OPPORTUNITIES PORTFOLIO                                                     Normally invests at least 80% of assets
    (CLASS R SHARES)                                                            in the common stock of smaller, lesser-
                                                                                known U.S. companies that are believed
                                                                                to have above average prospects for
                                                                                growth. For this Portfolio, smaller
                                                                                companies are those with market
                                                                                capitalizations that fall within the
                                                                                range of companies in the Russell 2000
                                                                                Index.
  ING STRATEGIC ALLOCATION PORTFOLIOS, INC. -- ING VP   ING Investments, LLC    Seeks to provide total return (i.e.,
    STRATEGIC ALLOCATION BALANCED PORTFOLIO (formerly   Subadviser: Aeltus      income and capital appreciation, both
    ING Generation Portfolios, Inc. -- ING VP           Investment              realized and unrealized). Managed for
    Crossroads Portfolio)                               Management, Inc.        investors seeking a balance between
    (CLASS R SHARES)                                                            income and capital appreciation who
                                                                                generally have an investment horizon
                                                                                exceeding ten years and a moderate level
                                                                                of risk tolerance. Under normal market
                                                                                conditions, allocates assets among
                                                                                several classes of equities,
                                                                                fixed-income securities (including up to
                                                                                15% of total assets in high-yield
                                                                                instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                60% equities, 35% fixed income and 5%
                                                                                money market instruments under neutral
                                                                                market conditions.
  ING STRATEGIC ALLOCATION PORTFOLIOS, INC. -- ING VP   ING Investments, LLC    Seeks to provide capital appreciation.
    STRATEGIC ALLOCATION GROWTH PORTFOLIO (formerly     Subadviser: Aeltus      Managed for investors seeking capital
    ING Generation Portfolios, Inc. -- ING VP Ascent    Investment              appreciation who generally have an
    Portfolio)                                          Management, Inc.        investment horizon exceeding 15 years
    (CLASS R SHARES)                                                            and a high level of risk tolerance.
                                                                                Under normal market conditions,
                                                                                allocates assets among several classes
                                                                                of equities, fixed-income securities
                                                                                (including up to 15% of total assets in
                                                                                high-yield instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                80% equities and 20% fixed income under
                                                                                neutral market conditions.
  ING STRATEGIC ALLOCATION PORTFOLIOS, INC. -- ING VP   ING Investments, LLC    Seeks to provide total return consistent
    STRATEGIC ALLOCATION INCOME PORTFOLIO (formerly     Subadviser: Aeltus      with preservation of capital. Managed
    ING Generation Portfolios, Inc. -- ING VP Legacy    Investment              for investors primarily seeking total
    Portfolio)                                          Management, Inc.        return consistent with capital
    (CLASS R SHARES)                                                            preservation who generally have an
                                                                                investment horizon exceeding five years
                                                                                and a low level of risk tolerance. Under
                                                                                normal market conditions, allocates
                                                                                assets among several classes of
                                                                                equities, fixed-income securities
                                                                                (including up to 15% of total assets in
                                                                                high-yield instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                35% equities, 55% fixed income and 10%
                                                                                money market instruments under neutral
                                                                                market conditions.
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
                                                        INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY
  FUND NAME                                             SUBADVISER              OF PRINCIPAL INVESTMENT STRATEGIES
  ING VARIABLE PORTFOLIOS, INC. -- ING VP TECHNOLOGY    ING Investments, LLC    Seeks long-term capital appreciation.
    PORTFOLIO                                           Subadviser: AIC Asset   Invests at least 80% of net assets in
    (CLASS R SHARES)                                    Management, LLC (AIC)   common stocks and securities convertible
                                                                                into common stock of companies in the
                                                                                information technology industry sector.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP VALUE         ING Investments, LLC    Seeks growth of capital primarily
    OPPORTUNITY PORTFOLIO                               Subadviser: Aeltus      through investment in a diversified
    (CLASS R SHARES)                                    Investment              portfolio of common stocks and
                                                        Management, Inc.        securities convertible into common
                                                                                stock. Under normal market conditions,
                                                                                invests at least 65% of total assets in
                                                                                common stocks and securities convertible
                                                                                into common stock.
  JANUS ASPEN SERIES -- BALANCED PORTFOLIO              Janus Capital           Seeks long-term capital growth,
    (INSTITUTIONAL SHARES)                                                      consistent with preservation of capital
                                                                                and balanced by current income. Normally
                                                                                invests 40-60% of its assets in
                                                                                securities selected primarily for their
                                                                                growth potential and 40-60% of its
                                                                                assets in securities selected primarily
                                                                                for their income potential. Will
                                                                                normally invest at least 25% of its
                                                                                assets in fixed-income securities.
  JANUS ASPEN SERIES -- CAPITAL APPRECIATION PORTFOLIO  Janus Capital           A NONDIVERSIFIED Portfolio that seeks
    (SERVICE SHARES)                                                            long- term growth of capital. Invests
                                                                                primarily in common stocks selected for
                                                                                their growth potential. May invest in
                                                                                companies of any size, from larger,
                                                                                well-established companies to smaller,
                                                                                emerging growth companies.
  JANUS ASPEN SERIES -- FLEXIBLE INCOME PORTFOLIO       Janus Capital           Invests primarily in a wide variety of
    (INSTITUTIONAL SHARES)                                                      income-producing securities such as
                                                                                corporate bonds and notes, government
                                                                                securities and preferred stock. Will
                                                                                invest at least 80% of its assets in
                                                                                income-producing securities. Will invest
                                                                                at least 65% of its assets in investment
                                                                                grade debt securities with a
                                                                                dollar-weighted maturity of five to ten
                                                                                years. Will limit its investment in
                                                                                high-yield/high-risk bonds to 35% or
                                                                                less of its net assets.
  JANUS ASPEN SERIES -- GROWTH PORTFOLIO                Janus Capital           Seeks long-term growth of capital in a
    (INSTITUTIONAL SHARES)                                                      manner consistent with the preservation
                                                                                of capital. Invests primarily in common
                                                                                stocks selected for their growth
                                                                                potential. Although it can invest in
                                                                                companies of any size, it generally
                                                                                invests in larger, more established
                                                                                companies.
  JANUS ASPEN SERIES -- MID CAP GROWTH PORTFOLIO        Janus Capital           A NONDIVERSIFIED Portfolio that invests,
    (formerly Aggressive Growth Portfolio)                                      under normal circumstances, at least 80%
    (INSTITUTIONAL SHARES)                                                      of its net assets in equity securities
                                                                                of mid-sized companies whose market
                                                                                capitalization falls, at the time of
                                                                                initial purchase, in the 12-month
                                                                                average of the capitalization ranges of
                                                                                the Russell MidCap Growth Index.
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
                                                        INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY
  FUND NAME                                             SUBADVISER              OF PRINCIPAL INVESTMENT STRATEGIES
  JANUS ASPEN SERIES -- WORLDWIDE GROWTH PORTFOLIO      Janus Capital           Seeks long-term growth of capital in a
    (INSTITUTIONAL SHARES)                                                      manner consistent with the preservation
                                                                                of capital. Invests primarily in common
                                                                                stocks of companies of any size located
                                                                                throughout the world. Normally invests
                                                                                in issuers from at least five different
                                                                                countries, including the United States.
                                                                                May at times invest in fewer than five
                                                                                countries or even in a single country.
  JANUS TWENTY FUND                                     Janus Capital           A NONDIVERSIFIED portfolio that seeks
                                                                                long-term growth of capital. Normally
                                                                                concentrates its investments in a core
                                                                                position of 20-30 common stocks. Invests
                                                                                primarily in common stocks selected for
                                                                                their growth potential.
  LORD ABBETT SERIES FUND, INC. -- GROWTH AND INCOME    Lord, Abbett & Co. LLC  Seeks long-term growth of capital and
    PORTFOLIO                                                                   income without excessive fluctuations in
    (CLASS VC SHARES)                                                           market value. Primarily purchases equity
                                                                                securities of large, seasoned, U.S. and
                                                                                multinational companies which Lord
                                                                                Abbett believes are undervalued. May
                                                                                invest in equity securities such as
                                                                                common stocks, convertible bonds,
                                                                                convertible preferred stocks and
                                                                                warrants and similar instruments. Under
                                                                                normal circumstances, will invest at
                                                                                least 80% of net assets in equity
                                                                                securities of large companies with
                                                                                market capitalizations of at least $5
                                                                                billion at the time of purchase. This
                                                                                market capitalization may vary in
                                                                                response to changes in the markets.
  LORD ABBETT SERIES FUND, INC. -- MID-CAP VALUE        Lord, Abbett & Co. LLC  Seeks capital appreciation through
    PORTFOLIO                                                                   investments, primarily in equity
    (CLASS VC SHARES)                                                           securities, which are believed to be
                                                                                undervalued in the marketplace. Normally
                                                                                invests at least 80% of net assets, plus
                                                                                the amount of any borrowings for
                                                                                investment purposes, in equity
                                                                                securities of mid-sized companies, those
                                                                                with market capitalizations of roughly
                                                                                $500 million to $10 billion, at the time
                                                                                of purchase. This market capitalization
                                                                                range may vary in response to changes in
                                                                                the markets.
  OPPENHEIMER DEVELOPING MARKETS FUND                   OppenheimerFunds, Inc.  Aggressively seeks capital appreciation.
    (CLASS A SHARES)                                                            Invests mainly in common stocks of
                                                                                issuers in emerging and developing
                                                                                markets throughout the world. Under
                                                                                normal market conditions, will invest at
                                                                                least 80% of total assets in equity
                                                                                securities of issuers whose principal
                                                                                activities are in at least three
                                                                                developing markets.

                                                        INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY
  FUND NAME                                             SUBADVISER              OF PRINCIPAL INVESTMENT STRATEGIES
  OPPENHEIMER VARIABLE ACCOUNT FUNDS -- OPPENHEIMER     OppenheimerFunds, Inc.  Seeks long-term capital appreciation by
    GLOBAL SECURITIES FUND/VA                                                   investing a substantial portion of
                                                                                assets in securities of foreign issuers,
                                                                                "growth-type" companies, cyclical
                                                                                industries and special situations that
                                                                                are considered to have appreciation
                                                                                possibilities. Invests mainly in common
                                                                                stocks and can also buy other equity
                                                                                securities, including preferred stocks
                                                                                and convertible securities in the U.S.
                                                                                and foreign countries.
  OPPENHEIMER VARIABLE ACCOUNT FUNDS -- OPPENHEIMER     OppenheimerFunds, Inc.  Seeks a high level of current income
    STRATEGIC BOND FUND/VA                                                      principally derived from interest on
                                                                                debt securities. Invests mainly in debt
                                                                                securities of issuers in three market
                                                                                sectors: foreign governments and
                                                                                companies, U.S. Government securities,
                                                                                and lower-grade high-yield securities of
                                                                                U.S. and foreign companies.
  PAX WORLD BALANCED FUND, INC.                         Pax World Management    Seeks to provide its shareholders with a
                                                        Corp.                   diversified holding of securities of
                                                                                companies that offer primarily income
                                                                                and conservation of principal and
                                                                                secondarily possible long-term growth of
                                                                                capital. Intends to invest about 60% of
                                                                                assets in common and preferred stock
                                                                                and/or securities convertible into
                                                                                common stock and 40% in bonds and/or
                                                                                debentures. These percentages may vary,
                                                                                however, depending upon market
                                                                                conditions.
  PIONEER VARIABLE CONTRACTS TRUST -- PIONEER EQUITY    Pioneer Investment      Seeks current income and long-term
    INCOME VCT PORTFOLIO                                Management, Inc.        growth of capital from a portfolio
    (CLASS I SHARES)                                                            consisting primarily of income producing
                                                                                equity securities of U.S. corporations.
                                                                                Invests at least 80% of total assets in
                                                                                income producing equity securities.
                                                                                Income producing equity securities of
                                                                                U.S. issuers include common stocks,
                                                                                preferred stocks and interests in real
                                                                                estate investment trusts. Remainder of
                                                                                the portfolio may be invested in debt
                                                                                securities, most of which are expected
                                                                                to be convertible into common stocks.
  PIONEER VARIABLE CONTRACTS TRUST -- PIONEER FUND VCT  Pioneer Investment      Seeks reasonable income and capital
    PORTFOLIO                                           Management, Inc.        growth. Invests in a broad list of
    (CLASS I SHARES)                                                            carefully selected, reasonably priced
                                                                                securities rather than in securities
                                                                                whose prices reflect a premium resulting
                                                                                from their current market popularity.
                                                                                Invests the major portion of its assets
                                                                                in equity securities, primarily of U.S.
                                                                                issuers.
  PIONEER VARIABLE CONTRACTS TRUST -- PIONEER MID CAP   Pioneer Investment      Seeks capital appreciation by investing
    VALUE VCT PORTFOLIO                                 Management, Inc.        in a diversified portfolio of securities
    (CLASS I SHARES)                                                            consisting primarily of common stocks.
                                                                                Normally, invests at least 80% of total
                                                                                assets in equity securities of mid-size
                                                                                companies, that is, companies with
                                                                                market values within the range of market
                                                                                values of companies included in the
                                                                                Russell Midcap-Registered Trademark-
                                                                                Value Index.

                                  APPENDIX VI
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                               TABLE OF CONTENTS

TABLE I--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.05% AND 0.15%............................................       77
TABLE II--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.25%......................................................       80
TABLE III--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.35%......................................................       83
TABLE IV--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.45%......................................................       86
TABLE V--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.55%......................................................       89
TABLE VI--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.60%......................................................       93
TABLE VII--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.65%......................................................       97
TABLE VIII--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.70%......................................................      100
TABLE IX--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.75%......................................................      104
TABLE X--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.80%......................................................      108
TABLE XI--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.85%......................................................      112
TABLE XII--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.90%......................................................      116
TABLE XIII--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.95%......................................................      120
TABLE XIV--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.00%......................................................      126
TABLE XV--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.05%......................................................      132
TABLE XVI--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.10%......................................................      137
TABLE XVII--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.15%......................................................      142

                                  APPENDIX VI
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
------------------------------------------------------------------

TABLE XVIII--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.20%......................................................      147
TABLE XIX--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.35%......................................................      151
TABLE XX--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS ISSUED SINCE 1996 WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%....................      154
TABLE XXI--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS ISSUED SINCE 1996 WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%....................      158
TABLE XXII--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS ISSUED SINCE 1996 WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%....................      161
TABLE XXIII--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS ISSUED SINCE 1996 WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%....................      165
TABLE XXIV--FOR CONTRACTS ISSUED UNDER 401(a) PLANS
 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.87%...............      169
TABLE XXV--FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND
 DEFERRED COMPENSATION PLANS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%....................      173
TABLE XXVI--FOR MULTIPLE OPTION CONTRACTS ISSUED TO
 SAN BERNARDINO COUNTY AND MACOMB COUNTY WITH TOTAL
 SEPARATE ACCOUNT CHARGES OF 1.25%..........................      179
TABLE XXVII--FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND
 DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT
 CHARGES OF 1.50% (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE
 CHARGE BEGINNING APRIL 7, 1997)............................      183
TABLE XXVIII--FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED
 UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS.........      187
TABLE XXIX--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.60% AND 0.75%..........      191
TABLE XXX--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.75% AND 0.90%..........      195
TABLE XXXI--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE
 ON JANUARY 15, 1996........................................      198
TABLE XXXII--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE
 ON OR AFTER DECEMBER 16, 1996..............................      202
TABLE XXXIII--FOR CONTRACTS ISSUED TO MISSOURI MUNICIPAL
 LEAGUE UNDER DEFERRED COMPENSATION PLANS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%....................      207
TABLE XXXIV--FOR CONTRACTS ISSUED TO METROPOLITAN UTILITIES
 DISTRICT UNDER DEFERRED COMPENSATION PLANS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%....................      211

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE I
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.05% AND 0.15%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 (AS APPLICABLE) IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY
ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                    0.05% TOTAL CHARGES       0.15% TOTAL CHARGES
                                    --------------------      --------------------
                                     2002         2001         2002         2001
                                     ----         ----         ----         ----
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period         $9.266      $10.267(1)
Value at end of period                $6.97       $9.266
Number of accumulation units
 outstanding at end of period        21,948       26,848
AIM V.I. CORE EQUITY FUND
Value at beginning of period         $7.615       $8.677(1)    $7.760       $8.315(1)
Value at end of period                $6.39       $7.615        $6.54       $7.760
Number of accumulation units
 outstanding at end of period        22,579       20,638          166           49
AIM V.I. GROWTH FUND
Value at beginning of period         $6.273       $7.058(1)
Value at end of period                $4.31       $6.273
Number of accumulation units
 outstanding at end of period         5,923        8,771
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period         $8.461       $9.222(1)
Value at end of period                $5.87       $8.461
Number of accumulation units
 outstanding at end of period        17,079       16,434
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period        $20.374      $21.386(1)
Value at end of period               $17.80      $20.374
Number of accumulation units
 outstanding at end of period           168          395
FIDELITY-REGISTERED TRADEMARK-
VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period        $19.619      $20.390(1)   $11.652      $11.840(1)
Value at end of period               $17.69      $19.619       $10.55      $11.652
Number of accumulation units
 outstanding at end of period        48,769       32,888          106           33
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period        $18.805      $19.888(1)
Value at end of period               $15.53      $18.805
Number of accumulation units
 outstanding at end of period        26,701       19,228
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of period        $18.971      $20.968(1)
Value at end of period               $13.19      $18.971
Number of accumulation units
 outstanding at end of period        39,183       43,077
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of period        $12.215      $13.786(1)
Value at end of period                $9.68      $12.215
Number of accumulation units
 outstanding at end of period         5,000        1,811
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of period        $18.279      $20.571(1)
Value at end of period               $14.89      $18.279
Number of accumulation units
 outstanding at end of period        36,587       38,078
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period        $25.054      $28.829(1)
Value at end of period               $17.40      $25.054
Number of accumulation units
 outstanding at end of period        19,254       20,611
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of period        $15.441      $17.104(1)
Value at end of period               $11.53      $15.441
Number of accumulation units
 outstanding at end of period        27,983       36,071
ING SALOMON BROTHERS
AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period        $15.101      $16.984(1)
Value at end of period                $9.72      $15.101
Number of accumulation units
 outstanding at end of period       116,294      107,224
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period        $19.585      $20.313(1)
Value at end of period               $14.94      $19.585
Number of accumulation units
 outstanding at end of period        22,808       25,698
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of period        $23.108      $23.584(1)
Value at end of period               $20.61      $23.108
Number of accumulation units
 outstanding at end of period       112,979      121,396

------------------------------------------------------------------

                                    0.05% TOTAL CHARGES       0.15% TOTAL CHARGES
                                    --------------------      --------------------
                                     2002         2001         2002         2001
                                     ----         ----         ----         ----
ING VP BOND PORTFOLIO
Value at beginning of period        $16.447      $15.886(1)
Value at end of period               $17.72      $16.447
Number of accumulation units
 outstanding at end of period        20,096       22,510
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period        $21.043      $23.506(1)
Value at end of period               $15.70      $21.043
Number of accumulation units
 outstanding at end of period       356,045      462,702
ING VP GROWTH PORTFOLIO
Value at beginning of period        $15.247      $17.528(1)
Value at end of period               $10.77      $15.247
Number of accumulation units
 outstanding at end of period        24,755       36,220
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period        $17.950      $19.435(1)
Value at end of period               $14.01      $17.950
Number of accumulation units
 outstanding at end of period       383,324      359,184
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of period        $14.611      $14.784(1)
Value at end of period               $12.77      $14.611
Number of accumulation units
 outstanding at end of period       139,655       65,669
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period        $10.753      $10.431(1)
Value at end of period                $9.28      $10.753
Number of accumulation units
 outstanding at end of period       113,974       23,305
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period         $8.774       $9.713(1)
Value at end of period                $6.40       $8.774
Number of accumulation units
 outstanding at end of period         1,565        1,974
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period        $14.216      $14.025(1)
Value at end of period               $14.37      $14.216
Number of accumulation units
 outstanding at end of period        51,231       59,698
ING VP NATURAL RESOURCES TRUST
Value at beginning of period        $13.768      $14.677(1)
Value at end of period               $13.41      $13.768
Number of accumulation units
 outstanding at end of period           434          402
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period        $19.444      $18.893(1)
Value at end of period               $14.85      $19.444
Number of accumulation units
 outstanding at end of period        33,187       36,063
ING VP STRATEGIC ALLOCATION
BALANCED PORTFOLIO
Value at beginning of period        $15.300      $16.042(1)
Value at end of period               $13.76      $15.300
Number of accumulation units
 outstanding at end of period         3,348        5,742
ING VP STRATEGIC ALLOCATION
GROWTH PORTFOLIO
Value at beginning of period        $15.691      $16.762(1)
Value at end of period               $13.46      $15.691
Number of accumulation units
 outstanding at end of period         6,182        6,000
ING VP STRATEGIC ALLOCATION
INCOME PORTFOLIO
Value at beginning of period        $15.349      $15,689(1)
Value at end of period               $14.60      $15.349
Number of accumulation units
 outstanding at end of period        35,694       43,589
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period         $4.475       $4.815(1)
Value at end of period                $2.61       $4.475
Number of accumulation units
 outstanding at end of period       103,479       52,059
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period        $18.750      $20.990(1)
Value at end of period               $13.81      $18.750
Number of accumulation units
 outstanding at end of period         3,671        3,204
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period        $23.112      $23.624(1)
Value at end of period               $21.50      $23.112
Number of accumulation units
 outstanding at end of period        74,595       86,430
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $17.708      $17.060(1)
Value at end of period               $19.46      $17.708
Number of accumulation units
 outstanding at end of period        15,962       12,176
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $18.799      $23.306(1)
Value at end of period               $13.74      $18.799
Number of accumulation units
 outstanding at end of period        35,605       44,599
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Value at beginning of period        $19.165      $22.649(1)   $11.259      $12.937(1)
Value at end of period               $13.74      $19.165        $8.10      $11.259
Number of accumulation units
 outstanding at end of period       153,734      175,169          125           33

------------------------------------------------------------------

                                    0.05% TOTAL CHARGES       0.15% TOTAL CHARGES
                                    --------------------      --------------------
                                     2002         2001         2002         2001
                                     ----         ----         ----         ----
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period        $22.510      $25.296(1)   $10,980      $11.575(1)
Value at end of period               $16.68      $22.510        $8.17      $10,980
Number of accumulation units
 outstanding at end of period       137,577      176,426          124           35
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period        $14.370      $15.011(1)
Value at end of period               $11.13      $14.370
Number of accumulation units
 outstanding at end of period        83,578       42,421
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period        $10.719      $10.393(1)
Value at end of period               $11.45      $10.719
Number of accumulation units
 outstanding at end of period         2,717        1,098

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001 (0.05% TOTAL CHARGES):
(1) Funds were first received in this option during June 2001. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001 (0.15% TOTAL CHARGES):
(1)  Funds were first received in this option during July 2001.

------------------------------------------------------------------

                                    TABLE II
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                          2002
                                                          ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                               $9.408(1)
Value at end of period                                      $7.11
Number of accumulation units outstanding at end of
 period                                                    21,530
AIM V.I. CORE EQUITY FUND
Value at beginning of period                               $7.718(1)
Value at end of period                                      $6.52
Number of accumulation units outstanding at end of
 period                                                    55,615
AIM V.I. GROWTH FUND
Value at beginning of period                                $6.32(1)
Value at end of period                                      $4.38
Number of accumulation units outstanding at end of
 period                                                    25,871
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                                $8.50(1)
Value at end of period                                      $5.99
Number of accumulation units outstanding at end of
 period                                                    12,126
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                               $10.88(1)
Value at end of period                                      $9.44
Number of accumulation units outstanding at end of
 period                                                    79,897
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                               $11.43(1)
Value at end of period                                     $10.50
Number of accumulation units outstanding at end of
 period                                                   428,445
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period                               $10.75(1)
Value at end of period                                      $8.99
Number of accumulation units outstanding at end of
 period                                                   287,141
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                               $12.18(1)
Value at end of period                                      $8.50
Number of accumulation units outstanding at end of
 period                                                   554,574
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                                $8.33(1)
Value at end of period                                      $6.79
Number of accumulation units outstanding at end of
 period                                                    48,819
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                                $8.81(1)
Value at end of period                                      $7.41
Number of accumulation units outstanding at end of
 period                                                   238,935
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                               $10.93(1)
Value at end of period                                      $7.80
Number of accumulation units outstanding at end of
 period                                                   105,534
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                                $9.71(1)
Value at end of period                                      $7.38
Number of accumulation units outstanding at end of
 period                                                   295,121
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                $8.66(1)
Value at end of period                                      $5.67
Number of accumulation units outstanding at end of
 period                                                   501,188
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                               $11.96(1)
Value at end of period                                      $9.23
Number of accumulation units outstanding at end of
 period                                                   267,784
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                               $11.46(1)
Value at end of period                                     $10.26
Number of accumulation units outstanding at end of
 period                                                   886,008

------------------------------------------------------------------

                                                          2002
                                                          ----
ING VP BOND PORTFOLIO
Value at beginning of period                               $12.52(1)
Value at end of period                                     $13.37
Number of accumulation units outstanding at end of
 period                                                   368,326
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                $8.64(1)
Value at end of period                                      $6.44
Number of accumulation units outstanding at end of
 period                                                 3,983,568
ING VP GROWTH PORTFOLIO
Value at beginning of period                                $9.83(1)
Value at end of period                                      $7.00
Number of accumulation units outstanding at end of
 period                                                   118,707
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                               $10.93(1)
Value at end of period                                      $8.55
Number of accumulation units outstanding at end of
 period                                                   426,905
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                               $15.22(1)
Value at end of period                                     $13.38
Number of accumulation units outstanding at end of
 period                                                    89,769
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                               $11.32(1)
Value at end of period                                      $9.88
Number of accumulation units outstanding at end of
 period                                                    45,072
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                                $8.50(1)
Value at end of period                                      $6.38
Number of accumulation units outstanding at end of
 period                                                    14,894
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                               $11.91(1)
Value at end of period                                     $12.06
Number of accumulation units outstanding at end of
 period                                                   475,250
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                                $8.17(1)
Value at end of period                                      $8.50
Number of accumulation units outstanding at end of
 period                                                    19,692
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                               $12.93(1)
Value at end of period                                     $10.14
Number of accumulation units outstanding at end of
 period                                                    78,878
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period                               $10.06(1)
Value at end of period                                      $9.05
Number of accumulation units outstanding at end of
 period                                                    79,829
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period                                $9.51(1)
Value at end of period                                      $8.18
Number of accumulation units outstanding at end of
 period                                                   139,477
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period                               $11.04(1)
Value at end of period                                     $10.47
Number of accumulation units outstanding at end of
 period                                                    26,979
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                                $4.68(1)
Value at end of period                                      $2.64
Number of accumulation units outstanding at end of
 period                                                   102,888
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                               $12.44(1)
Value at end of period                                      $9.30
Number of accumulation units outstanding at end of
 period                                                   117,115
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                               $13.83(1)
Value at end of period                                     $12.94
Number of accumulation units outstanding at end of
 period                                                   330,269
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                               $12.26(1)
Value at end of period                                     $13.31
Number of accumulation units outstanding at end of
 period                                                   143,998
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                               $10.69(1)
Value at end of period                                      $7.88
Number of accumulation units outstanding at end of
 period                                                   285,536
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                               $10.60(1)
Value at end of period                                      $8.06
Number of accumulation units outstanding at end of
 period                                                   664,382

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------------------------------------------------------------------

                                                          2002
                                                          ----
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                               $10.67(1)
Value at end of period                                      $8.13
Number of accumulation units outstanding at end of
 period                                                 1,056,499
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                               $14.42(1)
Value at end of period                                     $11.36
Number of accumulation units outstanding at end of
 period                                                   118,156
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                               $11.09(1)
Value at end of period                                     $11.73
Number of accumulation units outstanding at end of
 period                                                    24,924

----------------------------------

(1)  Funds were first received in this option during January 2002.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE III
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.35%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                          2002          2001           2000
                                          ----          ----           ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period              $9.393        $12.286        $13.648(1)
Value at end of period                     $7.08         $9.393        $12.286
Number of accumulation units
 outstanding at end of period             14,807         23,529         15,852
AIM V.I. CORE EQUITY FUND
Value at beginning of period              $7.719        $10.038        $11.228(1)
Value at end of period                     $6.49         $7.719        $10.038
Number of accumulation units
 outstanding at end of period             18,927         61,033         45,121
AIM V.I. GROWTH FUND
Value at beginning of period              $6.340         $9.622        $11.987(1)
Value at end of period                     $4.36         $6.340         $9.622
Number of accumulation units
 outstanding at end of period             10,393         29,608         22,505
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period              $8.580         $9.848        $11.026(1)
Value at end of period                     $5.96         $8.580         $9.848
Number of accumulation units
 outstanding at end of period             10,079         15,827          4,591
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period             $10.733        $11.574        $11.718(1)
Value at end of period                     $9.40        $10.733        $11.574
Number of accumulation units
 outstanding at end of period             79,910        147,281        118,984
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period             $11.569        $13.229        $13.485(1)
Value at end of period                    $10.45        $11.569        $13.229
Number of accumulation units
 outstanding at end of period             78,443        396,982        375,278
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period             $10.815        $11.419        $10.595(1)
Value at end of period                     $8.95        $10.815        $11.419
Number of accumulation units
 outstanding at end of period             73,089        276,278        187,522
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO
Value at beginning of period             $12.143        $14.798        $16.211(1)
Value at end of period                     $8.46        $12.143        $14.798
Number of accumulation units
 outstanding at end of period            118,542        630,665        564,612
FIDELITY-REGISTERED TRADEMARK- VIP
OVERSEAS PORTFOLIO
Value at beginning of period              $8.506        $10.828        $12.131(1)
Value at end of period                     $6.76         $8.506        $10.828
Number of accumulation units
 outstanding at end of period             13,383         56,983         51,138
ING JPMORGAN FLEMING INTERNATIONAL
PORTFOLIO
Value at beginning of period              $9.030        $12.401        $13.496(1)
Value at end of period                     $7.37         $9.030        $12.401
Number of accumulation units
 outstanding at end of period            160,036        398,476        412,383
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period             $11.155        $14.877        $16.155(1)
Value at end of period                     $7.76        $11.155        $14.877
Number of accumulation units
 outstanding at end of period             88,409        179,325        160,437
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period              $9.817        $12.452        $13.213(1)
Value at end of period                     $7.35         $9.817        $12.452
Number of accumulation units
 outstanding at end of period            114,691        407,660        406,356
ING SALOMON BROTHERS AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period              $8.755        $11.747        $15.512(1)
Value at end of period                     $5.64         $8.755        $11.747
Number of accumulation units
 outstanding at end of period            264,145        736,762        693,416
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period             $12.019        $13.434        $13.599(1)
Value at end of period                     $9.19        $12.019        $13.434
Number of accumulation units
 outstanding at end of period             31,322        277,718        261,446
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period             $11.430        $11.974        $12.051(1)
Value at end of period                    $10.22        $11.430        $11.974
Number of accumulation units
 outstanding at end of period            341,321      1,197,262      1,229,466

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------------------------------------------------------------------

                                          2002          2001           2000
                                          ----          ----           ----
ING VP BOND PORTFOLIO
Value at beginning of period             $12.329        $11.377        $10.424(1)
Value at end of period                    $13.31        $12.329        $11.377
Number of accumulation units
 outstanding at end of period            150,160        416,127        310,266
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period              $8.575        $10.545        $11.432(1)
Value at end of period                     $6.41         $8.575        $10.545
Number of accumulation units
 outstanding at end of period            665,154      4,800,393      5,130,360
ING VP GROWTH PORTFOLIO
Value at beginning of period              $9.844        $13.544        $15.254(1)
Value at end of period                     $6.97         $9.844        $13.544
Number of accumulation units
 outstanding at end of period             62,051        175,057        168,969
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period             $10.890        $12.651        $13.504(1)
Value at end of period                     $8.52        $10.890        $12.651
Number of accumulation units
 outstanding at end of period             65,768        437,895        332,139
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period             $15.202        $15.460        $14.273(1)
Value at end of period                    $13.32        $15.202        $15.460
Number of accumulation units
 outstanding at end of period             52,211         76,014         47,993
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period             $11.372        $11.144         $9.804(1)
Value at end of period                     $9.84        $11.372        $11.144
Number of accumulation units
 outstanding at end of period             24,651         38,549         16,976
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period              $8.695        $11.462        $14.054(1)
Value at end of period                     $6.35         $8.695        $11.462
Number of accumulation units
 outstanding at end of period              6,963         17,234         13,070
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period             $11.852        $11.443        $11.033(1)
Value at end of period                    $12.00        $11.852        $11.443
Number of accumulation units
 outstanding at end of period            118,551        535,159        437,758
ING VP NATURAL RESOURCES TRUST
Value at beginning of period              $8.668        $10.347         $9.158(1)
Value at end of period                         0         $8.668        $10.347
Number of accumulation units
 outstanding at end of period                  0         25,030         11,114
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period             $13.195        $12.732        $12.599(1)
Value at end of period                    $10.09        $13.195        $12.732
Number of accumulation units
 outstanding at end of period             39,554         69,886         51,631
ING VP STRATEGIC ALLOCATION
BALANCED PORTFOLIO
Value at beginning of period              $9.988        $10.777        $10.497(1)
Value at end of period                     $9.00         $9.988        $10.777
Number of accumulation units
 outstanding at end of period              5,417         77,524         75,427
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period              $9.471        $10.744        $10.649(1)
Value at end of period                     $8.14         $9.471        $10.744
Number of accumulation units
 outstanding at end of period              6,656        149,120        144,050
ING VP STRATEGIC ALLOCATION INCOME
PORTFOLIO
Value at beginning of period             $10.929        $11.234        $10.706(1)
Value at end of period                    $10.42        $10.929        $11.234
Number of accumulation units
 outstanding at end of period              6,523         38,157         31,286
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period              $4.503         $5.865         $8.956(1)
Value at end of period                     $2.63         $4.503         $5.865
Number of accumulation units
 outstanding at end of period             20,103         86,256         47,465
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period             $12.547        $13.931        $12.984(1)
Value at end of period                     $9.26        $12.547        $13.931
Number of accumulation units
 outstanding at end of period             39,546        101,407         37,964
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period             $13.817        $14.550        $14.368(1)
Value at end of period                    $12.88        $13.817        $14.550
Number of accumulation units
 outstanding at end of period            147,458        398,905        285,117
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period             $12.031        $11.206        $10.485(1)
Value at end of period                    $13.24        $12.031        $11.206
Number of accumulation units
 outstanding at end of period             86,221        103,464         60,507
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period             $10.717        $14.289        $16.099(1)
Value at end of period                     $7.85        $10.717        $14.289
Number of accumulation units
 outstanding at end of period            115,836        404,888        369,847
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Value at beginning of period             $11.178        $18.526        $23.888(1)
Value at end of period                     $8.03        $11.178        $18.526
Number of accumulation units
 outstanding at end of period            375,196        990,670        913,546

------------------------------------------------------------------

                                          2002          2001           2000
                                          ----          ----           ----
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period             $10.901        $14.104        $16.103(1)
Value at end of period                     $8.09        $10.901        $14.104
Number of accumulation units
 outstanding at end of period            170,616      1,191,347      1,146,537
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period             $14.572        $16.624        $16.636(1)
Value at end of period                    $11.31        $14.572        $16.624
Number of accumulation units
 outstanding at end of period             51,275         83,345         29,809
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period             $10.905        $10.437        $10.102(1)
Value at end of period                    $11.68        $10.905        $10.437
Number of accumulation units
 outstanding at end of period             11,139         11,213          2,759

----------------------------------

(1)  Funds were first received in this option during May 2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE IV
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                 2002           2001          2000         1999         1998
                                 ----           ----          ----         ----         ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning
 of period                        $9.368         $7.662(1)
Value at end of period             $7.05         $9.368
Number of accumulation
 units outstanding at end
 of period                         2,095          2,191
AIM V.I. CORE EQUITY FUND
Value at beginning
 of period                        $7.698        $10.021      $11.781      $10.518(1)
Value at end of period             $6.47         $7.698      $10.021      $11.781
Number of accumulation
 units outstanding at end
 of period                        10,291         11,083        3,976          882
AIM V.I. GROWTH FUND
Value at beginning
 of period                        $6.322         $5.651(1)
Value at end of period             $4.34         $6.322
Number of accumulation
 units outstanding at end
 of period                           663          1,399
AIM V.I. PREMIER EQUITY
FUND
Value at beginning
 of period                        $8.557         $9.831      $11.570       $9.753(2)
Value at end of period             $5.94         $8.557       $9.831      $11.570
Number of accumulation
 units outstanding at end
 of period                       122,966         85,810       45,267        8,954
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning
 of period                       $10.694        $11.543      $11.970      $10.714      $10.217(1)
Value at end of period             $9.35        $10.694      $11.543      $11.970      $10.714
Number of accumulation
 units outstanding at end
 of period                        86,065         65,635       43,992       26,121          553
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning
 of period                       $11.527        $13.195      $14.194      $11.475      $10.553(1)
Value at end of period            $10.40        $11.527      $13.195      $14.194      $11.475
Number of accumulation
 units outstanding at end
 of period                       762,484        591,945      367,939      268,570        1,754
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning
 of period                       $10.776        $11.389      $10.552       $9.968       $9.516(1)
Value at end of period             $8.91        $10.776      $11.389      $10.552       $9.968
Number of accumulation
 units outstanding at end
 of period                       464,506        325,194      162,442      110,939          519
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning
 of period                       $12.100        $14.760      $16.655      $13.493(2)
Value at end of period             $8.42        $12.100      $14.760      $16.655
Number of accumulation
 units outstanding at end
 of period                       362,534        280,104      130,483       65,561
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning
 of period                        $8.475        $10.799      $13.410      $10.647(2)
Value at end of period             $6.73         $8.475      $10.799      $13.410
Number of accumulation
 units outstanding at end
 of period                        26,911         20,632       11,728        8,158
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning
 of period                        $8.997        $12.369      $15.452      $11.701(2)
Value at end of period             $7.34         $8.997      $12.369      $15.452
Number of accumulation
 units outstanding at end
 of period                        57,454         62,048       42,329       42,208
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $11.114        $14.838      $15.809      $10.673       $9.984(1)
Value at end of period             $7.73        $11.114      $14.838      $15.809      $10.673
Number of accumulation
 units outstanding at end
 of period                       156,206        131,701       69,690       36,972          192
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning
 of period                        $9.782        $12.420      $13.061      $10.577       $9.862(1)
Value at end of period             $7.31         $9.782      $12.420      $13.061      $10.577
Number of accumulation
 units outstanding at end
 of period                       106,181        108,893       63,659       50,332          473
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning
 of period                        $8.723        $11.716      $16.525      $11.002      $10.094(1)
Value at end of period             $5.62         $8.723      $11.716      $16.525      $11.002
Number of accumulation
 units outstanding at end
 of period                       371,888        329,340      194,901      128,507          371
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning
 of period                       $11.976        $13.399      $13.464      $11.057      $10.302(1)
Value at end of period             $9.15        $11.976      $13.399      $13.464      $11.057
Number of accumulation
 units outstanding at end
 of period                       213,155        184,736      103,238       79,777          817
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning
 of period                       $11.389        $11.943      $12.064      $10.747(3)
Value at end of period            $10.17        $11.389      $11.943      $12.064
Number of accumulation
 units outstanding at end
 of period                       208,793        174,642      106,920       80,717

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------------------------------------------------------------------

                                 2002           2001          2000         1999         1998
                                 ----           ----          ----         ----         ----
ING VP BOND PORTFOLIO
Value at beginning
 of period                       $12.284        $11.348      $10.396      $10.455(2)
Value at end of period            $13.25        $12.284      $11.348      $10.396
Number of accumulation
 units outstanding at end
 of period                       146,054         91,516       20,187       19,693
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning
 of period                        $8.544        $10.518      $11.867      $10.152       $9.561(1)
Value at end of period             $6.38         $8.544      $10.518      $11.867      $10.152
Number of accumulation
 units outstanding at end
 of period                       768,288        847,662      396,366      348,478        1,119
ING VP GROWTH PORTFOLIO
Value at beginning
 of period                        $9.808        $13.509      $15.412      $11.470      $10.444(1)
Value at end of period             $6.94         $9.808      $13.509      $15.412      $11.470
Number of accumulation
 units outstanding at end
 of period                       436,608        352,266      236,124      134,661          291
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning
 of period                       $10.850        $12.618      $13.991      $11.307      $10.639(1)
Value at end of period             $8.48        $10.850      $12.618      $13.991      $11.307
Number of accumulation
 units outstanding at end
 of period                       868,406        677,370      398,208      226,927          859
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning
 of period                       $15.147        $15.419      $12.916      $10.889(2)
Value at end of period            $13.26        $15.147      $15.419      $12.916
Number of accumulation
 units outstanding at end
 of period                       134,217         57,831       18,306        2,661
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning
 of period                       $11.331        $11.115      $10.166       $8.954(2)
Value at end of period             $9.79        $11.331      $11.115      $10.166
Number of accumulation
 units outstanding at end
 of period                        27,804         11,409        2,603        1,373
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning
 of period                        $8.663        $11.433      $14.414       $9.567       $9.231(1)
Value at end of period             $6.32         $8.663      $11.433      $14.414       $9.567
Number of accumulation
 units outstanding at end
 of period                        79,413         56,669       36,205       19,616           61
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning of
 period                           $9.796(1)
Value at end of period             $8.07
Number of accumulation
 units outstanding at end
 of period                        17,028
ING VP MONEY MARKET
PORTFOLIO
Value at beginning
 of period                       $11.809        $11.413      $10.777      $10.706(1)
Value at end of period            $11.95        $11.809      $11.413      $10.777
Number of accumulation
 units outstanding at end
 of period                       132,966        106,827       28,641       41,969
ING VP NATURAL RESOURCES
TRUST
Value at beginning
 of period                        $8.637        $10.320       $8.758       $8.644(1)
Value at end of period             $8.42         $8.637      $10.320       $8.758
Number of accumulation
 units outstanding at end
 of period                        10,733         11,987        4,370        4,241
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning
 of period                       $13.147        $12.699      $11.953       $9.176       $8.583(1)
Value at end of period            $10.05        $13.147      $12.699      $11.953       $9.176
Number of accumulation
 units outstanding at end
 of period                       304,893        210,231      122,374       63,697          318
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                            $9.00(1)
Value at end of period             $5.04
Number of accumulation
 units outstanding at end
 of period                        11,964
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning
 of period                        $9.952        $10.749      $10.752       $9.800       $9.531(1)
Value at end of period             $8.96         $9.952      $10.749      $10.752       $9.800
Number of accumulation
 units outstanding at end
 of period                       232,498        190,722      140,545      111,369          731
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning
 of period                        $9.436        $10.716      $10.836       $9.519       $9.146(1)
Value at end of period             $8.10         $9.436      $10.716      $10.836       $9.519
Number of accumulation
 units outstanding at end
 of period                        99,616         87,049       60,938       53,201          779
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning
 of period                       $10.889        $11.204      $10.738      $10.103(1)
Value at end of period            $10.37        $10.889      $11.204      $10.738
Number of accumulation
 units outstanding at end
 of period                        77,971         67,498       45,064       32,691
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                           $4.495         $3.259(1)
Value at end of period             $3.09         $4.495
Number of accumulation
 units outstanding at end
 of period                             0            855
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning
 of period                       $12.502        $13.895      $12.665      $12.467(1)
Value at end of period             $9.21        $12.502      $13.895      $12.665
Number of accumulation
 units outstanding at end
 of period                        29,195         29,098        9,566       10,293
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning
 of period                       $13.767        $14.512      $14.910      $11.816      $10.945(1)
Value at end of period            $12.82        $13.767      $14.512      $14.910      $11.816
Number of accumulation
 units outstanding at end
 of period                       971,549        710,875      415,783      224,105          612
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning
 of period                       $11.987        $11.177      $10.566      $10.446      $10.457(1)
Value at end of period            $13.18        $11.987      $11.177      $10.566      $10.446
Number of accumulation
 units outstanding at end
 of period                       253,502        126,825       69,755       42,021           82

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------------------------------------------------------------------

                                 2002           2001          2000         1999         1998
                                 ----           ----          ----         ----         ----
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning
 of period                       $10.678        $14.251      $16.753      $11.979(3)
Value at end of period             $7.81        $10.678      $14.251      $16.753
Number of accumulation
 units outstanding at end
 of period                       644,488        560,457      357,565      233,330
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning
 of period                       $11.137        $18.477      $27.222      $17.095(2)
Value at end of period             $7.99        $11.137      $18.477      $27.222
Number of accumulation
 units outstanding at end
 of period                       470,917        407,158      219,159      153,109
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning
 of period                       $10.862        $14.068      $16.757      $10.235       $9.630(1)
Value at end of period             $8.06        $10.862      $14.068      $16.757      $10.235
Number of accumulation
 units outstanding at end
 of period                     1,226,407      1,074,942      662,704      466,808        1,186
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning
 of period                       $14.519        $16.581      $15.849      $13.162(1)
Value at end of period            $11.25        $14.519      $16.581      $15.849
Number of accumulation
 units outstanding at end
 of period                        32,305         17,739        5,198           27
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning
 of period                       $10.865        $10.410      $10.188       $9.953       $9.975(1)
Value at end of period            $11.62        $10.865      $10.410      $10.188       $9.953
Number of accumulation
 units outstanding at end
 of period                        42,079         18,217        9,983        6,623          575

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2002:
(1) Funds were first received in this option during January 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1) Funds were first received in this option during September 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were received in this option during November 1999.
(2)  Funds were received in this option during September 1999.
(3) Funds were received in this option during January 1999. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during December 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE V
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                     2002         2001          2000           1999
                                     ----         ----          ----           ----
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period         $9.342      $12.245        $13.820        $10.908(1)
Value at end of period                $7.03       $9.342        $12.245        $13.820
Number of accumulation units
 outstanding at end of period        13,895       10,960         12,515             48
AIM V.I. CORE EQUITY FUND
Value at beginning of period         $7.677      $10.004        $11.773        $10.229(1)
Value at end of period                $6.45       $7.677        $10.004        $11.773
Number of accumulation units
 outstanding at end of period        53,745       47,386         48,445            880
AIM V.I. GROWTH FUND
Value at beginning of period         $6.305       $9.590        $12.127        $10.242(1)
Value at end of period                $4.33       $6.305         $9.590        $12.127
Number of accumulation units
 outstanding at end of period        19,026       13,383         12,592            990
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period         $8.534       $9.814        $11.562        $10.242(1)
Value at end of period                $5.92       $8.534         $9.814        $11.562
Number of accumulation units
 outstanding at end of period        32,094        4,707          3,280            203
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period        $10.655      $11.513        $11.951        $11.207(1)
Value at end of period                $9.31      $10.655        $11.513        $11.951
Number of accumulation units
 outstanding at end of period        10,774       12,083         11,184         13,438
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period        $11.485      $13.160        $14.171        $12.452(1)
Value at end of period               $10.35      $11.485        $13.160        $14.171
Number of accumulation units
 outstanding at end of period       192,813      108,307        123,644        119,841
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period        $10.737      $11.360        $10.535        $10.462(1)
Value at end of period                $8.87      $10.737        $11.360        $10.535
Number of accumulation units
 outstanding at end of period       125,948       59,830         55,911         65,154
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of period        $12.056      $14.721        $16.628        $14.192(1)
Value at end of period                $8.38      $12.056        $14.721        $16.628
Number of accumulation units
 outstanding at end of period       225,787      133,395        151,952        129,223
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of period         $8.444      $10.771        $13.389        $11.159(1)
Value at end of period                $6.69       $8.444        $10.771        $13.389
Number of accumulation units
 outstanding at end of period         8,450        8,801          8,239          8,971
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning of period         $10.88(1)
Value at end of period                $9.32
Number of accumulation units
 outstanding at end of period        14,424
ING AMERICAN CENTURY SMALL CAP
VALUE PORTFOLIO
Value at beginning of period          $7.97(2)
Value at end of period                $8.12
Number of accumulation units
 outstanding at end of period           280
ING BARON SMALL CAP GROWTH
PORTFOLIO
Value at beginning of period          $8.69(2)
Value at end of period                $8.73
Number of accumulation units
 outstanding at end of period           237
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of period         $8.965      $12.337        $15.427        $12.322(1)
Value at end of period                $7.30       $8.965        $12.337        $15.427
Number of accumulation units
 outstanding at end of period        49,861       51,349         56,339         60,619
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period        $11.074      $14.799        $15.783        $12.844(1)
Value at end of period                $7.69      $11.074        $14.799        $15.783
Number of accumulation units
 outstanding at end of period        72,512       80,210         81,825         51,669
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of period         $9.746      $12.387        $13.040        $11.303(1)
Value at end of period                $7.28       $9.746        $12.387        $13.040
Number of accumulation units
 outstanding at end of period        47,304       46,783         48,216         54,854

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------------------------------------------------------------------

                                     2002         2001          2000           1999
                                     ----         ----          ----           ----
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning of period         $10.09(3)
Value at end of period               $10.77
Number of accumulation units
 outstanding at end of period         9,002
ING SALOMON BROTHERS
AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period         $8.692      $11.686        $16.499        $12.327(1)
Value at end of period                $5.59       $8.692        $11.686        $16.499
Number of accumulation units
 outstanding at end of period        82,819       91,406        101,007        103,358
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period        $11.933      $13.364        $13.443        $11.814(1)
Value at end of period                $9.10      $11.933        $13.364        $13.443
Number of accumulation units
 outstanding at end of period        54,557       29,886         31,733         26,870
ING VAN KAMPEN COMSTOCK
PORTFOLIO
Value at beginning of period          $8.12(4)
Value at end of period                $8.35
Number of accumulation units
 outstanding at end of period           142
ING VP BALANCED PORTFOLIO,
INC.
Value at beginning of period        $11.348      $11.912        $12.045        $11.266(1)
Value at end of period               $10.12      $11.348        $11.912        $12.045
Number of accumulation units
 outstanding at end of period       182,935      179,400        197,183        237,142
ING VP BOND PORTFOLIO
Value at beginning of period        $12.240      $11.318        $10.380        $10.419(1)
Value at end of period               $13.19      $12.240        $11.318        $10.380
Number of accumulation units
 outstanding at end of period       112,073       48,531         34,829         31,523
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period         $8.513      $10.490        $11.847        $10.922(1)
Value at end of period                $6.35       $8.513        $10.490        $11.847
Number of accumulation units
 outstanding at end of period       739,043      928,095      1,009,352      1,191,861
ING VP GROWTH OPPORTUNITIES
PORTFOLIO
Value at beginning of period          $8.37(1)
Value at end of period                $6.08
Number of accumulation units
 outstanding at end of period         3,152
ING VP GROWTH PORTFOLIO
Value at beginning of period         $9.773      $13.474        $15.387        $12.980(1)
Value at end of period                $6.91       $9.773        $13.474        $15.387
Number of accumulation units
 outstanding at end of period        16,786       20,045         22,758         12,695
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period        $10.811      $12.585        $13.968        $12.633(1)
Value at end of period                $8.44      $10.811        $12.585        $13.968
Number of accumulation units
 outstanding at end of period       219,826      144,313        134,831        107,027
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of period        $15.092      $15.379        $12.896        $11.478(1)
Value at end of period               $13.19      $15.092        $15.379        $12.896
Number of accumulation units
 outstanding at end of period        64,816       15,015          7,716             60
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period        $11.290      $10.898(1)     $10.150         $9.235(1)
Value at end of period                $9.75      $11.290        $10.022        $10.150
Number of accumulation units
 outstanding at end of period        16,913        3,235              0             70
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period         $8.632      $11.403        $14.391        $11.236(1)
Value at end of period                $6.29       $8.632        $11.403        $14.391
Number of accumulation units
 outstanding at end of period         1,444          723            824             59
ING VP INTERNATIONAL VALUE
PORTFOLIO
Value at beginning of period          $9.49(1)
Value at end of period                $8.06
Number of accumulation units
 outstanding at end of period        20,120
ING VP MIDCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period          $8.92(5)
Value at end of period                $6.99
Number of accumulation units
 outstanding at end of period         7,045
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period        $11.767      $11.383        $10.760        $10.669(1)
Value at end of period               $11.89      $11.767        $11.383        $10.760
Number of accumulation units
 outstanding at end of period       151,212       38,644         48,060         67,587
ING VP NATURAL RESOURCES TRUST
Value at beginning of period         $8.605      $10.293         $8.744         $8.255(1)
Value at end of period                $8.38       $8.605        $10.293         $8.744
Number of accumulation units
 outstanding at end of period         2,826        2,563          3,526          4,257
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period        $13.100      $12.666        $11.933         $9.996(1)
Value at end of period               $10.00      $13.100        $12.666        $11.933
Number of accumulation units
 outstanding at end of period        50,291       23,551         21,331         17,509
ING VP SMALLCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period          $8.02(5)
Value at end of period                $5.03
Number of accumulation units
 outstanding at end of period       263,319

------------------------------------------------------------------

                                     2002         2001          2000           1999
                                     ----         ----          ----           ----
ING VP STRATEGIC ALLOCATION
BALANCED PORTFOLIO
Value at beginning of period         $9.916      $10.721        $10.735        $10.032(1)
Value at end of period                $8.92       $9.916        $10.721        $10.735
Number of accumulation units
 outstanding at end of period         3,741        2,933          3,859          3,809
ING VP STRATEGIC ALLOCATION
GROWTH PORTFOLIO
Value at beginning of period         $9.402      $10.688        $10.819         $9.864(1)
Value at end of period                $8.06       $9.402        $10.688        $10.819
Number of accumulation units
 outstanding at end of period         3,617        3,470          3,343          3,650
ING VP STRATEGIC ALLOCATION
INCOME PORTFOLIO
Value at beginning of period        $10.850      $11.175        $10.721        $10.273(1)
Value at end of period               $10.32      $10.850        $11.175        $10.721
Number of accumulation units
 outstanding at end of period        15,975       13,869         19,312         22,643
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period         $4.487       $5.857        $10.445(1)
Value at end of period                $2.62       $4.487         $5.857
Number of accumulation units
 outstanding at end of period        32,441       14,659          5,915
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period        $12.457      $13.858        $12.645        $11.893(1)
Value at end of period                $9.17      $12.457        $13.858        $12.645
Number of accumulation units
 outstanding at end of period       152,852       28,687         21,968         20,593
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period        $13.717      $14.474        $14.886        $13.489(1)
Value at end of period               $12.76      $13.717        $14.474        $14.886
Number of accumulation units
 outstanding at end of period       413,816      154,190        153,749        104,837
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $11.944      $11.148        $10.549        $10.380(1)
Value at end of period               $13.12      $11.944        $11.148        $10.549
Number of accumulation units
 outstanding at end of period        90,518       32,870         28,828         27,998
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $10.639      $14.214        $16.726        $14.336(1)
Value at end of period                $7.78      $10.639        $14.214        $16.726
Number of accumulation units
 outstanding at end of period        83,390       88,297         95,335         74,827
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Value at beginning of period        $11.097      $18.429        $27.178        $19.683(1)
Value at end of period                $7.95      $11.097        $18.429        $27.178
Number of accumulation units
 outstanding at end of period       147,507      161,688        169,466        112,798
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period        $10.823      $14.031        $16.730        $12.638(1)
Value at end of period                $8.02      $10.823        $14.031        $16.730
Number of accumulation units
 outstanding at end of period       202,077      190,559        213,103        177,086
LORD ABBETT GROWTH AND INCOME
PORTFOLIO
Value at beginning of period         $10.12(1)
Value at end of period                $7.93
Number of accumulation units
 outstanding at end of period       113,866
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning of period          $9.00(5)
Value at end of period                $8.41
Number of accumulation units
 outstanding at end of period        85,687
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period        $14.467      $16.538        $15.823        $12.055(1)
Value at end of period               $11.20      $14.467        $16.538        $15.823
Number of accumulation units
 outstanding at end of period       146,975       11,434         13,257            371
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period        $10.826      $10.793(2)     $10.172         $9.997(1)
Value at end of period               $11.57      $10.826        $10.239        $10.172
Number of accumulation units
 outstanding at end of period        14,818          729              0          1,233
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning of period          $9.44(5)
Value at end of period                $8.07
Number of accumulation units
 outstanding at end of period        41,355
PIONEER FUND VCT PORTFOLIO
Value at beginning of period          $9.84(1)
Value at end of period                $7.61
Number of accumulation units
 outstanding at end of period           836
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning of period         $10.30(1)
Value at end of period                $8.82
Number of accumulation units
 outstanding at end of period         5,115

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during March 2002.
(2)  Funds were first received in this option during November 2002.
(3)  Funds were first received in this option during June 2002.
(4)  Funds were first received in this option during September 2002.
(5)  Funds were first received in this option during February 2002.

------------------------------------------------------------------
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during January 2001.
(2) Funds were first received in this option during March 2001. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during July 2000. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during November 1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE VI
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                           2002           2001          2000
                                           ----           ----          ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                $9.330        $12.235      $13.036(1)
Value at end of period                       $7.02         $9.330      $12.235
Number of accumulation units
 outstanding at end of period               11,934          5,426           32
AIM V.I. CORE EQUITY FUND
Value at beginning of period                $7.667         $9.996      $10.403(1)
Value at end of period                       $6.43         $7.667       $9.996
Number of accumulation units
 outstanding at end of period               70,527         38,497           84
AIM V.I. GROWTH FUND
Value at beginning of period                $6.297         $9.160(1)
Value at end of period                       $4.32         $6.297
Number of accumulation units
 outstanding at end of period                9,744          4,758
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                $8.523         $9.806       $9.839(1)
Value at end of period                       $5.91         $8.523       $9.806
Number of accumulation units
 outstanding at end of period               16,330          3,593            5
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period               $10.636        $11.035(2)
Value at end of period                       $9.29        $10.636
Number of accumulation units
 outstanding at end of period               10,572          8,855
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period               $11.465        $12.621(1)
Value at end of period                      $10.33        $11.465
Number of accumulation units
 outstanding at end of period              456,743        266,409
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period               $10.718        $11.454(1)
Value at end of period                       $8.85        $10.718
Number of accumulation units
 outstanding at end of period              487,673        292,699
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO
Value at beginning of period               $12.034        $14.702      $15.283(1)
Value at end of period                       $8.36        $12.034      $14.702
Number of accumulation units
 outstanding at end of period              505,859        344,985           11
FIDELITY-REGISTERED TRADEMARK- VIP
OVERSEAS PORTFOLIO
Value at beginning of period                $8.429        $10.096(1)
Value at end of period                       $6.68         $8.429
Number of accumulation units
 outstanding at end of period               24,366         10,450
FRANKLIN SMALL CAP VALUE SECURITIES
FUND
Value at beginning of period                $11.46(1)
Value at end of period                       $9.31
Number of accumulation units
 outstanding at end of period                2,850
ING ALGER AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                 $5.36(2)
Value at end of period                       $5.06
Number of accumulation units
 outstanding at end of period                   14
ING AMERICAN CENTURY SMALL CAP
VALUE PORTFOLIO
Value at beginning of period                 $7.96(2)
Value at end of period                       $8.12
Number of accumulation units
 outstanding at end of period                  385
ING DSI ENHANCED INDEX PORTFOLIO
Value at beginning of period                 $6.47(2)
Value at end of period                       $6.25
Number of accumulation units
 outstanding at end of period                1,052
ING GOLDMAN
SACHS-REGISTERED TRADEMARK- CAPITAL
GROWTH PORTFOLIO
Value at beginning of period                 $8.72(2)
Value at end of period                       $8.32
Number of accumulation units
 outstanding at end of period                  779
ING JPMORGAN FLEMING INTERNATIONAL
PORTFOLIO
Value at beginning of period                $8.949        $11.980(1)
Value at end of period                       $7.29         $8.949
Number of accumulation units
 outstanding at end of period              166,958        119,266

------------------------------------------------------------------

                                           2002           2001          2000
                                           ----           ----          ----
ING JPMORGAN MID CAP VALUE
PORTFOLIO
Value at beginning of period                 $9.22(2)
Value at end of period                       $9.21
Number of accumulation units
 outstanding at end of period                   18
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period               $11.054        $14.780      $15.104(1)
Value at end of period                       $7.67        $11.054      $14.780
Number of accumulation units
 outstanding at end of period              111,920         82,017           18
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                $9.729        $12.638(1)
Value at end of period                       $7.26         $9.729
Number of accumulation units
 outstanding at end of period              184,641        123,118
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period                $10.00(1)
Value at end of period                      $10.76
Number of accumulation units
 outstanding at end of period               15,367
ING SALOMON BROTHERS AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period                $8.676        $12.821(1)
Value at end of period                       $5.58         $8.676
Number of accumulation units
 outstanding at end of period              408,520        354,090
ING SALOMON BROTHERS FUNDAMENTAL
VALUE PORTFOLIO
Value at beginning of period                $11.65(2)
Value at end of period                      $11.99
Number of accumulation units
 outstanding at end of period                   77
ING SALOMON BROTHERS INVESTORS
VALUE PORTFOLIO
Value at beginning of period                $10.00(2)
Value at end of period                       $9.89
Number of accumulation units
 outstanding at end of period                  735
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period               $11.911        $13.566(1)
Value at end of period                       $9.08        $11.911
Number of accumulation units
 outstanding at end of period              195,228        151,126
ING UBS TACTICAL ASSET ALLOCATION
PORTFOLIO
Value at beginning of period                $24.53(2)
Value at end of period                      $23.76
Number of accumulation units
 outstanding at end of period                  290
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period                 $8.18(2)
Value at end of period                       $8.34
Number of accumulation units
 outstanding at end of period                1,949
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period               $11.327        $12.058(1)
Value at end of period                      $10.10        $11.327
Number of accumulation units
 outstanding at end of period              666,708        618,049
ING VP BOND PORTFOLIO
Value at beginning of period               $12.218        $11.539(1)
Value at end of period                      $13.16        $12.218
Number of accumulation units
 outstanding at end of period              378,990        128,150
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                $8.497        $10.163(1)
Value at end of period                       $6.34         $8.497
Number of accumulation units
 outstanding at end of period            2,807,208      1,639,326
ING VP GROWTH PORTFOLIO
Value at beginning of period                $9.755        $13.456      $14.825(2)
Value at end of period                       $6.89         $9.755      $13.456
Number of accumulation units
 outstanding at end of period               53,349          4,506            1
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period               $10.792        $12.569      $12.787(2)
Value at end of period                       $8.42        $10.792      $12.569
Number of accumulation units
 outstanding at end of period              221,565         72,836            2
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period               $15.065        $15.183(1)
Value at end of period                      $13.16        $15.065
Number of accumulation units
 outstanding at end of period              218,102         70,046
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period               $11.270        $11.130(1)
Value at end of period                       $9.72        $11.270
Number of accumulation units
 outstanding at end of period               82,105          3,181
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period                $8.616         $9.095(3)
Value at end of period                       $6.28         $8.616
Number of accumulation units
 outstanding at end of period               12,082            905
ING VP MIDCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period                 $7.52(2)
Value at end of period                       $6.98
Number of accumulation units
 outstanding at end of period                   99

------------------------------------------------------------------

                                           2002           2001          2000
                                           ----           ----          ----
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period               $11.745        $11.396(1)
Value at end of period                      $11.86        $11.745
Number of accumulation units
 outstanding at end of period              109,591         37,494
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                $8.590         $8.529(2)
Value at end of period                       $8.36         $8.590
Number of accumulation units
 outstanding at end of period               12,408          8,578
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period               $13.076         12.779(1)
Value at end of period                       $9.98        $13.076
Number of accumulation units
 outstanding at end of period              148,833         36,305
ING VP SMALLCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period                 $5.42(2)
Value at end of period                       $5.03
Number of accumulation units
 outstanding at end of period                  139
ING VP STRATEGIC ALLOCATION
BALANCED PORTFOLIO
Value at beginning of period                $9.898        $10.501(1)
Value at end of period                       $8.90         $9.898
Number of accumulation units
 outstanding at end of period                2,506            887
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period                $9.385        $10.376(1)
Value at end of period                       $8.05         $9.385
Number of accumulation units
 outstanding at end of period                6,441            789
ING VP STRATEGIC ALLOCATION INCOME
PORTFOLIO
Value at beginning of period               $10.830        $11.137(1)
Value at end of period                      $10.30        $10.830
Number of accumulation units
 outstanding at end of period                5,239             19
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                $4.483         $6.538(1)
Value at end of period                       $2.62         $4.483
Number of accumulation units
 outstanding at end of period              174,362          6,940
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period               $12.434        $14.318(1)
Value at end of period                       $9.15        $12.434
Number of accumulation units
 outstanding at end of period              144,214         65,724
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period               $13.692        $14.455      $14.284(1)
Value at end of period                      $12.73        $13.692      $14.455
Number of accumulation units
 outstanding at end of period              470,155        289,819           55
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period               $11.922        $11.340(1)
Value at end of period                      $13.09        $11.922
Number of accumulation units
 outstanding at end of period              111,346         55,975
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period               $10.620        $15.428(4)
Value at end of period                       $7.76        $10.620
Number of accumulation units
 outstanding at end of period              380,179        260,338
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Value at beginning of period               $11.077        $18.405      $19.660(1)
Value at end of period                       $7.93        $11.077      $18.405
Number of accumulation units
 outstanding at end of period              808,469        446,282            6
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period               $10.803        $14.013      $14.508(1)
Value at end of period                       $8.00        $10.803      $14.013
Number of accumulation units
 outstanding at end of period              899,867        697,544           20
LORD ABBETT GROWTH AND INCOME
PORTFOLIO
Value at beginning of period                 $9.62(2)
Value at end of period                       $7.93
Number of accumulation units
 outstanding at end of period               13,372
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period                 $9.77(2)
Value at end of period                       $8.40
Number of accumulation units
 outstanding at end of period                5,263
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period               $14.441        $16.648(1)
Value at end of period                      $11.18        $14.441
Number of accumulation units
 outstanding at end of period              201,231         71,247
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period               $10.806        $10.611(5)
Value at end of period                      $11.54        $10.806
Number of accumulation units
 outstanding at end of period               15,793          1,420

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during May 2002.
(2)  Funds were first received in this option during November 2002.

------------------------------------------------------------------
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during February 2001.
(2)  Funds were first received in this option during July 2001.
(3)  Funds were first received in this option during August 2001.
(4)  Funds were first received in this option during January 2001.
(5) Funds were first received in this option during March 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during November 2000.
(2)  Funds were first received in this option during December 2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE VII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                     2002         2001         2000         1999
                                     ----         ----         ----         ----
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period         $9.317      $12.224      $14.959(1)
Value at end of period                $7.00       $9.317      $12.224
Number of accumulation units
 outstanding at end of period         3,966        3,349        1,699
AIM V.I. CORE EQUITY FUND
Value at beginning of period         $7.657       $9.987      $11.764      $10.785(1)
Value at end of period                $6.42       $7.657       $9.987      $11.764
Number of accumulation units
 outstanding at end of period         3,727        2,707        1,781           17
AIM V.I. GROWTH FUND
Value at beginning of period         $6.288       $9.574      $12.119      $10.100(2)
Value at end of period                $4.31       $6.288       $9.574      $12.119
Number of accumulation units
 outstanding at end of period         5,188        4,471        3,182        1,728
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period         $8.511       $9.798      $11.554      $10.194(2)
Value at end of period                $5.90       $8.511       $9.798      $11.554
Number of accumulation units
 outstanding at end of period         4,055        3,470        2,325          733
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period        $10.617      $11.483      $11.932      $11.067(2)
Value at end of period                $9.27      $10.617      $11.483      $11.932
Number of accumulation units
 outstanding at end of period         6,111        4,910        4,099        3,322
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period        $11.444      $13.126      $14.148      $12.698(3)
Value at end of period               $10.31      $11.444      $13.126      $14.148
Number of accumulation units
 outstanding at end of period       270,820      275,047      277,303      276,641
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period        $10.698      $11.330      $10.518      $10.691(3)
Value at end of period                $8.83      $10.698      $11.330      $10.518
Number of accumulation units
 outstanding at end of period       139,155      126,487      107,997      123,332
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of period        $12.012      $14.683      $16.601      $13.816(3)
Value at end of period                $8.34      $12.012      $14.683      $16.601
Number of accumulation units
 outstanding at end of period       327,266      331,028      331,653      309,124
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of period         $8.414      $10.743      $13.367      $10.023(3)
Value at end of period                $6.66       $8.414      $10.743      $13.367
Number of accumulation units
 outstanding at end of period        28,329       23,263       17,889       15,589
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning of period         $11.65(1)
Value at end of period                $9.30
Number of accumulation units
 outstanding at end of period         1,749
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of period         $8.933      $12.305      $15.403      $10.375(3)
Value at end of period                $7.27       $8.933      $12.305      $15.403
Number of accumulation units
 outstanding at end of period        26,794       25,877       27,469       24,792
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period        $11.034      $14.761      $15.758      $12.653(2)
Value at end of period                $7.66      $11.034      $14.761      $15.758
Number of accumulation units
 outstanding at end of period        22,923       22,070       19,493       14,720
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of period         $9.711      $12.355      $13.019      $11.075(3)
Value at end of period                $7.25       $9.711      $12.355      $13.019
Number of accumulation units
 outstanding at end of period        95,320      100,082       96,006       89,183
ING SALOMON BROTHERS
AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period         $8.660      $11.655      $16.472      $10.880(3)
Value at end of period                $5.57       $8.660      $11.655      $16.472
Number of accumulation units
 outstanding at end of period       116,847      110,098      116,509      109,678
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period        $11.890      $13.329      $13.421      $11.742(2)
Value at end of period                $9.06      $11.890      $13.329      $13.421
Number of accumulation units
 outstanding at end of period        20,648       16,816       14,592       17,657

------------------------------------------------------------------

                                     2002         2001         2000         1999
                                     ----         ----         ----         ----
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of period        $11.307      $11.881      $12.026      $11.183(3)
Value at end of period               $10.08      $11.307      $11.881      $12.026
Number of accumulation units
 outstanding at end of period       105,474      123,203      118,492      119,529
ING VP BOND PORTFOLIO
Value at beginning of period        $12.196      $11.289      $10.363      $10.594(3)
Value at end of period               $13.13      $12.196      $11.289      $10.363
Number of accumulation units
 outstanding at end of period       215,827      162,516      115,114      113,547
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period         $8.482      $10.463      $11.828      $10.867(3)
Value at end of period                $6.32       $8.482      $10.463      $11.828
Number of accumulation units
 outstanding at end of period       388,659      445,025      448,612      479,213
ING VP GROWTH PORTFOLIO
Value at beginning of period         $9.738      $13.439      $15.362      $12.835(2)
Value at end of period                $6.87       $9.738      $13.439      $15.362
Number of accumulation units
 outstanding at end of period        20,271       20,761       20,847       17,762
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period        $10.772      $12.553      $13.946      $12.586(3)
Value at end of period                $8.40      $10.772      $12.553      $13.946
Number of accumulation units
 outstanding at end of period       254,911      232,973      214,858      198,941
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of period        $15.038      $15.339      $12.875      $11.204(2)
Value at end of period               $13.13      $15.038      $15.339      $12.875
Number of accumulation units
 outstanding at end of period        26,984       12,404        7,546        5,592
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period        $11.249      $11.057      $10.134       $8.416(3)
Value at end of period                $9.70      $11.249      $11.057      $10.134
Number of accumulation units
 outstanding at end of period        79,252       60,052       44,026       40,166
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period         $8.601      $11.373      $14.367      $11.021(2)
Value at end of period                $6.27       $8.601      $11.373      $14.367
Number of accumulation units
 outstanding at end of period         2,482        1,683        1,360          405
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period        $11.724      $11.354      $10.742      $10.407(3)
Value at end of period               $11.84      $11.724      $11.354      $10.742
Number of accumulation units
 outstanding at end of period       360,337      319,092      220,271      249,862
ING VP NATURAL RESOURCES TRUST
Value at beginning of period         $8.574      $10.266       $8.729       $8.125(2)
Value at end of period                $8.34       $8.574      $10.266       $8.729
Number of accumulation units
 outstanding at end of period         1,137        1,128        1,116        2,246
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period        $13.052      $12.633      $11.914       $9.740(2)
Value at end of period                $9.96      $13.052      $12.633      $11.914
Number of accumulation units
 outstanding at end of period        19,390       14,063       14,681        8,502
ING VP SMALLCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period          $7.84(1)
Value at end of period                $5.03
Number of accumulation units
 outstanding at end of period         2,452
ING VP STRATEGIC ALLOCATION
BALANCED PORTFOLIO
Value at beginning of period         $9.880      $10.693      $10.718       $9.799(3)
Value at end of period                $8.88       $9.880      $10.693      $10.718
Number of accumulation units
 outstanding at end of period       100,042       88,214       98,179       90,629
ING VP STRATEGIC ALLOCATION
GROWTH PORTFOLIO
Value at beginning of period         $9.368      $10.660      $10.802       $9.484(3)
Value at end of period                $8.03       $9.368      $10.660      $10.802
Number of accumulation units
 outstanding at end of period       257,890      251,064      216,680      184,741
ING VP STRATEGIC ALLOCATION
INCOME PORTFOLIO
Value at beginning of period        $10.811      $11.146      $10.704      $10.114(3)
Value at end of period               $10.27      $10.811      $11.146      $10.704
Number of accumulation units
 outstanding at end of period        46,947       68,036       59,748       62,233
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period          $2.68(2)
Value at end of period                $2.61
Number of accumulation units
 outstanding at end of period         4,005
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period        $12.412      $13.822      $12.625      $11.196(3)
Value at end of period                $9.13      $12.412      $13.822      $12.625
Number of accumulation units
 outstanding at end of period        82,910       93,825       68,866       69,481
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period        $13.668      $14.436      $14.862      $13.502(3)
Value at end of period               $12.70      $13.668      $14.436      $14.862
Number of accumulation units
 outstanding at end of period       258,351      278,332      265,161      251,840
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $11.901      $11.119      $10.532      $10.622(3)
Value at end of period               $13.06      $11.901      $11.119      $10.532
Number of accumulation units
 outstanding at end of period       156,018      119,542       85,714       88,620

------------------------------------------------------------------

                                     2002         2001         2000         1999
                                     ----         ----         ----         ----
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $10.601      $14.177      $16.699      $14.246(2)
Value at end of period                $7.74      $10.601      $14.177      $16.699
Number of accumulation units
 outstanding at end of period        48,859       51,356       44,540       29,859
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Value at beginning of period        $11.057      $18.381      $27.135      $15.589(3)
Value at end of period                $7.92      $11.057      $18.381      $27.135
Number of accumulation units
 outstanding at end of period       279,955      259,793      259,475      216,673
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period        $10.784      $13.994      $16.703      $11.492(3)
Value at end of period                $7.98      $10.784      $13.994      $16.703
Number of accumulation units
 outstanding at end of period       275,741      272,886      266,228      237,116
LORD ABBETT GROWTH AND INCOME
PORTFOLIO
Value at beginning of period          $9.66(1)
Value at end of period                $7.92
Number of accumulation units
 outstanding at end of period        10,078
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period        $14.414      $16.495      $15.798      $11.782(2)
Value at end of period               $11.15      $14.414      $16.495      $15.798
Number of accumulation units
 outstanding at end of period        15,311        7,459        5,368          137
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period        $10.787      $10.356      $10.155       $9.942(2)
Value at end of period               $11.51      $10.787      $10.356      $10.155
Number of accumulation units
 outstanding at end of period         5,754        4,592        4,046           64
PIONEER FUND VCT PORTFOLIO
Value at beginning of period          $9.30(1)
Value at end of period                $7.60
Number of accumulation units
 outstanding at end of period            96
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning of period         $10.57(1)
Value at end of period                $8.81
Number of accumulation units
 outstanding at end of period           667

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during April 2002.
(2) Funds were first received in this option during September 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during February 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during November 1999.
(2)  Funds were first received in this option during October 1999.
(3)  Funds were first received in this option during April 1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE VIII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                      2002          2001         2000         1999
                                      ----          ----         ----         ----
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period           $9.305      $12.214      $13.805      $10.189(1)
Value at end of period                  $6.99       $9.305      $12.214      $13.805
Number of accumulation units
 outstanding at end of period          25,008       22,118       20,534           82
AIM V.I. CORE EQUITY FUND
Value at beginning of period           $7.646       $9.979      $11.760       $9.404(1)
Value at end of period                  $6.41       $7.646       $9.979      $11.760
Number of accumulation units
 outstanding at end of period          42,490       37,707       13,862           41
AIM V.I. GROWTH FUND
Value at beginning of period           $6.280       $9.566      $12.115      $11.387(2)
Value at end of period                  $4.30       $6.280       $9.566      $12.115
Number of accumulation units
 outstanding at end of period          30,487       19,067        4,289           54
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period           $8.500       $9.790      $11.550       $9.661(1)
Value at end of period                  $5.89       $8.500       $9.790      $11.550
Number of accumulation units
 outstanding at end of period         108,609      111,847       90,764           80
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period          $10.598      $11.468      $11.922      $11.025(3)
Value at end of period                  $9.25      $10.598      $11.468      $11.922
Number of accumulation units
 outstanding at end of period          32,527       31,092       21,801        3,736
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period          $11.423      $13.109      $14.137      $12.471(3)
Value at end of period                 $10.28      $11.423      $13.109      $14.137
Number of accumulation units
 outstanding at end of period         199,144      168,313       89,345       19,120
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period          $10.679      $11.315      $10.509      $11.230(3)
Value at end of period                  $8.81      $10.679      $11.315      $10.509
Number of accumulation units
 outstanding at end of period         208,439      170,131       51,473        8,104
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of period          $11.991      $14.664      $16.588      $13.474(3)
Value at end of period                  $8.32      $11.991      $14.664      $16.588
Number of accumulation units
 outstanding at end of period         290,780      230,639      117,753       37,940
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of period           $8.399      $10.729      $13.356      $10.077(3)
Value at end of period                  $6.65       $8.399      $10.729      $13.356
Number of accumulation units
 outstanding at end of period          30,199       19,219       12,204          396
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning of period           $11.60(1)
Value at end of period                  $9.30
Number of accumulation units
 outstanding at end of period           5,041
ING AMERICAN CENTURY SMALL CAP
VALUE PORTFOLIO
Value at beginning of period            $9.51(2)
Value at end of period                  $8.11
Number of accumulation units
 outstanding at end of period              43
ING BARON SMALL CAP GROWTH
PORTFOLIO
Value at beginning of period            $8.76(3)
Value at end of period                  $8.72
Number of accumulation units
 outstanding at end of period           1,512
ING GOLDMAN
SACHS-REGISTERED TRADEMARK-
CAPITAL GROWTH PORTFOLIO
Value at beginning of period            $8.30(4)
Value at end of period                  $8.31
Number of accumulation units
 outstanding at end of period           5,414
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of period           $8.916      $12.289      $15.390      $10.603(3)
Value at end of period                  $7.25       $8.916      $12.289      $15.390
Number of accumulation units
 outstanding at end of period          81,814       77,879       51,249       12,199
ING JPMORGAN MID CAP VALUE
PORTFOLIO
Value at beginning of period            $8.87(4)
Value at end of period                  $9.20
Number of accumulation units
 outstanding at end of period           1,321

------------------------------------------------------------------

                                      2002          2001         2000         1999
                                      ----          ----         ----         ----
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period          $11.014      $14.741      $15.745      $11.997(3)
Value at end of period                  $7.64      $11.014      $14.741      $15.745
Number of accumulation units
 outstanding at end of period         159,492      149,887       88,158        4,667
ING MFS GLOBAL GROWTH
PORTFOLIO
Value at beginning of period            $8.03(3)
Value at end of period                  $8.35
Number of accumulation units
 outstanding at end of period             524
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of period           $9.694      $12.339      $13.008      $11.020(3)
Value at end of period                  $7.23       $9.694      $12.339      $13.008
Number of accumulation units
 outstanding at end of period         111,297       89,232       60,144       22,796
ING OPCAP BALANCED VALUE
PORTFOLIO
Value at beginning of period            $9.73(5)
Value at end of period                  $9.69
Number of accumulation units
 outstanding at end of period              12
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning of period           $10.20(2)
Value at end of period                 $10.76
Number of accumulation units
 outstanding at end of period           3,622
ING SALOMON BROTHERS
AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period           $8.645      $11.640      $16.459      $11.165(3)
Value at end of period                  $5.55       $8.645      $11.640      $16.459
Number of accumulation units
 outstanding at end of period         210,946      189,892      125,768       32,821
ING SALOMON BROTHERS INVESTORS
VALUE PORTFOLIO
Value at beginning of period           $10.11(6)
Value at end of period                  $9.87
Number of accumulation units
 outstanding at end of period           4,632
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period          $11.868      $13.312      $13.410      $11.790(3)
Value at end of period                  $9.04      $11.868      $13.312      $13.410
Number of accumulation units
 outstanding at end of period         151,073      130,866       74,711       17,647
ING VAN KAMPEN COMSTOCK
PORTFOLIO
Value at beginning of period            $9.34(2)
Value at end of period                  $8.34
Number of accumulation units
 outstanding at end of period             715
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of period          $11.286      $11.865      $12.016      $11.192(3)
Value at end of period                 $10.05      $11.286      $11.865      $12.016
Number of accumulation units
 outstanding at end of period         435,256      224,542      141,384       96,082
ING VP BOND PORTFOLIO
Value at beginning of period          $12.174      $11.274      $10.355      $10.447(3)
Value at end of period                 $13.10      $12.174      $11.274      $10.355
Number of accumulation units
 outstanding at end of period         184,031      140,186      107,055       36,755
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period           $8.467      $10.450      $11.819      $10.936(3)
Value at end of period                  $6.31       $8.467      $10.450      $11.819
Number of accumulation units
 outstanding at end of period       1,243,825      962,324      525,995      296,167
ING VP GROWTH PORTFOLIO
Value at beginning of period           $9.720      $13.421      $15.350      $12.378(3)
Value at end of period                  $6.86       $9.720      $13.421      $15.350
Number of accumulation units
 outstanding at end of period         179,272      164,211      160,372        9,291
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period          $10.753      $12.536      $13.935      $12.362(3)
Value at end of period                  $8.38      $10.753      $12.536      $13.935
Number of accumulation units
 outstanding at end of period         216,543      199,252       94,620       34,700
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of period          $15.011      $15.319      $12.864      $11.323(3)
Value at end of period                 $13.10      $15.011      $15.319      $12.864
Number of accumulation units
 outstanding at end of period          93,138       46,085       15,601          285
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period          $11.229      $11.042      $10.126       $8.998(1)
Value at end of period                  $9.68      $11.229      $11.042      $10.126
Number of accumulation units
 outstanding at end of period          39,601       20,121        2,159           42
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period           $8.585      $11.358      $14.356      $10.927(4)
Value at end of period                  $6.25       $8.585      $11.358      $14.356
Number of accumulation units
 outstanding at end of period          43,619       40,837       36,880           14
ING VP INTERNATIONAL VALUE
PORTFOLIO
Value at beginning of period           $10.17(2)
Value at end of period                  $8.04
Number of accumulation units
 outstanding at end of period           4,828
ING VP MIDCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period            $7.19(7)
Value at end of period                  $6.97
Number of accumulation units
 outstanding at end of period              16

------------------------------------------------------------------

                                      2002          2001         2000         1999
                                      ----          ----         ----         ----
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period          $11.703      $11.339      $10.734      $10.434(3)
Value at end of period                 $11.81      $11.703      $11.339      $10.734
Number of accumulation units
 outstanding at end of period         436,910      291,538      135,517       38,319
ING VP NATURAL RESOURCES TRUST
Value at beginning of period           $8.559      $10.253       $8.722       $9.037(3)
Value at end of period                  $8.32       $8.559      $10.253       $8.722
Number of accumulation units
 outstanding at end of period           6,684       10,939        6,480        2,018
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period          $13.029      $12.616      $11.904       $9.503(3)
Value at end of period                  $9.93      $13.029      $12.616      $11.904
Number of accumulation units
 outstanding at end of period          68,464       40,459       24,606        3,486
ING VP SMALLCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period            $6.79(2)
Value at end of period                  $5.02
Number of accumulation units
 outstanding at end of period              97
ING VP STRATEGIC ALLOCATION
BALANCED PORTFOLIO
Value at beginning of period           $9.862      $10.679      $10.709      $10.178(3)
Value at end of period                  $8.86       $9.862      $10.679      $10.709
Number of accumulation units
 outstanding at end of period          56,940       56,179       13,626        2,882
ING VP STRATEGIC ALLOCATION
GROWTH PORTFOLIO
Value at beginning of period           $9.352      $10.646      $10.793      $10.056(3)
Value at end of period                  $8.01       $9.352      $10.646      $10.793
Number of accumulation units
 outstanding at end of period          44,530       28,974       25,012        7,803
ING VP STRATEGIC ALLOCATION
INCOME PORTFOLIO
Value at beginning of period          $10.791      $11.132      $10.695      $10.364(3)
Value at end of period                 $10.25      $10.791      $11.132      $10.695
Number of accumulation units
 outstanding at end of period          39,383       35,172        6,672          834
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period           $4.476       $5.851       $8.273(1)
Value at end of period                  $2.61       $4.476       $5.851
Number of accumulation units
 outstanding at end of period          45,733       33,874       15,827
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period          $12.389      $13.804      $12.615      $11.759(3)
Value at end of period                  $9.11      $12.389      $13.804      $12.615
Number of accumulation units
 outstanding at end of period         191,837      182,614      163,513        2,839
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period          $13.643      $14.418      $14.850      $13.144(3)
Value at end of period                 $12.67      $13.643      $14.418      $14.850
Number of accumulation units
 outstanding at end of period         160,711      160,844       66,358        7,041
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period          $11.879      $11.104      $10.523      $10.473(3)
Value at end of period                 $13.03      $11.879      $11.104      $10.523
Number of accumulation units
 outstanding at end of period         149,896      125,912       99,635        2,088
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period          $10.582      $14.159      $16.686      $13.194(3)
Value at end of period                  $7.72      $10.582      $14.159      $16.686
Number of accumulation units
 outstanding at end of period         351,428      327,186      276,665       26,860
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Value at beginning of period          $11.037      $18.357      $27.113      $15.319(3)
Value at end of period                  $7.90      $11.037      $18.357      $27.113
Number of accumulation units
 outstanding at end of period         389,399      329,052      212,480       49,337
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period          $10.764      $13.976      $16.689      $11.151(3)
Value at end of period                  $7.96      $10.764      $13.976      $16.689
Number of accumulation units
 outstanding at end of period         525,469      454,510      281,892       31,925
LORD ABBETT GROWTH AND INCOME
PORTFOLIO
Value at beginning of period            $8.63(8)
Value at end of period                  $7.92
Number of accumulation units
 outstanding at end of period          15,347
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning of period            $9.55(2)
Value at end of period                  $8.39
Number of accumulation units
 outstanding at end of period           3,206
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period          $14.388      $16.473      $15.785      $14.516(2)
Value at end of period                 $11.13      $14.388      $16.473      $15.785
Number of accumulation units
 outstanding at end of period          60,038       41,410       13,835           58
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period          $10.767      $10.342       $9.988(1)
Value at end of period                 $11.49      $10.767      $10.342
Number of accumulation units
 outstanding at end of period           9,372        4,338          331

------------------------------------------------------------------

                                      2002          2001         2000         1999
                                      ----          ----         ----         ----
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning of period            $8.05(4)
Value at end of period                  $8.05
Number of accumulation units
 outstanding at end of period             570
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning of period           $10.28(2)
Value at end of period                  $8.80
Number of accumulation units
 outstanding at end of period           1,894

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during May 2002.
(2)  Funds were first received in this option during June 2002.
(3)  Funds were first received in this option during October 2002.
(4)  Funds were first received in this option during September 2002.
(5)  Funds were first received in this option during December 2002.
(6)  Funds were first received in this option during November 2002.
(7)  Funds were first received in this option during August 2002.
(8) Funds were first received in this option during July 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during May 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during September 1999.
(2)  Funds were first received in this option during December 1999.
(3)  Funds were first received in this option during May 1999.
(4)  Funds were first received in this option during October 1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE IX
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                 2002           2001           2000          1999         1998
                                 ----           ----           ----          ----         ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning
 of period                        $9.292        $12.204        $13.801       $9.957(1)
Value at end of period             $6.98         $9.292        $12.204      $13.801
Number of accumulation
 units outstanding at end
 of period                        20,470         23,785         27,143           49
AIM V.I. CORE EQUITY FUND
Value at beginning
 of period                        $7.636         $9.970        $11.756       $9.275(2)
Value at end of period             $6.40         $7.636         $9.970      $11.756
Number of accumulation
 units outstanding at end
 of period                        52,557        106,589        119,758        2,338
AIM V.I. GROWTH FUND
Value at beginning
 of period                        $6.272         $9.558        $12.111       $9.867(3)
Value at end of period             $4.30         $6.272         $9.558      $12.111
Number of accumulation
 units outstanding at end
 of period                        28,181         26,166         40,078           98
AIM V.I. PREMIER EQUITY
FUND
Value at beginning
 of period                        $8.488         $9.781        $11.546       $9.815(1)
Value at end of period             $5.88         $8.488         $9.781      $11.546
Number of accumulation
 units outstanding at end
 of period                        24,187         36,170         44,778        1,011
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning
 of period                       $10.579        $11.453        $11.912      $10.694      $10.081(1)
Value at end of period             $9.22        $10.579        $11.453      $11.912      $10.694
Number of accumulation
 units outstanding at end
 of period                        80,766         74,558         64,676        9,602        9,543
FIDELITY-REGISTERED
TRADEMARK- VIP
CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning
 of period                       $11.403        $13.092        $14.126      $11.454       $9.912(1)
Value at end of period            $10.26        $11.403        $13.092      $14.126      $11.454
Number of accumulation
 units outstanding at end
 of period                       483,725        497,660        568,291       96,687       78,075
FIDELITY-REGISTERED
TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning
 of period                       $10.660        $11.300        $10.501       $9.950       $9.914(1)
Value at end of period             $8.79        $10.660        $11.300      $10.501       $9.950
Number of accumulation
 units outstanding at end
 of period                       295,154        262,004        227,967       73,216       67,227
FIDELITY-REGISTERED
TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning
 of period                       $11.969        $14.645        $16.574      $12.150       $9.956(1)
Value at end of period             $8.30        $11.969        $14.645      $16.574      $12.150
Number of accumulation
 units outstanding at end
 of period                       599,168        581,233        581,764      110,673       63,727
FIDELITY-REGISTERED
TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning
 of period                        $8.384        $10.715        $13.346       $9.427       $9.912(1)
Value at end of period             $6.63         $8.384        $10.715      $13.346       $9.427
Number of accumulation
 units outstanding at end
 of period                         9,160         17,807         20,801        6,009        4,502
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning
 of period                        $10.14(1)
Value at end of period             $9.29
Number of accumulation
 units outstanding at end
 of period                         5,223
ING ALGER AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning
 of period                         $5.30(2)
Value at end of period             $5.05
Number of accumulation
 units outstanding at end
 of period                        58,242
ING ALGER GROWTH
PORTFOLIO
Value at beginning
 of period                         $7.01(3)
Value at end of period             $6.53
Number of accumulation
 units outstanding at end
 of period                        10,843
ING BARON SMALL CAP
GROWTH PORTFOLIO
Value at beginning
 of period                        $10.02(4)
Value at end of period             $8.72
Number of accumulation
 units outstanding at end
 of period                           921
ING DSI ENHANCED INDEX
PORTFOLIO
Value at beginning
 of period                         $5.96(5)
Value at end of period             $6.24
Number of accumulation
 units outstanding at end
 of period                            19
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning
 of period                        $8.900        $12.273        $15.378       $9.781      $10.009(1)
Value at end of period             $7.24         $8.900        $12.273      $15.378       $9.781
Number of accumulation
 units outstanding at end
 of period                       191,465        207,065        246,962       37,463       34,688

------------------------------------------------------------------

                                 2002           2001           2000          1999         1998
                                 ----           ----           ----          ----         ----
ING JPMORGAN MID CAP
VALUE PORTFOLIO
Value at beginning
 of period                         $9.09(5)
Value at end of period             $9.20
Number of accumulation
 units outstanding at end
 of period                           576
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $10.995        $14.722        $15.732      $10.653       $9.963(1)
Value at end of period             $7.62        $10.995        $14.722      $15.732      $10.653
Number of accumulation
 units outstanding at end
 of period                       127,395        183,731        188,558       57,584       49,316
ING MFS GLOBAL GROWTH
PORTFOLIO
Value at beginning
 of period                         $8.43(6)
Value at end of period             $8.35
Number of accumulation
 units outstanding at end
 of period                             4
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning
 of period                        $9.676        $12.323        $12.998      $10.558       $9.917(1)
Value at end of period             $7.21         $9.676        $12.323      $12.998      $10.558
Number of accumulation
 units outstanding at end
 of period                       139,706        179,677        205,082       52,317       46,475
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning
 of period                        $10.09(7)
Value at end of period            $10.75
Number of accumulation
 units outstanding at end
 of period                        47,380
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning
 of period                        $8.629        $11.625        $16.446      $10.982       $9.828(1)
Value at end of period             $5.54         $8.629        $11.625      $16.446      $10.982
Number of accumulation
 units outstanding at end
 of period                       475,522        646,311        709,695      161,338      139,547
ING SALOMON BROTHERS
FUNDAMENTAL VALUE
PORTFOLIO
Value at beginning
 of period                        $12.14(8)
Value at end of period            $11.97
Number of accumulation
 units outstanding at end
 of period                           294
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning
 of period                       $11.847        $13.295        $13.399      $11.036       $9.961(1)
Value at end of period             $9.02        $11.847        $13.295      $13.399      $11.036
Number of accumulation
 units outstanding at end
 of period                       289,027        337,910        357,441       52,086       42,865
ING UBS TACTICAL ASSET
ALLOCATION PORTFOLIO
Value at beginning
 of period                        $23.87(2)
Value at end of period            $23.72
Number of accumulation
 units outstanding at end
 of period                            16
ING VAN KAMPEN COMSTOCK
PORTFOLIO
Value at beginning
 of period                         $9.53(7)
Value at end of period             $8.34
Number of accumulation
 units outstanding at end
 of period                         6,478
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning
 of period                       $11.266        $11.850        $12.006      $10.648      $10.002(1)
Value at end of period            $10.03        $11.266        $11.850      $12.006      $10.648
Number of accumulation
 units outstanding at end
 of period                       402,962        553,197        574,782      194,625      183,347
ING VP BOND PORTFOLIO
Value at beginning
 of period                       $12.152        $11.259        $10.346      $10.502      $10.058(1)
Value at end of period            $13.07        $12.152        $11.259      $10.346      $10.502
Number of accumulation
 units outstanding at end
 of period                       306,789        279,302        213,637       51,554       51,916
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning
 of period                        $8.451        $10.436        $11.809      $10.133       $9.935(1)
Value at end of period             $6.29         $8.451        $10.436      $11.809      $10.133
Number of accumulation
 units outstanding at end
 of period                     2,473,992      3,065,150      3,953,354      806,180      773,713
ING VP GROWTH PORTFOLIO
Value at beginning
 of period                        $9.703        $13.404        $15.338      $11.449       $9.925(1)
Value at end of period             $6.84         $9.703        $13.404      $15.338      $11.449
Number of accumulation
 units outstanding at end
 of period                       287,116        227,866        278,123       28,754       18,200
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning
 of period                       $10.733        $12.520        $13.923      $11.286      $10.015(1)
Value at end of period             $8.36        $10.733        $12.520      $13.923      $11.286
Number of accumulation
 units outstanding at end
 of period                       624,067        606,972        555,824       81,578       48,831
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning
 of period                       $14.984        $15.299        $12.854      $11.183       $9.822(1)
Value at end of period            $13.07        $14.984        $15.299      $12.854      $11.183
Number of accumulation
 units outstanding at end
 of period                       128,488         73,913         32,312        3,959        1,623
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning
 of period                       $11.209        $11.028        $10.117       $9.201       $9.642(1)
Value at end of period             $9.66        $11.209        $11.028      $10.117       $9.201
Number of accumulation
 units outstanding at end
 of period                        75,207         16,255         15,934        2,982        1,481
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning
 of period                        $8.570        $11.344        $14.344       $9.550       $9.600(2)
Value at end of period             $6.24         $8.570        $11.344      $14.344       $9.550
Number of accumulation
 units outstanding at end
 of period                        18,517          7,954          6,183          134            7

------------------------------------------------------------------

                                 2002           2001           2000          1999         1998
                                 ----           ----           ----          ----         ----
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning of
 period                           $9.564         $9.564(1)
Value at end of period             $8.03         $9.564
Number of accumulation
 units outstanding at end
 of period                        69,184             42
ING VP MIDCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                         $6.85(9)
Value at end of period             $6.97
Number of accumulation
 units outstanding at end
 of period                           427
ING VP MONEY MARKET
PORTFOLIO
Value at beginning
 of period                       $11.682        $11.324        $10.725      $10.283      $10.022(1)
Value at end of period            $11.78        $11.682        $11.324      $10.725      $10.283
Number of accumulation
 units outstanding at end
 of period                       374,628        354,705        300,529       23,586       26,810
ING VP NATURAL RESOURCES
TRUST
Value at beginning
 of period                        $8.544        $10.240         $8.715       $7.696       $9.791(1)
Value at end of period             $8.30         $8.544        $10.240       $8.715       $7.696
Number of accumulation
 units outstanding at end
 of period                        14,348         17,620         22,901       10,960       13,175
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning
 of period                       $13.005        $12.600        $11.895       $9.159       $9.812(1)
Value at end of period             $9.91        $13.005        $12.600      $11.895       $9.159
Number of accumulation
 units outstanding at end
 of period                       303,005        216,922        144,229       15,498       13,043
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                         $5.02(5)
Value at end of period             $5.02
Number of accumulation
 units outstanding at end
 of period                            62
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning
 of period                        $9.845        $10.665        $10.701       $9.782       $9.936(1)
Value at end of period             $8.84         $9.845        $10.665      $10.701       $9.782
Number of accumulation
 units outstanding at end
 of period                       152,277        220,372        214,545       67,538       62,144
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning
 of period                        $9.335        $10.633        $10.784       $9.502       $9.913(1)
Value at end of period             $7.99         $9.335        $10.633      $10.784       $9.502
Number of accumulation
 units outstanding at end
 of period                       196,708        214,583        236,648       52,442       43,142
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning
 of period                       $10.772        $11.117        $10.686      $10.054       $9.977(1)
Value at end of period            $10.23        $10.772        $11.117      $10.686      $10.054
Number of accumulation
 units outstanding at end
 of period                        41,646         66,844         69,003       19,174       21,150
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                           $4.472         $5.849         $8.851(1)
Value at end of period             $2.61         $4.472         $5.849
Number of accumulation
 units outstanding at end
 of period                        99,345         85,593         89,724
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning
 of period                       $12.367        $13.786        $12.604      $10.620       $9.921(1)
Value at end of period             $9.09        $12.367        $13.786      $12.604      $10.620
Number of accumulation
 units outstanding at end
 of period                       251,165        254,223         85,133       16,091       14,488
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning
 of period                       $13.618        $14.399        $14.838      $11.794       $9.856(1)
Value at end of period            $12.65        $13.618        $14.399      $14.838      $11.794
Number of accumulation
 units outstanding at end
 of period                       467,095        498,520        414,075       69,363       26,592
JANUS ASPEN FLEXIBLE
INCOME
PORTFOLIO
Value at beginning
 of period                       $11.858        $11.090        $10.515      $10.427      $10.062(1)
Value at end of period            $13.00        $11.858        $11.090      $10.515      $10.427
Number of accumulation
 units outstanding at end
 of period                       103,870         47,112         21,442        6,855        6,947
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning
 of period                       $10.563        $14.140        $16.673      $11.666       $9.810(1)
Value at end of period             $7.70        $10.563        $14.140      $16.673      $11.666
Number of accumulation
 units outstanding at end
 of period                       292,868        382,926        466,386       73,998       41,104
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning
 of period                       $11.017        $18.333        $27.091      $12.109       $9.887(1)
Value at end of period             $7.88        $11.017        $18.333      $27.091      $12.109
Number of accumulation
 units outstanding at end
 of period                       614,925        710,208        769,625      181,271      117,103
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning
 of period                       $10.745        $13.958        $16.676      $10.217       $9.953(1)
Value at end of period             $7.94        $10.745        $13.958      $16.676      $10.217
Number of accumulation
 units outstanding at end
 of period                       867,214      1,176,543      1,451,474      211,807      167,606
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning
 of period                         $9.51(4)
Value at end of period             $7.91
Number of accumulation
 units outstanding at end
 of period                       151,026
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning
 of period                         $9.15(1)
Value at end of period             $8.38
Number of accumulation
 units outstanding at end
 of period                        33,156

------------------------------------------------------------------

                                 2002           2001           2000          1999         1998
                                 ----           ----           ----          ----         ----
OPPENHEIMER GLOBAL
SECURITIES
FUND/VA
Value at beginning
 of period                       $14.362        $16.452        $15.772      $10.027       $9.713(1)
Value at end of period            $11.10        $14.362        $16.452      $15.772      $10.027
Number of accumulation
 units outstanding at end
 of period                       337,114        176,662         46,116        2,178          535
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning
 of period                       $10.748        $10.329        $10.139       $9.935      $10.029(3)
Value at end of period            $11.46        $10.748        $10.329      $10.139       $9.935
Number of accumulation
 units outstanding at end
 of period                        27,831         15,583          6,680        1,052          925
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning
 of period                         $9.56(4)
Value at end of period             $8.05
Number of accumulation
 units outstanding at end
 of period                           240
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning
 of period                        $10.38(4)
Value at end of period             $8.80
Number of accumulation
 units outstanding at end
 of period                           333

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during February 2002.
(2)  Funds were first received in this option during August 2002.
(3)  Funds were first received in this option during September 2002.
(4)  Funds were first received in this option during May 2002.
(5)  Funds were first received in this option during October 2002.
(6)  Funds were first received in this option during November 2002.
(7)  Funds were first received in this option during June 2002.
(8)  Funds were first received in this option during December 2002.
(9) Funds were first received in this option during July 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1) Funds were first received in this option during December 2001. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during May 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during May 1999.
(2)  Funds were first received in this option during June 1999.
(3) Funds were first received in this option during August 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during June 1998.
(2)  Funds were first received in this option during August 1998.
(3)  Funds were first received in this option during July 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE X
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                  2002            2001            2000            1999            1998
                                  ----            ----            ----            ----            ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning
 of period                         $9.280         $12.193         $13.796         $10.166(1)
Value at end of period              $6.96          $9.280         $12.193         $13.796
Number of accumulation
 units outstanding at end
 of period                        147,121         141,985         122,506          21,991
AIM V.I. CORE EQUITY FUND
Value at beginning
 of period                         $7.626          $9.962         $11.752          $9.280(1)
Value at end of period              $6.39          $7.626          $9.962         $11.752
Number of accumulation
 units outstanding at end
 of period                        430,053         517,889         436,299          81,160
AIM V.I. GROWTH FUND
Value at beginning
 of period                         $6.263          $9.550         $12.106         $10.306(2)
Value at end of period              $4.29          $6.263          $9.550         $12.106
Number of accumulation
 units outstanding at end
 of period                        289,869         289,853         254,282          51,298
AIM V.I. PREMIER EQUITY
FUND
Value at beginning
 of period                         $8.477          $9.773         $11.542          $9.762(3)
Value at end of period              $5.86          $8.477          $9.773         $11.542
Number of accumulation
 units outstanding at end
 of period                        257,178         367,238         379,305         166,176
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning
 of period                        $11.116         $12.041         $12.530         $11.254         $10.492(1)
Value at end of period              $9.69         $11.116         $12.041         $12.530         $11.254
Number of accumulation
 units outstanding at end
 of period                        185,197         193,795         147,701          73,943          91,333
FIDELITY-REGISTERED
TRADEMARK- VIP
CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning
 of period                        $12.514         $14.375         $15.518         $12.589         $10.937(1)
Value at end of period             $11.25         $12.514         $14.375         $15.518         $12.589
Number of accumulation
 units outstanding at end
 of period                      1,986,803       1,442,524       1,662,214       1,895,670       2,102,805
FIDELITY-REGISTERED
TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning
 of period                        $11.606         $12.310         $11.445         $10.850         $10.873(1)
Value at end of period              $9.56         $11.606         $12.310         $11.445         $10.850
Number of accumulation
 units outstanding at end
 of period                      1,366,754         875,116         710,549         833,428         846,660
FIDELITY-REGISTERED
TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning
 of period                        $13.089         $16.023         $18.143         $13.307         $10.887(1)
Value at end of period              $9.08         $13.089         $16.023         $18.143         $13.307
Number of accumulation
 units outstanding at end
 of period                      2,481,342       2,269,303       2,257,499       1,602,406         981,477
FIDELITY-REGISTERED
TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning
 of period                         $9.350         $11.957         $14.900         $10.530         $11.184(1)
Value at end of period              $7.39          $9.350         $11.957         $14.900         $10.530
Number of accumulation
 units outstanding at end
 of period                         55,109          51,088          42,156          53,817          47,503
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning of
 period                            $11.77(1)
Value at end of period              $9.28
Number of accumulation
 units outstanding at end
 of period                        134,706
ING ALGER AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of
 period                             $6.89(1)
Value at end of period              $5.04
Number of accumulation
 units outstanding at end
 of period                          8,526
ING ALGER GROWTH
PORTFOLIO
Value at beginning of
 period                             $7.14(2)
Value at end of period              $6.53
Number of accumulation
 units outstanding at end
 of period                            159
ING AMERICAN CENTURY
SMALL CAP VALUE PORTFOLIO
Value at beginning of
 period                            $10.02(1)
Value at end of period              $8.11
Number of accumulation
 units outstanding at end
 of period                         12,107
ING BARON SMALL CAP
GROWTH PORTFOLIO
Value at beginning of
 period                             $9.98(1)
Value at end of period              $8.71
Number of accumulation
 units outstanding at end
 of period                         87,836

------------------------------------------------------------------

                                  2002            2001            2000            1999            1998
                                  ----            ----            ----            ----            ----
ING DSI ENHANCED INDEX
PORTFOLIO
Value at beginning of
 period                             $6.42(3)
Value at end of period              $6.23
Number of accumulation
 units outstanding at end
 of period                          2,498
ING GOLDMAN
SACHS-REGISTERED
TRADEMARK- CAPITAL GROWTH
PORTFOLIO
Value at beginning
 of period                          $8.49(4)
Value at end of period              $8.30
Number of accumulation
 units outstanding at end
 of period                          5,309
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning
 of period                        $10.032         $13.840         $17.351         $11.041         $11.338(1)
Value at end of period              $8.15         $10.032         $13.840         $17.351         $11.041
Number of accumulation
 units outstanding at end
 of period                        658,809         724,610         817,107         721,190         850,743
ING JPMORGAN MID CAP
VALUE PORTFOLIO
Value at beginning of
 period                             $9.14(2)
Value at end of period              $9.20
Number of accumulation
 units outstanding at end
 of period                            378
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                        $12.423         $16.643         $17.793         $12.055         $11.274(1)
Value at end of period              $8.61         $12.423         $16.643         $17.793         $12.055
Number of accumulation
 units outstanding at end
 of period                        602,100         821,647         642,991         343,239         376,471
ING MFS GLOBAL GROWTH
PORTFOLIO
Value at beginning of
 period                             $9.21(5)
Value at end of period              $8.34
Number of accumulation
 units outstanding at end
 of period                            197
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning
 of period                        $10.690         $13.621         $14.375         $11.682         $11.019(1)
Value at end of period              $7.97         $10.690         $13.621         $14.375         $11.682
Number of accumulation
 units outstanding at end
 of period                        544,610         562,829         575,028         541,625         750,388
ING OPCAP BALANCED VALUE
PORTFOLIO
Value at beginning of
 period                             $9.86(6)
Value at end of period              $9.68
Number of accumulation
 units outstanding at end
 of period                              3
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning of
 period                            $10.00(1)
Value at end of period             $10.75
Number of accumulation
 units outstanding at end
 of period                         73,058
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning
 of period                         $9.294         $12.527         $17.731         $11.846         $10.687(1)
Value at end of period              $5.96          $9.294         $12.527         $17.731         $11.846
Number of accumulation
 units outstanding at end
 of period                      2,163,820       2,738,168       3,144,386       2,991,235       3,491,454
ING SALOMON BROTHERS
INVESTORS VALUE PORTFOLIO
Value at beginning of
 period                            $10.12(7)
Value at end of period              $9.86
Number of accumulation
 units outstanding at end
 of period                          1,289
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning
 of period                        $13.026         $14.625         $14.748         $12.153         $10.967(1)
Value at end of period              $9.91         $13.026         $14.625         $14.748         $12.153
Number of accumulation
 units outstanding at end
 of period                        971,669         927,451         909,338         869,106       1,058,534
ING VAN KAMPEN COMSTOCK
PORTFOLIO
Value at beginning of
 period                             $9.97(1)
Value at end of period              $8.33
Number of accumulation
 units outstanding at end
 of period                        143,963
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning
 of period                        $11.999         $12.628         $12.801         $11.358         $10.646(1)
Value at end of period             $10.68         $11.999         $12.628         $12.801         $11.358
Number of accumulation
 units outstanding at end
 of period                      2,637,345       3,038,118       3,302,106       3,380,638       3,962,527
ING VP BOND PORTFOLIO
Value at beginning
 of period                        $12.304         $11.406         $10.487         $10.650         $10.157(1)
Value at end of period             $13.22         $12.304         $11.406         $10.487         $10.650
Number of accumulation
 units outstanding at end
 of period                      1,633,601       1,192,571         670,970         617,714         771,660
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning
 of period                         $9.251         $11.429         $12.939         $11.108         $10.925(1)
Value at end of period              $6.88          $9.251         $11.429         $12.939         $11.108
Number of accumulation
 units outstanding at end
 of period                      9,326,780      11,126,933      11,724,441      13,348,490      15,809,881
ING VP GROWTH
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                             $6.48(2)
Value at end of period              $6.06
Number of accumulation
 units outstanding at end
 of period                          2,643
ING VP GROWTH PORTFOLIO
Value at beginning
 of period                        $11.026         $15.239         $17.447         $13.030         $11.326(1)
Value at end of period              $7.77         $11.026         $15.239         $17.447         $13.030
Number of accumulation
 units outstanding at end
 of period                        850,190       1,211,713       1,159,343         728,964         303,987

------------------------------------------------------------------

                                  2002            2001            2000            1999            1998
                                  ----            ----            ----            ----            ----
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning
 of period                        $11.953         $13.950         $15.521         $12.587         $11.117(1)
Value at end of period              $9.30         $11.953         $13.950         $15.521         $12.587
Number of accumulation
 units outstanding at end
 of period                      3,034,497       2,847,404       2,757,220       2,792,639       1,974,900
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning
 of period                        $14.615         $14.930         $12.551         $10.925          $9.576(2)
Value at end of period             $12.75         $14.615         $14.930         $12.551         $10.925
Number of accumulation
 units outstanding at end
 of period                      1,293,570         457,672         148,981          50,227          80,312
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning
 of period                        $10.756         $10.588          $9.718          $8.843          $9.269(2)
Value at end of period              $9.26         $10.756         $10.588          $9.718          $8.843
Number of accumulation
 units outstanding at end
 of period                        456,728         110,246          61,435          50,270          90,819
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning
 of period                         $8.777         $11.623         $14.705          $9.795         $10.043(2)
Value at end of period              $6.38          $8.777         $11.623         $14.705          $9.795
Number of accumulation
 units outstanding at end
 of period                         57,479          64,928          51,129          43,135          45,801
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning of
 period                             $9.94(1)
Value at end of period              $8.03
Number of accumulation
 units outstanding at end
 of period                        159,260
ING VP MAGNACAP PORTFOLIO
Value at beginning of
 period                             $8.31(5)
Value at end of period              $6.85
Number of accumulation
 units outstanding at end
 of period                             95
ING VP MIDCAP
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                             $7.52(7)
Value at end of period              $6.96
Number of accumulation
 units outstanding at end
 of period                          2,282
ING VP MONEY MARKET
PORTFOLIO
Value at beginning
 of period                        $11.812         $11.456         $10.855         $10.414         $10.136(1)
Value at end of period             $11.91         $11.812         $11.456         $10.855         $10.414
Number of accumulation
 units outstanding at end
 of period                      2,415,659       1,739,522       1,463,947       1,891,667       1,574,454
ING VP NATURAL RESOURCES
TRUST
Value at beginning
 of period                         $9.327         $11.184          $9.524          $8.415         $10.922(1)
Value at end of period              $9.06          $9.327         $11.184          $9.524          $8.415
Number of accumulation
 units outstanding at end
 of period                         99,438          96,811         107,964          92,365         140,250
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning
 of period                        $13.844         $13.419         $12.675          $9.764         $10.578(1)
Value at end of period             $10.54         $13.844         $13.419         $12.675          $9.764
Number of accumulation
 units outstanding at end
 of period                      2,222,850       2,121,733       1,784,687       1,290,260       1,165,745
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                             $7.11(1)
Value at end of period              $5.02
Number of accumulation
 units outstanding at end
 of period                         21,340
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning
 of period                        $10.363         $11.232         $11.275         $10.312         $10.524(1)
Value at end of period              $9.30         $10.363         $11.232         $11.275         $10.312
Number of accumulation
 units outstanding at end
 of period                        159,012         158,589         134,664          93,911         213,970
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning
 of period                         $9.908         $11.292         $11.458         $10.101         $10.604(1)
Value at end of period              $8.48          $9.908         $11.292         $11.458         $10.101
Number of accumulation
 units outstanding at end
 of period                        224,992         239,231         204,194         169,078         255,775
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning
 of period                        $11.151         $11.514         $11.073         $10.423         $10.359(1)
Value at end of period             $10.58         $11.151         $11.514         $11.073         $10.423
Number of accumulation
 units outstanding at end
 of period                        112,797         117,599         137,811         232,707         418,989
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                            $4.468          $5.847          $9.996(1)
Value at end of period              $2.60          $4.468          $5.847
Number of accumulation
 units outstanding at end
 of period                        923,848         882,962         433,323
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning
 of period                        $13.595         $15.163         $13.870         $11.692         $10.972(1)
Value at end of period              $9.98         $13.595         $15.163         $13.870         $11.692
Number of accumulation
 units outstanding at end
 of period                      1,321,604       1,164,757         468,299         356,705         350,826
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning
 of period                        $14.690         $15.540         $16.022         $12.741         $10.741(1)
Value at end of period             $13.63         $14.690         $15.540         $16.022         $12.741
Number of accumulation
 units outstanding at end
 of period                      1,577,444       1,370,458       1,015,207         815,864         425,125
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning
 of period                        $12.085         $11.308         $10.727         $10.643         $10.210(1)
Value at end of period             $13.24         $12.085         $11.308         $10.727         $10.643
Number of accumulation
 units outstanding at end
 of period                        450,181         362,171         289,585         300,761         367,677

------------------------------------------------------------------

                                  2002            2001            2000            1999            1998
                                  ----            ----            ----            ----            ----
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning
 of period                        $11.604         $15.543         $18.335         $12.836         $10.918(1)
Value at end of period              $8.46         $11.604         $15.543         $18.335         $12.836
Number of accumulation
 units outstanding at end
 of period                      1,440,390       1,806,995       1,984,176       1,206,255         434,913
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning
 of period                        $11.861         $19.747         $29.195         $13.056         $10.647(1)
Value at end of period              $8.48         $11.861         $19.747         $29.195         $13.056
Number of accumulation
 units outstanding at end
 of period                      2,715,916       3,594,801       3,760,656       2,728,718       1,605,726
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning
 of period                        $12.611         $16.390         $19.592         $12.009         $11.798(1)
Value at end of period              $9.32         $12.611         $16.390         $19.592         $12.009
Number of accumulation
 units outstanding at end
 of period                      3,841,110       4,694,956       5,857,226       4,837,241       4,480,348
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning of
 period                             $9.38(1)
Value at end of period              $7.91
Number of accumulation
 units outstanding at end
 of period                        161,714
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning of
 period                             $9.75(1)
Value at end of period              $8.38
Number of accumulation
 units outstanding at end
 of period                        197,934
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning
 of period                        $14.374         $16.473         $15.800         $10.050         $10.001(3)
Value at end of period             $11.10         $14.374         $16.473         $15.800         $10.050
Number of accumulation
 units outstanding at end
 of period                      1,316,756         690,024         182,219           8,820           2,686
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning
 of period                        $10.722         $10.309         $10.125          $9.926         $10.025(2)
Value at end of period             $11.43         $10.722         $10.309         $10.125          $9.926
Number of accumulation
 units outstanding at end
 of period                         52,786          26,225           7,602           4,198          18,786
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning of
 period                             $9.50(1)
Value at end of period              $8.04
Number of accumulation
 units outstanding at end
 of period                         90,750
PIONEER FUND VCT
PORTFOLIO
Value at beginning of
 period                             $7.14(7)
Value at end of period              $7.58
Number of accumulation
 units outstanding at end
 of period                          4,916
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning of
 period                            $10.60(1)
Value at end of period              $8.79
Number of accumulation
 units outstanding at end
 of period                         31,017

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during May 2002.
(2)  Funds were first received in this option during August 2002.
(3)  Funds were first received in this option during November 2002.
(4)  Funds were first received in this option during October 2002.
(5)  Funds were first received in this option during June 2002.
(6)  Funds were first received in this option during December 2002.
(7) Funds were first received in this option during July 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during May 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during June 1999.
(2)  Funds were first received in this option during July 1999.
(3) Funds were first received in this option during May 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during June 1998.
(3)  Funds were first received in this option during July 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE XI
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.85%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                 2002           2001           2000           1999           1998
                                 ----           ----           ----           ----           ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning
 of period                        $9.267        $12.183        $13.791        $10.489(1)
Value at end of period             $6.95         $9.267        $12.183        $13.791
Number of accumulation
 units outstanding at end
 of period                        88,509         76,051         36,971          2,863
AIM V.I. CORE EQUITY FUND
Value at beginning
 of period                        $7.615         $9.954        $11.748         $9.575(1)
Value at end of period             $6.37         $7.615         $9.954        $11.748
Number of accumulation
 units outstanding at end
 of period                       140,721        153,708         79,364         19,774
AIM V.I. GROWTH FUND
Value at beginning
 of period                        $6.255         $9.542        $12.102        $10.118(1)
Value at end of period             $4.28         $6.255         $9.542        $12.102
Number of accumulation
 units outstanding at end
 of period                       111,906         98,665         49,756         14,758
AIM V.I. PREMIER EQUITY
FUND
Value at beginning
 of period                        $8.465         $9.765        $11.538        $10.458(2)
Value at end of period             $5.85         $8.465         $9.765        $11.538
Number of accumulation
 units outstanding at end
 of period                        63,998         53,598         33,891         10,688
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning
 of period                       $14.798        $16.038        $16.697        $15.005        $13.124(1)
Value at end of period            $12.89        $14.798        $16.038        $16.697        $15.005
Number of accumulation
 units outstanding at end
 of period                       201,168        209,909        203,730        200,068        132,605
FIDELITY-REGISTERED
TRADEMARK- VIP
CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning
 of period                       $17.714        $20.359        $21.988        $17.847        $13.824(1)
Value at end of period            $15.92        $17.714        $20.359        $21.988        $17.847
Number of accumulation
 units outstanding at end
 of period                       366,014        318,516        243,716        303,914        217,720
FIDELITY-REGISTERED
TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning
 of period                       $16.257        $17.252        $16.047        $15.220        $13.708(1)
Value at end of period            $13.39        $16.257        $17.252        $16.047        $15.220
Number of accumulation
 units outstanding at end
 of period                       445,737        409,548        286,747        303,704        306,099
FIDELITY-REGISTERED
TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning
 of period                       $17.245        $21.120        $23.927        $17.558        $12.857(1)
Value at end of period            $11.95        $17.245        $21.120        $23.927        $17.558
Number of accumulation
 units outstanding at end
 of period                       894,056        792,594        596,022        520,647        399,820
FIDELITY-REGISTERED
TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning
 of period                       $11.699        $14.968        $18.661        $13.195        $12.182(1)
Value at end of period             $9.25        $11.699        $14.968        $18.661        $13.195
Number of accumulation
 units outstanding at end
 of period                        30,785         38,755         25,576         20,580         13,937
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning
 of period                        $11.76(1)
Value at end of period             $9.28
Number of accumulation
 units outstanding at end
 of period                        10,687
ING ALGER AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning
 of period                         $5.82(2)
Value at end of period             $5.04
Number of accumulation
 units outstanding at end
 of period                            74
ING ALGER GROWTH
PORTFOLIO
Value at beginning
 of period                         $7.89(3)
Value at end of period             $6.53
Number of accumulation
 units outstanding at end
 of period                           102
ING AMERICAN CENTURY
SMALL CAP VALUE PORTFOLIO
Value at beginning
 of period                        $10.14(1)
Value at end of period             $8.10
Number of accumulation
 units outstanding at end
 of period                         2,907
ING BARON SMALL CAP
GROWTH PORTFOLIO
Value at beginning
 of period                        $10.05(1)
Value at end of period             $8.71
Number of accumulation
 units outstanding at end
 of period                         4,915
ING DSI ENHANCED INDEX
PORTFOLIO
Value at beginning
 of period                         $6.31(4)
Value at end of period             $6.23
Number of accumulation
 units outstanding at end
 of period                            54

------------------------------------------------------------------

                                 2002           2001           2000           1999           1998
                                 ----           ----           ----           ----           ----
ING GOLDMAN
SACHS-REGISTERED
TRADEMARK- CAPITAL GROWTH
PORTFOLIO
Value at beginning
 of period                         $9.74(3)
Value at end of period             $8.30
Number of accumulation
 units outstanding at end
 of period                           122
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning
 of period                       $12.364        $17.066        $21.405        $13.628        $11.868(1)
Value at end of period            $10.04        $12.364        $17.066        $21.405        $13.628
Number of accumulation
 units outstanding at end
 of period                       405,646        455,677        455,540        471,226        434,054
ING JPMORGAN MID CAP
VALUE PORTFOLIO
Value at beginning
 of period                        $10.06(1)
Value at end of period             $9.19
Number of accumulation
 units outstanding at end
 of period                         1,644
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $16.161        $21.662        $23.171        $15.706        $12.661(1)
Value at end of period            $11.19        $16.161        $21.662        $23.171        $15.706
Number of accumulation
 units outstanding at end
 of period                       432,857        452,342        432,871        399,213        382,755
ING MFS GLOBAL GROWTH
PORTFOLIO
Value at beginning
 of period                         $7.98(4)
Value at end of period             $8.34
Number of accumulation
 units outstanding at end
 of period                           542
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning
 of period                        $9.741        $12.418        $13.112        $10.661         $8.861(1)
Value at end of period             $7.25         $9.741        $12.418        $13.112        $10.661
Number of accumulation
 units outstanding at end
 of period                       618,399        665,571        630,101        681,109        616,205
ING OPCAP BALANCED VALUE
PORTFOLIO
Value at beginning
 of period                         $8.85(5)
Value at end of period             $9.67
Number of accumulation
 units outstanding at end
 of period                            64
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning
 of period                        $10.10(3)
Value at end of period            $10.74
Number of accumulation
 units outstanding at end
 of period                        16,334
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning
 of period                       $10.028        $13.523        $19.150        $12.800        $10.399(1)
Value at end of period             $6.43        $10.028        $13.523        $19.150        $12.800
Number of accumulation
 units outstanding at end
 of period                       852,175        914,949        838,568        822,854        706,142
ING SALOMON BROTHERS
FUNDAMENTAL VALUE
PORTFOLIO
Value at beginning
 of period                        $11.63(6)
Value at end of period            $11.95
Number of accumulation
 units outstanding at end
 of period                            51
ING SALOMON BROTHERS
INVESTORS VALUE PORTFOLIO
Value at beginning
 of period                        $11.68(3)
Value at end of period             $9.86
Number of accumulation
 units outstanding at end
 of period                           167
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning
 of period                       $18.082        $20.313        $20.493        $16.895        $13.562(1)
Value at end of period            $13.75        $18.082        $20.313        $20.493        $16.895
Number of accumulation
 units outstanding at end
 of period                       265,634        204,548        158,447        195,928        129,123
ING UBS TACTICAL ASSET
ALLOCATION PORTFOLIO
Value at beginning
 of period                        $23.69(5)
Value at end of period            $23.69
Number of accumulation
 units outstanding at end
 of period                           108
ING VAN KAMPEN COMSTOCK
PORTFOLIO
Value at beginning
 of period                         $9.53(3)
Value at end of period             $8.33
Number of accumulation
 units outstanding at end
 of period                         6,374
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning
 of period                       $16.203        $17.060        $17.303        $15.360        $13.327(1)
Value at end of period            $14.41        $16.203        $17.060        $17.303        $15.360
Number of accumulation
 units outstanding at end
 of period                     1,340,814      1,663,297      1,637,556      1,479,143      1,379,122
ING VP BOND PORTFOLIO
Value at beginning
 of period                       $13.961        $12.949        $11.911        $12.102        $11.381(1)
Value at end of period            $15.00        $13.961        $12.949        $11.911        $12.102
Number of accumulation
 units outstanding at end
 of period                       921,078        904,310        661,112        637,752        654,765
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning
 of period                       $13.953        $17.246        $19.535        $16.779        $14.694(1)
Value at end of period            $10.38        $13.953        $17.246        $19.535        $16.779
Number of accumulation
 units outstanding at end
 of period                     4,722,482      5,556,404      4,996,223      5,572,187      5,795,667
ING VP GROWTH PORTFOLIO
Value at beginning
 of period                       $15.239        $21.073        $24.137        $18.036        $13.357(1)
Value at end of period            $10.74        $15.239        $21.073        $24.137        $18.036
Number of accumulation
 units outstanding at end
 of period                       131,665        150,713         88,456         65,690         24,240

------------------------------------------------------------------

                                 2002           2001           2000           1999           1998
                                 ----           ----           ----           ----           ----
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning
 of period                       $17.964        $20.975        $23.350        $18.945        $14.692(1)
Value at end of period            $13.98        $17.964        $20.975        $23.350        $18.945
Number of accumulation
 units outstanding at end
 of period                       788,043        743,885        625,951        611,611        459,428
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning
 of period                       $14.588        $14.910        $12.540        $10.921         $9.028(2)
Value at end of period            $12.72        $14.588        $14.910        $12.540        $10.921
Number of accumulation
 units outstanding at end
 of period                       240,603        145,443         52,574         16,931          5,681
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning
 of period                       $10.736        $10.574         $9.710         $8.840         $8.464(2)
Value at end of period             $9.24        $10.736        $10.574         $9.710         $8.840
Number of accumulation
 units outstanding at end
 of period                       126,145         48,920         20,025         20,739          6,564
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning
 of period                        $8.760        $11.608        $14.693         $9.792         $9.580(2)
Value at end of period             $6.37         $8.760        $11.608        $14.693         $9.792
Number of accumulation
 units outstanding at end
 of period                        37,686         36,689         21,475         12,523          8,719
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning
 of period                        $10.24(1)
Value at end of period             $8.02
Number of accumulation
 units outstanding at end
 of period                        14,728
ING VP MAGNACAP PORTFOLIO
Value at beginning
 of period                         $8.31(3)
Value at end of period             $6.85
Number of accumulation
 units outstanding at end
 of period                        20,481
ING VP MIDCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                         $8.76(1)
Value at end of period             $6.96
Number of accumulation
 units outstanding at end
 of period                         1,079
ING VP MONEY MARKET
PORTFOLIO
Value at beginning
 of period                       $12.737        $12.360        $11.717        $11.246        $10.799(1)
Value at end of period            $12.83        $12.737        $12.360        $11.717        $11.246
Number of accumulation
 units outstanding at end
 of period                       644,548        515,677        371,039        472,335        396,669
ING VP NATURAL RESOURCES
TRUST
Value at beginning
 of period                       $10.674        $12.806        $10.911         $9.645        $11.047(1)
Value at end of period            $10.36        $10.674        $12.806        $10.911         $9.645
Number of accumulation
 units outstanding at end
 of period                        26,534         24,510         23,332         28,939         14,190
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning
 of period                       $19.434        $18.847        $17.810        $13.728        $13.558(1)
Value at end of period            $14.79        $19.434        $18.847        $17.810        $13.728
Number of accumulation
 units outstanding at end
 of period                       196,561        131,465         86,790         36,864         25,298
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                         $7.67(1)
Value at end of period             $5.01
Number of accumulation
 units outstanding at end
 of period                        23,454
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning
 of period                       $13.700        $14.857        $14.921        $13.654        $13.063(1)
Value at end of period            $12.29        $13.700        $14.857        $14.921        $13.654
Number of accumulation
 units outstanding at end
 of period                       100,728         97,325         65,823        121,322        102,916
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning
 of period                       $13.823        $15.761        $16.002        $14.113        $13.699(1)
Value at end of period            $11.82        $13.823        $15.761        $16.002        $14.113
Number of accumulation
 units outstanding at end
 of period                       153,004        146,446        120,341        150,454         70,991
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning
 of period                       $14.033        $14.497        $13.950        $13.136        $12.497(1)
Value at end of period            $13.31        $14.033        $14.497        $13.950        $13.136
Number of accumulation
 units outstanding at end
 of period                        73,306         71,454         44,708         83,670         61,043
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                           $4.464         $5.845         $9.996(1)
Value at end of period             $2.60         $4.464         $5.845
Number of accumulation
 units outstanding at end
 of period                       189,154        126,835         67,524
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning
 of period                       $18.740        $20.911        $19,138        $16.141        $13.404(1)
Value at end of period            $13.76        $18.740        $20.911        $19.138        $16.141
Number of accumulation
 units outstanding at end
 of period                       135,961        100,115         35,815         19,877         15,014
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning
 of period                       $20.621        $21.825        $22.513        $17.912        $13.744(1)
Value at end of period            $19.13        $20.621        $21.825        $22.513        $17.912
Number of accumulation
 units outstanding at end
 of period                       311,169        238,039        157,519        141,750         47,668
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning
 of period                       $14.828        $13.881        $13.175        $13.078        $12.306(1)
Value at end of period            $16.24        $14.828        $13.881        $13.175        $13.078
Number of accumulation
 units outstanding at end
 of period                       180,492        105,379         53,425         35,683         25,566
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning
 of period                       $16.104        $21.581        $25.471        $17.841        $13.512(1)
Value at end of period            $11.73        $16.104        $21.581        $25.471        $17.841
Number of accumulation
 units outstanding at end
 of period                       525,669        635,214        569,519        538,138        446,603

------------------------------------------------------------------

                                 2002           2001           2000           1999           1998
                                 ----           ----           ----           ----           ----
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning
 of period                       $12.837        $21.383        $31.629        $14.152        $10.427(1)
Value at end of period             $9.17        $12.837        $21.383        $31.629        $14.152
Number of accumulation
 units outstanding at end
 of period                     1,029,117      1,011,775        758,937        608,435        320,159
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning
 of period                       $18.471        $24.018        $28.723        $17.615        $14.300(1)
Value at end of period            $13.64        $18.471        $24.018        $28.723        $17.615
Number of accumulation
 units outstanding at end
 of period                       907,955        972,147        836,805        864,936        710,851
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning
 of period                         $9.94(7)
Value at end of period             $7.90
Number of accumulation
 units outstanding at end
 of period                        64,173
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning
 of period                        $10.07(7)
Value at end of period             $8.37
Number of accumulation
 units outstanding at end
 of period                        36,916
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning
 of period                       $14.347        $16.451        $15.787        $10.046         $9.275(2)
Value at end of period            $11.08        $14.347        $16.451        $15.787        $10.046
Number of accumulation
 units outstanding at end
 of period                       245,692        107,764         43,641         10,762          7,592
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning
 of period                       $10.702        $10.295        $10.116         $9.922         $9.935(2)
Value at end of period            $11.40        $10.702        $10.295        $10.116         $9.922
Number of accumulation
 units outstanding at end
 of period                        27,082         12,571          7,153          5,761          2,776
PAX WORLD BALANCED FUND,
INC.
Value at beginning
 of period                         $8.22(2)
Value at end of period             $8.22
Number of accumulation
 units outstanding at end
 of period                         7,092
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning
 of period                         $9.66(1)
Value at end of period             $8.04
Number of accumulation
 units outstanding at end
 of period                        46,117
PIONEER FUND VCT
PORTFOLIO
Value at beginning
 of period                         $8.88(3)
Value at end of period             $7.58
Number of accumulation
 units outstanding at end
 of period                        11,262
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning
 of period                        $10.54(1)
Value at end of period             $8.79
Number of accumulation
 units outstanding at end
 of period                        24,469

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during May 2002.
(2)  Funds were first received in this option during July 2002.
(3)  Funds were first received in this option during June 2002.
(4)  Funds were first received in this option during September 2002.
(5)  Funds were first received in this option during October 2002.
(6)  Funds were first received in this option during August 2002.
(7) Funds were first received in this option during April 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during May 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during June 1999.
(2) Funds were first received in this option during July 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during January 1998.
(2)  Funds were first received in this option during August 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2002         2001         2000         1999         1998
                                ----         ----         ----         ----         ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of
 period                         $9.255      $12.173      $14.065(1)
Value at end of period           $6.94       $9.255      $12.173
Number of accumulation
 units outstanding at end
 of period                       4,262        4,934        2,279
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                         $7.605       $9.945      $12.256(2)
Value at end of period           $6.36       $7.605       $9.945
Number of accumulation
 units outstanding at end
 of period                       3,976        8,876        6,406
AIM V.I. GROWTH FUND
Value at beginning of
 period                         $6.246       $9.533      $12.098      $11.422(1)
Value at end of period           $4.27       $6.246       $9.533      $12.098
Number of accumulation
 units outstanding at end
 of period                       3,914       31,877       26,082          264
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                         $8.454       $9.757      $11.534      $10.450(2)
Value at end of period           $5.84       $8.454       $9.757      $11.534
Number of accumulation
 units outstanding at end
 of period                       8,539       18,379        8,902          617
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of
 period                        $10.991      $11.918      $12.414      $11.320(3)
Value at end of period           $9.57      $10.991      $11.918      $12.414
Number of accumulation
 units outstanding at end
 of period                       6,989        2,331        4,895        3,589
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of
 period                        $12.183      $14.009      $15.138      $12.293      $10.737(1)
Value at end of period          $10.94      $12.183      $14.009      $15.138      $12.293
Number of accumulation
 units outstanding at end
 of period                      42,179       17,291       32,744       25,519        1,038
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                        $11.381      $12.083      $11.245      $10.671       $9.265(2)
Value at end of period           $9.37      $11.381      $12.083      $11.245      $10.671
Number of accumulation
 units outstanding at end
 of period                      29,308       11,264       11,254        6,809           20
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of
 period                        $12.727      $15.596      $17.677      $12.978      $10.757(3)
Value at end of period           $8.82      $12.727      $15.596      $17.677      $12.978
Number of accumulation
 units outstanding at end
 of period                      61,739       60,877       42,684        9,393        1,343
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of
 period                         $9.335      $11.949      $14.905      $13.705(1)
Value at end of period           $7.37       $9.335      $11.949      $14.905
Number of accumulation
 units outstanding at end
 of period                       5,004        5,301        4,436        2,474
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning
 of period                      $11.22(1)
Value at end of period           $9.27
Number of accumulation
 units outstanding at end
 of period                       1,120
ING ALGER AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning
 of period                       $5.22(2)
Value at end of period           $5.04
Number of accumulation
 units outstanding at end
 of period                          15
ING BARON SMALL CAP
GROWTH PORTFOLIO
Value at beginning
 of period                      $10.05(3)
Value at end of period           $8.71
Number of accumulation
 units outstanding at end
 of period                          11
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of
 period                         $9.991      $13.797      $17.314      $11.029      $10.020(4)
Value at end of period           $8.11       $9.991      $13.797      $17.314      $11.029
Number of accumulation
 units outstanding at end
 of period                       7,663        7,080       19,569       15,231           10
ING JPMORGAN MID CAP
VALUE PORTFOLIO
Value at beginning
 of period                       $9.16(4)
Value at end of period           $9.19
Number of accumulation
 units outstanding at end
 of period                           6
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                        $11.973      $16.057      $17.184      $11.654      $11.183(3)
Value at end of period           $8.29      $11.973      $16.057      $17.184      $11.654
Number of accumulation
 units outstanding at end
 of period                      13,889        7,724       14,267       11,687          957

------------------------------------------------------------------

                                2002         2001         2000         1999         1998
                                ----         ----         ----         ----         ----
ING MFS GLOBAL GROWTH
PORTFOLIO
Value at beginning
 of period                       $8.31(4)
Value at end of period           $8.34
Number of accumulation
 units outstanding at end
 of period                          29
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                        $10.378      $13.236      $13.982      $11.375      $10.954(3)
Value at end of period           $7.72      $10.378      $13.236      $13.982      $11.375
Number of accumulation
 units outstanding at end
 of period                      14,360        7,346       11,609        8,901          828
ING OPCAP BALANCED VALUE
PORTFOLIO
Value at beginning
 of period                       $9.61(4)
Value at end of period           $9.67
Number of accumulation
 units outstanding at end
 of period                          29
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning
 of period                      $10.16(5)
Value at end of period          $10.74
Number of accumulation
 units outstanding at end
 of period                         423
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of
 period                         $8.966      $12.097      $17.139      $11.462      $10.233(5)
Value at end of period           $5.75       $8.966      $12.097      $17.139      $11.462
Number of accumulation
 units outstanding at end
 of period                      36,616       17,147       29,261       20,776          236
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                        $12.601      $14.163      $14.296      $11.792      $10.840(3)
Value at end of period           $9.58      $12.601      $14.163      $14.296      $11.792
Number of accumulation
 units outstanding at end
 of period                      24,357       13,888        8,707        6,405          169
ING VAN KAMPEN COMSTOCK
PORTFOLIO
Value at beginning
 of period                       $8.35(6)
Value at end of period           $8.33
Number of accumulation
 units outstanding at end
 of period                          16
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                        $11.751      $12.379      $12.561      $11.157      $10.451(3)
Value at end of period          $10.45      $11.751      $12.379      $12.561      $11.157
Number of accumulation
 units outstanding at end
 of period                      24,613       18,354       21,070      $13,521        1,648
ING VP BOND PORTFOLIO
Value at beginning of
 period                        $12.273      $11.388      $10.481      $10.654      $10.070(1)
Value at end of period          $13.18      $12.273      $11.388      $10.481      $10.654
Number of accumulation
 units outstanding at end
 of period                      12,079        8,760        3,653        2,670          383
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                         $8.971      $11.094      $12.572      $10.804      $10.562(1)
Value at end of period           $6.67       $8.971      $11.094      $12.572      $10.804
Number of accumulation
 units outstanding at end
 of period                     171,718       90,960      131,645      128,637        8,243
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                        $10.598      $14.801      $16.962      $12.681      $10.958(3)
Value at end of period           $7.53      $10.598      $14.801      $16.962      $12.681
Number of accumulation
 units outstanding at end
 of period                      19,311       19,302       18,739        4,182          628
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                        $11.556      $13.500      $15.036      $12.206      $10.648(1)
Value at end of period           $8.99      $11.556      $13.500      $15.036      $12.206
Number of accumulation
 units outstanding at end
 of period                      46,181       39,494       35,744       14,614        2,384
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                        $14.561      $14.890      $12.529      $11.099(4)
Value at end of period          $12.69      $14.561      $14.890      $12.529
Number of accumulation
 units outstanding at end
 of period                      11,144        6,947        3,893           42
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                        $10.716      $10.559       $9.702       $8.837       $9.582(6)
Value at end of period           $9.22      $10.716      $10.559       $9.702       $8.837
Number of accumulation
 units outstanding at end
 of period                       4,527        1,350        1,100          586           62
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                         $8.744      $11.592      $14.680      $11.286(4)
Value at end of period           $6.35       $8.744      $11.592      $14.680
Number of accumulation
 units outstanding at end
 of period                       1,593        2,216        1,341           24
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning
 of period                       $9.88(1)
Value at end of period           $8.02
Number of accumulation
 units outstanding at end
 of period                         871
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                        $11.740      $11.398      $10.811      $10.381      $10.297(4)
Value at end of period          $11.82      $11.740      $11.398      $10.811      $10.381
Number of accumulation
 units outstanding at end
 of period                      13,540       14,165       21,482       11,232        1,235
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                         $9.295      $11.304(1)
Value at end of period           $9.02       $9.295
Number of accumulation
 units outstanding at end
 of period                       1,078          523
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                        $13.447      $13.048      $12.336       $9.513      $10.939(3)
Value at end of period          $10.23      $13.447      $13.048      $12.336       $9.513
Number of accumulation
 units outstanding at end
 of period                      23,170       22,619       13,291        6,872        2,604

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------------------------------------------------------------------

                                2002         2001         2000         1999         1998
                                ----         ----         ----         ----         ----
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $7.80(1)
Value at end of period           $5.01
Number of accumulation
 units outstanding at end
 of period                         177
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning of
 period                        $10.195      $11.061      $11.115      $10.489(3)
Value at end of period           $9.14      $10.195      $11.061      $11.115
Number of accumulation
 units outstanding at end
 of period                       1,352        2,380        6,135        4,102
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning of
 period                         $9.734      $11.104      $11.279       $9.953       $9.227(4)
Value at end of period           $8.32       $9.734      $11.104      $11.279       $9.953
Number of accumulation
 units outstanding at end
 of period                       2,511        2,015       22,446       19,046          212
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning of
 period                        $11.040      $11.412      $10.986      $10.351      $10.390(7)
Value at end of period          $10.47      $11.040      $11.412      $10.986      $10.351
Number of accumulation
 units outstanding at end
 of period                       2,987        3,430        1,924          549           37
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $4.460       $5.842       $9.925(3)
Value at end of period           $2.60       $4.460       $5.842
Number of accumulation
 units outstanding at end
 of period                       6,165       15,740        8,843
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                        $13.287      $14.834      $13.583      $11.462      $10.515(1)
Value at end of period           $9.75      $13.287      $14.834      $13.583      $11.462
Number of accumulation
 units outstanding at end
 of period                      18,033       11,962        7,999        6,154        3,526
JANUS ASPEN
BALANCED PORTFOLIO
Value at beginning of
 period                        $14.357      $15.203      $15.690      $12.490      $10.570(3)
Value at end of period          $13.31      $14.357      $15.203      $15.690      $12.490
Number of accumulation
 units outstanding at end
 of period                      26,367       36,137       30,781        5,703          479
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                        $12.044      $11.280      $10.712      $10.638      $10.232(3)
Value at end of period          $13.19      $12.044      $11.280      $10.712      $10.638
Number of accumulation
 units outstanding at end
 of period                       7,868        4,326        4,152        5,764          393
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                        $11.234      $15.062      $17.786      $12.464      $10.569(5)
Value at end of period           $8.18      $11.234      $15.062      $17.786      $12.464
Number of accumulation
 units outstanding at end
 of period                      42,256       22,306       20,667       11,348          128
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning of
 period                        $11.621      $19.367      $28.662      $12.830      $10.787(3)
Value at end of period           $8.30      $11.621      $19.367      $28.662      $12.830
Number of accumulation
 units outstanding at end
 of period                      56,606       49,490       48,046       17,145          353
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of
 period                        $12.297      $15.998      $19.141      $11.745      $10.606(1)
Value at end of period           $9.08      $12.297      $15.998      $19.141      $11.745
Number of accumulation
 units outstanding at end
 of period                      70,621       51,113       51,009       26,947        5,140
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning
 of period                       $9.94(1)
Value at end of period           $7.89
Number of accumulation
 units outstanding at end
 of period                       4,598
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning
 of period                       $9.69(1)
Value at end of period           $8.36
Number of accumulation
 units outstanding at end
 of period                       3,359
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                        $14.321      $16.429      $17.689(3)
Value at end of period          $11.05      $14.321      $16.429
Number of accumulation
 units outstanding at end
 of period                       9,472        6,138        3,722
OPPENHEIMER
STRATEGIC BOND FUND/VA
Value at beginning of
 period                        $10.683      $10.281      $10.244(4)
Value at end of period          $11.37      $10.683      $10.281
Number of accumulation
 units outstanding at end
 of period                       1,856           99          183
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning
 of period                       $9.84(1)
Value at end of period           $8.03
Number of accumulation
 units outstanding at end
 of period                       3,893
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning
 of period                      $10.39(1)
Value at end of period           $8.78
Number of accumulation
 units outstanding at end
 of period                          38

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during March 2002.
(2)  Funds were first received in this option during October 2002.
(3)  Funds were first received in this option during May 2002.
(4)  Funds were first received in this option during December 2002.
(5)  Funds were first received in this option during June 2002.
(6)  Funds were first received in this option during November 2002.

------------------------------------------------------------------
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1) Funds were first received in this option during February 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
(2)  Funds were first received in this option during April 2000.
(3)  Funds were first received in this option during July 2000.
(4) Funds were first received in this option during March 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during December 1999.
(2)  Funds were first received in this option during July 1999.
(3)  Funds were first received in this option during August 1999.
(4) Funds were first received in this option during September 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during March 1998.
(2)  Funds were first received in this option during September 1998.
(3)  Funds were first received in this option during April 1998.
(4)  Funds were first received in this option during October 1998.
(5)  Funds were first received in this option during June 1998.
(6)  Funds were first received in this option during July 1998.
(7)  Funds were first received in this option during May 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XIII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2002          2001          2000          1999          1998          1997          1996
                                ----          ----          ----          ----          ----          ----          ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of
 period                          $9.242       $12.162       $13.781       $10.487(1)
Value at end of period            $6.92        $9.242       $12.162       $13.781
Number of accumulation
 units outstanding at end
 of period                       78,026        77,645        47,485           613
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                          $7.595        $9.937       $11.740       $10.261(2)
Value at end of period            $6.35        $7.595        $9.937       $11.740
Number of accumulation
 units outstanding at end
 of period                      136,853       137,710        95,583        10,352
AIM V.I. GROWTH FUND
Value at beginning of
 period                          $6.238        $9.525       $12.094        $9.465(3)
Value at end of period            $4.27        $6.238        $9.525       $12.094
Number of accumulation
 units outstanding at end
 of period                       86,609        91,693        85,385         6,722
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                          $8.443        $9.748       $11.530        $9.827(1)
Value at end of period            $5.83        $8.443        $9.748       $11.530
Number of accumulation
 units outstanding at end
 of period                      135,402        64,852        31,332        14,638
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of
 period                         $14.715       $15.964       $16.636       $14.965       $12.994       $10.924       $10.000(1)
Value at end of period           $12.80       $14.715       $15.964       $16.636       $14.965       $12.994       $10.924
Number of accumulation
 units outstanding at end
 of period                       77,039        74,268        68,102       117,902        95,020        93,905        19,808
EVERGREEN SPECIAL VALUES
FUND
Value at beginning of
 period                         $12.556       $10.967(1)
Value at end of period           $11.56       $12.556
Number of accumulation
 units outstanding at end
 of period                       23,312        15,173
FIDELITY-REGISTERED
TRADEMARK- VIP
CONTRAFUND-REGISTERED
TRADEMARK-PORTFOLIO
Value at beginning of
 period                         $17.614       $20.265       $21.908       $17.800       $13.825       $11.243       $10.000(1)
Value at end of period           $15.82       $17.614       $20.265       $21.908       $17.800       $13.825       $11.243
Number of accumulation
 units outstanding at end
 of period                      639,593       545,557       427,085       357,610       254,734       266,396        95,199
FIDELITY-REGISTERED
TRADEMARK- VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of
 period                         $16.166       $17.172       $15.989       $15.180       $13.729       $10.819       $10.000(1)
Value at end of period           $13.30       $16.166       $17.172       $15.989       $15.180       $13.729       $10.819
Number of accumulation
 units outstanding at end
 of period                      463,075       409,962       306,174       188,394       147,150       125,669        27,639
FIDELITY-REGISTERED
TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of
 period                         $17.147       $21.023       $23.840       $17.512       $12.674       $10.362       $10.000(1)
Value at end of period           $11.87       $17.147       $21.023       $23.840       $17.512       $12.674       $10.362
Number of accumulation
 units outstanding at end
 of period                      811,549       756,416       573,111       345,699       165,194       150,612        54,133
FIDELITY-REGISTERED
TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of
 period                         $11.633       $14.898       $18.593       $13.160       $11.783       $10.664       $10.000(1)
Value at end of period            $9.19       $11.633       $14.898       $18.593       $13.160       $11.783       $10.664
Number of accumulation
 units outstanding at end
 of period                       29,735        24,429        25,964        10,723         9,217        20,273         3,820
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning of
 period                         $10.307       $10.307(2)
Value at end of period            $9.26       $10.307
Number of accumulation
 units outstanding at end
 of period                       39,468           237

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------------------------------------------------------------------

                                2002          2001          2000          1999          1998          1997          1996
                                ----          ----          ----          ----          ----          ----          ----
ING ALGER AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning
 of period                        $5.44(1)
Value at end of period            $5.03
Number of accumulation
 units outstanding at end
 of period                        1,545
ING ALGER GROWTH
PORTFOLIO
Value at beginning
 of period                        $8.61(2)
Value at end of period            $6.52
Number of accumulation
 units outstanding at end
 of period                          154
ING AMERICAN CENTURY
SMALL CAP VALUE PORTFOLIO
Value at beginning
 of period                       $10.05(2)
Value at end of period            $8.10
Number of accumulation
 units outstanding at end
 of period                        1,360
ING BARON SMALL CAP
GROWTH PORTFOLIO
Value at beginning
 of period                        $9.84(3)
Value at end of period            $8.70
Number of accumulation
 units outstanding at end
 of period                        4,066
ING DSI ENHANCED INDEX
PORTFOLIO
Value at beginning
 of period                        $6.64(4)
Value at end of period            $6.22
Number of accumulation
 units outstanding at end
 of period                           91
ING GOLDMAN
SACHS-REGISTERED
TRADEMARK- CAPITAL GROWTH
PORTFOLIO
Value at beginning
 of period                        $9.16(3)
Value at end of period            $8.29
Number of accumulation
 units outstanding at end
 of period                          376
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of
 period                         $12.294       $16.987       $21.327       $13.592       $11.522       $11.376(1)
Value at end of period            $9.98       $12.294       $16.987       $21.327       $13.592       $11.522
Number of accumulation
 units outstanding at end
 of period                      248,518       244,684       237,253       248,204       234,075       351,150
ING JPMORGAN MID CAP
VALUE PORTFOLIO
Value at beginning of
 period                           $9.64(3)
Value at end of period            $9.19
Number of accumulation
 units outstanding at end
 of period                        3,891
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                         $16.070       $21.561       $23.087       $15.664       $12.478       $12.296(1)
Value at end of period           $11.12       $16.070       $21.561       $23.087       $15.664       $12.478
Number of accumulation
 units outstanding at end
 of period                      251,887       248,057       214,279       121,012       103,317        96,338
ING MFS GLOBAL GROWTH
PORTFOLIO
Value at beginning of
 period                           $9.68(3)
Value at end of period            $8.34
Number of accumulation
 units outstanding at end
 of period                        3,841
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                          $9.686       $12.361       $13.064       $10.633        $8.727        $8.897(1)
Value at end of period            $7.21        $9.686       $12.361       $13.064       $10.633        $8.727
Number of accumulation
 units outstanding at end
 of period                      339,751       352,288       344,610       259,783       237,867       484,407
ING OPCAP BALANCED VALUE
PORTFOLIO
Value at beginning of
 period                          $10.72(3)
Value at end of period            $9.66
Number of accumulation
 units outstanding at end
 of period                          235
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning of
 period                          $10.17(3)
Value at end of period           $10.74
Number of accumulation
 units outstanding at end
 of period                       64,232

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------------------------------------------------------------------

                                2002          2001          2000          1999          1998          1997          1996
                                ----          ----          ----          ----          ----          ----          ----
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of
 period                          $9.971       $13.460       $19.080       $12.767        $9.940       $10.062(1)
Value at end of period            $6.39        $9.971       $13.460       $19.080       $12.767        $9.940
Number of accumulation
 units outstanding at end
 of period                      600,762       610,352       526,040       684,437       626,638       795,375
ING SALOMON BROTHERS
FUNDAMENTAL VALUE
PORTFOLIO
Value at beginning of
 period                          $10.95(5)
Value at end of period           $11.94
Number of accumulation
 units outstanding at end
 of period                          451
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                         $17.980       $20.219       $20.418       $16.851       $13.332       $13.062(1)
Value at end of period           $13.66       $17.980       $20.219       $20.418       $16.851       $13.332
Number of accumulation
 units outstanding at end
 of period                      329,144       353,929       310,665       257,759       197,938       238,562
ING UBS TACTICAL ASSET
ALLOCATION PORTFOLIO
Value at beginning of
 period                          $22.30(5)
Value at end of period           $23.66
Number of accumulation
 units outstanding at end
 of period                           73
ING VAN KAMPEN COMSTOCK
PORTFOLIO
Value at beginning of
 period                           $9.53(3)
Value at end of period            $8.32
Number of accumulation
 units outstanding at end
 of period                        6,264
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                         $16.112       $16.981       $17.240       $15.320       $13.226       $10.902       $10.000(1)
Value at end of period           $14.31       $16.112       $16.981       $17.240       $15.320       $13.226       $10.902
Number of accumulation
 units outstanding at end
 of period                      485,662       627,674       592,454       565,751       468,468       986,711       702,222
ING VP BOND PORTFOLIO
Value at beginning of
 period                         $13.883       $12.889       $11.867       $12.070       $11.268       $10.503       $10.000(1)
Value at end of period           $14.90       $13.883       $12.889       $11.867       $12.070       $11.268       $10.503
Number of accumulation
 units outstanding at end
 of period                      526,766       471,125       339,119       228,114       187,653       251,156       161,765
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                         $13.874       $17.166       $19.464       $16.735       $14.756       $11.469       $10.000(1)
Value at end of period           $10.31       $13.874       $17.166       $19.464       $16.736       $14.756       $11.469
Number of accumulation
 units outstanding at end
 of period                    2,717,004     3,054,662     3,034,488     2,450,338     2,224,467     3,760,076     2,876,728
ING VP GROWTH
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                          $8.916        $8.916(2)
Value at end of period            $6.04        $8.916
Number of accumulation
 units outstanding at end
 of period                        1,293         1,069
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                         $15.167       $20.994       $24.071       $18.005       $13.202       $12.787(2)
Value at end of period           $10.68       $15.167       $20.994       $24.071       $18.005       $13.202
Number of accumulation
 units outstanding at end
 of period                      138,901       142,510        99,761        53,957        25,778         1,880
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                         $17.869       $20.885       $23.273       $18.902       $14.500       $10.934       $10.000(2)
Value at end of period           $13.89       $17.869       $20.885       $23.273       $18.902       $14.500       $10.934
Number of accumulation
 units outstanding at end
 of period                      583,692       520,590       364,048       297,994       108,387        62,360         2,697
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                         $14.534       $14.870       $12.519       $10.913       $10.108(1)
Value at end of period           $12.66       $14.534       $14.870       $12.519       $10.913
Number of accumulation
 units outstanding at end
 of period                      265,296       156,767        67,543         2,500           564
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                         $10.696       $10.545        $9.694        $8.834        $9.366(2)
Value at end of period            $9.20       $10.696       $10.545        $9.694        $8.834
Number of accumulation
 units outstanding at end
 of period                      168,927        58,078        16,219        16,330         2,625
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                          $8.728       $11.576       $14,668        $9.785       $10.103(1)
Value at end of period            $6.34        $8.728       $11.576       $14.668        $9.785
Number of accumulation
 units outstanding at end
 of period                       30,253        25,722        10,160         4,750         1,247

------------------------------------------------------------------

                                2002          2001          2000          1999          1998          1997          1996
                                ----          ----          ----          ----          ----          ----          ----
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning of
 period                          $9.555        $9.555(2)
Value at end of period            $8.01        $9.555
Number of accumulation
 units outstanding at end
 of period                       21,576         3,903
ING VP MAGNACAP PORTFOLIO
Value at beginning of
 period                           $8.01(3)
Value at end of period            $6.84
Number of accumulation
 units outstanding at end
 of period                        1,975
ING VP MIDCAP
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                          $9.458        $9.458(2)
Value at end of period            $6.95        $9.458
Number of accumulation
 units outstanding at end
 of period                        1,685         1,007
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                         $12.666       $12.303       $11.675       $11.217       $10.738       $10.277       $10.000(1)
Value at end of period           $12.75       $12.666       $12.303       $11.675       $11.217       $10.738       $10.277
Number of accumulation
 units outstanding at end
 of period                      598,539       907,363       453,479       392,226       127,186       147,123        39,811
ING VP NATURAL RESOURCES TRUST
Value at beginning of
 period                         $10.614       $12.747       $10.871        $9.619       $12.082       $11.383       $10.000(1)
Value at end of period           $10.29       $10.614       $12.747       $10.871        $9.619       $12.082       $11.383
Number of accumulation
 units outstanding at end
 of period                       20,850        23,358        19,716        51,656        51,077        85,577         5,295
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                         $19.342       $18.777       $17.762       $13.704       $13.684       $13.119(3)
Value at end of period           $14.71       $19.342       $18.777       $17.762       $13.704       $13.684
Number of accumulation
 units outstanding at end
 of period                      154,146       133,977        75,787        54,303        44,944         2,124
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                          $8.958        $8.958(2)
Value at end of period            $5.00        $8.958
Number of accumulation
 units outstanding at end
 of period                        5,218         1,639
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning of
 period                         $13.623       $14.788       $14.867       $13.618       $12.980       $11.146       $10.000(1)
Value at end of period           $12.21       $13.623       $14.788       $14.867       $13.618       $12.980       $11.146
Number of accumulation
 units outstanding at end
 of period                       48,154        54,306        59,724        75,297       105,586       117,725         7,882
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning of
 period                         $13.745       $15.688       $15.944       $14.076       $13.624       $11.472       $10.000(1)
Value at end of period           $11.74       $13.745       $15.688       $15.944       $14.076       $13.624       $11.472
Number of accumulation
 units outstanding at end
 of period                       64,758        63,532        61,884        75,808        75,369       119,471        20,237
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning of
 period                         $13.954       $14.430       $13.899       $13.102       $12.369       $10.905       $10.000(1)
Value at end of period           $13.22       $13.954       $14.430       $13.899       $13.102       $12.369       $10.905
Number of accumulation
 units outstanding at end
 of period                       31,712        32,433        29,661        38,639        55,494        47,726            61
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                          $4.456        $5.840        $9.735(1)
Value at end of period            $2.59        $4.456        $5.840
Number of accumulation
 units outstanding at end
 of period                      180,750       126,033        55,835
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                         $18.651       $20.834       $19.085       $16.113       $13.290       $12.912(3)
Value at end of period           $13.68       $18.651       $20.834       $19.085       $16.113       $13.290
Number of accumulation
 units outstanding at end
 of period                      165,695       131,375        49,813        42,540        29,112           587
JANUS ASPEN
BALANCED PORTFOLIO
Value at beginning of
 period                         $20.505       $21.724       $22.431       $17.865       $13.431       $11.105       $10.000(1)
Value at end of period           $19.00       $20.505       $21.724       $22.431       $17.865       $13.431       $11.105
Number of accumulation
 units outstanding at end
 of period                      490,513       453,463       336,661       232,279        81,983        42,699         9,188
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                         $14.745       $13.817       $13.127       $13.043       $12.069       $10.902       $10.000(2)
Value at end of period           $16.14       $14.745       $13.817       $13.127       $13.043       $12.069       $10.902
Number of accumulation
 units outstanding at end
 of period                      168,750       111,627        58,110        69,212        36,740        29,665         1,402

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------------------------------------------------------------------

                                2002          2001          2000          1999          1998          1997          1996
                                ----          ----          ----          ----          ----          ----          ----
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                         $16.014       $21.481       $25.378       $17.794       $13.242       $10.891       $10.000(1)
Value at end of period           $11.66       $16.014       $21.481       $25.378       $17.794       $13.242       $10.891
Number of accumulation
 units outstanding at end
 of period                      434,427       421,489       341,721       187,296        53,448        92,666        39,841
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning of
 period                         $12.765       $21.284       $31.514       $14.114       $10.613        $9.510       $10.000(1)
Value at end of period            $9.11       $12.765       $21.284       $31.514       $14.114       $10.613        $9.510
Number of accumulation
 units outstanding at end
 of period                    1,127,432     1,103,526       910,896       638,670       375,663       416,100       125,232
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of
 period                         $18.367       $23.907       $28.619       $17.569       $13.757       $11.370       $10.000(1)
Value at end of period           $13.55       $18.367       $23.907       $28.619       $17.569       $13.757       $11.370
Number of accumulation
 units outstanding at end
 of period                      955,823       992,482       858,504       643,914       427,855       555,448       151,935
JANUS TWENTY FUND
Value at beginning of
 period                          $5.150        $7.345        $8.308(2)
Value at end of period            $3.88        $5.150        $7.345
Number of accumulation
 units outstanding at end
 of period                       62,242        63,185            74
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning of
 period                          $9.716        $9.716(2)
Value at end of period            $7.89        $9.716
Number of accumulation
 units outstanding at end
 of period                       61,901         3,165
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning of
 period                          $9.354        $9.354(2)
Value at end of period            $8.36        $9.354
Number of accumulation
 units outstanding at end
 of period                       41,715        10,694
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                         $14.294       $16.407       $15.760       $10.039       $10.182(3)
Value at end of period           $11.02       $14.294       $16.407       $15.760       $10.039
Number of accumulation
 units outstanding at end
 of period                      239,229       145,712        48,074           544           144
OPPENHEIMER
STRATEGIC BOND FUND/VA
Value at beginning of
 period                         $10.663       $10.268       $10.099        $9.915       $10.037(3)
Value at end of period           $11.35       $10.663       $10.268       $10.099        $9.915
Number of accumulation
 units outstanding at end
 of period                       39,346        23,417         5,541         1,106           614
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning of
 period                          $9.623        $9.623(2)
Value at end of period            $8.02        $9.623
Number of accumulation
 units outstanding at end
 of period                       14,376         3,340
PIONEER FUND VCT
PORTFOLIO
Value at beginning of
 period                          $9.433        $9.433(2)
Value at end of period            $7.57        $9.433
Number of accumulation
 units outstanding at end
 of period                        6,739           945
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning of
 period                          $9.974        $9.974(2)
Value at end of period            $8.77        $9.974
Number of accumulation
 units outstanding at end
 of period                       16,243           439

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during November 2002.
(2)  Funds were first received in this option during May 2002.
(3)  Funds were first received in this option during June 2002.
(4)  Funds were first received in this option during August 2002.
(5) Funds were first received in this option during September 2002. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during January 2001.
(2) Funds were first received in this option during December 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
(2)  Funds were first received in this option during November 2000.

------------------------------------------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during June 1999.
(2)  Funds were first received in this option during July 1999.
(3)  Funds were first received in this option during May 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during June 1998.
(3)  Funds were first received in this option during July 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
(2)  Funds were first received in this option during August 1997.
(3)  Funds were first received in this option during December 1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(2) The initial accumulation unit value was established during August 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XIV
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                 2002           2001           2000           1999          1998          1997          1996
                                 ----           ----           ----           ----          ----          ----          ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                           $9.230        $12.152        $13.777         $9.821(1)
Value at end of period             $6.91         $9.230        $12.152        $13.777
Number of accumulation
 units outstanding at end
 of period                       204,565        191,702        150,953         13,134
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                           $7.585         $9.928        $11.736         $9.939(1)
Value at end of period             $6.34         $7.585         $9.928        $11.736
Number of accumulation
 units outstanding at end
 of period                       866,972        860,279        549,569        160,745
AIM V.I. GROWTH FUND
Value at beginning of
 period                           $6.229         $9.517        $12.090         $9.382(1)
Value at end of period             $4.26         $6.229         $9.517        $12.090
Number of accumulation
 units outstanding at end
 of period                       254,494        244,744        147,926         32,099
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                           $8.431         $9.740        $11.526         $9.747(1)
Value at end of period             $5.82         $8.431         $9.740        $11.526
Number of accumulation
 units outstanding at end
 of period                       255,106        255,962         79,423         43,172
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                          $14.673        $15.927        $16.606        $14.945       $12.983      $12.982(1)
Value at end of period            $12.76        $14.673        $15.927        $16.606       $14.945      $12.983
Number of accumulation
 units outstanding at end
 of period                       322,872        297,805        171,211        178,990       108,344       25,620
FIDELITY-REGISTERED
TRADEMARK- VIP
CONTRAFUND-REGISTERED
TRADEMARK-PORTFOLIO
Value at beginning of
 period                          $17.564        $20.218        $21.868        $17.776       $13.814      $11.239       $10.000(1)
Value at end of period            $15.76        $17.564        $20.218        $21.868       $17.776      $13.814       $11.239
Number of accumulation
 units outstanding at end
 of period                     3,146,947      2,242,467      1,562,971      1,508,807     1,138,180      139,417        20,020
FIDELITY-REGISTERED
TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                          $16.120        $17.132        $15.960        $15.160       $13.718      $13.438(1)
Value at end of period            $13.25        $16.120        $17.132        $15.960       $15.160      $13.718
Number of accumulation
 units outstanding at end
 of period                     1,094,669        743,883        295,866        363,066       409,327       29,808
FIDELITY-REGISTERED
TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of
 period                          $17.099        $20.974        $23.797        $17.489       $12.663      $10.358       $10.000(1)
Value at end of period            $11.83        $17.099        $20.974        $23.797       $17.489      $12.663       $10.358
Number of accumulation
 units outstanding at end
 of period                     2,375,321      1,960,651      1,259,926      1,055,742       581,798       61,043            21
FIDELITY-REGISTERED
TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of
 period                          $11.600        $14.864        $18.559        $13.143       $11.774      $11.818(2)
Value at end of period             $9.16        $11.600        $14.864        $18.559       $13.143      $11.774
Number of accumulation
 units outstanding at end
 of period                        88,737         80,176         44,396         53,000        44,183        1,294
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning
 of period                        $11.53(1)
Value at end of period             $9.26
Number of accumulation
 units outstanding at end
 of period                       221,101
ING ALGER AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning
 of period                         $6.44(2)
Value at end of period             $5.03
Number of accumulation
 units outstanding at end
 of period                         1,006

------------------------------------------------------------------

                                 2002           2001           2000           1999          1998          1997          1996
                                 ----           ----           ----           ----          ----          ----          ----
ING ALGER GROWTH
PORTFOLIO
Value at beginning
 of period                         $6.42(3)
Value at end of period             $6.51
Number of accumulation
 units outstanding at end
 of period                           628
ING AMERICAN CENTURY
SMALL CAP VALUE PORTFOLIO
Value at beginning
 of period                        $10.12(4)
Value at end of period             $8.10
Number of accumulation
 units outstanding at end
 of period                        16,450
ING BARON SMALL CAP
GROWTH PORTFOLIO
Value at beginning
 of period                         $9.98(4)
Value at end of period             $8.70
Number of accumulation
 units outstanding at end
 of period                        24,110
ING DSI ENHANCED INDEX
PORTFOLIO
Value at beginning
 of period                         $6.51(5)
Value at end of period             $6.22
Number of accumulation
 units outstanding at end
 of period                           470
ING GOLDMAN
SACHS-REGISTERED TRADEMARK-
CAPITAL GROWTH PORTFOLIO
Value at beginning
 of period                         $9.66(2)
Value at end of period             $8.28
Number of accumulation
 units outstanding at end
 of period                         4,044
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of
 period                          $12.260        $16.948        $21.289        $13.574       $11.512      $11.367(3)
Value at end of period             $9.94        $12.260        $16.948        $21.289       $13.574      $11.512
Number of accumulation
 units outstanding at end
 of period                       977,301        997,077        843,398        868,603       715,389       80,978
ING JPMORGAN MID CAP
VALUE PORTFOLIO
Value at beginning
 of period                         $9.95(4)
Value at end of period             $9.18
Number of accumulation
 units outstanding at end
 of period                        19,851
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                          $16.024        $21.512        $23.045        $15.644       $12.467      $12.287(3)
Value at end of period            $11.08        $16.024        $21.512        $23.045       $15.644      $12.467
Number of accumulation
 units outstanding at end
 of period                     1,214,496      1,201,445        862,760        416,660       291,492       68,968
ING MFS GLOBAL GROWTH
PORTFOLIO
Value at beginning
 of period                         $9.56(2)
Value at end of period             $8.33
Number of accumulation
 units outstanding at end
 of period                         1,955
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                           $9.659        $12.332        $13.040        $10.619        $8.720       $8.890(3)
Value at end of period             $7.18         $9.659        $12.332        $13.040       $10.619       $8.720
Number of accumulation
 units outstanding at end
 of period                     1,046,671      1,231,653        886,127        854,700       741,693       55,616
ING OPCAP BALANCED VALUE
PORTFOLIO
Value at beginning
 of period                        $10.85(2)
Value at end of period             $9.66
Number of accumulation
 units outstanding at end
 of period                         6,240
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning
 of period                        $10.01(4)
Value at end of period            $10.73
Number of accumulation
 units outstanding at end
 of period                       190,942

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------------------------------------------------------------------

                                 2002           2001           2000           1999          1998          1997          1996
                                 ----           ----           ----           ----          ----          ----          ----
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of
 period                           $9.943        $13.429        $19.045        $12.750        $9.932      $10.054(3)
Value at end of period             $6.37         $9.943        $13.429        $19.045       $12.750       $9.932
Number of accumulation
 units outstanding at end
 of period                     2,780,749      2,960,170      2,470,780      2,526,497     2,223,125      180,890
ING SALOMON BROTHERS
FUNDAMENTAL VALUE
PORTFOLIO
Value at beginning
 of period                        $14.25(2)
Value at end of period            $11.93
Number of accumulation
 units outstanding at end
 of period                         2,734
ING SALOMON BROTHERS
INVESTORS VALUE PORTFOLIO
Value at beginning
 of period                        $12.64(4)
Value at end of period             $9.84
Number of accumulation
 units outstanding at end
 of period                        21,863
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                          $17.930        $20.172        $20.381        $16.829       $13.321      $13.052(3)
Value at end of period            $13.62        $17.930        $20.172        $20.381       $16.829      $13.321
Number of accumulation
 units outstanding at end
 of period                       976,385        853,648        537,292        666,142       767,053       65,906
ING UBS TACTICAL ASSET
ALLOCATION PORTFOLIO
Value at beginning
 of period                        $29.61(4)
Value at end of period            $23.65
Number of accumulation
 units outstanding at end
 of period                           106
ING VAN KAMPEN COMSTOCK
PORTFOLIO
Value at beginning
 of period                        $10.23(4)
Value at end of period             $8.32
Number of accumulation
 units outstanding at end
 of period                       301,752
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                          $16.067        $16.942        $17.208        $15.300       $13.215      $13.054(4)
Value at end of period            $14.27        $16.067        $16.942        $17.208       $15.300      $13.215
Number of accumulation
 units outstanding at end
 of period                     3,100,422      3,179,029      2,074,748      2,306,988     2,019,116       57,737
ING VP BOND PORTFOLIO
Value at beginning of
 period                          $13.844        $12.859        $11.846        $12.054       $11.258      $10.500       $10.000(1)
Value at end of period            $14.85        $13.844        $12.859        $11.846       $12.054      $11.258       $10.500
Number of accumulation
 units outstanding at end
 of period                     2,737,925      2,285,456      1,038,668      1,191,777       802,876       64,958           679
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of
 period                          $13.835        $17.127        $19.429        $16.713       $14.744      $11.465       $10.000(1)
Value at end of period            $10.27        $13.835        $17.127        $19.429       $16.713      $14.744       $11.465
Number of accumulation
 units outstanding at end
 of period                    12,235,332     13,342,021     10,368,984     12,501,599     9,871,041      362,675        13,125
ING VP GROWTH
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                         $6.37(3)
Value at end of period             $6.04
Number of accumulation
 units outstanding at end
 of period                           930
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                          $15.131        $20.955        $24.039        $17.989       $12.674(1)
Value at end of period            $10.64        $15.131        $20.955        $24.039       $17.989
Number of accumulation
 units outstanding at end
 of period                       922,870        946,969        755,686        550,970       194,081
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of
 period                          $17.822        $20.841        $23.235        $18.880       $14.491      $14.289(3)
Value at end of period            $13.85        $17.822        $20.841        $23.235       $18.880      $14.491
Number of accumulation
 units Outstanding at end
 of period                     3,570,363      2,957,522      1,994,038      1,544,113       648,540           29
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of
 period                          $14.508        $14.851        $12.508        $10.909        $7.996(2)
Value at end of period            $12.63        $14.508        $14.851        $12.508       $10.909
Number of accumulation
 units outstanding at end
 of period                     1,116,834        543,328        174,355         62,742        24,016
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of
 period                          $10.677        $10.531         $9.686         $8.831        $9.580(3)
Value at end of period             $9.17        $10.677        $10.531         $9.686        $8.831
Number of accumulation
 units outstanding at end
 of period                       541,390        180,346         70,028         63,842        27,047

------------------------------------------------------------------

                                 2002           2001           2000           1999          1998          1997          1996
                                 ----           ----           ----           ----          ----          ----          ----
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                           $8.712        $11.561        $14.656         $9.781       $10.061(4)
Value at end of period             $6.32         $8.712        $11.561        $14.656        $9.781
Number of accumulation
 units outstanding at end
 of period                       123,068        104,110         49,309         54,742        14,898
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning of
 period                           $9.553         $8.701(1)
Value at end of period             $8.00         $9.553
Number of accumulation
 units outstanding at end
 of period                       951,177        131,898
ING VP MAGNACAP PORTFOLIO
Value at beginning
 of period                         $7.78(6)
Value at end of period             $6.84
Number of accumulation
 units outstanding at end
 of period                         3,071
ING VP MIDCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                         $8.96(4)
Value at end of period             $6.94
Number of accumulation
 units outstanding at end
 of period                         3,829
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                          $12.630        $12.274        $11.654        $11.202       $10.729      $10.274       $10.000(1)
Value at end of period            $12.71        $12.630        $12.274        $11.654       $11.202      $10.729       $10.274
Number of accumulation
 units outstanding at end
 of period                     2,493,907      2,364,040      1,864,850      2,142,834     1,039,909       65,496         1,551
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                          $10.584        $12.717        $10.851         $9.606       $12.072      $13.838(1)
Value at end of period            $10.26        $10.584        $12.717        $10.851        $9.606      $12.072
Number of accumulation
 units outstanding at end
 of period                        82,891         87,225         79,617         87,038        75,695       12,963
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                          $19.296        $18.742        $17.737        $13.692       $14.234(5)
Value at end of period            $14.67        $19.296        $18.742        $17.737       $13.692
Number of accumulation
 units outstanding at end
 of period                       918,004        798,138        569,784        405,202       404,068
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                           $8.956         $8.622(2)
Value at end of period             $5.00         $8.956
Number of accumulation
 units outstanding at end
 of period                         7,498             51
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning of
 period                          $13.585        $14.754        $14.840        $13.600       $12.970      $12.945(5)
Value at end of period            $12.17        $13.585        $14.754        $14.840       $13.600      $12.970
Number of accumulation
 units outstanding at end
 of period                       213,471        195,525        135,911        122,393       168,964        2,786
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning of
 period                          $13.707        $15.652        $15.915        $14.057       $13.613      $11.468       $10.000(1)
Value at end of period            $11.70        $13.707        $15.652        $15.915       $14.057      $13.613       $11.468
Number of accumulation
 units outstanding at end
 of period                       476,634        489,144        409,441        412,579       520,438       14,463            13
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning of
 period                          $13.914        $14.397        $13.874        $13.084       $12.358      $12.242(6)
Value at end of period            $13.18        $13.914        $14.397        $13.874       $13.084      $12.358
Number of accumulation
 units outstanding at end
 of period                       274,079        280,328        188,329        197,881       190,406           64
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                           $4.453         $5.838         $9.995(1)
Value at end of period             $2.59         $4.453         $5.838
Number of accumulation
 units outstanding at end
 of period                     1,313,922        881,480        490,482
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of
 period                          $18.607        $20.795        $19.059        $16.099       $12.765(1)
Value at end of period            $13.64        $18.607        $20.795        $19.059       $16.099
Number of accumulation
 units outstanding at end
 of period                     1,923,928        840,710        129,862         94,639        98,683
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of
 period                          $20.447        $21.674        $22.390        $17.841       $13.420      $13.490(1)
Value at end of period            $18.94        $20.447        $21.674        $22.390       $17.841      $13.420
Number of accumulation
 units outstanding at end
 of period                     2,411,351      1,820,730      1,132,981        695,263       184,550        5,846

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------------------------------------------------------------------

                                 2002           2001           2000           1999          1998          1997          1996
                                 ----           ----           ----           ----          ----          ----          ----
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                          $14.703        $13.785        $13.104        $13.026       $12.059      $10.857(2)
Value at end of period            $16.08        $14.703        $13.785        $13.104       $13.026      $12.059
Number of accumulation
 units outstanding at end
 of period                       801,606        622,609        435,195        460,612       414,151       12,527
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                          $15.969        $21.431        $25.332        $17.770       $13.231      $10.929(2)
Value at end of period            $11.62        $15.969        $21.431        $25.332       $17.770      $13.231
Number of accumulation
 units outstanding at end
 of period                     1,201,855      1,110,536        714,656        535,269       220,151       17,098
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning of
 period                          $12.729        $21.235        $31.457        $14.096       $10.604       $9.507       $10.000(1)
Value at end of period             $9.08        $12.729        $21.235        $31.457       $14.096      $10.604        $9.507
Number of accumulation
 units outstanding at end
 of period                     3,607,318      3,633,557      2,444,196      1,788,826       997,760      106,350        17,055
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                          $18.315        $23.852        $28.567        $17.545       $13.746      $11.366       $10.000(1)
Value at end of period            $13.51        $18.315        $23.852        $28.567       $17.545      $13.746       $11.366
Number of accumulation
 units outstanding at end
 of period                     3,404,028      3,691,115      3,118,616      2,675,141     2,151,202      207,630        36,305
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning
 of period                         $9.88(7)
Value at end of period             $7.88
Number of accumulation
 units outstanding at end
 of period                       155,002
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning of
 period                           $9.352         $8.963(2)
Value at end of period             $8.35         $9.352
Number of accumulation
 units outstanding at end
 of period                       186,527             55
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                          $14.268        $16.385        $15.747        $10.036        $9.484(6)
Value at end of period            $11.00        $14.268        $16.385        $15.747       $10.036
Number of accumulation
 units outstanding at end
 of period                     1,484,486        784,685        125,077         20,246         5,395
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of
 period                          $10.643        $10.254        $10.091         $9.912        $9.991(4)
Value at end of period            $11.32        $10.643        $10.254        $10.091        $9.912
Number of accumulation
 units outstanding at end
 of period                        94,058         40,852         18,473         12,847         7,329
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning of
 period                           $9.621         $9.407(2)
Value at end of period             $8.02         $9.621
Number of accumulation
 units outstanding at end
 of period                        36,244             69
PIONEER FUND VCT
PORTFOLIO
Value at beginning
 of period                         $9.47(4)
Value at end of period             $7.56
Number of accumulation
 units outstanding at end
 of period                         3,683
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning
 of period                        $10.29(7)
Value at end of period             $8.77
Number of accumulation
 units outstanding at end
 of period                        19,361

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during April 2002.
(2)  Funds were first received in this option during June 2002.
(3)  Funds were first received in this option during August 2002.
(4)  Funds were first received in this option during May 2002.
(5)  Funds were first received in this option during December 2002.
(6)  Funds were first received in this option during July 2002.
(7)  Funds were first received in this option during March 2002.

------------------------------------------------------------------
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during September 2001.
(2)  Funds were first received in this option during November 2001.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during May 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during January 1998.
(2)  Funds were first received in this option during September 1998.
(3)  Funds were first received in this option during July 1998.
(4)  Funds were first received in this option during May 1998.
(5)  Funds were first received in this option during February 1998.
(6)  Funds were first received in this option during August 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during October 1997.
(2)  Funds were first received in this option during January 1997.
(3)  Funds were first received in this option during November 1997.
(4)  Funds were first received in this option during July 1997.
(5)  Funds were first received in this option during September 1997.
(6)  Funds were first received in this option during February 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE XV
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                         $9.217      $12.142      $13.772       $9.877(1)
Value at end of period           $6.90       $9.217      $12.142      $13.772
Number of accumulation
 units outstanding at end
 of period                      13,023        9,774        4,566          611
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                         $7.574       $9.920      $11.732       $9.842(2)
Value at end of period           $6.33       $7.574       $9.920      $11.732
Number of accumulation
 units outstanding at end
 of period                      71,918       63,881       31,267       10,546
AIM V.I. GROWTH FUND
Value at beginning of
 period                         $6.221       $9.509      $12.085       $9.632(1)
Value at the of period           $4.25       $6.221       $9.509      $12.085
Number of accumulation
 units outstanding at end
 of period                      26,228       18,978       15,027          957
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                         $8.420       $9.732      $11.522      $10.384(3)
Value at end of period           $5.81       $8.420       $9.732      $11.522
Number of accumulation
 units outstanding at end
 of period                      23,466       19,126        6,440        3,085
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                        $14.632      $15.890      $16.576      $14.926      $12.972      $12.278(1)
Value at end of period          $12.72      $14.632      $15.890      $16.576      $14.926      $12.972
Number of accumulation
 units outstanding at end
 of period                      27,892       25,366       36,607        8,581       25,822          766
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of
 period                        $17.515      $20.171      $21.828      $17.753      $13.802      $12.865(1)
Value at end of period          $15.71      $17.515      $20.171      $21.828      $17.753      $13.802
Number of accumulation
 units outstanding at end
 of period                     197,285      167,705      141,388       82,955       90,950        9,650
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                        $16.075      $17.092      $15.931      $15.140      $13.706      $11.435(2)
Value at end of period          $13.21      $16.075      $17.092      $15.931      $15.140      $13.706
Number of accumulation
 units outstanding at end
 of period                     129,243      109,946       60,783       62,832       81,062       34,010
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of
 period                        $17.051      $20.926      $23.754      $17.466      $12.653      $10.988(2)
Value at end of period          $11.79      $17.051      $20.926      $23.754      $17.466      $12.653
Number of accumulation
 units outstanding at end
 of period                     236,099      223,900      122,517       96,712       65,095       22,425
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of
 period                        $11.568      $14.830      $18.525      $13.126      $11.764      $10.798(2)
Value at end of period           $9.13      $11.568      $14.830      $18.525      $13.126      $11.764
Number of accumulation
 units outstanding at end
 of period                      11,310       10,958        7,533        7,698        9,113        3,858
FRANKLIN SMALL CAP VALUE
SECURITIES
Value at beginning
 of period                      $11.49(1)
Value at end of period           $9.25
Number of accumulation
 units outstanding at end
 of period                       4,858
ING ALGER AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning
 of period                       $5.29(2)
Value at end of period           $5.03
Number of accumulation
 units outstanding at end
 of period                           3
ING ALGER GROWTH
PORTFOLIO
Value at beginning
 of period                       $8.85(1)
Value at end of period           $6.51
Number of accumulation
 units outstanding at end
 of period                         401

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
ING AMERICAN CENTURY
SMALL CAP VALUE
Value at beginning
 of period                       $9.53(3)
Value at end of period           $8.09
Number of accumulation
 units outstanding at end
 of period                         558
ING BARON SMALL CAP
GROWTH PORTFOLIO
Value at beginning
 of period                       $8.63(2)
Value at end of period           $8.70
Number of accumulation
 units outstanding at end
 of period                         101
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of
 period                        $12.225      $16.908      $21.250      $13.556      $11.503      $11.358(3)
Value at end of period           $9.91      $12.225      $16.908      $21.250      $13.556      $11.503
Number of accumulation
 units outstanding at end
 of period                      67,366       60,065       48,766       21,942       29,581        8,780
ING JPMORGAN MID CAP
VALUE PORTFOLIO
Value at beginning
 of period                       $8.75(4)
Value at end of period           $9.18
Number of accumulation
 units outstanding at end
 of period                         531
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                        $15.979      $21.462      $23.003      $15.623      $12.457      $12.277(3)
Value at end of period          $11.04      $15.979      $21.462      $23.003      $15.623      $12.457
Number of accumulation
 units outstanding at end
 of period                      60,378       55,243       39,672       10,435       25,784        1,514
ING MFS GLOBAL GROWTH
PORTFOLIO
Value at beginning
 of period                       $8.43(2)
Value at end of period           $8.33
Number of accumulation
 units outstanding at end
 of period                           5
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                         $9.632      $12.304      $13.016      $10.605       $8.713       $8.883(3)
Value at end of period           $7.16       $9.632      $12.304      $13.016      $10.605       $8.713
Number of accumulation
 units outstanding at end
 of period                      52,565       53,074       70,123       22,552       40,974        1,465
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning
 of period                      $10.00(1)
Value at end of period          $10.73
Number of accumulation
 units outstanding at end
 of period                      10,892
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of
 period                         $9.915      $13.398      $19.011      $12.733       $9.923      $10.046(3)
Value at end of period           $6.35       $9.915      $13.398      $19.011      $12.733       $9.923
Number of accumulation
 units outstanding at end
 of period                     219,161      204,337      208,959      110,360      102,952       26,577
ING SALOMON BROTHERS
FUNDAMENTAL VALUE
PORTFOLIO
Value at beginning
 of period                      $15.44(1)
Value at end of period          $11.92
Number of accumulation
 units outstanding at end
 of period                          58
ING SALOMON BROTHER
INVESTORS VALUE PORTFOLIO
Value at beginning
 of period                      $10.94(4)
Value at end of period           $9.83
Number of accumulation
 units outstanding at end
 of period                         143
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                        $17.879      $20.125      $20.344      $16.806      $13.310      $13.042(3)
Value at end of period          $13.57      $17.879      $20.125      $20.344      $16.806      $13.310
Number of accumulation
 units outstanding at end
 of period                     108,908      103,379       84,136       61,161       51,412       18,429
ING UBS TACTICAL ASSET
ALLOCATION PORTFOLIO
Value at beginning
 of period                      $29.15(1)
Value at end of period          $23.64
Number of accumulation
 units outstanding at end
 of period                          83
ING VAN KAMPEN COMSTOCK
PORTFOLIO
Value at beginning
 of period                       $8.10(2)
Value at end of period           $8.32
Number of accumulation
 units outstanding at end
 of period                          29

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------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                        $16.021      $16.903      $17.177      $15.279      $13.204      $12.677(1)
Value at end of period          $14.22      $16.021      $16.903      $17.177      $15.279      $13.204
Number of accumulation
 units outstanding at end
 of period                     160,254      165,848      143,923      103,305       61,615        4,205
ING VP BOND PORTFOLIO
Value at beginning of
 period                        $13.805      $12.829      $11.824      $12.038      $11.249      $10.587(2)
Value at end of period          $14.80      $13.805      $12.829      $11.824      $12.038      $11.249
Number of accumulation
 units outstanding at end
 of period                     174,257      129,865       59,398       54,350       50,220       11,619
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                        $13.796      $17.087      $19.393      $16.691      $14.732      $12.312(2)
Value at end of period          $10.24      $13.796      $17.087      $19.393      $16.691      $14.732
Number of accumulation
 units outstanding at end
 of period                     481,869      525,252      499,790      341,405      326,490       44,425
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                        $15.095      $20.916      $24.006      $17.974      $13.192      $13.184(4)
Value at end of period          $10.61      $15.095      $20.916      $24.006      $17.974      $13.192
Number of accumulation
 units outstanding at end
 of period                      83,021       77,947       64,832       44,979       23,219           31
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                        $17.775      $20.796      $23.196      $18.859      $14.481      $14.043(1)
Value at end of period          $13.80      $17.775      $20.796      $23.196      $18.859      $14.481
Number of accumulation
 units Outstanding at end
 of period                     204,821      177,687      104,346       61,200       51,170        1,083
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                        $14.481      $14.831      $12.498      $10.906       $9.624(1)
Value at end of period          $12.60      $14.481      $14.831      $12.498      $10.906
Number of accumulation
 units outstanding at end
 of period                     111,150       69,171        9,532          460          168
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                        $10.657      $10.517       $9.677       $8.827       $9.530(1)
Value at end of period           $9.15      $10.657      $10.517       $9.677       $8.827
Number of accumulation
 units outstanding at end
 of period                      25,189        7,455        3,796        1,538          330
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                         $8.696      $11.545      $14.643       $9.778       $8.935(2)
Value at end of period           $6.31       $8.696      $11.545      $14.643       $9.778
Number of accumulation
 units outstanding at end
 of period                       4,455        3,614        4,130          417          182
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning
 of period                       $9.92(1)
Value at end of period           $8.00
Number of accumulation
 units outstanding at end
 of period                         176
ING VP MIDCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $8.83(1)
Value at end of period           $6.94
Number of accumulation
 units outstanding at end
 of period                         222
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                        $12.594      $12.246      $11.632      $11.187      $10.720      $10.322(2)
Value at end of period          $12.67      $12.594      $12.246      $11.632      $11.187      $10.720
Number of accumulation
 units outstanding at end
 of period                     184,653      134,427       57,153       47,453       43,461        1,863
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                        $10.554      $12.688      $10.831       $9.594      $12.062      $12.407(1)
Value at end of period          $10.22      $10.554      $12.688      $10.831       $9.594      $12.062
Number of accumulation
 units outstanding at end
 of period                       4,527        4,113        3,763        3,378        2,961          791
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                        $19.251      $18.707      $17.713      $13.680      $13.674      $12.485(1)
Value at end of period          $14.62      $19.251      $18.707      $17.713      $13.680      $13.674
Number of accumulation
 units outstanding at end
 of period                      42,680       28,140       10,887        6,350        5,235          125
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $7.19(1)
Value at end of period           $5.00
Number of accumulation
 units outstanding at end
 of period                       2,545
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning of
 period                        $13.547      $14.719      $14.813      $13.582      $12.959      $11.292(2)
Value at end of period          $12.13      $13.547      $14.719      $14.813      $13.582      $12.959
Number of accumulation
 units outstanding at end
 of period                      79,096       75,355       51,578       40,690       38,257       12,847

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning of
 period                        $13.668      $15.616      $15.886      $14.039      $13.602      $11.629(2)
Value at end of period          $11.66      $13.668      $15.616      $15.886      $14.039      $13.602
Number of accumulation
 units outstanding at end
 of period                      91,473       76,586       52,034       33,325       55,886       24,508
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning of
 period                        $13.875      $14.363      $13.848      $13.067      $12.348      $11.009(2)
Value at end of period          $13.13      $13.875      $14.363      $13.848      $13.067      $12.348
Number of accumulation
 units outstanding at end
 of period                      42,975       42,207       33,688       38,755       62,453        6,221
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $4.449       $5.836       $9.202(1)
Value at end of period           $2.58       $4.449       $5.836
Number of accumulation
 units outstanding at end
 of period                      28,069       17,209       12,023
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                        $18.563      $20.756      $19.033      $16.085      $13.281      $12.796(4)
Value at end of period          $13.60      $18.563      $20.756      $19.033      $16.085      $13.281
Number of accumulation
 units outstanding at end
 of period                      40,581       31,765       10,459        4,556        3,648           17
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                        $20.390      $21.623      $22.350      $17.818      $13.409      $11.587(2)
Value at end of period          $18.88      $20.390      $21.623      $22.350      $17.818      $13.409
Number of accumulation
 units outstanding at end
 of period                     191,001      160,979      105,285       78,372       37,434       14,527
JANUS ASPEN
FLEXIBLE INCOME PORTFOLIO
Value at beginning of
 period                        $14.662      $13.753      $13.080      $13.009      $12.049      $11.571(1)
Value at end of period          $16.03      $14.662      $13.753      $13.080      $13.009      $12.049
Number of accumulation
 units outstanding at end
 of period                      54,354       30,937       31,503       25,083       13,507          700
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                        $15.924      $21.382      $25.286      $17.747      $13.220      $13.078(1)
Value at end of period          $11.58      $15.924      $21.382      $25.286      $17.747      $13.220
Number of accumulation
 units outstanding at end
 of period                     131,642      116,083       85,882       49,883       45,804        7,726
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning of
 period                        $12.693      $21.186      $31.400      $14.077      $10.596       $8.894(2)
Value at end of period           $9.05      $12.693      $21.186      $31.400      $14.077      $10.596
Number of accumulation
 units outstanding at end
 of period                     284,062      252,869      210,616      157,088      114,249       38,785
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                        $18.263      $23.796      $28.515      $17.522      $13.735      $12.089(2)
Value at end of period          $13.46      $18.263      $23.796      $28.515      $17.522      $13.735
Number of accumulation
 units outstanding at end
 of period                     357,052      331,090      256,821      199,510      202,768       59,673
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning
 of period                       $8.94(3)
Value at end of period           $7.88
Number of accumulation
 units outstanding at end
 of period                       4,841
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning
 of period                       $9.73(1)
Value at end of period           $8.35
Number of accumulation
 units outstanding at end
 of period                         821
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                        $14.242      $16.363      $15.734      $10.032       $9.801(3)
Value at end of period          $10.97      $14.242      $16.363      $15.734      $10.032
Number of accumulation
 units outstanding at end
 of period                      38,962       28,237        8,495          494          180
OPPENHEIMER
STRATEGIC BOND FUND/VA
Value at beginning of
 period                        $10.624      $10.240      $10.082       $9.908       $9.582(4)
Value at end of period          $11.30      $10.624      $10.240      $10.082       $9.908
Number of accumulation
 units outstanding at end
 of period                       9,372        5,843        1,936          243            5
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning
 of period                       $9.68(1)
Value at end of period           $8.01
Number of accumulation
 units outstanding at end
 of period                       3,830

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------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning
 of period                      $10.44(1)
Value at end of period           $8.76
Number of accumulation
 units outstanding at end
 of period                         290

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during May 2002.
(2)  Funds were first received in this option during November 2002.
(3)  Funds were first received in this option during June 2002.
(4) Funds were first received in this option during July 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during May 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during May 1999.
(2)  Funds were first received in this option during June 1999.
(3) Funds were first received in this option during July 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during July 1998.
(2)  Funds were first received in this option during August 1998.
(3)  Funds were first received in this option during June 1998.
(4) Funds were first received in this option during October 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during July 1997.
(2)  Funds were first received in this option during February 1997.
(3)  Funds were first received in this option during November 1997.
(4)  Funds were first received in this option during August 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XVI
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                         $9.205      $12.132      $13.767      $10.778(1)
Value at end of period           $6.89       $9.205      $12.132      $13.767
Number of accumulation
 units outstanding at end
 of period                      17,764        9,957        1,965          251
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                         $7.564       $9.912      $11.728      $10.373(1)
Value at end of period           $6.32       $7.564       $9.912      $11.728
Number of accumulation
 units outstanding at end
 of period                      41,825       30,661       24,518          281
AIM V.I. GROWTH FUND
Value at beginning of
 period                         $6.213       $9.501      $12.081      $10.484(1)
Value at the of period           $4.24       $6.213       $9.501      $12.081
Number of accumulation
 units outstanding at end
 of period                      18,426       10,507        2,851           34
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                         $8.408       $9.724      $11.518      $10.159(1)
Value at end of period           $5.80       $8.408       $9.724      $11.518
Number of accumulation
 units outstanding at end
 of period                      23,334       25,349       14,060          500
AMERICAN
CENTURY-REGISTERED
TRADEMARK- INCOME &
GROWTH FUND
Value at beginning of
 period                        $27.255      $31.141(1)
Value at end of period          $21.67      $27.255
Number of accumulation
 units outstanding at end
 of period                       2,226        4,491
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                        $14.591      $15.853      $16.546      $14.906      $13.068(1)
Value at end of period          $12.68      $14.591      $15.853      $16.546      $14.906
Number of accumulation
 units outstanding at end
 of period                      46,212       37,568       15,619       10,085        1,048
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of
 period                        $17.466      $20.124      $21.789      $17.729      $13.791      $13.502(1)
Value at end of period          $15.66      $17.466      $20.124      $21.789      $17.729      $13.791
Number of accumulation
 units outstanding at end
 of period                     100,695       87,802       56,051       45,203        5,768          110
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                        $16.029      $17.053      $15.902      $15.120      $13.695      $13.343(1)
Value at end of period          $13.17      $16.029      $17.053      $15.902      $15.120      $13.695
Number of accumulation
 units outstanding at end
 of period                     114,751       91,020       31,932       39,294        4,490          589
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of
 period                        $17.003      $20.877      $23.710      $17.443      $12.643      $12.740(1)
Value at end of period          $11.75      $17.003      $20.877      $23.710      $17.443      $12.643
Number of accumulation
 units outstanding at end
 of period                     125,205      105,975       67,647       59,684       13,478          416
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of
 period                        $11.535      $14.795      $18.492      $13.108      $11.754      $11.651(2)
Value at end of period           $9.10      $11.535      $14.795      $18.492      $13.108      $11.754
Number of accumulation
 units outstanding at end
 of period                      14,368       11,538        8,320        9,933        1,860            5
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning
 of period                      $11.74(1)
Value at end of period           $9.24
Number of accumulation
 units outstanding at end
 of period                       7,939
ING ALGER AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning
 of period                       $5.24(2)
Value at end of period           $5.03
Number of accumulation
 units outstanding at end
 of period                           1
ING ALGER GROWTH
PORTFOLIO
Value at beginning
 of period                       $6.37(3)
Value at end of period           $6.51
Number of accumulation
 units outstanding at end
 of period                          23
ING AMERICAN CENTURY
SMALL CAP VALUE PORTFOLIO
Value at beginning
 of period                      $10.20(1)
Value at end of period           $8.09
Number of accumulation
 units outstanding at end
 of period                         663
ING BARON SMALL CAP
GROWTH PORTFOLIO
Value at beginning
 of period                       $8.85(4)
Value at end of period           $8.69
Number of accumulation
 units outstanding at end
 of period                         122

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
ING DSI ENHANCED INDEX
PORTFOLIO
Value at beginning
 of period                       $6.51(5)
Value at end of period           $6.21
Number of accumulation
 units outstanding at end
 of period                         100
ING GOLDMAN
SACHS-REGISTERED TRADEMARK-
CAPITAL GROWTH PORTFOLIO
Value at beginning
 of period                       $8.63(4)
Value at end of period           $8.28
Number of accumulation
 units outstanding at end
 of period                          16
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of
 period                        $12.191      $16.869      $21.211      $13.538      $11.633(1)
Value at end of period           $9.88      $12.191      $16.869      $21.211      $13.538
Number of accumulation
 units outstanding at end
 of period                      29,311       25,607       14,556        7,463        3,300
ING JPMORGAN MID CAP
VALUE PORTFOLIO
Value at beginning
 of period                       $9.50(6)
Value at end of period           $9.18
Number of accumulation
 units outstanding at end
 of period                         220
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                        $15.934      $21.412      $22.961      $15.602      $14.846(2)
Value at end of period          $11.01      $15.934      $21.412      $22.961      $15.602
Number of accumulation
 units outstanding at end
 of period                      38,125       32,216       12,813        3,853        1,488
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                         $9.605      $12.275      $12.993      $10.591      $10.008(3)
Value at end of period           $7.13       $9.605      $12.275      $12.993      $10.591
Number of accumulation
 units outstanding at end
 of period                      44,242       42,534       27,356       20,445          121
ING OPCAP BALANCED VALUE
PORTFOLIO
Value at beginning
 of period                       $9.07(5)
Value at end of period           $9.64
Number of accumulation
 units outstanding at end
 of period                           3
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning
 of period                      $10.15(3)
Value at end of period          $10.73
Number of accumulation
 units outstanding at end
 of period                       4,887
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of
 period                         $9.887      $13.367      $18.976      $12.716       $9.915      $10.039(1)
Value at end of period           $6.33       $9.887      $13.367      $18.976      $12.716       $9.915
Number of accumulation
 units outstanding at end
 of period                      72,342       68,031       44,716       34,563        6,017           16
ING SALOMON BROTHERS
FUNDAMENTAL VALUE
PORTFOLIO
Value at beginning
 of period                      $11.21(7)
Value at end of period          $11.92
Number of accumulation
 units outstanding at end
 of period                          46
ING SALOMON BROTHERS
INVESTORS VALUE PORTFOLIO
Value at beginning
 of period                       $9.92(2)
Value at end of period           $9.83
Number of accumulation
 units outstanding at end
 of period                           1
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                        $17.829      $20.079      $20.307      $16.784      $14.258(4)
Value at end of period          $13.53      $17.829      $20.079      $20.307      $16.784
Number of accumulation
 units outstanding at end
 of period                      48,566       44,138       25,973       23,320        2,769
ING UBS TACTICAL ASSET
ALLOCATION PORTFOLIO
Value at beginning
 of period                      $24.31(8)
Value at end of period          $23.62
Number of accumulation
 units outstanding at end
 of period                         237
ING VAN KAMPEN COMSTOCK
PORTFOLIO
Value at beginning
 of period                       $8.80(3)
Value at end of period           $8.32
Number of accumulation
 units outstanding at end
 of period                         132
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                        $15.976      $16.864      $17.146      $15.259      $13.194      $12.915(1)
Value at end of period          $14.17      $15.976      $16.864      $17.146      $15.259      $13.194
Number of accumulation
 units outstanding at end
 of period                      60,447       60,130       45,823       79,953       10,484          294
ING VP BOND PORTFOLIO
Value at beginning of
 period                        $13.766      $12.800      $11.803      $12.022      $11.240      $11.219(2)
Value at end of period          $14.75      $13.766      $12.800      $11.803      $12.022      $11.240
Number of accumulation
 units outstanding at end
 of period                      85,507       68,466       17,651       24,571        2,532            6
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                        $13.757      $17.047      $19.358      $16.669      $14.720      $14.520(1)
Value at end of period          $10.21      $13.757      $17.047      $19.358      $16.669      $14.720
Number of accumulation
 units outstanding at end
 of period                     283,693      294,162      221,198      143,472       33,836          570
ING VP GROWTH
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $6.30(5)
Value at end of period           $6.03
Number of accumulation
 units outstanding at end
 of period                         169

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                        $15.059      $20.878      $23.973      $17.958      $13.188      $13.325(1)
Value at end of period          $10.58      $15.059      $20.878      $23.973      $17.958      $13.188
Number of accumulation
 units outstanding at end
 of period                      24,310       18,105        9,211       14,643        1,761           37
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                        $17.728      $20.751      $23.158      $18.837      $14.472      $14.078(1)
Value at end of period          $13.76      $17.728      $20.751      $23.158      $18.837      $14.472
Number of accumulation
 units Outstanding at end
 of period                     135,043      112,980       76,997       65,999       10,488          215
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                        $14.454      $14.811      $12.487      $10.902       $9.772(5)
Value at end of period          $12.57      $14.454      $14.811      $12.487      $10.902
Number of accumulation
 units outstanding at end
 of period                      69,607       37,048        5,612        1,327            3
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                        $10.637      $10.503       $9.669       $8.476(2)
Value at end of period           $9.13      $10.637      $10.503       $9.669
Number of accumulation
 units outstanding at end
 of period                      24,800        8,426        1,063        1,596
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                         $8.680      $11.530      $14.631       $9.800(2)
Value at end of period           $6.29       $8.680      $11.530      $14.631
Number of accumulation
 units outstanding at end
 of period                       7,563        5,098        1,911          767
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning
 of period                      $10.20(1)
Value at end of period           $7.99
Number of accumulation
 units outstanding at end
 of period                       2,454
ING VP MAGNACAP PORTFOLIO
Value at beginning
 of period                       $6.42(3)
Value at end of period           $6.84
Number of accumulation
 units outstanding at end
 of period                          72
ING VP MIDCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $7.94(3)
Value at end of period           $6.93
Number of accumulation
 units outstanding at end
 of period                          40
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                        $12.559      $12.218      $11.611      $11.172      $10.711      $10.663(1)
Value at end of period          $12.62      $12.559      $12.218      $11.611      $11.172      $10.711
Number of accumulation
 units outstanding at end
 of period                     162,881      121,077       39,771       25,798        6,784          145
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                        $10.525      $12.659      $10.812       $9.581       $8.980(6)
Value at end of period          $10.19      $10.525      $12.659      $10.812       $9.581
Number of accumulation
 units outstanding at end
 of period                       2,324        2,203        1,087        1,354           31
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                        $19.205      $18.673      $17.689      $13.668      $13.669      $13.331(1)
Value at end of period          $14.58      $19.205      $18.673      $17.689      $13.668      $13.669
Number of accumulation
 units outstanding at end
 of period                      33,179       22,421        7,637        7,548        6,323          650
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $5.22(7)
Value at end of period           $4.99
Number of accumulation
 units outstanding at end
 of period                           9
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning of
 period                        $13.508      $14.685      $14.786      $13.564      $12.949      $12.904(1)
Value at end of period          $12.09      $13.508      $14.685      $14.786      $13.564      $12.949
Number of accumulation
 units outstanding at end
 of period                      58,967       57,924       47,415       51,462       14,611           14
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning of
 period                        $13.630      $15.580      $15.857      $14.020      $13.590      $13,275(1)
Value at end of period          $11.63      $13.630      $15.580      $15.857      $14.020      $13.590
Number of accumulation
 units outstanding at end
 of period                      46,766       44,706       28,871       29,411        9,573           42
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning of
 period                        $13.836      $14.330      $13.823      $13.050      $12.338      $12.223(3)
Value at end of period          $13.09      $13.836      $14.330      $13.823      $13.050      $12.338
Number of accumulation
 units outstanding at end
 of period                      28,653       30,464       23,916       23,031        3,369          851
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $4.445       $5.834       $9.939(1)
Value at end of period           $2.58       $4.445       $5.834
Number of accumulation
 units outstanding at end
 of period                      20,196       19,650       20,197
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                        $18.519      $20.718      $19.007      $16.071      $13.276      $12.952(1)
Value at end of period          $13.56      $18.519      $20.718      $19.007      $16.071      $13.276
Number of accumulation
 units outstanding at end
 of period                      20,408       12,380        1,299        1,480        1,219           46
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                        $20.332      $21.573      $22.309      $17.794      $13.398      $13.138(1)
Value at end of period          $18.81      $20.332      $21.573      $22.309      $17.794      $13.398
Number of accumulation
 units outstanding at end
 of period                      90,427       73,039       43,941       28,646        4,709          256
JANUS ASPEN
FLEXIBLE INCOME PORTFOLIO
Value at beginning of
 period                        $14.621      $13.722      $13.056      $12.992      $12.039      $11.872(1)
Value at end of period          $15.98      $14.621      $13.722      $13.056      $12.992      $12.039
Number of accumulation
 units outstanding at end
 of period                      57,349       39,215        5,815        7,040        2,780           12

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                        $15,879      $21.332      $25.240      $17.723      $13.209      $12.995(1)
Value at end of period          $11.54      $15,879      $21.332      $25.240      $17.723      $13.209
Number of accumulation
 units outstanding at end
 of period                      85,734       72,514       37,392       25,768        2,555          498
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning of
 period                        $12.657      $21.137      $31.343      $14.059      $10.587      $10.337(1)
Value at end of period           $9.02      $12.657      $21.137      $31.343      $14.059      $10.587
Number of accumulation
 units outstanding at end
 of period                     202,410      170,759       93,122       64,071        3,032          269
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                        $18.212      $23.741      $28.463      $17.499      $13.724      $13.565(1)
Value at end of period          $13.42      $18.212      $23.741      $28.463      $17.499      $13.724
Number of accumulation
 units outstanding at end
 of period                     164,665      151,241       90,052       65,151       14,918          971
JANUS TWENTY FUND
Value at beginning of
 period                         $5.140       $7.820(1)
Value at end of period           $3.86       $5.140
Number of accumulation
 units outstanding at end
 of period                      36,548       33,332
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning
 of period                       $9.56(1)
Value at end of period           $7.87
Number of accumulation
 units outstanding at end
 of period                       2,669
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning
 of period                       $9.81(1)
Value at end of period           $8.34
Number of accumulation
 units outstanding at end
 of period                       4,007
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                        $14.215      $16.341      $15.721      $10.029      $10.160(7)
Value at end of period          $10.95      $14.215      $16.341      $15.721      $10.029
Number of accumulation
 units outstanding at end
 of period                      42,009       19,088        2,579          966           27
OPPENHEIMER
STRATEGIC BOND FUND/VA
Value at beginning of
 period                        $10.604      $10.226      $10.074       $9.905       $9.720(8)
Value at end of period          $11.27      $10.604      $10.226      $10.074       $9.905
Number of accumulation
 units outstanding at end
 of period                       7,504        4,183          767          783           22
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning
 of period                       $9.24(6)
Value at end of period           $8.01
Number of accumulation
 units outstanding at end
 of period                       6,329
PIONEER FUND VCT
PORTFOLIO
Value at beginning
 of period                       $8.24(3)
Value at end of period           $7.55
Number of accumulation
 units outstanding at end
 of period                         344
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning
 of period                      $10.63(1)
Value at end of period           $8.75
Number of accumulation
 units outstanding at end
 of period                         655

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during May 2002.
(2)  Funds were first received in this option during November 2002.
(3)  Funds were first received in this option during July 2002.
(4)  Funds were first received in this option during September 2002.
(5)  Funds were first received in this option during August 2002.
(6)  Funds were first received in this option during June 2002.
(7)  Funds were first received in this option during October 2002.
(8) Funds were first received in this option during December 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1) Funds were first received in this option during January 2001. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during June 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during July 1999.
(2) Funds were first received in this option during February 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during January 1998.
(2)  Funds were first received in this option during April 1998.
(3)  Funds were first received in this option during May 1998.
(4)  Funds were first received in this option during February 1998.
(5)  Funds were first received in this option during December 1998.
(6)  Funds were first received in this option during August 1998.
(7)  Funds were first received in this option during July 1998.
(8)  Funds were first received in this option during September 1998.

------------------------------------------------------------------
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
(2)  Funds were first received in this option during December 1997.
(3)  Funds were first received in this option during January 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XVII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2002         2001         2000         1999         1998         1997         1996
                                ----         ----         ----         ----         ----         ----         ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                         $9.192      $12.121      $13.762       $9.693(1)
Value at end of period           $6.87       $9.192      $12.121      $13.762
Number of accumulation
 units outstanding at end
 of period                       3,373        2,162        1,957          518
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                         $7.554       $9.903      $11.724       $9.204(2)
Value at end of period           $6.30       $7.554       $9.903      $11.724
Number of accumulation
 units outstanding at end
 of period                      13,776       10,181        7,464          464
AIM V.I. GROWTH FUND
Value at beginning of
 period                         $6.204       $9.493      $12.077       $9.380(1)
Value at end of period           $4.23       $6.204       $9.493      $12.077
Number of accumulation
 units outstanding at end
 of period                       5,582        4,996        4,197        1,062
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                         $8.397       $9.715      $11.514       $9.747(1)
Value at end of period           $5.79       $8.397       $9.715      $11.514
Number of accumulation
 units outstanding at end
 of period                       9,443        7,328        3,149          115
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                        $14.550      $15.816      $16.515      $14.886      $12.951      $11.071(1)
Value at end of period          $12.64      $14.550      $15.816      $16.515      $14.886      $12.951
Number of accumulation
 units outstanding at end
 of period                       8,800        9,675       23,265       53,770       48,553       37,416
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of
 period                        $17.416      $20.078      $21.749      $17.706      $13.780      $11.228      $10.000(1)
Value at end of period          $15.61      $17.416      $20.078      $21.749      $17.706      $13.780      $11.228
Number of accumulation
 units outstanding at end
 of period                      58,609       50,343       57,857      112,281       85,591       56,042        4,169
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                        $15.984      $17.013      $15.873      $15.100      $13.684      $10.805      $10.000(1)
Value at end of period          $13.12      $15.984      $17.013      $15.873      $15.100      $13.684      $10.805
Number of accumulation
 units outstanding at end
 of period                      28,002       24,882       36,840       77,294       62,313       40,977        4,215
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of
 period                        $16.955      $20.829      $23.667      $17.420      $12.632      $10.348      $10.000(1)
Value at end of period          $11.71      $16.955      $20.829      $23.667      $17.420      $12.632      $10.348
Number of accumulation
 units outstanding at end
 of period                      59,388       54,245       80,859      107,839       70,232       43,953        4,472
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of
 period                        $11.502      $14.761      $18.458      $13.091      $11.745      $10.662(2)
Value at end of period           $9.06      $11.502      $14.761      $18.458      $13.091      $11.745
Number of accumulation
 units outstanding at end
 of period                       7,740        6,014        7,202       10,801        9,778        6,203
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning
 of period                      $11.50(1)
Value at end of period           $9.24
Number of accumulation
 units outstanding at end
 of period                       1,512
ING ALGER AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning
 of period                       $5.30(2)
Value at end of period           $5.02
Number of accumulation
 units outstanding at end
 of period                         116
ING AMERICAN CENTURY
SMALL CAP VALUE PORTFOLIO
Value at beginning
 of period                       $8.37(3)
Value at end of period           $8.09
Number of accumulation
 units outstanding at end
 of period                         163

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997         1996
                                ----         ----         ----         ----         ----         ----         ----
ING BARON SMALL CAP
GROWTH PORTFOLIO
Value at beginning
 of period                       $9.62(4)
Value at end of period           $8.69
Number of accumulation
 units outstanding at end
 of period                          35
ING DSI ENHANCED INDEX
PORTFOLIO
Value at beginning
 of period                       $6.26(2)
Value at end of period           $6.21
Number of accumulation
 units outstanding at end
 of period                         439
ING GOLDMAN
SACHS-REGISTERED
TRADEMARK- CAPITAL GROWTH
PORTFOLIO
Value at beginning
 of period                       $7.81(3)
Value at end of period           $8.27
Number of accumulation
 units outstanding at end
 of period                          43
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of
 period                        $12.156      $16.830      $21.173      $13.520      $11.484      $11.341(2)
Value at end of period           $9.84      $12.156      $16.830      $21.173      $13.520      $11.484
Number of accumulation
 units outstanding at end
 of period                      19,609       21,211       44,357       80,398       88,163       77,528
ING JPMORGAN MID CAP
VALUE PORTFOLIO
Value at beginning
 of period                       $8.83(5)
Value at end of period           $9.17
Number of accumulation
 units outstanding at end
 of period                          94
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                        $15.889      $21.363      $22.919      $15.582      $12.437      $12.258(2)
Value at end of period          $10.97      $15.889      $21.363      $22.919      $15.582      $12.437
Number of accumulation
 units outstanding at end
 of period                      30,277       28,373       51,927       77,458       75,920       79,382
ING MFS GLOBAL GROWTH
PORTFOLIO
Value at beginning
 of period                       $8.02(2)
Value at end of period           $8.32
Number of accumulation
 units outstanding at end
 of period                           4
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                         $9.578      $12.247      $12.969      $10.577       $8.698       $8.869(2)
Value at end of period           $7.11       $9.578      $12.247      $12.969      $10.577       $8.698
Number of accumulation
 units outstanding at end
 of period                      56,188       58,402       81,794      129,349      135,559      122,863
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning
 of period                      $10.06(1)
Value at end of period          $10.72
Number of accumulation
 units outstanding at end
 of period                       1,261
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of
 period                         $9.859      $13.336      $18.942      $12.699       $9.907      $10.031(2)
Value at end of period           $6.31       $9.859      $13.336      $18.942      $12.699       $9.907
Number of accumulation
 units outstanding at end
 of period                      82,668       83,543       98,119      200,163      196,772      165,668
ING SALOMON BROTHERS
FUNDAMENTAL VALUE
PORTFOLIO
Value at beginning
 of period                      $11.87(3)
Value at end of period          $11.91
Number of accumulation
 units outstanding at end
 of period                         183
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                        $17.779      $20.032      $20.270      $16.762      $13.288      $13.021(2)
Value at end of period          $13.48      $17.779      $20.032      $20.270      $16.762      $13.288
Number of accumulation
 units outstanding at end
 of period                      23,649       25,440       34,241       62,597       60,127       42,110
ING UBS TACTICAL ASSET
ALLOCATION PORTFOLIO
Value at beginning
 of period                      $26.66(4)
Value at end of period          $23.61
Number of accumulation
 units outstanding at end
 of period                           1
ING VAN KAMPEN COMSTOCK
PORTFOLIO
Value at beginning
 of period                       $7.15(2)
Value at end of period           $8.31
Number of accumulation
 units outstanding at end
 of period                         307
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                        $15.931      $16.825      $17.115      $15.239      $13.183      $11.130(1)
Value at end of period          $14.13      $15.931      $16.825      $17.115      $15.239      $13.183
Number of accumulation
 units outstanding at end
 of period                      70,353       72,759      165,556      224,431      275,681      250,060

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997         1996
                                ----         ----         ----         ----         ----         ----         ----
ING VP BOND PORTFOLIO
Value at beginning of
 period                        $13.727      $12.770      $11.781      $12.006      $11.231      $10.476(1)
Value at end of period          $14.70      $13.727      $12.770      $11.781      $12.006      $11.231
Number of accumulation
 units outstanding at end
 of period                      63,808       62,226       58,437       88,391      106,179       89,517
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                        $13.718      $17.008      $19.323      $16.647      $14.708      $11.805(1)
Value at end of period          $10.17      $13.718      $17.008      $19.323      $16.647      $14.708
Number of accumulation
 units outstanding at end
 of period                     257,254      284,048      329,934      514,328      581,226      508,938
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                        $15.024      $20.839      $23.940      $17.943      $13.183      $13.348(3)
Value at end of period          $10.55      $15.024      $20.839      $23.940      $17.943      $13.183
Number of accumulation
 units outstanding at end
 of period                      22,629       19,163       16,705       25,113       14,989          118
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                        $17.681      $20.707      $23.120      $18.815      $14.463      $11.663(1)
Value at end of period          $13.72      $17.681      $20.707      $23.120      $18.815      $14.463
Number of accumulation
 units outstanding at end
 of period                      47,238       42,375       39,703       49,777       26,210        5,517
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                        $14.427      $14.791      $12.477      $10.898       $9.105(1)
Value at end of period          $12.54      $14.427      $14.791      $12.477      $10.898
Number of accumulation
 units outstanding at end
 of period                      12,024        5,029        5,064          933           96
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                        $10.618      $10.489       $9.661       $8.821       $9.569(2)
Value at end of period           $9.11      $10.618      $10.489       $9.661       $8.821
Number of accumulation
 units outstanding at end
 of period                       8,843        3,338        1,569        3,035        1,234
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                         $8.664      $11.514      $14.618       $9.771       $9.763(1)
Value at end of period           $6.28       $8.664      $11.514      $14.618       $9.771
Number of accumulation
 units outstanding at end
 of period                       3,725        2,848          734          726          167
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning
 of period                       $9.24(4)
Value at end of period           $7.99
Number of accumulation
 units outstanding at end
 of period                       2,944
ING VP MAGNACAP PORTFOLIO
Value at beginning
 of period                       $7.12(3)
Value at end of period           $6.83
Number of accumulation
 units outstanding at end
 of period                           9
ING VP MIDCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $7.36(6)
Value at end of period           $6.93
Number of accumulation
 units outstanding at end
 of period                          58
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                        $12.524      $12.189      $11.590      $11.158      $10.702      $10.264      $10.000(1)
Value at end of period          $12.58      $12.524      $12.189      $11.590      $11.158      $10.702      $10.264
Number of accumulation
 units outstanding at end
 of period                      82,720       76,506       59,675       87,883       76,594       44,265        9,856
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                        $10.495      $12.629      $10.792       $9.568      $12.042      $11.865(1)
Value at end of period          $10.16      $10.495      $12.629      $10.792       $9.568      $12.042
Number of accumulation
 units outstanding at end
 of period                       3,016        3,015        5,137        8,711       12,059       12,454
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                        $19.160      $18.638      $17.665      $13.657      $13.664      $13.709(3)
Value at end of period          $14.54      $19.160      $18.638      $17.665      $13.657      $13.664
Number of accumulation
 units outstanding at end
 of period                      15,129       13,689       13,933       12,873        9,141          119
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $5.63(6)
Value at end of period           $4.99
Number of accumulation
 units outstanding at end
 of period                          81
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning of
 period                        $13.470      $14.651      $14.759      $13.546      $12.938      $11.182(1)
Value at end of period          $12.05      $13.470      $14.651      $14.759      $13.546      $12.938
Number of accumulation
 units outstanding at end
 of period                      13,409       13,896       14,300       34,308       24,882        7,129

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997         1996
                                ----         ----         ----         ----         ----         ----         ----
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning of
 period                        $13.591      $15.544      $15.828      $14.002      $13.579      $11.525(1)
Value at end of period          $11.59      $13.591      $15.544      $15.828      $14.002      $13.579
Number of accumulation
 units outstanding at end
 of period                      17,410       17,200       25,072       43,436       26,911        6,392
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning of
 period                        $13.797      $14.297      $13.798      $13.033      $12.328      $10.927(1)
Value at end of period          $13.05      $13.797      $14.297      $13.798      $13.033      $12.328
Number of accumulation
 units outstanding at end
 of period                       6,921       10,286       13,274       19,762       23,052       21,027
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $4.441       $5.832       $9.851(1)
Value at end of period           $2.58       $4.441       $5.832
Number of accumulation
 units outstanding at end
 of period                      13,750        8,802        3,756
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                        $18.476      $20.679      $18.982      $16.057      $13.271      $13.244(3)
Value at end of period          $13.52      $18.476      $20.679      $18.982      $16.057      $13.271
Number of accumulation
 units outstanding at end
 of period                      10,167        9,254        7,948        5,973        4,025           47
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                        $20.275      $21.523      $22.269      $17.771      $13.387      $11.090      $10.000(1)
Value at end of period          $18.75      $20.275      $21.523      $22.269      $17.771      $13.387      $11.090
Number of accumulation
 units outstanding at end
 of period                      44,165       69,826       75,248       71,007       36,442       15,461           13
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                        $14.579      $13.690      $13.032      $12.975      $12.029      $10.882(1)
Value at end of period          $15.92      $14.579      $13.690      $13.032      $12.975      $12.029
Number of accumulation
 units outstanding at end
 of period                      11,559       10,047        7,770       15,890        8,869        4,140
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                        $15.834      $21.283      $25.194      $17.700      $13.198      $11.138(1)
Value at end of period          $11.50      $15.834      $21.283      $25.194      $17.700      $13.198
Number of accumulation
 units outstanding at end
 of period                      30,013       32,482       42,066       56,211       39,188       22,179
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning of
 period                        $12.621      $21.088      $31.286      $14.040      $10.578       $9.498      $10.000(1)
Value at end of period           $8.99      $12.621      $21.088      $31.286      $14.040      $10.578       $9.498
Number of accumulation
 units outstanding at end
 of period                      76,205       77,962      111,951      150,087      103,123       77,340        4,932
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                        $18.161      $23.686      $28.411      $17.476      $13.712      $11.355      $10.000(1)
Value at end of period          $13.37      $18.161      $23.686      $28.411      $17.476      $13.712      $11.355
Number of accumulation
 units outstanding at end
 of period                      92,021       89,662      103,449      163,390      130,326       77,286            9
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning
 of period                       $9.36(1)
Value at end of period           $7.87
Number of accumulation
 units outstanding at end
 of period                         663
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning
 of period                       $8.82(6)
Value at end of period           $8.33
Number of accumulation
 units outstanding at end
 of period                         938
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of
 period                        $14.189      $16.319      $15.707      $10.025       $9.974(2)
Value at end of period          $10.92      $14.189      $16.319      $15.707      $10.025
Number of accumulation
 units outstanding at end
 of period                      17,052        8,601        6,903          775          295
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of
 period                        $10.584      $10.213      $10.065       $9.902      $10.052(2)
Value at end of period          $11.24      $10.584      $10.213      $10.065       $9.902
Number of accumulation
 units outstanding at end
 of period                       3,320        1,153          312        1,186          689
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning
 of period                       $8.37(7)
Value at end of period           $8.00
Number of accumulation
 units outstanding at end
 of period                         254
PIONEER FUND VCT
PORTFOLIO
Value at beginning
 of period                       $7.99(7)
Value at end of period           $7.54
Number of accumulation
 units outstanding at end
 of period                         389

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997         1996
                                ----         ----         ----         ----         ----         ----         ----
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning
 of period                       $9.63(4)
Value at end of period           $8.75
Number of accumulation
 units outstanding at end
 of period                       1,148

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during May 2002.
(2)  Funds were first received in this option during October 2002.
(3)  Funds were first received in this option during September 2002.
(4)  Funds were first received in this option during June 2002.
(5)  Funds were first received in this option during November 2002.
(6)  Funds were first received in this option during July 2002.
(7)  Funds were first received in this option during August 2002.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during May 1999.
(2)  Funds were first received in this option during August 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during August 1998.
(2)  Funds were first received in this option during July 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during January 1997.
(2)  Funds were first received in this option during November 1997.
(3)  Funds were first received in this option during September 1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XVIII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value a beginning of
 period                         $9.180      $12.111      $13.758      $10.195(1)
Value at end of period           $6.86       $9.180      $12.111      $13.758
Number of accumulation
 units outstanding at end
 of period                      15,354        6,231        1,368          218
AIM V.I. CORE EQUITY FUND
Value a beginning of
 period                         $7.544       $9.895      $11.720       $9.601(2)
Value at end of period           $6.29       $7.544       $9.895      $11.720
Number of accumulation
 units outstanding at end
 of period                      43,800       31,088       15,556          179
AIM V.I. GROWTH FUND
Value a beginning of
 period                         $6.196       $9.485      $12.073       $9.493(3)
Value at end of period           $4.23       $6.196       $9.485      $12.073
Number of accumulation
 units outstanding at end
 of period                      53,764       12,715        6,982          167
AIM V.I. PREMIER EQUITY
FUND
Value a beginning of
 period                         $8.386       $9.707      $11.510       $9.848(1)
Value at end of period           $5.78       $8.386       $9.707      $11.510
Number of accumulation
 units outstanding at end
 of period                      26,885        5,729        2,497          156
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of
 period                        $14.509      $15.780      $16.485      $14.867      $13.354(1)
Value at end of period          $12.59      $14.509      $15.780      $16.485      $14.867
Number of accumulation
 units outstanding at end
 of period                      12,326        2,958        8,799        6,433        2,926
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of
 period                        $17.367      $20.031      $21.710      $17.683      $13.768      $12.889(1)
Value at end of period          $15.56      $17.367      $20.031      $21.710      $17.683      $13.768
Number of accumulation
 units outstanding at end
 of period                      46,506       35,773       35,454       29,986       29,528           27
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                        $15.939      $16.974      $15.844      $15.080      $14.168(1)
Value at end of period          $13.08      $15.939      $16.974      $15.844      $15.080
Number of accumulation
 units outstanding at end
 of period                      50,747       31,625       30,503       21,440       13,584
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of
 period                        $16.907      $20.781      $23.624      $17.397      $13.438(1)
Value at end of period          $11.68      $16.907      $20.781      $23.624      $17.397
Number of accumulation
 units outstanding at end
 of period                     154,272       85,637       71,710       55,527       58,305
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of
 period                        $11.470      $14.727      $18.424      $13.074       $12.43(1)
Value at end of period           $9.03      $11.470      $14.727      $18.424      $13.074
Number of accumulation
 units outstanding at end
 of period                       4,490        2,349        3,777        2,471        5,797
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning of
 period                         $10.06(1)
Value at end of period           $9.23
Number of accumulation
 units outstanding at end
 of period                       1,437
ING ALGER AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of
 period                          $5.29(2)
Value at end of period           $5.02
Number of accumulation
 units outstanding at end
 of period                         692
ING AMERICAN CENTURY
SMALL CAP VALUE PORTFOLIO
Value at beginning of
 period                          $8.97(3)
Value at end of period           $8.08
Number of accumulation
 units outstanding at end
 of period                         539
ING BARON SMALL CAP
GROWTH PORTFOLIO
Value at beginning of
 period                          $8.62(4)
Value at end of period           $8.69
Number of accumulation
 units outstanding at end
 of period                         227
ING DSI ENHANCED INDEX
PORTFOLIO
Value at beginning of
 period                          $6.53(2)
Value at end of period           $6.21
Number of accumulation
 units outstanding at end
 of period                          64

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
ING GOLDMAN
SACHS-REGISTERED
TRADEMARK- CAPITAL GROWTH
PORTFOLIO
Value at beginning of
 period                          $8.45(2)
Value at end of period           $8.27
Number of accumulation
 units outstanding at end
 of period                         197
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of
 period                        $12.122      $16.791      $21.134      $13.502      $12.274(1)
Value at end of period           $9.81      $12.122      $16.791      $21.134      $13.502
Number of accumulation
 units outstanding at end
 of period                      19,441       13,728       19,314       15,623       13,604
ING JPMORGAN MID CAP
VALUE PORTFOLIO
Value at beginning of
 period                          $9.77(5)
Value at end of period           $9.17
Number of accumulation
 units outstanding at end
 of period                         534
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                        $15.845      $21.313      $22.878      $15.561      $13.387(1)
Value at end of period          $10.93      $15.845      $21.313      $22.878      $15.561
Number of accumulation
 units outstanding at end
 of period                      31,332       23,150       21,154       19,495       19,782
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                         $9.551      $12.218      $12.945      $10.563       $9.310(1)
Value at end of period           $7.09       $9.551      $12.218      $12.945      $10.563
Number of accumulation
 units outstanding at end
 of period                      48,567       39,153       34,058       33,672       49,879
ING OPCAP BALANCED VALUE
PORTFOLIO
Value at beginning of
 period                          $9.30(2)
Value at end of period           $9.63
Number of accumulation
 units outstanding at end
 of period                          50
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning of
 period                         $10.20(5)
Value at end of period          $10.72
Number of accumulation
 units outstanding at end
 of period                       3,470
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of
 period                         $9.832      $13.305      $18.907      $12.683      $11.093(1)
Value at end of period           $6.28       $9.832      $13.305      $18.907      $12.683
Number of accumulation
 units outstanding at end
 of period                     111,123       80,837       76,968       69,822       88,261
ING SALOMON BROTHERS
INVESTORS VALUE PORTFOLIO
Value at beginning of
 period                         $10.14(6)
Value at end of period           $9.82
Number of accumulation
 units outstanding at end
 of period                          80
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                        $17.729      $19.986      $20.233      $16.740      $14.232(1)
Value at end of period          $13.44      $17.729      $19.986      $20.233      $16.740
Number of accumulation
 units outstanding at end
 of period                      35,368       24,564       21,355       24,522       45,971
ING UBS TACTICAL ASSET
ALLOCATION PORTFOLIO
Value at beginning of
 period                         $24.36(2)
Value at end of period          $23.60
Number of accumulation
 units outstanding at end
 of period                         100
ING VAN KAMPEN COMSTOCK
PORTFOLIO
Value at beginning of
 period                          $7.77(3)
Value at end of period           $8.31
Number of accumulation
 units outstanding at end
 of period                         980
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                        $15.886      $16.786      $17.083      $15.219      $13.676(1)
Value at end of period          $14.08      $15.886      $16.786      $17.083      $15.219
Number of accumulation
 units outstanding at end
 of period                      87,711       63,931       48,482       33,948       33,673
ING VP BOND PORTFOLIO
Value at beginning of
 period                        $13.688      $12.740      $11.760      $11.990      $11.283(1)
Value at end of period          $14.65      $13.688      $12.740      $11.760      $11.990
Number of accumulation
 units outstanding at end
 of period                      61,947       50,804       28,921       26,798       23,608
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                        $13.680      $16.969      $19.288      $16.625      $14.696      $13.746(2)
Value at end of period          $10.14      $13.680      $16.969      $19.288      $16.625      $14.696
Number of accumulation
 units outstanding at end
 of period                     233,063      209,141      197,617      192,381      224,761           25
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                        $14.988      $20.800      $23.908      $17.927      $14.173(1)
Value at end of period          $10.52      $14.988      $20.800      $23.908      $17.927
Number of accumulation
 units outstanding at end
 of period                      25,186       13,386       11,753        7,995        7,333
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                        $17.634      $20.663      $23.082      $18.794      $14.453      $13.642(2)
Value at end of period          $13.67      $17.634      $20.663      $23.082      $18.794      $14.453
Number of accumulation
 units outstanding at end
 of period                      55,586       31,871       35,906       32,936       28,911           24
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                        $14.401      $14.771      $12.466      $10.894       $9.662(2)
Value at end of period          $12.51      $14.401      $14.771      $12.466      $10.894
Number of accumulation
 units outstanding at end
 of period                      33,260        7,819        2,937        1,115          452

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                        $10.598      $10.475       $9.653       $8.818       $9.244(2)
Value at end of period           $9.09      $10.598      $10.475       $9.653       $8.818
Number of accumulation
 units outstanding at end
 of period                       8,360        3,371        2,253        1,733          989
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                         $8.648      $11.499      $14.606       $9.768       $9.973(2)
Value at end of period           $6.27       $8.648      $11.499      $14.606       $9.768
Number of accumulation
 units outstanding at end
 of period                       4,120        1,171        1,244          354          123
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning of
 period                         $10.15(7)
Value at end of period           $7.98
Number of accumulation
 units outstanding at end
 of period                         102
ING VP MAGNACAP PORTFOLIO
Value at beginning of
 period                          $7.19(2)
Value at end of period           $6.83
Number of accumulation
 units outstanding at end
 of period                          50
ING VP MIDCAP
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                          $7.26(4)
Value at end of period               0
Number of accumulation
 units outstanding at end
 of period                           0
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                        $12.488      $12.161      $11.569      $11.143      $10.761(1)
Value at end of period          $12.54      $12.488      $12.161      $11.569      $11.143
Number of accumulation
 units outstanding at end
 of period                      92,376       51,519       45,352       40,450       15,147
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                        $10.465      $12.600      $10.772       $9.556      $11.980(2)
Value at end of period          $10.12      $10.465      $12.600      $10.772       $9.556
Number of accumulation
 units outstanding at end
 of period                       3,184        4,777        2,780        2,437        2,826
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                        $19.115      $18.603      $17.641      $13.645      $14.380(1)
Value at end of period          $14.50      $19.115      $18.603      $17.641      $13.645
Number of accumulation
 units outstanding at end
 of period                      26,984       15,471       13,068       18,254       24,930
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                          $7.92(1)
Value at end of period           $4.99
Number of accumulation
 units outstanding at end
 of period                         840
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning of
 period                        $13.432      $14.617      $14.732      $13.528      $12.915(3)
Value at end of period          $12.01      $13.432      $14.617      $14.732      $13.528
Number of accumulation
 units outstanding at end
 of period                     338,865      352,350      371,913      436,389      499,874
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning of
 period                        $13.553      $15.508      $15.799      $13.983      $13.587(3)
Value at end of period          $11.55      $13.553      $15.508      $15.799      $13.983
Number of accumulation
 units outstanding at end
 of period                      44,482       39,012       39,098       47,132       90,247
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning of
 period                        $13.758      $14.264      $13.773      $13.015      $12.606(1)
Value at end of period          $13.00      $13.758      $14.264      $13.773      $13.015
Number of accumulation
 units outstanding at end
 of period                      20,360       17,388       17,253       27,715       61,973
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $4.437       $5.830      $10.021(1)
Value at end of period           $2.57       $4.437       $5.830
Number of accumulation
 units outstanding at end
 of period                      89,207       16,961        7,852
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                        $18.432      $20.641      $18.956      $16.044      $14.033(1)
Value at end of period          $13.48      $18.432      $20.641      $18.956      $16.044
Number of accumulation
 units outstanding at end
 of period                      24,869       14,691        7,678       12,127       12,115
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                        $20.218      $21.474      $22.228      $17.747      $14.246(1)
Value at end of period          $18.69      $20.218      $21.474      $22.228      $17.747
Number of accumulation
 units outstanding at end
 of period                      72,160       44,270       32,903       22,044       21,105
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                        $14.538      $13.658      $13.008      $12.958      $12.212(1)
Value at end of period          $15.87      $14.538      $13.658      $13.008      $12.958
Number of accumulation
 units outstanding at end
 of period                      26,637       14,538        9,742        6,648       13,990
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                        $15.789      $21.234      $25.148      $17.677      $14.218(1)
Value at end of period          $11.47      $15.789      $21.234      $25.148      $17.677
Number of accumulation
 units outstanding at end
 of period                      66,646       49,170       46,995       32,113       19,754
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning of
 period                        $12.586      $21.039      $31.229      $14.022      $10.956(1)
Value at end of period           $8.96      $12.586      $21.039      $31.229      $14.022
Number of accumulation
 units outstanding at end
 of period                     156,101      103,448       85,842       67,583       43,050

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                        $18.109      $23.632      $28.360      $17.453      $13.701      $13.856(1)
Value at end of period          $13.33      $18.109      $23.632      $28.360      $17.453      $13.701
Number of accumulation
 units outstanding at end
 of period                     104,749       79,146       64,986       50,750       46,824           27
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning of
 period                          $9.92(8)
Value at end of period           $7.86
Number of accumulation
 units outstanding at end
 of period                       2,572
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning of
 period                          $8.14(3)
Value at end of period           $8.33
Number of accumulation
 units outstanding at end
 of period                       1,427
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                        $14.163      $16.297      $15.694       $9.897(4)
Value at end of period          $10.90      $14.163      $16.297      $15.694
Number of accumulation
 units outstanding at end
 of period                      29,112        7,919        3,943          132
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of
 period                        $10.565      $10.199      $10.057       $9.898       $9.905(4)
Value at end of period          $11.22      $10.565      $10.199      $10.057       $9.898
Number of accumulation
 units outstanding at end
 of period                       2,801        1,929          334           89           57
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning of
 period                          $7.62(3)
Value at end of period           $7.99
Number of accumulation
 units outstanding at end
 of period                         387
PIONEER FUND VCT
PORTFOLIO
Value at beginning of
 period                          $9.26(7)
Value at end of period           $7.54
Number of accumulation
 units outstanding at end
 of period                         224
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning of
 period                          $9.88(1)
Value at end of period           $8.74
Number of accumulation
 units outstanding at end
 of period                         874

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during February 2002.
(2)  Funds were first received in this option during August 2002.
(3)  Funds were first received in this option during July 2002.
(4)  Funds were first received in this option during October 2002.
(5)  Funds were first received in this option during June 2002.
(6)  Funds were first received in this option during December 2002.
(7)  Funds were first received in this option during May 2002.
(8) Funds were first received in this option during March 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during June 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during September 1999.
(2)  Funds were first received in this option during June 1999.
(3)  Funds were first received in this option during August 1999.
(4) Funds were first received in this option during February 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during February 1998.
(2)  Funds were first received in this option during June 1998.
(3)  Funds were first received in this option during January 1998.
(4) Funds were first received in this option during December 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during June 1997.
(2)  Funds were first received in this option during July 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XIX
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                          2002         2001         2000
                                          ----         ----         ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period              $9.143      $12.081      $14.449(1)
Value at end of period                     $6.82       $9.143      $12.081
Number of accumulation units
 outstanding at end of period              1,290        1,035           91
AIM V.I. CORE EQUITY FUND
Value at beginning of period              $7.513       $9.870      $11.204(1)
Value at end of period                     $6.26       $7.513       $9.870
Number of accumulation units
 outstanding at end of period              1,872        1,187           32
AIM V.I. GROWTH FUND
Value at beginning of period              $6.171       $9.461      $12.477(1)
Value at end of period                     $4.20       $6.171       $9.461
Number of accumulation units
 outstanding at end of period              1,753        1,346           67
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period              $8.352       $9.683      $11.307(1)
Value at end of period                     $5.75       $8.352       $9.683
Number of accumulation units
 outstanding at end of period              6,783        5,423          165
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period             $14.386      $15.670      $15.730(1)
Value at end of period                    $12.47      $14.386      $15.670
Number of accumulation units
 outstanding at end of period              1,649        1,719          170
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period             $17.221      $19.892      $20.986(1)
Value at end of period                    $15.40      $17.221      $19.892
Number of accumulation units
 outstanding at end of period                161          200          110
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period             $15.805      $16.856      $13.910(1)
Value at end of period                    $12.95      $15.805      $16.856
Number of accumulation units
 outstanding at end of period              1,835        1,669           79
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO
Value at beginning of period             $16.765      $20.637      $23.491(1)
Value at end of period                    $11.56      $16.765      $20.637
Number of accumulation units
 outstanding at end of period              1,966        2,316          569
FIDELITY-REGISTERED TRADEMARK- VIP
OVERSEAS PORTFOLIO
Value at beginning of period             $11.373      $14.625      $17.843(1)
Value at end of period                     $8.95      $11.373      $14.625
Number of accumulation units
 outstanding at end of period                226          121           14
ING BARON SMALL CAP GROWTH
PORTFOLIO
Value at beginning of period               $8.89(1)
Value at end of period                     $8.68
Number of accumulation units
 outstanding at end of period                  1
ING DSI ENHANCED INDEX PORTFOLIO
Value at beginning of period               $6.27(2)
Value at end of period                     $6.20
Number of accumulation units
 outstanding at end of period                 15
ING JPMORGAN FLEMING INTERNATIONAL
PORTFOLIO
Value at beginning of period             $12.020      $15.807(1)
Value at end of period                     $9.71      $12.020
Number of accumulation units
 outstanding at end of period                341          224
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period             $15.711      $21.165      $24.002(1)
Value at end of period                    $10.82      $15.711      $21.165
Number of accumulation units
 outstanding at end of period                889          597           32
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period              $9.470      $12.133      $12.502(1)
Value at end of period                     $7.02       $9.470      $12.133
Number of accumulation units
 outstanding at end of period                341          248           49
ING SALOMON BROTHERS AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period              $9.749      $13.213      $17.600(2)
Value at end of period                         0       $9.749      $13.213
Number of accumulation units
 outstanding at end of period                  0          296          199
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period             $17.579      $19.847      $19.539(1)
Value at end of period                    $13.30      $17.579      $19.847
Number of accumulation units
 outstanding at end of period                374          347           88
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period             $15.752      $16.670      $16.663(1)
Value at end of period                    $13.94      $15.752      $16.670
Number of accumulation units
 outstanding at end of period                519          531           74

------------------------------------------------------------------

                                          2002         2001         2000
                                          ----         ----         ----
ING VP BOND PORTFOLIO
Value at beginning of period             $13.573      $12.652      $11.769(1)
Value at end of period                    $14.51      $13.573      $12.652
Number of accumulation units
 outstanding at end of period                436          480           58
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period             $13.565      $16.851      $18.079(1)
Value at end of period                    $10.04      $13.565      $16.851
Number of accumulation units
 outstanding at end of period                417          262           66
ING VP GROWTH PORTFOLIO
Value at beginning of period             $14.882      $20.684      $23.242(1)
Value at end of period                    $10.43      $14.882      $20.684
Number of accumulation units
 outstanding at end of period                857          789          194
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period             $17.494      $20.530      $21.210(1)
Value at end of period                    $13.54      $17.494      $20.530
Number of accumulation units
 outstanding at end of period                880          593          167
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period             $14.321      $14.712      $12.420(1)
Value at end of period                    $12.42      $14.321      $14.712
Number of accumulation units
 outstanding at end of period                895        1,324          101
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period             $10.540      $10.433       $9.777(1)
Value at end of period                     $9.02      $10.540      $10.433
Number of accumulation units
 outstanding at end of period                583          228           15
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period                          $11.453      $15.783(1)
Value at end of period                                 $8.150      $11.453
Number of accumulation units
 outstanding at end of period                               0            7
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period             $12.383      $12.077      $11.577(1)
Value at end of period                    $12.42      $12.383      $12.077
Number of accumulation units
 outstanding at end of period              5,344        5,210           47
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period             $18.979      $18.499      $22.460(1)
Value at end of period                    $14.38      $18.979      $18.499
Number of accumulation units
 outstanding at end of period                  3          372          132
ING VP STRATEGIC ALLOCATION
BALANCED PORTFOLIO
Value at beginning of period                          $14.516      $14.793(1)
Value at end of period                                $14.082      $14.516
Number of accumulation units
 outstanding at end of period                               0            4
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period             $13.439      $15.400      $16.103(1)
Value at end of period                    $11.43      $13.439      $15.400
Number of accumulation units
 outstanding at end of period                  9            9           13
ING VP STRATEGIC ALLOCATION INCOME
PORTFOLIO
Value at beginning of period             $13.642      $13.694(2)
Value at end of period                    $12.87      $13.642
Number of accumulation units
 outstanding at end of period                  3            3
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period              $4.426       $5.893(1)
Value at end of period                     $2.56       $4.426
Number of accumulation units
 outstanding at end of period              1,865          765
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period             $18.302      $20.526      $17.510(1)
Value at end of period                    $13.37      $18.302      $20.526
Number of accumulation units
 outstanding at end of period                139          165           28
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period             $20.048      $21.325      $21.906(1)
Value at end of period                    $18.50      $20.048      $21.325
Number of accumulation units
 outstanding at end of period              1,036        1,251          374
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period             $14.416      $13.563      $13.025(1)
Value at end of period                    $15.71      $14.416      $13.563
Number of accumulation units
 outstanding at end of period              1,440        1,068           90
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period             $15.656      $21.086      $24.785(1)
Value at end of period                    $11.35      $15.656      $21.086
Number of accumulation units
 outstanding at end of period              1,244        1,405          385
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Value at beginning of period             $12.479      $20.893      $30.334(2)
Value at end of period                     $8.87      $12.479      $20.893
Number of accumulation units
 outstanding at end of period              3,786        5,094        1,476
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period             $17.957      $23.468      $27.255(2)
Value at end of period                    $13.20      $17.957      $23.468
Number of accumulation units
 outstanding at end of period              3,090        3,171          503

------------------------------------------------------------------

                                          2002         2001         2000
                                          ----         ----         ----
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period             $14.085      $16.231      $15.714(2)
Value at end of period                    $10.82      $14.085      $16.231
Number of accumulation units
 outstanding at end of period                902        1,170          106
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period             $10.507      $10.562(3)
Value at end of period                    $11.14      $10.507
Number of accumulation units
 outstanding at end of period                101           32

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during November 2002.
(2) Funds were first received in this option during October 2002. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during February 2001.
(2)  Funds were first received in this option during April 2001.
(3) Funds were first received in this option during March 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during February 2000.
(2)  Funds were first received in this option during January 2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE XX
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
         ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                         $9.168      $12.101      $13.753      $12.638(1)
Value at end of period           $6.85       $9.168      $12.101      $13.753
Number of accumulation
 units outstanding at end
 of period                      15,396        8,718        4,931           17
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                         $7.534       $9.887      $11.716       $9.470(2)
Value at end of period           $6.28       $7.534       $9.887      $11.716
Number of accumulation
 units outstanding at end
 of period                      29,057       19,324        7,623           22
AIM V.I. GROWTH FUND
Value at beginning of
 period                         $6.188       $9.477      $12.069       $9.783(2)
Value at end of period           $4.22       $6.188       $9.477      $12.069
Number of accumulation
 units outstanding at end
 of period                      26,595       16,456        7,192           23
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                         $8.375       $9.699      $10.796(1)
Value at end of period           $5.77       $8.375       $9.699
Number of accumulation
 units outstanding at end
 of period                      27,360       23,859       16,464
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                        $14.468      $15.743      $16.455      $14.847      $12.930      $12.790(1)
Value at end of period          $12.55      $14.468      $15.743      $16.455      $14.847      $12.930
Number of accumulation
 units outstanding at end
 of period                       8,571        3,686          999          270           51            6
FIDELITY-REGISTERED
TRADEMARK- VIP
CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of
 period                        $17.319      $19.985      $21.670      $17.659      $13.757      $11.902(2)
Value at end of period          $15.50      $17.319      $19.985      $21.670      $17.659      $13.757
Number of accumulation
 units outstanding at end
 of period                      41,896       27,983       18,640       13,062       11,737          390
FIDELITY-REGISTERED
TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                        $15.894      $16.935      $15.815      $15.061      $13.661      $13.299(1)
Value at end of period          $13.04      $15.894      $16.935      $15.815      $15.061      $13.661
Number of accumulation
 units outstanding at end
 of period                      45,787       25,563       15,146       11,533        8,741            6
FIDELITY-REGISTERED
TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of
 period                        $16.860      $20.733      $23.581      $17.374      $12.612      $11.704(3)
Value at end of period          $11.64      $16.860      $20.733      $23.581      $17.374      $12.612
Number of accumulation
 units outstanding at end
 of period                      69,331       47,070       33,790       23,472        9,906          214
FIDELITY-REGISTERED
TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of
 period                        $11.438      $14.693      $18.391      $13.056      $11.726      $12.512(4)
Value at end of period           $9.00      $11.438      $14.693      $18.391      $13.056      $11.726
Number of accumulation
 units outstanding at end
 of period                      11,033        9,531        8,005        6,718          688           22
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning
 of period                      $11.64(1)
Value at end of period           $9.22
Number of accumulation
 units outstanding at end
 of period                       2,036
ING ALGER AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning
 of period                       $5.38(2)
Value at end of period           $5.02
Number of accumulation
 units outstanding at end
 of period                          10
ING ALGER GROWTH
PORTFOLIO
Value at beginning
 of period                       $7.58(3)
Value at end of period           $6.50
Number of accumulation
 units outstanding at end
 of period                         742
ING AMERICAN CENTURY
SMALL CAP VALUE PORTFOLIO
Value at beginning
 of period                       $9.75(4)
Value at end of period           $8.08
Number of accumulation
 units outstanding at end
 of period                         126
ING BARON SMALL CAP
GROWTH PORTFOLIO
Value at beginning
 of period                       $9.36(5)
Value at end of period           $8.69
Number of accumulation
 units outstanding at end
 of period                         180
ING DSI ENHANCED INDEX
PORTFOLIO
Value at beginning
 of period                       $6.19(6)
Value at end of period           $6.20
Number of accumulation
 units outstanding at end
 of period                          63

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
ING GOLDMAN
SACHS-REGISTERED
TRADEMARK- CAPITAL GROWTH
PORTFOLIO
Value at beginning
 of period                       $8.72(2)
Value at end of period           $8.26
Number of accumulation
 units outstanding at end
 of period                           1
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of
 period                        $12.088      $16.752      $21.096      $13.485      $11.465      $11.323(1)
Value at end of period           $9.78      $12.088      $16.752      $21.096      $13.485      $11.465
Number of accumulation
 units outstanding at end
 of period                       7,122        7,772        6,896        3,170        2,493          189
ING JPMORGAN MID CAP
VALUE PORTFOLIO
Value at beginning
 of period                       $8.85(6)
Value at end of period           $9.17
Number of accumulation
 units outstanding at end
 of period                          16
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                        $15.800      $21.264      $22.836      $15.541      $12.394(1)
Value at end of period          $10.90      $15.800      $21.264      $22.836      $15.541
Number of accumulation
 units outstanding at end
 of period                      16,371        9,841        6,816        3,709        1,060
ING MFS GLOBAL GROWTH
PORTFOLIO
Value at beginning
 of period                       $8.51(1)
Value at end of period           $8.32
Number of accumulation
 units outstanding at end
 of period                           7
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                         $9.524      $12.190      $12.922      $10.549       $8.597(1)
Value at end of period           $7.06       $9.524      $12.190      $12.922      $10.549
Number of accumulation
 units outstanding at end
 of period                      10,578        8,680        4,913        3,583        3,244
ING OPCAP BALANCED VALUE
PORTFOLIO
Value at beginning
 of period                      $10.57(4)
Value at end of period           $9.63
Number of accumulation
 units outstanding at end
 of period                         160
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning
 of period                      $10.14(3)
Value at end of period          $10.72
Number of accumulation
 units outstanding at end
 of period                       4,226
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of
 period                         $9.804      $13.274      $18.873      $12.666       $9.891      $10.015(1)
Value at end of period           $6.26       $9.804      $13.274      $18.873      $12.666       $9.891
Number of accumulation
 units outstanding at end
 of period                      48,155       39,073       32,839       26,072       21,617           99
ING SALOMON BROTHERS
FUNDAMENTAL VALUE
PORTFOLIO
Value at beginning
 of period                      $12.02(2)
Value at end of period          $11.90
Number of accumulation
 units outstanding at end
 of period                           5
ING SALOMON BROTHERS
INVESTORS VALUE PORTFOLIO
Value at beginning
 of period                      $10.12(2)
Value at end of period           $9.81
Number of accumulation
 units outstanding at end
 of period                         730
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                        $17.679      $19.939      $20.196      $16.718      $13.156(1)
Value at end of period          $13.39      $17.679      $19.939      $20.196      $16.718
Number of accumulation
 units outstanding at end
 of period                      15,100        7,849        2,906        1,434        1,239
ING VAN KAMPEN COMSTOCK
PORTFOLIO
Value at beginning
 of period                       $8.58(3)
Value at end of period           $8.31
Number of accumulation
 units outstanding at end
 of period                         758
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                        $15.842      $16.747      $17.052      $15.199      $13.161      $11.921(1)
Value at end of period          $14.03      $15.842      $16.747      $17.052      $15.199      $13.161
Number of accumulation
 units outstanding at end
 of period                      16,260        7,085        6,532        2,089        1,535          133
ING VP BOND PORTFOLIO
Value at beginning of
 period                        $13.650      $12.711      $11.738      $11.975      $11.217(1)
Value at end of period          $14.60      $13.650      $12.711      $11.738      $11.975
Number of accumulation
 units outstanding at end
 of period                      44,358       28,418        9,827          521        1,197
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                        $13.641      $16.929      $19.253      $16.603      $14.684      $12.851(2)
Value at end of period          $10.10      $13.641      $16.929      $19.253      $16.603      $14.684
Number of accumulation
 units outstanding at end
 of period                      80,183       75,992       53,513       35,468       35,133        1,646
ING VP GROWTH
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $6.52(2)
Value at end of period           $6.02
Number of accumulation
 units outstanding at end
 of period                          18
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                        $14.953      $20.761      $23.875      $17.912      $12.876(1)
Value at end of period          $10.49      $14.953      $20.761      $23.875      $17.912
Number of accumulation
 units outstanding at end
 of period                      20,228       14,690       10,084        7,486        5,419

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                        $17.587      $20.618      $23.044      $18.772      $14.444      $14.070(4)
Value at end of period          $13.63      $17.587      $20.618      $23.044      $18.772      $14.444
Number of accumulation
 units outstanding at end
 of period                      55,062       34,503       23,353        6,043          594           10
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                        $14.374      $14.751      $12.455      $10.154(3)
Value at end of period          $12.48      $14.374      $14.751      $12.455
Number of accumulation
 units outstanding at end
 of period                      36,994        9,459        2,019        1,234
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                        $10.579      $10.461       $8.614(2)
Value at end of period           $9.07      $10.579      $10.461
Number of accumulation
 units outstanding at end
 of period                      19,031        4,435          693
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                         $8.632      $11.484      $14.594      $10.086(3)
Value at end of period           $6.25       $8.632      $11.484      $14.594
Number of accumulation
 units outstanding at end
 of period                       6,407        3,881        1,174          126
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning
 of period                       $9.93(1)
Value at end of period           $7.97
Number of accumulation
 units outstanding at end
 of period                       2,895
ING VP MAGNACAP PORTFOLIO
Value at beginning
 of period                       $6.79(6)
Value at end of period           $6.83
Number of accumulation
 units outstanding at end
 of period                         118
ING VP MIDCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $8.84(7)
Value at end of period           $6.92
Number of accumulation
 units outstanding at end
 of period                         197
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                        $12.453      $12.133      $11.548      $11.128      $10.746(2)
Value at end of period          $12.50      $12.453      $12.133      $11.548      $11.128
Number of accumulation
 units outstanding at end
 of period                      68,473       31,487       24,433       11,404        6,649
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                        $10.436      $11.497(1)   $10.753       $9.543      $12.022      $11.717(3)
Value at end of period          $10.09      $10.436      $11.832      $10.753       $9.543      $12.022
Number of accumulation
 units outstanding at end
 of period                          99           40            0           71           53           35
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                        $19.070      $18.568      $17.617      $13.633      $13.203(1)
Value at end of period          $14.46      $19.070      $18.568      $17.617      $13.633
Number of accumulation
 units outstanding at end
 of period                      26,952       15,435        9,885        8,928        7,548
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $7.76(8)
Value at end of period           $4.98
Number of accumulation
 units outstanding at end
 of period                       1,120
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning of
 period                        $13.395      $14.584      $14.705      $13.510      $12.917      $12.024(3)
Value at end of period          $11.97      $13.395      $14.584      $14.705      $13.510      $12.917
Number of accumulation
 units outstanding at end
 of period                      14,720       13,693       11,050        9,107        8,075           93
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning of
 period                        $13.515      $15.472      $15.770      $13.965      $13.557      $12.564(3)
Value at end of period          $11.51      $13.515      $15.472      $15.770      $13.965      $13.557
Number of accumulation
 units outstanding at end
 of period                       9,024        8,645        4,619        1,617        1,249          253
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning of
 period                        $13.720      $14.231      $13.748      $12.998      $12.308      $12.362(5)
Value at end of period          $12.96      $13.720      $14.231      $13.748      $12.998      $12.308
Number of accumulation
 units outstanding at end
 of period                       9,559        8,425        7,350        5,897        5,866            2
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $4.434       $5.828       $9.934(3)
Value at end of period           $2.57       $4.434       $5.828
Number of accumulation
 units outstanding at end
 of period                      24,372       10,887        2,632
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                        $18.388      $20.602      $18.930      $16.030      $12.844(1)
Value at end of period          $13.44      $18.388      $20.602      $18.930      $16.030
Number of accumulation
 units outstanding at end
 of period                      20,086        7,402        1,988        2,022        1,234
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                        $20.161      $21.424      $22.188      $17.724      $13.370(1)
Value at end of period          $18.63      $20.161      $21.424      $22.188      $17.724
Number of accumulation
 units outstanding at end
 of period                      55,959       29,572       18,356        7,932          798
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                        $14.497      $13.626      $12.985      $12.940      $12.112(1)
Value at end of period          $15.82      $14.497      $13.626      $12.985      $12.940
Number of accumulation
 units outstanding at end
 of period                      20,938       10,488        6,997        1,754          126
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                        $15.745      $21.184      $25.103      $17.653      $13.177      $13.270(4)
Value at end of period          $11.43      $15.745      $21.184      $25.103      $17.653      $13.177
Number of accumulation
 units outstanding at end
 of period                      53,355       39,970       25,076        9,890        5,365           32

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning of
 period                        $12.550      $20.990      $31.172      $14.003      $10.561       $9.646(3)
Value at end of period           $8.93      $12.550      $20.990      $31.172      $14.003      $10.561
Number of accumulation
 units outstanding at end
 of period                     102,069       72,228       41,375       17,486        4,812          262
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                        $18.058      $23.577      $28.308      $17.430      $13.690      $13.125(3)
Value at end of period          $13.29      $18.058      $23.577      $28.308      $17.430      $13.690
Number of accumulation
 units outstanding at end
 of period                      66,041       51,271       32,758       19,060       10,441          273
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning of
 period                         $9.703       $9.427(2)
Value at end of period           $7.85       $9.703
Number of accumulation
 units outstanding at end
 of period                       4,069            4
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning
 of period                       $9.68(2)
Value at end of period           $8.32
Number of accumulation
 units outstanding at end
 of period                       4,185
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                        $14.137      $16.275      $15.681      $11.614(4)
Value at end of period          $10.87      $14.137      $16.275      $15.681
Number of accumulation
 units outstanding at end
 of period                      35,587       11,458        3,912            8
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of
 period                        $10.545      $10.185      $10.048       $9.869(5)
Value at end of period          $11.19      $10.545      $10.185      $10.048
Number of accumulation
 units outstanding at end
 of period                       5,514        2,707        2,119            9
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning
 of period                       $9.34(4)
Value at end of period           $7.99
Number of accumulation
 units outstanding at end
 of period                       1,075
PIONEER FUND VCT
PORTFOLIO
Value at beginning
 of period                       $7.93(5)
Value at end of period           $7.53
Number of accumulation
 units outstanding at end
 of period                         239
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning
 of period                      $10.38(1)
Value at end of period           $8.73
Number of accumulation
 units outstanding at end
 of period                         316

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during April 2002.
(2)  Funds were first received in this option during November 2002.
(3)  Funds were first received in this option during July 2002.
(4)  Funds were first received in this option during June 2002.
(5)  Funds were first received in this option during August 2002.
(6)  Funds were first received in this option during September 2002.
(7)  Funds were first received in this option during May 2002.
(8) Funds were first received in this option during March 2002. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during January 2001.
(2) Funds were first received in this option during November 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during January 2000.
(2)  Funds were first received in this option during April 2000.
(3) Funds were first received in this option during June 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during December 1999.
(2)  Funds were first received in this option during October 1999.
(3)  Funds were first received in this option during March 1999.
(4)  Funds were first received in this option during August 1999.
(5) Funds were first received in this option during January 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during January 1998.
(2) Funds were first received in this option during February 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
(2)  Funds were first received in this option during May 1997.
(3)  Funds were first received in this option during June 1997.
(4)  Funds were first received in this option during September 1997.
(5)  Funds were first received in this option during October 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXI
  FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                         $9.155      $12.091      $13.748       $9.857(1)
Value at end of period           $6.84       $9.155      $12.091      $13.748
Number of accumulation
 units outstanding at end
 of period                       1,967        1,797          640           54
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                         $7.523       $9.878      $11.712      $10.636(2)
Value at end of period           $6.27       $7.523       $9.878      $11.712
Number of accumulation
 units outstanding at end
 of period                      12,359        9,769        4,846          893
AIM V.I. GROWTH FUND
Value at beginning of
 period                         $6.179       $9.469      $12.064       $9.916(3)
Value at end of period           $4.21       $6.179       $9.469      $12.064
Number of accumulation
 units outstanding at end
 of period                         385        2,225          961          105
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                         $8.363       $9.691      $11.502      $10.847(2)
Value at end of period           $5.76       $8.363       $9.691      $11.494
Number of accumulation
 units outstanding at end
 of period                       1,543        1,317        1,329           10
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                        $14.427      $15.707      $16.426      $14.827      $12.919      $11.742(1)
Value at end of period          $12.51      $14.427      $15.707      $16.426      $14.827      $12.919
Number of accumulation
 units outstanding at end
 of period                       2,163        1,989        1,433           44           13           44
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of
 period                        $17.270      $19.938      $21.631      $17.636      $13.746      $11.031(2)
Value at end of period          $15.45      $17.270      $19.938      $21.631      $17.636      $13.746
Number of accumulation
 units outstanding at end
 of period                       4,346        6,241       10,383       12,867       10,681        7,728
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                        $15.850      $16.896      $15.786      $15.041      $13.650      $10.942(2)
Value at end of period          $12.99      $15.850      $16.896      $15.786      $15.041      $13.650
Number of accumulation
 units outstanding at end
 of period                      10,472        8,325        6,031        4,118        3,612        7,817
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of
 period                        $16.812      $20.684      $23.538      $17.351      $12.601      $10.724(3)
Value at end of period          $11.60      $16.812      $20.684      $23.538      $17.351      $12.601
Number of accumulation
 units outstanding at end
 of period                      15,963       14,252       23,713        7,251        2,636        2,031
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of
 period                        $11.406      $14.659      $18.357      $13.039      $11.716      $11.785(3)
Value at end of period           $8.97      $11.406      $14.659      $18.357      $13.039      $11.716
Number of accumulation
 units outstanding at end
 of period                       2,003        1,871        2,481          469          408          348
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning
 of period                      $11.46(1)
Value at end of period           $9.22
Number of accumulation
 units outstanding at end
 of period                         111
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of
 period                        $12.054      $16.714      $21.057      $13.467      $11.456      $11.314(4)
Value at end of period           $9.75      $12.054      $16.714      $21.057      $13.467      $11.456
Number of accumulation
 units outstanding at end
 of period                         505          503        1,108          462          313          200
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                        $15.755      $21.214      $22.794      $15.520      $12.406      $12.230(4)
Value at end of period          $10.86      $15.755      $21.214      $22.794      $15.520      $12.406
Number of accumulation
 units outstanding at end
 of period                       2,413        3,331        2,742        4,032        1,074          237
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                         $9.497      $12.162      $12.898      $10.535       $8.677       $8.848(4)
Value at end of period           $7.04       $9.497      $12.162      $12.898      $10.535       $8.677
Number of accumulation
 units outstanding at end
 of period                       1,314          642        2,272        6,221        5,146        1,788
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning
 of period                      $10.35(2)
Value at end of period          $10.71
Number of accumulation
 units outstanding at end
 of period                         639

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of
 period                         $9.776      $13.244      $18.838      $12.649       $9.883      $10.007(4)
Value at end of period           $6.24       $9.776      $13.244      $18.838      $12.649       $9.883
Number of accumulation
 units outstanding at end
 of period                       1,042        2,994       11,429        7,480        5,462        3,595
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                        $17.629      $19.893      $20.160      $16.696      $13.256      $12.991(4)
Value at end of period          $13.35      $17.629      $19.893      $20.160      $16.696      $13.256
Number of accumulation
 units outstanding at end
 of period                         223          559        5,083        3,215        2,748        1,649
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                        $15.797      $16.708      $17.021      $15.179      $13.150      $11.717(1)
Value at end of period          $13.99      $15.797      $16.708      $17.021      $15.179      $13.150
Number of accumulation
 units outstanding at end
 of period                         468        3,721        4,388          113            8          459
ING VP BOND PORTFOLIO
Value at beginning of
 period                        $13.611      $12.681      $11.717      $11.959      $11.203      $10.974(3)
Value at end of period          $14.56      $13.611      $12.681      $11.717      $11.959      $11.203
Number of accumulation
 units outstanding at end
 of period                       8,314        4,921        7,648       36,650       59,443          279
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                        $13.603      $16.890      $19.218      $16.581      $14.672      $12.519(3)
Value at end of period          $10.07      $13.603      $16.890      $19.218      $16.581      $14.672
Number of accumulation
 units outstanding at end
 of period                       1,236       10,253       12,706        4,575        2,880        3,082
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                        $14.918      $20.723      $23.843      $18.880(4)
Value at end of period          $10.46      $14.918      $20.723      $23.843
Number of accumulation
 units outstanding at end
 of period                       5,414        4,067        6,817          381
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                        $17.541      $20.574      $23.006      $18.751      $14.435      $11.470(2)
Value at end of period          $13.59      $17.541      $20.574      $23.006      $18.751      $14.435
Number of accumulation
 units outstanding at end
 of period                      16,377       12,543       18,316       14,317       12,423        8,665
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                        $14.348      $14.731      $12.445      $10.887       $9.805(1)
Value at end of period          $12.45      $14.348      $14.731      $12.445      $10.887
Number of accumulation
 units outstanding at end
 of period                      11,165        1,285        1,744          385           41
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                        $10.559      $10.447       $9.637       $8.812       $8.198(1)
Value at end of period           $9.05      $10.559      $10.447       $9.637       $8.812
Number of accumulation
 units outstanding at end
 of period                       1,406          172           22          468           49
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                         $8.616      $11.468      $14.582      $10.019(1)
Value at end of period           $6.24       $8.616      $11.468      $14.582
Number of accumulation
 units outstanding at end
 of period                          51           92          174          149
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning
 of period                       $9.86(1)
Value at end of period           $7.97
Number of accumulation
 units outstanding at end
 of period                          15
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                        $12.418      $12.105      $11.527      $11.114      $10.676      $10.358(2)
Value at end of period          $12.46      $12.418      $12.105      $11.527      $11.114      $10.676
Number of accumulation
 units outstanding at end
 of period                      18,597       17,088       11,514        5,569       13,000        8,302
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                                                                            $12.012      $10.678(2)
Value at end of period                                                              $9.340      $12.012
Number of accumulation
 units outstanding at end
 of period                                                                               0            5
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                        $19.024      $18.534      $21.056(1)
Value at end of period          $14.42      $19.024      $18.534
Number of accumulation
 units outstanding at end
 of period                       6,069        4,254       14,212
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning of
 period                        $13.357      $14.550      $14.679      $13.492      $12.906      $11.380(3)
Value at end of period          $11.93      $13.357      $14.550      $14.679      $13.492      $12.906
Number of accumulation
 units outstanding at end
 of period                       5,796        5,657       14,624          870          521          641
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning of
 period                        $13.477      $15.436      $15.742      $13.946      $13.546      $11.759(3)
Value at end of period          $11.47      $13.477      $15.436      $15.742      $13.946      $13.546
Number of accumulation
 units outstanding at end
 of period                       8,197        7,857       12,799        2,120        1,424          855
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning of
 period                        $13.681      $14.198      $13.723      $12.981      $12.298      $11.401(1)
Value at end of period          $12.92      $13.681      $14.198      $13.723      $12.981      $12.298
Number of accumulation
 units outstanding at end
 of period                       2,236        2,683        6,774        1,546       30,755           74
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $4.430       $5.826      $10.134(2)
Value at end of period           $2.57       $4.430       $5.826
Number of accumulation
 units outstanding at end
 of period                       2,978        2,131          857
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                        $18.345      $20.564      $18.904      $16.016      $15.827(2)
Value at end of period          $13.41      $18.345      $20.564      $18.904      $16.016
Number of accumulation
 units outstanding at end
 of period                       4,993        1,796        8,401          192           88

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------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----         ----
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                        $20.104      $21.374      $22.147      $17.701      $13.354      $12.113(1)
Value at end of period          $18.57      $20.104      $21.374      $22.147      $17.701      $13.354
Number of accumulation
 units outstanding at end
 of period                      11,296       14,744       11,435        2,769          668          369
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                        $14.457      $13.595      $12.961      $12.923      $12.225(3)
Value at end of period          $15.76      $14.457      $13.595      $12.961      $12.923
Number of accumulation
 units outstanding at end
 of period                       3,824          773        1,972        4,549        8,960
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                        $15.701      $21.135      $25.057      $17.630      $13.166      $10.962(2)
Value at end of period          $11.39      $15.701      $21.135      $25.057      $17.630      $13.166
Number of accumulation
 units outstanding at end
 of period                      11,318       10,657       11,631        4,722          911          637
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning of
 period                        $12.515      $20.942      $31.116      $13.985      $10.552       $8.944(3)
Value at end of period           $8.90      $12.515      $20.942      $31.116      $13.985      $10.552
Number of accumulation
 units outstanding at end
 of period                      19,223       18,927       25,985        9,014        3,586        2,527
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                        $18.008      $23.522      $28.257      $17.407      $13.679      $11.961(2)
Value at end of period          $13.24      $18.008      $23.522      $28.257      $17.407      $13.679
Number of accumulation
 units outstanding at end
 of period                       7,372       12,768       22,895       14,291        6,473        2,018
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                        $14.111      $16.253      $15.668      $10.015       $9.965(2)
Value at end of period          $10.85      $14.111      $16.253      $15.668      $10.015
Number of accumulation
 units outstanding at end
 of period                       4,249        1,535          526           31          139
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of
 period                        $10.526      $10.172      $10.252(2)
Value at end of period          $11.16      $10.526      $10.172
Number of accumulation
 units outstanding at end
 of period                       2,281          133          171
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning
 of period                       $8.35(2)
Value at end of period           $7.98
Number of accumulation
 units outstanding at end
 of period                          65

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during May 2002.
(2) Funds were first received in this option during August 2002. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during April 2000.
(2) Funds were first received in this option during July 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during October 1999.
(2)  Funds were first received in this option during November 1999.
(3)  Funds were first received in this option during September 1999.
(4) Funds were first received in this option during February 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during November 1998.
(2)  Funds were first received in this option during December 1998.
(3) Funds were first received in this option during March 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during June 1997.
(2)  Funds were first received in this option during April 1997.
(3)  Funds were first received in this option during May 1997.
(4)  Funds were first received in this option during November 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXII
  FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2002         2001         2000         1999         1998
                                ----         ----         ----         ----         ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                         $9.131      $12.070      $14.449(1)
Value at end of period           $6.81       $9.131      $12.070
Number of accumulation
 units outstanding at end
 of period                      14,842       10,570        4,731
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                         $7.503       $9.862      $11.707(1)
Value at end of period           $6.25       $7.503       $9.862
Number of accumulation
 units outstanding at end
 of period                      24,026       16,420        5,051
AIM V.I. GROWTH FUND
Value at beginning of
 period                         $6.163       $9.453      $12.056      $10.959(1)
Value at end of period           $4.19       $6.163       $9.453      $12.056
Number of accumulation
 units outstanding at end
 of period                      22,780       10,441        2,382            3
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                         $8.341       $9.675      $11.494      $10.003(2)
Value at end of period           $5.74       $8.341       $9.675      $11.486
Number of accumulation
 units outstanding at end
 of period                      10,687        4,552        1,954          507
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                        $14.346      $15.634      $16.366      $14.950(3)
Value at end of period          $12.43      $14.346      $15.634      $16.366
Number of accumulation
 units outstanding at end
 of period                       9,985        4,471        1,624          508
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of
 period                        $17.173      $19.846      $21.552      $17.590      $15.738(1)
Value at end of period          $15.35      $17.173      $19.846      $21.552      $17.590
Number of accumulation
 units outstanding at end
 of period                      32,586       24,304        9,052        3,062        1,990
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                        $15.760      $16.817      $15.729      $15.001      $15.124(2)
Value at end of period          $12.91      $15.760      $16.817      $15.729      $15.001
Number of accumulation
 units outstanding at end
 of period                      41,444       18,022        1,913        1,189        2,077
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of
 period                        $16.718      $20.589      $23.453      $17.305      $14.386(2)
Value at end of period          $11.52      $16.718      $20.589      $23.453      $17.305
Number of accumulation
 units outstanding at end
 of period                      67,276       51,222       10,224        6,554        4,116
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of
 period                        $11.341      $14.591      $18.291      $13.005      $13.828(2)
Value at end of period           $8.92      $11.341      $14.591      $18.291      $13.005
Number of accumulation
 units outstanding at end
 of period                       3,642        2,208          626          156          113
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning of
 period                         $10.23(1)
Value at end of period           $9.20
Number of accumulation
 units outstanding at end
 of period                         376
ING ALGER AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of
 period                          $4.57(2)
Value at end of period           $5.01
Number of accumulation
 units outstanding at end
 of period                          76
ING ALGER GROWTH
PORTFOLIO
Value at beginning of
 period                          $6.83(3)
Value at end of period           $6.48
Number of accumulation
 units outstanding at end
 of period                          43
ING AMERICAN CENTURY
SMALL CAP VALUE PORTFOLIO
Value at beginning of
 period                          $8.29(3)
Value at end of period           $8.07
Number of accumulation
 units outstanding at end
 of period                       2,784
ING BARON SMALL CAP
GROWTH PORTFOLIO
Value at beginning of
 period                          $7.86(2)
Value at end of period           $8.68
Number of accumulation
 units outstanding at end
 of period                       1,267

------------------------------------------------------------------

                                2002         2001         2000         1999         1998
                                ----         ----         ----         ----         ----
ING DSI ENHANCED INDEX
PORTFOLIO
Value at beginning of
 period                          $6.33(3)
Value at end of period           $6.19
Number of accumulation
 units outstanding at end
 of period                         100
ING GOLDMAN
SACHS-REGISTERED
TRADEMARK- CAPITAL GROWTH
PORTFOLIO
Value at beginning of
 period                          $7.46(2)
Value at end of period           $8.25
Number of accumulation
 units outstanding at end
 of period                          67
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of
 period                        $11.986      $16.636      $20.981      $13.431      $13.542(2)
Value at end of period           $9.68      $11.986      $16.636      $20.981      $13.431
Number of accumulation
 units outstanding at end
 of period                       5,015        4,501        1,838          182          125
ING JPMORGAN MID CAP
VALUE PORTFOLIO
Value at beginning
 of period                       $8.89(4)
Value at end of period           $9.16
Number of accumulation
 units outstanding at end
 of period                          56
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                        $15.667      $21.116      $22.712      $15.479      $14.631(2)
Value at end of period          $10.79      $15.667      $21.116      $22.712      $15.479
Number of accumulation
 units outstanding at end
 of period                      13,651       10,076        1,603           95           46
ING MFS GLOBAL GROWTH
PORTFOLIO
Value at beginning
 of period                       $8.36(5)
Value at end of period           $8.31
Number of accumulation
 units outstanding at end
 of period                           1
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                         $9.443      $12.105      $12.851      $10.507       $9.977(2)
Value at end of period           $6.99       $9.443      $12.105      $12.851      $10.507
Number of accumulation
 units outstanding at end
 of period                       7,524        6,502        3,599          406          220
ING OPCAP BALANCED VALUE
PORTFOLIO
Value at beginning
 of period                      $11.10(6)
Value at end of period           $9.61
Number of accumulation
 units outstanding at end
 of period                         106
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning
 of period                      $10.11(6)
Value at end of period          $10.70
Number of accumulation
 units outstanding at end
 of period                       2,706
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of
 period                         $9.721      $13.182      $18.770      $12.616      $11.707(2)
Value at end of period           $6.20       $9.721      $13.182      $18.770      $12.616
Number of accumulation
 units outstanding at end
 of period                      23,926       20,142        3,932        1,615          928
ING SALOMON BROTHERS
INVESTORS VALUE PORTFOLIO
Value at beginning
 of period                      $12.30(6)
Value at end of period           $9.80
Number of accumulation
 units outstanding at end
 of period                          80
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                        $17.530      $19.801      $20.086      $16.652      $15.190(2)
Value at end of period          $13.26      $17.530      $19.801      $20.086      $16.652
Number of accumulation
 units outstanding at end
 of period                      19,639       11,447        2,103        2,478        1,525
ING UBS TACTICAL ASSET
ALLOCATION PORTFOLIO
Value at beginning
 of period                      $23.54(5)
Value at end of period          $23.54
Number of accumulation
 units outstanding at end
 of period                           8
ING VAN KAMPEN COMSTOCK
PORTFOLIO
Value at beginning
 of period                       $8.42(7)
Value at end of period           $8.30
Number of accumulation
 units outstanding at end
 of period                         382
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                        $15.708      $16.631      $16.960      $15.139      $14.278(2)
Value at end of period          $13.89      $15.708      $16.631      $16.960      $15.139
Number of accumulation
 units outstanding at end
 of period                      22,210       11,109        3,655        1,122          533
ING VP BOND PORTFOLIO
Value at beginning of
 period                        $13.535      $12.623      $11.674      $11.927      $11.423(2)
Value at end of period          $14.46      $13.535      $12.623      $11.674      $11.927
Number of accumulation
 units outstanding at end
 of period                      25,842       10,134        3,130          324          189
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                        $13.526      $16.812      $19.148      $16.537      $16.562(1)
Value at end of period          $10.00      $13.526      $16.812      $19.148      $16.537
Number of accumulation
 units outstanding at end
 of period                      50,158       43,851       23,600        2,977          934
ING VP GROWTH
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $6.32(3)
Value at end of period           $6.00
Number of accumulation
 units outstanding at end
 of period                          33

------------------------------------------------------------------

                                2002         2001         2000         1999         1998
                                ----         ----         ----         ----         ----
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                        $14.847      $20.646      $23.778      $17.865      $15.724(2)
Value at end of period          $10.40      $14.847      $20.646      $23.778      $17.865
Number of accumulation
 units outstanding at end
 of period                      12,192        8,808        2,989          746          211
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                        $17.448      $20.486      $22.930      $18.708      $16.556(2)
Value at end of period          $13.50      $17.448      $20.486      $22.930      $18.708
Number of accumulation
 units outstanding at end
 of period                      57,597       41,188        9,814        1,399          173
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                        $14.295      $14.692      $12.564(1)
Value at end of period          $12.39      $14.295      $14.692
Number of accumulation
 units outstanding at end
 of period                      29,652       10,547        1,017
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                        $10.520      $10.419       $9.746(1)
Value at end of period           $9.00      $10.520      $10.419
Number of accumulation
 units outstanding at end
 of period                      15,568        7,760        2,255
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                         $8.584      $11.437      $14.557      $10.925(4)
Value at end of period           $6.21       $8.584      $11.437      $14.557
Number of accumulation
 units outstanding at end
 of period                       4,758        3,041          423           21
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning
 of period                       $9.87(6)
Value at end of period           $7.96
Number of accumulation
 units outstanding at end
 of period                         221
ING VP MAGNACAP PORTFOLIO
Value at beginning
 of period                       $7.09(3)
Value at end of period           $6.82
Number of accumulation
 units outstanding at end
 of period                          26
ING VP MIDCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $6.99(3)
Value at end of period           $6.90
Number of accumulation
 units outstanding at end
 of period                          27
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                        $12.348      $12.049      $11.485      $11.084      $10.821(2)
Value at end of period          $12.37      $12.348      $12.049      $11.485      $11.084
Number of accumulation
 units outstanding at end
 of period                      44,831       28,987        6,042          441          161
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                        $10.348      $11.955(1)
Value at end of period           $9.99      $10.348
Number of accumulation
 units outstanding at end
 of period                         112           82
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                        $18.935      $18.465      $17.545      $13.598      $11.872(3)
Value at end of period          $14.33      $18.935      $18.465      $17.545      $13.598
Number of accumulation
 units outstanding at end
 of period                      16,365        8,634        2,612          283           72
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $4.83(2)
Value at end of period           $4.97
Number of accumulation
 units outstanding at end
 of period                          95
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning of
 period                        $13.282      $14.483      $14.625      $13.457      $13.846(2)
Value at end of period          $11.85      $13.282      $14.483      $14.625      $13.457
Number of accumulation
 units outstanding at end
 of period                      16,363       11,787        4,151        1,479          501
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning of
 period                        $13.401      $15.365      $15.685      $13.910      $14.731(2)
Value at end of period          $11.40      $13.401      $15.365      $15.685      $13.910
Number of accumulation
 units outstanding at end
 of period                       8,357        5,179        3,008          457          136
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning of
 period                        $13.604      $14.132      $13.673      $12.666(5)
Value at end of period          $12.83      $13.604      $14.132      $13.673
Number of accumulation
 units outstanding at end
 of period                       4,846        2,548        1,038          125
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $4.422       $5.822      $10.067(2)
Value at end of period           $2.56       $4.422       $5.822
Number of accumulation
 units outstanding at end
 of period                      16,998        9,124        2,174
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                        $18.258      $20.488      $18.852      $15.988      $15.181(2)
Value at end of period          $13.33      $18.258      $20.488      $18.852      $15.988
Number of accumulation
 units outstanding at end
 of period                      13,590        5,534        1,417          136           39
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                        $19.991      $21.276      $22.067      $17.654      $15.102(2)
Value at end of period          $18.44      $19.991      $21.276      $22.067      $17.654
Number of accumulation
 units outstanding at end
 of period                      58,868       46,953       23,489        1,224          564

------------------------------------------------------------------

                                2002         2001         2000         1999         1998
                                ----         ----         ----         ----         ----
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                        $14.375      $13.532      $12.914      $12.889      $12.375(2)
Value at end of period          $15.66      $14.375      $13.532      $12.914      $12.889
Number of accumulation
 units outstanding at end
 of period                      19,587       13,733        5,876          169           30
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                        $15.612      $21.038      $24.966      $17.584      $15.123(2)
Value at end of period          $11.31      $15.612      $21.038      $24.966      $17.584
Number of accumulation
 units outstanding at end
 of period                      29,468       24,527        6,689        3,143        2,368
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning of
 period                        $12.444      $20.845      $31.003      $13.948      $11.943(1)
Value at end of period           $8.84      $12.444      $20.845      $31.003      $13.948
Number of accumulation
 units outstanding at end
 of period                      80,916       61,718       18,685        2,357        1,441
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                        $17.906      $23.414      $28.154      $17.361      $16.231(1)
Value at end of period          $13.15      $17.906      $23.414      $28.154      $17.361
Number of accumulation
 units outstanding at end
 of period                      62,240       49,761       18,965        2,148          649
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning of
 period                         $9.696       $8.366(2)
Value at end of period           $7.84       $9.696
Number of accumulation
 units outstanding at end
 of period                       2,197           60
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning
 of period                       $9.71(6)
Value at end of period           $8.30
Number of accumulation
 units outstanding at end
 of period                       1,689
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                        $14.059      $16.210      $15.641      $10.008      $10.041(4)
Value at end of period          $10.79      $14.059      $16.210      $15.641      $10.008
Number of accumulation
 units outstanding at end
 of period                      24,847        8,512        1,536           31           14
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of
 period                        $10.487      $10.144      $10.064(1)
Value at end of period          $11.11      $10.487      $10.144
Number of accumulation
 units outstanding at end
 of period                       4,167        2,048          710
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning of
 period                         $9.603       $9.055(2)
Value at end of period           $7.97       $9.603
Number of accumulation
 units outstanding at end
 of period                         569           63
PIONEER FUND VCT
PORTFOLIO
Value at beginning of
 period                         $9.414       $8.475(2)
Value at end of period           $7.52       $9.414
Number of accumulation
 units outstanding at end
 of period                          18            3
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning
 of period                      $10.52(6)
Value at end of period           $8.72
Number of accumulation
 units outstanding at end
 of period                         109

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during February 2002.
(2)  Funds were first received in this option during October 2002.
(3)  Funds were first received in this option during September 2002.
(4)  Funds were first received in this option during July 2002.
(5)  Funds were first received in this option during December 2002.
(6)  Funds were first received in this option during May 2002.
(7) Funds were first received in this option during August 2002. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during April 2001.
(2) Funds were first received in this option during September 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during February 2000.
(2) Funds were first received in this option during July 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during November 1999.
(2)  Funds were first received in this option during August 1999.
(3)  Funds were first received in this option during February 1999.
(4)  Funds were first received in this option during July 1999.
(5) Funds were first received in this option during March 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during April 1998.
(2)  Funds were first received in this option during May 1998.
(3)  Funds were first received in this option during September 1998.
(4)  Funds were first received in this option during July 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XXIII
  FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2002         2001         2000         1999         1998         1997         1996
                                ----         ----         ----         ----         ----         ----         ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                         $9.106      $12.050      $14.116(1)
Value at end of period           $6.79       $9.106      $12.050
Number of accumulation
 units outstanding at end
 of period                       4,963        2,667        1,233
AIM V.I. CORE EQUITY FUND
Value at beginning
 of period                      $7.483       $9.845      $11.695       $9.550(1)
Value at end of period           $6.22       $7.483       $9.845      $11.695
Number of accumulation
 units outstanding at end
 of period                       4,301        3,567        3,046           22
AIM V.I. GROWTH FUND
Value at beginning
 of period                      $6.146       $9.437      $12.048       $9.898(2)
Value at end of period           $4.18       $6.146       $9.437      $12.048
Number of accumulation
 units outstanding at end
 of period                       2,014          905          343          135
AIM V.I. PREMIER EQUITY
FUND
Value at beginning
 of period                      $8.318       $9.658      $11.486      $10.442(3)
Value at end of period           $5.71       $8.318       $9.658      $11.502
Number of accumulation
 units outstanding at end
 of period                       2,096        1,183          588           67
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning
 of period                     $14.265      $15.562      $16.306      $14.749      $12.877      $10.955(1)
Value at end of period          $12.35      $14.265      $15.562      $16.306      $14.749      $12.877
Number of accumulation
 units outstanding at end
 of period                       1,029          371          148        3,026        1,709        1,007
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning
 of period                     $17.076      $19.755      $21.474      $17.543      $13.701      $11.436(1)
Value at end of period          $15.25      $17.076      $19.755      $21.474      $17.543      $13.701
Number of accumulation
 units outstanding at end
 of period                      11,482        9,811       11,468       14,452       11,751        8,704
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning
 of period                     $15.672      $16.740      $15.672      $14.961      $13.606      $10.905(1)
Value at end of period          $12.82      $15.672      $16.740      $15.672      $14.961      $13.606
Number of accumulation
 units outstanding at end
 of period                       7,109        4,805        4,922       11,235        9,414        9,207
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning
 of period                     $16.624      $20.494      $23.368      $17.259      $12.560      $10.537(1)
Value at end of period          $11.45      $16.624      $20.494      $23.368      $17.259      $12.560
Number of accumulation
 units outstanding at end
 of period                      13,681        4,427        5,157       30,213       12,956        2,793
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning
 of period                     $11.278      $14.523      $18.224      $12.971      $11.678      $10.566(1)
Value at end of period           $8.86      $11.278      $14.523      $18.224      $12.971      $11.678
Number of accumulation
 units outstanding at end
 of period                         929           37           28          956          468          107
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning of
 period                        $10.282       $9.925(1)
Value at end of period           $9.19      $10.282
Number of accumulation
 units outstanding at end
 of period                         244           17
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning
 of period                     $11.919      $16.559      $20.905      $13.396      $11.418      $11.279(2)
Value at end of period           $9.62      $11.919      $16.559      $20.905      $13.396      $11.418
Number of accumulation
 units outstanding at end
 of period                       2,929        2,880        2,838        3,469        3,208        2,665
ING JPMORGAN MID CAP
VALUE PORTFOLIO
Value at beginning
 of period                       $9.36(1)
Value at end of period           $9.15
Number of accumulation
 units outstanding at end
 of period                          10
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                     $15.579      $21.019      $22.629      $15.438      $12.365      $12.192(2)
Value at end of period          $10.72      $15.579      $21.019      $22.629      $15.438      $12.365
Number of accumulation
 units outstanding at end
 of period                       4,712        1,302        1,517        1,541        1,256           80
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning
 of period                      $9.390      $12.049      $12.805      $10.479       $8.649       $8.821(2)
Value at end of period           $6.95       $9.390      $12.049      $12.805      $10.479       $8.649
Number of accumulation
 units outstanding at end
 of period                       1,840        1,483        5,882        1,992        1,814          442
ING OPCAP BALANCED VALUE
PORTFOLIO
Value at beginning
 of period                      $10.14(2)
Value at end of period           $9.60
Number of accumulation
 units outstanding at end
 of period                          40

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997         1996
                                ----         ----         ----         ----         ----         ----         ----
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning
 of period                      $10.13(2)
Value at end of period          $10.70
Number of accumulation
 units outstanding at end
 of period                         855
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning
 of period                      $9.666      $13.121      $18.702      $12.582       $9.850       $9.976(2)
Value at end of period           $6.16       $9.666      $13.121      $18.702      $12.582       $9.850
Number of accumulation
 units outstanding at end
 of period                       8,558        7,301        6,877        7,942        5,349        2,413
ING SALOMON BROTHERS
FUNDAMENTAL VALUE
PORTFOLIO
Value at beginning
 of period                      $12.83(1)
Value at end of period          $11.86
Number of accumulation
 units outstanding at end
 of period                           5
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning
 of period                     $17.431      $19.710      $20.013      $16.608      $13.212      $12.951(2)
Value at end of period          $13.17      $17.431      $19.710      $20.013      $16.608      $13.212
Number of accumulation
 units outstanding at end
 of period                         841          517          981        7,740        5,824        3,802
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning
 of period                     $15.620      $16.554      $16.898      $15.099      $13.107      $11.009(1)
Value at end of period          $13.80      $15.620      $16.554      $16.898      $15.099      $13.107
Number of accumulation
 units outstanding at end
 of period                       1,841        1,077          409       10,946        9,091        7,997
ING VP BOND PORTFOLIO
Value at beginning
 of period                     $13.459      $12.564      $11.632      $11.896      $11.166      $10.442(1)
Value at end of period          $14.36      $13.459      $12.564      $11.632      $11.896      $11.166
Number of accumulation
 units outstanding at end
 of period                       7,603        1,612          695        6,253       27,680        2,940
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning
 of period                     $13.450      $16.734      $19.078      $16.493      $14.624      $11.429      $10.000(1)
Value at end of period           $9.94      $13.450      $16.734      $19.078      $16.493      $14.624      $11.429
Number of accumulation
 units outstanding at end
 of period                      12,590        9,105       13,522       55,797       47,950       40,309            5
ING VP GROWTH PORTFOLIO
Value at beginning
 of period                     $14.777      $20.569      $23.713      $17.834      $13.027(1)
Value at end of period          $10.34      $14.777      $20.569      $23.713      $17.834
Number of accumulation
 units outstanding at end
 of period                       5,243        4,078        5,215        5,473        3,470
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning
 of period                     $17.356      $20.399      $22.855      $18.665      $14.397      $11.374(1)
Value at end of period          $13.42      $17.356      $20.399      $22.855      $18.665      $14.397
Number of accumulation
 units outstanding at end
 of period                       8,926        5,902        6,603       22,097       16,814        3,156
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning
 of period                     $14.242      $14.653      $12.403      $10.872       $9.216(2)
Value at end of period          $12.33      $14.242      $14.653      $12.403      $10.872
Number of accumulation
 units outstanding at end
 of period                       3,356          918          341          161           45
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning
 of period                     $10.481      $10.391       $9.604       $8.800       $7.150(2)
Value at end of period           $8.96      $10.481      $10.391       $9.604       $8.800
Number of accumulation
 units outstanding at end
 of period                       1,210           92          117          233           78
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning
 of period                      $8.553      $11.407      $14.532      $10.050(4)
Value at end of period           $6.18       $8.553      $11.407      $14.532
Number of accumulation
 units outstanding at end
 of period                       1,150          588          232           36
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning
 of period                       $9.30(2)
Value at end of period           $7.95
Number of accumulation
 units outstanding at end
 of period                          20
ING VP MIDCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $8.56(2)
Value at end of period           $6.89
Number of accumulation
 units outstanding at end
 of period                          21
ING VP MONEY MARKET
PORTFOLIO
Value at beginning
 of period                     $12.279      $11.993      $11.443      $11.055      $10.641      $10.249(1)
Value at end of period          $12.29      $12.279      $11.993      $11.443      $11.055      $10.641
Number of accumulation
 units outstanding at end
 of period                      15,705        4,959        1,424       14,503       13,218       13,868
ING VP NATURAL RESOURCES
TRUST
Value at beginning
 of period                                               $10.655       $9.480      $11.973      $11.712(1)
Value at end of period                                   $10.674      $10.655       $9.480      $11.973
Number of accumulation
 units outstanding at end
 of period                                                     0          147          318          627
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning
 of period                     $18.845      $18.396      $17.497      $13.574      $13.629      $13.952(3)
Value at end of period          $14.25      $18.845      $18.396      $17.497      $13.574      $13.629
Number of accumulation
 units outstanding at end
 of period                       3,557        2,243        1,486        3,951        3,581           47
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $5.57(3)
Value at end of period           $4.96
Number of accumulation
 units outstanding at end
 of period                          19

------------------------------------------------------------------

                                2002         2001         2000         1999         1998         1997         1996
                                ----         ----         ----         ----         ----         ----         ----
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning
 of period                     $13.207      $14.416      $14.572      $13.421      $12.864      $11.093(1)
Value at end of period          $11.77      $13.207      $14.416      $14.572      $13.421      $12.864
Number of accumulation
 units outstanding at end
 of period                         957          842          472       15,405       22,768       30,806
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning
 of period                     $13.326      $15.294      $15.628      $13.873      $13.502      $11.422(1)
Value at end of period          $11.32      $13.326      $15.294      $15.628      $13.873      $13.502
Number of accumulation
 units outstanding at end
 of period                       5,892        4,550          671       12,770       14,280        9,985
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning
 of period                     $13.527      $14.067      $13.623      $12.913      $12.257      $10.835(4)
Value at end of period          $12.75      $13.527      $14.067      $13.623      $12.913      $12.257
Number of accumulation
 units outstanding at end
 of period                         431          189          370        7,896       14,097       14,983
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $4.414       $5.818      $10.630(2)
Value at end of period           $2.55       $4.414       $5.818
Number of accumulation
 units outstanding at end
 of period                       1,513          297            7
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning
 of period                     $18.172      $20.412      $18.801      $15.960      $13.237      $12.103(5)
Value at end of period          $13.25      $18.172      $20.412      $18.801      $15.960      $13.237
Number of accumulation
 units outstanding at end
 of period                       1,899          906          461        2,344        2,432          795
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning
 of period                     $19.879      $21.177      $21.987      $17.607      $13.310      $11.136(1)
Value at end of period          $18.32      $19.879      $21.177      $21.987      $17.607      $13.310
Number of accumulation
 units outstanding at end
 of period                      12,591        3,646       11,525       31,263       20,319        2,801
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning
 of period                     $14.294      $13.469      $12.867      $12.855      $11.960      $10.955(4)
Value at end of period          $15.56      $14.294      $13.469      $12.867      $12.855      $11.960
Number of accumulation
 units outstanding at end
 of period                       3,758          820          637          669          248          118
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning
 of period                     $15.524      $20.940      $24.875      $17.537      $13.123      $11.002(1)
Value at end of period          $11.24      $15.524      $20.940      $24.875      $17.537      $13.123
Number of accumulation
 units outstanding at end
 of period                      10,147        6,365        5,216       10,931        8,842        5,724
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning
 of period                     $12.374      $20.748      $30.890      $13.911      $10.518       $9.477      $10.000(1)
Value at end of period           $8.78      $12.374      $20.748      $30.890      $13.911      $10.518       $9.477
Number of accumulation
 units outstanding at end
 of period                      23,241       13,963       12,541       19,942       13,650       12,648            9
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning
 of period                     $17.806      $23.305      $28.052      $17.315      $13.634      $11.483(1)
Value at end of period          $13.07      $17.806      $23.305      $28.052      $17.315      $13.634
Number of accumulation
 units outstanding at end
 of period                      18,919       12,161       16,550       34,244       23,085       16,828
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning
 of period                       $8.71(2)
Value at end of period           $7.83
Number of accumulation
 units outstanding at end
 of period                       1,173
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning
 of period                       $9.38(2)
Value at end of period           $8.29
Number of accumulation
 units outstanding at end
 of period                          14
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                        $14.007      $16.166      $15.883(1)
Value at end of period          $10.74      $14.007      $16.166
Number of accumulation
 units outstanding at end
 of period                       2,334          611          508
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning
 of period                     $10.449      $10.117      $10.006       $9.878       $9.973(3)
Value at end of period          $11.06      $10.449      $10.117      $10.006       $9.878
Number of accumulation
 units outstanding at end
 of period                         298          201          134           69            3
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning
 of period                       $8.05(3)
Value at end of period           $7.96
Number of accumulation
 units outstanding at end
 of period                          15
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning of
 period                         $9.949       $9.832(1)
Value at end of period           $8.70       $9.949
Number of accumulation
 units outstanding at end
 of period                       1,207          271

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during November 2002.
(2)  Funds were first received in this option during June 2002.
(3) Funds were first received in this option during July 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during August 2001.

------------------------------------------------------------------
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during January 2000.
(2)  Funds were first received in this option during July 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during October 1999.
(2)  Funds were first received in this option during July 1999.
(3)  Funds were first received in this option during November 1999.
(4)  Funds were first received in this option during January 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during January 1998.
(2)  Funds were first received in this option during August 1998.
(3)  Funds were first received in this option during May 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during January 1997.
(2)  Funds were first received in this option during November 1997.
(3)  Funds were first received in this option during September 1997.
(4)  Funds were first received in this option during April 1997.
(5)  Funds were first received in this option during July 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXIV
                    FOR CONTRACTS ISSUED UNDER 401(a) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.87%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                            2002            2001            2000
                                            ----            ----            ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                 $9.248         $12.160         $14.837(1)
Value at end of period                        $6.93          $9.248         $12.160
Number of accumulation units
 outstanding at end of period                59,703          34,825          11,676
AIM V.I. CORE EQUITY FUND
Value at beginning of period                 $7.599          $9.935         $11.807(1)
Value at end of period                        $6.36          $7.599          $9.935
Number of accumulation units
 outstanding at end of period                40,518          28,283          15,235
AIM V.I. GROWTH FUND
Value at beginning of period                 $6.242          $9.524         $12.619(1)
Value at end of period                        $4.27          $6.242          $9.524
Number of accumulation units
 outstanding at end of period                39,204          24,342           9,126
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                 $8.448          $9.746         $11.438(1)
Value at end of period                        $5.84          $8.448          $9.746
Number of accumulation units
 outstanding at end of period                73,360          51,883          27,162
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                $14.702         $15.937         $16.973(1)
Value at end of period                       $12.80         $14.702         $15.937
Number of accumulation units
 outstanding at end of period                22,236          23,099          20,994
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                $17.599         $20.231         $21.474(1)
Value at end of period                       $15.82         $17.599         $20.231
Number of accumulation units
 outstanding at end of period               164,571         145,752         139,446
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                $16.152         $17.143         $15.457(1)
Value at end of period                       $13.30         $16.152         $17.143
Number of accumulation units
 outstanding at end of period               128,462          96,375          74,096
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO
Value at beginning of period                $17.133         $20.988         $24.889(1)
Value at end of period                       $11.87         $17.133         $20.988
Number of accumulation units
 outstanding at end of period               252,527         199,671         158,991
FIDELITY-REGISTERED TRADEMARK- VIP
OVERSEAS PORTFOLIO
Value at beginning of period                $11.623         $14.874         $17.531(1)
Value at end of period                        $9.19         $11.623         $14.874
Number of accumulation units
 outstanding at end of period                29,083          25,656          21,267
FRANKLIN SMALL CAP VALUE SECURITIES
FUND
Value at beginning of period                 $11.39(1)
Value at end of period                        $9.27
Number of accumulation units
 outstanding at end of period                17,423
ING ALGER AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                  $6.64(1)
Value at end of period                        $5.04
Number of accumulation units
 outstanding at end of period                   363
ING ALGER GROWTH PORTFOLIO
Value at beginning of period                  $6.66(2)
Value at end of period                        $6.52
Number of accumulation units
 outstanding at end of period                   266
ING AMERICAN CENTURY SMALL CAP
VALUE PORTFOLIO
Value at beginning of period                  $9.96(1)
Value at end of period                        $8.10
Number of accumulation units
 outstanding at end of period                   582
ING BARON SMALL CAP GROWTH
PORTFOLIO
Value at beginning of period                  $9.98(1)
Value at end of period                        $8.71
Number of accumulation units
 outstanding at end of period                 2,214
ING GOLDMAN SACHS-REGISTERED
TRADEMARK- CAPITAL GROWTH PORTFOLIO
Value at beginning of period                  $7.96(3)
Value at end of period                        $8.30
Number of accumulation units
 outstanding at end of period                   283

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------------------------------------------------------------------

                                            2002            2001            2000
                                            ----            ----            ----
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                $12.284         $16.959         $19.321(1)
Value at end of period                        $9.98         $12.284         $16.959
Number of accumulation units
 outstanding at end of period                36,269          37,912          39,738
ING JPMORGAN MID CAP VALUE
PORTFOLIO
Value at beginning of period                  $9.97(1)
Value at end of period                        $9.19
Number of accumulation units
 outstanding at end of period                   246
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                $16.056         $21.526         $24.748(1)
Value at end of period                       $11.12         $16.056         $21.526
Number of accumulation units
 outstanding at end of period                46,446          50,046          45,922
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                 $9.678         $12.340         $13.783(1)
Value at end of period                        $7.21          $9.678         $12.340
Number of accumulation units
 outstanding at end of period               145,709         135,544         134,121
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period                 $10.01(1)
Value at end of period                       $10.74
Number of accumulation units
 outstanding at end of period                 2,299
ING SALOMON BROTHERS AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period                 $9.963         $13.438         $19.145(1)
Value at end of period                        $6.39          $9.963         $13.438
Number of accumulation units
 outstanding at end of period               218,551         201,762         202,745
ING SALOMON BROTHERS FUNDAMENTAL
VALUE PORTFOLIO
Value at beginning of period                 $11.50(2)
Value at end of period                       $11.95
Number of accumulation units
 outstanding at end of period                    41
ING SALOMON BROTHERS INVESTORS
VALUE PORTFOLIO
Value at beginning of period                 $11.27(4)
Value at end of period                        $9.86
Number of accumulation units
 outstanding at end of period                 2,998
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                $17.965         $20.185         $21.893(1)
Value at end of period                       $13.66         $17.965         $20.185
Number of accumulation units
 outstanding at end of period                90,221          95,738          86,755
ING UBS TACTICAL ASSET ALLOCATION
PORTFOLIO
Value at beginning of period                 $24.52(5)
Value at end of period                       $23.69
Number of accumulation units
 outstanding at end of period                    12
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period                 $10.12(1)
Value at end of period                        $8.33
Number of accumulation units
 outstanding at end of period                41,039
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                $16.098         $16.953         $17.735(1)
Value at end of period                       $14.31         $16.098         $16.953
Number of accumulation units
 outstanding at end of period               324,476         338,782         348,078
ING VP BOND PORTFOLIO
Value at beginning of period                $13.871         $12.867         $12.155(1)
Value at end of period                       $14.90         $13.871         $12.867
Number of accumulation units
 outstanding at end of period               160,288         158,919         165,139
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                $13.862         $17.138         $19.041(1)
Value at end of period                       $10.31         $13.862         $17.138
Number of accumulation units
 outstanding at end of period             1,120,644       1,142,704       1,179,341
ING VP GROWTH OPPORTUNITIES
PORTFOLIO
Value at beginning of period                  $6.54(3)
Value at end of period                        $6.05
Number of accumulation units
 outstanding at end of period                   860
ING VP GROWTH PORTFOLIO
Value at beginning of period                $15.161         $20.969         $26.062(1)
Value at end of period                       $10.68         $15.161         $20.969
Number of accumulation units
 outstanding at end of period                68,948          61,211          59,769
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                $17.857         $20.854         $23.001(1)
Value at end of period                       $13.89         $17.857         $20.854
Number of accumulation units
 outstanding at end of period                99,296          88,176          83,050
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                $14.536         $14.860         $14.131(1)
Value at end of period                       $12.67         $14.536         $14.860
Number of accumulation units
 outstanding at end of period               102,598          37,986           8,616
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period                $10.698         $10.538          $9.929(1)
Value at end of period                        $9.20         $10.698         $10.538
Number of accumulation units
 outstanding at end of period                34,612          10,634           1,305

------------------------------------------------------------------

                                            2002            2001            2000
                                            ----            ----            ----
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                 $8.729         $11.568         $14.803(1)
Value at end of period                        $6.34          $8.729         $11.568
Number of accumulation units
 outstanding at end of period                13,962          11,003          11,241
ING VP INTERNATIONAL VALUE
PORTFOLIO
Value at beginning of period                 $10.18(1)
Value at end of period                        $8.02
Number of accumulation units
 outstanding at end of period                20,079
ING VP MAGNACAP PORTFOLIO
Value at beginning of period                  $8.73(1)
Value at end of period                        $6.85
Number of accumulation units
 outstanding at end of period                   729
ING VP MIDCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period                  $8.46(4)
Value at end of period                        $6.95
Number of accumulation units
 outstanding at end of period                 1,705
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                $12.655         $12.282         $11.938(1)
Value at end of period                       $12.75         $12.655         $12.282
Number of accumulation units
 outstanding at end of period               153,168         143,580         119,289
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                $10.605         $12.726         $11.307(1)
Value at end of period                       $10.29         $10.605         $12.726
Number of accumulation units
 outstanding at end of period                 7,621           6,888           6,520
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                $19.334         $18.754         $20.872(1)
Value at end of period                       $14.71         $19.334         $18.754
Number of accumulation units
 outstanding at end of period                79,164          79,782          68,242
ING VP SMALLCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period                  $6.75(4)
Value at end of period                        $5.01
Number of accumulation units
 outstanding at end of period                 8,794
ING VP STRATEGIC ALLOCATION
BALANCED PORTFOLIO
Value at beginning of period                $13.611         $14.763         $14.969(1)
Value at end of period                       $12.21         $13.611         $14.763
Number of accumulation units
 outstanding at end of period                 6,581           7,214           6,471
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period                $13.734         $15.662         $16.192(1)
Value at end of period                       $11.74         $13.734         $15.662
Number of accumulation units
 outstanding at end of period                20,535          18,369          15,300
ING VP STRATEGIC ALLOCATION INCOME
PORTFOLIO
Value at beginning of period                $13.942         $14.406         $14.232(1)
Value at end of period                       $13.22         $13.942         $14.406
Number of accumulation units
 outstanding at end of period                 3,767           2,429           1,444
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                 $4.461          $5.842          $9.939(1)
Value at end of period                        $2.60          $4.461          $5.842
Number of accumulation units
 outstanding at end of period               100,645          78,903          18,107
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                $18.644         $20.809         $19.863(1)
Value at end of period                       $13.68         $18.644         $20.809
Number of accumulation units
 outstanding at end of period                57,926          49,203           8,034
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                $20.487         $21.688         $22.439(1)
Value at end of period                       $19.00         $20.487         $21.688
Number of accumulation units
 outstanding at end of period               157,507         120,125          90,307
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period                $14.732         $13.794         $13.199(1)
Value at end of period                       $16.13         $14.732         $13.794
Number of accumulation units
 outstanding at end of period                35,934          26,491          21,144
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                $16.000         $21.445         $25.641(1)
Value at end of period                       $11.66         $16.000         $21.445
Number of accumulation units
 outstanding at end of period               113,817         105,687          84,667
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Value at beginning of period                $12.754         $21.249         $31.793(1)
Value at end of period                        $9.11         $12.754         $21.249
Number of accumulation units
 outstanding at end of period               363,786         336,511         331,173
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                $18.351         $23.867         $29.012(1)
Value at end of period                       $13.55         $18.351         $23.867
Number of accumulation units
 outstanding at end of period               262,434         254,990         251,658
LORD ABBETT GROWTH AND INCOME
PORTFOLIO
Value at beginning of period                  $9.54(1)
Value at end of period                        $7.90
Number of accumulation units
 outstanding at end of period                 1,250

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------------------------------------------------------------------

                                            2002            2001            2000
                                            ----            ----            ----
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period                  $9.67(1)
Value at end of period                        $8.37
Number of accumulation units
 outstanding at end of period                 8,926
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                $14.296         $16.395         $17.346(1)
Value at end of period                       $11.04         $14.296         $16.395
Number of accumulation units
 outstanding at end of period               105,832          62,870          18,702
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                $10.664         $10.260         $10.217(1)
Value at end of period                       $11.36         $10.664         $10.260
Number of accumulation units
 outstanding at end of period                 7,628           9,974           8,349
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period                  $9.63(1)
Value at end of period                        $8.03
Number of accumulation units
 outstanding at end of period                   356
PIONEER FUND VCT PORTFOLIO
Value at beginning of period                  $9.29(1)
Value at end of period                        $7.57
Number of accumulation units
 outstanding at end of period                    21
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period                 $10.47(1)
Value at end of period                        $8.78
Number of accumulation units
 outstanding at end of period                 1,048

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during May 2002.
(2)  Funds were first received in this option during November 2002.
(3)  Funds were first received in this option during July 2002.
(4)  Funds were first received in this option during June 2002.
(5) Funds were first received in this option during September 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during June 2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXV
    FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE EIGHT-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                         2002          2001          2000          1999          1998
                                         ----          ----          ----          ----          ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period              $9.168       $12.101       $13.753        $10.217(1)
Value at end of period                     $6.85        $9.168       $12.101        $13.753
Number of accumulation units
 outstanding at end of period          1,036,027     1,022,141     1,020,762         77,470
AIM V.I. CORE EQUITY FUND
Value at beginning of period              $7.534        $9.887       $11.716         $9.627(1)
Value at end of period                     $6.28        $7.534        $9.887        $11.716
Number of accumulation units
 outstanding at end of period          2,594,514     2,942,079     2,698,140        470,277
AIM V.I. GROWTH FUND
Value at beginning of period              $6.188        $9.477       $12.069         $9.513(1)
Value at end of period                     $4.22        $6.188        $9.477        $12.069
Number of accumulation units
 outstanding at end of period          1,261,471     1,216,675     1,068,221        240,556
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period              $8.375        $9.699       $11.506         $9.747(1)
Value at end of period                     $5.77        $8.375        $9.699        $11.506
Number of accumulation units
 outstanding at end of period          1,084,132     1,044,830       862,416        405,286
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period             $19.962       $21.722       $22.705        $20.485       $17.840
Value at end of period                    $17.32       $19.962       $21.722        $22.705       $20.485
Number of accumulation units
 outstanding at end of period            889,478       947,780     1,065,388      1,118,008     1,306,652
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period             $19.223       $22.182       $24.053        $19.601       $15.270
Value at end of period                    $17.21       $19.223       $22.182        $24.053       $19.601
Number of accumulation units
 outstanding at end of period          8,483,150     8,115,293     8,555,653      9,498,614     9,575,608
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period             $18.426       $19.632       $18.334        $17.459       $15.837
Value at end of period                    $15.11       $18.426       $19.632        $18.334       $17.459
Number of accumulation units
 outstanding at end of period          5,512,953     5,040,744     4,252,752      5,366,553     6,281,077
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO
Value at beginning of period             $18.588       $22.858       $25.999        $19.155       $13.904
Value at end of period                    $12.83       $18.588       $22.858        $25.999       $19.155
Number of accumulation units
 outstanding at end of period          9,741,645     9,927,690    10,298,747      9,652,436     7,144,438
FIDELITY-REGISTERED TRADEMARK- VIP
OVERSEAS PORTFOLIO
Value at beginning of period             $11.968       $15.374       $19.243        $13.662       $12.269
Value at end of period                     $9.42       $11.968       $15.374        $19.243       $13.662
Number of accumulation units
 outstanding at end of period            655,914       619,427       655,335        676,303       651,566
FRANKLIN SMALL CAP VALUE SECURITIES
FUND
Value at beginning of period             $10.293        $8.108(1)
Value at end of period                     $9.22       $10.293
Number of accumulation units
 outstanding at end of period            327,493         9,279

                                        1997          1996          1995          1994          1993
                                        ----          ----          ----          ----          ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CORE EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period             $15.044       $13.527       $10.554       $11.036      $10.278
Value at end of period                   $17.840       $15.044       $13.527       $10.554      $11.036
Number of accumulation units
 outstanding at end of period          1,499,989     1,313,324       966,098       521,141      144,168
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period             $12.455       $10.397       $10.000(1)
Value at end of period                   $15.270       $12.455       $10.397
Number of accumulation units
 outstanding at end of period         11,399,666     6,812,870     2,116,732
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period             $12.518       $11.092       $10.000(2)
Value at end of period                   $15.837       $12.518       $11.092
Number of accumulation units
 outstanding at end of period          7,111,490     5,007,706     1,660,304
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO
Value at beginning of period             $11.402       $10.066       $10.000(1)
Value at end of period                   $13.904       $11.402       $10.066
Number of accumulation units
 outstanding at end of period          6,586,698     5,171,098     1,833,794
FIDELITY-REGISTERED TRADEMARK- VIP
OVERSEAS PORTFOLIO
Value at beginning of period             $11.137        $9.961       $10.000(1)
Value at end of period                   $12.269       $11.137        $9.961
Number of accumulation units
 outstanding at end of period            718,565       487,709       196,090
FRANKLIN SMALL CAP VALUE SECURITIES
FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

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------------------------------------------------------------------

                                         2002          2001          2000          1999          1998
                                         ----          ----          ----          ----          ----
ING ALGER AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period               $6.60(1)
Value at end of period                     $5.02
Number of accumulation units
 outstanding at end of period             63,009
ING ALGER GROWTH PORTFOLIO
Value at beginning of period               $8.86(1)
Value at end of period                     $6.50
Number of accumulation units
 outstanding at end of period             19,747
ING AMERICAN CENTURY SMALL CAP
VALUE PORTFOLIO
Value at beginning of period              $10.13(1)
Value at end of period                     $8.08
Number of accumulation units
 outstanding at end of period            163,145
ING BARON SMALL CAP GROWTH
PORTFOLIO
Value at beginning of period              $10.00(1)
Value at end of period                     $8.69
Number of accumulation units
 outstanding at end of period            223,645
ING DSI ENHANCED INDEX PORTFOLIO
Value at beginning of period               $7.73(1)
Value at end of period                     $6.20
Number of accumulation units
 outstanding at end of period             10,497
ING GOLDMAN SACHS-REGISTERED
TRADEMARK- CAPITAL GROWTH PORTFOLIO
Value at beginning of period              $10.28(1)
Value at end of period                     $8.26
Number of accumulation units
 outstanding at end of period             13,555
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period             $17.910       $24.820       $31.255        $19.978       $16.986
Value at end of period                    $14.49       $17.910       $24.820        $31.255       $19.978
Number of accumulation units
 outstanding at end of period          2,328,539     2,680,991     3,143,512      3,509,645     4,030,904
ING JPMORGAN MID CAP VALUE
PORTFOLIO
Value at beginning of period              $10.06(1)
Value at end of period                     $9.17
Number of accumulation units
 outstanding at end of period             63,570
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period             $24.548       $33.037       $35.480        $24.145       $19.291
Value at end of period                    $16.93       $24.548       $33.037        $35.480       $24.145
Number of accumulation units
 outstanding at end of period          2,219,659     2,564,561     2,778,966      2,035,825     2,186,996
ING MFS GLOBAL GROWTH PORTFOLIO
Value at beginning of period              $10.06(1)
Value at end of period                     $8.32
Number of accumulation units
 outstanding at end of period              7,342
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period             $15.129       $19.365       $20.527        $16.758       $13.795
Value at end of period                    $11.22       $15.129       $19.365        $20.527       $16.758
Number of accumulation units
 outstanding at end of period          4,963,176     5,680,341     6,451,502      7,196,329     8,758,123
ING OPCAP BALANCED VALUE PORTFOLIO
Value at beginning of period              $11.38(1)
Value at end of period                     $9.63
Number of accumulation units
 outstanding at end of period             18,221

                                        1997          1996          1995          1994          1993
                                        ----          ----          ----          ----          ----
ING ALGER AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING ALGER GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING AMERICAN CENTURY SMALL CAP
VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING BARON SMALL CAP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING DSI ENHANCED INDEX PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING GOLDMAN SACHS-REGISTERED
TRADEMARK- CAPITAL GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL
Value at beginning of period             $16.776(1)
Value at end of period                   $16.986
Number of accumulation units
 outstanding at end of period          6,242,299
ING JPMORGAN MID CAP VALUE
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period             $19.016(1)
Value at end of period                   $19.291
Number of accumulation units
 outstanding at end of period          2,879,845
ING MFS GLOBAL GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period             $14.067(1)
Value at end of period                   $13.795
Number of accumulation units
 outstanding at end of period         11,539,850
ING OPCAP BALANCED VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

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------------------------------------------------------------------

                                         2002          2001          2000          1999          1998
                                         ----          ----          ----          ----          ----
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period              $10.00(1)
Value at end of period                    $10.72
Number of accumulation units
 outstanding at end of period            912,688
ING SALOMON BROTHERS AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period             $14.795       $20.033       $28.481        $19.114       $14.927
Value at end of period                     $9.45       $14.795       $20.033        $28.481       $19.114
Number of accumulation units
 outstanding at end of period          7,376,607     8,308,496     9,202,749      9,740,294    11,377,408
ING SALOMON BROTHERS FUNDAMENTAL
VALUE PORTFOLIO
Value at beginning of period              $15.51(1)
Value at end of period                    $11.90
Number of accumulation units
 outstanding at end of period             12,554
ING SALOMON BROTHERS INVESTORS
VALUE PORTFOLIO
Value at beginning of period              $12.13(1)
Value at end of period                     $9.81
Number of accumulation units
 outstanding at end of period             22,805
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period             $19.189       $21.643       $21.922        $18.146       $14.400
Value at end of period                    $14.54       $19.189       $21.643        $21.922       $18.146
Number of accumulation units
 outstanding at end of period          4,896,849     5,148,257     5,373,949      5,814,568     6,541,819
ING UBS TACTICAL ASSET ALLOCATION
PORTFOLIO
Value at beginning of period              $29.42(1)
Value at end of period                    $23.58
Number of accumulation units
 outstanding at end of period              8,399
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period               $9.91(1)
Value at end of period                     $8.31
Number of accumulation units
 outstanding at end of period            443,295
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period             $22.642       $23.936       $24.372        $21.723       $18.811
Value at end of period                    $20.06       $22.642       $23.936        $24.372       $21.723
Number of accumulation units
 outstanding at end of period         13,616,148    15,791,704    18,322,641     21,610,375    25,990,902
ING VP BOND PORTFOLIO
Value at beginning of period             $16.115       $15.007       $13.859        $14.137       $13.238
Value at end of period                    $17.24       $16.115       $15.007        $13.859       $14.137
Number of accumulation units
 outstanding at end of period         10,976,890    11,769,149     9,870,708     11,928,359    15,101,998
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period             $20.618       $25.588       $29.100        $25.094       $22.194
Value at end of period                    $15.27       $20.618       $25.588        $29.100       $25.094
Number of accumulation units
 outstanding at end of period         62,633,801    75,994,481    90,718,317    107,941,232   134,233,828
ING VP GROWTH OPPORTUNITIES
PORTFOLIO
Value at beginning of period               $7.97(1)
Value at end of period                     $6.02
Number of accumulation units
 outstanding at end of period             12,450
ING VP GROWTH PORTFOLIO
Value at beginning of period             $14.953       $20.761       $23.875        $17.912       $13.173
Value at end of period                    $10.49       $14.953       $20.761        $23.875       $17.912
Number of accumulation units
 outstanding at end of period          3,134,523     3,666,868     4,162,082      3,505,798     2,395,680

                                        1997          1996          1995          1994          1993
                                        ----          ----          ----          ----          ----
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period             $15.114(1)
Value at end of period                   $14.927
Number of accumulation units
 outstanding at end of period         16,549,322
ING SALOMON BROTHERS FUNDAMENTAL
VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING SALOMON BROTHERS INVESTORS
VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period             $14.112(1)
Value at end of period                   $14.400
Number of accumulation units
 outstanding at end of period          8,296,964
ING UBS TACTICAL ASSET ALLOCATION
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period             $15.551       $13.673       $10.868       $11.057      $10.189
Value at end of period                   $18.811       $15.551       $13.673       $10.868      $11.057
Number of accumulation units
 outstanding at end of period         34,194,804    36,147,028    38,152,395    23,139,604   11,368,365
ING VP BOND PORTFOLIO
Value at beginning of period             $12.377       $12.098       $10.360       $10.905      $10.068
Value at end of period                   $13.238       $12.377       $12.098       $10.360      $10.905
Number of accumulation units
 outstanding at end of period         18,047,780    20,036,622    21,379,976    11,713,354    4,084,142
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period             $17.302       $14.077       $10.778       $11.020      $10.454
Value at end of period                   $22.194       $17.302       $14.077       $10.778      $11.020
Number of accumulation units
 outstanding at end of period        177,627,474   185,328,132   188,964,022   114,733,035   44,166,470
ING VP GROWTH OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP GROWTH PORTFOLIO
Value at beginning of period             $11.635(2)
Value at end of period                   $13.173
Number of accumulation units
 outstanding at end of period             41,928

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
                                         2002          2001          2000          1999          1998
                                         ----          ----          ----          ----          ----
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period             $17.587       $20.618       $23.044        $18.772       $14.444
Value at end of period                    $13.63       $17.587       $20.618        $23.044       $18.772
Number of accumulation units
 outstanding at end of period         11,415,612    11,127,272    10,804,600     10,058,181     7,100,483
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period             $14.374       $14.751       $12.455        $10.891       $10.107(1)
Value at end of period                    $12.48       $14.374       $14.751        $12.455       $10.891
Number of accumulation units
 outstanding at end of period          4,188,495     2,436,650     1,651,222        395,150       146,921
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period             $10.579       $10.461        $9.645         $8.815        $9.996(1)
Value at end of period                     $9.07       $10.579       $10.461         $9.645        $8.815
Number of accumulation units
 outstanding at end of period          2,177,664     1,157,606       528,978        407,203       253,184
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of period              $8.632       $11.484       $14.594         $9.765       $10.182(1)
Value at end of period                     $6.25        $8.632       $11.484        $14.594        $9.765
Number of accumulation units
 outstanding at end of period            672,256       715,656       697,215        271,052        97,660
ING VP INTERNATIONAL VALUE
PORTFOLIO
Value at beginning of period              $9.542        $8.697(1)
Value at end of period                     $7.97        $9.542
Number of accumulation units
 outstanding at end of period            289,088           359
ING VP MAGNACAP PORTFOLIO
Value at beginning of period               $8.89(1)
Value at end of period                     $6.83
Number of accumulation units
 outstanding at end of period             52,119
ING VP MIDCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period              $9.446        $8.835(2)
Value at end of period                     $6.92        $9.446
Number of accumulation units
 outstanding at end of period             31,362            35
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of period             $13.929       $13.571       $12.917        $12.447       $11.951
Value at end of period                    $13.98       $13.929       $13.571        $12.917       $12.447
Number of accumulation units
 outstanding at end of period          8,751,582     9,788,389     9,554,319     11,010,659    10,102,496
ING VP NATURAL RESOURCES TRUST
Value at beginning of period             $13.490       $16.250       $13.900        $12.336       $15.541
Value at end of period                    $13.04       $13.490       $16.250        $13.900       $12.336
Number of accumulation units
 outstanding at end of period            313,361       332,944       373,905        489,113       755,984
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of period             $19.070       $18.568       $17.617        $13.633       $13.654
Value at end of period                    $14.46       $19.070       $18.568        $17.617       $13.633
Number of accumulation units
 outstanding at end of period          2,941,313     2,827,320     2,460,640      1,598,682     1,696,714
ING VP SMALLCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period              $8.945        $7.835(3)
Value at end of period                     $4.98        $8.945
Number of accumulation units
 outstanding at end of period             75,689         2,339
ING VP STRATEGIC ALLOCATION
BALANCED PORTFOLIO
Value at beginning of period             $14.991       $16.322       $16.458        $15.120       $14.456
Value at end of period                    $13.39       $14.991       $16.322        $16.458       $15.120
Number of accumulation units
 outstanding at end of period          1,772,984     1,945,392     2,083,593      2,306,431     2,863,812

                                        1997          1996          1995          1994          1993
                                        ----          ----          ----          ----          ----

ING VP INDEX PLUS LARGECAP PORTFOLI
Value at beginning of period             $10.924       $10.000(1)
Value at end of period                   $14.444       $10.924
Number of accumulation units
 outstanding at end of period          4,796,644       879,588
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INTERNATIONAL VALUE
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP MAGNACAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP MIDCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of period             $11.473       $11.026       $10.528       $10.241      $10.048
Value at end of period                   $11.951       $11.473       $11.026       $10.528      $10.241
Number of accumulation units
 outstanding at end of period         12,191,085    13,898,826    12,999,680     7,673,528    2,766,044
ING VP NATURAL RESOURCES TRUST
Value at beginning of period             $14.686       $11.720       $10.154       $10.877       $9.832
Value at end of period                   $15.541       $14.686       $11.720       $10.154      $10.877
Number of accumulation units
 outstanding at end of period          1,786,409       966,482       711,892       703,676      135,614
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of period             $12.299(3)
Value at end of period                   $13.654
Number of accumulation units
 outstanding at end of period            253,548
ING VP SMALLCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP STRATEGIC ALLOCATION
BALANCED PORTFOLIO
Value at beginning of period             $12.450       $10.612       $10.000(1)
Value at end of period                   $14.456       $12.450       $10.612
Number of accumulation units
 outstanding at end of period          2,469,082       918,336       294,673

 176
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------------------------------------------------------------------

                                         2002          2001          2000          1999          1998
                                         ----          ----          ----          ----          ----
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period             $15.374       $17.601       $17.940        $15.886       $15.422
Value at end of period                    $13.09       $15.374       $17.601        $17.940       $15.886
Number of accumulation units
 outstanding at end of period          2,264,302     2,337,042     2,468,024      2,759,063     3,508,677
ING VP STRATEGIC ALLOCATION INCOME
PORTFOLIO
Value at beginning of period             $15.039       $15.599       $15.070        $14.248       $13.491
Value at end of period                    $14.21       $15.039       $15.599        $15.070       $14.248
Number of accumulation units
 outstanding at end of period            973,538     1,083,315     1,251,618      1,420,931    11,971,281
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period              $4.436        $5.831        $9.999(1)
Value at end of period                     $2.57        $4.436        $5.831
Number of accumulation units
 outstanding at end of period          3,646,831     3,252,927     2,082,586
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period             $18.388       $20.602       $18.930        $16.030       $13.261
Value at end of period                    $13.44       $18.388       $20.602        $18.930       $16.030
Number of accumulation units
 outstanding at end of period          2,405,598     2,189,268     1,174,458        987,707     1,079,291
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period             $22.646       $24.064       $24.922        $19.908       $15.012
Value at end of period                    $20.92       $22.646       $24.064        $24.922       $19.908
Number of accumulation units
 outstanding at end of period          7,632,923     7,232,079     6,650,000      5,686,066     3,192,160
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period             $17.351       $16.308       $15.540        $15.487       $14.373
Value at end of period                    $18.93       $17.351       $16.308        $15.540       $15.487
Number of accumulation units
 outstanding at end of period          2,165,378     1,460,675     1,096,265      1,078,342     1,213,451
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period             $18.419       $24.782       $29.366        $20.651       $15.414
Value at end of period                    $13.37       $18.419       $24.782        $29.366       $20.651
Number of accumulation units
 outstanding at end of period          5,515,020     6,230,644     6,820,739      5,434,098     2,995,268
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Value at beginning of period             $18.778       $31.406       $46.640        $20.951       $15.801
Value at end of period                    $13.36       $18.778       $31.406        $46.640       $20.951
Number of accumulation units
 outstanding at end of period         11,370,433    13,156,546    14,665,251     12,224,096     7,536,062
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period             $22.056       $28.796       $34.574        $21.288       $16.720
Value at end of period                    $16.23       $22.056       $28.796        $34.574       $21.288
Number of accumulation units
 outstanding at end of period         12,701,306    14,623,768    16,487,772     15,478,181    14,519,620
LORD ABBETT GROWTH AND INCOME
PORTFOLIO
Value at beginning of period              $9.703        $8.622(1)
Value at end of period                     $7.85        $9.703
Number of accumulation units
 outstanding at end of period            662,587       119,942
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period              $9.341        $8.112(1)
Value at end of period                     $8.32        $9.341
Number of accumulation units
 outstanding at end of period            466,937         6,563
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period             $13.823       $13.820(4)
Value at end of period                         0       $13.823
Number of accumulation units
 outstanding at end of period                  0            11

                                        1997          1996          1995          1994          1993
                                        ----          ----          ----          ----          ----
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period             $13.025       $10.673       $10.000(1)
Value at end of period                   $15.422       $13.025       $10.673
Number of accumulation units
 outstanding at end of period          3,543,367     1,314,997       393,053
ING VP STRATEGIC ALLOCATION INCOME
PORTFOLIO
Value at beginning of period             $11.930       $10.580       $10.000(1)
Value at end of period                   $13.491       $11.930       $10.580
Number of accumulation units
 outstanding at end of period          1,624,842       513,590       143,637
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period             $12.913(4)
Value at end of period                   $13.261
Number of accumulation units
 outstanding at end of period            100,928
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period             $12.449       $10.850       $10.000(1)
Value at end of period                   $15.012       $12.449       $10.850
Number of accumulation units
 outstanding at end of period          1,911,789       996,510        93,304
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period             $13.022       $12.077        $9.873       $10.000(1)
Value at end of period                   $14.373       $13.022       $12.077        $9.873
Number of accumulation units
 outstanding at end of period            934,053       619,287       315,361        28,543
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period             $12.716       $10.870       $10.000(1)
Value at end of period                   $15.414       $12.716       $10.870
Number of accumulation units
 outstanding at end of period          3,100,436     2,018,527       259,196
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Value at beginning of period             $14.202       $13.322       $10.581       $10.000(1)
Value at end of period                   $15.801       $14.202       $13.322       $10.581
Number of accumulation units
 outstanding at end of period          9,271,525     8,835,470     4,887,060       753,862
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period             $13.860       $10.877       $10.000(1)
Value at end of period                   $16.720       $13.860       $10.877
Number of accumulation units
 outstanding at end of period         17,194,687     8,715,825     1,036,040
LORD ABBETT GROWTH AND INCOME
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

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
                                         2002          2001          2000          1999          1998
                                         ----          ----          ----          ----          ----
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period             $14.137       $16.275       $15.681        $10.018       $10.079(1)
Value at end of period                    $10.87       $14.137       $16.275        $15.681       $10.018
Number of accumulation units
 outstanding at end of period          3,165,764     1,933,782     1,084,590        184,292        39,441
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period             $10.545       $10.185       $10.048         $9.895       $10.015(1)
Value at end of period                    $11.19       $10.545       $10.185        $10.048        $9.895
Number of accumulation units
 outstanding at end of period            405,892       250,140       169,954         90,616        71,074
PAX WORLD BALANCED FUND, INC.
Value at beginning of period               $8.51(2)
Value at end of period                     $8.14
Number of accumulation units
 outstanding at end of period                208
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period              $9.610        $9.279(3)
Value at end of period                     $7.99        $9.610
Number of accumulation units
 outstanding at end of period            167,518         2,342
PIONEER FUND VCT PORTFOLIO
Value at beginning of period               $9.26(1)
Value at end of period                     $7.53
Number of accumulation units
 outstanding at end of period             19,128
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period              $9.961        $8.496(1)
Value at end of period                     $8.73        $9.961
Number of accumulation units
 outstanding at end of period             94,165         3,545

                                        1997          1996          1995          1994          1993
                                        ----          ----          ----          ----          ----
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PAX WORLD BALANCED FUND, INC.
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PIONEER FUND VCT PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during May 2002.
(2)  Funds were first received in this option during June 2002.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during September 2001.
(2)  Funds were first received in this option during November 2001.
(3)  Funds were first received in this option during October 2001.
(4)  Funds were first received in this option during August 2001.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during May 1999.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
(2)  Funds were first received in this option during June 1997.
(3)  Funds were first received in this option during July 1997.
(4)  Funds were first received in this option during August 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established at $10.000 during August 1996, when the portfolio became available under the contract.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during August 1995 when the fund became available under the contract.
(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.L7-H3-8. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXVI
                    FOR MULTIPLE OPTION CONTRACTS ISSUED TO
                    SAN BERNARDINO COUNTY AND MACOMB COUNTY
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE EIGHT-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                            2002      2001      2000      1999       1998      1997       1996       1995        1994        1993
                            ----      ----      ----      ----       ----      ----       ----       ----        ----        ----
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                      $8.584    $9.942   $11.650(1)
Value at end of period        $5.91    $8.584    $9.942
Number of accumulation
 units outstanding at end
 of period                      166        53        18
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                     $26.491   $28.827   $30.131   $27.186    $23.675   $19.965    $17.951    $13.990     $14.640     $13.726
Value at end of period       $22.98   $26.491   $28.827   $30.131    $27.186   $23.675    $19.965    $17.951     $13.990     $14.640
Number of accumulation
 units outstanding at end
 of period                   18,579    19,629    17,779   880,319    917,567   929,282    898,279    856,361     743,464     705,415
FIDELITY-REGISTERED
TRADEMARK- VIP ASSET
MANAGER-SM- PORTFOLIO
Value at beginning of
 period                                         $18.343   $16.719
Value at end of period                          $17.950   $18.343
Number of accumulation
 units outstanding at end
 of period                                            0 1,511,789
FIDELITY-REGISTERED
TRADEMARK- VIP
CONTRAFUND-REGISTERED
TRADEMARK-PORTFOLIO
Value at beginning of
 period                     $21.749   $25.097   $27.214   $22.177    $17.276   $14.092    $11.763    $10.000(1)
Value at end of period       $19.47   $21.749   $25.097   $27.214    $22.177   $17.276    $14.092    $11.763
Number of accumulation
 units outstanding at end
 of period                    2,568     2,117     1,721 3,780,287  3,333,320 2,706,862  1,522,169  52521,476
FIDELITY-REGISTERED
TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                     $19.298   $20.561   $19.201   $18.285    $16.587   $13.110    $11.617    $10.000(1)
Value at end of period       $15.83   $19.298   $20.561   $19.201    $18.285   $16.587    $13.110    $11.617
Number of accumulation
 units outstanding at end
 of period                      396       916       876 2,271,494  2,533,673 2,139,178  1,454,755    628,582
FIDELITY-REGISTERED
TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of
 period                     $18.832   $23.158   $26.340   $19.406    $14.087   $11.843(1)
Value at end of period       $13.00   $18.832   $23.158   $26.340    $19.406   $14.087
Number of accumulation
 units outstanding at end
 of period                      461       289       163        78         72        29
FIDELITY-REGISTERED
TRADEMARK- VIP HIGH
INCOME PORTFOLIO
Value at beginning of
 period                                          $9.638    $9.023
Value at end of period                           $9.532    $9.638
Number of accumulation
 units outstanding at end
 of period                                            0   194,440
FIDELITY-REGISTERED
TRADEMARK- VIP INDEX 500
PORTFOLIO
Value at beginning of
 period                                         $28.147   $23.650
Value at end of period                          $27.124   $28.147
Number of accumulation
 units outstanding at end
 of period                                            0 4,354,723
FIDELITY-REGISTERED
TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of
 period                                                              $11.400   $10.197    $10.000(2)
Value at end of period                                               $12.560   $11.400    $10.197
Number of accumulation
 units outstanding at end
 of period                                                                 0     1,302

------------------------------------------------------------------

                            2002      2001      2000      1999       1998      1997       1996       1995        1994        1993
                            ----      ----      ----      ----       ----      ----       ----       ----        ----        ----
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of
 period                     $18.672   $25.876   $32.585   $20.829    $17.709   $17.490(2)
Value at end of period       $15.11   $18.672   $25.876   $32.585    $20.829   $17.709
Number of accumulation
 units outstanding at end
 of period                   27,815    33,687    35,301 2,807,485  2,962,631 3,237,710
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                     $29.828   $40.144   $43.112   $29.339    $23.440   $23.106(2)
Value at end of period       $20.57   $29.828   $40.144   $43.112    $29.339   $23.440
Number of accumulation
 units outstanding at end
 of period                   49,978    52,756    54,583 2,448,587  2,244,308 2,018,219
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                     $13.116   $16.788   $17.796   $14.528    $11.960   $12.195(2)
Value at end of period        $9.73   $13.116   $16.788   $17.796    $14.528   $11.960
Number of accumulation
 units outstanding at end
 of period                   64,675    75,613    78,522   194,296  1,379,653   232,418
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of
 period                     $14.914   $20.194   $28.710   $19.268    $15.046   $15.236(2)
Value at end of period        $9.53   $14.914   $20.194   $28.710    $19.268   $15.046
Number of accumulation
 units outstanding at end
 of period                   97,563   101,413    96,466 3,024,975  3,101,880 2,707,904
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                     $22.131   $24.962   $25.283   $20.929    $16.608   $16.276(2)
Value at end of period       $16.76   $22.131   $24.962   $25.283    $20.929   $16.608
Number of accumulation
 units outstanding at end
 of period                      528       383       199 1,549,310  1,564,888 1,317,058
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                     $29.730   $31.424   $32.002   $28.524    $24.700   $20.419    $17.954    $14.270     $14.519     $13.379
Value at end of period       $26.33   $29.730   $31.424   $32.002    $28.524   $24.700    $20.419    $17.954     $14.270     $14.519
Number of accumulation
 units outstanding at end
 of period                   35,681    35,756   148,870 2,155,445  2,294,877 2,160,305  2,716,641  9,193,181  21,990,186  30,784,750
ING VP BOND PORTFOLIO
Value at beginning of
 period                     $62.489   $58.190   $53.738   $54.819    $51.330   $47.992    $46.913    $40.173     $42.283     $39.038
Value at end of period       $66.86   $62.489   $58.190   $53.738    $54.819   $51.330    $47.992    $46.913     $40.173     $42.283
Number of accumulation
 units outstanding at end
 of period                   10,637    11,856     6,930   867,416    994,987   959,336    835,724  2,377,622   5,108,720   8,210,666
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                    $201.929  $250.600  $284.994  $245.765   $217.359  $169.448   $137.869   $105.558    $107.925    $102.383
Value at end of period      $149.58  $201.929  $250.600  $284.994   $245.765  $217.359   $169.448   $137.869    $105.558    $107.925
Number of accumulation
 units outstanding at end
 of period                   10,050    10,924    11,885 1,555,542  1,747,097 1,826,355  2,071,139  6,364,000  13,966,072  21,148,863
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                     $11.351   $15.760   $18.124   $13.597    $11.392(1)
Value at end of period        $7.97   $11.351   $15.760   $18.124    $13.597
Number of accumulation
 units outstanding at end
 of period                      568       675       840       781         17
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                     $17.587   $20.618   $23.044   $18.772    $14.444   $14.493(3)
Value at end of period       $13.63   $17.587   $20.618   $23.044    $18.772   $14.444
Number of accumulation
 units outstanding at end
 of period                    1,205       884       529 2,748,955  1,302,825    17,771
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                     $14.965   $14.669(1)   $12.967   $11.338    $9.928(2)
Value at end of period       $12.99   $14.965   $13.325   $12.967    $11.338
Number of accumulation
 units outstanding at end
 of period                       31         9         0    73,984     35,201
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                       $9.62(1)          $10.019    $9.157    $10.193(2)
Value at end of period        $9.42             $10.234   $10.019     $9.157
Number of accumulation
 units outstanding at end
 of period                       29                   0   118,433     81,388

------------------------------------------------------------------

                            2002      2001      2000      1999       1998      1997       1996       1995        1994        1993
                            ----      ----      ----      ----       ----      ----       ----       ----        ----        ----
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                     $47.989   $46.754   $44.501   $42.883    $41.174   $39.528    $37.988    $36.271     $35.282     $34.619
Value at end of period       $48.16   $47.989   $46.754   $44.501    $42.883   $41.174    $39.528    $37.988     $36.271     $35.282
Number of accumulation
 units outstanding at end
 of period                    4,469     4,461     3,601   845,679    564,537   455,502    597,656  1,836,260   3,679,802   5,086,515
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                     $12.503   $15.061   $12.882   $11.433    $14.403   $13.611    $10.862     $9.412     $10.071      $9.193
Value at end of period       $12.09   $12.503   $15.061   $12.882    $11.433   $14.403    $13.611    $10.862      $9.412     $10.071
Number of accumulation
 units outstanding at end
 of period                    5,724     3,386     4,697   437,491    534,962   650,486    587,248    530,562     533,016     341,771
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning of
 period                     $14.991   $16.322   $16.458   $15.120    $14.456   $12.577(4)
Value at end of period       $13.39   $14.991   $16.322   $16.458    $15.120   $14.456
Number of accumulation
 units outstanding at end
 of period                       35        35        30    30,738     31,468       873
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning of
 period                     $15.374   $17.601   $17.940   $15.886    $15.422   $13.291(4)
Value at end of period       $13.09   $15.374   $17.601   $17.940    $15.886   $15.422
Number of accumulation
 units outstanding at end
 of period                      262       203       149    33,852     21,430       380
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning of
 period                     $15.039   $15.599   $15.070   $14.248    $13.491   $12.296(4)
Value at end of period       $14.21   $15.039   $15.599   $15.070    $14.248   $13.491
Number of accumulation
 units outstanding at end
 of period                      803       621       490    46,462     95,526     2,279
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                      $11.05(2)          $14.274   $12.088    $11.472(2)
Value at end of period       $10.14             $13.820   $14.274    $12.088
Number of accumulation
 units outstanding at end
 of period                       60                   0    74,768     33,957
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                     $22.652   $24.071   $24.929   $19.914    $15.016   $12.453    $10.853    $10.000(2)
Value at end of period       $20.93   $22.652   $24.071   $24.929    $19.914   $15.016    $12.453    $10.853
Number of accumulation
 units outstanding at end
 of period                      839       675       592       476      3,698     7,873        231        161
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                     $17.419   $16.372   $15.601   $15.548    $14.430   $13.074    $12.124     $9.911     $10.000(1)
Value at end of period       $19.00   $17.419   $16.372   $15.601    $15.548   $14.430    $13.074    $12.124      $9.911
Number of accumulation
 units outstanding at end
 of period                    9,149     6,498     2,254     6,629      8,967     5,211      3,761      3,345       1,555
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                     $20.094   $27.035   $32.036   $22.529    $16.816   $13.872    $11.859    $10.000(2)
Value at end of period       $14.58   $20.094   $27.035   $32.036    $22.529   $16.816    $13.872    $11.859
Number of accumulation
 units outstanding at end
 of period                    1,870     1,949     1,534 2,721,885  1,354,047 1,109,942    663,945    109,717
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning of
 period                     $21.598   $36.122   $53.644   $24.098    $18.174   $16.334    $15.323    $12.169     $10.000(2)
Value at end of period       $15.37   $21.598   $36.122   $53.644    $24.098   $18.174    $16.334    $15.323     $12.169
Number of accumulation
 units outstanding at end
 of period                   71,524    73,818    82,204 3,274,450  2,142,130 1,939,607  1,893,718  1,280,953     393,553
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                     $24.654   $32.189   $38.648   $23.797    $18.690   $15.493    $12.158    $10.000(2)
Value at end of period       $18.14   $24.654   $32.189   $38.648    $23.797   $18.690    $15.493    $12.158
Number of accumulation
 units outstanding at end
 of period                    2,880     2,206     1,678 5,548,674  4,687,167 3,873,511  2,090,908    314,653
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                     $14.538   $16.737   $16.126   $10.303    $10.077(3)
Value at end of period       $11.18   $14.538   $16.737   $16.126    $10.303
Number of accumulation
 units outstanding at end
 of period                       87        67        44    59,571     20,548

------------------------------------------------------------------

                            2002      2001      2000      1999       1998      1997       1996       1995        1994        1993
                            ----      ----      ----      ----       ----      ----       ----       ----        ----        ----
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of
 period                                         $10.089    $9.935    $10.055(2)
Value at end of period                                0   $10.089     $9.935
Number of accumulation
 units outstanding at end
 of period                                            0   173,219    100,555

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during August 2002.
(2)  Funds were first received in this option during July 2002.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during July 2001.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during September 1998.
(2)  Funds were first received in this option during May 1998.
(3)  Funds were first received in this option during June 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during January 1997.
(2)  Funds were first received in this option during November 1997.
(3)  Funds were first received in this option during December 1997.
(4)  Funds were first received in this option during February 1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract.
(2) The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during November 1994, when funds were first received in this option.
(2) The initial accumulation unit value was established at $10.000 during June 1994, when funds were first received in this option.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XXVII
    FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997) (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                 2002       2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----       ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                      $9.106    $12.050    $13.729    $10.165(1)
Value at end of period                             $6.79     $9.106    $12.050    $13.729
Number of accumulation units outstanding at
 end of period                                    20,848     24,468     28,018      2,372
AIM V.I. CORE EQUITY FUND
Value at beginning of period                      $7.483     $9.845    $11.695     $9.684(2)
Value at end of period                             $6.22     $7.483     $9.845    $11.695
Number of accumulation units outstanding at
 end of period                                    36,100     38,470     38,374      5,151
AIM V.I. GROWTH FUND
Value at beginning of period                      $6.146     $9.437    $12.048    $10.209(3)
Value at end of period                             $4.18     $6.146     $9.437    $12.048
Number of accumulation units outstanding at
 end of period                                    38,466     29,226     25,091      2,771
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                      $8.318     $9.658    $11.486     $9.842(2)
Value at end of period                             $5.71     $8.318     $9.658    $11.486
Number of accumulation units outstanding at
 end of period                                    22,963     18,992      9,997      2,077
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                     $19.727    $21.521    $22.550    $20.397    $17.808    $14.934(1)
Value at end of period                            $17.07    $19.727    $21.521    $22.550    $20.397    $17.808
Number of accumulation units outstanding at
 end of period                                    30,377     28,749     28,518     27,661     24,487     20,521
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                     $18.997    $21.977    $23.889    $19.516    $15.242    $12.388(1)
Value at end of period                            $16.96    $18.997    $21.977    $23.889    $19.516    $15.242
Number of accumulation units outstanding at
 end of period                                   159,118    156,910    157,051    170,565    157,444    146,381
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                     $18.209    $19.450    $18.209    $17.384    $15.808    $12.711(1)
Value at end of period                            $14.90    $18.209    $19.450    $18.209    $17.384    $15.808
Number of accumulation units outstanding at
 end of period                                   150,449    136,762    118,945    145,786    222,658    117,588
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                     $18.369    $22.646    $25.822    $19.072    $13.879    $11.373(1)
Value at end of period                            $12.65    $18.369    $22.646    $25.822    $19.072    $13.879
Number of accumulation units outstanding at
 end of period                                   219,551    211,010    211,306    200,009    228,969    104,982
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                     $11.827    $15.231    $19.112    $13.603    $12.247    $11.253(1)
Value at end of period                             $9.29    $11.827    $15.231    $19.112    $13.603    $12.247
Number of accumulation units outstanding at
 end of period                                    18,351     15,492     13,970     12,105     11,523      8,098
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period                      $11.51(1)
Value at end of period                             $9.19
Number of accumulation units outstanding at
 end of period                                     3,027
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                       $6.20(2)
Value at end of period                             $5.00
Number of accumulation units outstanding at
 end of period                                       140
ING ALGER GROWTH PORTFOLIO
Value at beginning of period                       $7.40(3)
Value at end of period                             $6.48
Number of accumulation units outstanding at
 end of period                                       163
ING AMERICAN CENTURY SMALL CAP VALUE
PORTFOLIO
Value at beginning of period                       $8.44(3)
Value at end of period                             $8.07
Number of accumulation units outstanding at
 end of period                                     1,575
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period                       $8.79(3)
Value at end of period                             $8.67
Number of accumulation units outstanding at
 end of period                                     4,599

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------------------------------------------------------------------

                                                 2002       2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----       ----
ING DSI ENHANCED INDEX PORTFOLIO
Value at beginning of period                       $6.00(4)
Value at end of period                             $6.18
Number of accumulation units outstanding at
 end of period                                        10
ING GOLDMAN SACHS-REGISTERED TRADEMARK-
CAPITAL GROWTH PORTFOLIO
Value at beginning of period                       $8.85(5)
Value at end of period                             $8.24
Number of accumulation units outstanding at
 end of period                                         9
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                     $17.699    $24.590    $31.043    $19.892    $16.955    $16.749(2)
Value at end of period                            $14.28    $17.699    $24.590    $31.043    $19.892    $16.955
Number of accumulation units outstanding at
 end of period                                    44,371     45,752     51,363     52,692     45,320     48,385
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period                       $7.83(3)
Value at end of period                             $9.15
Number of accumulation units outstanding at
 end of period                                        91
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                     $24.260    $32.731    $35.239    $24.041    $19.256    $18.985(2)
Value at end of period                            $16.69    $24.260    $32.731    $35.239    $24.041    $19.256
Number of accumulation units outstanding at
 end of period                                    38,660     44,604     41,529     34,760     28,002     25,830
ING MFS GLOBAL GROWTH PORTFOLIO
Value at beginning of period                       $8.45(4)
Value at end of period                             $8.30
Number of accumulation units outstanding at
 end of period                                     5,428
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                     $14.951    $19.185    $20.388    $16.685    $13.770    $14.044(2)
Value at end of period                            $11.06    $14.951    $19.185    $20.388    $16.685    $13.770
Number of accumulation units outstanding at
 end of period                                   108,074    120,475    131,412    139,056    146,728    149,523
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period                      $10.10(2)
Value at end of period                            $10.70
Number of accumulation units outstanding at
 end of period                                    11,498
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                     $14.621    $19.847    $28.288    $19.032    $14.899    $15.090(2)
Value at end of period                             $9.32    $14.621    $19.847    $28.288    $19.032    $14.899
Number of accumulation units outstanding at
 end of period                                   132,853    137,851    140,183    133,579    135,641    131,565
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                     $18.964    $21.443    $21.773    $18.068    $14.374    $14.090(2)
Value at end of period                            $14.33    $18.964    $21.443    $21.773    $18.068    $14.374
Number of accumulation units outstanding at
 end of period                                    98,320     91,527     91,561     93,176     91,620     79,799
ING UBS TACTICAL ASSET ALLOCATION PORTFOLIO
Value at beginning of period                      $21.42(3)
Value at end of period                            $23.52
Number of accumulation units outstanding at
 end of period                                        33
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period                       $8.47(3)
Value at end of period                             $8.29
Number of accumulation units outstanding at
 end of period                                     5,241
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                     $22.375    $23.714    $24.206    $21.629    $18.776    $15.674(1)
Value at end of period                            $19.77    $22.375    $23.714    $24.206    $21.629    $18.776
Number of accumulation units outstanding at
 end of period                                   277,477    304,553    317,955    352,495    385,862    478,117
ING VP BOND PORTFOLIO
Value at beginning of period                     $15.926    $14.868    $13.764    $14.076    $13.213    $12.302(1)
Value at end of period                            $17.00    $15.926    $14.868    $13.764    $14.076    $13.213
Number of accumulation units outstanding at
 end of period                                   193,755    176,720    155,214    186,303    199,388    215,650
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                     $20.376    $25.351    $28.902    $24.986    $22.153    $17.861(1)
Value at end of period                            $15.06    $20.376    $25.351    $28.902    $24.986    $22.153
Number of accumulation units outstanding at
 end of period                                   920,124  1,096,214  1,314,585  1,449,638  1,587,351  1,699,982
ING VP GROWTH PORTFOLIO
Value at beginning of period                     $14.777    $20.569    $23.713    $17.834    $13.149    $12.739(3)
Value at end of period                            $10.34    $14.777    $20.569    $23.713    $17.834    $13.149
Number of accumulation units outstanding at
 end of period                                    58,093     65,576     74,056     63,831     36,839      3,326
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                     $17.381    $20.427    $22.887    $18.691    $14.418    $11.345(1)
Value at end of period                            $13.44    $17.381    $20.427    $22.887    $18.691    $14.418
Number of accumulation units outstanding at
 end of period                                   162,093    152,444    146,863    118,788     68,841     27,945
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                     $14.242    $14.653    $12.403    $10.872     $9.946(1)
Value at end of period                            $12.33    $14.242    $14.653    $12.403    $10.872
Number of accumulation units outstanding at
 end of period                                    66,409     42,162     22,440      3,733        203

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------------------------------------------------------------------

                                                 2002       2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----       ----
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                     $10.481    $10.391     $9.604     $8.800     $9.775(2)
Value at end of period                             $8.96    $10.481    $10.391     $9.604     $8.800
Number of accumulation units outstanding at
 end of period                                    34,822     18,943      7,534      1,705        598
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                      $8.553    $11.407    $14.532     $9.748     $9.737(3)
Value at end of period                             $6.18     $8.553    $11.407    $14.532     $9.748
Number of accumulation units outstanding at
 end of period                                    10,022      8,304      9,524      4,118      1,095
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period                       $8.31(3)
Value at end of period                             $7.95
Number of accumulation units outstanding at
 end of period                                       224
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                     $13.765    $13.445    $12.829    $12.393    $11.929    $11.592(1)
Value at end of period                            $13.78    $13.765    $13.445    $12.829    $12.393    $11.929
Number of accumulation units outstanding at
 end of period                                   194,182    171,507    131,198    136,761    123,429    176,703
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                     $13.331    $16.099    $13.805    $12.283    $15.512    $13.756(1)
Value at end of period                            $12.86    $13.331    $16.099    $13.805    $12.283    $15.512
Number of accumulation units outstanding at
 end of period                                     5,191      4,743      5,288     10,231     14,342     26,426
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                     $18.845    $18.396    $17.497    $13.574    $13.629    $13.629(3)
Value at end of period                            $14.25    $18.845    $18.396    $17.497    $13.574    $13.629
Number of accumulation units outstanding at
 end of period                                    54,716     44,050     40,696     18,033     21,070         82
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                       $5.84(3)
Value at end of period                             $4.96
Number of accumulation units outstanding at
 end of period                                        70
ING VP STRATEGIC ALLOCATION BALANCED
PORTFOLIO
Value at beginning of period                     $14.814    $16.170    $16.346    $15.055    $14.430    $12.449(1)
Value at end of period                            $13.20    $14.814    $16.170    $16.346    $15.055    $14.430
Number of accumulation units outstanding at
 end of period                                    32,472     34,726     32,973     32,067     32,997     26,483
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period                     $15.194    $17.437    $17.818    $15.818    $15.394    $13.020(1)
Value at end of period                            $12.91    $15.194    $17.437    $17.818    $15.818    $15.394
Number of accumulation units outstanding at
 end of period                                    39,075     36,845     37,681     40,362     38,620     29,840
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period                     $14.862    $15.454    $14.967    $14.187    $13.467    $11.873(1)
Value at end of period                            $14.00    $14.862    $15.454    $14.967    $14.187    $13.467
Number of accumulation units outstanding at
 end of period                                    18,117     19,581     17,583     23,515     32,088     14,817
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                      $4.417     $5.821     $9.738(1)
Value at end of period                             $2.55     $4.417     $5.821
Number of accumulation units outstanding at
 end of period                                    38,675     31,262     41,668
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                     $18.172    $20.412    $15.960    $13.237    $13.237(2)
Value at end of period                            $13.25    $18.172    $20.412    $18.801    $15.960    $13.237
Number of accumulation units outstanding at
 end of period                                    31,865     23,922     12,929     12,803     15,870         84
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                     $22.379    $23.841    $24.752    $19.822    $14.984    $12.760(1)
Value at end of period                            $20.63    $22.379    $23.841    $24.752    $19.822    $14.984
Number of accumulation units outstanding at
 end of period                                   170,122    154,837    149,659     84,774     53,980     19,967
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                     $17.147    $16.157    $15.434    $15.420    $14.347    $13.025(1)
Value at end of period                            $18.66    $17.147    $16.157    $15.434    $15.420    $14.347
Number of accumulation units outstanding at
 end of period                                    49,317     25,090     14,367     13,514     14,524      8,189
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                     $18.202    $24.552    $29.166    $20.562    $15.386    $12.975(1)
Value at end of period                            $13.18    $18.202    $24.552    $29.166    $20.562    $15.386
Number of accumulation units outstanding at
 end of period                                   108,558    129,065    127,708     96,294     56,525     53,182
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                     $18.557    $31.115    $46.323    $20.861    $15.773    $12.594(1)
Value at end of period                            $13.17    $18.557    $31.115    $46.323    $20.861    $15.773
Number of accumulation units outstanding at
 end of period                                   228,222    235,034    230,521    175,442    100,075     85,304
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                     $21.796    $28.529    $34.339    $21.196    $16.689    $14.439(1)
Value at end of period                            $16.00    $21.796    $28.529    $34.339    $21.196    $16.689
Number of accumulation units outstanding at
 end of period                                   225,378    248,276    259,044    215,248    182,951    168,191
LORD ABBETT GROWTH AND INCOME PORTFOLIO
Value at beginning of period                       $9.06(2)
Value at end of period                             $7.83
Number of accumulation units outstanding at
 end of period                                     6,513

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------------------------------------------------------------------

                                                 2002       2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----       ----
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period                       $9.65(1)
Value at end of period                             $8.29
Number of accumulation units outstanding at
 end of period                                     4,669
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                     $14.007    $16.166    $15.615    $10.001     $9.728(3)
Value at end of period                            $10.74    $14.007    $16.166    $15.615    $10.001
Number of accumulation units outstanding at
 end of period                                    63,955     38,712     23,682      7,932        152
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                     $10.449    $10.117    $10.006     $9.878     $9.666(4)
Value at end of period                            $11.06    $10.449    $10.117    $10.006     $9.878
Number of accumulation units outstanding at
 end of period                                     3,630      2,600      1,311        234         11
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period                       $8.90(2)
Value at end of period                             $7.96
Number of accumulation units outstanding at
 end of period                                       378
PIONEER FUND VCT PORTFOLIO
Value at beginning of period                       $7.96(5)
Value at end of period                             $7.51
Number of accumulation units outstanding at
 end of period                                        20
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period                      $10.36(1)
Value at end of period                             $8.70
Number of accumulation units outstanding at
 end of period                                     1,529

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during May 2002.
(2)  Funds were first received in this option during June 2002.
(3)  Funds were first received in this option during July 2002.
(4)  Funds were first received in this option during October 2002.
(5) Funds were first received in this option during August 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during May 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during August 1999.
(2)  Funds were first received in this option during June 1999.
(3) Funds were first received in this option during July 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during July 1998.
(2)  Funds were first received in this option during May 1998.
(3)  Funds were first received in this option during June 1998.
(4) Funds were first received in this option during November 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during April 1997.
(2)  Funds were first received in this option during November 1997.
(3)  Funds were first received in this option during December 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XXVIII
       FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS
                        AND DEFERRED COMPENSATION PLANS
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                 2002       2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----       ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                      $9.172    $12.106    $13.759    $10.649(1)
Value at end of period                             $6.85     $9.172    $12.106    $13.759
Number of accumulation units outstanding at
 end of period                                       715      3,533      3,771      2,465
AIM V.I. CORE EQUITY FUND
Value at beginning of period                      $7.537     $9.891    $11.721     $9.763(2)
Value at end of period                             $6.28     $7.537     $9.891    $11.721
Number of accumulation units outstanding at
 end of period                                     6,973     12,096     13,778      4,408
AIM V.I. GROWTH FUND
Value at beginning of period                      $6.190     $9.481    $14.498(1)
Value at end of period                             $4.22     $6.190     $9.481
Number of accumulation units outstanding at
 end of period                                     8,212      7,892      7,621
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                      $8.378     $9.703    $11.511     $9.778(3)
Value at end of period                             $5.77     $8.378     $9.703    $11.511
Number of accumulation units outstanding at
 end of period                                    22,827     22,233     24,288     27,063
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                     $19.962    $21.722    $22.705    $20.485    $17.840    $16.178(1)
Value at end of period                            $17.32    $19.962    $21.722    $22.705    $20.485    $17.840
Number of accumulation units outstanding at
 end of period                                       792        803        969      1,312      3,612      3,576
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                     $19.223    $22.182    $24.053    $19.601    $15.270    $13.443(1)
Value at end of period                            $17.21    $19.223    $22.182    $24.053    $19.601    $15.270
Number of accumulation units outstanding at
 end of period                                    22,723     15,976     34,734     35,985     31,455     29,365
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                     $18.426    $19.632    $18.334    $17.459    $15.837    $14.065(1)
Value at end of period                            $15.11    $18.426    $19.632    $18.334    $17.459    $15.837
Number of accumulation units outstanding at
 end of period                                    20,155     10,111     33,029     31,846     44,812     49,884
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                     $18.588    $22.858    $25.999    $19.155    $13.904    $12.498(1)
Value at end of period                            $12.83    $18.588    $22.858    $25.999    $19.155    $13.904
Number of accumulation units outstanding at
 end of period                                    44,288     47,724     62,729     60,970     41,575     31,477
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                     $11.968    $15.374    $19.243    $13.662    $12.269    $12.518(1)
Value at end of period                             $9.42    $11.968    $15.374    $19.243    $13.662    $12.269
Number of accumulation units outstanding at
 end of period                                     1,125      1,364      2,771      1,456      1,816      1,206
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                     $17.910    $24.820    $31.255    $19.978    $16.986    $16.776(2)
Value at end of period                            $14.49    $17.910    $24.820    $31.255    $19.978    $16.986
Number of accumulation units outstanding at
 end of period                                       820      1,569      4,115      6,428      3,855      6,970
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                     $24.548    $33.037    $35.480    $24.145    $19.291    $19.016(2)
Value at end of period                            $16.93    $24.548    $33.037    $35.480    $24.145    $19.291
Number of accumulation units outstanding at
 end of period                                     2,694      4,222      9,109      8,425      5,460      7,188

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------------------------------------------------------------------

                                                 2002       2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----       ----
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                     $15.129    $19.365    $20.527    $16.758    $13.795    $14.067(2)
Value at end of period                            $11.22    $15.129    $19.365    $20.527    $16.758    $13.795
Number of accumulation units outstanding at
 end of period                                    90,559     99,038    101,085     64,138     56,680     55,233
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period                      $10.57(1)
Value at end of period                            $10.72
Number of accumulation units outstanding at
 end of
 period                                            1,114
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                     $14.795    $20.033    $28.481    $19.114    $14.927    $15.114(2)
Value at end of period                             $9.45    $14.795    $20.033    $28.481    $19.114    $14.927
Number of accumulation units outstanding at
 end of
 period                                           10,029     12,608     14,666     14,236     40,140     56,819
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                     $19.189    $21.643    $21.922    $18.146    $14.400    $14.112(2)
Value at end of period                            $14.54    $19.189    $21.643    $21.922    $18.146    $14.400
Number of accumulation units outstanding at
 end of period                                    18,710     17,503     20,218     24,825     29,384     24,650
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period                       $7.79(2)
Value at end of period                             $8.31
Number of accumulation units outstanding at
 end of
 period                                            2,891
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                     $22.902    $24.150    $24.529    $21.808    $18.837    $16.739(1)
Value at end of period                            $20.34    $22.902    $24.150    $24.529    $21.808    $18.837
Number of accumulation units outstanding at
 end of period                                   239,236    266,176    291,348    343,842    429,954    454,232
ING VP BOND PORTFOLIO
Value at beginning of period                     $16.226    $15.087    $13.912    $14.171    $13.249    $12.629(1)
Value at end of period                            $17.39    $16.226    $15.087    $13.912    $14.171    $13.249
Number of accumulation units outstanding at
 end of period                                   243,240    259,850    264,385    347,131    421,225    453,723
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                     $20.855    $25.817    $29.287    $25.193    $22.226    $19.673(1)
Value at end of period                            $15.49    $20.855    $25.817    $29.287    $25.193    $22.226
Number of accumulation units outstanding at
 end of period                                 3,285,323  3,760,768  4,335,996  4,958,303  5,670,691  6,093,102
ING VP GROWTH PORTFOLIO
Value at beginning of period                     $14.953    $20.761    $23.875    $17.912    $13.173    $12.615(3)
Value at end of period                            $10.49    $14.953    $20.761    $23.875    $17.912    $13.173
Number of accumulation units outstanding at
 end of period                                    37,975     50,160     55,705     48,373     25,257      1,565
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                     $17.668    $20.692    $23.103    $18.802    $14.452    $12.748(1)
Value at end of period                            $13.71    $17.668    $20.692    $23.103    $18.802    $14.452
Number of accumulation units outstanding at
 end of period                                    70,072     70,818     90,741     80,552     48,459     13,748
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                     $14.374    $14.751    $12.475(2)
Value at end of period                            $12.48    $14.374    $14.751
Number of accumulation units outstanding at
 end of period                                    14,861      7,620      6,140
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                     $10.579    $10.461     $9.645     $8.815     $6.682(1)
Value at end of period                             $9.07    $10.579    $10.461     $9.645     $8.815
Number of accumulation units outstanding at
 end of period                                    12,354     12,866         66        722        748
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                     $13.929    $13.571    $12.917    $12.447    $11.951    $11.674(1)
Value at end of period                            $13.98    $13.929    $13.571    $12.917    $12.447    $11.951
Number of accumulation units outstanding at
 end of period                                   317,922    391,787    442,560    515,621    553,915    591,901
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                     $13.490    $16.250    $13.900    $12.336    $15.541    $15.221(1)
Value at end of period                            $13.04    $13.490    $16.250    $13.900    $12.336    $15.541
Number of accumulation units outstanding at
 end of period                                       718        718        877        900        745      8,053
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                     $19.070    $18.568    $17.617    $13.633    $13.654    $13.092(3)
Value at end of period                            $14.46    $19.070    $18.568    $17.617    $13.633    $13.654
Number of accumulation units outstanding at
 end of period                                    10,407     10,912      9,443      7,350      4,297      1,779

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------------------------------------------------------------------

                                                 2002       2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----       ----
ING VP STRATEGIC ALLOCATION BALANCED
PORTFOLIO
Value at beginning of period                     $15.232    $16.526    $16.607    $15.204    $14.485    $13.199(1)
Value at end of period                            $13.66    $15.232    $16.526    $16.607    $15.204    $14.485
Number of accumulation units outstanding at
 end of period                                    25,171     28,422     37,614     47,768     50,297     50,297
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period                     $15.622    $17.821    $18.102    $15.974    $15.453    $13.971(1)
Value at end of period                            $13.35    $15.622    $17.821    $18.102    $15.974    $15.453
Number of accumulation units outstanding at
 end of period                                     1,085      1,133      1,660      7,679      9,888     10,257
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period                     $15.281    $15.795    $15.206    $14.327    $13.518    $12.496(1)
Value at end of period                            $14.49    $15.281    $15.795    $15.206    $14.327    $13.518
Number of accumulation units outstanding at
 end of period                                    18,001     19,598     20,947     22,033     10,684     16,060
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                      $4.454     $5.841     $9.365(3)
Value at end of period                             $2.59     $4.454     $5.841
Number of accumulation units outstanding at
 end of period                                     6,770     24,538     22,438
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                     $18.388    $20.602    $18.930    $16.030    $12.899(2)
Value at end of period                            $13.44    $18.388    $20.602    $18.930    $16.030
Number of accumulation units outstanding at
 end of period                                    20,736     18,333      8,383     10,011      5,261
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                     $22.646    $24.064    $24.922    $19.908    $15.012    $13.573(1)
Value at end of period                            $20.92    $22.646    $24.064    $24.922    $19.908    $15.012
Number of accumulation units outstanding at
 end of period                                    19,824     27,093     41,858     43,805     23,035      8,663
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                     $17.351    $16.308    $15.540    $15.487    $14.373    $13.448(1)
Value at end of period                            $18.93    $17.351    $16.308    $15.540    $15.487    $14.373
Number of accumulation units outstanding at
 end of period                                     3,793      1,231        493      6,227      9,337        323
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                     $18.419    $24.782    $29.366    $20.651    $15.414    $13.985(1)
Value at end of period                            $13.37    $18.419    $24.782    $29.366    $20.651    $15.414
Number of accumulation units outstanding at
 end of period                                    26,043     37,111     48,284     28,974      7,088      6,389
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                     $18.778    $31.406    $46.640    $20.951    $15.801    $14.156(1)
Value at end of period                            $13.36    $18.778    $31.406    $46.640    $20.951    $15.801
Number of accumulation units outstanding at
 end of period                                    46,615     53,202     74,586     63,769     32,182     26,177
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                     $22.056    $28.796    $34.574    $21.288    $16.720    $15.828(1)
Value at end of period                            $16.23    $22.056    $28.796    $34.574    $21.288    $16.720
Number of accumulation units outstanding at
 end of period                                    61,469     63,484    101,799     84,796     67,482     63,534
LORD ABBETT GROWTH AND INCOME PORTFOLIO
Value at beginning of
 period                                            $9.53(3)
Value at end of period                             $7.85
Number of accumulation units outstanding at
 end of period                                       964
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                     $14.137    $16.275    $15.681    $10.018     $8.115(1)
Value at end of period                            $10.87    $14.137    $16.275    $15.681    $10.018
Number of accumulation units outstanding at
 end of period                                     9,482      9,583     14,615      6,425      2,465
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                     $10.545    $10.549(1)
Value at end of period                            $11.19    $10.545
Number of accumulation units outstanding at
 end of period                                       272        272
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period                       $9.64(3)
Value at end of period                             $7.99
Number of accumulation units outstanding at
 end of period                                       952

------------------------------------------------------------------

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during November 2002.
(2)  Funds were first received in this option during July 2002.
(3) Funds were first received in this option during May 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1) Funds were first received in this option during March 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during March 2000.
(2)  Funds were first received in this option during February 2000.
(3) Funds were first received in this option during May 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during July 1999.
(2)  Funds were first received in this option during September 1999.
(3) Funds were first received in this option during May 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during October 1998.
(2) Funds were first received in this option during January 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during June 1997.
(2)  Funds were first received in this option during November 1997.
(3)  Funds were first received in this option during December 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXIX
               FOR DEFERRED COMPENSATION CONTRACTS WITH DIFFERING
                         TOTAL SEPARATE ACCOUNT CHARGES
          (0.60% FOR FUNDS WITH AN (*) AND 0.75% FOR ALL OTHER FUNDS)
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                2002     2001     2000
                                                                ----     ----     ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                    $9.225  $12.115  $15.281(1)
Value at end of period                                           $6.93   $9.225  $12.115
Number of accumulation units outstanding at end of period       16,770   16,204   17,938
AIM V.I. CORE EQUITY FUND
Value at beginning of period                                    $7.581   $9.898  $11.715(1)
Value at end of period                                           $6.35   $7.581   $9.898
Number of accumulation units outstanding at end of period       17,351   14,348   27,070
AIM V.I. GROWTH FUND
Value at beginning of period                                    $6.226   $9.489  $12.051(1)
Value at end of period                                           $4.27   $6.226   $9.489
Number of accumulation units outstanding at end of period       11,394   11,788   16,053
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                                    $8.427   $9.711  $10.611(1)
Value at end of period                                           $5.83   $8.427   $9.711
Number of accumulation units outstanding at end of period        7,551    5,139    2,804
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                   $20.087  $21.748  $23.113(1)
Value at end of period                                          $17.51  $20.087  $21.748
Number of accumulation units outstanding at end of period        5,368    5,567    5,528
FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period                                   $19.343  $22.209  $23.513(1)
Value at end of period                                          $17.40  $19.343  $22.209
Number of accumulation units outstanding at end of period       84,274   71,481   77,274
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                   $18.541  $19.655  $19.049(1)
Value at end of period                                          $15.28  $18.541  $19.655
Number of accumulation units outstanding at end of period       43,381   37,991   33,297
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH PORTFOLIO
Value at beginning of period                                   $18.704  $22.885  $25.914(1)
Value at end of period                                          $12.98  $18.704  $22.885
Number of accumulation units outstanding at end of period      182,127  179,206  183,299
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS PORTFOLIO
Value at beginning of period                                   $12.043  $15.392  $16.962(1)
Value at end of period                                           $9.53  $12.043  $15.392
Number of accumulation units outstanding at end of period       13,839    9,165    8,637
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period                                    $11.57(1)
Value at end of period                                           $9.29
Number of accumulation units outstanding at end of period        2,863
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                     $5.56(2)
Value at end of period                                           $5.05
Number of accumulation units outstanding at end of period          256
ING ALGER GROWTH PORTFOLIO
Value at beginning of period                                     $8.19(3)
Value at end of period                                           $6.53
Number of accumulation units outstanding at end of period           28
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
Value at beginning of period                                     $7.78(4)
Value at end of period                                           $8.11
Number of accumulation units outstanding at end of period          259
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period                                     $8.75(4)
Value at end of period                                           $8.72
Number of accumulation units outstanding at end of period           79

------------------------------------------------------------------

                                                                2002     2001     2000
                                                                ----     ----     ----
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                                   $18.021  $24.850  $25.595(1)
Value at end of period                                          $14.65  $18.021  $24.850
Number of accumulation units outstanding at end of period       12,531   16,421   16,938
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period                                     $9.12(5)
Value at end of period                                           $9.20
Number of accumulation units outstanding at end of period        3,654
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                   $24.702  $33.077  $37.485(1)
Value at end of period                                          $17.12  $24.702  $33.077
Number of accumulation units outstanding at end of period       27,814   29,740   29,270
ING MFS GLOBAL GROWTH PORTFOLIO
Value at beginning of period                                     $8.76(2)
Value at end of period                                           $8.35
Number of accumulation units outstanding at end of period          626
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                                   $15.224  $19.388  $21.916(1)
Value at end of period                                          $11.35  $15.224  $19.388
Number of accumulation units outstanding at end of period       32,917   34,516   35,218
ING OPCAP BALANCED VALUE PORTFOLIO
Value at beginning of period                                    $10.66(3)
Value at end of period                                           $9.68
Number of accumulation units outstanding at end of period           30
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period                                    $10.11(3)
Value at end of period                                          $10.75
Number of accumulation units outstanding at end of period        6,637
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                   $14.888  $20.057  $24.830(1)
Value at end of period                                           $9.56  $14.888  $20.057
Number of accumulation units outstanding at end of period       87,612   88,671   93,440
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                   $19.309  $21.669  $23.370(1)
Value at end of period                                          $14.70  $19.309  $21.669
Number of accumulation units outstanding at end of period       51,250   54,994   68,020
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period                                     $9.66(3)
Value at end of period                                           $8.34
Number of accumulation units outstanding at end of period        3,419
ING VP BALANCED PORTFOLIO, INC.*
Value at beginning of period                                   $22.825  $23.973  $24.797(1)
Value at end of period                                          $20.35  $22.825  $23.973
Number of accumulation units outstanding at end of period      212,957  258,874  280,298
ING VP BOND PORTFOLIO*
Value at beginning of period                                   $16.246  $15.030  $14.385(1)
Value at end of period                                          $17.49  $16.246  $15.030
Number of accumulation units outstanding at end of period      105,461   94,843   59,880
ING VP GROWTH AND INCOME PORTFOLIO*
Value at beginning of period                                   $20.786  $25.628  $28.038(1)
Value at end of period                                          $15.50  $20.786  $25.628
Number of accumulation units outstanding at end of period      566,660  671,177  727,721
ING VP GROWTH PORTFOLIO*
Value at beginning of period                                   $15.075  $20.793  $24.462(1)
Value at end of period                                          $10.65  $15.075  $20.793
Number of accumulation units outstanding at end of period       63,907   63,366   80,897
ING VP INDEX PLUS LARGECAP PORTFOLIO*
Value at beginning of period                                   $17.730  $20.650  $22.482(1)
Value at end of period                                          $13.83  $17.730  $20.650
Number of accumulation units outstanding at end of period      112,773  105,875  110,804
ING VP INDEX PLUS MIDCAP PORTFOLIO*
Value at beginning of period                                   $14.491  $14.774  $15.067(1)
Value at end of period                                          $12.66  $14.491  $14.774
Number of accumulation units outstanding at end of period       69,506   41,097   23,200
ING VP INDEX PLUS SMALLCAP PORTFOLIO*
Value at beginning of period                                   $10.665  $10.477  $10.027(1)
Value at end of period                                           $9.20  $10.665  $10.477
Number of accumulation units outstanding at end of period       27,806    9,998    3,067
ING VP INTERNATIONAL EQUITY PORTFOLIO*
Value at beginning of period                                    $8.702  $11.501  $13.152(1)
Value at end of period                                           $6.34   $8.702  $11.501
Number of accumulation units outstanding at end of period        8,977    6,894    4,906
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period                                     $9.42(2)
Value at end of period                                           $8.04
Number of accumulation units outstanding at end of period        1,361

------------------------------------------------------------------

                                                                2002     2001     2000
                                                                ----     ----     ----
ING VP MAGNACAP PORTFOLIO
Value at beginning of period                                     $7.15(2)
Value at end of period                                           $6.86
Number of accumulation units outstanding at end of period           28
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                                     $6.99(2)
Value at end of period                                           $6.97
Number of accumulation units outstanding at end of period           44
ING VP MONEY MARKET PORTFOLIO*
Value at beginning of period                                   $14.042  $13.592  $13.398(1)
Value at end of period                                          $14.18  $14.042  $13.592
Number of accumulation units outstanding at end of period      124,661  125,327   86,231
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                                   $13.574  $16.269  $14.773(1)
Value at end of period                                          $13.20  $13.574  $16.269
Number of accumulation units outstanding at end of period        1,394    4,187    4,181
ING VP SMALL COMPANY PORTFOLIO*
Value at beginning of period                                   $19.224  $18.597  $19.585(1)
Value at end of period                                          $14.67  $19.224  $18.597
Number of accumulation units outstanding at end of period       32,961   28,246   23,758
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                                     $6.32(2)
Value at end of period                                           $5.02
Number of accumulation units outstanding at end of period        3,419
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO*
Value at beginning of period                                   $15.113  $16.347  $16.707(1)
Value at end of period                                          $13.59  $15.113  $16.347
Number of accumulation units outstanding at end of period        5,772    4,885    4,111
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO*
Value at beginning of period                                   $15.499  $17.628  $18.231(1)
Value at end of period                                          $13.29  $15.499  $17.628
Number of accumulation units outstanding at end of period       10,298    9,107    7,890
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO*
Value at beginning of period                                   $15.161  $15.623  $15.609(1)
Value at end of period                                          $14.42  $15.161  $15.623
Number of accumulation units outstanding at end of period        5,172    4,305    3,716
ING VP TECHNOLOGY PORTFOLIO*
Value at beginning of period                                    $4.472   $5.840   $8.891(1)
Value at end of period                                           $2.61   $4.472   $5.840
Number of accumulation units outstanding at end of period       72,429   44,852   25,944
ING VP VALUE OPPORTUNITY PORTFOLIO*
Value at beginning of period                                   $18.538  $20.634  $20.650(1)
Value at end of period                                          $13.64  $18.538  $20.634
Number of accumulation units outstanding at end of period       24,214   21,307   17,416
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                   $22.787  $24.093  $24.658(1)
Value at end of period                                          $21.16  $22.787  $24.093
Number of accumulation units outstanding at end of period      165,061  147,461  143,009
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                   $17.459  $16.328  $15.851(1)
Value at end of period                                          $19.14  $17.459  $16.328
Number of accumulation units outstanding at end of period       26,445   16,605    7,489
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                   $18.534  $24.812  $29.874(1)
Value at end of period                                          $13.52  $18.534  $24.812
Number of accumulation units outstanding at end of period      125,558  124,839  127,738
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                                   $18.895  $31.443  $43.951(1)
Value at end of period                                          $13.52  $18.895  $31.443
Number of accumulation units outstanding at end of period      269,126  276,563  312,954
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                   $22.193  $28.830  $33.364(1)
Value at end of period                                          $16.41  $22.193  $28.830
Number of accumulation units outstanding at end of period      166,772  175,568  210,872
LORD ABBETT GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                     $9.64(1)
Value at end of period                                           $7.91
Number of accumulation units outstanding at end of period        3,329
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period                                     $9.73(1)
Value at end of period                                           $8.38
Number of accumulation units outstanding at end of period        1,646
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                   $14.225  $16.294  $16.764(1)
Value at end of period                                          $10.99  $14.225  $16.294
Number of accumulation units outstanding at end of period       32,198   25,718   16,614

------------------------------------------------------------------

                                                                2002     2001     2000
                                                                ----     ----     ----
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                   $10.611  $10.197  $10.237(1)
Value at end of period                                          $11.32  $10.611  $10.197
Number of accumulation units outstanding at end of period        9,248    1,762    2,010
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period                                     $9.70(1)
Value at end of period                                           $8.05
Number of accumulation units outstanding at end of period        2,591
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period                                     $9.93(3)
Value at end of period                                           $8.80
Number of accumulation units outstanding at end of period           86

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during May 2002.
(2)  Funds were first received in this option during July 2002.
(3)  Funds were first received in this option during June 2002.
(4)  Funds were first received in this option during October 2002.
(5) Funds were first received in this option during September 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during October 2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXX
               FOR DEFERRED COMPENSATION CONTRACTS WITH DIFFERING
                         TOTAL SEPARATE ACCOUNT CHARGES
          (0.75% FOR FUNDS WITH AN (*) AND 0.90% FOR ALL OTHER FUNDS)
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                2002     2001     2000
                                                                ----     ----     ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                    $9.207  $12.110  $14.236(1)
Value at end of period                                           $6.90   $9.207  $12.110
Number of accumulation units outstanding at end of period        4,711    2,546      660
AIM V.I. CORE EQUITY FUND
Value at beginning of period                                    $7.566   $9.894  $11.140(1)
Value at end of period                                           $6.33   $7.566   $9.894
Number of accumulation units outstanding at end of period       20,464   24,172    8,540
AIM V.I. GROWTH FUND
Value at beginning of period                                    $6.214   $9.485  $11.267(1)
Value at end of period                                           $4.25   $6.214   $9.485
Number of accumulation units outstanding at end of period       11,475   10,043    2,055
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                                    $8.411   $9.707  $10.085(1)
Value at end of period                                           $5.81   $8.411   $9.707
Number of accumulation units outstanding at end of period        1,801    1,332      114
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                   $20.048  $21.739  $22.610(1)
Value at end of period                                          $17.45  $20.048  $21.739
Number of accumulation units outstanding at end of period           12      270      227
FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period                                   $19.306  $22.199  $22.768(1)
Value at end of period                                          $17.34  $19.306  $22.199
Number of accumulation units outstanding at end of period       10,018   11,888    7,666
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                   $18.505  $19.647  $18.652(1)
Value at end of period                                          $15.23  $18.505  $19.647
Number of accumulation units outstanding at end of period       22,003   20,834   15,603
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH PORTFOLIO
Value at beginning of period                                   $18.668  $22.876  $25.026(1)
Value at end of period                                          $12.93  $18.668  $22.876
Number of accumulation units outstanding at end of period       41,677   42,755   23,381
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS PORTFOLIO
Value at beginning of period                                   $12.020  $15.386  $16.449(1)
Value at end of period                                           $9.50  $12.020  $15.386
Number of accumulation units outstanding at end of period        1,269    1,792    1,669
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period                                   $11.653(1)
Value at end of period                                           $9.27
Number of accumulation units outstanding at end of period       11,800
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                     $6.46(2)
Value at end of period                                           $5.04
Number of accumulation units outstanding at end of period           14
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period                                    $10.00(1)
Value at end of period                                           $8.71
Number of accumulation units outstanding at end of period        2,753
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                                   $17.987  $24.839  $25.253(1)
Value at end of period                                          $14.60  $17.987  $24.839
Number of accumulation units outstanding at end of period        1,910    1,652      677
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period                                     $9.08(3)
Value at end of period                                           $9.19
Number of accumulation units outstanding at end of period          325

------------------------------------------------------------------

                                                                2002     2001     2000
                                                                ----     ----     ----
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                   $24.654  $33.063  $36.090(1)
Value at end of period                                          $17.06  $24.654  $33.063
Number of accumulation units outstanding at end of period        4,094    5,483    2,496
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                                   $15.194  $19.380  $21.170(1)
Value at end of period                                          $11.31  $15.194  $19.380
Number of accumulation units outstanding at end of period       16,871   19,141   18,054
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period                                    $10.30(4)
Value at end of period                                          $10.74
Number of accumulation units outstanding at end of period       15,165
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                   $14.859  $20.048  $22.873(1)
Value at end of period                                           $9.53  $14.859  $20.048
Number of accumulation units outstanding at end of period       17,102   16,554    6,332
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                   $19.272  $21.660  $22.363(1)
Value at end of period                                          $14.65  $19.272  $21.660
Number of accumulation units outstanding at end of period       23,979   26,494   14,653
ING VP BALANCED PORTFOLIO, INC.*
Value at beginning of period                                   $22.781  $23.962  $24.183(1)
Value at end of period                                          $20.28  $22.781  $23.962
Number of accumulation units outstanding at end of period       23,517   27,462   16,891
ING VP BOND PORTFOLIO*
Value at beginning of period                                   $16.214  $15.023  $14.416(1)
Value at end of period                                          $17.43  $16.214  $15.023
Number of accumulation units outstanding at end of period       23,432   46,817    4,465
ING VP GROWTH AND INCOME PORTFOLIO*
Value at beginning of period                                   $20.745  $25.617  $26.982(1)
Value at end of period                                          $15.44  $20.745  $25.617
Number of accumulation units outstanding at end of period       75,718   85,130   34,056
ING VP GROWTH PORTFOLIO*
Value at beginning of period                                   $15.045  $20.784  $23.388(1)
Value at end of period                                          $10.61  $15.045  $20.784
Number of accumulation units outstanding at end of period       15,097   13,348    2,394
ING VP INDEX PLUS LARGECAP PORTFOLIO*
Value at beginning of period                                   $17.696  $20.641  $21.677(1)
Value at end of period                                          $13.78  $17.696  $20.641
Number of accumulation units outstanding at end of period       17,334   24,497    7,168
ING VP INDEX PLUS MIDCAP PORTFOLIO*
Value at beginning of period                                   $14.463  $14.768  $14.459(1)
Value at end of period                                          $12.62  $14.463  $14.768
Number of accumulation units outstanding at end of period       18,917   13,046    3,480
ING VP INDEX PLUS SMALLCAP PORTFOLIO*
Value at beginning of period                                   $10.644  $10.303(1)
Value at end of period                                           $9.17  $10.644
Number of accumulation units outstanding at end of period       13,466    6,129
ING VP INTERNATIONAL EQUITY PORTFOLIO*
Value at beginning of period                                    $8.685  $11.496  $12.586(1)
Value at end of period                                           $6.32   $8.685  $11.496
Number of accumulation units outstanding at end of period          303      290        2
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period                                     $9.99(2)
Value at end of period                                           $8.02
Number of accumulation units outstanding at end of period           15
ING VP MONEY MARKET PORTFOLIO*
Value at beginning of period                                   $14.015  $13.586  $13.409(1)
Value at end of period                                          $14.14  $14.015  $13.586
Number of accumulation units outstanding at end of period       38,273   37,077   27,084
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                                   $13.548  $16.262  $15.024(1)
Value at end of period                                          $13.15  $13.548  $16.262
Number of accumulation units outstanding at end of period          927    1,208      823
ING VP SMALL COMPANY PORTFOLIO*
Value at beginning of period                                   $19.187  $18.589  $18.318(1)
Value at end of period                                          $14.62  $19.187  $18.589
Number of accumulation units outstanding at end of period       11,323    9,990    2,705
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                                     $5.69(5)
Value at end of period                                           $5.01
Number of accumulation units outstanding at end of period          269
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO*
Value at beginning of period                                   $15.083  $16.340  $16.294(1)
Value at end of period                                               0  $15.083  $16.340
Number of accumulation units outstanding at end of period            0      361      304

------------------------------------------------------------------

                                                                2002     2001     2000
                                                                ----     ----     ----
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO*
Value at beginning of period                                   $15.469  $17.620  $17.673(1)
Value at end of period                                          $13.24  $15.469  $17.620
Number of accumulation units outstanding at end of period          409      628      663
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO*
Value at beginning of period                                   $15.131  $15.616  $15.374(1)
Value at end of period                                          $14.37  $15.131  $15.616
Number of accumulation units outstanding at end of period          319      527      966
ING VP TECHNOLOGY PORTFOLIO*
Value at beginning of period                                    $4.463   $5.837   $7.855(1)
Value at end of period                                           $2.60   $4.463   $5.837
Number of accumulation units outstanding at end of period       17,726    6,339      381
ING VP VALUE OPPORTUNITY PORTFOLIO*
Value at beginning of period                                   $18.502  $20.625  $20.538(1)
Value at end of period                                          $13.60  $18.502  $20.625
Number of accumulation units outstanding at end of period        8,415    8,353      591
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                   $22.743  $24.083  $24.180(1)
Value at end of period                                          $21.09  $22.743  $24.083
Number of accumulation units outstanding at end of period       16,895   22,726    6,885
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                   $17.425  $16.321  $15.890(1)
Value at end of period                                          $19.08  $17.425  $16.321
Number of accumulation units outstanding at end of period        7,774    7,647    1,366
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                   $18.498  $24.801  $28.180(1)
Value at end of period                                          $13.47  $18.498  $24.801
Number of accumulation units outstanding at end of period       21,567   22,400   12,973
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                                   $18.859  $31.430  $40.992(1)
Value at end of period                                          $13.47  $18.859  $31.430
Number of accumulation units outstanding at end of period       76,191   75,023   30,076
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                   $22.151  $28.818  $32.009(1)
Value at end of period                                          $16.35  $22.151  $28.818
Number of accumulation units outstanding at end of period       52,902   60,851   24,037
LORD ABBETT GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                     $8.61(6)
Value at end of period                                           $7.89
Number of accumulation units outstanding at end of period        2,135
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period                                     $9.43(2)
Value at end of period                                           $8.36
Number of accumulation units outstanding at end of period          491
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                   $14.198  $16.288  $16.277(1)
Value at end of period                                          $10.96  $14.198  $16.288
Number of accumulation units outstanding at end of period        9,507    7,948    1,979
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                   $10.591  $10.193  $10.235(1)
Value at end of period                                          $11.28  $10.591  $10.193
Number of accumulation units outstanding at end of period          896      636        1
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period                                     $7.20(7)
Value at end of period                                           $8.03
Number of accumulation units outstanding at end of period          182
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period                                    $10.47(1)
Value at end of period                                           $8.78
Number of accumulation units outstanding at end of period        1,260

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during May 2002.
(2)  Funds were first received in this option during June 2002.
(3)  Funds were first received in this option during November 2002.
(4)  Funds were first received in this option during August 2002.
(5)  Funds were first received in this option during December 2002.
(6)  Funds were first received in this option during July 2002.
(7) Funds were first received in this option during October 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1) Funds were first received in this option during January 2001. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during October 2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXXI
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                     OF 0.95% EFFECTIVE ON JANUARY 15, 1996
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE EIGHT-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                             2002       2001      2000      1999      1998      1997      1996       1995        1994        1993
                             ----       ----      ----      ----      ----      ----      ----       ----        ----        ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                      $9.303    $12.205    $15.993(1)
Value at end of period        $7.00     $9.303    $12.205
Number of accumulation
 units outstanding at end
 of period                   51,047     39,241     21,995
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                      $7.645     $9.972    $12.244(2)
Value at end of period        $6.42     $7.645     $9.972
Number of accumulation
 units outstanding at end
 of period                   61,559     51,948     28,163
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                     $20.456    $22.125    $22.998   $20.668   $17.946   $15.088   $13.527     $10.554     $11.036    $10.278
Value at end of period       $17.87    $20.456    $22.125   $22.998   $20.668   $17.946   $15.088     $13.527     $10.554    $11.036
Number of accumulation
 units outstanding at end
 of period                   69,812     69,839     68,633    68,703    71,154    66,428    57,557     966,098     521,141    144,168
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK-PORTFOLIO
Value at beginning of
 period                     $19.698    $22.594    $24.363   $19.776   $15.360   $12.491   $10.397     $10.000(1)
Value at end of period       $17.75    $19.698    $22.594   $24.363   $19.776   $15.360   $12.491     $10.397
Number of accumulation
 units outstanding at end
 of period                  261,512    227,961    213,249   222,596   209,707   171,832    92,021   2,116,732
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of
 period                     $18.882    $19.996    $18.570   $17.615   $15.931   $12.554   $11.092     $10.000(1)
Value at end of period       $15.59    $18.882    $19.996   $18.570   $17.615   $15.931   $12.554     $11.092
Number of accumulation
 units outstanding at end
 of period                  374,968    286,003    177,577   222,000   239,214   196,921   116,432   1,660,304
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of
 period                     $19.048    $23.282    $26.334   $19.326   $13.987   $11.435   $10.066     $10.000(1)
Value at end of period       $13.24    $19.048    $23.282   $26.334   $19.326   $13.987   $11.435     $10.066
Number of accumulation
 units outstanding at end
 of period                  762,006    715,649    615,609   476,086   292,985   181,487   112,748   1,833,794
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of
 period                     $12.264    $15.659    $19.492   $13.784   $12.342   $11.169    $9.961     $10.000(1)
Value at end of period        $9.72    $12.264    $15.659   $19.492   $13.784   $12.342   $11.169      $9.961
Number of accumulation
 units outstanding at end
 of period                   30,108     23,598     24,252    24,274    26,108    22,047    10,848     196,090
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of
 period                     $18.353    $25.281    $31.658   $20.157   $17.087   $16.871(1)
Value at end of period       $14.95    $18.353    $25.281   $31.658   $20.157   $17.087
Number of accumulation
 units outstanding at end
 of period                  197,791    225,578    244,725   262,481   273,684   295,952
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                     $25.156    $33.651    $35.938   $24.361   $19.405   $19.123(1)
Value at end of period       $17.47    $25.156    $33.651   $35.938   $24.361   $19.405
Number of accumulation
 units outstanding at end
 of period                  254,492    275,367    251,486   184,604   182,557   192,553
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                     $15.504    $19.724    $20.792   $16.907   $13.877   $14.147(1)
Value at end of period       $11.58    $15.504    $19.724   $20.792   $16.907   $13.877
Number of accumulation
 units outstanding at end
 of period                  304,169    327,780    327,757   333,629   378,798   418,965

------------------------------------------------------------------

                             2002       2001      2000      1999      1998      1997      1996       1995        1994        1993
                             ----       ----      ----      ----      ----      ----      ----       ----        ----        ----
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of
 period                     $15.162    $20.405    $28.849   $19.285   $15.015   $15.199(1)
Value at end of period        $9.75    $15.162    $20.405   $28.849   $19.285   $15.015
Number of accumulation
 units outstanding at end
 of period                  652,615    674,543    638,181   587,576   595,462   573,528
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                     $19.664    $22.045    $22.205   $18.309   $14.485   $14.192(1)
Value at end of period       $15.00    $19.664    $22.045   $22.205   $18.309   $14.485
Number of accumulation
 units outstanding at end
 of period                  387,983    367,199    327,658   297,723   277,044   212,654
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                     $23.202    $24.380    $24.687   $21.917   $18.922   $15.596   $13.673     $10.868     $11.057    $10.189
Value at end of period       $20.69    $23.202    $24.380   $24.687   $21.917   $18.922   $15.596     $13.673     $10.868    $11.057
Number of accumulation
 units outstanding at end
 of period                  586,957    684,730    681,758   725,533   768,510   776,268   768,178  38,152,395  23,139,604 11,368,365
ING VP BOND PORTFOLIO
Value at beginning of
 period                     $16.514    $15.286    $14.037   $14.264   $13.316   $12.413   $12.098     $10.360     $10.905    $10.068
Value at end of period       $17.79    $16.514    $15.286   $14.037   $14.264   $13.316   $12.413     $12.098     $10.360    $10.905
Number of accumulation
 units outstanding at end
 of period                  476,741    525,417    268,652   345,815   389,466   328,774   354,731  21,379,976  11,713,354  4,084,142
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                     $21.129    $26.063    $29.475   $25.319   $22.325   $17.352   $14.077     $10.778     $11.020    $10.454
Value at end of period       $15.76    $21.129    $26.063   $29.475   $25.319   $22.325   $17.352     $14.077     $10.778    $11.020
Number of accumulation
 units outstanding at end
 of period                3,343,729  4,010,571  4,152,127 4,530,330 5,019,611 5,232,193 4,796,196 188,964,022 114,733,035 44,166,470
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                     $15.266    $21.069    $24.094   $18.005   $13.202   $12.787(2)
Value at end of period       $10.79    $15.266    $21.069   $24.094   $18.005   $13.202
Number of accumulation
 units outstanding at end
 of period                  262,062    282,641    259,594   172,922   115,677     6,619
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                     $17.986    $20.959    $23.294   $18.902   $14.500   $10.934   $10.000(1)
Value at end of period       $14.03    $17.986    $20.959   $23.294   $18.902   $14.500   $10.934
Number of accumulation
 units outstanding at end
 of period                  997,226    907,895    728,522   580,525   386,036   159,318    27,436
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                     $14.630    $14.923    $12.530   $10.913    $7.633(1)
Value at end of period       $12.79    $14.630    $14.923   $12.530   $10.913
Number of accumulation
 units outstanding at end
 of period                  403,061    203,747    140,820    32,617     5,166
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                     $10.767    $10.583     $9.703    $8.834    $6.425(1)
Value at end of period        $9.29    $10.767    $10.583    $9.703    $8.834
Number of accumulation
 units outstanding at end
 of period                  252,660    108,658     36,589    14,120     6,054
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                      $8.786    $11.617    $14.682    $9.785    $8.779(1)
Value at end of period        $6.40     $8.786    $11.617   $14.682     9.785
Number of accumulation
 units outstanding at end
 of period                   15,802     17,217     15,926     5,886       583
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                     $14.274    $13.823    $13.083   $12.558   $12.022   $11.506   $11.026     $10.528     $10.241    $10.048
Value at end of period       $14.42    $14.274    $13.823   $13.083   $12.558   $12.022   $11.506     $11.026     $10.528    $10.241
Number of accumulation
 units outstanding at end
 of period                  360,683    453,276    380,540   345,617   230,562   262,519   228,698  12,999,680   7,673,528  2,766,044
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                     $13.824    $16.552    $14.079   $12.446   $15.633   $14.729   $11.720     $10.154     $10.877     $9.832
Value at end of period       $13.46    $13.824    $16.552   $14.079   $12.446   $15.633   $14.729     $11.720     $10.154    $10.877
Number of accumulation
 units outstanding at end
 of period                   18,877     20,341     20,792    26,550    37,897    73,258    42,174     711,892     703,676    135,614

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------------------------------------------------------------------

                             2002       2001      2000      1999      1998      1997      1996       1995        1994        1993
                             ----       ----      ----      ----      ----      ----      ----       ----        ----        ----
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                     $19.469    $18.843    $17.778   $13.704   $13.684   $13.119(2)
Value at end of period       $14.86    $19.469    $18.843   $17.778   $13.704   $13.684
Number of accumulation
 units outstanding at end
 of period                  199,957    163,783    130,002    58,528    61,244     1,098
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning of
 period                     $15.362    $16.625    $16.670   $15.255   $14.541   $12.486   $10.612     $10.000(1)
Value at end of period       $13.82    $15.362    $16.625   $16.670   $15.255   $14.541   $12.486     $10.612
Number of accumulation
 units outstanding at end
 of period                   66,762     71,564     72,153    69,848    78,788    71,276    35,151     294,673
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning of
 period                     $15.755    $17.927    $18.172   $16.028   $15.514   $13.063   $10.673     $10.000(1)
Value at end of period       $13.51    $15.755    $17.927   $18.172   $16.028   $15.514   $13.063     $10.673
Number of accumulation
 units outstanding at end
 of period                   78,387     76,262     72,526    68,230    80,754    65,940    22,888     393,053
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning of
 period                     $15.411    $15.889    $15.264   $14.375   $13.571   $11.965   $10.580     $10.000(1)
Value at end of period       $14.66    $15.411    $15.889   $15.264   $14.375   $13.571   $11.965     $10.580
Number of accumulation
 units outstanding at end
 of period                   40,963     48,910     50,443    53,313    63,385    38,899    13,861     143,637
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                      $4.481     $5.854     $9.849(3)
Value at end of period        $2.62     $4.481     $5.854
Number of accumulation
 units outstanding at end
 of period                  489,279    316,766    158,660
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                     $18.774    $20.907    $19.103   $16.113   $13.290   $13.037(3)
Value at end of period       $13.82    $18.774    $20.907   $19.103   $16.113   $13.290
Number of accumulation
 units outstanding at end
 of period                  161,534    142,063     71,761    52,283    54,627     3,417
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                     $23.206    $24.511    $25.243   $20.086   $15.100   $12.485   $10.850     $10.000(1)
Value at end of period       $21.59    $23.206    $24.511   $25.243   $20.086   $15.100   $12.485     $10.850
Number of accumulation
 units outstanding at end
 of period                  508,753    450,547    354,240   248,076   105,755    45,503    29,442      93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                     $17.780    $16.611    $15.741   $15.626   $14.458   $13.060   $12.077      $9.873     $10.000(1)
Value at end of period       $19.53    $17.780    $16.611   $15.741   $15.626   $14.458   $13.060     $12.077      $9.873
Number of accumulation
 units outstanding at end
 of period                  123,736     81,054     55,993    53,088    57,101    13,925     6,607     315,361      28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                     $18.875    $25.242    $29.744   $20.836   $15.505   $12.753   $10.870     $10.000(1)
Value at end of period       $13.79    $18.875    $25.242   $29.744   $20.836   $15.505   $12.753     $10.870
Number of accumulation
 units outstanding at end
 of period                  440,329    467,541    423,179   260,307   128,844    83,855    51,761     259,196
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning of
 period                     $19.243    $31.989    $47.242   $21.139   $15.895   $14.243   $13.322     $10.581     $10.000(1)
Value at end of period       $13.79    $19.243    $31.989   $47.242   $21.139   $15.895   $14.243     $13.322     $10.581
Number of accumulation
 units outstanding at end
 of period                  896,387    927,250    846,146   582,335   283,821   253,316   226,504   4,887,060     753,862
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                     $22.601    $29.330    $35.020   $21.478   $16.819   $13.900   $10.877     $10.000(1)
Value at end of period       $16.74    $22.601    $29.330   $35.020   $21.478   $16.819   $13.900     $10.877
Number of accumulation
 units outstanding at end
 of period                  978,490  1,008,881    954,756   771,009   655,881   511,940   212,494   1,036,040
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                     $14.388    $16.464    $15.775   $10.039    $8.907(1)
Value at end of period       $11.14    $14.388    $16.464   $15.775   $10.039
Number of accumulation
 units outstanding at end
 of period                  259,399    143,472     90,381    14,291       774

------------------------------------------------------------------

                             2002       2001      2000      1999      1998      1997      1996       1995        1994        1993
                             ----       ----      ----      ----      ----      ----      ----       ----        ----        ----
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of
 period                     $10.733    $10.304    $10.108    $9.915    $9.660(1)
Value at end of period       $11.47    $10.733    $10.304   $10.108    $9.915
Number of accumulation
 units outstanding at end
 of period                   23,307     11,080      2,328     1,294       176

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during December 2002.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during July 2000.
(2)  Funds were first received in this option during September 2000.
(3)  Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during October 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
(2)  Funds were first received in this option during December 1997.
(3)  Funds were first received in this option during August 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established during August 1996 when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized. Funds were first received in this option during October 1998.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XXXII
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                OF 0.95% EFFECTIVE ON OR AFTER DECEMBER 16, 1996
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE EIGHT-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                            2002     2001     2000      1999       1998       1997       1996        1995        1994        1993
                            ----     ----     ----      ----       ----       ----       ----        ----        ----        ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                    $9.218  $12.130  $13.745     $9.660(1)
Value at end of period      $6.91   $9.218  $12.130    $13.745
Number of accumulation
 units outstanding at end
 of period                 12,673    8,512    7,589         42
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                    $7.575   $9.911  $11.710     $9.601(1)
Value at end of period      $6.33   $7.575   $9.911    $11.710
Number of accumulation
 units outstanding at end
 of period                  5,554    8,421    3,109        115
AIM V.I. GROWTH FUND
Value at beginning of
 period                    $6.240   $9.529  $12.098    $10.595(2)
Value at end of period      $4.27   $6.240   $9.529    $12.098
Number of accumulation
 units outstanding at end
 of period                  5,235    5,935    2,847         18
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                    $8.417   $9.719  $11.495     $9.845(3)
Value at end of period      $5.81   $8.417   $9.719    $11.495
Number of accumulation
 units outstanding at end
 of period                  8,659    7,627    4,687        674
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                   $20.267  $21.987  $22.913    $20.612    $17.896    $15.046     $13.527      $10.554     $11.036    $10.278
Value at end of period     $17.64  $20.267  $21.987    $22.913    $20.612    $17.896     $15.046      $13.527     $10.554    $11.036
Number of accumulation
 units outstanding at end
 of period                  3,346    5,995    5,812      6,811     37,944     62,328      21,317      966,098     521,141    144,168
FIDELITY-REGISTERED
TRADEMARK- VIP
CONTRAFUND-REGISTERED
TRADEMARK-PORTFOLIO
Value at beginning of
 period                   $19.516  $22.453  $24.274    $19.722    $15.318    $12.457     $10.397      $10.000(1)
Value at end of period     $17.52  $19.516  $22.453    $24.274    $19.722    $15.318     $12.457      $10.397
Number of accumulation
 units outstanding at end
 of period                 40,914   43,865   39,966    $37,380    187,525    263,159      41,394    2,116,732
FIDELITY-REGISTERED
TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                   $18.707  $19.871  $18.502    $17.567    $15.887    $12.520     $11.092      $10.000(1)
Value at end of period     $15.39  $18.707  $19.871    $18.502    $17.567    $15.887     $12.520      $11.092
Number of accumulation
 units outstanding at end
 of period                 33,035   24,295   13,789     14,979     68,970    114,725      27,814    1,660,304
FIDELITY-REGISTERED
TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of
 period                   $18.872  $23.137  $26.237    $19.273    $13.948    $11.404     $10.066      $10.000(1)
Value at end of period     $13.07  $18.872  $23.137    $26.237    $19.273    $13.948     $11.404      $10.066
Number of accumulation
 units outstanding at end
 of period                 61,965   73,611   63,542     43,826    176,188    191,151      60,491    1,833,794
FIDELITY-REGISTERED
TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of
 period                   $12.151  $15.561  $19.420    $13.745    $12.308    $11.138      $9.961      $10.000(1)
Value at end of period      $9.59  $12.151  $15.561    $19.420    $13.746    $12.308     $11.138       $9.961
Number of accumulation
 units outstanding at end
 of period                  7,288    4,798    4,699      3,845     17,178     19,949       2,023      196,090
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning of
 period                    $10.97(1)
Value at end of period      $9.26
Number of accumulation
 units outstanding at end
 of period                    203

------------------------------------------------------------------

                            2002     2001     2000      1999       1998       1997       1996        1995        1994        1993
                            ----     ----     ----      ----       ----       ----       ----        ----        ----        ----
ING AMERICAN CENTURY
SMALL CAP VALUE PORTFOLIO
Value at beginning of
 period                     $8.35(2)
Value at end of period      $8.10
Number of accumulation
 units outstanding at end
 of period                    359
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of
 period                   $18.183  $25.123  $31.542    $20.102    $17.040    $16.825(1)
Value at end of period     $14.75  $18.183  $25.123    $31.542    $20.102    $17.040
Number of accumulation
 units outstanding at end
 of period                 30,118   34,445   37,706     35,480    353,311    457,354
ING JPMORGAN MID CAP
VALUE PORTFOLIO
Value at beginning of
 period                     $9.27(3)
Value at end of period      $9.19
Number of accumulation
 units outstanding at end
 of period                    104
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                   $24.923  $33.440  $35.806    $24.294    $19.352    $19.071(1)
Value at end of period     $17.24  $24.923  $33.440    $35.806    $24.294    $19.352
Number of accumulation
 units outstanding at end
 of period                 23,555   26,054   24,245     18,282    171,102    206,191
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                   $15.360  $19.601  $20.716    $16.861    $13.839    $14.108(1)
Value at end of period     $11.43  $15.360  $19.601    $20.716    $16.861    $13.839
Number of accumulation
 units outstanding at end
 of period                 41,305   61,575   64,259     66,415    431,603    627,658
ING OPCAP BALANCED VALUE
PORTFOLIO
Value at beginning of
 period                    $10.86(1)
Value at end of period      $9.66
Number of accumulation
 units outstanding at end
 of period                     26
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning of
 period                    $10.30(2)
Value at end of period     $10.74
Number of accumulation
 units outstanding at end
 of period                  1,481
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of
 period                   $15.021  $20.277  $28.743    $19.232    $14.974    $15.158(1)
Value at end of period      $9.63  $15.021  $20.277    $28.743    $19.232    $14.974
Number of accumulation
 units outstanding at end
 of period                 60,764   79,163   75,358     73,452    398,717    703,653
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                   $19.482  $21.907  $22.123    $18.258    $14.445    $14.153(1)
Value at end of period     $14.80  $19.482  $21.907    $22.123    $18.258    $14.445
Number of accumulation
 units outstanding at end
 of period                 15,776   23,775   21,531     19,172    109,123    200,374
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                   $22.987  $24.228  $24.596    $21.857    $18.870    $15.553     $13.673      $10.868     $11.057    $10.189
Value at end of period     $20.42  $22.987  $24.228    $24.596    $21.857    $18.870     $15.553      $13.673     $10.868    $11.057
Number of accumulation
 units outstanding at end
 of period                 73,073   85,982   83,252     86,058    771,906  1,144,876     270,688   38,152,395  23,139,604 11,368,365
ING VP BOND PORTFOLIO
Value at beginning of
 period                   $16.361  $15.190  $13.986    $14.225    $13.279    $12.379     $12.098      $10.360     $10.905    $10.068
Value at end of period     $17.56  $16.361  $15.190    $13.986    $14.225    $13.279     $12.379      $12.098     $10.360    $10.905
Number of accumulation
 units outstanding at end
 of period                 36,087   47,584  101,759    114,359    289,651    553,279     159,594   21,379,976  11,713,354  4,084,142
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                   $20.933  $25.900  $29.367    $25.249    $22.264    $17.304     $14.077      $10.778     $11.020    $10.454
Value at end of period     $15.55  $20.933  $25.900    $29.367    $25.249    $22.264     $17.304      $14.077     $10.778    $11.020
Number of accumulation
 units outstanding at end
 of period                635,531  832,516  878,040    975,160  4,070,904  8,238,898   3,033,655  188,964,022 114,733,035 44,166,470
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                   $15.167  $20.994  $24.071    $18.005    $13.202    $12.912(2)
Value at end of period     $10.68  $15.167  $20.994    $24.071    $18.005    $13.202
Number of accumulation
 units outstanding at end
 of period                 24,734   34,573   38,168     24,434     59,374          7

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------------------------------------------------------------------

                            2002     2001     2000      1999       1998       1997       1996        1995        1994        1993
                            ----     ----     ----      ----       ----       ----       ----        ----        ----        ----
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                   $17.856  $20.870  $23.256    $18.888    $14.489    $10.925     $11.038(1)
Value at end of period     $13.88  $17.856  $20.870    $23.256    $18.888    $14.489     $10.925
Number of accumulation
 units outstanding at end
 of period                 46,170   52,914   43,031     37,025    136,252    293,223      23,856
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                   $14.534  $14.870  $12.519    $10.913     $9.962(1)
Value at end of period     $12.66  $14.534  $14.870    $12.519    $10.913
Number of accumulation
 units outstanding at end
 of period                 18,873   20,749   19,369      3,069     26,111
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                   $10.696  $10.545   $9.694     $8.834     $9.876(1)
Value at end of period      $9.20  $10.696  $10.545     $9.694     $8.834
Number of accumulation
 units outstanding at end
 of period                 10,437    9,282    6,766      1,965     26,257
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                    $8.728  $11.576  $14.668     $9.785     $9.974(2)
Value at end of period      $6.34   $8.728  $11.576    $14.668     $9.785
Number of accumulation
 units outstanding at end
 of period                  2,038    1,565    1,094        752        168
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning of
 period                     $9.41(3)
Value at end of period      $8.01
Number of accumulation
 units outstanding at end
 of period                    157
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                   $14.142  $13.736  $13.035    $12.524    $11.989    $11.475     $11.026      $10.528     $10.241    $10.048
Value at end of period     $14.23  $14.142  $13.736    $13.035    $12.524    $11.989     $11.475      $11.026     $10.528    $10.241
Number of accumulation
 units outstanding at end
 of period                 23,654   48,394   82,420     81,149    300,195    477,490     179,361   12,999,680   7,673,528  2,766,044
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                   $13.696  $16.448  $14.028    $12.412    $15.590    $14.688     $11.720      $10.154     $10.877     $9.832
Value at end of period     $13.28  $13.696  $16.448    $14.028    $12.412    $15.590     $14.688      $11.720     $10.154    $10.877
Number of accumulation
 units outstanding at end
 of period                  7,492    9,110    7,372      9,116     38,283    103,604      10,977      711,892     703,676    135,614
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                   $19.342  $18.777  $17.762    $13.704    $13.684    $13.248(2)
Value at end of period     $14.71  $19.342  $18.777    $17.762    $13.704    $13.684
Number of accumulation
 units outstanding at end
 of period                 19,293   17,879   15,865      9,745     49,514      4,993
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                     $6.86(1)
Value at end of period      $5.00
Number of accumulation
 units outstanding at end
 of period                     49
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning of
 period                   $15.220  $16.521  $16.609    $15.214    $14.501    $12.452     $10.612      $10.000(1)
Value at end of period     $13.64  $15.220  $16.521    $16.609    $15.214    $14.501     $12.452      $10.612
Number of accumulation
 units outstanding at end
 of period                  8,114    8,972   10,168     14,627    100,734    101,836       9,415      294,673
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning of
 period                   $15.609  $17.815  $18.105    $15.984    $15.471    $13.027     $10.673      $10.000(1)
Value at end of period     $13.33  $15.609  $17.815    $18.105    $15.984    $15.471     $13.027      $10.673
Number of accumulation
 units outstanding at end
 of period                  7,223    8,829    8,474     11,315     38,675     86,255      32,497      393,053
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning of
 period                   $15.268  $15.789  $15.208    $14.336    $13.534    $11.932     $10.580      $10.000(1)
Value at end of period     $14.47  $15.268  $15.789    $15.208    $14.336    $13.534     $11.932      $10.580
Number of accumulation
 units outstanding at end
 of period                  3,319    5,920    6,547      7,165     80,907     82,178       7,543      143,637

------------------------------------------------------------------

                            2002     2001     2000      1999       1998       1997       1996        1995        1994        1993
                            ----     ----     ----      ----       ----       ----       ----        ----        ----        ----
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                    $4.458   $5.842   $9.950(1)
Value at end of period      $2.59   $4.458   $5.842
Number of accumulation
 units outstanding at end
 of period                 35,654   29,525   21,058
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                   $18.651  $20.834  $19.085    $16.113    $13.290    $13.093(2)
Value at end of period     $13.68  $18.651  $20.834    $19.085    $16.113    $13.290
Number of accumulation
 units outstanding at end
 of period                 10,616    9,960    6,153      4,285     32,612      4,910
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                   $22.991  $24.358  $25.151    $20.031    $15.059    $12.451     $10.850      $10.000(1)
Value at end of period     $21.31  $22.991  $24.358    $25.151    $20.031    $15.059     $12.451      $10.850
Number of accumulation
 units outstanding at end
 of period                 34,556   47,390   35,278     32,085     89,095     78,052      12,340       93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                   $17.615  $16.507  $15.683    $15.583    $14.418    $13.024     $12.077       $9.873     $10.000(1)
Value at end of period     $19.28  $17.615  $16.507    $15.683    $15.583    $14.418     $13.024      $12.077      $9.873
Number of accumulation
 units outstanding at end
 of period                 12,829    7,228    5,349      6,316     20,317     13,587       3,861      315,361      28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                   $18.700  $25.084  $29.635    $20.778    $15.463    $12.718     $10.870      $10.000(1)
Value at end of period     $13.61  $18.700  $25.084    $29.635    $20.778    $15.463     $12.718      $10.870
Number of accumulation
 units outstanding at end
 of period                 32,578   50,762   42,270     38,376     61,355     93,386      29,696      259,196
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning of
 period                   $19.065  $31.789  $47.068    $21.081    $15.851    $14.204     $13.322      $10.581     $10.000(1)
Value at end of period     $13.61  $19.065  $31.789    $47.068    $21.081    $15.851     $14.204      $13.322     $10.581
Number of accumulation
 units outstanding at end
 of period                107,839  137,587  118,869     79,376    212,741    294,623     122,154    4,887,060     753,862
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                   $22.392  $29.147  $34.891    $21.419    $16.773    $13.862     $10.877      $10.000(1)
Value at end of period     $16.52  $22.392  $29.147    $34.891    $21.419    $16.773     $13.862      $10.877
Number of accumulation
 units outstanding at end
 of period                 96,233  119,182  109,139     81,241    301,775    538,281     124,749    1,036,040
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning of
 period                     $9.25(1)
Value at end of period      $7.89
Number of accumulation
 units outstanding at end
 of period                    663
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning of
 period                     $9.48(1)
Value at end of period      $8.36
Number of accumulation
 units outstanding at end
 of period                    152
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                   $14.294  $16.407  $15.760    $10.039    $10.042(1)
Value at end of period     $11.02  $14.294  $16.407    $15.760    $10.039
Number of accumulation
 units outstanding at end
 of period                 14,300    8,813    6,179        329        382
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of
 period                   $10.663  $10.268  $10.099     $9.915     $9.992(1)
Value at end of period     $11.35  $10.663  $10.268    $10.099     $9.915
Number of accumulation
 units outstanding at end
 of period                  4,323    4,692    3,971      3,113      5,938
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning of
 period                    $10.10(1)
Value at end of period      $8.77
Number of accumulation
 units outstanding at end
 of period                    218

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during June 2002.
(2)  Funds were first received in this option during August 2002.
(3)  Funds were first received in this option during July 2002.

------------------------------------------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during June 1999.
(2)  Funds were first received in this option during November 1999.
(3)  Funds were first received in this option during August 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during August 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
(2)  Funds were first received in this option during December 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established during December 1996 when the portfolio became available under the contract, when the funds were first received in this option or when the applicable daily asset charge was first utilized.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XXXIII
        FOR CONTRACTS ISSUED TO MISSOURI MUNICIPAL LEAGUE UNDER DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                     2002     2001     2000       1999
                                                     ----     ----     ----       ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                         $9.254  $12.160  $13.372(1)
Value at end of period                                $6.94   $9.254  $12.160
Number of accumulation units outstanding at end of
 period                                               8,626    8,302   38,763
AIM V.I. CORE EQUITY FUND
Value at beginning of period                         $7.605   $9.935  $11.721     $9.727(1)
Value at end of period                                $6.37   $7.605   $9.935    $11.721
Number of accumulation units outstanding at end of
 period                                               3,866    2,816   11,950      1,867
AIM V.I. GROWTH FUND
Value at beginning of period                         $6.265   $9.552  $12.110    $11.240(2)
Value at end of period                                $4.29   $6.265   $9.552    $12.110
Number of accumulation units outstanding at end of
 period                                               7,442    4,499    7,103      2,843
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                         $8.450   $9.742  $11.036(1)
Value at end of period                                $5.85   $8.450   $9.742
Number of accumulation units outstanding at end of
 period                                               3,362    2,694   18,115
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                        $20.347  $22.040  $22.935    $21.036(3)
Value at end of period                               $17.73  $20.347  $22.040    $22.935
Number of accumulation units outstanding at end of
 period                                               2,632    3,726    3,041      2,376
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                        $19.593  $22.507  $24.296    $21.258(3)
Value at end of period                               $17.62  $19.593  $22.507    $24.296
Number of accumulation units outstanding at end of
 period                                              64,126   56,333   76,555     82,920
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period                        $18.780  $19.919  $18.519    $19.392(3)
Value at end of period                               $15.47  $18.780  $19.919    $18.519
Number of accumulation units outstanding at end of
 period                                              32,379   23,278   25,298     25,382
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                        $18.946  $23.193  $26.262    $21.072(3)
Value at end of period                               $13.14  $18.946  $23.193    $26.262
Number of accumulation units outstanding at end of
 period                                              92,639   76,737  103,625     82,069
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                        $12.198  $15.599  $19.438    $14.422(3)
Value at end of period                                $9.65  $12.198  $15.599    $19.438
Number of accumulation units outstanding at end of
 period                                               5,109    7,544    9,134      7,321
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period                         $10.71(1)
Value at end of period                                $9.28
Number of accumulation units outstanding at end of
 period                                                 328
ING ALGER GROWTH PORTFOLIO
Value at beginning of period                          $6.72(1)
Value at end of period                                $6.53
Number of accumulation units outstanding at end of
 period                                                 247
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
Value at beginning of period                          $8.26(2)
Value at end of period                                $8.11
Number of accumulation units outstanding at end of
 period                                                  19
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                        $18.254  $25.184  $31.571    $21.199(3)
Value at end of period                               $14.83  $18.254  $25.184    $31.571
Number of accumulation units outstanding at end of
 period                                              25,163   30,203   73,935     79,515
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period                          $9.30(3)
Value at end of period                                $9.20
Number of accumulation units outstanding at end of
 period                                                  99

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------------------------------------------------------------------

                                                     2002     2001     2000       1999
                                                     ----     ----     ----       ----
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                        $25.021  $33.521  $35.839    $27.595(3)
Value at end of period                               $17.33  $25.021  $33.521    $35.839
Number of accumulation units outstanding at end of
 period                                              20,407   17,946   35,540     23,458
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                        $15.420  $19.648  $20.735    $17.376(3)
Value at end of period                               $11.49  $15.420  $19.648    $20.735
Number of accumulation units outstanding at end of
 period                                              36,409   39,548   76,323     86,899
ING OPCAP BALANCED VALUE PORTFOLIO
Value at beginning of period                          $9.61(2)
Value at end of period                                $9.68
Number of accumulation units outstanding at end of
 period                                                   2
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period                         $10.13(1)
Value at end of period                               $10.75
Number of accumulation units outstanding at end of
 period                                                  80
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                        $15.080  $20.326  $28.769    $20.019(3)
Value at end of period                                $9.68  $15.080  $20.326    $28.769
Number of accumulation units outstanding at end of
 period                                             109,090  102,235  200,927    194,333
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                        $19.559  $21.960  $22.144    $19.112(3)
Value at end of period                               $14.88  $19.559  $21.960    $22.144
Number of accumulation units outstanding at end of
 period                                              41,814   39,247   55,667     53,724
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period                          $8.15(3)
Value at end of period                                $8.33
Number of accumulation units outstanding at end of
 period                                                  17
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                        $23.078  $24.286  $24.619    $22.705(3)
Value at end of period                               $20.53  $23.078  $24.286    $24.619
Number of accumulation units outstanding at end of
 period                                              88,272   95,722  227,797    246,195
ING VP BOND PORTFOLIO
Value at beginning of period                        $16.426  $15.227  $13.999    $14.118(3)
Value at end of period                               $17.65  $16.426  $15.227    $13.999
Number of accumulation units outstanding at end of
 period                                              25,268   23,648   17,781     23,788
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                        $21.015  $25.963  $29.394    $26.736(3)
Value at end of period                               $15.64  $21.015  $25.963    $29.394
Number of accumulation units outstanding at end of
 period                                             297,219  350,781  868,958    948,654
ING VP GROWTH PORTFOLIO
Value at beginning of period                        $15.226  $21.045  $24.094    $19.053(3)
Value at end of period                               $10.73  $15.226  $21.045    $24.094
Number of accumulation units outstanding at end of
 period                                              30,728   37,527  $69,862     61,303
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                        $17.926  $20.920  $23.277    $20.242(3)
Value at end of period                               $13.95  $17.926  $20.920    $23.277
Number of accumulation units outstanding at end of
 period                                              97,109   79,445  378,291    309,655
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                        $14.592  $14.906  $12.530    $10.927(3)
Value at end of period                               $12.72  $14.592  $14.906    $12.530
Number of accumulation units outstanding at end of
 period                                              35,828   18,728   46,569      2,027
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                        $10.739  $10.571   $9.703     $8.783(3)
Value at end of period                                $9.25  $10.739  $10.571     $9.703
Number of accumulation units outstanding at end of
 period                                              13,905    5,891   12,341      5,600
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                         $8.763  $11.604  $14.681    $10.489(3)
Value at end of period                                $6.37   $8.763  $11.604    $14.681
Number of accumulation units outstanding at end of
 period                                               4,091    2,751    2,242      1,250
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period                          $8.69(1)
Value at end of period                                $8.03
Number of accumulation units outstanding at end of
 period                                                 625
ING VP MAGNACAP PORTFOLIO
Value at beginning of period                          $7.17(1)
Value at end of period                                $6.85
Number of accumulation units outstanding at end of
 period                                                 761
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                          $7.08(4)
Value at end of period                                $6.96
Number of accumulation units outstanding at end of
 period                                                   5
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                        $14.197  $13.769  $13.047    $12.707(3)
Value at end of period                               $14.31  $14.197  $13.769    $13.047
Number of accumulation units outstanding at end of
 period                                              52,594   77,732  117,584    139,150

------------------------------------------------------------------

                                                     2002     2001     2000       1999
                                                     ----     ----     ----       ----
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                        $13.750  $16.488  $14.041    $14.452(3)
Value at end of period                               $13.35  $13.750  $16.488    $14.041
Number of accumulation units outstanding at end of
 period                                               2,676    4,701    3,120      4,390
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                        $19.418  $18.822  $17.778    $14.508(3)
Value at end of period                               $14.79  $19.418  $18.822    $17.778
Number of accumulation units outstanding at end of
 period                                              22,296   17,605   39,273     29,452
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                          $5.65(3)
Value at end of period                                $5.02
Number of accumulation units outstanding at end of
 period                                                  85
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period                        $15.279  $16.561  $16.624    $15.738(3)
Value at end of period                               $13.71  $15.279  $16.561    $16.624
Number of accumulation units outstanding at end of
 period                                               7,208    5,458   10,579     12,284
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period                        $15.670  $17.858  $18.122    $16.800(3)
Value at end of period                               $13.41  $15.670  $17.858    $18.122
Number of accumulation units outstanding at end of
 period                                               9,348    9,376   15,636     14,127
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period                        $15.328  $15.828  $15.222    $14.711(3)
Value at end of period                               $14.55  $15.328  $15.828    $15.222
Number of accumulation units outstanding at end of
 period                                               3,078    5,229   55,825     42,489
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                         $4.469   $5.848   $8.618(2)
Value at end of period                                $2.60   $4.469   $5.848
Number of accumulation units outstanding at end of
 period                                              81,539   37,135   52,014
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                        $18.725  $20.884  $19.103    $17.291(3)
Value at end of period                               $13.75  $18.725  $20.884    $19.103
Number of accumulation units outstanding at end of
 period                                              21,711   20,417   14,448     11,792
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                        $23.082  $24.417  $25.174    $22.140(3)
Value at end of period                               $21.42  $23.082  $24.417    $25.174
Number of accumulation units outstanding at end of
 period                                              49,081   35,056  101,913     80,071
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                        $17.685  $16.547  $15.698    $15.603(3)
Value at end of period                               $19.38  $17.685  $16.547    $15.698
Number of accumulation units outstanding at end of
 period                                              14,367   10,389    9,312      9,552
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                        $18.774  $25.145  $29.662    $23.156(3)
Value at end of period                               $13.69  $18.774  $25.145    $29.662
Number of accumulation units outstanding at end of
 period                                              67,164   58,650  103,000     63,406
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                        $19.140  $31.866  $47.112    $27.003(3)
Value at end of period                               $13.68  $19.140  $31.866    $47.112
Number of accumulation units outstanding at end of
 period                                             172,570  158,484  299,257    214,523
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                        $22.480  $29.217  $34.923    $23.168(3)
Value at end of period                               $16.61  $22.480  $29.217    $34.923
Number of accumulation units outstanding at end of
 period                                             116,082  115,699  276,228    216,743
LORD ABBETT GROWTH AND INCOME PORTFOLIO
Value at beginning of period                          $7.39(1)
Value at end of period                                $7.91
Number of accumulation units outstanding at end of
 period                                               6,948
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period                          $8.61(3)
Value at end of period                                $8.38
Number of accumulation units outstanding at end of
 period                                               1,455
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                        $14.351  $16.446  $15.775    $10.913(3)
Value at end of period                               $11.08  $14.351  $16.446    $15.775
Number of accumulation units outstanding at end of
 period                                              37,757   15,528   38,009     14,641
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                        $10.705  $10.292  $10.108     $9.954(3)
Value at end of period                               $11.41  $10.705  $10.292    $10.108
Number of accumulation units outstanding at end of
 period                                               1,372    2,751      978      3,895
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period                          $8.17(1)
Value at end of period                                $8.04
Number of accumulation units outstanding at end of
 period                                                 487
PIONEER FUND VCT PORTFOLIO
Value at beginning of period                          $7.80(1)
Value at end of period                                $7.58
Number of accumulation units outstanding at end of
 period                                                 245

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------------------------------------------------------------------

                                                     2002     2001     2000       1999
                                                     ----     ----     ----       ----
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period                          $8.88(1)
Value at end of period                                $8.79
Number of accumulation units outstanding at end of
 period                                                 634

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during July 2002.
(2)  Funds were first received in this option during September 2002.
(3)  Funds were first received in this option during August 2002.
(4) Funds were first received in this option during October 2002. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during January 2000.
(2) Funds were first received in this option during May 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during October 1999.
(2)  Funds were first received in this option during December 1999.
(3)  Funds were first received in this option during May 1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XXXIV
     FOR CONTRACTS ISSUED TO METROPOLITAN UTILITIES DISTRICT UNDER DEFERRED
        COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                 2002       2001       2000       1999
                                                 ----       ----       ----       ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                      $9.262    $12.160    $14.269(1)
Value at end of period                             $6.96     $9.262    $12.160
Number of accumulation units outstanding at
 end of period                                    54,248     48,530     36,954
AIM V.I. CORE EQUITY FUND
Value at beginning of period                      $7.611     $9.935    $11.815(1)
Value at end of period                             $6.38     $7.611     $9.935
Number of accumulation units outstanding at
 end of period                                    23,378     15,602      8,936
AIM V.I. GROWTH FUND
Value at beginning of period                      $6.270     $9.552    $12.655(1)
Value at end of period                             $4.30     $6.270     $9.552
Number of accumulation units outstanding at
 end of period                                    27,805     22,059     18,076
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                      $8.457     $9.742    $11.754(1)
Value at end of period                             $5.86     $8.457     $9.742
Number of accumulation units outstanding at
 end of period                                    29,270     26,867     13,459
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                     $20.397    $22.077    $22.973    $21.071(1)
Value at end of period                            $17.80    $20.397    $22.077    $22.973
Number of accumulation units outstanding at
 end of period                                     2,558      3,678      3,627      3,697
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                     $19.641    $22.544    $24.336    $21.293(1)
Value at end of period                            $17.69    $19.641    $22.544    $24.336
Number of accumulation units outstanding at
 end of period                                   150,973    133,618    117,567    111,857
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                     $18.827    $19.952    $18.550    $19.424(1)
Value at end of period                            $15.53    $18.827    $19.952    $18.550
Number of accumulation units outstanding at
 end of period                                    72,843     54,503     39,261     37,177
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                     $18.993    $23.231    $26.305    $21.107(1)
Value at end of period                            $13.19    $18.993    $23.231    $26.305
Number of accumulation units outstanding at
 end of period                                    96,395     96,335     92,855     73,156
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                     $12.229    $15.625    $19.470    $14.446(1)
Value at end of period                             $9.69    $12.229    $15.625    $19.470
Number of accumulation units outstanding at
 end of period                                    22,199     17,638     12,808     11,298
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                     $18.299    $25.225    $31.624    $21.234(1)
Value at end of period                            $14.89    $18.299    $25.225    $31.624
Number of accumulation units outstanding at
 end of period                                    47,652     48,207     43,700     46,782
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                     $25.083    $33.577    $35.899    $27.641(1)
Value at end of period                            $17.40    $25.083    $33.577    $35.899
Number of accumulation units outstanding at
 end of period                                    37,093     38,025     34,743     29,139
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                     $15.459    $19.681    $20.770    $17.405(1)
Value at end of period                            $11.54    $15.459    $19.681    $20.770
Number of accumulation units outstanding at
 end of period                                   103,071    105,949     99,464     94,525
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                     $15.118    $20.360    $28.817    $20.053(1)
Value at end of period                             $9.72    $15.118    $20.360    $28.817
Number of accumulation units outstanding at
 end of period                                   232,496    217,215    205,501    197,164
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                     $19.607    $21.997    $22.181    $19.144(1)
Value at end of period                            $14.94    $19.607    $21.997    $22.181
Number of accumulation units outstanding at
 end of period                                    52,272     55,316     54,355     51,974
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                     $23.135    $24.327    $24.660    $22.742(1)
Value at end of period                            $20.62    $23.135    $24.327    $24.660
Number of accumulation units outstanding at
 end of period                                    89,395     91,052     90,316     89,985

------------------------------------------------------------------

                                                 2002       2001       2000       1999
                                                 ----       ----       ----       ----
ING VP BOND PORTFOLIO
Value at beginning of period                     $16.466    $15.252    $14.022    $14.142(1)
Value at end of period                            $17.72    $16.466    $15.252    $14.022
Number of accumulation units outstanding at
 end of period                                    76,124     69,345     38,843     74,784
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                     $21.067    $26.006    $29.443    $26.781(1)
Value at end of period                            $15.70    $21.067    $26.006    $29.443
Number of accumulation units outstanding at
 end of period                                   991,169  1,117,594  1,132,148  1,234,587
ING VP GROWTH PORTFOLIO
Value at beginning of period                     $15.239    $21.045    $24.094    $19.053(1)
Value at end of period                            $10.76    $15.239    $21.045    $24.094
Number of accumulation units outstanding at
 end of period                                   147,117    125,992    103,003     72,901
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                     $17.954    $20.936    $23.294    $20.257(1)
Value at end of period                            $14.00    $17.954    $20.936    $23.294
Number of accumulation units outstanding at
 end of period                                   201,219    175,013    142,200    120,481
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                     $14.603    $14.906    $12.530    $10.927(1)
Value at end of period                            $12.75    $14.603    $14.906    $12.530
Number of accumulation units outstanding at
 end of period                                    69,366     38,320     21,104      6,386
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                     $10.747    $10.571     $9.703     $8.783(1)
Value at end of period                             $9.27    $10.747    $10.571     $9.703
Number of accumulation units outstanding at
 end of period                                    66,033     21,657      9,384      5,603
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                      $8.770    $11.604    $14.681    $10.489(1)
Value at end of period                             $6.39     $8.770    $11.604    $14.681
Number of accumulation units outstanding at
 end of period                                    33,730     28,216     22,821     19,174
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                     $14.232    $13.792    $13.069    $12.728(1)
Value at end of period                            $14.37    $14.232    $13.792    $13.069
Number of accumulation units outstanding at
 end of period                                   118,165    135,176    141,829    124,835
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                     $13.784    $16.515    $14.064    $14.476(1)
Value at end of period                            $13.41    $13.784    $16.515    $14.064
Number of accumulation units outstanding at
 end of period                                     2,938      2,936      2,572      4,217
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                     $19.434    $18.822    $17.778    $14.508(1)
Value at end of period                            $14.82    $19.434    $18.822    $17.778
Number of accumulation units outstanding at
 end of period                                    68,066     65,181     50,097     37,985
ING VP STRATEGIC ALLOCATION BALANCED
PORTFOLIO
Value at beginning of period                     $15.317    $16.588    $16.652    $15.764(1)
Value at end of period                            $13.77    $15.317    $16.588    $16.652
Number of accumulation units outstanding at
 end of period                                    11,611     11,974     11,879     12,822
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period                     $15.709    $17.888    $18.152    $16.828(1)
Value at end of period                            $13.46    $15.709    $17.888    $18.152
Number of accumulation units outstanding at
 end of period                                    10,986     10,461     10,632      9,510
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period                     $15.367    $15.855    $15.248    $14.736(1)
Value at end of period                            $14.60    $15.367    $15.855    $15.248
Number of accumulation units outstanding at
 end of period                                     6,150      5,464      5,217      8,034
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                      $4.473     $5.848     $9.496(2)
Value at end of period                             $2.61     $4.473     $5.848
Number of accumulation units outstanding at
 end of period                                   207,449    161,904     93,245
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                     $18.740    $20.884    $19.103    $17.291(1)
Value at end of period                            $13.78    $18.740    $20.884    $19.103
Number of accumulation units outstanding at
 end of period                                    50,820     40,213     26,507     19,132
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                     $23.138    $24.457    $25.216    $22.177(1)
Value at end of period                            $21.51    $23.138    $24.457    $25.216
Number of accumulation units outstanding at
 end of period                                    80,613     66,356     57,541     42,380
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                     $17.728    $16.575    $15.724    $15.629(1)
Value at end of period                            $19.46    $17.728    $16.575    $15.724
Number of accumulation units outstanding at
 end of period                                    20,945      9,819      8,757      8,959
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                     $18.820    $25.187    $29.712    $23.195(1)
Value at end of period                            $13.74    $18.820    $25.187    $29.712
Number of accumulation units outstanding at
 end of period                                   103,313     96,674     84,429     45,184
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                     $19.187    $31.919    $47.190    $27.048(1)
Value at end of period                            $13.74    $19.187    $31.919    $47.190
Number of accumulation units outstanding at
 end of period                                   190,810    183,874    171,176    130,374

------------------------------------------------------------------

                                                 2002       2001       2000       1999
                                                 ----       ----       ----       ----
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                     $22.536    $29.266    $34.982    $23.206(1)
Value at end of period                            $16.68    $22.536    $29.266    $34.982
Number of accumulation units outstanding at
 end of period                                   205,520    205,808    193,452    158,965
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                     $14.362    $16.446    $15.775    $10.913(1)
Value at end of period                            $11.11    $14.362    $16.446    $15.775
Number of accumulation units outstanding at
 end of period                                    30,183     21,853     16,186      2,690
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                     $10.713    $10.292    $10.108     $9.954(1)
Value at end of period                            $11.44    $10.713    $10.292    $10.108
Number of accumulation units outstanding at
 end of period                                    13,506      7,367      7,670        483

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during February 2000.
(2)  Funds were first received in this option during May 2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during May 1999.

                          FOR MASTER APPLICATIONS ONLY
------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C PROSPECTUS DATED MAY 1, 2003, AS WELL AS ALL CURRENT PROSPECTUSES FOR THE FUNDS AVAILABLE UNDER THE CONTRACTS.

____ PLEASE SEND AN ACCOUNT C STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.01107-03) DATED MAY 1, 2003.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.01107-03 (5/03)

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2003. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account C (the "separate account").

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

                                       ING
                              USFS Customer Service
                    Defined Contribution Administration, TS21
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                                         PAGE
                                                                                         ----
General Information and History                                                           2
Variable Annuity Account C                                                                2
Offering and Purchase of Contracts                                                        4
Performance Data                                                                          4
    General                                                                               4
    Average Annual Total Return Quotations                                                5
Income Phase Payments                                                                     14
Sales Material and Advertising                                                            15
Independent Auditors                                                                      16
Financial Statements of the Separate Account                                              S-1
Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries           F-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company", "we", "us", "our") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2002, the Company and its subsidiary life company had $44 billion invested through their products, including $28 billion in their separate accounts (of which the Company, or its affiliate ING Investments, LLC manages or oversees the management of $18 billion). The Company is ranked among the top 1% of all U.S. life insurance companies rated by A.M. Best Company as of December 31, 2001. The Company is an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:

THE FUNDS
AIM V.I. Capital Appreciation Fund
    (Series I)
AIM V.I. Core Equity Fund (Series I)
AIM V.I. Growth Fund (Series I)
AIM V.I. Premier Equity Fund
    (Series I)
American Century(R) Income & Growth Fund
    (Advisor Class)(1)(2)
Calvert Social Balanced Portfolio
Evergreen Special Values Fund (formerly
    Wachovia Special Values Fund)
    (Class A)(1)(2)
Fidelity(R) VIP Contrafund(R) Portfolio (Initial
    Class)
Fidelity(R) VIP Equity-Income Portfolio
    (Initial Class)
Fidelity(R) VIP Growth Portfolio (Initial Class)
Fidelity(R) VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund
    (Class 2)
ING Alger Aggressive Growth Portfolio
    (Service Class and Initial Class*)
ING Alger Growth Portfolio (Service Class)
ING American Century Small Cap Value
    Portfolio (Service Class)
ING Baron Small Cap Growth Portfolio
    (Service Class)
ING DSI Enhanced Index Portfolio
    (Service Class)
ING Goldman Sachs(R) Capital Growth Portfolio
    (Service Class)(3)
ING JPMorgan Fleming International
    Portfolio (formerly ING Scudder International
    Growth Portfolio) (Initial Class)
ING JPMorgan Mid Cap Value Portfolio
    (Service Class)
ING MFS Capital Opportunities Portfolio
    (Initial Class)
ING MFS Global Growth Portfolio
    (Service Class)
ING MFS Research Equity Portfolio (formerly
    ING MFS Research Portfolio) (Initial Class)
ING MFS Total Return Portfolio (Service Shares)
ING OpCap Balanced Value Portfolio
    (Service Class)
ING PIMCO Total Return Portfolio
    (Service Class)
ING Salomon Brothers Aggressive Growth
    Portfolio (formerly ING MFS Emerging
    Equities Portfolio) (Initial Class)
ING Salomon Brothers Fundamental Value
    Portfolio (formerly ING Salomon Brothers
    Capital Portfolio) (Service Class)
ING Salomon Brothers Investors Value
    Portfolio (Service Class)
ING T. Rowe Price Equity Income Portfolio
    (Service Shares)
ING T. Rowe Price Growth Equity Portfolio
    (Initial Class)
ING UBS Tactical Asset Allocation Portfolio
    (Service Class)
ING Van Kampen Comstock Portfolio
    (Service Class)
ING VP Balanced Portfolio, Inc. (Class R)
ING VP Bond Portfolio (Class R)
ING VP Growth and Income Portfolio
    (Class R)
ING VP Growth Opportunities Portfolio
    (Class R)
ING VP Growth Portfolio (Class R)
ING VP Index Plus LargeCap Portfolio
    (Class R)
ING VP Index Plus MidCap Portfolio (Class R)
ING VP Index Plus SmallCap Portfolio
    (Class R)
ING VP International Equity Portfolio
    (Class R)
ING VP International Value Portfolio
    (Class R)
ING VP MagnaCap Portfolio (Class R)
ING VP MidCap Opportunities Portfolio
    (Class R)
ING VP Money Market Portfolio (Class R)
ING VP Natural Resources Trust (4)
ING VP SmallCap Opportunities Portfolio
    (Class R)
ING VP Small Company Portfolio (Class R)
ING VP Strategic Allocation Balanced
    Portfolio (formerly ING VP Crossroads
    Portfolio) (Class R)
ING VP Strategic Allocation Growth Portfolio
    (formerly ING VP Ascent Portfolio)
    (Class R)
ING VP Strategic Allocation Income Portfolio
    (formerly ING VP Legacy Portfolio)
    (Class R)
ING VP Technology Portfolio (Class R)
ING VP Value Opportunity Portfolio (Class R)
Janus Aspen Balanced Portfolio
    (Institutional)
Janus Aspen Capital Appreciation Portfolio
    (Service Shares)
Janus Aspen Flexible Income Portfolio
    (Institutional Shares)
Janus Aspen Growth Portfolio
    (Institutional Shares)
Janus Aspen Mid Cap Growth
    Portfolio (formerly Janus Aspen Aggressive
    Growth Portfolio) (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio
    (Institutional Shares)
Janus Twenty Fund(1)(2)
Lord Abbett Growth and Income Portfolio
    (Class VC)
Lord Abbett Mid-Cap Value Portfolio
    (Class VC)
Oppenheimer Developing Markets Fund
    (Class A)(1)(2)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund, Inc.(1)
Pioneer Equity Income VCT Portfolio
    (Class I)
Pioneer Fund VCT Portfolio (Class I)
Pioneer Mid-Cap Value VCT Portfolio
    (Class I)

* The Initial Class of ING Alger Aggressive Growth Portfolio is only available to 457(f) plans that have the Initial Class of that portfolio available under their core 401(k) or 457(b) plans.

(1)  This fund is available to the general public.

(2)  Only available to plans that were offering this fund prior to May 1, 2002.

(3) Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

(4) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized total return"), as well as the "non-standardized total return," both of which are described below.

The standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

                     TR = ((ERV/P) TO THE POWER OF 1/N) - 1

Where:

TR = The standardized returns net of subaccount recurring charges.

ERV = The ending redeemable value of the hypothetical account at the end of the period.

P = A hypothetical initial payment of $1,000.

N = The number of years in the period.

The standardized figures use the actual returns of the fund since the date contributions were first received in the corresponding subaccount of the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, administrative expense charges, maintenance fees and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance reflected the investment performance of the underlying fund plus any cash held by the subaccount.

The non-standardized total return figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of any applicable maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the corresponding subaccount of the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maximum maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2002 for the subaccounts under the contracts. For those subaccounts where no contributions had yet been received in the fund under the separate account, only non-standardized performance is shown below. The standardized returns for contracts other than Texas K-12 contracts (Table A) assume the maximum mortality and expense risk charge of 1.50%, administrative expense charge of 0.25%, maximum maintenance fee of $30 (converted to a percentage of assets equal to 0.172%) and early withdrawal charges corresponding to Schedule I in the prospectus that is based on completed payment periods. The non-standardized returns for contracts other than Texas K-12 contracts (Table
B) assume the same charges but do not include the early withdrawal charges. We may also advertise returns based on other fee schedules that apply to a particular contract. These fee schedules may result in higher returns than those shown.

The standardized returns for the subaccounts available under the Texas K-12 contracts (Table C) assume the deduction of an early withdrawal charge which grades down from 7% to 0% after 10 years, and a mortality and expense risk charge of 1.25%. The non-standardized returns for the subaccounts available under the Texas K-12 contracts (Table D) assume the deduction of the mortality and expense risk charge only.

For the ING MFS Capital Opportunities Portfolio (Initial Class), ING MFS Research Equity Portfolio (Initial Class), ING JPMorgan Fleming International Portfolio (Initial Class), ING Salomon Brothers Aggressive Growth Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the ING Partners, Inc.
(IPI) portfolio from November 28, 1997, the date the fund commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under may contracts and; (b) after November 26, 1997, based on the performance of the IPI portfolio.

                        TABLE A                                                                                      DATE
       CONTRACTS OTHER THAN TEXAS K-12 CONTRACTS                                                                CONTRIBUTIONS
                                                                                STANDARDIZED                        FIRST
                                                                                                                   RECEIVED
                                                                                                                  UNDER THE
                                                                                                               SEPARATE ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      SINCE
                       SUBACCOUNT                                  1 YEAR    5 YEAR    10 YEAR      INCEPTION*
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                     (29.56%)                           (11.28%)     05/07/1999
AIM V.I. Core Equity Fund (Series I)                              (21.37%)                           (12.92%)     05/10/1999
AIM V.I. Growth Fund (Series I)                                   (35.74%)                           (21.61%)     05/04/1999
AIM V.I. Premier Equity Fund (Series I)                           (35.07%)                           (15.20%)     05/05/1999
American Century(R) Income & Growth Fund (Advisor Class)          (25.12%)                           (20.10%)     01/30/2001
Calvert Social Balanced Portfolio(1)                              (18.16%)   (2.27%)     4.58%
Evergreen Special Values Fund (Class A)                           (13.40%)                            (0.90%)     01/16/2001
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)           (15.55%)    0.70%                    7.80%      05/31/1995
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)           (22.64%)   (2.61%)                   6.40%      05/31/1994
Fidelity(R) VIP Growth Portfolio (Initial Class)                  (34.93%)   (3.26%)                   5.59%      05/31/1994
Fidelity(R) VIP Overseas Portfolio (Initial Class)                (25.75%)   (6.75%)                  (1.34%)     05/31/1994
Franklin Small Cap Value Securities Fund (Class 2)                (15.47%)                            (9.57%)     08/31/2001
ING Alger Aggressive Growth (Initial Class)                                                           (5.93%)     12/26/2002
ING Alger Aggressive Growth Portfolio (Service Class)                                                (28.18%)     05/07/2002
ING Alger Growth Portfolio (Service Class)                                                           (27.61%)     05/07/2002
ING American Century Small Cap Value Portfolio (Service Class)                                       (24.61%)     05/02/2002
ING Baron Small Cap Growth Portfolio (Service Class)                                                 (17.92%)     05/01/2002
ING DSI Enhanced Index Portfolio (Service Class)                                                     (24.19%)     05/15/2002
ING Goldman Sachs(R) Capital Growth Portfolio (Service Class)                                        (24.09%)     05/16/2002

ING JPMorgan Fleming International Portfolio (Initial Class)      (23.70%)   (4.77%)                  (4.47%)     11/28/1997
Scudder VLIF International/ING JPMorgan Fleming                   (23.70%)   (4.77%)     3.60%
International (2)

ING JPMorgan Mid Cap Value Portfolio (Service Class)                                                 (13.86%)     05/03/2002

ING MFS Capital Opportunities Portfolio (Initial Class)           (34.98%)   (4.23%)                  (3.89%)     11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities (2)     (34.98%)   (4.23%)     3.58%

ING MFS Global Growth Portfolio (Service Class)                                                      (21.86%)     05/03/2002

ING MFS Research Equity Portfolio (Initial Class)                 (30.06%)   (5.67%)                  (5.95%)     11/28/1997
American Century VP Capital Appreciation/ING MFS                  (30.06%)   (5.67%)    (0.53%)
Research Equity (2)

ING OpCap Balanced Value Portfolio (Service Class)                                                   (20.07%)     05/23/2002
ING PIMCO Total Return Portfolio (Service Class)                                                       1.31%      05/03/2002

ING Salomon Brothers Aggressive Growth Portfolio                  (39.78%)  (10.29%)                 (10.35%)     11/28/1997
(Initial Class)
Alger American Small Cap/ING Salomon Brothers                     (39.78%)  (10.29%)                  (1.60%)     09/30/1993
Aggressive Growth (2)

ING Salomon Brothers Fundamental Value Portfolio                                                     (27.14%)     05/21/2002
(Service Class)
ING Salomon Brothers Investors Value Portfolio (Service Class)                                       (23.54%)     05/07/2002

ING T. Rowe Price Growth Equity Portfolio (Initial Class)         (28.57%)   (1.50%)                  (1.10%)     11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity (2)         (28.57%)   (1.50%)                   6.75%      10/31/1994

ING UBS Tactical Asset Allocation Portfolio (Service                                                 (24.26%)     05/15/2002
Class)
ING Van Kampen Comstock Portfolio (Service Shares)                                                   (20.77%)     05/06/2002
ING VP Balanced Portfolio, Inc. (Class R) (1)                     (16.44%)   (0.42%)     6.30%
ING VP Bond Portfolio (Class R) (1)                                 0.96%     3.66%      4.83%
ING VP Growth and Income Portfolio (Class R) (1)                  (30.15%)   (8.78%)     3.18%
ING VP Growth Opportunities Portfolio (Class R)                   (36.29%)                           (36.29%)     12/31/2001
ING VP Growth Portfolio (Class R)                                 (33.84%)   (6.07%)                  (2.52%)     05/30/1997
ING VP Index Plus LargeCap Portfolio (Class R)                    (26.92%)   (2.82%)                   2.86%      10/31/1996
ING VP Index Plus MidCap Portfolio (Class R)                      (18.11%)                             2.79%      05/04/1998
ING VP Index Plus SmallCap Portfolio (Class R)                    (19.15%)                            (3.80%)     05/04/1998
ING VP International Equity Portfolio (Class R)                   (31.73%)                           (11.54%)     05/04/1998
ING VP International Value Portfolio (Class R)                    (21.17%)                           (17.29%)     07/26/2001
ING VP MagnaCap Portfolio (Class R)                                                                  (27.42%)     05/03/2002
ING VP MidCap Opportunities Portfolio (Class R)                   (30.97%)                           (26.47%)     08/02/2001
ING VP Money Market Portfolio (Class R) (1)(3)                     (5.31%)    1.45%      2.67%
ING VP Natural Resources Trust (1)                                 (8.78%)   (5.08%)     2.09%
ING VP Small Company Portfolio (Class R)                          (28.51%)   (0.56%)                   2.84%      05/30/1997
ING VP SmallCap Opportunities Portfolio (Class R)                 (47.52%)                           (41.76%)     08/03/2001
ING VP Strategic Allocation Balanced Portfolio (Class R)          (15.73%)   (3.18%)                   2.90%      07/05/1995

                        TABLE A                                                                                      DATE
       CONTRACTS OTHER THAN TEXAS K-12 CONTRACTS                                                                CONTRIBUTIONS
                                                                                STANDARDIZED                        FIRST
                                                                                                                   RECEIVED
                                                                                                                  UNDER THE
                                                                                                               SEPARATE ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      SINCE
                       SUBACCOUNT                                  1 YEAR    5 YEAR    10 YEAR      INCEPTION*
-------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Growth Portfolio (Class R)            (19.66%)   (4.86%)                   2.66%      07/05/1995
ING VP Strategic Allocation Income Portfolio (Class R)            (10.88%)   (0.66%)                   3.63%      07/05/1995
ING VP Technology Portfolio (Class R)                             (45.36%)                           (41.51%)     05/01/2000
ING VP Value Opportunity Portfolio (Class R)                      (31.06%)   (1.42%)                   2.06%      05/30/1997
Janus Aspen Balanced Portfolio (Institutional Shares)             (12.84%)    5.07%                    9.18%      06/30/1995
Janus Aspen Capital Appreciation Portfolio (Service Shares)       (21.69%)                           (20.55%)     02/21/2001
Janus Aspen Flexible Income Portfolio (Institutional Shares)        2.96%     3.89%                    6.76%      10/31/1994
Janus Aspen Growth Portfolio (Institutional Shares)               (31.57%)   (4.45%)                   3.15%      06/30/1995
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)       (32.90%)   (4.93%)                   3.94%      06/30/1994
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)     (30.63%)   (2.28%)                   6.69%      05/31/1995
Janus Twenty Fund                                                 (29.25%)                           (32.93%)     11/27/2000
Lord Abbett Growth and Income Portfolio (Class VC)                (23.66%)                           (11.24%)     09/17/2001
Lord Abbett Mid-Cap Value Portfolio (Class VC)                    (15.96%)                            (9.19%)     07/26/2001
Oppenheimer Developing Markets Fund (Class A)                      (8.31%)                           (11.62%)     02/21/2001
Oppenheimer Global Securities Fund/VA                             (27.49%)                            (0.15%)     05/04/1998
Oppenheimer Strategic Bond Fund/VA                                  0.13%                              0.61%      05/07/1998
Pax World Balanced Fund, Inc.                                     (15.10%)                           (12.61%)     02/21/2001
Pioneer Equity Income VCT Portfolio (Class I)                     (21.59%)                           (16.99%)     07/26/2001
Pioneer Fund VCT Portfolio (Class I)                              (24.59%)                           (13.19%)     09/27/2001
Pioneer Mid Cap Value VCT Portfolio (Class I)                     (17.29%)                           (11.77%)     08/09/2001

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.83%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.

                       TABLE B                                                                                             FUND
      CONTRACTS OTHER THAN TEXAS K-12 CONTRACTS                               NON-STANDARDIZED                           INCEPTION
                                                                                                                           DATE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             SINCE
                      SUBACCOUNT                               1 YEAR   3 YEARS     5 YEARS    10 YEARS   INCEPTION**
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                 (25.84%)  (21.31%)    (4.13%)                   5.30%     05/05/1993
AIM V.I. Core Equity Fund (Series I)                          (17.22%)  (19.34%)    (2.83%)                   5.82%     05/02/1994
AIM V.I. Growth Fund (Series I)                               (32.34%)  (30.09%)    (9.79%)                   1.84%     05/05/1993
AIM V.I. Premier Equity Fund (Series I)                       (31.64%)  (21.13%)    (4.06%)                   5.81%     05/05/1993
American Century(R) Income & Growth Fund (Advisor             (21.17%)  (14.82%)    (2.26%)      7.59%
Class) (1)(2)
Calvert Social Balanced Portfolio (1)                         (13.85%)   (9.26%)    (1.26%)      4.58%
Evergreen Special Values Fund (Class A)                        (8.83%)    6.08%      3.76%                   10.43%     05/07/1993
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)       (11.10%)  (11.18%)     1.74%                   10.16%     01/03/1995
Fidelity(R) VIP Equity-Income Portfolio (Initial Class) (1)   (18.56%)   (6.88%)    (1.60%)      7.72%
Fidelity(R) VIP Growth Portfolio (Initial Class) (1)          (31.49%)  (21.54%)    (2.26%)      6.38%
Fidelity(R) VIP Overseas Portfolio (Initial Class) (1)        (21.84%)  (21.75%)    (5.79%)      2.71%
Franklin Small Cap Value Securities Fund (Class 2)            (11.01%)    6.83%                              (1.50%)    05/01/1998
ING Alger Aggressive Growth Portfolio (Initial Class)         (31.27%)                                      (28.44%)    12/10/2001
ING Alger Aggressive Growth Portfolio (Service Class)         (31.57%)                                      (28.73%)    12/10/2001
ING Alger Growth Portfolio (Service Class)                    (34.43%)                                      (32.33%)    12/10/2001
ING American Century Small Cap Value Portfolio                                                              (19.60%)    05/01/2002
(Service Class)
ING Baron Small Cap Growth Portfolio (Service Class)                                                        (13.59%)    05/01/2002
ING DSI Enhanced Index Portfolio (Service Class)              (24.41%)                                      (22.79%)    12/10/2001
ING Goldman Sachs(R) Capital Growth Portfolio (Service Class) (26.32%)                                      (24.52%)    12/10/2001

ING JPMorgan Fleming International Portfolio (Initial Class)  (19.67%)  (23.17%)    (3.79%)                  (3.46%)    11/28/1997
Scudder VLIF International/ING JPMorgan Fleming               (19.67%)  (23.17%)    (3.79%)      3.60%
International (3)

ING JPMorgan Mid Cap Value Portfolio (Service Class)                                                         (8.78%)    05/01/2002

ING MFS Capital Opportunities Portfolio (Initial Class)       (31.55%)  (22.42%)    (3.24%)                  (2.94%)    11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital                   (31.55%)  (22.42%)    (3.24%)      3.58%
Opportunities (3)

ING MFS Global Growth Portfolio (Service Class)                                                             (17.25%)    05/01/2002

ING MFS Research Equity Portfolio (Initial Class)             (26.37%)  (18.82%)    (4.70%)                  (4.99%)    11/28/1997
American Century VP Capital Appreciation/ING MFS              (26.37%)  (18.82%)    (4.70%)     (0.53%)
Research Equity (3)

ING MFS Total Return Portfolio (Service Shares)                (6.95%)   1.60%                               15.22%     08/14/1998

ING OpCap Balanced Value Portfolio (Service Class)            (22.78%)                                      (22.00%)    12/10/2001
ING PIMCO Total Return Portfolio (Service Class)                                                              6.64%     05/01/2002

ING Salomon Brothers Aggressive Growth Portfolio              (36.60%)  (31.28%)    (9.36%)                  (9.44%)    11/28/1997
(Initial Class)
Alger American Small Cap/ING Salomon Brothers                 (36.60%)  (31.28%)    (9.36%)     (0.11%)
Aggressive Growth (3)

ING Salomon Brothers Fundamental Value Portfolio              (26.10%)                                      (23.32%)    12/10/2001
(Service Class)
ING Salomon Brothers Investors Value Portfolio                (24.35%)                                      (22.19%)    12/10/2001
(Service Class)

ING T. Rowe Price Equity Income Portfolio                     (14.87%)   (2.11%)    (0.60%)      3.94%
(Service Shares) (1)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)     (24.80%)  (13.41%)    (0.49%)                  (0.12%)    11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity (3)     (24.80%)  (13.41%)    (0.49%)      8.14%

ING UBS Tactical Asset Allocation Portfolio (Service Class)   (24.64%)                                      (23.05%)    12/10/2001
ING Van Kampen Comstock Portfolio (Service Shares)                                                          (17.37%)    05/01/2002
ING VP Balanced Portfolio, Inc. (Class R) (1)                 (12.04%)   (6.93%)     0.61%       6.30%
ING VP Bond Portfolio (Class R) (1)                             6.28%     6.84%      4.73%       4.83%
ING VP Growth and Income Portfolio (Class R) (1)              (26.47%)  (19.91%)    (7.84%)      3.18%
ING VP Growth Opportunities Portfolio (Class R)               (32.93%)                                      (32.09%)    04/30/2000
ING VP Growth Portfolio (Class R)                             (30.35%)  (24.52%)    (5.10%)                   0.32%     12/13/1996
ING VP Index Plus LargeCap Portfolio (Class R)                (23.06%)  (16.65%)    (1.82%)                   4.35%     09/16/1996
ING VP Index Plus MidCap Portfolio (Class R)                  (13.79%)   (0.61%)     6.35%                    7.01%     12/16/1997
ING VP Index Plus SmallCap Portfolio (Class R)                (14.89%)   (2.70%)    (0.63%)                   0.20%     12/19/1997
ING VP International Equity Portfolio (Class R)               (28.13%)  (25.17%)    (6.19%)                  (5.67%)    12/22/1997
ING VP International Value Portfolio (Class R)                (17.01%)  (10.06%)     4.25%                    4.03%     08/08/1997
ING VP MagnaCap Portfolio (Class R)                           (24.38%)                                      (14.13%)    05/01/2000
ING VP MidCap Opportunities Portfolio (Class R)               (27.33%)                                      (27.29%)    04/30/2000
ING VP Money Market Portfolio (Class R)(1)(4)                  (0.31%)    1.98%      2.50%       2.67%
ING VP Natural Resources Trust (1)                             (3.97%)   (2.76%)    (4.10%)      2.09%
ING VP Small Company Portfolio (Class R)                      (24.74%)   (7.02%)     0.47%                    5.35%     12/27/1996
ING VP SmallCap Opportunities Portfolio (Class R)             (44.75%)  (27.60%)     0.71%                    5.38%     05/06/1994
ING VP Strategic Allocation Balanced Portfolio (Class R)      (11.28%)   (7.28%)    (2.18%)                   3.61%     07/05/1995
ING VP Strategic Allocation Growth Portfolio (Class R)        (15.43%)  (10.59%)    (3.88%)                   3.36%     07/05/1995

                       TABLE B                                                                                             FUND
      CONTRACTS OTHER THAN TEXAS K-12 CONTRACTS                               NON-STANDARDIZED                           INCEPTION
                                                                                                                           DATE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             SINCE
                      SUBACCOUNT                               1 YEAR   3 YEARS     5 YEARS    10 YEARS   INCEPTION**
----------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Income Portfolio (Class R)         (6.18%)   (2.61%)     0.36%                    4.34%     07/05/1995
ING VP Technology Portfolio (Class R)                         (42.47%)                                      (40.37%)    05/01/2000
ING VP Value Opportunity Portfolio (Class R)                  (27.42%)  (11.40%)    (0.40%)                   5.32%     12/13/1996
Janus Aspen Balanced Portfolio (Institutional Shares)          (8.24%)   (6.31%)     6.16%                    9.76%     09/13/1993
Janus Aspen Capital Appreciation Portfolio (Service           (17.56%)  (20.33%)     4.87%                    8.53%     05/01/1997
Shares) (5)
Janus Aspen Flexible Income Portfolio (Institutional            8.39%     6.09%      4.96%                    6.33%     09/13/1993
Shares)
Janus Aspen Growth Portfolio (Institutional Shares)           (27.96%)  (23.63%)    (3.47%)                   4.87%     09/13/1993
Janus Aspen Mid Cap Growth Portfolio (Institutional           (29.36%)  (34.58%)    (3.95%)                   5.22%     09/13/1993
Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional         (26.97%)  (22.85%)    (1.27%)                   8.31%     09/13/1993
Shares)
Janus Twenty Fund (1)                                         (25.51%)  (30.04%)    (1.14%)      6.48%
Lord Abbett Growth and Income Portfolio (Class VC) (1)        (19.63%)   (5.82%)     1.17%       8.19%
Lord Abbett Mid-Cap Value Portfolio (Class VC)                (11.52%)   11.97%                              10.21%     09/15/1999
Oppenheimer Developing Markets Fund (Class A)                  (3.48%)   (6.05%)     3.26%                    4.79%     11/18/1996
Oppenheimer Global Securities Fund/VA (1)                     (23.66%)  (12.11%)     3.41%       9.80%
Oppenheimer Strategic Bond Fund/VA                              5.41%     2.96%      2.13%                    3.79%     05/03/1993
Pax World Balanced Fund, Inc. (1)                             (10.62%)   (6.20%)     3.04%       6.71%
Pioneer Equity Income VCT Portfolio (Class I)                 (17.45%)   (5.31%)     0.15%                    8.09%     03/01/1995
Pioneer Fund VCT Portfolio (Class I)                          (20.61%)  (11.66%)    (0.61%)                   0.38%     10/31/1997
Pioneer Mid Cap Value VCT Portfolio (Class I)                 (12.93%)    1.75%      1.94%                    7.42%     03/01/1995

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The performance of the Advisor Shares prior to December 15, 1997 reflects the performance of a different class of American Century Fund shares, restated estimated fees and expenses, ignoring any fee and expense limitations.

(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

(4) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.83%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.

(5) The performance of the Service Shares prior to December 31, 1999 reflects the performance of a different class of Janus Aspen Series, restated based on the Service Shares estimated fees and expenses, ignoring any fee and expense limitations.

                      TABLE C                                                                                             DATE
               TEXAS K-12 CONTRACTS                                                                                  CONTRIBUTIONS
                                                                                   STANDARDIZED                      FIRST RECEIVED
                                                                                                                       UNDER THE
                                                                                                                    SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SINCE
                    SUBACCOUNT                                       1 YEAR      5 YEAR    10 YEAR     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                       (30.15%)                            (10.79%)       05/07/1999
AIM V.I. Core Equity Fund (Series I)                                (22.05%)                            (12.43%)       05/10/1999
AIM V.I. Growth Fund (Series I)                                     (36.26%)                            (21.15%)       05/04/1999
AIM V.I. Premier Equity Fund (Series I)                             (35.60%)                            (14.73%)       05/05/1999
Calvert Social Balanced Portfolio(1)                                (18.88%)     (1.50%)    5.28%
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)             (16.30%)      1.48%                   8.73%        05/31/1995
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)             (23.31%)     (1.84%)                  7.37%        05/31/1994
Fidelity(R) VIP Growth Portfolio (Initial Class)                    (35.46%)     (2.50%)                  6.55%        05/31/1994
Fidelity(R) VIP Overseas Portfolio (Initial Class)                  (26.39%)     (6.01%)                 (0.43%)       05/31/1994
Franklin Small Cap Value Securities Fund (Class 2)                  (16.22%)                            (10.02%)       08/31/2001
ING Alger Aggressive Growth Portfolio (Service Class)                                                   (29.29%)       05/07/2002
ING Alger Growth Portfolio (Service Class)                                                              (28.74%)       05/07/2002
ING Baron Small Cap Growth Portfolio (Service Class)                                                    (19.21%)       05/01/2002
ING DSI Enhanced Index Portfolio (Service Class)                                                        (25.38%)       05/15/2002
ING Goldman Sachs(R) Capital Growth Portfolio (Service Class)                                           (25.29%)       05/16/2002

ING JPMorgan Fleming International Portfolio (Initial Class)        (24.36%)     (4.02%)                (3.71%)        11/28/1997
Scudder VLIF International/ING JPMorgan Fleming International(2)    (24.36%)     (4.02%)    4.29%

ING JPMorgan Mid Cap Value Portfolio (Service Class)                                                    (15.23%)       05/03/2002

ING MFS Capital Opportunities Portfolio (Initial Class)             (35.52%)     (3.47%)                 (3.13%)       11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(2)        (35.52%)     (3.47%)    4.27%

ING MFS Global Growth Portfolio (Service Class)                                                         (23.08%)       05/03/2002

ING MFS Research Equity Portfolio (Initial Class)                   (30.65%)     (4.93%)                 (5.20%)       11/28/1997
American Century VP Capital Appreciation/ING MFS Research Equity(2) (30.65%)     (4.93%)    0.14%

ING OpCap Balanced Value Portfolio (Service Class)                                                      (21.34%)       05/23/2002
ING PIMCO Total Return Portfolio (Service Class)                                                         (0.32%)       05/03/2002

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)    (40.26%)     (9.57%)                 (9.63%)       11/28/1997
Alger American Small Cap/ING Salomon Brothers Aggressive Growth(2)  (40.26%)     (9.57%)                 (0.60%)       09/30/1993

ING Salomon Brothers Fundamental Value Portfolio (Service Class)                                        (28.28%)       05/21/2002
ING Salomon Brothers Investors Value Portfolio (Service Class)                                          (24.74%)       05/07/2002

ING T. Rowe Price Growth Equity Portfolio (Initial Class)           (29.17%)     (0.73%)                 (0.32%)       11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(2)            (29.17%)     (0.73%)                  7.74%        10/31/1994

ING UBS Tactical Asset Allocation Portfolio (Service Class)                                             (25.45%)       05/15/2002
ING Van Kampen Comstock Portfolio (Service Shares)                                                      (22.02%)       05/06/2002
ING VP Balanced Portfolio, Inc. (Class R)(1)                        (17.18%)      0.36%     7.01%
ING VP Bond Portfolio (Class R)(1)                                    0.03%       4.46%     5.52%
ING VP Growth and Income Portfolio (Class R)(1)                     (30.74%)     (8.05%)    3.87%
ING VP Growth Opportunities Portfolio (Class R)                     (36.81%)                            (36.81%)       12/31/2001
ING VP Growth Portfolio (Class R)                                   (34.39%)     (5.32%)                 (1.77%)       05/30/1997
ING VP Index Plus LargeCap Portfolio (Class R)                      (27.54%)     (2.06%)                  3.73%        10/31/1996
ING VP Index Plus MidCap Portfolio (Class R)                        (18.83%)                              3.48%        05/04/1998
ING VP Index Plus SmallCap Portfolio (Class R)                      (19.86%)                             (3.14%)       05/04/1998
ING VP International Equity Portfolio (Class R)                     (32.30%)                            (10.93%)       05/04/1998
ING VP International Value Portfolio (Class R)                      (21.86%)                            (17.62%)       07/26/2001
ING VP MagnaCap Portfolio (Class R)                                                                     (28.55%)       05/03/2002
ING VP MidCap Opportunities Portfolio (Class R)                     (31.55%)                            (26.76%)       08/02/2001
ING VP Money Market Portfolio (Class R)(1)(3)                        (6.16%)      2.24%     3.36%
ING VP Small Company Portfolio (Class R)                            (29.11%)      0.22%                   3.62%        05/30/1997
ING VP SmallCap Opportunities Portfolio (Class R)                   (47.92%)                            (41.96%)       08/03/2001
ING VP Strategic Allocation Balanced Portfolio (Class R)            (16.47%)     (2.42%)                  3.81%        07/05/1995
ING VP Strategic Allocation Growth Portfolio (Class R)              (20.37%)     (4.11%)                  3.56%        07/05/1995
ING VP Strategic Allocation Income Portfolio (Class R)              (11.67%)      0.11%                   4.54%        07/05/1995
ING VP Technology Portfolio (Class R)                               (45.78%)                            (41.28%)       05/01/2000
ING VP Value Opportunity Portfolio (Class R)                        (31.64%)     (0.64%)                  2.84%        05/30/1997
Janus Aspen Balanced Portfolio (Institutional Shares)               (13.61%)      5.89%                  10.13%        06/30/1995


                                       10

                      TABLE C                                                                                             DATE
               TEXAS K-12 CONTRACTS                                                                                  CONTRIBUTIONS
                                                                                   STANDARDIZED                      FIRST RECEIVED
                                                                                                                       UNDER THE
                                                                                                                    SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SINCE
                    SUBACCOUNT                                       1 YEAR      5 YEAR    10 YEAR     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio (Service Shares)         (22.37%)                            (20.66%)       02/21/2001
Janus Aspen Flexible Income Portfolio (Institutional Shares)          2.01%       4.69%                   7.75%        10/31/1994
Janus Aspen Growth Portfolio (Institutional Shares)                 (32.14%)     (3.70%)                  4.06%        06/30/1995
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)         (33.46%)     (4.18%)                  4.89%        06/30/1994
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)       (31.21%)     (1.51%)                  7.62%        05/31/1995
Lord Abbett Growth and Income Portfolio (Class VC)                  (24.32%)                            (11.72%)       09/17/2001
Lord Abbett Mid-Cap Value Portfolio (Class VC)                      (16.70%)                             (9.57%)       07/26/2001
Oppenheimer Global Securities Fund/VA                               (28.10%)                              0.52%        05/04/1998
Oppenheimer Strategic Bond Fund/VA                                  (0.79%)                               1.29%        05/07/1998
Pax World Balanced Fund, Inc.                                       (15.85%)                            (12.74%)       02/21/2001
Pioneer Equity Income VCT Portfolio (Class I)                       (22.27%)                            (17.32%)       07/26/2001
Pioneer Fund VCT Portfolio (Class I)                                (25.24%)                            (13.68%)       09/27/2001
Pioneer Mid Cap Value VCT Portfolio (Class I)                       (18.01%)                            (12.16%)       08/09/2001

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.16%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.

                     TABLE D                                                                                                 FUND
               TEXAS K-12 CONTRACTS                                                 NON-STANDARDIZED                      INCEPTION
                                                                                                                             DATE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               SINCE
                   SUBACCOUNT                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS   INCEPTION**
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                       (25.30%)  (20.74%)  (3.47%)                6.00%      05/05/1993
AIM V.I. Core Equity Fund (Series I)                                (16.63%)  (18.76%)  (2.16%)                6.52%      05/02/1994
AIM V.I. Growth Fund (Series I)                                     (31.83%)  (29.56%)  (9.17%)                2.52%      05/05/1993
AIM V.I. Premier Equity Fund (Series I)                             (31.13%)  (20.56%)  (3.40%)                6.51%      05/05/1993
Calvert Social Balanced Portfolio(1)                                (13.24%)   (8.63%)  (0.59%)    5.28%
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)             (10.48%)  (10.56%)   2.42%                10.88%      01/03/1995
Fidelity(R) VIP Equity-Income Portfolio (Initial Class) (1)         (17.98%)   (6.24%)  (0.93%)    8.43%
Fidelity(R) VIP Growth Portfolio (Initial Class) (1)                (30.98%)  (20.98%)  (1.60%)    7.09%
Fidelity(R) VIP Overseas Portfolio (Initial Class) (1)              (21.27%)  (21.18%)  (5.14%)    3.40%
Franklin Small Cap Value Securities Fund (Class 2)                  (10.39%)    7.54%                        (0.83%)      05/01/1998
ING Alger Aggressive Growth Portfolio (Service Class)               (31.05%)                                 (28.20%)     12/10/2001
ING Alger Growth Portfolio (Service Class)                          (33.93%)                                 (31.81%)     12/10/2001
ING Baron Small Cap Growth Portfolio (Service Class)                                                         (13.13%)     05/01/2002
ING DSI Enhanced Index Portfolio (Service Class)                    (23.85%)                                 (22.23%)     12/10/2001
ING Goldman Sachs(R) Capital Growth Portfolio (Service Class)       (25.78%)                                 (23.97%)     12/10/2001

ING JPMorgan Fleming International Portfolio (Initial Class)        (19.10%)  (22.61%)  (3.13%)               (2.84%)     11/28/1997
Scudder VLIF International/ING JPMorgan Fleming International(2)    (19.10%)  (22.61%)  (3.13%)    4.29%

ING JPMorgan Mid Cap Value Portfolio (Service Class)                                                          (8.30%)     05/01/2002

ING MFS Capital Opportunities Portfolio (Initial Class)             (31.03%)  (21.86%)  (2.58%)               (2.28%)     11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(2)        (31.03%)  (21.86%)  (2.58%)    4.27%

ING MFS Global Growth Portfolio (Service Class)                                                              (16.80%)     05/01/2002

ING MFS Research Equity Portfolio (Initial Class)                   (25.83%)  (18.23%)  (4.05%)               (4.34%)     11/28/1997
American Century VP Capital Appreciation/ING MFS Research Equity(2) (25.83%)  (18.23%)  (4.05%)    0.14%

ING MFS Total Return Portfolio (Service Shares)                      (6.28%)    2.29%                         16.47%      08/14/1998
ING OpCap Balanced Value Portfolio (Service Class)                  (22.21%)                                 (21.44%)     12/10/2001
ING PIMCO Total Return Portfolio (Service Class)                                                               7.18%      05/01/2002

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)    (36.11%)  (30.76%)  (8.73%)               (8.81%)     11/28/1997
Alger American Small Cap/ING Salomon Brothers Aggressive Growth(2)  (36.11%)  (30.77%)  (8.73%)    0.57%

ING Salomon Brothers Fundamental Value Portfolio (Service Class)    (25.56%)                                 (22.76%)     12/10/2001
ING Salomon Brothers Investors Value Portfolio (Service Class)      (23.80%)                                 (21.62%)     12/10/2001

ING T. Rowe Price Equity Income Portfolio (Service Shares) (1)      (14.27%)   (1.45%)   0.07%     4.64%

ING T. Rowe Price Growth Equity Portfolio (Initial Class)           (24.25%)  (12.80%)   0.19%                 0.58%      11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(2)            (24.25%)  (12.80%)   0.19%     8.86%

ING UBS Tactical Asset Allocation Portfolio (Service Class)         (24.08%)                                 (22.49%)     12/10/2001
ING Van Kampen Comstock Portfolio (Service Shares)                                                           (16.92%)     05/01/2002
ING VP Balanced Portfolio, Inc. (Class R)(1)                        (11.42%)   (6.29%)   1.29%     7.01%
ING VP Bond Portfolio (Class R)(1)                                    6.99%     7.55%    5.43%     5.52%
ING VP Growth and Income Portfolio (Class R)(1)                     (25.93%)  (19.34%)  (7.20%)    3.87%
ING VP Growth Opportunities Portfolio (Class R)                     (32.42%)                                 (31.57%)     04/30/2000
ING VP Growth Portfolio (Class R)                                   (29.83%)  (23.97%)  (4.45%)                1.00%      12/13/1996
ING VP Index Plus LargeCap Portfolio (Class R)                      (22.50%)  (16.06%)  (1.15%)                5.05%      09/16/1996
ING VP Index Plus MidCap Portfolio (Class R)                        (13.19%)    0.06%    7.06%                 7.72%      12/16/1997
ING VP Index Plus SmallCap Portfolio (Class R)                      (14.29%)   (2.04%)   0.04%                 0.87%      12/19/1997
ING VP International Equity Portfolio (Class R)                     (27.59%)  (24.62%)  (5.55%)               (5.02%)     12/22/1997
ING VP International Value Portfolio (Class R)                      (16.42%)   (9.44%)   4.94%                 4.72%      08/08/1997
ING VP MagnaCap Portfolio (Class R)                                 (23.83%)                                 (13.52%)     05/01/2000
ING VP MidCap Opportunities Portfolio (Class R)                     (26.79%)                                 (26.75%)     04/30/2000
ING VP Money Market Portfolio (Class R)(1)(3)                         0.36%     2.67%    3.18%     3.36%
ING VP Small Company Portfolio (Class R)                            (24.18%)   (6.37%)   1.15%                 6.05%      12/27/1996
ING VP SmallCap Opportunities Portfolio (Class R)                   (44.29%)  (27.04%)   1.39%                 6.08%      05/06/1994
ING VP Strategic Allocation Balanced Portfolio (Class R)            (10.66%)   (6.64%)  (1.52%)                4.30%      07/05/1995
ING VP Strategic Allocation Growth Portfolio (Class R)              (14.83%)   (9.96%)  (3.22%)                4.06%      07/05/1995
ING VP Strategic Allocation Income Portfolio (Class R)               (5.53%)   (1.95%)   1.04%                 5.04%      07/05/1995
ING VP Technology Portfolio (Class R)                               (42.01%)                                 (39.90%)     05/01/2000
ING VP Value Opportunity Portfolio (Class R)                        (26.89%)  (10.78%)   0.28%                 6.02%      12/13/1996
Janus Aspen Balanced Portfolio (Institutional Shares)                (7.61%)   (5.66%)   6.86%                10.49%      09/13/1993


                                       12

                     TABLE D                                                                                                 FUND
               TEXAS K-12 CONTRACTS                                                 NON-STANDARDIZED                      INCEPTION
                                                                                                                             DATE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               SINCE
                   SUBACCOUNT                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS   INCEPTION**
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio (Service Shares) (4)     (16.97%)  (19.76%)   5.56%                 9.24%      05/01/1997
Janus Aspen Flexible Income Portfolio (Institutional Shares)          9.10%     6.80%    5.66%                 7.04%      09/13/1993
Janus Aspen Growth Portfolio (Institutional Shares)                 (27.42%)  (23.07%)  (2.81%)                5.57%      09/13/1993
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)         (28.83%)  (34.07%)  (3.30%)                5.92%      09/13/1993
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)       (26.43%)  (22.29%)  (0.60%)                9.03%      09/13/1993
Lord Abbett Growth and Income Portfolio (Class VC) (1)              (19.05%)   (5.18%)   1.85%     8.91%
Lord Abbett Mid-Cap Value Portfolio (Class VC)                      (10.91%)   12.70%                          10.94%     09/15/1999
Oppenheimer Global Securities Fund/VA(1)                            (23.10%)  (11.50%)   4.10%    10.52%
Oppenheimer Strategic Bond Fund/VA                                    6.11%     3.65%    2.82%                 4.48%      05/03/1993
Pax World Balanced Fund, Inc.(1)                                    (10.00%)   (5.55%)   3.74%     7.42%
Pioneer Equity Income VCT Portfolio (Class I)                       (16.87%)   (4.67%)   0.82%                 8.80%      03/01/1995
Pioneer Fund VCT Portfolio (Class I)                                (20.04%)  (11.05%)   0.06%                 1.06%      10/31/1997
Pioneer Mid Cap Value VCT Portfolio (Class I)                       (12.32%)    2.43%    2.62%                 8.13%      03/01/1995

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.16%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.

(4) The performance of the Service Shares prior to December 31, 1999 reflects the performance of a different class of Janus Aspen Series, restated based on the Service Shares estimated fees and expenses, ignoring any fee and expense limitations.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

                                    EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS


Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements. Prior to May 3, 2001, KPMG LLP were the independent auditors for the separate account and for the Company.

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                              Financial Statements


                          Year ended December 31, 2002


                                    CONTENTS

Report of Independent Auditors             S-2

Audited Financial Statements

Statement of Assets and Liabilities        S-4
Statement of Operations                   S-14
Statements of Changes in Net Assets       S-22
Notes to Financial Statements             S-40

                         Report of Independent Auditors

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statement of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. Growth, AIM V.I. Premier Equity, American Century(R) Income & Growth, Calvert Social Balanced, Chapman DEM(R) Equity, Evergreen Special Values, Fidelity(R) VIP Equity-Income, Fidelity(R) VIP Growth, Fidelity(R) VIP High Income, Fidelity(R) VIP Overseas, Fidelity(R) VIP II ASSET MANAGER(SM), Fidelity(R) VIP II Contrafund(R), Fidelity(R) VIP II Index 500, Franklin Small Cap Value Securities, ING GET Fund - Series C, ING GET Fund - Series D, ING GET Fund - Series E, ING GET Fund - Series G, ING GET Fund - Series H, ING GET Fund - Series I, ING GET Fund - Series J, ING GET Fund - Series K, ING GET Fund - Series L, ING GET Fund - Series Q, ING GET Fund - Series S, ING VP Balanced, ING VP Bond, ING VP Emerging Markets, ING VP Money Market, ING VP Natural Resources, ING VP Strategic Allocation Balanced, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Income, ING Alger Aggressive Growth - Initial Class, ING Alger Aggressive Growth - Service Class, ING Alger Growth, ING American Century Small Cap Value, ING Baron Small Cap Growth, ING DSI Enhanced Index, ING Goldman Sachs(R) Capital Growth, ING JPMorgan Fleming International, ING JPMorgan Mid Cap Value, ING MFS Capital Opportunities, ING MFS Global Growth, ING MFS Research, ING OpCap Balanced Value, ING PIMCO Total Return, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Capital, ING Salomon Brothers Investors Value, ING T. Rowe Price Growth Equity, ING UBS Tactical Asset Allocation, ING Van Kampen Comstock, ING VP Growth and Income, ING VP Growth, ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap, ING VP International Equity, ING VP Small Company, ING VP Technology, ING VP Value Opportunity, ING VP Growth Opportunities, ING VP International Value, ING VP MagnaCap, ING VP MidCap Opportunities, ING VP SmallCap Opportunities, Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Capital Appreciation, Janus Aspen Series Flexible Income, Janus Aspen Series Growth, Janus Aspen Series Worldwide Growth, Janus Twenty, Lord Abbett Growth and Income, Lord Abbett Mid-Cap Value - Class A, Lord Abbett Mid-Cap Value, MFS(R) Total Return, Oppenheimer Aggressive Growth, Oppenheimer Developing Markets, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income, Oppenheimer Strategic Bond, Pax World Balanced, Pioneer Equity Income VCT, Pioneer Fund VCT and Pioneer Mid Cap Value VCT Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account C at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                       Statement of Assets and Liabilities

                                December 31, 2002

                                                      AIM V.I.
                                                       CAPITAL       AIM V.I. CORE       AIM V.I.        AIM V.I.
                                                    APPRECIATION         EQUITY           GROWTH      PREMIER EQUITY
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   15,302,170   $   34,727,788   $   11,402,870   $   15,976,509
                                                   -----------------------------------------------------------------
Total assets                                           15,302,170       34,727,788       11,402,870       15,976,509
                                                   -----------------------------------------------------------------

Net assets                                         $   15,302,170   $   34,727,788   $   11,402,870   $   15,976,509
                                                   =================================================================

NET ASSETS
  Accumulation units                               $   15,302,170   $   34,727,788   $   11,402,870   $   15,972,875
  Contracts in payout (annuitization) period                    -                -                -            3,634
                                                   -----------------------------------------------------------------
Total net assets                                   $   15,302,170   $   34,727,788   $   11,402,870   $   15,976,509
                                                   =================================================================

Total number of mutual fund shares                        931,355        2,044,013        1,009,104          984,988
                                                   =================================================================

Cost of mutual fund shares                         $   27,169,105   $   55,961,106   $   22,378,571   $   25,419,089
                                                   =================================================================

                                                                                     FIDELITY(R) VIP
                                                   FIDELITY(R) VIP  FIDELITY(R) VIP     II ASSET     FIDELITY(R) VIP
                                                     HIGH INCOME       OVERSEAS        MANAGER(SM)   II CONTRAFUND(R)
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $    3,569,431   $   14,075,625   $   18,234,943   $  382,355,956
                                                   -----------------------------------------------------------------
Total assets                                            3,569,431       14,075,625       18,234,943      382,355,956
                                                   -----------------------------------------------------------------

Net assets                                         $    3,569,431   $   14,075,625   $   18,234,943   $  382,355,956
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $    3,490,279   $   14,075,625   $   18,234,943   $  382,355,956
  Contracts in payout (annuitization) period               79,152                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $    3,569,431   $   14,075,625   $   18,234,943   $  382,355,956
                                                   =================================================================

Total number of mutual fund shares                        601,928        1,281,933        1,430,192       21,124,638
                                                   =================================================================

Cost of mutual fund shares                         $    3,487,045   $   14,176,712   $   23,014,744   $  441,961,812
                                                   =================================================================

SEE ACCOMPANYING NOTES.

                                                     AMERICAN
                                                     CENTURY(R)
                                                      INCOME &      CALVERT SOCIAL   CHAPMAN DEM(R)     EVERGREEN
                                                      GROWTH           BALANCED         EQUITY        SPECIAL VALUES
                                                   -----------------------------------------------------------------
ASSETS
  Investments  in  mutual  funds  at  fair value   $    1,151,538   $   49,765,944   $       50,727   $    9,367,029
                                                   -----------------------------------------------------------------
Total assets                                            1,151,538       49,765,944           50,727        9,367,029
                                                   -----------------------------------------------------------------

Net assets                                         $    1,151,538   $   49,765,944   $       50,727   $    9,367,029
                                                   =================================================================

NET ASSETS
  Accumulation units                               $    1,151,538   $   49,765,944   $       50,727   $    9,367,029
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $    1,151,538   $   49,765,944   $       50,727   $    9,367,029
                                                   =================================================================

Total number of mutual fund shares                         53,017       33,177,296            3,911          526,533
                                                   =================================================================

Cost of mutual fund shares                         $    1,255,031   $   65,503,300   $       50,688   $   10,561,926
                                                   =================================================================

                                                   FIDELITY(R) VIP  FIDELITY(R) VIP
                                                    EQUITY-INCOME       GROWTH
                                                   -------------------------------
ASSETS
  Investments  in  mutual  funds  at  fair value   $  226,894,688   $  277,743,563
                                                   -------------------------------
Total assets                                          226,894,688      277,743,563
                                                   -------------------------------

Net assets                                         $  226,894,688   $  277,743,563
                                                   ===============================

NET ASSETS
  Accumulation units                               $  226,894,688   $  277,743,563
  Contracts in payout (annuitization) period                    -                -
                                                   -------------------------------
Total net assets                                   $  226,894,688   $  277,743,563
                                                   ===============================

Total number of mutual fund shares                     12,494,201       11,849,128
                                                   ===============================

Cost of mutual fund shares                         $  287,231,109   $  488,368,114
                                                   ===============================

                                                                    FRANKLIN SMALL
                                                   FIDELITY(R) VIP     CAP VALUE      ING GET FUND     ING GET FUND
                                                    II INDEX 500      SECURITIES       - SERIES D       - SERIES E
                                                  ------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   72,668,180   $    7,950,623   $  234,065,966   $  104,443,250
                                                   -----------------------------------------------------------------
Total assets                                           72,668,180        7,950,623      234,065,966      104,443,250
                                                   -----------------------------------------------------------------

Net assets                                         $   72,668,180   $    7,950,623   $  234,065,966   $  104,443,250
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $   72,668,180   $    7,950,623   $  234,065,966   $  104,443,250
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $   72,668,180   $    7,950,623   $  234,065,966   $  104,443,250
                                                   =================================================================

Total number of mutual fund shares                        727,264          827,328       24,927,153       10,614,151
                                                   =================================================================

Cost of mutual fund shares                         $  106,118,703   $    9,107,461   $  249,676,088   $  106,632,181
                                                   =================================================================

                                                    ING GET FUND     ING GET FUND
                                                     - SERIES G       - SERIES H
                                                  --------------------------------
ASSETS
  Investments in mutual funds at fair value        $   29,756,120   $   23,281,513
                                                   -------------------------------
Total assets                                           29,756,120       23,281,513
                                                   -------------------------------

Net assets                                         $   29,756,120   $   23,281,513
                                                   ===============================

NET ASSETS:
  Accumulation units                               $   29,756,120   $   23,281,513
  Contracts in payout (annuitization) period                    -                -
                                                   -------------------------------
Total net assets                                   $   29,756,120   $   23,281,513
                                                   ===============================

Total number of mutual fund shares                      2,975,612        2,296,007
                                                   ===============================

Cost of mutual fund shares                         $   29,936,312   $   23,223,042
                                                   ===============================

                                                    ING GET FUND     ING GET FUND     ING GET FUND     ING GET FUND
                                                     - SERIES I       - SERIES J       - SERIES K       - SERIES L
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $    1,190,362   $      394,292   $    2,047,826   $    1,186,527
                                                   -----------------------------------------------------------------
Total assets                                            1,190,362          394,292        2,047,826        1,186,527
                                                   -----------------------------------------------------------------

Net assets                                         $    1,190,362   $      394,292   $    2,047,826   $    1,186,527
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $    1,190,362   $      394,292   $    2,047,826   $    1,186,527
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $    1,190,362   $      394,292   $    2,047,826   $    1,186,527
                                                   =================================================================

Total number of mutual fund shares                        117,741           39,116          199,399          117,246
                                                   =================================================================

Cost of mutual fund shares                         $    1,188,754   $      394,747   $    2,012,943   $    1,180,764
                                                   =================================================================

                                                                        ING VP           ING VP           ING VP
                                                       ING VP          STRATEGIC        STRATEGIC        STRATEGIC
                                                       NATURAL        ALLOCATION       ALLOCATION       ALLOCATION
                                                      RESOURCES        BALANCED          GROWTH           INCOME
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   11,896,576   $   47,846,175   $   56,046,181   $   31,609,658
                                                   -----------------------------------------------------------------
Total assets                                           11,896,576       47,846,175       56,046,181       31,609,658
                                                   -----------------------------------------------------------------

Net assets                                         $   11,896,576   $   47,846,175   $   56,046,181   $   31,609,658
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $   11,896,576   $   47,794,848   $   56,046,181   $   31,470,513
  Contracts in payout (annuitization) period                    -           51,327                -          139,145
                                                   -----------------------------------------------------------------
Total net assets                                   $   11,896,576   $   47,846,175   $   56,046,181   $   31,609,658
                                                   =================================================================

Total number of mutual fund shares                        981,566        4,405,725        5,184,661        2,850,285
                                                   =================================================================

Cost of mutual fund shares                         $   12,708,977   $   59,004,768   $   74,037,659   $   35,088,436
                                                   =================================================================

SEE ACCOMPANYING NOTES.

                                                    ING GET FUND     ING GET FUND        ING VP
                                                     - SERIES Q       - SERIES S        BALANCED        ING VP BOND
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $    5,031,188   $   46,557,649   $  597,925,305   $  458,177,528
                                                   -----------------------------------------------------------------
Total assets                                            5,031,188       46,557,649      597,925,305      458,177,528
                                                   -----------------------------------------------------------------

Net assets                                         $    5,031,188   $   46,557,649   $  597,925,305   $  458,177,528
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $    5,031,188   $   46,557,649   $  573,462,934   $  451,430,952
  Contracts in payout (annuitization) period                    -                -       24,462,371        6,746,576
                                                   -----------------------------------------------------------------
Total net assets                                   $    5,031,188   $   46,557,649   $  597,925,305   $  458,177,528
                                                   =================================================================

Total number of mutual fund shares                        501,114        4,623,401       55,724,632       33,863,823
                                                   =================================================================

Cost of mutual fund shares                         $    5,014,965   $   46,306,520   $  821,591,024   $  443,239,488
                                                   =================================================================

                                                       ING VP
                                                      EMERGING       ING VP MONEY
                                                       MARKETS          MARKET
                                                   -------------------------------
ASSETS
  Investments in mutual funds at fair value        $    5,019,814   $  368,845,834
                                                   -------------------------------
Total assets                                            5,019,814      368,845,834
                                                   -------------------------------

Net assets                                         $    5,019,814   $  368,845,834
                                                   ===============================

NET ASSETS:
  Accumulation units                               $    5,019,814   $  368,696,690
  Contracts in payout (annuitization) period                    -          149,144
                                                   -------------------------------
Total net assets                                   $    5,019,814   $  368,845,834
                                                   ===============================

Total number of mutual fund shares                      1,123,001       28,317,429
                                                   ===============================

Cost of mutual fund shares                         $    5,127,345   $  368,199,368
                                                   ===============================

                                                       ING ALGER        ING ALGER
                                                      AGGRESSIVE        AGGRESSIVE                       ING AMERICAN
                                                    GROWTH - INITIAL     GROWTH -         ING ALGER      CENTURY SMALL
                                                        CLASS         SERVICE CLASS        GROWTH          CAP VALUE
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $              2   $      901,506   $      254,944   $    1,833,983
                                                   -------------------------------------------------------------------
Total assets                                                      2          901,506          254,944        1,833,983
                                                   -------------------------------------------------------------------

Net assets                                         $              2   $      901,506   $      254,944   $    1,833,983
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $              2   $      901,506   $      254,944   $    1,833,983
  Contracts in payout (annuitization) period                      -                -                -                -
                                                   -------------------------------------------------------------------
Total net assets                                   $              2   $      901,506   $      254,944   $    1,833,983
                                                   ===================================================================

Total number of mutual fund shares                                -          177,113           38,686          225,029
                                                   ===================================================================

Cost of mutual fund shares                         $              -   $      946,220   $      268,953   $    1,862,566
                                                   ===================================================================

                                                      ING BARON
                                                      SMALL CAP        ING DSI
                                                       GROWTH       ENHANCED INDEX
                                                   -------------------------------
ASSETS
  Investments in mutual funds at fair value        $    3,238,742   $      125,587
                                                   -------------------------------
Total assets                                            3,238,742          125,587
                                                   -------------------------------

Net assets                                         $    3,238,742   $      125,587
                                                   ===============================

NET ASSETS:
  Accumulation units                               $    3,238,742   $      125,587
  Contracts in payout (annuitization) period                    -                -
                                                   -------------------------------
Total net assets                                   $    3,238,742   $      125,587
                                                   ===============================

Total number of mutual fund shares                        369,719           19,966
                                                   ===============================

Cost of mutual fund shares                         $    3,226,321   $      128,262
                                                   ===============================

                                                     ING GOLDMAN        ING JPMORGAN                      ING MFS
                                                   SACHS(R) CAPITAL       FLEMING       ING JPMORGAN      CAPITAL
                                                       GROWTH          INTERNATIONAL    MID CAP VALUE   OPPORTUNITIES
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $        347,106   $  107,839,182   $    1,038,243   $  129,150,107
                                                   -------------------------------------------------------------------
Total assets                                                347,106      107,839,182        1,038,243      129,150,107
                                                   -------------------------------------------------------------------

Net assets                                         $        347,106   $  107,839,182   $    1,038,243   $  129,150,107
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $        347,106   $  107,835,642   $    1,038,243   $  128,920,319
  Contracts in payout (annuitization) period                      -            3,540                -          229,788
                                                   -------------------------------------------------------------------
Total net assets                                   $        347,106   $  107,839,182   $    1,038,243   $  129,150,107
                                                   ===================================================================

Total number of mutual fund shares                           41,421       13,199,410          112,486        6,818,907
                                                   ===================================================================

Cost of mutual fund shares                         $        360,110   $  108,496,384   $    1,012,561   $  280,137,645
                                                   ===================================================================

                                                     ING SALOMON        ING T. ROWE       ING UBS          ING VAN
                                                       BROTHERS        PRICE GROWTH    TACTICAL ASSET      KAMPEN
                                                    INVESTORS VALUE       EQUITY         ALLOCATION       COMSTOCK
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $        635,447   $  169,888,791   $      474,490   $    8,174,710
                                                   -------------------------------------------------------------------
Total assets                                                635,447      169,888,791          474,490        8,174,710
                                                   -------------------------------------------------------------------

Net assets                                         $        635,447   $  169,888,791   $      474,490   $    8,174,710
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $        635,447   $  169,696,407   $      474,490   $    8,174,710
  Contracts in payout (annuitization) period                      -          192,384                -                -
                                                   -------------------------------------------------------------------
Total net assets                                   $        635,447   $  169,888,791   $      474,490   $    8,174,710
                                                   ===================================================================

Total number of mutual fund shares                           63,928        4,897,342           19,870          980,181
                                                   ===================================================================

Cost of mutual fund shares                         $        651,969   $  238,520,833   $      478,471   $    8,555,012
                                                   ===================================================================

SEE ACCOMPANYING NOTES.

                                                      ING MFS          ING MFS         ING OPCAP        ING PIMCO
                                                   GLOBAL GROWTH       RESEARCH      BALANCED VALUE    TOTAL RETURN
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $      202,106   $  114,492,117   $      515,293   $   16,278,729
                                                   -----------------------------------------------------------------
Total assets                                              202,106      114,492,117          515,293       16,278,729
                                                   -----------------------------------------------------------------

Net assets                                         $      202,106   $  114,492,117   $      515,293   $   16,278,729
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $      202,106   $  114,492,117   $      515,293   $   16,278,729
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $      202,106   $  114,492,117   $      515,293   $   16,278,729
                                                   =================================================================

Total number of mutual fund shares                         24,089       18,861,963           53,454        1,543,008
                                                   =================================================================

Cost of mutual fund shares                         $      206,850   $  193,786,491   $      496,953   $   16,088,863
                                                   =================================================================

                                                    ING SALOMON
                                                      BROTHERS
                                                     AGGRESSIVE        ING SALOMON
                                                       GROWTH       BROTHERS CAPITAL
                                                   ---------------------------------
ASSETS
  Investments in mutual funds at fair value        $  175,926,908   $        244,020
                                                   ---------------------------------
Total assets                                          175,926,908            244,020
                                                   ---------------------------------

Net assets                                         $  175,926,908   $        244,020
                                                   =================================

NET ASSETS:
  Accumulation units                               $  175,863,899   $        244,020
  Contracts in payout (annuitization) period               63,009                  -
                                                   ---------------------------------
Total net assets                                   $  175,926,908   $        244,020
                                                   =================================

Total number of mutual fund shares                      6,676,543             20,386
                                                   =================================

Cost of mutual fund shares                         $  334,595,176   $        248,054
                                                   =================================

                                                        ING VP
                                                      GROWTH AND          ING VP        ING VP INDEX     ING VP INDEX
                                                        INCOME            GROWTH        PLUS LARGECAP     PLUS MIDCAP
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $  2,141,417,737   $   76,538,648   $  378,460,454   $  144,261,308
                                                   -------------------------------------------------------------------
Total assets                                          2,141,417,737       76,538,648      378,460,454      144,261,308
                                                   -------------------------------------------------------------------

Net assets                                         $  2,141,417,737   $   76,538,648   $  378,460,454   $  144,261,308
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $  1,990,415,867   $   76,358,588   $  376,938,885   $  144,261,308
  Contracts in payout (annuitization) period            151,001,870          180,060        1,521,569                -
                                                   -------------------------------------------------------------------
Total net assets                                   $  2,141,417,737   $   76,538,648   $  378,460,454   $  144,261,308
                                                   ===================================================================

Total number of mutual fund shares                      147,683,982       11,173,525       34,881,148       12,163,685
                                                   ===================================================================

Cost of mutual fund shares                         $  4,531,485,244   $  161,832,623   $  594,877,437   $  166,481,077
                                                   ===================================================================

                                                                        ING VP
                                                    ING VP INDEX    INTERNATIONAL
                                                    PLUS SMALLCAP       EQUITY
                                                   -------------------------------
ASSETS
  Investments in mutual funds at fair value        $   54,578,838   $    8,248,014
                                                   -------------------------------
Total assets                                           54,578,838        8,248,014
                                                   -------------------------------

Net assets                                         $   54,578,838   $    8,248,014
                                                   ===============================

NET ASSETS:
  Accumulation units                               $   54,578,838   $    8,248,014
  Contracts in payout (annuitization) period                    -                -
                                                   -------------------------------
Total net assets                                   $   54,578,838   $    8,248,014
                                                   ===============================

Total number of mutual fund shares                      5,485,310        1,426,992
                                                   ===============================

Cost of mutual fund shares                         $   62,998,466   $    8,178,095
                                                   ===============================

                                                                                                          ING VP
                                                    ING VP SMALL        ING VP        ING VP VALUE        GROWTH
                                                       COMPANY        TECHNOLOGY      OPPORTUNITY     OPPORTUNITIES
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $  115,084,753   $   23,001,421   $  115,345,438   $      158,478
                                                   -----------------------------------------------------------------
Total assets                                          115,084,753       23,001,421      115,345,438          158,478
                                                   -----------------------------------------------------------------

Net assets                                         $  115,084,753   $   23,001,421   $  115,345,438   $      158,478
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $  114,964,528   $   23,001,421   $  115,345,438   $      158,478
  Contracts in payout (annuitization) period              120,225                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $  115,084,753   $   23,001,421   $  115,345,438   $      158,478
                                                   =================================================================

Total number of mutual fund shares                      9,026,255        8,647,151       11,806,084           42,261
                                                   =================================================================

Cost of mutual fund shares                         $  135,422,314   $   28,733,349   $  162,987,582   $      180,770
                                                   =================================================================

                                                                                                        JANUS ASPEN
                                                    JANUS ASPEN       JANUS ASPEN                         SERIES
                                                   SERIES CAPITAL   SERIES FLEXIBLE    JANUS ASPEN       WORLDWIDE
                                                    APPRECIATION        INCOME        SERIES GROWTH       GROWTH
                                                   ------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $    2,019,288   $    92,270,717   $  199,166,215   $  513,442,582
                                                   ------------------------------------------------------------------
Total assets                                            2,019,288        92,270,717      199,166,215      513,442,582
                                                   ------------------------------------------------------------------

Net assets                                         $    2,019,288   $    92,270,717   $  199,166,215   $  513,442,582
                                                   ==================================================================

NET ASSETS:
  Accumulation units                               $    2,019,288   $    92,270,717   $  198,755,985   $  512,890,464
  Contracts in payout (annuitization) period                    -                 -          410,230          552,118
                                                   ------------------------------------------------------------------
Total net assets                                   $    2,019,288   $    92,270,717   $  199,166,215   $  513,442,582
                                                   ==================================================================

Total number of mutual fund shares                        117,128         7,501,684       13,632,184       24,391,572
                                                   ==================================================================

Cost of mutual fund shares                         $    2,177,031   $    89,156,434   $  390,279,371   $  845,300,790
                                                   ==================================================================

SEE ACCOMPANYING NOTES.

                                                        ING VP                             ING VP           ING VP
                                                    INTERNATIONAL          ING VP          MIDCAP          SMALLCAP
                                                        VALUE             MAGNACAP      OPPORTUNITIES    OPPORTUNITIES
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $     12,824,988   $      543,704   $      456,669   $    2,239,400
                                                   -------------------------------------------------------------------
Total assets                                             12,824,988          543,704          456,669        2,239,400
                                                   -------------------------------------------------------------------

Net assets                                         $     12,824,988   $      543,704   $      456,669   $    2,239,400
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $     12,824,988   $      543,704   $      456,669   $    2,239,400
  Contracts in payout (annuitization) period                      -                -                -                -
                                                   -------------------------------------------------------------------
Total net assets                                   $     12,824,988   $      543,704   $      456,669   $    2,239,400
                                                   ===================================================================

Total number of mutual fund shares                        1,491,278           79,722          101,482          210,272
                                                   ===================================================================

Cost of mutual fund shares                         $     14,075,662   $      602,186   $      481,168   $    2,965,983
                                                   ===================================================================

                                                      JANUS ASPEN
                                                   SERIES AGGRESSIVE     JANUS ASPEN
                                                         GROWTH        SERIES BALANCED
                                                   ------------------------------------
ASSETS
  Investments in mutual funds at fair value        $     369,183,603   $    353,540,115
                                                   ------------------------------------
Total assets                                             369,183,603        353,540,115
                                                   ------------------------------------

Net assets                                         $     369,183,603   $    353,540,115
                                                   ====================================

NET ASSETS:
  Accumulation units                               $     369,183,603   $    353,540,115
  Contracts in payout (annuitization) period                       -                  -
                                                   ------------------------------------
Total net assets                                   $     369,183,603   $    353,540,115
                                                   ====================================

Total number of mutual fund shares                        23,307,046         17,170,477
                                                   ====================================

Cost of mutual fund shares                         $   1,026,974,501   $    406,085,791
                                                   ====================================

                                                                      LORD ABBETT      LORD ABBETT
                                                                      GROWTH AND      MID-CAP VALUE     LORD ABBETT
                                                    JANUS TWENTY        INCOME          - CLASS A      MID-CAP VALUE
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $      382,575   $   12,172,231   $       21,419   $   10,124,322
                                                   -----------------------------------------------------------------
Total assets                                              382,575       12,172,231           21,419       10,124,322
                                                   -----------------------------------------------------------------

Net assets                                         $      382,575   $   12,172,231   $       21,419   $   10,124,322
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $      382,575   $   12,172,231   $       21,419   $   10,124,322
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $      382,575   $   12,172,231   $       21,419   $   10,124,322
                                                   =================================================================

Total number of mutual fund shares                         13,188          646,428            1,392          730,471
                                                   =================================================================

Cost of mutual fund shares                         $      522,388   $   13,083,528   $       21,216   $   10,553,740
                                                   =================================================================

                                                                     OPPENHEIMER
                                                     MFS(R) TOTAL    AGGRESSIVE
                                                       RETURN          GROWTH
                                                   -------------------------------
ASSETS
  Investments in mutual funds at fair value        $   39,338,031   $        2,970
                                                   -------------------------------
Total assets                                           39,338,031            2,970
                                                   -------------------------------

Net assets                                         $   39,338,031   $        2,970
                                                   ===============================

NET ASSETS:
  Accumulation units                               $   39,338,031   $            -
  Contracts in payout (annuitization) period                    -            2,970
                                                   -------------------------------
Total net assets                                   $   39,338,031   $        2,970
                                                   ===============================

Total number of mutual fund shares                      2,295,101              102
                                                   ===============================

Cost of mutual fund shares                         $   41,792,393   $        3,667
                                                   ===============================

                                                                                    OPPENHEIMER
                                                    OPPENHEIMER     OPPENHEIMER     MAIN STREET
                                                    DEVELOPING        GLOBAL          GROWTH &      OPPENHEIMER
                                                      MARKETS       SECURITIES        INCOME       STRATEGIC BOND
                                                   --------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   1,294,154   $ 117,399,787   $      28,115   $   16,661,898
                                                   --------------------------------------------------------------
Total assets                                           1,294,154     117,399,787          28,115       16,661,898
                                                   --------------------------------------------------------------

Net assets                                         $   1,294,154   $ 117,399,787   $      28,115   $   16,661,898
                                                   ==============================================================

NET ASSETS:
  Accumulation units                               $   1,294,154   $ 117,399,787   $           -   $   16,650,286
  Contracts in payout (annuitization) period                   -               -          28,115           11,612
                                                   --------------------------------------------------------------
Total net assets                                   $   1,294,154   $ 117,399,787   $      28,115   $   16,661,898
                                                   ==============================================================

Total number of mutual fund shares                       100,556       6,632,756           1,835        3,645,930
                                                   ==============================================================

Cost of mutual fund shares                         $   1,264,228   $ 149,703,343   $      33,098   $   16,181,796
                                                   ==============================================================

SEE ACCOMPANYING NOTES.

                                                     PAX WORLD     PIONEER EQUITY    PIONEER FUND    PIONEER MID
                                                     BALANCED        INCOME VCT          VCT        CAP VALUE VCT
                                                   --------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   1,604,811   $    3,782,466   $     431,901   $   2,143,337
                                                   --------------------------------------------------------------
Total assets                                           1,604,811        3,782,466         431,901       2,143,337
                                                   --------------------------------------------------------------

Net assets                                         $   1,604,811   $    3,782,466   $     431,901   $   2,143,337
                                                   ==============================================================

NET ASSETS:
  Accumulation units                               $   1,604,811   $    3,782,466   $     431,901   $   2,143,337
  Contracts in payout (annuitization) period                   -                -               -               -
                                                   --------------------------------------------------------------
Total net assets                                   $   1,604,811   $    3,782,466   $     431,901   $   2,143,337
                                                   ==============================================================

Total number of mutual fund shares                        90,057          250,329          28,266         143,463
                                                   ==============================================================

Cost of mutual fund shares                         $   1,768,536   $    3,950,199   $     447,852   $   2,237,693
                                                   ==============================================================

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                             Statement of Operations

                      For the year ended December 31, 2002

                                                        AIM V.I.                                       AIM V.I.
                                                        CAPITAL        AIM V.I.        AIM V.I.        PREMIER
                                                     APPRECIATION    CORE EQUITY       GROWTH          EQUITY
                                                     ------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $          -    $    128,392    $          -    $     64,509
                                                     ------------------------------------------------------------
Total investment income                                         -         128,392               -          64,509

Expenses:
  Mortality and expense risk and other charges            182,097         428,397         144,737         197,291
                                                     ------------------------------------------------------------
Total expenses                                            182,097         428,397         144,737         197,291
                                                     ------------------------------------------------------------
Net investment income (loss)                             (182,097)       (300,005)       (144,737)       (132,782)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                (3,280,466)     (5,332,064)     (5,229,503)     (3,657,522)
Capital gains distributions                                     -               -               -               -
                                                     ------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                          (3,280,466)     (5,332,064)     (5,229,503)     (3,657,522)

Net unrealized appreciation (depreciation) of
  investments                                          (1,536,061)     (1,623,467)        109,770      (3,590,929)
                                                     ------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $ (4,998,624)   $ (7,255,536)   $ (5,264,470)   $ (7,381,233)
                                                     ============================================================

                                                                                                               FRANKLIN
                                                     FIDELITY(R) VIP    FIDELITY(R) VIP                       SMALL CAP
                                                        II ASSET              II           FIDELITY(R) VIP      VALUE
                                                       MANAGER(SM)       CONTRAFUND(R)      II INDEX 500      SECURITIES
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $       791,164    $     2,996,178    $     1,112,964   $     22,089
                                                     --------------------------------------------------------------------
Total investment income                                      791,164          2,996,178          1,112,964         22,089

Expenses:
  Mortality and expense risk and other charges               199,891          4,047,005            853,969         45,518
                                                     --------------------------------------------------------------------
Total expenses                                               199,891          4,047,005            853,969         45,518
                                                     --------------------------------------------------------------------
Net investment income (loss)                                 591,273         (1,050,827)           258,995        (23,429)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (683,859)         3,612,614         (5,339,241)      (435,223)
Capital gains distributions                                        -                  -                  -        154,511
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (683,859)         3,612,614         (5,339,241)      (280,712)

Net unrealized appreciation (depreciation) of
  investments                                             (2,081,878)       (44,845,411)       (17,807,942)    (1,169,760)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $    (2,174,464)   $   (42,283,624)   $   (22,888,188)  $ (1,473,901)
                                                     ====================================================================

SEE ACCOMPANYING NOTES.

                                                        AMERICAN
                                                        CENTURY(R)         CALVERT
                                                        INCOME &            SOCIAL          CHAPMAN          EVERGREEN
                                                         GROWTH            BALANCED       DEM(R) EQUITY    SPECIAL VALUES
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $       11,574    $    1,460,463    $            -    $            -
                                                     --------------------------------------------------------------------
Total investment income                                      11,574         1,460,463                 -                 -
                                                     --------------------------------------------------------------------

Expenses:
  Mortality and expense risk and other charges                9,389           556,045             1,021            77,529
                                                     --------------------------------------------------------------------
Total expenses                                                9,389           556,045             1,021            77,529
                                                     --------------------------------------------------------------------
Net investment income (loss)                                  2,185           904,418            (1,021)          (77,529)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (137,793)         (503,998)          (37,967)         (136,508)
Capital gains distributions                                       -                 -                 -           280,813
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (137,793)         (503,998)          (37,967)          144,305
                                                     --------------------------------------------------------------------

Net unrealized appreciation (depreciation) of
  investments                                               (89,471)       (8,105,310)           (7,677)       (1,182,263)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     (225,079)   $   (7,704,890)   $      (46,665)   $   (1,115,487)
                                                     ====================================================================

                                                     FIDELITY(R) VIP   FIDELITY(R) VIP  FIDELITY(R) VIP    FIDELITY(R) VIP
                                                      EQUITY-INCOME        GROWTH          HIGH INCOME        OVERSEAS
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $    3,847,730    $      826,831    $      267,544    $      107,102
                                                     --------------------------------------------------------------------
Total investment income                                   3,847,730           826,831           267,544           107,102

Expenses:
  Mortality and expense risk and other charges            2,562,270         3,532,603            29,104           170,215
                                                     --------------------------------------------------------------------
Total expenses                                            2,562,270         3,532,603            29,104           170,215
                                                     --------------------------------------------------------------------
Net investment income (loss)                              1,285,460        (2,705,772)          238,440           (63,113)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (1,489,070)       (3,719,368)         (294,898)       (1,463,601)
Capital gains distributions                               5,237,189                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                             3,748,119        (3,719,368)         (294,898)       (1,463,601)

Net unrealized appreciation (depreciation) of
  investments                                           (54,582,388)     (119,137,622)          132,233           234,402
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (49,548,809)   $ (125,562,762)   $       75,775    $   (1,292,312)
                                                     ====================================================================

                                                        ING GET         ING GET          ING GET          ING GET
                                                     FUND - SERIES   FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                           C               D                E                G
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           -   $  11,223,143    $   4,475,555    $   1,217,952
                                                     ---------------------------------------------------------------
Total investment income                                          -      11,223,143        4,475,555        1,217,952

Expenses:
  Mortality and expense risk and other charges                   -       3,462,868        1,504,579          439,400
                                                     ---------------------------------------------------------------
Total expenses                                                   -       3,462,868        1,504,579          439,400
                                                     ---------------------------------------------------------------
Net investment income (loss)                                     -       7,760,275        2,970,976          778,552

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                          -      (3,074,187)        (463,497)         (98,487)
Capital gains distributions                                      -               -                -                -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                    -      (3,074,187)        (463,497)         (98,487)

Net unrealized appreciation (depreciation) of
  investments                                                    -      (6,395,383)         395,754          396,324
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $           -   $  (1,709,295)   $   2,903,233    $   1,076,389
                                                     ===============================================================

                                                        ING GET          ING GET          ING GET          ING GET
                                                     FUND - SERIES    FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                           H                I                J                K
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $     884,658    $      43,214    $      13,444    $      59,139
                                                     ----------------------------------------------------------------
Total investment income                                    884,658           43,214           13,444           59,139

Expenses:
  Mortality and expense risk and other charges             337,023           21,316            6,731           29,131
                                                     ----------------------------------------------------------------
Total expenses                                             337,023           21,316            6,731           29,131
                                                     ----------------------------------------------------------------
Net investment income (loss)                               547,635           21,898            6,713           30,008

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (18,834)            (569)            (125)          (1,488)
Capital gains distributions                                      -                -                -                -
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (18,834)            (569)            (125)          (1,488)

Net unrealized appreciation (depreciation) of
  investments                                              261,776           20,808            9,404           61,491
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     790,577    $      42,137    $      15,992    $      90,011
                                                     ================================================================

                                                        ING GET          ING GET         ING GET
                                                     FUND - SERIES    FUND - SERIES   FUND - SERIES      ING VP
                                                           L                Q               S           BALANCED
                                                     -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $         643    $      98,661   $     297,798   $  7,228,682
                                                     -------------------------------------------------------------
Total investment income                                        643           98,661         297,798      7,228,682

Expenses:
  Mortality and expense risk and other charges              15,737           58,960         213,567      7,557,547
                                                     -------------------------------------------------------------
Total expenses                                              15,737           58,960         213,567      7,557,547
                                                     -------------------------------------------------------------
Net investment income (loss)                               (15,094)          39,701          84,231       (328,865)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (3,830)           1,001           1,225    (34,343,919)
Capital gains distributions                                      -                -               -              -
                                                     -------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (3,830)           1,001           1,225    (34,343,919)

Net unrealized appreciation (depreciation) of
  investments                                               33,101           14,598         251,129    (50,313,550)
                                                     -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      14,177    $      55,300   $     336,585   $(84,986,334)
                                                     =============================================================

                                                       ING ALGER                            ING
                                                      AGGRESSIVE                          AMERICAN       ING BARON
                                                        GROWTH -        ING ALGER      CENTURY SMALL     SMALL CAP
                                                     SERVICE CLASS       GROWTH          CAP VALUE        GROWTH
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           -    $           -    $         397    $          -
                                                     ---------------------------------------------------------------
Total investment income                                          -                -              397               -

Expenses:
  Mortality and expense risk and other charges               3,836              874            8,884          12,030
                                                     ---------------------------------------------------------------
Total expenses                                               3,836              874            8,884          12,030
                                                     ---------------------------------------------------------------
Net investment income (loss)                                (3,836)            (874)          (8,487)        (12,030)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (31,634)          (3,216)        (121,450)        (91,546)
Capital gains distributions                                      -                -                -               -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (31,634)          (3,216)        (121,450)        (91,546)

Net unrealized appreciation (depreciation) of
  investments                                              (44,714)         (14,009)         (28,584)         12,422
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     (80,184)   $     (18,099)   $    (158,521)   $    (91,154)
                                                     ===============================================================

SEE ACCOMPANYING NOTES.

                                                                        ING VP                            ING VP
                                                                       EMERGING           ING VP          NATURAL
                                                      ING VP BOND       MARKETS        MONEY MARKET      RESOURCES
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $  13,979,625   $           -    $  14,043,117    $      22,713
                                                     ---------------------------------------------------------------
Total investment income                                 13,979,625               -       14,043,117           22,713

Expenses:
  Mortality and expense risk and other charges           4,627,415          60,027        3,562,468          130,706
                                                     ---------------------------------------------------------------
Total expenses                                           4,627,415          60,027        3,562,468          130,706
                                                     ---------------------------------------------------------------
Net investment income (loss)                             9,352,210         (60,027)      10,480,649         (107,993)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  1,537,440         (12,437)      (7,043,074)        (496,464)
Capital gains distributions                              1,998,967               -                -                -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                            3,536,407         (12,437)      (7,043,074)        (496,464)

Net unrealized appreciation (depreciation) of
  investments                                           16,434,247        (364,864)      (1,171,791)          60,037
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  29,322,864   $    (437,328)   $   2,265,784    $    (544,420)
                                                     ===============================================================

                                                         ING VP           ING VP           ING VP       ING ALGER
                                                       STRATEGIC        STRATEGIC        STRATEGIC      AGGRESSIVE
                                                       ALLOCATION       ALLOCATION       ALLOCATION       GROWTH -
                                                        BALANCED          GROWTH           INCOME      INITIAL CLASS
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $   1,355,671    $   1,073,695    $   1,180,083   $           -
                                                     ---------------------------------------------------------------
Total investment income                                  1,355,671        1,073,695        1,180,083               -

Expenses:
  Mortality and expense risk and other charges             586,135          682,897          378,761               -
                                                     ---------------------------------------------------------------
Total expenses                                             586,135          682,897          378,761               -
                                                     ---------------------------------------------------------------
Net investment income (loss)                               769,536          390,798          801,322               -

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (1,102,064)      (1,461,955)        (969,993)              -
Capital gains distributions                                      -                -                -               -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                           (1,102,064)      (1,461,955)        (969,993)              -

Net unrealized appreciation (depreciation) of
  investments                                           (5,686,989)      (8,837,831)      (1,818,919)              -
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (6,019,517)   $  (9,908,988)   $  (1,987,590)  $           -
                                                     ===============================================================

                                                                       ING GOLDMAN         ING              ING
                                                        ING DSI          SACHS(R)        JPMORGAN         JPMORGAN
                                                        ENHANCED         CAPITAL          FLEMING         MID CAP
                                                         INDEX           GROWTH        INTERNATIONAL       VALUE
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $          30    $           7    $     787,040    $       1,944
                                                     ----------------------------------------------------------------
Total investment income                                         30                7          787,040            1,944

Expenses:
  Mortality and expense risk and other charges                 515            1,118        1,357,529            4,541
                                                     ----------------------------------------------------------------
Total expenses                                                 515            1,118        1,357,529            4,541
                                                     ----------------------------------------------------------------
Net investment income (loss)                                  (485)          (1,111)        (570,489)          (2,597)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (4,889)          (4,786)     (16,743,987)         (24,056)
Capital gains distributions                                      2                -                -                -
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (4,887)          (4,786)     (16,743,987)         (24,056)

Net unrealized appreciation (depreciation) of
  investments                                               (2,676)         (13,003)      (1,962,516)          25,682
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      (8,048)   $     (18,900)   $ (19,276,992)   $        (971)
                                                     ================================================================

                                                        ING MFS          ING MFS                          ING OPCAP
                                                        CAPITAL          GLOBAL          ING MFS          BALANCED
                                                     OPPORTUNITIES       GROWTH          RESEARCH          VALUE
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           -    $           -    $     289,444    $          63
                                                     ----------------------------------------------------------------
Total investment income                                          -                -          289,444               63

Expenses:
  Mortality and expense risk and other charges           1,732,432              804        1,536,082            1,534
                                                     ----------------------------------------------------------------
Total expenses                                           1,732,432              804        1,536,082            1,534
                                                     ----------------------------------------------------------------
Net investment income (loss)                            (1,732,432)            (804)      (1,246,638)          (1,471)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                (12,395,860)          (6,443)      (9,551,678)          (3,740)
Capital gains distributions                                      -                -                -            2,338
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                          (12,395,860)          (6,443)      (9,551,678)          (1,402)

Net unrealized appreciation (depreciation) of
  investments                                          (50,689,147)          (4,744)     (32,212,734)          18,340
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $ (64,817,439)   $     (11,991)   $ (43,011,050)   $      15,467
                                                     ================================================================

                                                                        ING SALOMON                       ING SALOMON
                                                                         BROTHERS         ING SALOMON      BROTHERS
                                                       ING PIMCO        AGGRESSIVE          BROTHERS      INVESTORS
                                                      TOTAL RETURN        GROWTH            CAPITAL         VALUE
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $      219,968   $            -    $           62    $        90
                                                     ----------------------------------------------------------------
Total investment income                                     219,968                -                62             90

Expenses:
  Mortality and expense risk and other charges               61,457        2,396,499               792          1,884
                                                     ----------------------------------------------------------------
Total expenses                                               61,457        2,396,499               792          1,884
                                                     ----------------------------------------------------------------
Net investment income (loss)                                158,511       (2,396,499)             (730)        (1,794)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      42,596      (13,795,581)           (8,746)       (15,888)
Capital gains distributions                                 162,107                -               846            281
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               204,703      (13,795,581)           (7,900)       (15,607)

Net unrealized appreciation (depreciation) of
  investments                                               189,866      (90,735,538)           (4,034)       (16,522)
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      553,080   $ (106,927,618)   $      (12,664)   $   (33,923)
                                                     ================================================================

                                                        ING VP                                              ING VP
                                                     INTERNATIONAL    ING VP SMALL         ING VP           VALUE
                                                        EQUITY           COMPANY         TECHNOLOGY      OPPORTUNITY
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $      20,925    $     603,053    $           -    $     540,931
                                                     ----------------------------------------------------------------
Total investment income                                     20,925          603,053                -          540,931

Expenses:
  Mortality and expense risk and other charges             101,418        1,343,632          297,117        1,267,757
                                                     ----------------------------------------------------------------
Total expenses                                             101,418        1,343,632          297,117        1,267,757
                                                     ----------------------------------------------------------------
Net investment income (loss)                               (80,493)        (740,579)        (297,117)        (726,826)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (2,402,176)     (11,913,057)     (19,417,666)      (5,359,974)
Capital gains distributions                                      -                -                -                -
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                           (2,402,176)     (11,913,057)     (19,417,666)      (5,359,974)

Net unrealized appreciation (depreciation) of
  investments                                             (404,888)     (23,959,831)       3,470,330      (33,841,501)
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (2,887,557)   $ (36,613,467)   $ (16,244,453)   $ (39,928,301)
                                                     ================================================================

SEE ACCOMPANYING NOTES.

                                                       ING T. ROWE         ING UBS          ING VAN            ING VP
                                                      PRICE GROWTH     TACTICAL ASSET        KAMPEN          GROWTH AND
                                                         EQUITY          ALLOCATION         COMSTOCK           INCOME
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $      381,611    $            -    $       36,689    $   23,373,556
                                                     --------------------------------------------------------------------
Total investment income                                     381,611                 -            36,689        23,373,556

Expenses:
  Mortality and expense risk and other charges            2,059,694             1,505            33,858        30,805,558
                                                     --------------------------------------------------------------------
Total expenses                                            2,059,694             1,505            33,858        30,805,558
                                                     --------------------------------------------------------------------
Net investment income (loss)                             (1,678,083)           (1,505)            2,831        (7,432,002)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (2,973,217)          (12,258)           (9,269)     (453,545,995)
Capital gains distributions                                       -               327                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                            (2,973,217)          (11,931)           (9,269)     (453,545,995)

Net unrealized appreciation (depreciation) of
  investments                                           (50,934,167)           (3,982)         (380,302)     (363,306,637)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (55,585,467)   $      (17,418)   $     (386,740)   $ (824,284,634)
                                                     ====================================================================

                                                         ING VP         ING VP INDEX      ING VP INDEX     ING VP INDEX
                                                         GROWTH         PLUS LARGECAP     PLUS MIDCAP      PLUS SMALLCAP
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $            -    $    1,014,319    $      520,136    $       72,685
                                                     --------------------------------------------------------------------
Total investment income                                           -         1,014,319           520,136            72,685

Expenses:
  Mortality and expense risk and other charges            1,010,818         4,418,330         1,337,220           497,647
                                                     --------------------------------------------------------------------
Total expenses                                            1,010,818         4,418,330         1,337,220           497,647
                                                     --------------------------------------------------------------------
Net investment income (loss)                             (1,010,818)       (3,404,011)         (817,084)         (424,962)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (10,291,958)      (14,023,982)       (2,146,769)       (1,081,750)
Capital gains distributions                                       -                 -                 -           587,912
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                           (10,291,958)      (14,023,982)       (2,146,769)         (493,838)

Net unrealized appreciation (depreciation) of
  investments                                           (23,361,352)      (92,338,545)      (20,159,691)       (9,009,053)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (34,664,128)   $ (109,766,538)   $  (23,123,544)   $   (9,927,853)
                                                     ====================================================================

                                                         ING VP           ING VP                             ING VP
                                                         GROWTH        INTERNATIONAL         ING VP           MIDCAP
                                                      OPPORTUNITIES       VALUE             MAGNACAP       OPPORTUNITIES
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $            -    $       61,973    $        3,826    $            -
                                                     --------------------------------------------------------------------
Total investment income                                           -            61,973             3,826                 -

Expenses:
  Mortality and expense risk and other charges                  828            66,992             2,666             2,259
                                                     --------------------------------------------------------------------
Total expenses                                                  828            66,992             2,666             2,259
                                                     --------------------------------------------------------------------
Net investment income (loss)                                   (828)           (5,019)            1,160            (2,259)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (13,616)         (281,022)           (2,679)          (45,113)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (13,616)         (281,022)           (2,679)          (45,113)

Net unrealized appreciation (depreciation) of
  investments                                               (22,292)       (1,267,175)          (58,482)          (24,387)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      (36,736)   $   (1,553,216)   $      (60,001)   $      (71,759)
                                                     ====================================================================

                                                                         JANUS ASPEN                         JANUS ASPEN
                                                         ING VP            SERIES         JANUS ASPEN          SERIES
                                                        SMALLCAP         AGGRESSIVE         SERIES            CAPITAL
                                                      OPPORTUNITIES        GROWTH          BALANCED         APPRECIATION
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $            -    $            -    $    8,885,698    $        4,158
                                                     --------------------------------------------------------------------
Total investment income                                           -                 -         8,885,698             4,158

Expenses:
  Mortality and expense risk and other charges               10,280         4,630,101         3,709,235            12,486
                                                     --------------------------------------------------------------------
Total expenses                                               10,280         4,630,101         3,709,235            12,486
                                                     --------------------------------------------------------------------
Net investment income (loss)                                (10,280)       (4,630,101)        5,176,463            (8,328)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (143,015)      (29,446,934)        3,603,487           (56,944)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (143,015)      (29,446,934)        3,603,487           (56,944)

Net unrealized appreciation (depreciation) of
  investments                                              (729,426)     (125,670,540)      (36,599,136)         (142,085)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     (882,721)   $ (159,747,575)   $  (27,819,186)   $     (207,357)
                                                     ====================================================================

                                                                                         JANUS ASPEN
                                                       JANUS ASPEN                         SERIES
                                                     SERIES FLEXIBLE    JANUS ASPEN       WORLDWIDE
                                                         INCOME        SERIES GROWTH       GROWTH        JANUS TWENTY
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $     3,369,022   $           -    $   5,629,660    $       2,769
                                                     -----------------------------------------------------------------
Total investment income                                    3,369,022               -        5,629,660            2,769

Expenses:
  Mortality and expense risk and other charges               694,258       2,623,799        6,708,555            4,297
                                                     -----------------------------------------------------------------
Total expenses                                               694,258       2,623,799        6,708,555            4,297
                                                     -----------------------------------------------------------------
Net investment income (loss)                               2,674,764      (2,623,799)      (1,078,895)          (1,528)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      436,108      (8,168,015)       9,132,959         (130,373)
Capital gains distributions                                        -               -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                436,108      (8,168,015)       9,132,959         (130,373)

Net unrealized appreciation (depreciation) of
  investments                                              3,208,551     (70,336,374)    (206,185,282)           5,684
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     6,319,423   $ (81,128,188)   $(198,131,218)   $    (126,217)
                                                     =================================================================

                                                      OPPENHEIMER         PAX WORLD      PIONEER EQUITY     PIONEER FUND
                                                     STRATEGIC BOND       BALANCED         INCOME VCT           VCT
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $      871,546    $       32,874    $       49,068    $        2,727
                                                     --------------------------------------------------------------------
Total investment income                                     871,546            32,874            49,068             2,727

Expenses:
  Mortality and expense risk and other charges              138,156            19,107            13,849             1,786
                                                     --------------------------------------------------------------------
Total expenses                                              138,156            19,107            13,849             1,786
                                                     --------------------------------------------------------------------
Net investment income (loss)                                733,390            13,767            35,219               941

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (430,873)         (184,739)          (38,971)           (9,207)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (430,873)         (184,739)          (38,971)           (9,207)

Net unrealized appreciation (depreciation) of
  investments                                               555,158           (54,342)         (168,552)          (15,952)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      857,675    $     (225,314)   $     (172,304)   $      (24,218)
                                                     ====================================================================

SEE ACCOMPANYING NOTES.

                                                       LORD ABBETT      LORD ABBETT      LORD ABBETT
                                                       GROWTH AND      MID-CAP VALUE       MID-CAP          MFS(R) TOTAL
                                                         INCOME          - CLASS A          VALUE             RETURN
                                                     -------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $       70,400    $            -   $       56,076    $      454,193
                                                     -------------------------------------------------------------------
Total investment income                                      70,400                 -           56,076           454,193

Expenses:
  Mortality and expense risk and other charges               57,170                 -           40,389           328,661
                                                     -------------------------------------------------------------------
Total expenses                                               57,170                 -           40,389           328,661
                                                     -------------------------------------------------------------------
Net investment income (loss)                                 13,230                 -           15,687           125,532

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      (3,579)                -          (43,515)         (243,763)
Capital gains distributions                                   1,574                 -                -           360,102
                                                     -------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                (2,005)                -          (43,515)          116,339

Net unrealized appreciation (depreciation) of
  investments                                              (935,754)              203         (436,458)       (2,403,153)
                                                     -------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     (924,529)   $          203   $     (464,286)   $   (2,161,282)
                                                     ===================================================================

                                                                                                            OPPENHEIMER
                                                       OPPENHEIMER       OPPENHEIMER      OPPENHEIMER       MAIN STREET
                                                       AGGRESSIVE        DEVELOPING          GLOBAL          GROWTH &
                                                         GROWTH            MARKETS         SECURITIES         INCOME
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           29    $       18,934    $      519,745    $          191
                                                     --------------------------------------------------------------------
Total investment income                                          29            18,934           519,745               191

Expenses:
  Mortality and expense risk and other charges                   40            12,333         1,134,587               386
                                                     --------------------------------------------------------------------
Total expenses                                                   40            12,333         1,134,587               386
                                                     --------------------------------------------------------------------
Net investment income (loss)                                    (11)            6,601          (614,842)             (195)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                         (78)         (215,922)       (6,640,263)             (296)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                   (78)         (215,922)       (6,640,263)             (296)

Net unrealized appreciation (depreciation) of
  investments                                                  (698)           26,023       (23,058,302)           (4,983)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $         (787)   $     (183,298)   $  (30,313,407)   $       (5,474)
                                                     ====================================================================

                                                     PIONEER MID CAP
                                                        VALUE VCT
                                                     ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $         3,666
                                                     ---------------
Total investment income                                        3,666

Expenses:
  Mortality and expense risk and other charges                11,584
                                                     ---------------
Total expenses                                                11,584
                                                     ---------------
Net investment income (loss)                                  (7,918)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (134,601)
Capital gains distributions                                   32,346
                                                     ---------------
Total realized gain (loss) on investments and
  capital gains distributions                               (102,255)

Net unrealized appreciation (depreciation) of
  investments                                                (99,000)
                                                     ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      (209,173)
                                                     ===============

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001

                                                                  AIM V.I.
                                                                  CAPITAL         AIM V.I. CORE       AIM V.I.
                                                                APPRECIATION         EQUITY            GROWTH
                                                               --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $   21,974,303    $   48,981,132    $   19,441,222

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     1,302,684          (484,048)         (139,088)
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (1,526,450)       (1,728,790)       (1,939,557)
   Net unrealized appreciation (depreciation) of investments       (5,252,508)      (10,786,560)       (5,150,424)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from            (5,476,274)      (12,999,398)       (7,229,069)
     operations

Changes from principal transactions:
   Total unit transactions                                          2,528,530         8,297,132         3,356,314
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   2,528,530         8,297,132         3,356,314
                                                               --------------------------------------------------
Total increase (decrease)                                          (2,947,744)       (4,702,266)       (3,872,755)
                                                               --------------------------------------------------
Net assets at December 31, 2001                                    19,026,559        44,278,866        15,568,467

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (182,097)         (300,005)         (144,737)
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (3,280,466)       (5,332,064)       (5,229,503)
   Net unrealized appreciation (depreciation) of investments       (1,536,061)       (1,623,467)          109,770
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (4,998,624)       (7,255,536)       (5,264,470)

Changes from principal transactions:
   Total unit transactions                                          1,274,235        (2,295,542)        1,098,873
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   1,274,235        (2,295,542)        1,098,873
                                                               --------------------------------------------------
Total increase (decrease)                                          (3,724,389)       (9,551,078)       (4,165,597)
                                                               --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $   15,302,170    $   34,727,788    $   11,402,870
                                                               ==================================================

SEE ACCOMPANYING NOTES.

                                                                                    AMERICAN
                                                                  AIM V.I.         CENTURY(R)
                                                                  PREMIER           INCOME &       CALVERT SOCIAL
                                                                   EQUITY            GROWTH           BALANCED
                                                               --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $   18,487,184    $            -    $   63,262,465

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       257,274               148         2,642,143
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (802,610)          (18,554)          504,915
   Net unrealized appreciation (depreciation) of investments       (2,476,719)          (14,022)       (8,202,516)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (3,022,055)          (32,428)       (5,055,458)

Changes from principal transactions:
   Total unit transactions                                          6,869,339           661,379           133,413
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   6,869,339           661,379           133,413
                                                               --------------------------------------------------
Total increase (decrease)                                           3,847,284           628,951        (4,922,045)
                                                               --------------------------------------------------
Net assets at December 31, 2001                                    22,334,468           628,951        58,340,420

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (132,782)            2,185           904,418
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (3,657,522)         (137,793)         (503,998)
   Net unrealized appreciation (depreciation) of investments       (3,590,929)          (89,471)       (8,105,310)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (7,381,233)         (225,079)       (7,704,890)

Changes from principal transactions:
   Total unit transactions                                          1,023,274           747,666          (869,586)
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   1,023,274           747,666          (869,586)
                                                               --------------------------------------------------
Total increase (decrease)                                          (6,357,959)          522,587        (8,574,476)
                                                               --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $   15,976,509    $    1,151,538    $   49,765,944
                                                               ==================================================

                                                               CHAPMAN DEM(R)      EVERGREEN      FIDELITY(R) VIP   FIDELITY(R) VIP
                                                                   EQUITY        SPECIAL VALUES    EQUITY-INCOME        GROWTH
                                                               --------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $            -    $            -    $  195,902,776    $  448,871,801

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          (641)          213,423         1,055,312         9,594,905
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (24,232)           24,793          (198,840)        6,136,259
   Net unrealized appreciation (depreciation) of investments            7,716           (12,633)       (2,078,943)      (71,921,470)
                                                               --------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       (17,157)          225,583        (1,222,471)      (56,190,306)

Changes from principal transactions:
   Total unit transactions                                            109,430         3,700,154        42,633,922        (4,330,388)
                                                               --------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     109,430         3,700,154        42,633,922        (4,330,388)
                                                               --------------------------------------------------------------------
Total increase (decrease)                                              92,273         3,925,737        41,411,451       (60,520,694)
                                                               --------------------------------------------------------------------
Net assets at December 31, 2001                                        92,273         3,925,737       237,314,227       388,351,107

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        (1,021)          (77,529)        1,285,460        (2,705,772)
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (37,967)          144,305         3,748,119        (3,719,368)
   Net unrealized appreciation (depreciation) of investments           (7,677)       (1,182,263)      (54,582,388)     (119,137,622)
                                                               --------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       (46,665)       (1,115,487)      (49,548,809)     (125,562,762)

Changes from principal transactions:
   Total unit transactions                                              5,119         6,556,779        39,129,270        14,955,218
                                                               --------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       5,119         6,556,779        39,129,270        14,955,218
                                                               --------------------------------------------------------------------
Total increase (decrease)                                             (41,546)        5,441,292       (10,419,539)     (110,607,544)
                                                               --------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $       50,727    $    9,367,029    $  226,894,688    $  277,743,563
                                                               ====================================================================

                                                                                                     FIDELITY(R) VIP
                                                               FIDELITY(R) VIP    FIDELITY(R) VIP       II ASSET
                                                                 HIGH INCOME         OVERSEAS          MANAGER(SM)
                                                               -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $     2,449,768    $    18,191,519    $    23,730,253

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     10,396,557         25,126,390            286,471
   Net realized gain (loss) on investments and capital gains
     distributions                                                     877,889          2,754,684         (1,178,991)
   Net unrealized appreciation (depreciation) of investments       (24,666,427)      (113,705,777)           490,850
                                                               -----------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (13,391,981)       (85,824,703)          (401,670)

Changes from principal transactions:
   Total unit transactions                                          13,636,484         82,399,033         (1,739,120)
                                                               -----------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   13,636,484         82,399,033         (1,739,120)
                                                               -----------------------------------------------------
Total increase (decrease)                                              244,503         (3,425,670)        (2,140,790)
                                                               -----------------------------------------------------
Net assets at December 31, 2001                                      2,694,271         14,765,849         21,589,463

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        238,440            (63,113)           591,273
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (294,898)        (1,463,601)          (683,859)
   Net unrealized appreciation (depreciation) of investments           132,233            234,402         (2,081,878)
                                                               -----------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                         75,775         (1,292,312)        (2,174,464)

Changes from principal transactions:
   Total unit transactions                                             799,385            602,088         (1,180,056)
                                                               -----------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                      799,385            602,088         (1,180,056)
                                                               -----------------------------------------------------
Total increase (decrease)                                              875,160           (690,224)        (3,354,520)
                                                               -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $     3,569,431    $    14,075,625    $    18,234,943
                                                               =====================================================

SEE ACCOMPANYING NOTES.

                                                                                                         FRANKLIN
                                                                                                        SMALL CAP
                                                               FIDELITY(R) VIP     FIDELITY(R) VIP        VALUE
                                                               II CONTRAFUND(R)     II INDEX 500        SECURITIES
                                                               ----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $    420,901,510    $   104,649,875    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          82,731          1,998,428             (208)
   Net realized gain (loss) on investments and capital gains
     distributions                                                    1,026,467         (8,115,349)             181
   Net unrealized appreciation (depreciation) of investments        (15,151,354)         2,165,801           12,921
                                                               ----------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (14,042,156)        (3,951,120)          12,894

Changes from principal transactions:
   Total unit transactions                                          (31,572,214)        (4,602,017)         116,831
                                                               ----------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   (31,572,214)        (4,602,017)         116,831
                                                               ----------------------------------------------------
Total increase (decrease)                                           (45,614,370)        (8,553,137)         129,725
                                                               ----------------------------------------------------
Net assets at December 31, 2001                                     375,287,140         96,096,738          129,725

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (1,050,827)           258,995          (23,429)
   Net realized gain (loss) on investments and capital gains
     distributions                                                    3,612,614         (5,339,241)        (280,712)
   Net unrealized appreciation (depreciation) of investments        (44,845,411)       (17,807,942)      (1,169,760)
                                                               ----------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (42,283,624)       (22,888,188)      (1,473,901)

Changes from principal transactions:
   Total unit transactions                                           49,352,440           (540,370)       9,294,799
                                                               ----------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                    49,352,440           (540,370)       9,294,799
                                                               ----------------------------------------------------
Total increase (decrease)                                             7,068,816        (23,428,558)       7,820,898
                                                               ----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $    382,355,956    $    72,668,180    $   7,950,623
                                                               ====================================================

                                                                  ING GET          ING GET          ING GET          ING GET
                                                               FUND - SERIES    FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                                     C                D                E                G
                                                               ----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $ 136,195,306    $ 331,078,585    $ 131,674,642    $  38,003,615

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    6,135,875          401,935         (715,932)        (365,901)
   Net realized gain (loss) on investments and capital gains
     distributions                                               (58,300,789)      (1,990,871)        (386,585)        (110,844)
   Net unrealized appreciation (depreciation) of investments      30,255,816        3,568,651          298,581          458,080
                                                               ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                  (21,909,098)       1,979,715         (803,936)         (18,665)

Changes from principal transactions:
   Total unit transactions                                      (114,286,208)     (44,764,380)     (12,673,983)      (4,238,830)
                                                               ----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                               (114,286,208)     (44,764,380)     (12,673,983)      (4,238,830)
                                                               ----------------------------------------------------------------
Total increase (decrease)                                       (136,195,306)     (42,784,665)     (13,477,919)      (4,257,495)
                                                               ----------------------------------------------------------------
Net assets at December 31, 2001                                            -      288,293,920      118,196,723       33,746,120

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            -        7,760,275        2,970,976          778,552
   Net realized gain (loss) on investments and capital gains
     distributions                                                         -       (3,074,187)        (463,497)         (98,487)
   Net unrealized appreciation (depreciation) of investments               -       (6,395,383)         395,754          396,324
                                                               ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                            -       (1,709,295)       2,903,233        1,076,389

Changes from principal transactions:
   Total unit transactions                                                 -      (52,518,659)     (16,656,706)      (5,066,389)
                                                               ----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          -      (52,518,659)     (16,656,706)      (5,066,389)
                                                               ----------------------------------------------------------------
Total increase (decrease)                                                  -      (54,227,954)     (13,753,473)      (3,990,000)
                                                               ----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $           -    $ 234,065,966    $ 104,443,250    $  29,756,120
                                                               ================================================================

                                                                  ING GET          ING GET          ING GET
                                                               FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                                     H                I                J
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $  29,175,653    $   1,364,320    $     456,726

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     (248,381)         (19,408)          (6,244)
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (40,766)          (3,067)          (2,966)
   Net unrealized appreciation (depreciation) of investments          63,943           13,693            6,718
                                                               -----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (225,204)          (8,782)          (2,492)

Changes from principal transactions:
   Total unit transactions                                        (3,142,654)        (103,246)         (73,709)
                                                               -----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                 (3,142,654)        (103,246)         (73,709)
                                                               -----------------------------------------------
Total increase (decrease)                                         (3,367,858)        (112,028)         (76,201)
                                                               -----------------------------------------------
Net assets at December 31, 2001                                   25,807,795        1,252,292          380,525

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      547,635           21,898            6,713
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (18,834)            (569)            (125)
   Net unrealized appreciation (depreciation) of investments         261,776           20,808            9,404
                                                               -----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      790,577           42,137           15,992

Changes from principal transactions:
   Total unit transactions                                        (3,316,859)        (104,067)          (2,225)
                                                               -----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                 (3,316,859)        (104,067)          (2,225)
                                                               -----------------------------------------------
Total increase (decrease)                                         (2,526,282)         (61,930)          13,767
                                                               -----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $  23,281,513    $   1,190,362    $     394,292
                                                               ===============================================

SEE ACCOMPANYING NOTES.

                                                                  ING GET         ING GET           ING GET
                                                               FUND - SERIES   FUND - SERIES     FUND - SERIES
                                                                     K               L                 Q
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $   2,862,754    $      15,987    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (36,603)          14,850           (1,014)
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (10,159)           3,820                1
   Net unrealized appreciation (depreciation) of investments         (18,310)         (27,354)           1,625
                                                               -----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (65,072)          (8,684)             612

Changes from principal transactions:
   Total unit transactions                                          (522,901)       1,297,385        3,640,996
                                                               -----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   (522,901)       1,297,385        3,640,996
                                                               -----------------------------------------------
Total increase (decrease)                                           (587,973)       1,288,701        3,641,608
                                                               -----------------------------------------------
Net assets at December 31, 2001                                    2,274,781        1,304,688        3,641,608

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       30,008          (15,094)          39,701
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (1,488)          (3,830)           1,001
   Net unrealized appreciation (depreciation) of investments          61,491           33,101           14,598
                                                               -----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       90,011           14,177           55,300

Changes from principal transactions:
   Total unit transactions                                          (316,966)        (132,338)       1,334,280
                                                               -----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   (316,966)        (132,338)       1,334,280
                                                               -----------------------------------------------
Total increase (decrease)                                           (226,955)        (118,161)       1,389,580
                                                               -----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $   2,047,826    $   1,186,527    $   5,031,188
                                                               ===============================================

                                                                  ING GET                                         ING VP
                                                               FUND - SERIES      ING VP                          EMERGING
                                                                     S           BALANCED        ING VP BOND      MARKETS
                                                               --------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $           -   $ 875,435,544    $ 301,918,661   $   6,367,049

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            -      38,054,883       18,766,375       1,179,780
   Net realized gain (loss) on investments and capital gains
     distributions                                                         -     (13,695,954)       1,096,582      (2,487,404)
   Net unrealized appreciation (depreciation) of investments               -     (71,315,416)       4,915,523         693,375
                                                               --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                            -     (46,956,487)      24,778,480        (614,249)

Changes from principal transactions:
   Total unit transactions                                                 -     (60,435,593)      82,899,136        (233,951)
                                                               --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          -     (60,435,593)      82,899,136        (233,951)
                                                               --------------------------------------------------------------
Total increase (decrease)                                                  -    (107,392,080)     107,677,616        (848,200)
                                                               --------------------------------------------------------------
Net assets at December 31, 2001                                            -     768,043,464      409,596,277       5,518,849

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       84,231        (328,865)       9,352,210         (60,027)
   Net realized gain (loss) on investments and capital gains
     distributions                                                     1,225     (34,343,919)       3,536,407         (12,437)
   Net unrealized appreciation (depreciation) of investments         251,129     (50,313,550)      16,434,247        (364,864)
                                                               --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      336,585     (84,986,334)      29,322,864        (437,328)

Changes from principal transactions:
   Total unit transactions                                        46,221,064     (85,131,825)      19,258,387         (61,707)
                                                               --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                 46,221,064     (85,131,825)      19,258,387         (61,707)
                                                               --------------------------------------------------------------
Total increase (decrease)                                         46,557,649    (170,118,159)      48,581,251        (499,035)
                                                               --------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $  46,557,649   $ 597,925,305    $ 458,177,528   $   5,019,814
                                                               ==============================================================

                                                                                                      ING VP
                                                                                                     STRATEGIC
                                                                ING VP MONEY     ING VP NATURAL      ALLOCATION
                                                                   MARKET           RESOURCES         BALANCED
                                                               --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $  322,713,770    $   16,696,149    $   62,529,623

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    15,286,972          (165,895)          865,707
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (3,500,285)          380,510          (317,652)
   Net unrealized appreciation (depreciation) of investments       (1,822,815)       (3,274,760)       (5,588,587)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     9,963,872        (3,060,145)       (5,040,532)

Changes from principal transactions:
   Total unit transactions                                         41,891,036          (885,020)         (451,200)
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                  41,891,036          (885,020)         (451,200)
                                                               --------------------------------------------------
Total increase (decrease)                                          51,854,908        (3,945,165)       (5,491,732)
                                                               --------------------------------------------------
Net assets at December 31, 2001                                   374,568,678        12,750,984        57,037,891

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    10,480,649          (107,993)          769,536
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (7,043,074)         (496,464)       (1,102,064)
   Net unrealized appreciation (depreciation) of investments       (1,171,791)           60,037        (5,686,989)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     2,265,784          (544,420)       (6,019,517)

Changes from principal transactions:
   Total unit transactions                                         (7,988,628)         (309,988)       (3,172,199)
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                  (7,988,628)         (309,988)       (3,172,199)
                                                               --------------------------------------------------
Total increase (decrease)                                          (5,722,844)         (854,408)       (9,191,716)
                                                               --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $  368,845,834    $   11,896,576    $   47,846,175
                                                               ==================================================

SEE ACCOMPANYING NOTES.

                                                                  ING VP          ING VP          ING ALGER
                                                                 STRATEGIC       STRATEGIC        AGGRESSIVE
                                                                ALLOCATION      ALLOCATION     GROWTH - INITIAL
                                                                  GROWTH          INCOME            CLASS
                                                               ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $ 77,057,293    $ 39,124,035    $              -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     385,421       1,241,844                   -
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (298,788)       (223,825)                  -
   Net unrealized appreciation (depreciation) of investments     (9,742,829)     (2,378,644)                  -
                                                               ------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                  (9,656,196)     (1,360,625)                  -

Changes from principal transactions:
   Total unit transactions                                         (390,814)       (667,463)                  -
                                                               ------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                  (390,814)       (667,463)                  -
                                                               ------------------------------------------------
Total increase (decrease)                                       (10,047,010)     (2,028,088)                  -
                                                               ------------------------------------------------
Net assets at December 31, 2001                                  67,010,283      37,095,947                   -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     390,798         801,322                   -
   Net realized gain (loss) on investments and capital gains
     distributions                                               (1,461,955)       (969,993)                  -
   Net unrealized appreciation (depreciation) of investments     (8,837,831)     (1,818,919)                  -
                                                               ------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                  (9,908,988)     (1,987,590)                  -

Changes from principal transactions:
   Total unit transactions                                       (1,055,114)     (3,498,699)                  2
                                                               ------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                (1,055,114)     (3,498,699)                  2
                                                               ------------------------------------------------
Total increase (decrease)                                       (10,964,102)     (5,486,289)                  2
                                                               ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $ 56,046,181    $ 31,609,658    $              2
                                                               ================================================

                                                                 ING ALGER
                                                                 AGGRESSIVE                     ING AMERICAN      ING BARON
                                                                  GROWTH -        ING ALGER     CENTURY SMALL     SMALL CAP
                                                               SERVICE CLASS       GROWTH         CAP VALUE        GROWTH
                                                               --------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $           -    $          -    $           -    $          -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            -               -                -               -
   Net realized gain (loss) on investments and capital gains
     distributions                                                         -               -                -               -
   Net unrealized appreciation (depreciation) of investments               -               -                -               -
                                                               --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                            -               -                -               -

Changes from principal transactions:
   Total unit transactions                                                 -               -                -               -
                                                               --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          -               -                -               -
                                                               --------------------------------------------------------------
Total increase (decrease)                                                  -               -                -               -
                                                               --------------------------------------------------------------
Net assets at December 31, 2001                                            -               -                -               -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (3,836)           (874)          (8,487)        (12,030)
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (31,634)         (3,216)        (121,450)        (91,546)
   Net unrealized appreciation (depreciation) of investments         (44,714)        (14,009)         (28,584)         12,422
                                                               --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (80,184)        (18,099)        (158,521)        (91,154)

Changes from principal transactions:
   Total unit transactions                                           981,690         273,043        1,992,504       3,329,896
                                                               --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                    981,690         273,043        1,992,504       3,329,896
                                                               --------------------------------------------------------------
Total increase (decrease)                                            901,506         254,944        1,833,983       3,238,742
                                                               --------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $     901,506    $    254,944    $   1,833,983    $  3,238,742
                                                               ==============================================================

                                                                             ING DSI          ING GOLDMAN       ING JPMORGAN
                                                                            ENHANCED       SACHS(R) CAPITAL        FLEMING
                                                                              INDEX              GROWTH         INTERNATIONAL
                                                                         -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                            $             -    $             -    $   219,543,248

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                        -                  -         41,359,131
   Net realized gain (loss) on investments and capital gains
      distributions                                                                    -                  -        (99,622,293)
   Net unrealized appreciation (depreciation) of investments                           -                  -          1,492,078
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                     -                  -        (56,771,084)

Changes from principal transactions:
   Total unit transactions                                                             -                  -        (17,206,284)
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                   -                  -        (17,206,284)
                                                                         -----------------------------------------------------
Total increase (decrease)                                                              -                  -        (73,977,368)
                                                                         -----------------------------------------------------
Net assets at December 31, 2001                                                        -                  -        145,565,880

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                     (485)            (1,111)          (570,489)
   Net realized gain (loss) on investments and capital gains
      distributions                                                               (4,887)            (4,786)       (16,743,987)
   Net unrealized appreciation (depreciation) of investments                      (2,676)           (13,003)        (1,962,516)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                (8,048)           (18,900)       (19,276,992)

Changes from principal transactions:
   Total unit transactions                                                       133,635            366,006        (18,449,706)
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions             133,635            366,006        (18,449,706)
                                                                         -----------------------------------------------------
Total increase (decrease)                                                        125,587            347,106        (37,726,698)
                                                                         -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                          $       125,587    $       347,106    $   107,839,182
                                                                         =====================================================

SEE ACCOMPANYING NOTES.


                                                                   ING             ING MFS
                                                               JPMORGAN MID        CAPITAL          ING MFS          ING MFS
                                                                 CAP VALUE      OPPORTUNITIES    GLOBAL GROWTH       RESEARCH
                                                               ----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $           -    $ 291,499,326    $           -    $ 234,529,426

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            -       44,589,736                -       39,465,264
   Net realized gain (loss) on investments and capital gains
      distributions                                                        -        1,619,149                -         (397,122)
   Net unrealized appreciation (depreciation) of investments               -     (123,835,138)               -      (89,669,928)
                                                               ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                           -      (77,626,253)               -      (50,601,786)
Changes from principal transactions:
   Total unit transactions                                                 -        2,133,043                -      (11,665,527)
                                                               ----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                         -        2,133,043                -      (11,665,527)
                                                               ----------------------------------------------------------------
Total increase (decrease)                                                  -      (75,493,210)               -      (62,267,313)
                                                               ----------------------------------------------------------------
Net assets at December 31, 2001                                            -      216,006,116                -      172,262,113

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (2,597)      (1,732,432)            (804)      (1,246,638)
   Net realized gain (loss) on investments and capital gains
      distributions                                                  (24,056)     (12,395,860)          (6,443)      (9,551,678)
   Net unrealized appreciation (depreciation) of investments          25,682      (50,689,147)          (4,744)     (32,212,734)
                                                               ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                        (971)     (64,817,439)         (11,991)     (43,011,050)

Changes from principal transactions:
   Total unit transactions                                         1,039,214      (22,038,570)         214,097      (14,758,946)
                                                               ----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                 1,039,214      (22,038,570)         214,097      (14,758,946)
                                                               ----------------------------------------------------------------
Total increase (decrease)                                          1,038,243      (86,856,009)         202,106      (57,769,996)
                                                               ----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $   1,038,243    $ 129,150,107    $     202,106    $ 114,492,117
                                                               ================================================================

                                                                                                                ING SALOMON
                                                                                                                  BROTHERS
                                                                            ING OPCAP          ING PIMCO         AGGRESSIVE
                                                                          BALANCED VALUE      TOTAL RETURN         GROWTH
                                                                         -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                            $             -    $             -    $   425,187,851

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                        -                  -         18,997,062
   Net realized gain (loss) on investments and capital gains
      distributions                                                                    -                  -          1,106,537
   Net unrealized appreciation (depreciation) of investments                           -                  -       (130,575,292)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                     -                  -       (110,471,693)

Changes from principal transactions:
   Total unit transactions                                                             -                  -         (9,479,180)
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                   -                  -         (9,479,180)
                                                                         -----------------------------------------------------
Total increase (decrease)                                                              -                  -       (119,950,873)
                                                                         -----------------------------------------------------
Net assets at December 31, 2001                                                        -                  -        305,236,978

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                   (1,471)           158,511         (2,396,499)
   Net realized gain (loss) on investments and capital gains
      distributions                                                               (1,402)           204,703        (13,795,581)
   Net unrealized appreciation (depreciation) of investments                      18,340            189,866        (90,735,538)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                15,467            553,080       (106,927,618)

Changes from principal transactions:
   Total unit transactions                                                       499,826         15,725,649        (22,382,452)
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions             499,826         15,725,649        (22,382,452)
                                                                         -----------------------------------------------------
Total increase (decrease)                                                        515,293         16,278,729       (129,310,070)
                                                                         -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                          $       515,293    $    16,278,729    $   175,926,908
                                                                         =====================================================

                                                                                              ING SALOMON        ING T. ROWE
                                                                           ING SALOMON          BROTHERS        PRICE GROWTH
                                                                         BROTHERS CAPITAL   INVESTORS VALUE        EQUITY
                                                                         -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                            $             -    $             -    $   244,865,459

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                        -                  -         34,277,709
   Net realized gain (loss) on investments and capital gains
      distributions                                                                    -                  -          2,360,449
   Net unrealized appreciation (depreciation) of investments                           -                  -        (64,675,026)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                     -                  -        (28,036,868)

Changes from principal transactions:
   Total unit transactions                                                             -                  -          6,924,273
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                   -                  -          6,924,273
                                                                         -----------------------------------------------------
Total increase (decrease)                                                              -                  -        (21,112,595)
                                                                         -----------------------------------------------------
Net assets at December 31, 2001                                                        -                  -        223,752,864

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                     (730)            (1,794)        (1,678,083)
   Net realized gain (loss) on investments and capital gains
      distributions                                                               (7,900)           (15,607)        (2,973,217)
   Net unrealized appreciation (depreciation) of investments                      (4,034)           (16,522)       (50,934,167)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (12,664)           (33,923)       (55,585,467)

Changes from principal transactions:
   Total unit transactions                                                       256,684            669,370          1,721,394
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions             256,684            669,370          1,721,394
                                                                         -----------------------------------------------------
Total increase (decrease)                                                        244,020            635,447        (53,864,073)
                                                                         -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                          $       244,020    $       635,447    $   169,888,791
                                                                         =====================================================

SEE ACCOMPANYING NOTES.

                                                                 ING UBS          ING VAN
                                                              TACTICAL ASSET      KAMPEN       ING VP GROWTH        ING VP
                                                                ALLOCATION       COMSTOCK       AND INCOME          GROWTH
                                                              ----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $           -   $           -   $  4,739,548,311   $ 171,159,499

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            -               -        (19,006,585)     15,041,699
  Net realized gain (loss) on investments and capital gains
     distributions                                                        -               -       (297,064,241)     (2,578,041)
  Net unrealized appreciation (depreciation) of investments               -               -       (571,636,525)    (60,409,271)
                                                              ----------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
     operations                                                           -               -       (887,707,351)    (47,945,613)

Changes from principal transactions:
  Total unit transactions                                                 -               -       (452,343,167)     (2,449,367)
                                                              ----------------------------------------------------------------
  Increase (decrease) in assets derived from principal
     transactions                                                         -               -       (452,343,167)     (2,449,367)
                                                              ----------------------------------------------------------------
Total increase (decrease)                                                 -               -     (1,340,050,518)    (50,394,980)
                                                              ----------------------------------------------------------------
Net assets at December 31, 2001                                           -               -      3,399,497,793     120,764,519

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                       (1,505)          2,831         (7,432,002)     (1,010,818)
  Net realized gain (loss) on investments and capital gains
     distributions                                                  (11,931)         (9,269)      (453,545,995)    (10,291,958)
  Net unrealized appreciation (depreciation) of investments          (3,982)       (380,302)      (363,306,637)    (23,361,352)
                                                              ----------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
     operations                                                     (17,418)       (386,740)      (824,284,634)    (34,664,128)

Changes from principal transactions:
  Total unit transactions                                           491,908       8,561,450       (433,795,422)     (9,561,743)
                                                              ----------------------------------------------------------------
  Increase (decrease) in assets derived from principal
     transactions                                                   491,908       8,561,450       (433,795,422)     (9,561,743)
                                                              ----------------------------------------------------------------
Total increase (decrease)                                           474,490       8,174,710     (1,258,080,056)    (44,225,871)
                                                              ----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                               $     474,490   $   8,174,710   $  2,141,417,737   $  76,538,648
                                                              ================================================================

                                                                               ING VP INDEX     ING VP INDEX      ING VP INDEX
                                                                              PLUS LARGECAP      PLUS MIDCAP      PLUS SMALLCAP
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $   488,938,113   $    55,395,398   $    12,842,621

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                   14,352,402         3,493,850           805,028
   Net realized gain (loss) on investments and capital gains distributions           271,554        (1,001,111)         (206,722)
   Net unrealized appreciation (depreciation) of investments                     (88,664,972)       (3,384,916)         (180,153)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (74,041,016)         (892,177)          418,153

Changes from principal transactions:
   Total unit transactions                                                        44,708,922        33,987,861        15,599,090
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions              44,708,922        33,987,861        15,599,090
                                                                             ---------------------------------------------------
Total increase (decrease)                                                        (29,332,094)       33,095,684        16,017,243
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                  459,606,019        88,491,082        28,859,864

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                   (3,404,011)         (817,084)         (424,962)
   Net realized gain (loss) on investments and capital gains distributions       (14,023,982)       (2,146,769)         (493,838)
   Net unrealized appreciation (depreciation) of investments                     (92,338,545)      (20,159,691)       (9,009,053)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations              (109,766,538)      (23,123,544)       (9,927,853)

Changes from principal transactions:
   Total unit transactions                                                        28,620,973        78,893,770        35,646,827
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions              28,620,973        78,893,770        35,646,827
                                                                             ---------------------------------------------------
Total increase (decrease)                                                        (81,145,565)       55,770,226        25,718,974
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $   378,460,454   $   144,261,308   $    54,578,838
                                                                             ===================================================

                                                                                 ING VP
                                                                              INTERNATIONAL      ING VP SMALL        ING VP
                                                                                  EQUITY           COMPANY         TECHNOLOGY
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $    12,949,161   $   104,712,398   $    24,855,104

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                     (114,755)        3,018,410          (292,747)
   Net realized gain (loss) on investments and capital gains distributions        (8,259,787)      (11,884,983)      (10,951,401)
   Net unrealized appreciation (depreciation) of investments                       5,140,073        12,945,068         3,274,444
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                (3,234,469)        4,078,495        (7,969,704)

Changes from principal transactions:
   Total unit transactions                                                         1,263,249        25,409,328        14,868,712
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions               1,263,249        25,409,328        14,868,712
                                                                             ---------------------------------------------------
Total increase (decrease)                                                         (1,971,220)       29,487,823         6,899,008
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                   10,977,941       134,200,221        31,754,112

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                      (80,493)         (740,579)         (297,117)
   Net realized gain (loss) on investments and capital gains distributions        (2,402,176)      (11,913,057)      (19,417,666)
   Net unrealized appreciation (depreciation) of investments                        (404,888)      (23,959,831)        3,470,330
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                (2,887,557)      (36,613,467)      (16,244,453)

Changes from principal transactions:
   Total unit transactions                                                           157,630        17,497,999         7,491,762
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                 157,630        17,497,999         7,491,762
                                                                             ---------------------------------------------------
Total increase (decrease)                                                         (2,729,927)      (19,115,468)       (8,752,691)
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $     8,248,014   $   115,084,753   $    23,001,421
                                                                             ===================================================

SEE ACCOMPANYING NOTES.

                                                                                      ING VP          ING VP
                                                                    ING VP VALUE      GROWTH       INTERNATIONAL      ING VP
                                                                    OPPORTUNITY    OPPORTUNITIES       VALUE         MAGNACAP
                                                                   -------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                      $  63,066,047   $           -   $           -   $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        3,264,764               1          17,293               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                      959,448               -              (4)              -
   Net unrealized appreciation (depreciation) of investments         (14,672,799)              -          16,501               -
                                                                   -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                     (10,448,587)              1          33,790               -

Changes from principal transactions:
   Total unit transactions                                            66,042,632           9,526       1,495,264               -
                                                                   -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                    66,042,632           9,526       1,495,264               -
                                                                   -------------------------------------------------------------
Total increase (decrease)                                             55,594,045           9,527       1,529,054               -
                                                                   -------------------------------------------------------------
Net assets at December 31, 2001                                      118,660,092           9,527       1,529,054               -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         (726,826)           (828)         (5,019)          1,160
   Net realized gain (loss) on investments and capital gains
      distributions                                                   (5,359,974)        (13,616)       (281,022)         (2,679)
   Net unrealized appreciation (depreciation) of investments         (33,841,501)        (22,292)     (1,267,175)        (58,482)
                                                                   -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                     (39,928,301)        (36,736)     (1,553,216)        (60,001)

Changes from principal transactions:
   Total unit transactions                                            36,613,647         185,687      12,849,150         603,705
                                                                   -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                    36,613,647         185,687      12,849,150         603,705
                                                                   -------------------------------------------------------------
Total increase (decrease)                                             (3,314,654)        148,951      11,295,934         543,704
                                                                   -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                    $ 115,345,438   $     158,478   $  12,824,988   $     543,704
                                                                   =============================================================

                                                                                                                   JANUS ASPEN
                                                                                 ING VP            ING VP            SERIES
                                                                                 MIDCAP           SMALLCAP          AGGRESSIVE
                                                                              OPPORTUNITIES     OPPORTUNITIES         GROWTH
                                                                             ---------------------------------------------------
Net assets at January 1, 2001                                                $             -   $             -   $   950,193,244

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                          (96)              (66)       (7,331,111)
   Net realized gain (loss) on investments and capital gains distributions              (187)              (33)       28,752,425
   Net unrealized appreciation (depreciation) of investments                            (112)            2,843      (404,437,726)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                      (395)            2,744      (383,016,412)

Changes from principal transactions:
   Total unit transactions                                                            29,916            56,525         2,233,168
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                  29,916            56,525         2,233,168
                                                                             ---------------------------------------------------
Total increase (decrease)                                                             29,521            59,269      (380,783,244)
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                       29,521            59,269       569,410,000

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                       (2,259)          (10,280)       (4,630,101)
   Net realized gain (loss) on investments and capital gains distributions           (45,113)         (143,015)      (29,446,934)
   Net unrealized appreciation (depreciation) of investments                         (24,387)         (729,426)     (125,670,540)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                   (71,759)         (882,721)     (159,747,575)

Changes from principal transactions:
   Total unit transactions                                                           498,907         3,062,852       (40,478,822)
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                 498,907         3,062,852       (40,478,822)
                                                                             ---------------------------------------------------
Total increase (decrease)                                                            427,148         2,180,131      (200,226,397)
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $       456,669   $     2,239,400   $   369,183,603
                                                                             ===================================================

                                                                                                 JANUS ASPEN       JANUS ASPEN
                                                                               JANUS ASPEN      SERIES CAPITAL   SERIES FLEXIBLE
                                                                             SERIES BALANCED     APPRECIATION        INCOME
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $   296,053,943   $             -   $    36,898,000

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                    5,223,121             1,544         2,372,908
   Net realized gain (loss) on investments and capital gains distributions         3,182,497           (31,717)         (319,597)
   Net unrealized appreciation (depreciation) of investments                     (26,645,333)          (15,659)          711,559
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (18,239,715)          (45,832)        2,764,870

Changes from principal transactions:
   Total unit transactions                                                        60,635,832           576,154        17,081,029
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions              60,635,832           576,154        17,081,029
                                                                             ---------------------------------------------------
Total increase (decrease)                                                         42,396,117           530,322        19,845,899
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                  338,450,060           530,322        56,743,899

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                    5,176,463            (8,328)        2,674,764
   Net realized gain (loss) on investments and capital gains distributions         3,603,487           (56,944)          436,108
   Net unrealized appreciation (depreciation) of investments                     (36,599,136)         (142,085)        3,208,551
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (27,819,186)         (207,357)        6,319,423

Changes from principal transactions:
   Total unit transactions                                                        42,909,241         1,696,323        29,207,395
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions              42,909,241         1,696,323        29,207,395
                                                                             ---------------------------------------------------
Total increase (decrease)                                                         15,090,055         1,488,966        35,526,818
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $   353,540,115   $     2,019,288   $    92,270,717
                                                                             ===================================================

SEE ACCOMPANYING NOTES.

                                                                                     JANUS ASPEN
                                                                                       SERIES                          LORD ABBETT
                                                                    JANUS ASPEN       WORLDWIDE                        GROWTH AND
                                                                   SERIES GROWTH       GROWTH          JANUS TWENTY       INCOME
                                                                  -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                     $  412,685,554   $  1,083,719,714   $         545   $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (2,825,056)        (5,316,017)            204          27,902
   Net realized gain (loss) on investments and capital
      gains distributions                                             10,350,850         42,740,588         (31,196)             18
   Net unrealized appreciation (depreciation) of
      investments                                                   (114,584,226)      (287,709,336)       (145,461)         24,456
                                                                  -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                    (107,058,432)      (250,284,765)       (176,453)         52,376

Changes from principal transactions:
   Total unit transactions                                                (8,011)       (49,778,681)        672,633       1,173,677
                                                                  -----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                        (8,011)       (49,778,681)        672,633       1,173,677
                                                                  -----------------------------------------------------------------
Total increase (decrease)                                           (107,066,443)      (300,063,446)        496,180       1,226,053
                                                                  -----------------------------------------------------------------
Net assets at December 31, 2001                                      305,619,111        783,656,268         496,725       1,226,053

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (2,623,799)        (1,078,895)         (1,528)         13,230
   Net realized gain (loss) on investments and capital
      gains distributions                                             (8,168,015)         9,132,959        (130,373)         (2,005)
   Net unrealized appreciation (depreciation) of
      investments                                                    (70,336,374)      (206,185,282)          5,684        (935,754)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                     (81,128,188)      (198,131,218)       (126,217)       (924,529)

Changes from principal transactions:
   Total unit transactions                                           (25,324,708)       (72,082,468)         12,067      11,870,707
                                                                  -----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                   (25,324,708)       (72,082,468)         12,067      11,870,707
                                                                  -----------------------------------------------------------------
Total increase (decrease)                                           (106,452,896)      (270,213,686)       (114,150)     10,946,178
                                                                  -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                   $  199,166,215   $    513,442,582   $     382,575   $  12,172,231
                                                                  =================================================================

                                                                              LORD ABBETT
                                                                                 MID-CAP
                                                                              VALUE - CLASS      LORD ABBETT      MFS(R) TOTAL
                                                                                    A           MID-CAP VALUE        RETURN
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $             -   $             -   $     4,859,718

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                            -               194           355,342
   Net realized gain (loss) on investments and capital gains distributions                 -                24            66,450
   Net unrealized appreciation (depreciation) of
      investments                                                                          -             7,040          (280,772)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                         -             7,258           141,020
Changes from principal transactions:
   Total unit transactions                                                                 -           257,780        16,227,259
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                       -           257,780        16,227,259
                                                                             ---------------------------------------------------
Total increase (decrease)                                                                  -           265,038        16,368,279
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                            -           265,038        21,227,997

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                            -            15,687           125,532
   Net realized gain (loss) on investments and capital gains distributions                 -           (43,515)          116,339
   Net unrealized appreciation (depreciation) of investments                             203          (436,458)       (2,403,153)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                       203          (464,286)       (2,161,282)

Changes from principal transactions:
   Total unit transactions                                                            21,216        10,323,570        20,271,316
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                  21,216        10,323,570        20,271,316
                                                                             ---------------------------------------------------
Total increase (decrease)                                                             21,419         9,859,284        18,110,034
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $        21,419   $    10,124,322   $    39,338,031
                                                                             ===================================================

                                                                               OPPENHEIMER       OPPENHEIMER       OPPENHEIMER
                                                                               AGGRESSIVE        DEVELOPING          GLOBAL
                                                                                 GROWTH            MARKETS         SECURITIES
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $             -   $             -   $    50,258,541

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                            -             2,226         6,360,931
   Net realized gain (loss) on investments and capital gains distributions                 -             6,994        (6,699,112)
   Net unrealized appreciation (depreciation) of investments                               -             3,903        (6,717,504)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                         -            13,123        (7,055,685)

Changes from principal transactions:
   Total unit transactions                                                                 -           209,770        43,783,614
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal  transactions                      -           209,770        43,783,614
                                                                             ---------------------------------------------------
Total increase (decrease)                                                                  -           222,893        36,727,929
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                            -           222,893        86,986,470

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                          (11)            6,601          (614,842)
   Net realized gain (loss) on investments and capital gains distributions               (78)         (215,922)       (6,640,263)
   Net unrealized appreciation (depreciation) of investments                            (698)           26,023       (23,058,302)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                      (787)         (183,298)      (30,313,407)

Changes from principal transactions:
   Total unit transactions                                                             3,757         1,254,559        60,726,724
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                   3,757         1,254,559        60,726,724
                                                                             ---------------------------------------------------
Total increase (decrease)                                                              2,970         1,071,261        30,413,317
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $         2,970   $     1,294,154   $   117,399,787
                                                                             ===================================================

SEE ACCOMPANYING NOTES.

                                                                               OPPENHEIMER
                                                                               MAIN STREET
                                                                                 GROWTH &        OPPENHEIMER       PAX WORLD
                                                                                 INCOME         STRATEGIC BOND      BALANCED
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $             -   $     6,009,685   $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                            -           404,512            32,262
   Net realized gain (loss) on investments and capital gains distributions                 -          (181,058)          (28,626)
   Net unrealized appreciation (depreciation) of investments                               -            11,908          (109,382)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                         -           235,362          (105,746)

Changes from principal transactions:
   Total unit transactions                                                                 -         3,571,548         2,414,920
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                       -         3,571,548         2,414,920
                                                                             ---------------------------------------------------
Total increase (decrease)                                                                  -         3,806,910         2,309,174
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                            -         9,816,595         2,309,174

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                         (195)          733,390            13,767
   Net realized gain (loss) on investments and capital gains distributions              (296)         (430,873)         (184,739)
   Net unrealized appreciation (depreciation) of investments                          (4,983)          555,158           (54,342)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                    (5,474)          857,675          (225,314)

Changes from principal transactions:
   Total unit transactions                                                            33,589         5,987,628          (479,049)
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                  33,589         5,987,628          (479,049)
                                                                             ---------------------------------------------------
Total increase (decrease)                                                             28,115         6,845,303          (704,363)
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $        28,115   $    16,661,898   $     1,604,811
                                                                             ===================================================

                                                                                 PIONEER
                                                                              EQUITY INCOME      PIONEER FUND      PIONEER MID
                                                                                   VCT               VCT          CAP VALUE VCT
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $             -   $             -   $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                          145                 1              (212)
   Net realized gain (loss) on investments and capital gains distributions                (2)                -              (737)
   Net unrealized appreciation (depreciation) of investments                             820                 1             4,644
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                       963                 2             3,695

Changes from principal transactions:
   Total unit transactions                                                            87,442             8,943            77,197
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                  87,442             8,943            77,197
                                                                             ---------------------------------------------------
Total increase (decrease)                                                             88,405             8,945            80,892
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                       88,405             8,945            80,892

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                       35,219               941            (7,918)
   Net realized gain (loss) on investments and capital gains distributions           (38,971)           (9,207)         (102,255)
   Net unrealized appreciation (depreciation) of investments                        (168,552)          (15,952)          (99,000)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                  (172,304)          (24,218)         (209,173)

Changes from principal transactions:
   Total unit transactions                                                         3,866,365           447,174         2,271,618
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions               3,866,365           447,174         2,271,618
                                                                             ---------------------------------------------------
Total increase (decrease)                                                          3,694,061           422,956         2,062,445
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $     3,782,466   $       431,901   $     2,143,337
                                                                             ===================================================

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2002, the Account had 88 investment divisions (the "Divisions"), 36 of which invest in independently managed mutual funds and 52 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund - Series I Shares
  AIM V.I. Core Equity Fund - Series I Shares
  AIM V.I. Growth Fund - Series I Shares
  AIM V.I. Premier Equity Fund - Series I Shares
American Century(R) Income & Growth Fund
    - Advisor Class*
Calvert Social Balanced Portfolio
Chapman DEM(R) Equity Fund - Institutional Shares*
Evergreen Special Values Fund - Class A*
Fidelity(R) Variable Insurance Products:
  Fidelity(R) VIP Equity-Income Portfolio - Initial Class Fidelity(R) VIP Growth Portfolio - Initial Class
  Fidelity(R) VIP High Income Portfolio - Initial Class Fidelity(R) VIP Overseas Portfolio - Initial Class
Fidelity(R) Variable Insurance Products II:
  Fidelity(R) VIP II Asset Manager(SM) Portfolio - Initial Class Fidelity(R) VIP II Contrafund(R) Portfolio - Initial Class Fidelity(R) VIP II Index 500 Portfolio - Initial Class
Franklin Templeton Variable Insurance Products:
  Franklin Small Cap Value Securities Fund - Class 2*
ING GET Fund:
  ING GET Fund - Series D
  ING GET Fund - Series E
  ING GET Fund - Series G
  ING GET Fund - Series H
  ING GET Fund - Series I
  ING GET Fund - Series J
  ING GET Fund - Series K
  ING GET Fund - Series L
  ING GET Fund - Series Q*
  ING GET Fund - Series S**
ING VP Balanced Portfolio, Inc. - Class R
ING VP Bond Portfolio - Class R
ING VP Emerging Markets Fund
ING VP Money Market Portfolio - Class R
ING VP Natural Resources Trust
ING Generations Portfolio, Inc.:
  ING VP Strategic Allocation Balanced Portfolio - Class R
  ING VP Strategic Allocation Growth Portfolio - Class R
  ING VP Strategic Allocation Income Portfolio - Class R
ING Partners, Inc.:
  ING Alger Aggressive Growth Portfolio - Initial Class**
  ING Alger Aggressive Growth Portfolio - Service Class**
  ING Alger Growth Portfolio - Service Class**
  ING American Century Small Cap Value Portfolio
    - Service Class**
  ING Baron Small Cap Growth Portfolio - Service Class**
  ING DSI Enhanced Index Portfolio - Service Class**
  ING Goldman Sachs(R) Capital Growth Portfolio - Service Class** ING JPMorgan Fleming International Portfolio - Initial Class
  ING JPMorgan Mid Cap Value Portfolio - Service Class**
  ING MFS Capital Opportunities Portfolio - Initial Class
  ING MFS Global Growth Portfolio - Service Class**
  ING MFS Research Portfolio - Initial Class
  ING OpCap Balanced Value Portfolio - Service Class**
  ING PIMCO Total Return Portfolio - Service Class**
  ING Salomon Brothers Aggressive Growth Portfolio - Initial Class ING Salomon Brothers Capital Portfolio - Service Class**
  ING Salomon Brothers Investors Value Portfolio - Service Class** ING T. Rowe Price Growth Equity Portfolio - Initial Class
  ING UBS Tactical Asset Allocation Portfolio - Service Class** ING Van Kampen Comstock Portfolio - Service Class**
ING Variable Funds:
  ING VP Growth and Income Portfolio - Class R
ING Variable Portfolios, Inc.:
  ING VP Growth Portfolio - Class R
  ING VP Index Plus LargeCap Portfolio - Class R

  ING VP Index Plus MidCap Portfolio - Class R
  ING VP Index Plus SmallCap Portfolio - Class R
  ING VP International Equity Portfolio - Class R
  ING VP Small Company Portfolio - Class R
  ING VP Technology Portfolio - Class R
  ING VP Value Opportunity Portfolio - Class R
ING Variable Products:
  ING VP Growth Opportunities Portfolio - Class R*
  ING VP International Value Portfolio - Class R*
  ING VP MagnaCap Portfolio - Class R**
  ING VP MidCap Opportunities Portfolio - Class R*
  ING VP SmallCap Opportunities Portfolio - Class R*
Janus Aspen Series:
  Janus Aspen Series Aggressive Growth Portfolio
   - Institutional Shares
  Janus Aspen Series Balanced Portfolio
   - Institutional Shares
  Janus Aspen Series Capital Appreciation Portfolio
   - Service Shares*
  Janus Aspen Series Flexible Income Portfolio
   - Institutional Shares
  Janus Aspen Series Growth Portfolio
   - Institutional Shares

  Janus Aspen Series Worldwide Growth Portfolio
   - Institutional Shares
Janus Twenty Fund
Lord Abbett Funds:
    Lord Abbett Growth and Income Portfolio*
    Lord Abbett Mid-Cap Value Fund - Class A**
    Lord Abbett Mid-Cap Value Portfolio*
MFS(R) Variable Insurance Trust:
    MFS(R) Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth Fund/VA**
    Oppenheimer Developing Markets Fund/VA*
    Oppenheimer Global Securities Fund/VA
    Oppenheimer Main Street Growth & Income Fund/VA**
    Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund*
Pioneer Variable Contracts:
    Pioneer Equity Income VCT Portfolio - Class I*
    Pioneer Fund VCT Portfolio - Class I*
    Pioneer Mid Cap Value VCT Portfolio - Class I*

*   Investment Division added in 2001.
**  Investment Division added in 2002.

ING GET Fund Series C reached the end of its offering period and closed on December 16, 2001. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

             CURRENT NAME                                FORMER NAME
--------------------------------------------------------------------------------
AIM V.I. Core Equity                           AIM V.I. Growth and Income
AIM V.I. Premier Equity                        AIM V.I. Value
ING GET Fund - Series D                        Aetna GET Fund, Series D
ING GET Fund - Series E                        Aetna GET Fund, Series E
ING GET Fund - Series G                        Aetna GET Fund, Series G
ING GET Fund - Series H                        Aetna GET Fund, Series H
ING GET Fund - Series I                        Aetna GET Fund, Series I
ING GET Fund - Series J                        Aetna GET Fund, Series J
ING GET Fund - Series K                        Aetna GET Fund, Series K
ING GET Fund - Series L                        Aetna GET Fund, Series L
ING GET Fund - Series Q                        Aetna GET Fund, Series Q
ING VP Balanced                                Aetna Balanced VP, Inc.
ING VP Bond                                    Aetna Bond VP
ING VP Emerging Markets                        Pilgrim Emerging Markets
ING VP Money Market                            Aetna Money Market VP
ING VP Natural Resources                       Pilgrim Natural Resources
ING VP Strategic Allocation Balanced           Aetna Crossroads VP
ING VP Strategic Allocation Growth             Aetna Ascent VP
ING VP Strategic Allocation Income             Aetna Legacy VP
ING JPMorgan Fleming International             PPI Scudder International Growth
ING MFS Capital Opportunities                  PPI MFS Capital Opportunities
ING MFS Research                               PPI MFS Research
ING Salomon Brothers Aggressive Growth         PPI MFS Emerging Equities
ING T. Rowe Price Growth Equity                PPI T. Rowe Price Growth Equity
ING VP Growth and Income                       Aetna Growth and Income VP
ING VP Growth                                  Aetna Growth VP
ING VP Index Plus LargeCap                     Aetna Index Plus LargeCap VP
ING VP Index Plus MidCap                       Aetna Index Plus MidCap VP
ING VP Index Plus SmallCap                     Aetna Index Plus SmallCap VP
ING VP International Equity                    Aetna International VP
ING VP Small Company                           Aetna Small Company VP
ING VP Technology                              Aetna Technology VP
ING VP Value Opportunity                       Aetna Value Opportunity VP
ING VP Growth Opportunities                    Pilgrim Growth Opportunities
ING VP International Value                     Pilgrim International Value
ING VP MidCap Opportunities                    Pilgrim MidCap Opportunities
ING VP SmallCap Opportunities                  Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

VARIABLE ANNUITY RESERVES

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

ADMINISTRATIVE CHARGES

A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

CONTRACT MAINTENANCE CHARGES

For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

CONTINGENT DEFERRED SALES CHARGES

For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

4.  RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING VP Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolio, Inc., ING Variable Portfolios, Inc., ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, ING VP Growth and Income Portfolio, ING Generations Portfolio, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 0.90% of the average net assets of each respective Fund of the Trust.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                               YEAR ENDED DECEMBER 31
                                                                       2002                              2001
                                                         ------------------------------------------------------------------
                                                            PURCHASES          SALES          PURCHASES          SALES
                                                         ------------------------------------------------------------------
AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation                               4,304,518        3,212,380        6,795,876        2,964,662
   AIM V.I. Core Equity                                        4,639,440        7,234,987       12,861,882        5,048,798
   AIM V.I. Growth                                             4,031,977        3,077,841        6,479,103        3,261,877
   AIM V.I. Premier Equity                                     5,382,085        4,491,593       10,659,285        3,532,672
American Century(R) Income & Growth                            1,592,525          842,674          900,988          239,461
Calvert Social Balanced                                        5,052,511        5,017,679        7,975,257        5,199,701
Chapman DEM(R) Equity                                          1,890,542        1,886,444          855,427          746,638
Evergreen Special Values                                       8,955,432        2,195,369        4,895,178          981,601
Fidelity(R) Variable Insurance Products:
   Fidelity(R) VIP Equity-Income                              62,847,527       17,195,608       76,739,650       11,539,661
   Fidelity(R) VIP Growth                                     35,079,895       22,830,449       71,295,121       20,864,722
   Fidelity(R) VIP High Income                                10,446,606        9,408,781        4,855,135        3,922,491
   Fidelity(R) VIP Overseas                                  281,454,988      280,916,013       22,139,399       19,615,521
Fidelity(R) Variable Insurance Products II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                        2,131,712        2,720,495        3,217,296        3,080,303
   Fidelity(R) VIP II Contrafund(R)                           65,464,829       17,163,216       43,503,093       23,332,252
   Fidelity(R) VIP II Index 500                               12,609,912       12,891,287       29,332,205       23,760,455
Franklin Templeton Variable Insurance Products:
   Franklin Small Cap Value Securities                        11,105,799        1,679,918          117,530              907
ING GET Fund:
   ING GET Fund - Series C                                             -                -        9,017,003      117,167,336
   ING GET Fund - Series D                                    11,539,155       56,297,539        8,511,607       52,874,052
   ING GET Fund - Series E                                     5,419,715       19,105,445        2,721,893       16,111,808
   ING GET Fund - Series G                                     1,766,927        6,054,764          467,334        5,072,065

                                                                               YEAR ENDED DECEMBER 31
                                                                       2002                              2001
                                                         ------------------------------------------------------------------
                                                            PURCHASES          SALES          PURCHASES          SALES
                                                         ------------------------------------------------------------------
ING GET Fund (continued):
   ING GET Fund - Series H                                     1,130,381        3,899,605          329,805        3,720,840
   ING GET Fund - Series I                                        44,504          126,673            3,175          125,829
   ING GET Fund - Series J                                        13,444            8,956            2,630           82,583
   ING GET Fund - Series K                                        59,140          346,098            2,211          561,715
   ING GET Fund - Series L                                           643          148,075        1,582,138          269,903
   ING GET Fund - Series Q                                     1,721,717          347,736        3,702,833           62,851
   ING GET Fund - Series S                                    47,018,416          713,121                -                -
ING VP Balanced                                               17,169,378      102,630,068       57,920,804       80,301,514
ING VP Bond                                                   84,342,033       53,732,469      139,555,876       37,890,365
ING VP Emerging Markets                                       47,682,941       47,804,675       21,549,670       20,603,841
ING VP Money Market                                        1,389,100,243    1,386,608,222    1,004,633,421      947,455,413
ING VP Natural Resources                                       4,360,249        4,778,230        7,513,036        8,563,951
ING Generations Portfolio, Inc.:
   ING VP Strategic Allocation Balanced                        4,619,714        7,022,377        6,028,535        5,614,028
   ING VP Strategic Allocation Growth                          5,098,351        5,762,667        5,671,221        5,676,614
   ING VP Strategic Allocation Income                          5,481,648        8,179,025        7,056,057        6,481,676
ING Partners, Inc.:
   ING Alger Aggressive Growth - Initial Class                         2                -                -                -
   ING Alger Aggressive Growth - Service Class                 1,107,671          129,817                -                -
   ING Alger Growth                                              286,061           13,892                -                -
   ING American Century Small Cap Value                        3,070,006        1,085,989                -                -
   ING Baron Small Cap Growth                                  4,071,892          754,026                -                -
   ING DSI Enhanced Index                                        188,034           54,882                -                -
   ING Goldman Sachs(R) Capital Growth                           496,888          131,993                -                -
   ING JPMorgan Fleming International                        877,751,717      896,771,912      756,661,473      732,508,626
   ING JPMorgan Mid Cap Value                                  1,323,013          286,396                -                -
   ING MFS Capital Opportunities                               7,580,696       31,351,698       72,588,500       25,865,721
   ING MFS Global Growth                                         525,151          311,858                -                -
   ING MFS Research                                            3,898,242       19,903,826       48,509,890       20,710,153
   ING OpCap Balanced Value                                      620,447          119,754                -                -
   ING PIMCO Total Return                                     17,097,818        1,051,551                -                -
   ING Salomon Brothers Aggressive Growth                     10,302,360       35,081,311       43,069,920       33,552,038
   ING Salomon Brothers Capital                                  444,832          188,032                -                -
   ING Salomon Brothers Investors Value                          725,794           57,937                -                -
   ING T. Rowe Price Growth Equity                            17,849,790       17,806,479       57,122,732       15,920,750
   ING UBS Tactical Asset Allocation                             740,247          249,517                -                -
   ING Van Kampen Comstock                                     8,600,654           36,373                -                -
 ING Variable Funds:
   ING VP Growth and Income                                   28,884,699      470,112,123       60,724,970      532,074,722
 ING Variable Portfolios, Inc.:
   ING VP Growth                                               7,859,023       18,431,584       28,204,755       15,612,423
   ING VP Index Plus LargeCap                                 56,456,476       31,239,514      107,331,174       48,269,850
   ING VP Index Plus MidCap                                   88,753,961       10,677,275       62,488,932       25,007,221
   ING VP Index Plus SmallCap                                 47,752,453       11,942,676       37,514,370       21,110,252

                                                                               YEAR ENDED DECEMBER 31
                                                                       2002                              2001
                                                         ------------------------------------------------------------------
                                                              PURCHASES          SALES          PURCHASES          SALES
                                                         ------------------------------------------------------------------
ING Variable Portfolios, Inc. (continued):
ING VP International Equity                                   25,699,487       25,622,350       25,392,340       24,243,846
   ING VP Small Company                                      115,600,550       98,843,130       94,723,814       66,296,076
   ING VP Technology                                          32,390,049       25,195,404       24,854,806       10,278,841
   ING VP Value Opportunity                                   45,668,666        9,781,845       80,279,867       10,972,471
ING Variable Products:
   ING VP Growth Opportunities                                   261,723           76,864            9,527                -
   ING VP International Value                                 15,013,347        2,169,216        1,512,631               74
   ING VP MagnaCap                                               612,295            7,430                -                -
   ING VP MidCap Opportunities                                   737,381          240,733           39,577            9,757
   ING VP SmallCap Opportunities                               3,521,403          468,831           57,192              733
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth                       35,945,180       81,054,103       93,210,358       98,308,301
   Janus Aspen Series Balanced                                65,771,299       17,685,595       75,710,579        9,851,626
   Janus Aspen Series Capital Appreciation                     2,131,490          443,495          836,063          258,365
   Janus Aspen Series Flexible Income                         48,620,532       16,738,373       30,917,598       11,463,661
   Janus Aspen Series Growth                                  12,204,989       40,153,496       35,972,694       38,805,761
   Janus Aspen Series Worldwide Growth                        39,361,990      112,523,353       70,440,681      125,535,379
Janus Twenty                                                     179,007          168,468          752,599           79,762
Lord Abbett Funds:
   Lord Abbett Growth and Income                              12,115,872          230,361        1,201,746              167
   Lord Abbett Mid-Cap Value - Class A                            21,222                6                -                -
   Lord Abbett Mid-Cap Value                                  10,914,116          574,859          280,775           22,801
MFS(R) Variable Insurance Trust:
   MFS(R) Total Return                                        23,543,322        2,786,372       17,695,367        1,112,766
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                                   4,573              827                -                -
   Oppenheimer Developing Markets                              7,273,312        6,012,152        3,348,385        3,136,389
   Oppenheimer Global Securities                              70,667,874       10,555,992       68,690,062       18,545,517
   Oppenheimer Main Street Growth & Income                        36,265            2,871                -                -
   Oppenheimer Strategic Bond                                 13,924,936        7,203,918        8,344,777        4,368,717
Pax World Balanced                                               684,652        1,149,934        3,028,221          581,039
Pioneer Variable Contracts:
   Pioneer Equity Income VCT                                   4,145,770          244,186           87,635               48
   Pioneer Fund VCT                                              514,421           66,306            8,944                -
   Pioneer Mid Cap Value VCT                                   2,985,262          689,216           98,444           21,459

6. CHANGES IN UNITS

The changes in units outstanding were as follows:

                                                                       YEAR ENDED DECEMBER 31
                                                                    2002                   2001
                                                              -----------------------------------------
                                                               NET UNITS ISSUED       NET UNITS ISSUED
                                                                  (REDEEMED)             (REDEEMED)
                                                              -----------------------------------------
AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation                                    169,039                279,755
   AIM V.I. Core Equity                                            (343,354)               895,382
   AIM V.I. Growth                                                  189,557                471,683
   AIM V.I. Premier Equity                                           94,922                778,106
American Century(R) Income & Growth                                  97,487                 61,904
Calvert Social Balanced                                              (8,328)               114,314
Chapman DEM(R) Equity                                                (2,573)                13,414
Evergreen Special Values                                            502,950                315,601
Fidelity(R) Variable Insurance Products:
   Fidelity(R) VIP Equity-Income                                  2,601,117              3,298,395
   Fidelity(R) VIP Growth                                         1,083,971              1,589,902
   Fidelity(R) VIP High Income                                      118,575                 78,797
   Fidelity(R) VIP Overseas                                         412,766                 73,805
Fidelity(R)Variable Insurance Products II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                             (84,867)               (56,065)
   Fidelity(R) VIP II Contrafund(R)                               3,125,242                723,966
   Fidelity(R) VIP II Index 500                                     (76,688)               232,558
Franklin Templeton Variable Insurance Products:
   Franklin Small Cap Value Securities                              847,140                 12,603
ING GET Fund:
   ING GET Fund - Series C                                                -             (7,988,755)
   ING GET Fund - Series D                                       (5,119,012)            (4,367,855)
   ING GET Fund - Series E                                       (1,630,786)            (1,262,736)
   ING GET Fund - Series G                                         (504,253)              (429,002)
   ING GET Fund - Series H                                         (327,405)              (315,894)
   ING GET Fund - Series I                                          (10,456)               (10,594)
   ING GET Fund - Series J                                             (247)                (7,649)
   ING GET Fund - Series K                                          (31,737)               (53,527)
   ING GET Fund - Series L                                          (13,498)               129,147
   ING GET Fund - Series Q                                          133,484                364,161
   ING GET Fund - Series S                                        4,623,710                      -
ING VP Balanced                                                  (4,288,778)            (1,953,479)
ING VP Bond                                                         895,292              5,334,271
ING VP Emerging Markets                                              11,496                (18,851)
ING VP Money Market                                                (514,318)             2,665,740
ING VP Natural Resources                                            (38,669)               (78,864)
ING Generations Portfolio, Inc.:
   ING VP Strategic Allocation Balanced                            (237,027)                16,883
   ING VP Strategic Allocation Growth                               (78,417)                16,146
   ING VP Strategic Allocation Income                              (253,276)               (21,737)

                                                                 YEAR ENDED DECEMBER 31
                                                                2002                2001
                                                         -----------------------------------------
                                                           NET UNITS ISSUED       NET UNITS ISSUED
                                                             (REDEEMED)             (REDEEMED)
                                                         -----------------------------------------
ING Partners, Inc.:
   ING Alger Aggressive Growth - Initial Class                            -                      -
   ING Alger Aggressive Growth - Service Class                      165,744                      -
   ING Alger Growth                                                  38,880                      -
   ING American Century Small Cap Value                             226,876                      -
   ING Baron Small Cap Growth                                       372,442                      -
   ING DSI Enhanced Index                                            19,200                      -
   ING Goldman Sachs(R) Capital Growth                               42,741                      -
   ING JPMorgan Fleming International                              (721,355)              (665,863)
   ING JPMorgan Mid Cap Value                                       113,165                      -
   ING MFS Capital Opportunities                                  1,173,796)               388,827
   ING MFS Global Growth                                             24,287                      -
   ING MFS Research                                              (1,288,144)              (560,630)
   ING OpCap Balanced Value                                          59,218                      -
   ING PIMCO Total Return                                         1,517,719                      -
   ING Salomon Brothers Aggressive Growth                        (2,326,937)              (352,123)
   ING Salomon Brothers Capital                                      22,856                      -
   ING Salomon Brothers Investors Value                              67,275                      -
   ING T. Rowe Price Growth Equity                                   63,416                485,850
   ING UBS Tactical Asset Allocation                                 42,475                      -
   ING Van Kampen Comstock                                          982,853                      -
ING Variable Portfolios, Inc.:
   ING VP Growth and Income                                        (790,096)              (147,740)
   ING VP Growth                                                (22,806,058)           (16,264,367)
   ING VP Index Plus LargeCap                                     1,834,250              2,605,179
   ING VP Index Plus MidCap                                       5,293,258              2,366,325
   ING VP Index Plus SmallCap                                     3,221,273              1,476,422
   ING VP International Equity                                       46,227                 58,378
   ING VP Small Company                                           1,138,936              1,661,579
   ING VP Technology                                              1,759,349              2,883,095
   ING VP Value Opportunity                                       2,310,707              3,792,099
ING Variable Products:
   ING VP Growth Opportunities                                       25,196                  1,069
   ING VP International Value                                     1,442,929                160,088
   ING VP MagnaCap                                                   79,533                      -
   ING VP MidCap Opportunities                                       62,747                  3,124
   ING VP SmallCap Opportunities                                    439,781                  6,624
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth                          (2,767,545)               834,490
   Janus Aspen Series Balanced                                    2,716,798              3,452,544
   Janus Aspen Series Capital Appreciation                          254,156                 71,782
   Janus Aspen Series Flexible Income                             1,849,774              1,180,756
   Janus Aspen Series Growth                                 (1,714,452,627)               143,579
   Janus Aspen Series Worldwide Growth                           (4,136,407)            (1,867,834)
Janus Twenty                                                          2,274                 96,442

                                                                 YEAR ENDED DECEMBER 31
                                                                2002                2001
                                                         -----------------------------------------
                                                           NET UNITS ISSUED       NET UNITS ISSUED
                                                             (REDEEMED)             (REDEEMED)
                                                         -----------------------------------------
Lord Abbett Funds:
   Lord Abbett Growth and Income                                  1,418,813                126,354
   Lord Abbett Mid-Cap Value - Class A                                2,255                      -
   Lord Abbett Mid-Cap Value                                      1,184,575                 28,359
MFS(R) Variable Insurance Trust:
   MFS(R) Total Return                                            1,699,997              1,347,959
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                                          -                      -
   Oppenheimer Developing Markets                                   120,880                 24,368
   Oppenheimer Global Securities                                  4,562,324              3,026,285
   Oppenheimer Main Street Growth & Income                                -                      -
   Oppenheimer Strategic Bond                                       550,284                338,338
Pax World Balanced                                                  (58,236)               253,700
Pioneer Variable Contracts:
   Pioneer Equity Income VCT                                        462,635                  9,195
   Pioneer Fund VCT                                                  56,238                    948
   Pioneer Mid Cap Value VCT                                        236,696                  8,121

7. UNIT SUMMARY

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Contracts in accumulation period:
   Qualified V                                                612.900   $     6.81   $            4,174
   Qualified VI                                         1,036,027.359         6.85            7,096,787
   Qualified VIII                                           1,468.535         6.85               10,059
   Qualified X (1.15)                                       6,526.451         6.87               44,837
   Qualified X (1.25)                                      89,448.182         6.85              612,720
   Qualified XI                                            51,047.137         7.00              357,330
   Qualified XII (0.05)                                    21,947.586         6.97              152,975
   Qualified XII (0.25)                                    21,530.333         7.11              153,081
   Qualified XII (0.35)                                    14,806.971         7.08              104,833
   Qualified XII (0.45)                                     2,094.730         7.05               14,768
   Qualified XII (0.55)                                    13,895.023         7.03               97,682
   Qualified XII (0.60)                                    11,934.448         7.02               83,780
   Qualified XII (0.65)                                     3,965.887         7.00               27,761
   Qualified XII (0.70)                                    25,008.115         6.99              174,807
   Qualified XII (0.75)                                    20,470.392         6.98              142,883
   Qualified XII (0.80)                                   147,121.085         6.96            1,023,963
   Qualified XII (0.85)                                    88,509.326         6.95              615,140
   Qualified XII (0.90)                                     4,261.560         6.94               29,575
   Qualified XII (0.95)                                    78,025.725         6.92              539,938
   Qualified XII (1.00)                                   204,565.089         6.91            1,413,545
   Qualified XII (1.05)                                    13,022.636         6.90               89,856
   Qualified XII (1.10)                                    17,763.655         6.89              122,392
   Qualified XII (1.15)                                     3,372.566         6.87               23,170
   Qualified XII (1.20)                                    15,354.322         6.86              105,331
   Qualified XII (1.25)                                    15,395.886         6.85              105,462
   Qualified XII (1.30)                                     1,967.478         6.84               13,458
   Qualified XII (1.35)                                     1,290.293         6.82                8,800
   Qualified XII (1.40)                                    14,842.001         6.81              101,074
   Qualified XII (1.50)                                     4,963.393         6.79               33,701
   Qualified XV                                            12,672.514         6.91               87,567
   Qualified XVI                                           20,847.760         6.79              141,556
   Qualified XVII                                             714.857         6.85                4,897
   Qualified XVIII                                          2,271.815         6.85               15,562
   Qualified XXI                                            8,626.077         6.94               59,865
   Qualified XXII                                          54,247.825         6.96              377,565
   Qualified XXIV                                          59,702.585         6.93              413,739
   Qualified XXV                                           16,769.882         6.93              116,215
   Qualified XXVI                                           4,711.047         6.90               32,506
   Qualified XXVII                                        175,778.520         4.26              748,816
                                                        -------------                ------------------
                                                        2,287,581.946                $       15,302,170
                                                        =============                ==================
AIM V.I. CORE EQUITY
Contracts in accumulation period:
      Qualified V                                             149.730   $     6.24   $              934
      Qualified VI                                      2,594,514.088         6.28           16,293,548
      Qualified VIII                                          881.008         6.28                5,533
      Qualified X (1.15)                                   20,311.624         6.30              127,963
      Qualified X (1.25)                                  209,050.546         6.28            1,312,837
      Qualified XI                                         61,558.808         6.42              395,208
      Qualified XII (0.05)                                 22,579.136         6.39              144,281

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY (CONTINUED)
   Qualified XII (0.15)                                       166.208   $     6.54   $            1,087
   Qualified XII (0.25)                                    55,614.511         6.52              362,607
   Qualified XII (0.35)                                    18,926.587         6.49              122,834
   Qualified XII (0.45)                                    10,291.296         6.47               66,585
   Qualified XII (0.55)                                    53,745.420         6.45              346,658
   Qualified XII (0.60)                                    70,526.690         6.43              453,487
   Qualified XII (0.65)                                     3,726.799         6.42               23,926
   Qualified XII (0.70)                                    42,490.221         6.41              272,362
   Qualified XII (0.75)                                    52,556.708         6.40              336,363
   Qualified XII (0.80)                                   430,052.603         6.39            2,748,036
   Qualified XII (0.85)                                   140,721.099         6.37              896,393
   Qualified XII (0.90)                                     3,976.420         6.36               25,290
   Qualified XII (0.95)                                   136,853.281         6.35              869,018
   Qualified XII (1.00)                                   866,972.084         6.34            5,496,603
   Qualified XII (1.05)                                    71,917.531         6.33              455,238
   Qualified XII (1.10)                                    41,825.030         6.32              264,334
   Qualified XII (1.15)                                    13,776.114         6.30               86,790
   Qualified XII (1.20)                                    43,799.720         6.29              275,500
   Qualified XII (1.25)                                    29,057.425         6.28              182,481
   Qualified XII (1.30)                                    12,359.206         6.27               77,492
   Qualified XII (1.35)                                     1,872.029         6.26               11,719
   Qualified XII (1.40)                                    24,025.850         6.25              150,162
   Qualified XII (1.50)                                     4,300.801         6.22               26,751
   Qualified XV                                             5,553.540         6.33               35,154
   Qualified XVI                                           36,100.136         6.22              224,543
   Qualified XVII                                           6,972.794         6.28               43,789
   Qualified XVIII                                          7,187.475         6.28               45,137
   Qualified XXI                                            3,866.362         6.37               24,629
   Qualified XXII                                          23,377.752         6.38              149,150
   Qualified XXIV                                          40,517.669         6.36              257,692
   Qualified XXV                                           17,351.496         6.35              110,182
   Qualified XXVI                                          20,464.034         6.33              129,537
   Qualified XXVII                                        375,190.948         5.00            1,875,955
                                                        -------------                ------------------
                                                        5,575,180.779                $       34,727,788
                                                        =============                ==================
AIM V.I. GROWTH
Contracts in accumulation period:
   Qualified V                                                771.666   $     4.19   $            3,233
   Qualified VI                                         1,261,471.015         4.22            5,323,408
   Qualified X (1.15)                                       1,135.734         4.23                4,804
   Qualified X (1.25)                                     123,347.061         4.22              520,525
   Qualified XII (0.05)                                     5,923.449         4.31               25,530
   Qualified XII (0.25)                                    25,870.915         4.38              113,315
   Qualified XII (0.35)                                    10,393.177         4.36               45,314
   Qualified XII (0.45)                                       663.111         4.34                2,878
   Qualified XII (0.55)                                    19,025.550         4.33               82,381
   Qualified XII (0.60)                                     9,744.416         4.32               42,096
   Qualified XII (0.65)                                     5,188.165         4.31               22,361
   Qualified XII (0.70)                                    30,487.352         4.30              131,096
   Qualified XII (0.75)                                    28,180.796         4.30              121,177
   Qualified XII (0.80)                                   289,869.310         4.29            1,243,539
   Qualified XII (0.85)                                   111,906.026         4.28              478,958
   Qualified XII (0.90)                                     3,913.578         4.27               16,711
   Qualified XII (0.95)                                    86,608.693         4.27              369,819

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH (CONTINUED)
   Qualified XII (1.00)                                   254,493.662   $     4.26   $        1,084,143
   Qualified XII (1.05)                                    26,227.548         4.25              111,467
   Qualified XII (1.10)                                    18,425.771         4.24               78,125
   Qualified XII (1.15)                                     5,581.634         4.23               23,610
   Qualified XII (1.20)                                    53,763.972         4.23              227,422
   Qualified XII (1.25)                                    26,595.030         4.22              112,231
   Qualified XII (1.30)                                       385.384         4.21                1,622
   Qualified XII (1.35)                                     1,753.334         4.20                7,364
   Qualified XII (1.40)                                    22,780.089         4.19               95,449
   Qualified XII (1.50)                                     2,014.294         4.18                8,420
   Qualified XV                                             5,235.108         4.27               22,354
   Qualified XVI                                           38,466.417         4.18              160,790
   Qualified XVII                                           8,211.845         4.22               34,654
   Qualified XVIII                                          2,346.464         4.22                9,902
   Qualified XXI                                            7,442.199         4.29               31,927
   Qualified XXII                                          27,805.030         4.30              119,562
   Qualified XXIV                                          39,203.723         4.27              167,400
   Qualified XXV                                           11,393.743         4.27               48,651
   Qualified XXVI                                          11,474.627         4.25               48,767
   Qualified XXVII                                        144,332.703         3.20              461,865
                                                        -------------                ------------------
                                                        2,722,432.591                $       11,402,870
                                                        =============                ==================
AIM V.I. PREMIER EQUITY
Currently payable annuity contracts                                                  $            3,634
Contracts in accumulation period:
   Qualified III                                              165.974   $     5.91                  981
   Qualified V                                                148.357         5.73                  850
   Qualified VI                                         1,084,132.465         5.77            6,255,444
   Qualified VIII                                               4.600         5.77                   27
   Qualified X (1.15)                                       8,616.152         5.79               49,888
   Qualified X (1.25)                                     114,782.400         5.77              662,294
   Qualified XII (0.05)                                    17,078.898         5.87              100,253
   Qualified XII (0.25)                                    12,125.567         5.99               72,632
   Qualified XII (0.35)                                    10,078.897         5.96               60,070
   Qualified XII (0.45)                                   122,965.840         5.94              730,417
   Qualified XII (0.55)                                    32,093.644         5.92              189,994
   Qualified XII (0.60)                                    16,329.756         5.91               96,509
   Qualified XII (0.65)                                     4,055.191         5.90               23,926
   Qualified XII (0.70)                                   108,609.139         5.89              639,708
   Qualified XII (0.75)                                    24,186.765         5.88              142,218
   Qualified XII (0.80)                                   257,178.331         5.86            1,507,065
   Qualified XII (0.85)                                    63,998.032         5.85              374,388
   Qualified XII (0.90)                                     8,538.986         5.84               49,868
   Qualified XII (0.95)                                   135,402.320         5.83              789,396
   Qualified XII (1.00)                                   255,105.916         5.82            1,484,716
   Qualified XII (1.05)                                    23,466.252         5.81              136,339
   Qualified XII (1.10)                                    23,333.732         5.80              135,336
   Qualified XII (1.15)                                     9,443.314         5.79               54,677
   Qualified XII (1.20)                                    26,885.243         5.78              155,397
   Qualified XII (1.25)                                    27,360.454         5.77              157,870
   Qualified XII (1.30)                                     1,542.670         5.76                8,886
   Qualified XII (1.35)                                     6,782.730         5.75               39,001
   Qualified XII (1.40)                                    10,687.296         5.74               61,345
   Qualified XII (1.50)                                     2,096.471         5.71               11,971

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY (CONTINUED)
   Qualified XV                                             8,658.746   $     5.81   $           50,307
   Qualified XVI                                           22,963.072         5.71              131,119
   Qualified XVII                                          22,827.240         5.77              131,713
   Qualified XVIII                                          3,205.283         5.77               18,494
   Qualified XXI                                            3,361.597         5.85               19,665
   Qualified XXII                                          29,269.710         5.86              171,521
   Qualified XXIV                                          73,360.355         5.84              428,424
   Qualified XXV                                            7,550.679         5.83               44,020
   Qualified XXVI                                           1,801.282         5.81               10,465
   Qualified XXVII                                        196,314.096         4.97              975,681
                                                        -------------                ------------------
                                                        2,776,507.452                $       15,976,509
                                                        =============                ==================
AMERICAN CENTURY(R) INCOME & GROWTH
Contracts in accumulation period:
   Qualified XII (1.10)                                     2,226.313   $    21.67   $           48,244
   Qualified XXVII                                        157,164.397         7.02            1,103,294
                                                        -------------                ------------------
                                                          159,390.710                $        1,151,538
                                                        =============                ==================
CALVERT SOCIAL BALANCED
Contracts in accumulation period:
   Qualified III                                           18,579.235   $    22.98   $          426,951
   Qualified V                                              2,609.314        17.56               45,820
   Qualified VI                                           889,478.074        17.32           15,405,760
   Qualified VIII                                           5,424.297        15.73               85,324
   Qualified X (1.15)                                         628.031         8.92                5,602
   Qualified X (1.25)                                      41,035.632         8.88              364,396
   Qualified XI                                            69,812.020        17.87            1,247,541
   Qualified XII (0.05)                                       168.276        17.80                2,995
   Qualified XII (0.25)                                    79,896.638         9.44              754,224
   Qualified XII (0.35)                                    79,910.094         9.40              751,155
   Qualified XII (0.45)                                    86,064.561         9.35              804,704
   Qualified XII (0.55)                                    10,774.319         9.31              100,309
   Qualified XII (0.60)                                    10,571.500         9.29               98,209
   Qualified XII (0.65)                                     6,110.691         9.27               56,646
   Qualified XII (0.70)                                    32,527.032         9.25              300,875
   Qualified XII (0.75)                                    80,765.720         9.22              744,660
   Qualified XII (0.80)                                   185,196.823         9.69            1,794,557
   Qualified XII (0.85)                                   201,167.714        12.89            2,593,052
   Qualified XII (0.90)                                     6,989.034         9.57               66,885
   Qualified XII (0.95)                                    77,039.334        12.80              986,103
   Qualified XII (1.00)                                   322,871.897        12.76            4,119,845
   Qualified XII (1.05)                                    27,892.352        12.72              354,791
   Qualified XII (1.10)                                    46,211.894        12.68              585,967
   Qualified XII (1.15)                                     8,800.057        12.64              111,233
   Qualified XII (1.20)                                    12,325.797        12.59              155,182
   Qualified XII (1.25)                                     8,570.644        12.55              107,562
   Qualified XII (1.30)                                     2,163.454        12.51               27,065
   Qualified XII (1.35)                                     1,648.598        12.47               20,558
   Qualified XII (1.40)                                     9,985.476        12.43              124,119
   Qualified XII (1.50)                                     1,029.377        12.35               12,713
   Qualified XV                                             3,346.472        17.64               59,032
   Qualified XVI                                           30,376.665        17.07              518,530
   Qualified XVII                                             792.376        17.32               13,724
   Qualified XVIII                                          9,404.262         8.88               83,510

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED (CONTINUED)
   Qualified XXI                                            2,632.051   $    17.73   $           46,666
   Qualified XXII                                           2,558.379        17.80               45,539
   Qualified XXIV                                          22,235.542        12.80              284,615
   Qualified XXV                                            5,368.452        17.51               94,002
   Qualified XXVI                                              11.836        17.45                  207
   Qualified XXVII                                        627,714.758        23.11           14,506,488
   Qualified XXVIII                                        80,748.402        23.02            1,858,828
                                                        -------------                ------------------
                                                        3,111,437.080                $       49,765,944
                                                        =============                ==================
CHAPMAN DEM(R) EQUITY
Contracts in accumulation period:
   Qualified XII (0.65)                                        10.781   $     4.22   $               45
   Qualified XXVII                                         10,829.591         4.68               50,682
                                                        -------------                ------------------
                                                           10,840.372                $           50,727
                                                        =============                ==================
EVERGREEN SPECIAL VALUES
Contracts in accumulation period:
   Qualified XII (0.95)                                    23,311.758   $    11.56   $          269,484
   Qualified XXVII                                        795,239.962        11.44            9,097,545
                                                        -------------                ------------------
                                                          818,551.720                $        9,367,029
                                                        =============                ==================
FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
   Qualified III                                              396.000   $    15.83   $            6,269
   Qualified V                                             24,002.451        14.88              357,156
   Qualified VI                                         5,512,953.326        15.11           83,300,725
   Qualified VIII                                           8,196.799        15.05              123,362
   Qualified X (1.15)                                     138,866.102        19.07            2,648,177
   Qualified X (1.25)                                     919,343.056        18.91           17,384,777
   Qualified XI                                           374,968.485        15.59            5,845,759
   Qualified XII (0.05)                                    26,701.039        15.53              414,667
   Qualified XII (0.25)                                   287,141.255         8.99            2,581,400
   Qualified XII (0.35)                                    73,088.795         8.95              654,145
   Qualified XII (0.45)                                   464,505.615         8.91            4,138,745
   Qualified XII (0.55)                                   125,948.333         8.87            1,117,162
   Qualified XII (0.60)                                   487,673.197         8.85            4,315,908
   Qualified XII (0.65)                                   139,155.085         8.83            1,228,739
   Qualified XII (0.70)                                   208,438.856         8.81            1,836,346
   Qualified XII (0.75)                                   295,153.826         8.79            2,594,402
   Qualified XII (0.80)                                 1,366,754.126         9.56           13,066,169
   Qualified XII (0.85)                                   445,736.529        13.39            5,968,412
   Qualified XII (0.90)                                    29,308.412         9.37              274,620
   Qualified XII (0.95)                                   463,074.582        13.30            6,158,892
   Qualified XII (1.00)                                 1,094,669.306        13.25           14,504,368
   Qualified XII (1.05)                                   129,242.684        13.21            1,707,296
   Qualified XII (1.10)                                   114,751.170        13.17            1,511,273
   Qualified XII (1.15)                                    28,002.469        13.12              367,392
   Qualified XII (1.20)                                    50,746.600        13.08              663,766
   Qualified XII (1.25)                                    45,786.636        13.04              597,058
   Qualified XII (1.30)                                    10,472.348        12.99              136,036
   Qualified XII (1.35)                                     1,835.188        12.95               23,766
   Qualified XII (1.40)                                    41,444.296        12.91              535,046

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
   Qualified XII (1.50)                                     7,109.492   $    12.82   $           91,144
   Qualified XV                                            33,035.414        15.39              508,415
   Qualified XVI                                          150,449.377        14.90            2,241,696
   Qualified XVII                                          20,154.525        15.11              304,535
   Qualified XVIII                                         19,032.015        18.91              359,895
   Qualified XXI                                           32,379.270        15.47              500,907
   Qualified XXII                                          72,842.521        15.53            1,131,244
   Qualified XXIV                                         128,461.679        13.30            1,708,540
   Qualified XXV                                           43,380.581        15.28              662,855
   Qualified XXVI                                          22,002.775        15.23              335,102
   Qualified XXVII                                      1,950,074.601        15.92           31,045,188
   Qualified XXVIII                                       879,705.613        15.85           13,943,334
                                                       --------------                ------------------
                                                       16,266,984.429                $      226,894,688
                                                       ==============                ==================
FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
   Qualified I                                              2,093.892   $    12.16   $           25,462
   Qualified III                                              460.508        13.00                5,987
   Qualified V                                              3,206.562        12.84               41,172
   Qualified VI                                         9,741,645.213        12.83          124,985,308
   Qualified VIII                                           9,013.881        12.98              117,000
   Qualified X (1.15)                                      92,562.962        18.00            1,666,133
   Qualified X (1.25)                                   1,200,976.871        17.84           21,425,427
   Qualified XI                                           762,005.866        13.24           10,088,958
   Qualified XII (0.05)                                    39,183.384        13.19              516,829
   Qualified XII (0.25)                                   554,573.622         8.50            4,713,876
   Qualified XII (0.35)                                   118,542.444         8.46            1,002,869
   Qualified XII (0.45)                                   362,534.301         8.42            3,052,539
   Qualified XII (0.55)                                   225,786.736         8.38            1,892,093
   Qualified XII (0.60)                                   505,858.628         8.36            4,228,978
   Qualified XII (0.65)                                   327,266.151         8.34            2,729,400
   Qualified XII (0.70)                                   290,779.599         8.32            2,419,286
   Qualified XII (0.75)                                   599,167.503         8.30            4,973,090
   Qualified XII (0.80)                                 2,481,341.962         9.08           22,530,585
   Qualified XII (0.85)                                   894,056.382        11.95           10,683,974
   Qualified XII (0.90)                                    61,738.835         8.82              544,537
   Qualified XII (0.95)                                   811,548.721        11.87            9,633,083
   Qualified XII (1.00)                                 2,375,320.873        11.83           28,100,046
   Qualified XII (1.05)                                   236,099.171        11.79            2,783,609
   Qualified XII (1.10)                                   125,204.853        11.75            1,471,157
   Qualified XII (1.15)                                    59,387.649        11.71              695,429
   Qualified XII (1.20)                                   154,271.974        11.68            1,801,897
   Qualified XII (1.25)                                    69,330.846        11.64              807,011
   Qualified XII (1.30)                                    15,962.591        11.60              185,166
   Qualified XII (1.35)                                     1,965.804        11.56               22,725
   Qualified XII (1.40)                                    67,276.447        11.52              775,025
   Qualified XII (1.50)                                    13,681.243        11.45              156,650
   Qualified XV                                            61,965.201        13.07              809,885
   Qualified XVI                                          219,550.862        12.65            2,777,318
   Qualified XVII                                          44,287.609        12.83              568,210
   Qualified XVIII                                         62,989.220        17.84            1,123,728
   Qualified XXI                                           92,638.757        13.14            1,217,273
   Qualified XXII                                          96,395.173        13.19            1,271,452
   Qualified XXIV                                         252,527.415        11.87            2,997,500

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH (CONTINUED)
   Qualified XXV                                          182,126.988   $    12.98   $        2,364,008
   Qualified XXVI                                          41,677.358        12.93              538,888
                                                       --------------                ------------------
                                                       23,257,004.057                $      277,743,563
                                                       ==============                ==================
FIDELITY(R) VIP HIGH INCOME
Currently payable annuity contracts:                                                 $           79,152
Contracts in accumulation period:
   Qualified XXVII                                        283,022.045   $     6.61            1,870,776
   Qualified XXVIII                                       246,125.008         6.58            1,619,503
                                                       --------------                ------------------
                                                          529,147.053                $        3,569,431
                                                       ==============                ==================
FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
   Qualified V                                                364.034   $     9.31   $            3,389
   Qualified VI                                           655,914.497         9.42            6,178,715
   Qualified VIII                                             356.691         9.42                3,360
   Qualified X (1.15)                                       7,753.721         9.79               75,909
   Qualified X (1.25)                                     115,529.897         9.71            1,121,795
   Qualified XI                                            30,107.795         9.72              292,648
   Qualified XII (0.05)                                     4,999.844         9.68               48,398
   Qualified XII (0.25)                                    48,818.577         6.79              331,478
   Qualified XII (0.35)                                    13,383.483         6.76               90,472
   Qualified XII (0.45)                                    26,911.448         6.73              181,114
   Qualified XII (0.55)                                     8,449.814         6.69               56,529
   Qualified XII (0.60)                                    24,366.222         6.68              162,766
   Qualified XII (0.65)                                    28,329.431         6.66              188,674
   Qualified XII (0.70)                                    30,199.267         6.65              200,825
   Qualified XII (0.75)                                     9,159.755         6.63               60,729
   Qualified XII (0.80)                                    55,109.284         7.39              407,258
   Qualified XII (0.85)                                    30,785.428         9.25              284,765
   Qualified XII (0.90)                                     5,004.221         7.37               36,881
   Qualified XII (0.95)                                    29,734.657         9.19              273,261
   Qualified XII (1.00)                                    88,737.496         9.16              812,835
   Qualified XII (1.05)                                    11,310.430         9.13              103,264
   Qualified XII (1.10)                                    14,368.047         9.10              130,749
   Qualified XII (1.15)                                     7,740.086         9.06               70,125
   Qualified XII (1.20)                                     4,489.618         9.03               40,541
   Qualified XII (1.25)                                    11,033.192         9.00               99,299
   Qualified XII (1.30)                                     2,003.240         8.97               17,969
   Qualified XII (1.35)                                       225.788         8.95                2,021
   Qualified XII (1.40)                                     3,641.542         8.92               32,483
   Qualified XII (1.50)                                       928.910         8.86                8,230
   Qualified XV                                             7,288.251         9.59               69,894
   Qualified XVI                                           18,350.671         9.29              170,478
   Qualified XVII                                           1,125.050         9.42               10,598
   Qualified XVIII                                          1,107.736         9.71               10,756

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS (CONTINUED)
   Qualified XXI                                            5,108.902   $     9.65   $           49,301
   Qualified XXII                                          22,198.646         9.69              215,105
   Qualified XXIV                                          29,083.212         9.19              267,275
   Qualified XXV                                           13,839.156         9.53              131,887
   Qualified XXVI                                           1,269.091         9.50               12,056
   Qualified XXVII                                        349,672.384         5.21            1,821,793
                                                        -------------                ------------------
                                                        1,718,799.514                $       14,075,625
                                                        =============                ==================
FIDELITY(R) VIP II ASSET MANAGER(SM)
Contracts in accumulation period:
   Qualified XXVII                                      1,128,595.662   $    14.94   $       16,861,219
   Qualified XXVIII                                        92,320.167        14.88            1,373,724
                                                        -------------                ------------------
                                                        1,220,915.829                $       18,234,943
                                                        =============                ==================
FIDELITY(R) VIP II CONTRAFUND(R)
Contracts in accumulation period:
   Qualified III                                            2,568.033   $    19.47   $           50,000
   Qualified V                                              8,738.955        17.12              149,611
   Qualified VI                                         8,483,149.594        17.21          145,995,005
   Qualified VIII                                           6,476.907        17.32              112,180
   Qualified X (1.15)                                      68,981.870        19.48            1,343,767
   Qualified X (1.25)                                     665,549.915        19.34           12,871,735
   Qualified XI                                           261,511.658        17.75            4,641,832
   Qualified XII (0.05)                                    48,769.446        17.69              862,731
   Qualified XII (0.15)                                       106.184        10.55                1,120
   Qualified XII (0.25)                                   428,444.934        10.50            4,498,672
   Qualified XII (0.35)                                    78,442.647        10.45              819,726
   Qualified XII (0.45)                                   762,484.347        10.40            7,929,837
   Qualified XII (0.55)                                   192,813.429        10.35            1,995,619
   Qualified XII (0.60)                                   456,742.593        10.33            4,718,151
   Qualified XII (0.65)                                   270,820.451        10.31            2,792,159
   Qualified XII (0.70)                                   199,144.245        10.28            2,047,203
   Qualified XII (0.75)                                   483,725.390        10.26            4,963,023
   Qualified XII (0.80)                                 1,986,803.257        11.25           22,351,537
   Qualified XII (0.85)                                   366,014.135        15.92            5,826,945
   Qualified XII (0.90)                                    42,178.792        10.94              461,436
   Qualified XII (0.95)                                   639,593.291        15.82           10,118,366
   Qualified XII (1.00)                                 3,146,947.439        15.76           49,595,892
   Qualified XII (1.05)                                   197,284.534        15.71            3,099,340
   Qualified XII (1.10)                                   100,695.350        15.66            1,576,889
   Qualified XII (1.15)                                    58,608.808        15.61              914,883
   Qualified XII (1.20)                                    46,506.125        15.56              723,635
   Qualified XII (1.25)                                    41,895.911        15.50              649,387
   Qualified XII (1.30)                                     4,346.010        15.45               67,146
   Qualified XII (1.35)                                       161.250        15.40                2,483
   Qualified XII (1.40)                                    32,586.251        15.35              500,199
   Qualified XII (1.50)                                    11,481.852        15.25              175,098
   Qualified XV                                            40,913.848        17.52              716,811
   Qualified XVI                                          159,117.579        16.96            2,698,634
   Qualified XVII                                          22,722.530        17.21              391,055
   Qualified XVIII                                         22,773.632        19.34              440,442

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP II CONTRAFUND(R) (CONTINUED)
   Qualified XXI                                           64,126.054   $    17.62   $        1,129,901
   Qualified XXII                                         150,973.152        17.69            2,670,715
   Qualified XXIV                                         164,570.588        15.82            2,603,507
   Qualified XXV                                           84,274.124        17.40            1,466,370
   Qualified XXVI                                          10,017.793        17.34              173,709
   Qualified XXVII                                      3,283,775.833        19.58           64,296,331
   Qualified XXVIII                                       713,480.722        19.50           13,912,874
                                                       --------------                ------------------
                                                       23,810,319.458                $      382,355,956
                                                       ==============                ==================
FIDELITY(R) VIP II INDEX 500
Contracts in accumulation period:
   Qualified XXVII                                      3,848,603.773   $    16.90   $       65,041,404
   Qualified XXVIII                                       453,165.524        16.83            7,626,776
                                                       --------------                ------------------
                                                        4,301,769.297                $       72,668,180
                                                       ==============                ==================
FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
   Qualified VI                                           327,493.273   $     9.22   $        3,019,488
   Qualified X (1.15)                                       2,338.684         9.24               21,609
   Qualified X (1.25)                                      31,988.406         9.22              294,933
   Qualified XII (0.55)                                    14,424.207         9.32              134,434
   Qualified XII (0.60)                                     2,849.502         9.31               26,529
   Qualified XII (0.65)                                     1,748.530         9.30               16,261
   Qualified XII (0.70)                                     5,040.605         9.30               46,878
   Qualified XII (0.75)                                     5,222.523         9.29               48,517
   Qualified XII (0.80)                                   134,705.573         9.28            1,250,068
   Qualified XII (0.85)                                    10,686.615         9.28               99,172
   Qualified XII (0.90)                                     1,119.700         9.27               10,380
   Qualified XII (0.95)                                    39,468.469         9.26              365,478
   Qualified XII (1.00)                                   221,100.929         9.26            2,047,395
   Qualified XII (1.05)                                     4,858.049         9.25               44,937
   Qualified XII (1.10)                                     7,938.686         9.24               73,353
   Qualified XII (1.15)                                     1,511.754         9.24               13,969
   Qualified XII (1.20)                                     1,437.497         9.23               13,268
   Qualified XII (1.25)                                     2,035.966         9.22               18,772
   Qualified XII (1.30)                                       110.586         9.22                1,020
   Qualified XII (1.40)                                       375.672         9.20                3,456
   Qualified XII (1.50)                                       244.004         9.19                2,242
   Qualified XV                                               202.652         9.26                1,877
   Qualified XVI                                            3,026.906         9.19               27,817
   Qualified XVIII                                          7,400.772         9.22               68,235
   Qualified XXI                                              327.632         9.28                3,040
   Qualified XXIV                                          17,423.341         9.27              161,514
   Qualified XXV                                            2,863.151         9.29               26,599
   Qualified XXVI                                          11,799.610         9.27              109,382
                                                       --------------                ------------------
                                                          859,743.294                $        7,950,623
                                                       ==============                ==================
ING GET FUND - SERIES D
Contracts in accumulation period:
   Qualified III                                            5,678.329   $    10.15   $           57,635
   Qualified VI                                         8,962,562.281        10.15           90,970,007
   Qualified X (1.15)                                     227,377.338        10.15            2,307,880
   Qualified X (1.25)                                   1,992,972.785        10.15           20,228,674

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING GET FUND - SERIES D (CONTINUED)
   Qualified XI                                         1,401,776.498   $    10.39   $       14,564,458
   Qualified XII (0.30)                                    96,179.505        10.38              998,343
   Qualified XII (0.50)                                    69,329.414        10.59              734,198
   Qualified XII (0.60)                                    17,216.930        10.54              181,466
   Qualified XII (0.70)                                    33,061.707        10.50              347,148
   Qualified XII (0.80)                                    22,555.857        10.45              235,709
   Qualified XII (0.85)                                   109,514.384        10.43            1,142,235
   Qualified XII (0.90)                                     8,054.976        10.41               83,852
   Qualified XII (0.95)                                    52,073.978        10.39              541,049
   Qualified XII (1.00)                                   174,808.849        10.37            1,812,768
   Qualified XII (1.05)                                 1,804,454.464        10.34           18,658,059
   Qualified XII (1.10)                                   122,005.830        10.32            1,259,100
   Qualified XII (1.20)                                   291,423.858        10.28            2,995,837
   Qualified XII (1.25)                                 3,825,286.304        10.26           39,247,437
   Qualified XII (1.30)                                    49,931.931        10.24              511,303
   Qualified XII (1.35)                                    10,874.672        10.21              111,030
   Qualified XII (1.40)                                     5,466.201        10.19               55,701
   Qualified XII (1.45)                                     1,747.804        10.17               17,775
   Qualified XII (1.50)                                     7,234.341        10.15               73,429
   Qualified XII (1.65)                                       690.598        10.09                6,968
   Qualified XV                                            46,578.121        10.28              478,823
   Qualified XVI                                           81,786.323        10.04              821,135
   Qualified XVII                                          65,665.192        10.15              666,502
   Qualified XVIII                                        437,656.731        10.15            4,442,216
   Qualified XXI                                           39,890.674        10.34              412,470
   Qualified XXII                                         305,813.175        10.34            3,162,108
   Qualified XXIV                                          42,305.189        10.29              435,320
   Qualified XXV                                           42,504.143        10.30              437,793
   Qualified XXVI                                          14,830.298        10.26              152,159
   Qualified XXVII                                      2,538,234.941        10.21           25,915,379
                                                       --------------                ------------------
                                                       22,907,543.621                $      234,065,966
                                                       ==============                ==================
ING GET FUND - SERIES E
Contracts in accumulation period:
   Qualified V                                                489.925   $    10.26   $            5,027
   Qualified VI                                         4,053,045.090        10.32           41,827,425
   Qualified X (1.15)                                     122,449.011        10.24            1,253,878
   Qualified X (1.25)                                   1,085,412.684        10.24           11,114,626
   Qualified XI                                           605,201.248        10.54            6,378,821
   Qualified XII (0.30)                                    85,885.923        10.53              904,379
   Qualified XII (0.70)                                     7,347.413        10.62               78,030
   Qualified XII (0.80)                                    19,234.954        10.58              203,506
   Qualified XII (0.85)                                    68,036.912        10.56              718,470
   Qualified XII (0.95)                                   101,230.135        10.53            1,065,953
   Qualified XII (1.00)                                    46,298.325        10.51              486,595
   Qualified XII (1.05)                                   835,731.915        10.49            8,766,828
   Qualified XII (1.10)                                    28,241.980        10.47              295,694
   Qualified XII (1.15)                                       394.746        10.45                4,125
   Qualified XII (1.20)                                   108,508.577        10.43            1,131,744
   Qualified XII (1.25)                                 1,472,408.435        10.41           15,327,772
   Qualified XII (1.30)                                    14,858.906        10.40              154,533
   Qualified XII (1.35)                                     5,405.147        10.38               56,105
   Qualified XII (1.40)                                     1,902.426        10.36               19,709
   Qualified XII (1.50)                                     6,633.343        10.32               68,456

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING GET FUND - SERIES E (CONTINUED)
   Qualified XII (1.65)                                         0.647   $    10.27   $                7
   Qualified XII (1.75)                                     2,973.641        10.23               30,420
   Qualified XV                                            21,701.859        10.43              226,350
   Qualified XVI                                           18,157.972        10.23              185,756
   Qualified XVII                                          87,400.806        10.32              901,976
   Qualified XVIII                                         51,571.632        10.24              528,094
   Qualified XXI                                           14,336.020        10.49              150,385
   Qualified XXII                                         147,037.867        10.49            1,542,427
   Qualified XXIV                                          19,884.999        10.45              207,798
   Qualified XXV                                          106,304.600        10.47            1,113,009
   Qualified XXVI                                          40,919.686        10.44              427,202
   Qualified XXVII                                        892,885.366        10.38            9,268,150
                                                       --------------                ------------------
                                                       10,071,892.190                $      104,443,250
                                                       ==============                ==================
ING GET FUND - SERIES G
Contracts in accumulation period:
   Qualified VI                                         1,047,824.976   $    10.24   $       10,729,728
   Qualified X (1.15)                                      53,401.146        10.17              543,090
   Qualified X (1.25)                                     329,625.531        10.16            3,348,995
   Qualified XI                                            80,104.455        10.44              836,291
   Qualified XII (0.30)                                     4,238.264        10.43               44,205
   Qualified XII (0.80)                                     1,379.677        10.48               14,459
   Qualified XII (0.85)                                     5,463.128        10.46               57,144
   Qualified XII (0.90)                                       359.459        10.45                3,756
   Qualified XII (0.95)                                     8,918.652        10.43               93,022
   Qualified XII (1.00)                                    20,768.548        10.41              216,201
   Qualified XII (1.05)                                   168,753.080        10.39            1,753,345
   Qualified XII (1.10)                                    48,534.107        10.38              503,784
   Qualified XII (1.15)                                     1,860.356        10.36               19,273
   Qualified XII (1.20)                                    33,153.121        10.34              342,803
   Qualified XII (1.25)                                   461,869.195        10.33            4,771,109
   Qualified XII (1.30)                                     4,364.059        10.31               44,993
   Qualified XII (1.35)                                     1,341.290        10.29               13,802
   Qualified XII (1.40)                                     3,655.830        10.27               37,545
   Qualified XII (1.45)                                    29,789.676        10.26              305,642
   Qualified XV                                            18,153.077        10.34              187,703
   Qualified XVI                                            5,334.901        10.16               54,203
   Qualified XVII                                          29,547.778        10.24              302,569
   Qualified XVIII                                         67,491.082        10.16              685,709
   Qualified XXI                                            2,653.538        10.39               27,570
   Qualified XXII                                          12,066.707        10.39              125,373
   Qualified XXIV                                           6,204.074        10.36               64,274
   Qualified XXV                                            8,607.950        10.39               89,437
   Qualified XXVI                                           8,809.930        10.36               91,271
   Qualified XXVII                                        431,924.705        10.30            4,448,824
                                                       --------------                ------------------
                                                        2,896,198.292                $       29,756,120
                                                       ==============                ==================
ING GET FUND - SERIES H
Contracts in accumulation period:
   Qualified VI                                           937,754.517   $    10.31   $        9,668,249
   Qualified X (1.15)                                      59,990.891        10.24              614,307
   Qualified X (1.25)                                     190,425.460        10.23            1,948,052
   Qualified XI                                            87,280.895        10.50              916,449
   Qualified XII (0.30)                                     3,360.343        10.49               35,250

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING GET FUND - SERIES H (CONTINUED)
   Qualified XII (0.50)                                       331.013   $    10.62   $            3,515
   Qualified XII (0.80)                                     6,086.049        10.53               64,086
   Qualified XII (0.85)                                     1,991.745        10.51               20,933
   Qualified XII (0.90)                                     1,482.556        10.50               15,567
   Qualified XII (0.95)                                    15,412.738        10.48              161,525
   Qualified XII (1.00)                                    14,401.559        10.46              150,640
   Qualified XII (1.05)                                   270,332.739        10.45            2,824,977
   Qualified XII (1.10)                                    15,975.270        10.43              166,622
   Qualified XII (1.20)                                    13,534.034        10.40              140,754
   Qualified XII (1.25)                                   251,870.497        10.38            2,614,416
   Qualified XII (1.30)                                     1,294.762        10.37               13,427
   Qualified XII (1.35)                                     9,480.837        10.35               98,127
   Qualified XII (1.40)                                     5,908.421        10.34               61,093
   Qualified XII (1.45)                                     1,273.293        10.32               13,140
   Qualified XV                                             7,759.167        10.40               80,695
   Qualified XVI                                            9,559.439        10.23               97,793
   Qualified XVII                                          33,854.112        10.31              349,036
   Qualified XVIII                                         57,003.246        10.23              583,143
   Qualified XXI                                            1,711.012        10.45               17,880
   Qualified XXII                                          24,033.158        10.45              251,147
   Qualified XXV                                              297.267        10.46                3,109
   Qualified XXVI                                           1,931.505        10.42               20,126
   Qualified XXVII                                        226,588.322        10.36            2,347,455
                                                        -------------                ------------------
                                                        2,250,924.847                $       23,281,513
                                                        =============                ==================
ING GET FUND - SERIES I
Contracts in accumulation period:
   Qualified X (1.25)                                     104,216.299   $    10.15   $        1,057,795
   Qualified XVIII                                         13,060.806        10.15              132,567
                                                        -------------                ------------------
                                                          117,277.105                $        1,190,362
                                                        =============                ==================
ING GET FUND - SERIES J
   Contracts in accumulation period:
   Qualified X (1.25)                                      32,417.204   $    10.10   $          327,414
   Qualified XVIII                                          6,621.595        10.10               66,878
                                                        -------------                ------------------
                                                           39,038.799                $          394,292
                                                        =============                ==================
ING GET FUND - SERIES K
   Contracts in accumulation period:
   Qualified X (1.25)                                      35,705.259   $    10.17   $          363,122
   Qualified XXVII                                        164,041.293        10.27            1,684,704
                                                        -------------                ------------------
                                                          199,746.552                $        2,047,826
                                                        =============                ==================
ING GET FUND - SERIES L
   Contracts in accumulation period:
   Qualified XXVII                                        117,245.787   $    10.12   $        1,186,527
                                                        -------------                ------------------
                                                          117,245.787                $        1,186,527
                                                        =============                ==================
ING GET FUND - SERIES Q
   Contracts in accumulation period:
   Qualified XXVII                                        497,644.717   $    10.11   $        5,031,188
                                                        -------------                ------------------
                                                          497,644.717                $        5,031,188
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING GET FUND - SERIES S
   Contracts in accumulation period:
   Qualified VI                                         1,656,246.634   $    10.06   $       16,661,841
   Qualified X (1.15)                                      38,592.719        10.06              388,243
   Qualified X (1.25)                                     218,765.031        10.06            2,200,776
   Qualified XI                                           572,902.306        10.10            5,786,313
   Qualified XII (0.30)                                     5,449.378        10.09               54,984
   Qualified XII (0.50)                                    80,231.292        10.11              811,138
   Qualified XII (0.80)                                     5,127.664        10.09               51,738
   Qualified XII (0.85)                                    24,429.986        10.09              246,499
   Qualified XII (0.95)                                    18,188.955        10.08              183,345
   Qualified XII (1.00)                                    93,717.077        10.08              944,668
   Qualified XII (1.05)                                   570,758.824        10.07            5,747,541
   Qualified XII (1.10)                                    57,082.550        10.07              574,821
   Qualified XII (1.20)                                    35,073.321        10.07              353,188
   Qualified XII (1.25)                                   650,192.287        10.06            6,540,934
   Qualified XII (1.30)                                     2,506.476        10.06               25,215
   Qualified XII (1.35)                                    10,615.711        10.06              106,794
   Qualified XII (1.40)                                       614.600        10.05                6,177
   Qualified XII (1.45)                                       365.721        10.05                3,675
   Qualified XII (1.50)                                       526.792        10.05                5,294
   Qualified XII (1.55)                                        44.496        10.04                  447
   Qualified XII (1.65)                                    13,858.058        10.04              139,135
   Qualified XV                                             6,135.341        10.07               61,783
   Qualified XVI                                           17,907.417        10.04              179,790
   Qualified XVII                                          22,176.340        10.06              223,094
   Qualified XVIII                                         23,171.033        10.06              233,101
   Qualified XXI                                              174.334        10.08                1,757
   Qualified XXII                                          90,447.222        10.09              912,612
   Qualified XXIV                                           5,638.923        10.08               56,840
   Qualified XXV                                              560.135        10.09                5,652
   Qualified XXVI                                             280.439        10.08                2,827
   Qualified XXVII                                        401,929.211        10.07            4,047,427
                                                       --------------                ------------------
                                                        4,623,710.273                $       46,557,649
                                                       ==============                ==================
ING VP BALANCED
   Currently payable annuity contracts:                                              $       24,462,370
   Contracts in accumulation period:
   Qualified I                                             28,567.376   $    26.55              758,464
   Qualified III                                           35,680.628        26.33              939,471
   Qualified V                                              5,746.715        19.86              114,130
   Qualified VI                                        13,616,148.388        20.06          273,139,937
   Qualified VII                                          175,628.126        19.35            3,398,404
   Qualified VIII                                           4,016.404        18.61               74,745
   Qualified IX                                             1,908.257        19.09               36,429
   Qualified X (1.15)                                     202,644.102        20.24            4,101,517
   Qualified X (1.25)                                   3,112,040.749        20.06           62,427,537
   Qualified XI                                           586,957.465        20.69           12,144,150
   Qualified XII (0.05)                                   112,979.394        20.61            2,328,505
   Qualified XII (0.25)                                   886,007.508        10.26            9,090,437
   Qualified XII (0.35)                                   341,321.190        10.22            3,488,303
   Qualified XII (0.45)                                   208,793.294        10.17            2,123,428
   Qualified XII (0.55)                                   182,934.849        10.12            1,851,301

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP BALANCED (CONTINUED)
   Qualified XII (0.60)                                   666,707.634   $    10.10   $        6,733,747
   Qualified XII (0.65)                                   105,474.161        10.08            1,063,180
   Qualified XII (0.70)                                   435,255.513        10.05            4,374,318
   Qualified XII (0.75)                                   402,962.341        10.03            4,041,712
   Qualified XII (0.80)                                 2,637,345.102        10.68           28,166,846
   Qualified XII (0.85)                                 1,340,813.980        14.41           19,321,129
   Qualified XII (0.90)                                    24,613.342        10.45              257,209
   Qualified XII (0.95)                                   485,662.162        14.31            6,949,826
   Qualified XII (1.00)                                 3,100,422.063        14.27           44,243,023
   Qualified XII (1.05)                                   160,253.998        14.22            2,278,812
   Qualified XII (1.10)                                    60,447.240        14.17              856,537
   Qualified XII (1.15)                                    70,352.843        14.13              994,086
   Qualified XII (1.20)                                    87,711.247        14.08            1,234,974
   Qualified XII (1.25)                                    16,259.955        14.03              228,127
   Qualified XII (1.30)                                       468.030        13.99                6,548
   Qualified XII (1.35)                                       519.151        13.94                7,237
   Qualified XII (1.40)                                    22,210.056        13.89              308,498
   Qualified XII (1.50)                                     1,840.575        13.80               25,400
   Qualified XV                                            73,072.951        20.42            1,492,150
   Qualified XVI                                          277,476.599        19.77            5,485,712
   Qualified XVII                                         239,235.565        20.34            4,866,051
   Qualified XVIII                                        367,109.219        20.34            7,467,002
   Qualified XIX                                           14,399.772        26.92              387,642
   Qualified XX                                            55,399.360        26.70            1,479,163
   Qualified XXI                                           88,271.639        20.53            1,812,217
   Qualified XXII                                          89,394.612        20.62            1,843,317
   Qualified XXIV                                         324,475.805        14.31            4,643,249
   Qualified XXV                                          212,956.652        20.35            4,333,668
   Qualified XXVI                                          23,517.472        20.28              476,934
   Qualified XXVII                                      1,335,578.757        26.48           35,366,125
   Qualified XXVIII                                       153,436.146        26.40            4,050,714
   Qualified XXIX                                           1,326.638        26.33               34,930
   Qualified XXX                                           99,850.925        26.20            2,616,094
                                                       --------------                ------------------
                                                       32,476,195.950                $      597,925,305
                                                       ==============                ==================
ING VP BOND
   Currently payable annuity contracts:                                              $        6,746,576
   Contracts in accumulation period:
   Qualified I                                             11,413.379   $    67.84              774,284
   Qualified III                                           10,636.617        66.86              711,164
   Qualified V                                             16,218.491        17.31              280,742
   Qualified VI                                        10,976,889.709        17.24          189,241,579
   Qualified VII                                          133,889.851        15.99            2,140,899
   Qualified VIII                                          10,761.063        15.87              170,778
   Qualified IX                                             2,005.576        16.38               32,851
   Qualified X (1.15)                                     218,587.591        17.40            3,803,424
   Qualified X (1.25)                                   1,668,772.437        17.24           28,769,637
   Qualified XI                                           476,740.805        17.79            8,481,219
   Qualified XII (0.05)                                    20,096.328        17.72              356,107
   Qualified XII (0.25)                                   368,325.874        13.37            4,924,517
   Qualified XII (0.35)                                   150,159.665        13.31            1,998,625
   Qualified XII (0.45)                                   146,053.936        13.25            1,935,215

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP BOND (CONTINUED)
   Qualified XII (0.55)                                   112,073.453   $    13.19   $        1,478,249
   Qualified XII (0.60)                                   378,990.457        13.16            4,987,514
   Qualified XII (0.65)                                   215,827.054        13.13            2,833,809
   Qualified XII (0.70)                                   184,031.200        13.10            2,410,809
   Qualified XII (0.75)                                   306,789.013        13.07            4,009,732
   Qualified XII (0.80)                                 1,633,601.434        13.22           21,596,211
   Qualified XII (0.85)                                   921,078.232        15.00           13,816,173
   Qualified XII (0.90)                                    12,078.880        13.18              159,200
   Qualified XII (0.95)                                   526,766.029        14.90            7,848,814
   Qualified XII (1.00)                                 2,737,924.698        14.85           40,658,182
   Qualified XII (1.05)                                   174,257.391        14.80            2,579,009
   Qualified XII (1.10)                                    85,506.945        14.75            1,261,227
   Qualified XII (1.15)                                    63,807.532        14.70              937,971
   Qualified XII (1.20)                                    61,947.176        14.65              907,526
   Qualified XII (1.25)                                    44,357.504        14.60              647,620
   Qualified XII (1.30)                                     8,314.353        14.56              121,057
   Qualified XII (1.35)                                       436.080        14.51                6,328
   Qualified XII (1.40)                                    25,842.305        14.46              373,680
   Qualified XII (1.50)                                     7,602.839        14.36              109,177
   Qualified XV                                            36,087.230        17.56              633,692
   Qualified XVI                                          193,755.163        17.00            3,293,838
   Qualified XVII                                         243,240.171        17.39            4,229,947
   Qualified XVIII                                        465,608.106        17.39            8,096,925
   Qualified XIX                                            2,460.649        68.41              168,333
   Qualified XX                                            14,922.558        67.42            1,006,079
   Qualified XXI                                           25,268.160        17.65              445,983
   Qualified XXII                                          76,124.257        17.72            1,348,922
   Qualified XXIV                                         160,287.792        14.90            2,388,288
   Qualified XXV                                          105,460.959        17.49            1,844,512
   Qualified XXVI                                          23,432.162        17.43              408,423
   Qualified XXVII                                        774,013.087        67.24           52,044,640
   Qualified XXVIII                                       344,126.396        67.02           23,063,351
   Qualified XXIX                                           2,299.993        66.86              153,778
   Qualified XXX                                           29,182.257        66.51            1,940,912
                                                       --------------                ------------------
                                                       24,208,052.837                $      458,177,528
                                                       ==============                ==================
ING VP EMERGING MARKETS
   Contracts in accumulation period:
   Qualified XXVII                                        670,676.292   $     5.77   $        3,869,802
   Qualified XXVIII                                       200,002.160         5.75            1,150,012
                                                       --------------                ------------------
                                                          870,678.452                $        5,019,814
                                                       ==============                ==================

ING VP MONEY MARKET
   Currently payable annuity contracts:                                              $          149,144
   Contracts in accumulation period:
   Qualified I                                             10,124.742   $    49.00              496,112
   Qualified III                                            4,469.117        48.16              215,233
   Qualified V                                             29,343.103        13.79              404,641
   Qualified VI                                         8,751,582.395        13.98          122,347,122
   Qualified VII                                          239,684.072        13.92            3,336,402
   Qualified VIII                                          11,319.623        13.46              152,362
   Qualified IX                                             1,744.137        14.01               24,435

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET (CONTINUED)
   Qualified X (1.15)                                     459,876.815   $    14.11   $        6,488,862
   Qualified X (1.25)                                   1,919,745.105        13.98           26,838,037
   Qualified XI                                           360,682.861        14.42            5,201,047
   Qualified XII (0.05)                                    51,230.576        14.37              736,183
   Qualified XII (0.25)                                   475,250.337        12.06            5,731,519
   Qualified XII (0.35)                                   118,551.250        12.00            1,422,615
   Qualified XII (0.45)                                   132,966.170        11.95            1,588,946
   Qualified XII (0.55)                                   151,211.528        11.89            1,797,905
   Qualified XII (0.60)                                   109,591.256        11.86            1,299,752
   Qualified XII (0.65)                                   360,337.361        11.84            4,266,394
   Qualified XII (0.70)                                   436,909.665        11.81            5,159,903
   Qualified XII (0.75)                                   374,628.269        11.78            4,413,121
   Qualified XII (0.80)                                 2,415,659.282        11.91           28,770,502
   Qualified XII (0.85)                                   644,548.303        12.83            8,269,555
   Qualified XII (0.90)                                    13,539.865        11.82              160,041
   Qualified XII (0.95)                                   598,539.238        12.75            7,631,375
   Qualified XII (1.00)                                 2,493,907.375        12.71           31,697,563
   Qualified XII (1.05)                                   184,652.624        12.67            2,339,549
   Qualified XII (1.10)                                   162,880.678        12.62            2,055,554
   Qualified XII (1.15)                                    82,720.326        12.58            1,040,622
   Qualified XII (1.20)                                    92,375.700        12.54            1,158,391
   Qualified XII (1.25)                                    68,472.602        12.50              855,908
   Qualified XII (1.30)                                    18,596.771        12.46              231,716
   Qualified XII (1.35)                                     5,344.130        12.42               66,374
   Qualified XII (1.40)                                    44,830.783        12.37              554,557
   Qualified XII (1.50)                                    15,705.448        12.29              193,020
   Qualified XV                                            23,654.411        14.23              336,602
   Qualified XVI                                          194,182.129        13.78            2,675,830
   Qualified XVII                                         317,922.235        13.98            4,444,553
   Qualified XVIII                                        616,450.659        13.98            8,617,980
   Qualified XIX                                            2,490.783        49.00              122,048
   Qualified XX                                            60,016.971        48.16            2,890,417
   Qualified XXI                                           52,594.493        14.31              752,627
   Qualified XXII                                         118,165.403        14.37            1,698,037
   Qualified XXIV                                         153,167.800        12.75            1,952,889
   Qualified XXV                                          124,661.443        14.18            1,767,699
   Qualified XXVI                                          38,272.919        14.14              541,179
   Qualified XXVII                                        804,354.435        49.45           39,775,327
   Qualified XXVIII                                       517,956.948        48.49           25,115,732
   Qualified XXIX                                           2,238.033        48.16              107,784
   Qualified XXX                                           19,884.534        47.91              952,668
                                                       --------------                ------------------
                                                       23,887,034.703                $      368,845,834
                                                       ==============                ==================
ING VP NATURAL RESOURCES
   Contracts in accumulation period:
   Qualified III                                            5,723.999   $    12.09   $           69,203
   Qualified V                                              2,992.019        13.31               39,824
   Qualified VI                                           313,360.780        13.04            4,086,225
   Qualified VIII                                           1,274.435        11.30               14,401
   Qualified XI                                            18,877.291        13.46              254,088
   Qualified XII (0.05)                                       433.536        13.41                5,814

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP NATURAL RESOURCES (CONTINUED)
   Qualified XII (0.25)                                    19,692.336   $     8.50   $          167,385
   Qualified XII (0.45)                                    10,732.855         8.42               90,371
   Qualified XII (0.55)                                     2,826.123         8.38               23,683
   Qualified XII (0.60)                                    12,408.498         8.36              103,735
   Qualified XII (0.65)                                     1,136.712         8.34                9,480
   Qualified XII (0.70)                                     6,683.873         8.32               55,610
   Qualified XII (0.75)                                    14,347.860         8.30              119,087
   Qualified XII (0.80)                                    99,437.851         9.06              900,907
   Qualified XII (0.85)                                    26,533.740        10.36              274,890
   Qualified XII (0.90)                                     1,077.835         9.02                9,722
   Qualified XII (0.95)                                    20,849.800        10.29              214,544
   Qualified XII (1.00)                                    82,891.475        10.26              850,467
   Qualified XII (1.05)                                     4,526.971        10.22               46,266
   Qualified XII (1.10)                                     2,323.647        10.19               23,678
   Qualified XII (1.15)                                     3,016.411        10.16               30,647
   Qualified XII (1.20)                                     3,184.376        10.12               32,226
   Qualified XII (1.25)                                        98.531        10.09                  994
   Qualified XII (1.40)                                       111.768         9.99                1,117
   Qualified XV                                             7,492.389        13.28               99,499
   Qualified XVI                                            5,191.242        12.86               66,759
   Qualified XVII                                             718.296        13.04                9,367
   Qualified XXI                                            2,675.921        13.35               35,724
   Qualified XXII                                           2,937.967        13.41               39,398
   Qualified XXIV                                           7,621.215        10.29               78,422
   Qualified XXV                                            1,394.359        13.20               18,406
   Qualified XXVI                                             927.197        13.15               12,193
   Qualified XXVII                                        255,162.490        12.16            3,102,776
   Qualified XXVIII                                        83,305.976        12.12            1,009,668
                                                        -------------                ------------------
                                                        1,021,969.774                $       11,896,576
                                                        =============                ==================
ING VP STRATEGIC ALLOCATION BALANCED
   Currently payable annuity contracts:                                              $           51,327
   Contracts in accumulation period:
   Qualified III                                               34.558   $    13.39                  463
   Qualified V                                              1,031.284        13.23               13,644
   Qualified VI                                         1,772,983.849        13.39           23,740,254
   Qualified X (1.15)                                      18,977.123        13.81              262,074
   Qualified X (1.25)                                     220,388.127        13.71            3,021,521
   Qualified XI                                            66,761.585        13.82              922,645
   Qualified XII (0.05)                                     3,348.418        13.76               46,074
   Qualified XII (0.25)                                    79,829.333         9.05              722,455
   Qualified XII (0.35)                                     5,417.450         9.00               48,757
   Qualified XII (0.45)                                   232,497.674         8.96            2,083,179
   Qualified XII (0.55)                                     3,740.605         8.92               33,366
   Qualified XII (0.60)                                     2,505.974         8.90               22,303
   Qualified XII (0.65)                                   100,042.445         8.88              888,377
   Qualified XII (0.70)                                    56,939.723         8.86              504,486
   Qualified XII (0.75)                                   152,277.394         8.84            1,346,132
   Qualified XII (0.80)                                   159,012.474         9.30            1,478,816
   Qualified XII (0.85)                                   100,727.719        12.29            1,237,944
   Qualified XII (0.90)                                     1,351.536         9.14               12,353

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION BALANCED (CONTINUED)
   Qualified XII (0.95)                                    48,154.106   $    12.21   $          587,962
   Qualified XII (1.00)                                   213,470.857        12.17            2,597,940
   Qualified XII (1.05)                                    79,095.701        12.13              959,431
   Qualified XII (1.10)                                    58,967.192        12.09              712,913
   Qualified XII (1.15)                                    13,408.589        12.05              161,573
   Qualified XII (1.20)                                   338,865.113        12.01            4,069,770
   Qualified XII (1.25)                                    14,719.814        11.97              176,196
   Qualified XII (1.30)                                     5,795.825        11.93               69,144
   Qualified XII (1.40)                                    16,363.118        11.85              193,903
   Qualified XII (1.50)                                       956.555        11.77               11,259
   Qualified XV                                             8,114.256        13.64              110,678
   Qualified XVI                                           32,472.085        13.20              428,632
   Qualified XVII                                          25,171.050        13.66              343,837
   Qualified XVIII                                          5,221.481        13.98               72,996
   Qualified XXI                                            7,208.374        13.71               98,827
   Qualified XXII                                          11,610.805        13.77              159,881
   Qualified XXIV                                           6,580.803        12.21               80,352
   Qualified XXV                                            5,771.735        13.59               78,438
   Qualified XXVII                                         34,761.487        13.47              468,237
   Qualified XXVIII                                         2,087.529        13.43               28,036
                                                        -------------                ------------------
                                                        3,906,663.746                $       47,846,175
                                                        =============                ==================
ING VP STRATEGIC ALLOCATION GROWTH
   Contracts in accumulation period:
   Qualified III                                              261.792   $    13.09   $            3,427
   Qualified V                                              1,975.565        12.94               25,564
   Qualified VI                                         2,264,302.165        13.09           29,639,715
   Qualified VIII                                               8.583        13.09                  112
   Qualified X (1.15)                                      54,452.672        13.57              738,923
   Qualified X (1.25)                                     281,511.792        13.47            3,791,964
   Qualified XI                                            78,386.989        13.51            1,059,008
   Qualified XII (0.05)                                     6,182.241        13.46               83,213
   Qualified XII (0.25)                                   139,476.977         8.18            1,140,922
   Qualified XII (0.35)                                     6,655.855         8.14               54,179
   Qualified XII (0.45)                                    99,615.708         8.10              806,887
   Qualified XII (0.55)                                     3,616.868         8.06               29,152
   Qualified XII (0.60)                                     6,440.827         8.05               51,849
   Qualified XII (0.65)                                   257,890.433         8.03            2,070,860
   Qualified XII (0.70)                                    44,529.794         8.01              356,684
   Qualified XII (0.75)                                   196,707.952         7.99            1,571,697
   Qualified XII (0.80)                                   224,992.381         8.48            1,907,935
   Qualified XII (0.85)                                   153,004.359        11.82            1,808,512
   Qualified XII (0.90)                                     2,510.678         8.32               20,889
   Qualified XII (0.95)                                    64,757.719        11.74              760,256
   Qualified XII (1.00)                                   476,634.337        11.70            5,576,622
   Qualified XII (1.05)                                    91,472.949        11.66            1,066,575
   Qualified XII (1.10)                                    46,765.872        11.63              543,887
   Qualified XII (1.15)                                    17,409.816        11.59              201,780
   Qualified XII (1.20)                                    44,481.738        11.55              513,764
   Qualified XII (1.25)                                     9,023.836        11.51              103,864
   Qualified XII (1.30)                                     8,197.476        11.47               94,025
   Qualified XII (1.35)                                         9.263        11.43                  106

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION GROWTH (CONTINUED)
   Qualified XII (1.40)                                     8,357.037   $    11.40   $           95,270
   Qualified XII (1.50)                                     5,892.227        11.32               66,700
   Qualified XV                                             7,223.156        13.33               96,285
   Qualified XVI                                           39,074.833        12.91              504,456
   Qualified XVII                                           1,085.370        13.35               14,490
   Qualified XVIII                                          5,383.002        13.73               73,909
   Qualified XXI                                            9,347.790        13.41              125,354
   Qualified XXII                                          10,986.280        13.46              147,875
   Qualified XXIV                                          20,534.846        11.74              241,079
   Qualified XXV                                           10,298.073        13.29              136,861
   Qualified XXVI                                             408.926        13.24                5,414
   Qualified XXVII                                         37,872.348        13.17              498,779
   Qualified XXVIII                                         1,320.520        13.13               17,338
                                                        -------------                ------------------
                                                        4,739,061.045                $       56,046,181
                                                        =============                ==================
ING VP STRATEGIC ALLOCATION INCOME
   Currently payable annuity contracts:                                              $          139,145
   Contracts in accumulation period:
   Qualified III                                              803.048   $    14.21               11,411
   Qualified V                                                925.339        14.04               12,992
   Qualified VI                                           973,538.455        14.21           13,833,981
   Qualified X (1.15)                                      48,486.711        14.38              697,239
   Qualified X (1.25)                                     231,298.028        14.27            3,300,623
   Qualified XI                                            40,962.859        14.66              600,516
   Qualified XII (0.05)                                    35,694.180        14.60              521,135
   Qualified XII (0.25)                                    26,978.563        10.47              282,466
   Qualified XII (0.35)                                     6,523.381        10.42               67,974
   Qualified XII (0.45)                                    77,970.736        10.37              808,557
   Qualified XII (0.55)                                    15,974.989        10.32              164,862
   Qualified XII (0.60)                                     5,239.431        10.30               53,966
   Qualified XII (0.65)                                    46,946.672        10.27              482,142
   Qualified XII (0.70)                                    39,382.687        10.25              403,673
   Qualified XII (0.75)                                    41,645.624        10.23              426,035
   Qualified XII (0.80)                                   112,797.095        10.58            1,193,393
   Qualified XII (0.85)                                    73,305.862        13.31              975,701
   Qualified XII (0.90)                                     2,986.698        10.47               31,271
   Qualified XII (0.95)                                    31,711.658        13.22              419,228
   Qualified XII (1.00)                                   274,078.666        13.18            3,612,357
   Qualified XII (1.05)                                    42,974.743        13.13              564,258
   Qualified XII (1.10)                                    28,652.959        13.09              375,067
   Qualified XII (1.15)                                     6,920.661        13.05               90,315
   Qualified XII (1.20)                                    20,360.359        13.00              264,685
   Qualified XII (1.25)                                     9,558.989        12.96              123,884
   Qualified XII (1.30)                                     2,236.087        12.92               28,890
   Qualified XII (1.35)                                         3.209        12.87                   41
   Qualified XII (1.40)                                     4,846.121        12.83               62,176
   Qualified XII (1.50)                                       431.108        12.75                5,497
   Qualified XV                                             3,318.577        14.47               48,020
   Qualified XVI                                           18,116.694        14.00              253,634
   Qualified XVII                                          18,001.337        14.49              260,839
   Qualified XVIII                                         30,655.482        14.55              446,037

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION INCOME (CONTINUED)
   Qualified XXI                                            3,078.050   $    14.55   $           44,786
   Qualified XXII                                           6,150.406        14.60               89,796
   Qualified XXIV                                           3,767.431        13.22               49,805
   Qualified XXV                                            5,172.324        14.42               74,585
   Qualified XXVI                                             318.566        14.37                4,578
   Qualified XXVII                                         53,498.336        14.29              764,491
   Qualified XXVIII                                         1,376.886        14.24               19,607
                                                        -------------                ------------------
                                                        2,346,689.007                $       31,609,658
                                                        =============                ==================
ING ALGER AGGRESSIVE GROWTH INITIAL CLASS
   Contracts in accumulation period:
   Qualified XI                                                 0.218   $     9.58   $                2
                                                        -------------                ------------------
                                                                0.218                $                2
                                                        =============                ==================
ING ALGER AGGRESSIVE GROWTH SERVICE CLASS
   Contracts in accumulation period:
   Qualified VI                                            63,009.309   $     5.02   $          316,307
   Qualified VIII                                             440.616         5.02                2,212
   Qualified X (1.15)                                       2,837.125         7.32               20,768
   Qualified X (1.25)                                      28,365.444         7.17              203,380
   Qualified XII (0.60)                                        13.537         5.06                   68
   Qualified XII (0.75)                                    58,241.908         5.05              294,122
   Qualified XII (0.80)                                     8,526.012         5.04               42,971
   Qualified XII (0.85)                                        74.135         5.04                  374
   Qualified XII (0.90)                                        14.767         5.04                   74
   Qualified XII (0.95)                                     1,545.125         5.03                7,772
   Qualified XII (1.00)                                     1,005.642         5.03                5,058
   Qualified XII (1.05)                                         2.888         5.03                   15
   Qualified XII (1.10)                                         1.357         5.03                    7
   Qualified XII (1.15)                                       115.718         5.02                  581
   Qualified XII (1.20)                                       691.796         5.02                3,473
   Qualified XII (1.25)                                        10.069         5.02                   51
   Qualified XII (1.40)                                        75.507         5.01                  378
   Qualified XVI                                              139.982         5.00                  700
   Qualified XXIV                                             363.449         5.04                1,832
   Qualified XXV                                              255.827         5.05                1,292
   Qualified XXVI                                              14.048         5.04                   71
                                                        -------------                ------------------
                                                          165,744.261                $          901,506
                                                        =============                ==================
ING ALGER GROWTH
   Contracts in accumulation period:
   Qualified VI                                            19,746.926   $     6.50   $          128,355
   Qualified X (1.25)                                       5,333.025         6.85               36,531
   Qualified XII (0.75)                                    10,843.404         6.53               70,807
   Qualified XII (0.80)                                       158.541         6.53                1,035
   Qualified XII (0.85)                                       101.970         6.53                  666
   Qualified XII (0.95)                                       153.513         6.52                1,001
   Qualified XII (1.00)                                       627.969         6.51                4,088

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING ALGER GROWTH (CONTINUED)
   Qualified XII (1.05)                                       401.046   $     6.51   $            2,611
   Qualified XII (1.10)                                        23.198         6.51                  151
   Qualified XII (1.25)                                       742.257         6.50                4,825
   Qualified XII (1.40)                                        43.164         6.48                  280
   Qualified XVI                                              163.403         6.48                1,059
   Qualified XXI                                              247.248         6.53                1,615
   Qualified XXIV                                             265.896         6.52                1,734
   Qualified XXV                                               28.466         6.53                  186
                                                          -----------                ------------------
                                                           38,880.026                $          254,944
                                                          ===========                ==================
ING AMERICAN CENTURY SMALL CAP VALUE
   Contracts in accumulation period:
   Qualified VI                                           163,145.433   $     8.08   $        1,318,215
   Qualified X (1.15)                                       2,645.169         8.09               21,399
   Qualified X (1.25)                                      19,926.695         8.08              161,008
   Qualified XII (0.55)                                       280.144         8.12                2,275
   Qualified XII (0.60)                                       384.526         8.12                3,122
   Qualified XII (0.70)                                        42.544         8.11                  345
   Qualified XII (0.80)                                    12,107.146         8.11               98,189
   Qualified XII (0.85)                                     2,906.852         8.10               23,546
   Qualified XII (0.95)                                     1,360.490         8.10               11,020
   Qualified XII (1.00)                                    16,449.537         8.10              133,241
   Qualified XII (1.05)                                       557.766         8.09                4,512
   Qualified XII (1.10)                                       663.050         8.09                5,364
   Qualified XII (1.15)                                       162.796         8.09                1,317
   Qualified XII (1.20)                                       538.779         8.08                4,353
   Qualified XII (1.25)                                       126.450         8.08                1,022
   Qualified XII (1.40)                                     2,784.178         8.07               22,468
   Qualified XV                                               359.362         8.10                2,911
   Qualified XVI                                            1,575.060         8.07               12,711
   Qualified XXI                                               18.856         8.11                  153
   Qualified XXIV                                             581.787         8.10                4,712
   Qualified XXV                                              258.923         8.11                2,100
                                                          -----------                ------------------
                                                          226,875.543                $        1,833,983
                                                          ===========                ==================
ING BARON SMALL CAP GROWTH
   Contracts in accumulation period:
   Qualified VI                                           223,644.884   $     8.69   $        1,943,474
   Qualified X (1.15)                                       2,736.629         8.69               23,781
   Qualified X (1.25)                                      10,875.895         8.69               94,512
   Qualified XII (0.55)                                       236.635         8.73                2,066
   Qualified XII (0.70)                                     1,512.485         8.72               13,189
   Qualified XII (0.75)                                       921.291         8.72                8,034
   Qualified XII (0.80)                                    87,835.912         8.71              765,051
   Qualified XII (0.85)                                     4,914.819         8.71               42,808
   Qualified XII (0.90)                                        10.927         8.71                   95
   Qualified XII (0.95)                                     4,065.581         8.70               35,371
   Qualified XII (1.00)                                    24,109.673         8.70              209,754
   Qualified XII (1.05)                                       101.066         8.70                  879
   Qualified XII (1.10)                                       121.984         8.69                1,060

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING BARON SMALL CAP GROWTH (CONTINUED)
   Qualified XII (1.15)                                        35.313   $     8.69   $              307
   Qualified XII (1.20)                                       226.748         8.69                1,970
   Qualified XII (1.25)                                       179.742         8.69                1,562
   Qualified XII (1.35)                                         1.280         8.68                   11
   Qualified XII (1.40)                                     1,266.520         8.68               10,993
   Qualified XVI                                            4,599.073         8.67               39,874
   Qualified XXIV                                           2,214.091         8.71               19,285
   Qualified XXV                                               78.610         8.72                  685
   Qualified XXVI                                           2,753.300         8.71               23,981
                                                          -----------                ------------------
                                                          372,442.458                $        3,238,742
                                                          ===========                ==================
ING DSI ENHANCED INDEX
   Contracts in accumulation period:
   Qualified VI                                            10,497.451   $     6.20   $           65,084
   Qualified X (1.15)                                       2,587.497         8.04               20,803
   Qualified X (1.25)                                       1,138.464         7.64                8,698
   Qualified XII (0.60)                                     1,052.326         6.25                6,577
   Qualified XII (0.75)                                        19.003         6.24                  119
   Qualified XII (0.80)                                     2,497.597         6.23               15,560
   Qualified XII (0.85)                                        54.364         6.23                  339
   Qualified XII (0.95)                                        91.085         6.22                  567
   Qualified XII (1.00)                                       470.345         6.22                2,926
   Qualified XII (1.10)                                       100.027         6.21                  621
   Qualified XII (1.15)                                       439.142         6.21                2,727
   Qualified XII (1.20)                                        64.385         6.21                  400
   Qualified XII (1.25)                                        63.063         6.20                  391
   Qualified XII (1.35)                                        15.352         6.20                   95
   Qualified XII (1.40)                                        99.916         6.19                  618
   Qualified XVI                                               10.027         6.18                   62
                                                          -----------                ------------------
                                                           19,200.044                $          125,587
                                                          ===========                ==================
ING GOLDMAN SACHS(R) CAPITAL GROWTH
   Contracts in accumulation period:
   Qualified VI                                            13,555.260   $     8.26   $          111,966
   Qualified X (1.15)                                       3,958.638         8.05               31,867
   Qualified X (1.25)                                       8,567.160         7.59               65,025
   Qualified XII (0.60)                                       779.269         8.32                6,484
   Qualified XII (0.70)                                     5,413.525         8.31               44,986
   Qualified XII (0.80)                                     5,308.830         8.30               44,063
   Qualified XII (0.85)                                       121.662         8.30                1,010
   Qualified XII (0.95)                                       375.818         8.29                3,116
   Qualified XII (1.00)                                     4,044.466         8.28               33,488
   Qualified XII (1.10)                                        15.681         8.28                  130
   Qualified XII (1.15)                                        43.404         8.27                  359
   Qualified XII (1.20)                                       196.905         8.27                1,628
   Qualified XII (1.25)                                         1.010         8.26                    8
   Qualified XII (1.40)                                        67.212         8.25                  554
   Qualified XVI                                                8.733         8.24                   72
   Qualified XXIV                                             283.097         8.30                2,350
                                                          -----------                ------------------
                                                           42,740.670                $          347,106
                                                          ===========                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL
   Currently payable annuity contracts:                                              $            3,540
   Contracts in accumulation period:
   Qualified III                                           27,814.880   $    15.11              420,283
   Qualified V                                              4,571.159        14.20               64,910
   Qualified VI                                         2,328,539.450        14.49           33,740,537
   Qualified VIII                                          21,899.701        12.20              267,176
   Qualified X (1.15)                                      48,135.581        14.62              703,742
   Qualified X (1.25)                                     300,036.551        14.49            4,347,530
   Qualified XI                                           197,790.588        14.95            2,956,969
   Qualified XII (0.05)                                    36,586.526        14.89              544,773
   Qualified XII (0.25)                                   238,934.921         7.41            1,770,508
   Qualified XII (0.35)                                   160,036.335         7.37            1,179,468
   Qualified XII (0.45)                                    57,454.038         7.34              421,713
   Qualified XII (0.55)                                    49,861.213         7.30              363,987
   Qualified XII (0.60)                                   166,958.199         7.29            1,217,125
   Qualified XII (0.65)                                    26,794.139         7.27              194,793
   Qualified XII (0.70)                                    81,813.517         7.25              593,148
   Qualified XII (0.75)                                   191,465.378         7.24            1,386,209
   Qualified XII (0.80)                                   658,808.819         8.15            5,369,292
   Qualified XII (0.85)                                   405,645.682        10.04            4,072,683
   Qualified XII (0.90)                                     7,662.551         8.11               62,143
   Qualified XII (0.95)                                   248,518.251         9.98            2,480,212
   Qualified XII (1.00)                                   977,300.534         9.94            9,714,367
   Qualified XII (1.05)                                    67,366.342         9.91              667,600
   Qualified XII (1.10)                                    29,311.352         9.88              289,596
   Qualified XII (1.15)                                    19,609.430         9.84              192,957
   Qualified XII (1.20)                                    19,441.070         9.81              190,717
   Qualified XII (1.25)                                     7,122.165         9.78               69,655
   Qualified XII (1.30)                                       504.675         9.75                4,921
   Qualified XII (1.35)                                       341.039         9.71                3,311
   Qualified XII (1.40)                                     5,015.004         9.68               48,545
   Qualified XII (1.50)                                     2,929.477         9.62               28,182
   Qualified XV                                            30,117.852        14.75              444,238
   Qualified XVI                                           44,371.171        14.28              633,620
   Qualified XVII                                             820.251        14.49               11,885
   Qualified XVIII                                          5,858.777        14.49               84,894
   Qualified XXI                                           25,162.815        14.83              373,165
   Qualified XXII                                          47,652.333        14.89              709,543
   Qualified XXIV                                          36,268.861         9.98              361,963
   Qualified XXV                                           12,530.785        14.65              183,576
   Qualified XXVI                                           1,909.541        14.60               27,879
   Qualified XXVII                                      1,878,239.754        15.19           28,530,462
   Qualified XXVIII                                       205,242.056        15.14            3,107,365
                                                        -------------                ------------------
                                                        8,676,442.763                $      107,839,182
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING JPMORGAN MID CAP VALUE
   Contracts in accumulation period:
   Qualified VI                                            63,570.112   $     9.17   $          582,938
   Qualified X (1.15)                                       2,696.330         9.17               24,725
   Qualified X (1.25)                                      12,060.869         9.17              110,598
   Qualified XII (0.60)                                        18.133         9.21                  167
   Qualified XII (0.70)                                     1,321.443         9.20               12,157
   Qualified XII (0.75)                                       575.507         9.20                5,295
   Qualified XII (0.80)                                       378.464         9.20                3,482
   Qualified XII (0.85)                                     1,644.228         9.19               15,110
   Qualified XII (0.90)                                         6.151         9.19                   57
   Qualified XII (0.95)                                     3,891.292         9.19               35,761
   Qualified XII (1.00)                                    19,851.360         9.18              182,235
   Qualified XII (1.05)                                       530.910         9.18                4,874
   Qualified XII (1.10)                                       220.364         9.18                2,023
   Qualified XII (1.15)                                        93.841         9.17                  861
   Qualified XII (1.20)                                       534.381         9.17                4,900
   Qualified XII (1.25)                                        15.567         9.17                  143
   Qualified XII (1.40)                                        56.278         9.16                  516
   Qualified XII (1.50)                                        10.104         9.15                   92
   Qualified XV                                               104.279         9.19                  958
   Qualified XVI                                               91.101         9.15                  834
   Qualified XVIII                                          1,170.019         9.18               10,741
   Qualified XXI                                               98.709         9.20                  908
   Qualified XXIV                                             246.172         9.19                2,262
   Qualified XXV                                            3,653.900         9.20               33,616
   Qualified XXVI                                             325.387         9.19                2,990
                                                        -------------                ------------------
                                                          113,164.901                $        1,038,243
                                                        =============                ==================
ING MFS CAPITAL OPPORTUNITIES
   Currently payable annuity contracts:                                              $          229,788
   Contracts in accumulation period:
   Qualified III                                           49,978.315   $    20.57            1,028,054
   Qualified V                                              8,641.860        16.76              144,838
   Qualified VI                                         2,219,659.014        16.93           37,578,827
   Qualified VIII                                          10,372.352        14.55              150,918
   Qualified X (1.15)                                      40,474.101         7.39              299,104
   Qualified X (1.25)                                     289,373.285         7.36            2,129,787
   Qualified XI                                           254,492.046        17.47            4,445,976
   Qualified XII (0.05)                                    19,254.213        17.40              335,023
   Qualified XII (0.25)                                   105,534.113         7.80              823,166
   Qualified XII (0.35)                                    88,409.423         7.76              686,057
   Qualified XII (0.45)                                   156,205.663         7.73            1,207,470
   Qualified XII (0.55)                                    72,511.644         7.69              557,615
   Qualified XII (0.60)                                   111,920.419         7.67              858,430
   Qualified XII (0.65)                                    22,922.779         7.66              175,588
   Qualified XII (0.70)                                   159,491.623         7.64            1,218,516

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES (CONTINUED)
   Qualified XII (0.75)                                   127,394.693   $     7.62   $          970,748
   Qualified XII (0.80)                                   602,099.576         8.61            5,184,077
   Qualified XII (0.85)                                   432,856.909        11.19            4,843,669
   Qualified XII (0.90)                                    13,888.557         8.29              115,136
   Qualified XII (0.95)                                   251,886.874        11.12            2,800,982
   Qualified XII (1.00)                                 1,214,496.410        11.08           13,456,620
   Qualified XII (1.05)                                    60,378.343        11.04              666,577
   Qualified XII (1.10)                                    38,125.390        11.01              419,761
   Qualified XII (1.15)                                    30,277.215        10.97              332,141
   Qualified XII (1.20)                                    31,332.255        10.93              342,462
   Qualified XII (1.25)                                    16,370.993        10.90              178,444
   Qualified XII (1.30)                                     2,413.080        10.86               26,206
   Qualified XII (1.35)                                       888.556        10.82                9,614
   Qualified XII (1.40)                                    13,651.311        10.79              147,298
   Qualified XII (1.50)                                     4,711.697        10.72               50,509
   Qualified XV                                            23,555.258        17.24              406,093
   Qualified XVI                                           38,659.697        16.69              645,230
   Qualified XVII                                           2,694.051        16.93               45,610
   Qualified XVIII                                          7,901.734         7.36               58,157
   Qualified XXI                                           20,406.827        17.33              353,650
   Qualified XXII                                          37,092.810        17.40              645,415
   Qualified XXIV                                          46,445.738        11.12              516,477
   Qualified XXV                                           27,813.645        17.12              476,170
   Qualified XXVI                                           4,093.633        17.06               69,837
   Qualified XXVII                                      1,909,557.861        20.69           39,508,752
   Qualified XXVIII                                       243,031.752        20.62            5,011,315
                                                        -------------                ------------------
                                                        8,811,265.715                $      129,150,107
                                                        =============                ==================
ING MFS GLOBAL GROWTH
   Contracts in accumulation period:
   Qualified VI                                             7,342.345   $     8.32   $           61,088
   Qualified X (1.15)                                       2,557.781         8.32               21,281
   Qualified X (1.25)                                       1,224.126         8.32               10,185
   Qualified XII (0.70)                                       523.766         8.35                4,373
   Qualified XII (0.75)                                         3.598         8.35                   30
   Qualified XII (0.80)                                       196.939         8.34                1,642
   Qualified XII (0.85)                                       541.863         8.34                4,519
   Qualified XII (0.90)                                        28.885         8.34                  241
   Qualified XII (0.95)                                     3,841.144         8.34               32,035
   Qualified XII (1.00)                                     1,954.847         8.33               16,284
   Qualified XII (1.05)                                         4.750         8.33                   40
   Qualified XII (1.15)                                         4.367         8.32                   36
   Qualified XII (1.25)                                         7.154         8.32                   60
   Qualified XII (1.40)                                         0.569         8.31                    5
   Qualified XVI                                            5,428.486         8.30               45,056
   Qualified XXV                                              626.453         8.35                5,231
                                                        -------------                ------------------
                                                           24,287.073                $          202,106
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING MFS RESEARCH
   Contracts in accumulation period:
   Qualified I                                                602.650   $     7.38   $            4,448
   Qualified III                                           64,674.555         9.73              629,283
   Qualified V                                             20,376.238        11.04              224,954
   Qualified VI                                         4,963,176.203        11.22           55,686,837
   Qualified VII                                           96,833.048         9.49              918,946
   Qualified VIII                                          14,903.135         9.46              140,984
   Qualified IX                                             2,750.622         9.42               25,911
   Qualified X (1.15)                                      32,278.595        11.32              365,394
   Qualified X (1.25)                                     643,894.725        11.22            7,224,499
   Qualified XI                                           304,169.324        11.58            3,522,281
   Qualified XII (0.05)                                    27,983.141        11.53              322,646
   Qualified XII (0.25)                                   295,121.392         7.38            2,177,996
   Qualified XII (0.35)                                   114,691.150         7.35              842,980
   Qualified XII (0.45)                                   106,181.041         7.31              776,183
   Qualified XII (0.55)                                    47,303.816         7.28              344,372
   Qualified XII (0.60)                                   184,641.448         7.26            1,340,497
   Qualified XII (0.65)                                    95,320.323         7.25              691,072
   Qualified XII (0.70)                                   111,296.923         7.23              804,677
   Qualified XII (0.75)                                   139,705.751         7.21            1,007,278
   Qualified XII (0.80)                                   544,610.349         7.97            4,340,544
   Qualified XII (0.85)                                   618,398.897         7.25            4,483,392
   Qualified XII (0.90)                                    14,359.710         7.72              110,857
   Qualified XII (0.95)                                   339,751.190         7.21            2,449,606
   Qualified XII (1.00)                                 1,046,670.855         7.18            7,515,097
   Qualified XII (1.05)                                    52,564.780         7.16              376,364
   Qualified XII (1.10)                                    44,241.554         7.13              315,442
   Qualified XII (1.15)                                    56,187.767         7.11              399,495
   Qualified XII (1.20)                                    48,567.061         7.09              344,340
   Qualified XII (1.25)                                    10,578.181         7.06               74,682
   Qualified XII (1.30)                                     1,313.956         7.04                9,250
   Qualified XII (1.35)                                       340.758         7.02                2,392
   Qualified XII (1.40)                                     7,524.256         6.99               52,595
   Qualified XII (1.50)                                     1,840.190         6.95               12,789
   Qualified XV                                            41,305.462        11.43              472,121
   Qualified XVI                                          108,074.052        11.06            1,195,299
   Qualified XVII                                          90,558.728        11.22            1,016,069
   Qualified XVIII                                         29,318.689        11.22              328,956
   Qualified XIX                                              806.036         7.38                5,949
   Qualified XX                                             4,692.916         9.73               45,662
   Qualified XXI                                           36,409.478        11.49              418,345
   Qualified XXII                                         103,070.979        11.54            1,189,439

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING MFS RESEARCH (CONTINUED)
   Contracts in accumulation period:
   Qualified XXIV                                         145,709.477   $     7.21   $        1,050,565
   Qualified XXV                                           32,917.358        11.35              373,612
   Qualified XXVI                                          16,871.273        11.31              190,814
   Qualified XXVII                                        866,515.262        10.70            9,271,713
   Qualified XXVIII                                        75,266.526        10.67              803,094
   Qualified XXIX                                           3,319.631         9.73               32,300
   Qualified XXX                                           57,861.120         9.68              560,096
                                                       --------------                ------------------
                                                       11,665,550.571                $      114,492,117
                                                       ==============                ==================
ING OPCAP BALANCED VALUE
   Contracts in accumulation period:
   Qualified VI                                            18,220.920   $     9.63   $          175,467
   Qualified X (1.15)                                         672.979         8.35                5,619
   Qualified X (1.25)                                      33,323.131         8.00              266,585
   Qualified XII (0.70)                                        11.727         9.69                  114
   Qualified XII (0.80)                                         3.465         9.68                   34
   Qualified XII (0.85)                                        64.460         9.67                  623
   Qualified XII (0.90)                                        29.146         9.67                  282
   Qualified XII (0.95)                                       235.256         9.66                2,273
   Qualified XII (1.00)                                     6,240.085         9.66               60,279
   Qualified XII (1.10)                                         2.664         9.64                   26
   Qualified XII (1.20)                                        50.312         9.63                  485
   Qualified XII (1.25)                                       160.378         9.63                1,544
   Qualified XII (1.40)                                       106.237         9.61                1,021
   Qualified XII (1.50)                                        39.893         9.60                  383
   Qualified XV                                                26.214         9.66                  253
   Qualified XXI                                                1.816         9.68                   18
   Qualified XXV                                               29.604         9.68                  287
                                                       --------------                ------------------
                                                           59,218.287                $          515,293
                                                       ==============                ==================
ING PIMCO TOTAL RETURN
   Contracts in accumulation period:
   Qualified VI                                           912,687.594   $    10.72   $        9,784,011
   Qualified VIII                                             344.415        10.71                3,689
   Qualified X (1.25)                                     116,419.688        10.72            1,248,019
   Qualified XII (0.55)                                     9,002.016        10.77               96,952
   Qualified XII (0.60)                                    15,366.765        10.76              165,346
   Qualified XII (0.70)                                     3,621.610        10.76               38,969
   Qualified XII (0.75)                                    47,380.334        10.75              509,339
   Qualified XII (0.80)                                    73,057.683        10.75              785,370
   Qualified XII (0.85)                                    16,333.733        10.74              175,424
   Qualified XII (0.90)                                       423.141        10.74                4,545
   Qualified XII (0.95)                                    64,232.064        10.74              689,852
   Qualified XII (1.00)                                   190,941.883        10.73            2,048,806
   Qualified XII (1.05)                                    10,891.991        10.73              116,871
   Qualified XII (1.10)                                     4,886.869        10.73               52,436
   Qualified XII (1.15)                                     1,260.972        10.72               13,518
   Qualified XII (1.20)                                     3,469.936        10.72               37,198
   Qualified XII (1.25)                                     4,225.825        10.72               45,301
   Qualified XII (1.30)                                       639.346        10.71                6,847
   Qualified XII (1.40)                                     2,705.976        10.70               28,954
   Qualified XII (1.50)                                       854.512        10.70                9,143
   Qualified XV                                             1,480.643        10.74               15,902

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING PIMCO TOTAL RETURN (CONTINUED)
   Qualified XVI                                           11,497.877   $    10.70   $          123,027
   Qualified XVII                                           1,114.207        10.72               11,944
   Qualified XVIII                                            698.161        10.73                7,491
   Qualified XXI                                               80.474        10.75                  865
   Qualified XXIV                                           2,298.596        10.74               24,687
   Qualified XXV                                            6,637.344        10.75               71,351
   Qualified XXVI                                          15,164.948        10.74              162,872
                                                        -------------                ------------------
                                                        1,517,718.603                $       16,278,729
                                                        =============                ==================
ING SALOMON BROTHERS AGGRESSIVE GROWTH
   Currently payable annuity contracts:                                              $           63,009
   Contracts in accumulation period:
   Qualified III                                           97,563.011   $     9.53              929,775
   Qualified V                                             10,115.059         9.36               94,677
   Qualified VI                                         7,376,606.754         9.45           69,708,934
   Qualified VIII                                          13,880.029         9.90              137,412
   Qualified X (1.15)                                      72,099.856         9.54              687,833
   Qualified X (1.25)                                     937,116.286         9.45            8,855,749
   Qualified XI                                           652,615.101         9.75            6,362,997
   Qualified XII (0.05)                                   116,293.907         9.72            1,130,377
   Qualified XII (0.25)                                   501,187.640         5.67            2,841,734
   Qualified XII (0.35)                                   264,144.797         5.64            1,489,777
   Qualified XII (0.45)                                   371,887.772         5.62            2,090,009
   Qualified XII (0.55)                                    82,818.949         5.59              462,958
   Qualified XII (0.60)                                   408,520.144         5.58            2,279,542
   Qualified XII (0.65)                                   116,847.144         5.57              650,839
   Qualified XII (0.70)                                   210,945.929         5.55            1,170,750
   Qualified XII (0.75)                                   475,521.924         5.54            2,634,391
   Qualified XII (0.80)                                 2,163,820.038         5.96           12,896,367
   Qualified XII (0.85)                                   852,174.500         6.43            5,479,482
   Qualified XII (0.90)                                    36,616.445         5.75              210,545
   Qualified XII (0.95)                                   600,761.833         6.39            3,838,868
   Qualified XII (1.00)                                 2,780,749.194         6.37           17,713,372
   Qualified XII (1.05)                                   219,160.524         6.35            1,391,669
   Qualified XII (1.10)                                    72,341.902         6.33              457,924
   Qualified XII (1.15)                                    82,668.170         6.31              521,636
   Qualified XII (1.20)                                   111,123.146         6.28              697,853
   Qualified XII (1.25)                                    48,155.068         6.26              301,451
   Qualified XII (1.30)                                     1,041.647         6.24                6,500
   Qualified XII (1.40)                                    23,925.987         6.20              148,341
   Qualified XII (1.50)                                     8,557.585         6.16               52,715
   Qualified XV                                            60,763.797         9.63              585,155
   Qualified XVI                                          132,853.262         9.32            1,238,192
   Qualified XVII                                          10,028.757         9.45               94,772
   Qualified XVIII                                         18,747.004         9.45              177,159
   Qualified XXI                                          109,090.489         9.68            1,055,996
   Qualified XXII                                         232,495.618         9.72            2,259,857
   Qualified XXIV                                         218,550.593         6.39            1,396,538

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH (CONTINUED)
   Qualified XXV                                           87,612.087   $     9.56   $          837,572
   Qualified XXVI                                          17,102.481         9.53              162,987
   Qualified XXVII                                      2,103,642.949         9.58           20,152,899
   Qualified XXVIII                                       278,355.515         9.55            2,658,295
                                                       --------------                ------------------
                                                       21,978,502.893                $      175,926,908
                                                       ==============                ==================
ING SALOMON BROTHERS CAPITAL
   Contracts in accumulation period:
   Qualified VI                                            12,553.939   $    11.90   $          149,392
   Qualified X (1.25)                                       6,358.272         7.48               47,560
   Qualified XII (0.60)                                        77.102        11.99                  924
   Qualified XII (0.75)                                       293.827        11.97                3,517
   Qualified XII (0.85)                                        50.779        11.95                  607
   Qualified XII (0.95)                                       450.537        11.94                5,379
   Qualified XII (1.00)                                     2,734.090        11.93               32,618
   Qualified XII (1.05)                                        58.028        11.92                  692
   Qualified XII (1.10)                                        45.838        11.92                  546
   Qualified XII (1.15)                                       182.983        11.91                2,179
   Qualified XII (1.25)                                         4.505        11.90                   54
   Qualified XII (1.50)                                         5.172        11.86                   61
   Qualified XXIV                                              41.102        11.95                  491
                                                       --------------                ------------------
                                                           22,856.174                $          244,020
                                                       ==============                ==================
ING SALOMON BROTHERS INVESTORS VALUE
   Contracts in accumulation period:
   Qualified VI                                            22,805.405   $     9.81   $          223,721
   Qualified X (1.25)                                      11,752.975         7.62               89,558
   Qualified XII (0.60)                                       735.282         9.89                7,272
   Qualified XII (0.70)                                     4,631.544         9.87               45,713
   Qualified XII (0.80)                                     1,288.913         9.86               12,709
   Qualified XII (0.85)                                       166.605         9.86                1,643
   Qualified XII (1.00)                                    21,862.736         9.84              215,129
   Qualified XII (1.05)                                       142.629         9.83                1,402
   Qualified XII (1.10)                                         0.716         9.83                    7
   Qualified XII (1.20)                                        79.674         9.82                  782
   Qualified XII (1.25)                                       730.474         9.81                7,166
   Qualified XII (1.40)                                        80.265         9.80                  787
   Qualified XXIV                                           2,997.784         9.86               29,558
                                                       --------------                ------------------
                                                           67,275.002                $          635,447
                                                       ==============                ==================
ING T. ROWE PRICE GROWTH EQUITY
   Currently payable annuity contracts:                                              $          192,384
   Contracts in accumulation period:
   Qualified III                                              528.268   $    16.76                8,854
   Qualified V                                              9,088.973        14.67              133,335
   Qualified VI                                         4,896,848.631        14.54           71,200,179
   Qualified VIII                                           6,077.258        14.83               90,126
   Qualified X (1.15)                                      33,397.736        16.41              548,057
   Qualified X (1.25)                                     492,197.917        16.28            8,012,982
   Qualified XI                                           387,983.484        15.00            5,819,752

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE GROWTH EQUITY (CONTINUED)
   Qualified XII (0.05)                                    22,807.806   $    14.94   $          340,749
   Qualified XII (0.25)                                   267,783.877         9.23            2,471,645
   Qualified XII (0.35)                                    31,321.901         9.19              287,848
   Qualified XII (0.45)                                   213,154.907         9.15            1,950,367
   Qualified XII (0.55)                                    54,557.490         9.10              496,473
   Qualified XII (0.60)                                   195,227.606         9.08            1,772,667
   Qualified XII (0.65)                                    20,648.084         9.06              187,072
   Qualified XII (0.70)                                   151,072.936         9.04            1,365,699
   Qualified XII (0.75)                                   289,026.729         9.02            2,607,021
   Qualified XII (0.80)                                   971,668.601         9.91            9,629,236
   Qualified XII (0.85)                                   265,633.714        13.75            3,652,464
   Qualified XII (0.90)                                    24,357.105         9.58              233,341
   Qualified XII (0.95)                                   329,144.276        13.66            4,496,111
   Qualified XII (1.00)                                   976,385.071        13.62           13,298,365
   Qualified XII (1.05)                                   108,908.429        13.57            1,477,887
   Qualified XII (1.10)                                    48,566.143        13.53              657,100
   Qualified XII (1.15)                                    23,649.468        13.48              318,795
   Qualified XII (1.20)                                    35,368.249        13.44              475,349
   Qualified XII (1.25)                                    15,100.156        13.39              202,191
   Qualified XII (1.30)                                       223.049        13.35                2,978
   Qualified XII (1.35)                                       374.105        13.30                4,976
   Qualified XII (1.40)                                    19,639.232        13.26              260,416
   Qualified XII (1.50)                                       840.617        13.17               11,071
   Qualified XV                                            15,776.034        14.80              233,485
   Qualified XVI                                           98,319.551        14.33            1,408,919
   Qualified XVII                                          18,710.334        14.54              272,048
   Qualified XVIII                                         17,675.907        16.28              287,764
   Qualified XXI                                           41,813.657        14.88              622,187
   Qualified XXII                                          52,271.968        14.94              780,943
   Qualified XXIV                                          90,220.526        13.66            1,232,412
   Qualified XXV                                           51,249.974        14.70              753,375
   Qualified XXVI                                          23,978.912        14.65              351,291
   Qualified XXVII                                      1,456,936.490        16.86           24,563,949
   Qualified XXVIII                                       426,943.934        16.81            7,176,928
                                                       --------------                ------------------
                                                       12,185,479.105                $      169,888,791
                                                       ==============                ==================
ING UBS TACTICAL ASSET ALLOCATION
   Contracts in accumulation period:
   Qualified VI                                             8,398.667   $    23.58   $          198,041
   Qualified X (1.25)                                      33,008.972         7.61              251,198
   Qualified XII (0.60)                                       290.435        23.76                6,901
   Qualified XII (0.75)                                        15.562        23.72                  369
   Qualified XII (0.85)                                       108.351        23.69                2,567
   Qualified XII (0.95)                                        72.626        23.66                1,718
   Qualified XII (1.00)                                       106.234        23.65                2,512
   Qualified XII (1.05)                                        83.417        23.64                1,972
   Qualified XII (1.10)                                       237.079        23.62                5,600
   Qualified XII (1.15)                                         1.323        23.61                   31
   Qualified XII (1.20)                                        99.545        23.60                2,349
   Qualified XII (1.40)                                         8.158        23.54                  192
   Qualified XVI                                               32.531        23.52                  765
   Qualified XXIV                                              11.626        23.69                  275
                                                       --------------                ------------------
                                                           42,474.526                $          474,490
                                                       ==============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VAN KAMPEN COMSTOCK
   Contracts in accumulation period:
   Qualified VI                                           443,295.424   $     8.31   $        3,683,785
   Qualified X (1.25)                                      15,404.565         8.31              128,012
   Qualified XII (0.55)                                       142.384         8.35                1,189
   Qualified XII (0.60)                                     1,949.016         8.34               16,255
   Qualified XII (0.70)                                       714.821         8.34                5,962
   Qualified XII (0.75)                                     6,478.469         8.34               54,030
   Qualified XII (0.80)                                   143,963.371         8.33            1,199,215
   Qualified XII (0.85)                                     6,374.005         8.33               53,095
   Qualified XII (0.90)                                        15.746         8.33                  131
   Qualified XII (0.95)                                     6,263.652         8.32               52,114
   Qualified XII (1.00)                                   301,751.666         8.32            2,510,574
   Qualified XII (1.05)                                        29.321         8.32                  244
   Qualified XII (1.10)                                       131.956         8.32                1,098
   Qualified XII (1.15)                                       307.442         8.31                2,555
   Qualified XII (1.20)                                       980.139         8.31                8,145
   Qualified XII (1.25)                                       757.853         8.31                6,298
   Qualified XII (1.40)                                       382.023         8.30                3,171
   Qualified XVI                                            5,241.367         8.29               43,451
   Qualified XVII                                           2,891.416         8.31               24,028
   Qualified XVIII                                          1,303.869         8.32               10,848
   Qualified XXI                                               16.937         8.33                  141
   Qualified XXIV                                          41,039.402         8.33              341,858
   Qualified XXV                                            3,418.594         8.34               28,511
                                                       --------------                ------------------
                                                          982,853.438                $        8,174,710
                                                       ==============                ==================
ING VP GROWTH AND INCOME
   Currently payable annuity contracts:                                              $      151,001,868
   Contracts in accumulation period:
   Qualified I                                             68,578.595   $   197.07           13,514,784
   Qualified III                                           10,050.333       149.58            1,503,329
   Qualified V                                             18,523.251        15.14              280,442
   Qualified VI                                        62,633,800.729        15.27          956,418,137
   Qualified VII                                        5,423,965.346        14.43           78,267,820
   Qualified VIII                                          49,840.669        14.18              706,741
   Qualified IX                                             9,704.072        14.48              140,515
   Qualified X (1.15)                                     538,741.654        15.41            8,302,009
   Qualified X (1.25)                                  10,681,544.073        15.27          163,107,178
   Qualified XI                                         3,343,729.142        15.76           52,697,171
   Qualified XII (0.05)                                   356,045.394        15.70            5,589,913
   Qualified XII (0.25)                                 3,983,567.570         6.44           25,654,175
   Qualified XII (0.35)                                   665,154.019         6.41            4,263,637
   Qualified XII (0.45)                                   768,288.025         6.38            4,901,678
   Qualified XII (0.55)                                   739,042.939         6.35            4,692,923
   Qualified XII (0.60)                                 2,807,207.682         6.34           17,797,697
   Qualified XII (0.65)                                   388,658.656         6.32            2,456,323
   Qualified XII (0.70)                                 1,243,824.879         6.31            7,848,535
   Qualified XII (0.75)                                 2,473,992.318         6.29           15,561,412

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP GROWTH AND INCOME (CONTINUED)
   Qualified XII (0.80)                                 9,326,779.693   $     6.88   $       64,168,244
   Qualified XII (0.85)                                 4,722,481.755        10.38           49,019,361
   Qualified XII (0.90)                                   171,717.867         6.67            1,145,358
   Qualified XII (0.95)                                 2,717,004.091        10.31           28,012,312
   Qualified XII (1.00)                                12,235,332.313        10.27          125,656,863
   Qualified XII (1.05)                                   481,869.453        10.24            4,934,343
   Qualified XII (1.10)                                   283,692.888        10.21            2,896,504
   Qualified XII (1.15)                                   257,254.482        10.17            2,616,278
   Qualified XII (1.20)                                   233,062.719        10.14            2,363,256
   Qualified XII (1.25)                                    80,182.761        10.10              809,846
   Qualified XII (1.30)                                     1,235.860        10.07               12,445
   Qualified XII (1.35)                                       416.865        10.04                4,185
   Qualified XII (1.40)                                    50,158.364        10.00              501,584
   Qualified XII (1.50)                                    12,589.683         9.94              125,141
   Qualified XV                                           635,530.589        15.55            9,882,501
   Qualified XVI                                          920,124.479        15.06           13,857,075
   Qualified XVII                                       3,285,322.967        15.49           50,889,653
   Qualified XVIII                                      3,469,112.894        15.49           53,736,559
   Qualified XIX                                           18,698.459       199.83            3,736,513
   Qualified XX                                            76,799.099       151.68           11,648,887
   Qualified XXI                                          297,218.791        15.64            4,648,502
   Qualified XXII                                         991,169.051        15.70           15,561,354
   Qualified XXIV                                       1,120,643.804        10.31           11,553,838
   Qualified XXV                                          566,660.307        15.50            8,783,235
   Qualified XXVI                                          75,718.216        15.44            1,169,089
   Qualified XXVII                                        985,007.234       150.43          148,174,638
   Qualified XXVIII                                        19,280.439       149.96            2,891,295
   Qualified XXIX                                           1,965.523       149.58              294,003
   Qualified XXX                                           51,200.189       148.80            7,618,588
                                                      ---------------                ------------------
                                                      139,292,490.181                $    2,141,417,737
                                                      ===============                ==================
ING VP GROWTH
   Currently payable annuity contracts:                                              $          180,060
   Contracts in accumulation period:
   Qualified III                                              568.084   $     7.97                4,528
   Qualified V                                              5,237.897        10.40               54,474
   Qualified VI                                         3,134,523.321        10.49           32,881,150
   Qualified VIII                                           1,068.496        10.49               11,209
   Qualified X (1.15)                                      50,524.193        10.55              533,030
   Qualified X (1.25)                                     410,106.024        10.49            4,302,012
   Qualified XI                                           262,061.883        10.79            2,827,648
   Qualified XII (0.05)                                    24,755.300        10.77              266,615
   Qualified XII (0.25)                                   118,706.572         7.00              830,946
   Qualified XII (0.35)                                    62,051.137         6.97              432,496
   Qualified XII (0.45)                                   436,608.303         6.94            3,030,062
   Qualified XII (0.55)                                    16,786.238         6.91              115,993
   Qualified XII (0.60)                                    53,348.770         6.89              367,573
   Qualified XII (0.65)                                    20,270.852         6.87              139,261
   Qualified XII (0.70)                                   179,272.305         6.86            1,229,808
   Qualified XII (0.75)                                   287,115.562         6.84            1,963,870
   Qualified XII (0.80)                                   850,190.231         7.77            6,605,978
   Qualified XII (0.85)                                   131,665.381        10.74            1,414,086
   Qualified XII (0.90)                                    19,311.229         7.53              145,414

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP GROWTH (CONTINUED)
   Qualified XII (0.95)                                   138,900.712   $    10.68   $        1,483,460
   Qualified XII (1.00)                                   922,870.262        10.64            9,819,340
   Qualified XII (1.05)                                    83,021.074        10.61              880,854
   Qualified XII (1.10)                                    24,309.959        10.58              257,199
   Qualified XII (1.15)                                    22,628.949        10.55              238,735
   Qualified XII (1.20)                                    25,185.554        10.52              264,952
   Qualified XII (1.25)                                    20,228.354        10.49              212,195
   Qualified XII (1.30)                                     5,413.833        10.46               56,629
   Qualified XII (1.35)                                       857.001        10.43                8,939
   Qualified XII (1.40)                                    12,191.592        10.40              126,793
   Qualified XII (1.50)                                     5,243.235        10.34               54,215
   Qualified XV                                            24,733.514        10.68              264,154
   Qualified XVI                                           58,092.531        10.34              600,677
   Qualified XVII                                          37,974.558        10.49              398,353
   Qualified XVIII                                         43,666.083        10.70              467,227
   Qualified XXI                                           30,728.151        10.73              329,713
   Qualified XXII                                         147,116.971        10.76            1,582,979
   Qualified XXIV                                          68,947.509        10.68              736,359
   Qualified XXV                                           63,907.486        10.65              680,615
   Qualified XXVI                                          15,096.594        10.61              160,175
   Qualified XXVII                                        147,671.531         3.92              578,872
                                                       --------------                ------------------
                                                        7,962,957.231                $       76,538,648
                                                       ==============                ==================
ING VP INDEX PLUS LARGECAP
   Currently payable annuity contracts:                                              $        1,521,569
   Contracts in accumulation period:
   Qualified V                                              1,975.591   $    13.49               26,651
   Qualified VI                                        11,415,612.108        13.63          155,594,793
   Qualified VIII                                           3,116.448        13.62               42,446
   Qualified X (1.15)                                     160,223.221        13.72            2,198,263
   Qualified X (1.25)                                   1,103,633.624        13.63           15,042,526
   Qualified XI                                           997,225.696        14.03           13,991,077
   Qualified XII (0.05)                                   383,324.339        14.01            5,370,374
   Qualified XII (0.25)                                   426,905.043         8.55            3,650,038
   Qualified XII (0.35)                                    65,767.634         8.52              560,340
   Qualified XII (0.45)                                   868,405.537         8.48            7,364,079
   Qualified XII (0.55)                                   219,825.554         8.44            1,855,328
   Qualified XII (0.60)                                   221,564.690         8.42            1,865,575
   Qualified XII (0.65)                                   254,910.908         8.40            2,141,252
   Qualified XII (0.70)                                   216,542.977         8.38            1,814,630
   Qualified XII (0.75)                                   624,066.652         8.36            5,217,197
   Qualified XII (0.80)                                 3,034,497.160         9.30           28,220,824
   Qualified XII (0.85)                                   788,043.027        13.98           11,016,842
   Qualified XII (0.90)                                    46,180.859         8.99              415,166
   Qualified XII (0.95)                                   583,692.323        13.89            8,107,486
   Qualified XII (1.00)                                 3,570,363.147        13.85           49,449,530
   Qualified XII (1.05)                                   204,820.809        13.80            2,826,527
   Qualified XII (1.10)                                   135,043.343        13.76            1,858,196
   Qualified XII (1.15)                                    47,237.827        13.72              648,103
   Qualified XII (1.20)                                    55,586.035        13.67              759,861
   Qualified XII (1.25)                                    55,061.670        13.63              750,491
   Qualified XII (1.30)                                    16,376.849        13.59              222,561

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP (CONTINUED)
   Qualified XII (1.35)                                       879.679   $    13.54   $           11,911
   Qualified XII (1.40)                                    57,596.501        13.50              777,553
   Qualified XII (1.50)                                     8,926.199        13.42              119,790
   Qualified XIV                                            1,205.387        13.63               16,429
   Qualified XV                                            46,169.602        13.88              640,834
   Qualified XVI                                          162,092.746        13.44            2,178,527
   Qualified XVII                                          70,072.168        13.71              960,689
   Qualified XVIII                                         75,218.316        13.90            1,045,535
   Qualified XXI                                           97,109.165        13.95            1,354,673
   Qualified XXII                                         201,218.981        14.00            2,817,066
   Qualified XXIV                                          99,295.751        13.89            1,379,218
   Qualified XXV                                          112,772.524        13.83            1,559,644
   Qualified XXVI                                          17,333.816        13.78              238,860
   Qualified XXVII                                      2,268,114.669        13.71           31,095,852
   Qualified XXVIII                                       858,868.790        13.66           11,732,148
                                                       --------------                ------------------
                                                       29,576,877.365                $      378,460,454
                                                       ==============                ==================
ING VP INDEX PLUS MIDCAP
   Contracts in accumulation period:
   Qualified III                                               31.002   $    12.99   $              403
   Qualified V                                              3,287.228        12.39               40,729
   Qualified VI                                         4,188,495.063        12.48           52,272,418
   Qualified VIII                                           2,395.583        12.47               29,873
   Qualified X (1.15)                                      20,252.141        12.54              253,962
   Qualified X (1.25)                                     386,466.197        12.48            4,823,098
   Qualified XI                                           403,060.704        12.79            5,155,146
   Qualified XII (0.05)                                   139,655.359        12.77            1,783,399
   Qualified XII (0.25)                                    89,769.172        13.38            1,201,112
   Qualified XII (0.35)                                    52,211.202        13.32              695,453
   Qualified XII (0.45)                                   134,216.682        13.26            1,779,713
   Qualified XII (0.55)                                    64,815.502        13.19              854,916
   Qualified XII (0.60)                                   218,101.840        13.16            2,870,220
   Qualified XII (0.65)                                    26,984.192        13.13              354,302
   Qualified XII (0.70)                                    93,138.247        13.10            1,220,111
   Qualified XII (0.75)                                   128,488.204        13.07            1,679,341
   Qualified XII (0.80)                                 1,293,569.620        12.75           16,493,013
   Qualified XII (0.85)                                   240,602.966        12.72            3,060,470
   Qualified XII (0.90)                                    11,144.488        12.69              141,424
   Qualified XII (0.95)                                   265,295.761        12.66            3,358,644
   Qualified XII (1.00)                                 1,116,833.884        12.63           14,105,612
   Qualified XII (1.05)                                   111,150.016        12.60            1,400,490
   Qualified XII (1.10)                                    69,606.838        12.57              874,958
   Qualified XII (1.15)                                    12,023.951        12.54              150,780
   Qualified XII (1.20)                                    33,259.681        12.51              416,079
   Qualified XII (1.25)                                    36,994.400        12.48              461,690
   Qualified XII (1.30)                                    11,165.406        12.45              139,009
   Qualified XII (1.35)                                       894.868        12.42               11,114
   Qualified XII (1.40)                                    29,651.689        12.39              367,384
   Qualified XII (1.50)                                     3,355.527        12.33               41,374
   Qualified XV                                            18,873.231        12.66              238,935
   Qualified XVI                                           66,409.179        12.33              818,825
   Qualified XVII                                          14,861.386        12.48              185,470

                 DIVISION/CONTRACT                     UNITS            UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS MIDCAP (CONTINUED)
   Qualified XVIII                                         23,709.282   $    12.48   $          295,892
   Qualified XXI                                           35,828.427        12.72              455,738
   Qualified XXII                                          69,365.583        12.75              884,411
   Qualified XXIV                                         102,598.323        12.67            1,299,921
   Qualified XXV                                           69,505.743        12.66              879,943
   Qualified XXVI                                          18,917.168        12.62              238,735
   Qualified XXVII                                        916,636.386        13.07           11,980,438
   Qualified XXVIII                                       840,765.235        13.02           10,946,763
                                                       --------------                ------------------
                                                       11,364,387.356                $      144,261,308
                                                       ==============                ==================
ING VP INDEX PLUS SMALLCAP
   Contracts in accumulation period:
   Qualified III                                               28.741   $     9.42   $              271
   Qualified V                                                440.393         9.00                3,964
   Qualified VI                                         2,177,663.548         9.07           19,751,408
   Qualified VIII                                             790.096         9.06                7,158
   Qualified X (1.15)                                      19,956.908         9.11              181,807
   Qualified X (1.25)                                     189,053.520         9.07            1,714,715
   Qualified XI                                           252,659.808         9.29            2,347,210
   Qualified XII (0.05)                                   113,973.750         9.28            1,057,676
   Qualified XII (0.25)                                    45,072.107         9.88              445,312
   Qualified XII (0.35)                                    24,651.255         9.84              242,568
   Qualified XII (0.45)                                    27,803.536         9.79              272,197
   Qualified XII (0.55)                                    16,912.585         9.75              164,898
   Qualified XII (0.60)                                    82,105.406         9.72              798,065
   Qualified XII (0.65)                                    79,252.290         9.70              768,747
   Qualified XII (0.70)                                    39,601.185         9.68              383,339
   Qualified XII (0.75)                                    75,207.368         9.66              726,503
   Qualified XII (0.80)                                   456,727.830         9.26            4,229,300
   Qualified XII (0.85)                                   126,144.762         9.24            1,165,578
   Qualified XII (0.90)                                     4,527.013         9.22               41,739
   Qualified XII (0.95)                                   168,926.671         9.20            1,554,125
   Qualified XII (1.00)                                   541,390.352         9.17            4,964,550
   Qualified XII (1.05)                                    25,189.046         9.15              230,480
   Qualified XII (1.10)                                    24,799.846         9.13              226,423
   Qualified XII (1.15)                                     8,842.986         9.11               80,560
   Qualified XII (1.20)                                     8,359.772         9.09               75,990
   Qualified XII (1.25)                                    19,031.114         9.07              172,612
   Qualified XII (1.30)                                     1,405.636         9.05               12,721
   Qualified XII (1.35)                                       582.514         9.02                5,254
   Qualified XII (1.40)                                    15,568.062         9.00              140,113
   Qualified XII (1.50)                                     1,209.783         8.96               10,840
   Qualified XV                                            10,436.951         9.20               96,020
   Qualified XVI                                           34,822.307         8.96              312,008
   Qualified XVII                                          12,353.953         9.07              112,050
   Qualified XVIII                                         11,030.224         9.07              100,044
   Qualified XXI                                           13,904.598         9.25              128,618
   Qualified XXII                                          66,033.089         9.27              612,127
   Qualified XXIV                                          34,611.825         9.20              318,429
   Qualified XXV                                           27,806.269         9.20              255,818
   Qualified XXVI                                          13,466.180         9.17              123,485
   Qualified XXVII                                        562,448.247         9.47            5,326,385
   Qualified XXVIII                                       573,912.164         9.44            5,417,731
                                                       --------------                ------------------
                                                        5,908,703.690                $       54,578,838
                                                       ==============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP INTERNATIONAL EQUITY
   Contracts in accumulation period:
   Qualified V                                                 42.644   $     6.20   $              264
   Qualified VI                                           672,255.804         6.25            4,201,599
   Qualified VIII                                              12.994         6.25                   81
   Qualified X (1.15)                                       2,077.195         6.28               13,045
   Qualified X (1.25)                                      74,977.184         6.25              468,607
   Qualified XI                                            15,802.156         6.40              101,134
   Qualified XII (0.05)                                     1,565.441         6.40               10,019
   Qualified XII (0.25)                                    14,893.729         6.38               95,022
   Qualified XII (0.35)                                     6,962.992         6.35               44,215
   Qualified XII (0.45)                                    79,413.476         6.32              501,893
   Qualified XII (0.55)                                     1,443.931         6.29                9,082
   Qualified XII (0.60)                                    12,081.529         6.28               75,872
   Qualified XII (0.65)                                     2,482.465         6.27               15,565
   Qualified XII (0.70)                                    43,619.161         6.25              272,620
   Qualified XII (0.75)                                    18,516.875         6.24              115,545
   Qualified XII (0.80)                                    57,479.423         6.38              366,719
   Qualified XII (0.85)                                    37,685.917         6.37              240,059
   Qualified XII (0.90)                                     1,593.471         6.35               10,119
   Qualified XII (0.95)                                    30,253.214         6.34              191,805
   Qualified XII (1.00)                                   123,067.830         6.32              777,789
   Qualified XII (1.05)                                     4,455.236         6.31               28,113
   Qualified XII (1.10)                                     7,563.128         6.29               47,572
   Qualified XII (1.15)                                     3,725.304         6.28               23,395
   Qualified XII (1.20)                                     4,119.934         6.27               25,832
   Qualified XII (1.25)                                     6,407.195         6.25               40,045
   Qualified XII (1.30)                                        50.566         6.24                  316
   Qualified XII (1.40)                                     4,757.650         6.21               29,545
   Qualified XII (1.50)                                     1,150.410         6.18                7,110
   Qualified XV                                             2,037.892         6.34               12,920
   Qualified XVI                                           10,021.717         6.18               61,934
   Qualified XVIII                                          4,982.286         6.25               31,139
   Qualified XXI                                            4,091.088         6.37               26,060
   Qualified XXII                                          33,729.656         6.39              215,533
   Qualified XXIV                                          13,961.568         6.34               88,516
   Qualified XXV                                            8,976.881         6.34               56,913
   Qualified XXVI                                             303.365         6.32                1,917
   Qualified XXVII                                          9,051.918         4.43               40,100
                                                        -------------                ------------------
                                                        1,315,613.225                $        8,248,014
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP SMALL COMPANY
   Currently payable annuity contracts:                                              $          120,225
   Contracts in accumulation period:
   Qualified V                                              2,978.494   $    14.33               42,682
   Qualified VI                                         2,941,312.788        14.46           42,531,383
   Qualified VIII                                             887.131        14.45               12,819
   Qualified X (1.15)                                      52,477.917        14.54              763,029
   Qualified X (1.25)                                     336,830.125        14.46            4,870,564
   Qualified XI                                           199,957.420        14.86            2,971,367
   Qualified XII (0.05)                                    33,187.437        14.85              492,833
   Qualified XII (0.25)                                    78,878.233        10.14              799,825
   Qualified XII (0.35)                                    39,554.216        10.09              399,102
   Qualified XII (0.45)                                   304,893.463        10.05            3,064,179
   Qualified XII (0.55)                                    50,290.921        10.00              502,909
   Qualified XII (0.60)                                   148,832.566         9.98            1,485,349
   Qualified XII (0.65)                                    19,390.084         9.96              193,125
   Qualified XII (0.70)                                    68,464.420         9.93              679,852
   Qualified XII (0.75)                                   303,004.734         9.91            3,002,777
   Qualified XII (0.80)                                 2,222,849.883        10.54           23,428,838
   Qualified XII (0.85)                                   196,561.218        14.79            2,907,140
   Qualified XII (0.90)                                    23,169.579        10.23              237,025
   Qualified XII (0.95)                                   154,145.680        14.71            2,267,483
   Qualified XII (1.00)                                   918,003.652        14.67           13,467,114
   Qualified XII (1.05)                                    42,679.759        14.62              623,978
   Qualified XII (1.10)                                    33,178.821        14.58              483,747
   Qualified XII (1.15)                                    15,129.290        14.54              219,980
   Qualified XII (1.20)                                    26,984.310        14.50              391,272
   Qualified XII (1.25)                                    26,952.354        14.46              389,731
   Qualified XII (1.30)                                     6,069.385        14.42               87,521
   Qualified XII (1.35)                                         3.003        14.38                   43
   Qualified XII (1.40)                                    16,365.415        14.33              234,516
   Qualified XII (1.50)                                     3,557.019        14.25               50,688
   Qualified XV                                            19,293.316        14.71              283,805
   Qualified XVI                                           54,715.933        14.25              779,702
   Qualified XVII                                          10,407.382        14.46              150,491
   Qualified XVIII                                          8,624.122        14.74              127,120
   Qualified XXI                                           22,296.142        14.79              329,760
   Qualified XXII                                          68,066.373        14.82            1,008,744
   Qualified XXIV                                          79,163.847        14.71            1,164,500
   Qualified XXV                                           32,961.033        14.67              483,538
   Qualified XXVI                                          11,323.453        14.62              165,549
   Qualified XXVII                                        541,321.388         7.15            3,870,448
                                                        -------------                ------------------
                                                        9,114,762.306                $      115,084,753
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP TECHNOLOGY
   Contracts in accumulation period:
   Qualified V                                              5,780.499   $     2.56   $           14,798
   Qualified VI                                         3,646,831.311         2.57            9,372,356
   Qualified VIII                                           1,963.402         2.57                5,046
   Qualified X (1.15)                                      80,341.599         2.58              207,281
   Qualified X (1.25)                                     287,488.096         2.57              738,844
   Qualified XI                                           489,279.023         2.62            1,281,911
   Qualified XII (0.05)                                   103,479.263         2.61              270,081
   Qualified XII (0.25)                                   102,887.691         2.64              271,624
   Qualified XII (0.35)                                    20,102.555         2.63               52,870
   Qualified XII (0.55)                                    32,440.700         2.62               84,995
   Qualified XII (0.60)                                   174,361.541         2.62              456,827
   Qualified XII (0.65)                                     4,005.131         2.61               10,453
   Qualified XII (0.70)                                    45,732.743         2.61              119,362
   Qualified XII (0.75)                                    99,344.928         2.61              259,290
   Qualified XII (0.80)                                   923,848.123         2.60            2,402,005
   Qualified XII (0.85)                                   189,153.697         2.60              491,800
   Qualified XII (0.90)                                     6,164.879         2.60               16,029
   Qualified XII (0.95)                                   180,749.946         2.59              468,142
   Qualified XII (1.00)                                 1,313,921.928         2.59            3,403,058
   Qualified XII (1.05)                                    28,069.125         2.58               72,418
   Qualified XII (1.10)                                    20,196.183         2.58               52,106
   Qualified XII (1.15)                                    13,750.495         2.58               35,476
   Qualified XII (1.20)                                    89,207.240         2.57              229,263
   Qualified XII (1.25)                                    24,372.268         2.57               62,637
   Qualified XII (1.30)                                     2,977.866         2.57                7,653
   Qualified XII (1.35)                                     1,864.846         2.56                4,774
   Qualified XII (1.40)                                    16,998.042         2.56               43,515
   Qualified XII (1.50)                                     1,513.143         2.55                3,859
   Qualified XV                                            35,654.340         2.59               92,345
   Qualified XVI                                           38,674.689         2.55               98,620
   Qualified XVII                                           6,769.768         2.59               17,534
   Qualified XVIII                                          7,965.822         2.59               20,631
   Qualified XXI                                           81,539.436         2.60              212,003
   Qualified XXII                                         207,449.170         2.61              541,442
   Qualified XXIV                                         100,644.833         2.60              261,677
   Qualified XXV                                           72,429.405         2.61              189,041
   Qualified XXVI                                          17,725.756         2.60               46,087
   Qualified XXVII                                        428,287.786         2.53            1,083,568
                                                        -------------                ------------------
                                                        8,903,967.268                $       23,001,421
                                                        =============                ==================
ING VP VALUE OPPORTUNITY
   Contracts in accumulation period:
   Qualified III                                               60.365   $    10.14   $              612
   Qualified V                                              7,738.333        13.32              103,075
   Qualified VI                                         2,405,597.514        13.44           32,331,231
   Qualified VIII                                             547.819        13.44                7,363
   Qualified X (1.15)                                      65,921.907        13.52              891,264
   Qualified X (1.25)                                     272,285.648        13.44            3,659,519
   Qualified XI                                           161,533.919        13.82            2,232,399
   Qualified XII (0.05)                                     3,670.901        13.81               50,695

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP VALUE OPPORTUNITY (CONTINUED)
   Qualified XII (0.25)                                   117,115.457   $     9.30   $        1,089,174
   Qualified XII (0.35)                                    39,545.533         9.26              366,192
   Qualified XII (0.45)                                    29,194.946         9.21              268,885
   Qualified XII (0.55)                                   152,852.040         9.17            1,401,653
   Qualified XII (0.60)                                   144,213.806         9.15            1,319,556
   Qualified XII (0.65)                                    82,910.478         9.13              756,973
   Qualified XII (0.70)                                   191,836.945         9.11            1,747,635
   Qualified XII (0.75)                                   251,164.891         9.09            2,283,089
   Qualified XII (0.80)                                 1,321,604.258         9.98           13,189,610
   Qualified XII (0.85)                                   135,961.241        13.76            1,870,827
   Qualified XII (0.90)                                    18,033.102         9.75              175,823
   Qualified XII (0.95)                                   165,695.199        13.68            2,266,710
   Qualified XII (1.00)                                 1,923,927.508        13.64           26,242,371
   Qualified XII (1.05)                                    40,581.011        13.60              551,902
   Qualified XII (1.10)                                    20,407.864        13.56              276,731
   Qualified XII (1.15)                                    10,167.111        13.52              137,459
   Qualified XII (1.20)                                    24,869.458        13.48              335,240
   Qualified XII (1.25)                                    20,086.374        13.44              269,961
   Qualified XII (1.30)                                     4,993.064        13.41               66,957
   Qualified XII (1.35)                                       138.542        13.37                1,852
   Qualified XII (1.40)                                    13,589.597        13.33              181,149
   Qualified XII (1.50)                                     1,899.151        13.25               25,164
   Qualified XV                                            10,615.542        13.68              145,221
   Qualified XVI                                           31,865.384        13.25              422,216
   Qualified XVII                                          20,736.241        13.44              278,695
   Qualified XVIII                                         15,248.315        13.71              209,054
   Qualified XXI                                           21,710.888        13.75              298,525
   Qualified XXII                                          50,820.048        13.78              700,300
   Qualified XXIV                                          57,925.506        13.68              792,421
   Qualified XXV                                           24,214.134        13.64              330,281
   Qualified XXVI                                           8,415.452        13.60              114,450
   Qualified XXVII                                        941,931.441        10.20            9,607,701
   Qualified XXVIII                                       821,407.784        10.16            8,345,503
                                                        -------------                ------------------
                                                        9,633,034.717                $      115,345,438
                                                        =============                ==================
ING VP GROWTH OPPORTUNITIES
   Contracts in accumulation period:
   Qualified VI                                            12,449.537   $     6.02   $           74,946
   Qualified X (1.25)                                       4,716.789         6.02               28,395
   Qualified XII (0.55)                                     3,152.314         6.08               19,166
   Qualified XII (0.80)                                     2,643.209         6.06               16,018
   Qualified XII (0.95)                                     1,292.895         6.04                7,809
   Qualified XII (1.00)                                       929.658         6.04                5,615
   Qualified XII (1.10)                                       169.386         6.03                1,021
   Qualified XII (1.25)                                        17.957         6.02                  108
   Qualified XII (1.40)                                        33.373         6.00                  200
   Qualified XXIV                                             859.550         6.05                5,200
                                                        -------------                ------------------
                                                           26,264.668                           158,478
                                                        =============                ==================

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP INTERNATIONAL VALUE
   Contracts in accumulation period:
   Qualified V                                              3,955.898   $     7.96   $           31,489
   Qualified VI                                           289,087.776         7.97            2,304,030
   Qualified X (1.25)                                      19,369.152         7.97              154,372
   Qualified XII (0.45)                                    17,027.514         8.07              137,412
   Qualified XII (0.55)                                    20,120.202         8.06              162,169
   Qualified XII (0.70)                                     4,828.423         8.04               38,821
   Qualified XII (0.75)                                    69,184.221         8.03              555,549
   Qualified XII (0.80)                                   159,260.447         8.03            1,278,861
   Qualified XII (0.85)                                    14,728.250         8.02              118,121
   Qualified XII (0.90)                                       871.066         8.02                6,986
   Qualified XII (0.95)                                    21,576.099         8.01              172,825
   Qualified XII (1.00)                                   951,177.433         8.00            7,609,419
   Qualified XII (1.05)                                       175.778         8.00                1,406
   Qualified XII (1.10)                                     2,453.625         7.99               19,604
   Qualified XII (1.15)                                     2,943.786         7.99               23,521
   Qualified XII (1.20)                                       102.197         7.98                  816
   Qualified XII (1.25)                                     2,895.117         7.97               23,074
   Qualified XII (1.30)                                        15.073         7.97                  120
   Qualified XII (1.40)                                       221.249         7.96                1,761
   Qualified XII (1.50)                                        19.639         7.95                  156
   Qualified XV                                               156.924         8.01                1,257
   Qualified XVI                                              223.767         7.95                1,779
   Qualified XVIII                                            542.395         7.97                4,323
   Qualified XXI                                              625.323         8.03                5,021
   Qualified XXIV                                          20,078.549         8.02              161,030
   Qualified XXV                                            1,361.300         8.04               10,945
   Qualified XXVI                                              15.115         8.02                  121
                                                        -------------                ------------------
                                                        1,603,016.318                $       12,824,988
                                                        =============                ==================
ING VP MAGNACAP
   Contracts in accumulation period:
   Qualified VI                                            52,119.079   $     6.83   $          355,973
   Qualified XII (0.80)                                        94.722         6.85                  649
   Qualified XII (0.85)                                    20,480.876         6.85              140,294
   Qualified XII (0.95)                                     1,975.038         6.84               13,509
   Qualified XII (1.00)                                     3,070.931         6.84               21,005
   Qualified XII (1.10)                                        71.848         6.84                  491
   Qualified XII (1.15)                                         8.705         6.83                   59
   Qualified XII (1.20)                                        50.415         6.83                  344
   Qualified XII (1.25)                                       117.530         6.83                  803
   Qualified XII (1.40)                                        26.068         6.82                  178
   Qualified XXI                                              761.420         6.85                5,216
   Qualified XXIV                                             728.688         6.85                4,992
   Qualified XXV                                               27.860         6.86                  191
                                                        -------------                ------------------
                                                           79,533.180                $          543,704
                                                        =============                ==================

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP MIDCAP OPPORTUNITIES
   Contracts in accumulation period:
   Qualified VI                                            31,361.723   $     6.92   $          217,023
   Qualified X (1.25)                                      14,659.310         6.92              101,442
   Qualified XII (0.55)                                     7,045.065         6.99               49,245
   Qualified XII (0.60)                                        98.931         6.98                  691
   Qualified XII (0.70)                                        16.135         6.97                  112
   Qualified XII (0.75)                                       427.295         6.97                2,978
   Qualified XII (0.80)                                     2,282.297         6.96               15,885
   Qualified XII (0.85)                                     1,078.930         6.96                7,509
   Qualified XII (0.95)                                     1,684.947         6.95               11,710
   Qualified XII (1.00)                                     3,829.332         6.94               26,576
   Qualified XII (1.05)                                       222.443         6.94                1,544
   Qualified XII (1.10)                                        40.094         6.93                  278
   Qualified XII (1.15)                                        57.973         6.93                  402
   Qualified XII (1.20)                                         0.310         6.92                    2
   Qualified XII (1.25)                                       197.098         6.92                1,364
   Qualified XII (1.40)                                        27.277         6.90                  188
   Qualified XII (1.50)                                        21.273         6.89                  147
   Qualified XVIII                                          1,066.950         6.92                7,383
   Qualified XXI                                                4.519         6.96                   31
   Qualified XXIV                                           1,705.331         6.95               11,852
   Qualified XXV                                               44.099         6.97                  307
                                                          -----------                ------------------
                                                           65,871.332                $          456,669
                                                          ===========                ==================
ING VP SMALLCAP OPPORTUNITIES
   Contracts in accumulation period:
   Qualified VI                                            75,688.784   $     4.98   $          376,930
   Qualified X (1.25)                                      11,825.762         4.98               58,892
   Qualified XII (0.45)                                    11,964.016         5.04               60,299
   Qualified XII (0.55)                                   263,319.230         5.03            1,324,496
   Qualified XII (0.60)                                       138.655         5.03                  697
   Qualified XII (0.65)                                     2,452.312         5.03               12,335
   Qualified XII (0.70)                                        97.127         5.02                  488
   Qualified XII (0.75)                                        62.436         5.02                  313
   Qualified XII (0.80)                                    21,339.620         5.02              107,125
   Qualified XII (0.85)                                    23,454.051         5.01              117,505
   Qualified XII (0.90)                                       176.773         5.01                  886
   Qualified XII (0.95)                                     5,218.234         5.00               26,091
   Qualified XII (1.00)                                     7,497.899         5.00               37,489
   Qualified XII (1.05)                                     2,544.534         5.00               12,723
   Qualified XII (1.10)                                         9.408         4.99                   47
   Qualified XII (1.15)                                        80.622         4.99                  402
   Qualified XII (1.20)                                       840.369         4.99                4,193
   Qualified XII (1.25)                                     1,120.385         4.98                5,580
   Qualified XII (1.40)                                        95.443         4.97                  474

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
   Qualified XII (1.50)                                        18.640   $     4.96   $               92
   Qualified XV                                                48.615         5.00                  243
   Qualified XVI                                               69.517         4.96                  345
   Qualified XVIII                                          5,774.889         4.98               28,759
   Qualified XXI                                               84.959         5.02                  426
   Qualified XXIV                                           8,794.038         5.01               44,058
   Qualified XXV                                            3,418.948         5.02               17,163
   Qualified XXVI                                             269.319         5.01                1,349
                                                       --------------                ------------------
                                                          446,404.585                $        2,239,400
                                                       ==============                ==================
JANUS ASPEN SERIES AGGRESSIVE GROWTH
   Contracts in accumulation period:
   Qualified I                                              2,339.260   $     9.33   $           21,825
   Qualified III                                           71,523.676        15.37            1,099,319
   Qualified V                                              6,642.598        13.19               87,616
   Qualified VI                                        11,370,433.399        13.36          151,908,990
   Qualified VIII                                           9,261.019        13.36              123,727
   Qualified X (1.15)                                      66,715.337        13.00              867,299
   Qualified X (1.25)                                   1,043,855.862        12.90           13,465,741
   Qualified XI                                           896,386.715        13.79           12,361,173
   Qualified XII (0.05)                                   153,733.638        13.74            2,112,300
   Qualified XII (0.15)                                       125.198         8.10                1,014
   Qualified XII (0.25)                                   664,381.665         8.06            5,354,916
   Qualified XII (0.35)                                   375,196.293         8.03            3,012,826
   Qualified XII (0.45)                                   470,916.585         7.99            3,762,624
   Qualified XII (0.55)                                   147,506.699         7.95            1,172,678
   Qualified XII (0.60)                                   808,468.744         7.93            6,411,157
   Qualified XII (0.65)                                   279,954.708         7.92            2,217,241
   Qualified XII (0.70)                                   389,398.695         7.90            3,076,250
   Qualified XII (0.75)                                   614,925.432         7.88            4,845,612
   Qualified XII (0.80)                                 2,715,916.075         8.48           23,030,968
   Qualified XII (0.85)                                 1,029,117.164         9.17            9,437,004
   Qualified XII (0.90)                                    56,606.489         8.30              469,834
   Qualified XII (0.95)                                 1,127,431.539         9.11           10,270,901
   Qualified XII (1.00)                                 3,607,318.167         9.08           32,754,449
   Qualified XII (1.05)                                   284,061.526         9.05            2,570,757
   Qualified XII (1.10)                                   202,409.930         9.02            1,825,738
   Qualified XII (1.15)                                    76,204.997         8.99              685,083
   Qualified XII (1.20)                                   156,101.144         8.96            1,398,666
   Qualified XII (1.25)                                   102,069.465         8.93              911,480
   Qualified XII (1.30)                                    19,222.601         8.90              171,081
   Qualified XII (1.35)                                     3,786.486         8.87               33,586
   Qualified XII (1.40)                                    80,916.339         8.84              715,300
   Qualified XII (1.50)                                    23,240.751         8.78              204,054
   Qualified XV                                           107,839.447        13.61            1,467,695
   Qualified XVI                                          228,222.472        13.17            3,005,690
   Qualified XVII                                          46,614.646        13.36              622,772

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES AGGRESSIVE GROWTH (CONTINUED)
   Qualified XVIII                                         47,353.253   $    12.90   $          610,857
   Qualified XXI                                          172,570.464        13.68            2,360,764
   Qualified XXII                                         190,810.230        13.74            2,621,733
   Qualified XXIV                                         363,785.577         9.11            3,314,087
   Qualified XXV                                          269,125.773        13.52            3,638,580
   Qualified XXVI                                          76,191.439        13.47            1,026,299
   Qualified XXVII                                      3,026,489.098        15.46           46,789,521
   Qualified XXVIII                                       477,218.687        15.39            7,344,396
                                                       --------------                ------------------
                                                       31,862,389.282                $      369,183,603
                                                       ==============                ==================
JANUS ASPEN SERIES BALANCED
   Contracts in accumulation period:
   Qualified III                                              838.506   $    20.93   $           17,550
   Qualified V                                             17,195.437        20.68              355,602
   Qualified VI                                         7,632,923.455        20.92          159,680,759
   Qualified VIII                                           4,204.722        20.91               87,921
   Qualified X (1.15)                                     126,072.518        21.87            2,757,206
   Qualified X (1.25)                                     874,405.028        21.71           18,983,333
   Qualified XI                                           508,752.614        21.59           10,983,969
   Qualified XII (0.05)                                    74,595.193        21.50            1,603,797
   Qualified XII (0.25)                                   330,269.068        12.94            4,273,682
   Qualified XII (0.35)                                   147,457.742        12.88            1,899,256
   Qualified XII (0.45)                                   971,549.330        12.82           12,455,262
   Qualified XII (0.55)                                   413,816.306        12.76            5,280,296
   Qualified XII (0.60)                                   470,154.506        12.73            5,985,067
   Qualified XII (0.65)                                   258,351.073        12.70            3,281,059
   Qualified XII (0.70)                                   160,711.267        12.67            2,036,212
   Qualified XII (0.75)                                   467,094.699        12.65            5,908,748
   Qualified XII (0.80)                                 1,577,444.491        13.63           21,500,568
   Qualified XII (0.85)                                   311,168.868        19.13            5,952,660
   Qualified XII (0.90)                                    26,366.684        13.31              350,941
   Qualified XII (0.95)                                   490,513.361        19.00            9,319,754
   Qualified XII (1.00)                                 2,411,350.930        18.94           45,670,987
   Qualified XII (1.05)                                   191,000.797        18.88            3,606,095
   Qualified XII (1.10)                                    90,426.601        18.81            1,700,924
   Qualified XII (1.15)                                    44,164.570        18.75              828,086
   Qualified XII (1.20)                                    72,159.917        18.69            1,348,669
   Qualified XII (1.25)                                    55,959.247        18.63            1,042,521
   Qualified XII (1.30)                                    11,295.746        18.57              209,762
   Qualified XII (1.35)                                     1,036.147        18.50               19,169
   Qualified XII (1.40)                                    58,867.916        18.44            1,085,524
   Qualified XII (1.50)                                    12,591.488        18.32              230,676
   Qualified XV                                            34,555.500        21.31              736,378
   Qualified XVI                                          170,122.426        20.63            3,509,626
   Qualified XVII                                          19,824.488        20.92              414,728
   Qualified XVIII                                         56,606.087        21.71            1,228,918
   Qualified XXI                                           49,081.031        21.42            1,051,316
   Qualified XXII                                          80,613.374        21.51            1,733,994
   Qualified XXIV                                         157,507.454        19.00            2,992,642
   Qualified XXV                                          165,060.584        21.16            3,492,682
   Qualified XXVI                                          16,895.172        21.09              356,319
   Qualified XXVII                                      1,154,096.188         8.29            9,567,457
                                                       --------------                ------------------
                                                       19,717,100.531                $      353,540,115
                                                       ==============                ==================

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES CAPITAL APPRECIATION
   Contracts in accumulation period:
   Qualified X (1.25)                                       6,807.968   $     8.32   $           56,642
   Qualified XXVII                                        319,129.395         6.15            1,962,646
                                                        -------------                ------------------
                                                          325,937.363                $        2,019,288
                                                        =============                ==================
JANUS ASPEN SERIES FLEXIBLE INCOME
   Contracts in accumulation period:
   Qualified III                                            9,149.346   $    19.00   $          173,838
   Qualified V                                              6,453.674        18.68              120,555
   Qualified VI                                         2,165,377.584        18.93           40,990,598
   Qualified VIII                                             217.192        18.92                4,109
   Qualified X (1.15)                                      21,868.797        12.80              279,921
   Qualified X (1.25)                                     194,829.873        12.74            2,482,133
   Qualified XI                                           123,736.228        19.53            2,416,569
   Qualified XII (0.05)                                    15,962.365        19.46              310,628
   Qualified XII (0.25)                                   143,998.413        13.31            1,916,619
   Qualified XII (0.35)                                    86,220.552        13.24            1,141,560
   Qualified XII (0.45)                                   253,502.042        13.18            3,341,157
   Qualified XII (0.55)                                    90,517.778        13.12            1,187,593
   Qualified XII (0.60)                                   111,346.291        13.09            1,457,523
   Qualified XII (0.65)                                   156,018.394        13.06            2,037,600
   Qualified XII (0.70)                                   149,895.811        13.03            1,953,142
   Qualified XII (0.75)                                   103,869.979        13.00            1,350,310
   Qualified XII (0.80)                                   450,180.715        13.24            5,960,393
   Qualified XII (0.85)                                   180,491.734        16.24            2,931,186
   Qualified XII (0.90)                                     7,867.698        13.19              103,775
   Qualified XII (0.95)                                   168,750.381        16.14            2,723,631
   Qualified XII (1.00)                                   801,606.489        16.08           12,889,832
   Qualified XII (1.05)                                    54,354.275        16.03              871,299
   Qualified XII (1.10)                                    57,349.369        15.98              916,443
   Qualified XII (1.15)                                    11,558.666        15.92              184,014
   Qualified XII (1.20)                                    26,636.662        15.87              422,724
   Qualified XII (1.25)                                    20,937.503        15.82              331,231
   Qualified XII (1.30)                                     3,824.063        15.76               60,267
   Qualified XII (1.35)                                     1,440.368        15.71               22,628
   Qualified XII (1.40)                                    19,587.089        15.66              306,734
   Qualified XII (1.50)                                     3,757.981        15.56               58,474
   Qualified XV                                            12,829.410        19.28              247,351
   Qualified XVI                                           49,317.055        18.66              920,256
   Qualified XVII                                           3,792.671        18.93               71,795
   Qualified XVIII                                         12,929.174        12.74              164,718
   Qualified XXI                                           14,366.770        19.38              278,428
   Qualified XXII                                          20,944.517        19.46              407,580
   Qualified XXIV                                          35,933.858        16.13              579,613
   Qualified XXV                                           26,445.105        19.14              506,159
   Qualified XXVI                                           7,774.144        19.08              148,331
                                                        -------------                ------------------
                                                        5,625,640.016                $       92,270,717
                                                        =============                ==================
JANUS ASPEN SERIES GROWTH
Currently payable annuity contracts:                                                 $          410,230

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GROWTH (CONTINUED)
   Contracts in accumulation period:
   Qualified I                                                 48.382   $    11.52   $              557
   Qualified III                                            1,869.589        14.58               27,259
   Qualified V                                              2,250.860        13.22               29,756
   Qualified VI                                         5,515,020.175        13.37           73,735,820
   Qualified VIII                                           2,908.817        13.37               38,891
   Qualified X (1.15)                                      33,463.163        14.41              482,204
   Qualified X (1.25)                                     650,992.396        14.30            9,309,191
   Qualified XI                                           440,329.063        13.79            6,072,138
   Qualified XII (0.05)                                    35,605.358        13.74              489,218
   Qualified XII (0.25)                                   285,536.055         7.88            2,250,024
   Qualified XII (0.35)                                   115,836.018         7.85              909,313
   Qualified XII (0.45)                                   644,487.528         7.81            5,033,448
   Qualified XII (0.55)                                    83,390.328         7.78              648,777
   Qualified XII (0.60)                                   380,179.264         7.76            2,950,191
   Qualified XII (0.65)                                    48,859.208         7.74              378,170
   Qualified XII (0.70)                                   351,427.612         7.72            2,713,021
   Qualified XII (0.75)                                   292,867.876         7.70            2,255,083
   Qualified XII (0.80)                                 1,440,389.982         8.46           12,185,699
   Qualified XII (0.85)                                   525,669.060        11.73            6,166,098
   Qualified XII (0.90)                                    42,256.356         8.18              345,657
   Qualified XII (0.95)                                   434,426.964        11.66            5,065,418
   Qualified XII (1.00)                                 1,201,854.945        11.62           13,965,554
   Qualified XII (1.05)                                   131,641.772        11.58            1,524,412
   Qualified XII (1.10)                                    85,733.999        11.54              989,370
   Qualified XII (1.15)                                    30,013.258        11.50              345,152
   Qualified XII (1.20)                                    66,646.157        11.47              764,431
   Qualified XII (1.25)                                    53,355.023        11.43              609,848
   Qualified XII (1.30)                                    11,318.208        11.39              128,914
   Qualified XII (1.35)                                     1,244.121        11.35               14,121
   Qualified XII (1.40)                                    29,467.769        11.31              333,280
   Qualified XII (1.50)                                    10,146.636        11.24              114,048
   Qualified XV                                            32,577.815        13.61              443,384
   Qualified XVI                                          108,557.743        13.18            1,430,791
   Qualified XVII                                          26,043.033        13.37              348,195
   Qualified XVIII                                         32,656.856        14.30              466,993
   Qualified XXI                                           67,164.395        13.69              919,481
   Qualified XXII                                         103,313.486        13.74            1,419,527
   Qualified XXIV                                         113,816.731        11.66            1,327,103
   Qualified XXV                                          125,557.888        13.52            1,697,543
   Qualified XXVI                                          21,567.346        13.47              290,512
   Qualified XXVII                                      2,332,244.731        14.67           34,214,030
   Qualified XXVIII                                       432,810.607        14.61            6,323,363
                                                       --------------                ------------------
                                                       16,345,546.573                $      199,166,215
                                                       ==============                ==================
JANUS ASPEN SERIES WORLDWIDE GROWTH
   Currently payable annuity contracts:                                              $          552,117
   Contracts in accumulation period:
   Qualified I                                              2,111.338   $    13.64               28,799
   Qualified III                                            2,879.974        18.14               52,243
   Qualified V                                              4,358.551        16.16               70,434
   Qualified VI                                        12,701,305.634        16.23          206,142,190

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH (CONTINUED)
   Qualified VIII                                          10,245.444   $    16.17   $          165,669
   Qualified X (1.15)                                      82,737.838        18.36            1,519,067
   Qualified X (1.25)                                   1,166,146.180        18.22           21,247,183
   Qualified XI                                           978,490.028        16.74           16,379,923
   Qualified XII (0.05)                                   137,577.345        16.68            2,294,790
   Qualified XII (0.15)                                       123.791         8.17                1,011
   Qualified XII (0.25)                                 1,056,499.302         8.13            8,589,339
   Qualified XII (0.35)                                   170,616.301         8.09            1,380,286
   Qualified XII (0.45)                                 1,226,407.058         8.06            9,884,841
   Qualified XII (0.55)                                   202,077.358         8.02            1,620,660
   Qualified XII (0.60)                                   899,866.662         8.00            7,198,933
   Qualified XII (0.65)                                   275,741.326         7.98            2,200,416
   Qualified XII (0.70)                                   525,468.689         7.96            4,182,731
   Qualified XII (0.75)                                   867,214.271         7.94            6,885,681
   Qualified XII (0.80)                                 3,841,110.325         9.32           35,799,148
   Qualified XII (0.85)                                   907,955.372        13.64           12,384,511
   Qualified XII (0.90)                                    70,620.816         9.08              641,237
   Qualified XII (0.95)                                   955,822.541        13.55           12,951,395
   Qualified XII (1.00)                                 3,404,028.335        13.51           45,988,423
   Qualified XII (1.05)                                   357,052.236        13.46            4,805,923
   Qualified XII (1.10)                                   164,664.611        13.42            2,209,799
   Qualified XII (1.15)                                    92,021.204        13.37            1,230,323
   Qualified XII (1.20)                                   104,749.443        13.33            1,396,310
   Qualified XII (1.25)                                    66,041.303        13.29              877,689
   Qualified XII (1.30)                                     7,371.876        13.24               97,604
   Qualified XII (1.35)                                     3,090.359        13.20               40,793
   Qualified XII (1.40)                                    62,240.122        13.15              818,458
   Qualified XII (1.50)                                    18,919.040        13.07              247,272
   Qualified XV                                            96,233.387        16.52            1,589,776
   Qualified XVI                                          225,377.941        16.00            3,606,047
   Qualified XVII                                          61,469.254        16.23              997,646
   Qualified XVIII                                         59,621.227        18.22            1,086,299
   Qualified XXI                                          116,081.546        16.61            1,928,114
   Qualified XXII                                         205,520.400        16.68            3,428,080
   Qualified XXIV                                         262,434.019        13.55            3,555,981
   Qualified XXV                                          166,772.419        16.41            2,736,735
   Qualified XXVI                                          52,901.632        16.35              864,942
   Qualified XXVII                                      3,828,034.246        18.24           69,823,345
   Qualified XXVIII                                       767,221.763        18.17           13,940,419
                                                       --------------                ------------------
                                                       36,207,222.507                $      513,442,582
                                                       ==============                ==================
JANUS TWENTY
   Contracts in accumulation period:
   Qualified XII (0.95)                                    62,241.979   $     3.88   $          241,499
   Qualified XII (1.10)                                    36,548.308         3.86              141,076
                                                       --------------                ------------------
                                                           98,790.287                $          382,575
                                                       ==============                ==================
LORD ABBETT GROWTH AND INCOME
   Contracts in accumulation period:
   Qualified VI                                           662,587.201   $     7.85   $        5,201,310
   Qualified VIII                                           1,786.368         7.85               14,023
   Qualified X (1.15)                                      28,770.786         7.87              226,426

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME (CONTINUED)
   Qualified X (1.25)                                      50,629.992   $     7.85   $          397,445
   Qualified XII (0.55)                                   113,866.356         7.93              902,960
   Qualified XII (0.60)                                    13,372.359         7.93              106,043
   Qualified XII (0.65)                                    10,077.834         7.92               79,816
   Qualified XII (0.70)                                    15,347.191         7.92              121,550
   Qualified XII (0.75)                                   151,026.043         7.91            1,194,616
   Qualified XII (0.80)                                   161,714.365         7.91            1,279,161
   Qualified XII (0.85)                                    64,173.158         7.90              506,968
   Qualified XII (0.90)                                     4,597.771         7.89               36,276
   Qualified XII (0.95)                                    61,901.339         7.89              488,402
   Qualified XII (1.00)                                   155,002.074         7.88            1,221,416
   Qualified XII (1.05)                                     4,840.570         7.88               38,144
   Qualified XII (1.10)                                     2,669.227         7.87               21,007
   Qualified XII (1.15)                                       662.770         7.87                5,216
   Qualified XII (1.20)                                     2,572.412         7.86               20,219
   Qualified XII (1.25)                                     4,068.800         7.85               31,940
   Qualified XII (1.40)                                     2,196.677         7.84               17,222
   Qualified XII (1.50)                                     1,172.771         7.83                9,183
   Qualified XV                                               663.346         7.89                5,234
   Qualified XVI                                            6,513.420         7.83               51,000
   Qualified XVII                                             963.876         7.85                7,566
   Qualified XVIII                                         10,327.671         7.85               81,072
   Qualified XXI                                            6,947.731         7.91               54,957
   Qualified XXIV                                           1,250.309         7.90                9,877
   Qualified XXV                                            3,329.259         7.91               26,334
   Qualified XXVI                                           2,135.345         7.89               16,848
                                                        -------------                ------------------
                                                        1,545,167.021                $       12,172,231
                                                        =============                ==================
LORD ABBETT MID-CAP VALUE - CLASS A
   Contracts in accumulation period:
   Qualified XII (0.00)                                     2,254.583   $     9.50   $           21,419
                                                        -------------                ------------------
                                                            2,254.583                $           21,419
                                                        =============                ==================
LORD ABBETT MID-CAP VALUE
   Contracts in accumulation period:
   Qualified VI                                           466,936.593   $     8.32   $        3,884,912
   Qualified X (1.15)                                      63,698.668         8.33              530,610
   Qualified X (1.25)                                      56,098.669         8.32              466,741
   Qualified XII (0.55)                                    85,686.668         8.41              720,625
   Qualified XII (0.60)                                     5,262.882         8.40               44,208
   Qualified XII (0.70)                                     3,205.514         8.39               26,894
   Qualified XII (0.75)                                    33,156.123         8.38              277,848
   Qualified XII (0.80)                                   197,933.820         8.38            1,658,685
   Qualified XII (0.85)                                    36,916.122         8.37              308,988
   Qualified XII (0.90)                                     3,358.770         8.36               28,079
   Qualified XII (0.95)                                    41,714.749         8.36              348,735
   Qualified XII (1.00)                                   186,526.697         8.35            1,557,498
   Qualified XII (1.05)                                       820.752         8.35                6,853
   Qualified XII (1.10)                                     4,007.171         8.34               33,420
   Qualified XII (1.15)                                       937.927         8.33                7,813
   Qualified XII (1.20)                                     1,427.464         8.33               11,891

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE (CONTINUED)
   Qualified XII (1.25)                                     4,185.464   $     8.32   $           34,823
   Qualified XII (1.40)                                     1,689.031         8.30               14,019
   Qualified XII (1.50)                                        14.164         8.29                  117
   Qualified XV                                               152.032         8.36                1,271
   Qualified XVI                                            4,668.816         8.29               38,704
   Qualified XVIII                                          2,018.104         8.32               16,791
   Qualified XXI                                            1,454.913         8.38               12,192
   Qualified XXIV                                           8,926.020         8.37               74,711
   Qualified XXV                                            1,645.700         8.38               13,791
   Qualified XXVI                                             490.830         8.36                4,103
                                                        -------------                ------------------
                                                        1,212,933.663                $       10,124,322
                                                        =============                ==================
MFS(R) TOTAL RETURN
   Contracts in accumulation period:
   Qualified XXVII                                      1,234,810.579   $    11.45   $       14,138,581
   Qualified XXVIII                                     2,208,540.755        11.41           25,199,450
                                                        -------------                ------------------
                                                        3,443,351.334                $       39,338,031
                                                        =============                ==================
OPPENHEIMER AGGRESSIVE GROWTH
   Currently payable annuity contracts:                             -                $            2,970
                                                        -------------                ------------------
                                                                    -                $            2,970
                                                        =============                ==================
OPPENHEIMER DEVELOPING MARKETS
   Contracts in accumulation period:
   Qualified XXVII                                        145,247.326   $     8.91   $        1,294,154
                                                        -------------                ------------------
                                                          145,247.326                $        1,294,154
                                                        =============                ==================
OPPENHEIMER GLOBAL SECURITIES
   Contracts in accumulation period:
   Qualified III                                               87.157   $    11.18   $              974
   Qualified V                                             19,372.093        10.79              209,025
   Qualified VI                                         3,165,764.282        10.87           34,411,858
   Qualified VIII                                           1,597.615        10.87               17,366
   Qualified X (1.15)                                      20,158.255        10.92              220,128
   Qualified X (1.25)                                     283,435.154        10.87            3,080,940
   Qualified XI                                           259,399.400        11.14            2,889,709
   Qualified XII (0.05)                                    83,577.820        11.13              930,221
   Qualified XII (0.25)                                   118,156.085        11.36            1,342,253
   Qualified XII (0.35)                                    51,275.120        11.31              579,922
   Qualified XII (0.45)                                    32,304.611        11.25              363,427
   Qualified XII (0.55)                                   146,975.260        11.20            1,646,123
   Qualified XII (0.60)                                   201,231.107        11.18            2,249,764
   Qualified XII (0.65)                                    15,311.447        11.15              170,723
   Qualified XII (0.70)                                    60,038.178        11.13              668,225
   Qualified XII (0.75)                                   337,114.119        11.10            3,741,967
   Qualified XII (0.80)                                 1,316,755.644        11.10           14,615,988
   Qualified XII (0.85)                                   245,692.471        11.08            2,722,273
   Qualified XII (0.90)                                     9,471.936        11.05              104,665
   Qualified XII (0.95)                                   239,229.228        11.02            2,636,306

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES (CONTINUED)
   Qualified XII (1.00)                                 1,484,485.546   $    11.00   $       16,329,341
   Qualified XII (1.05)                                    38,962.017        10.97              427,413
   Qualified XII (1.10)                                    42,008.942        10.95              459,998
   Qualified XII (1.15)                                    17,052.030        10.92              186,208
   Qualified XII (1.20)                                    29,112.282        10.90              317,324
   Qualified XII (1.25)                                    35,587.005        10.87              386,831
   Qualified XII (1.30)                                     4,248.623        10.85               46,098
   Qualified XII (1.35)                                       902.434        10.82                9,764
   Qualified XII (1.40)                                    24,846.681        10.79              268,096
   Qualified XII (1.50)                                     2,334.035        10.74               25,068
   Qualified XV                                            14,300.177        11.02              157,588
   Qualified XVI                                           63,955.080        10.74              686,878
   Qualified XVII                                           9,481.532        10.87              103,064
   Qualified XVIII                                         10,501.097        10.87              114,147
   Qualified XXI                                           37,757.213        11.08              418,350
   Qualified XXII                                          30,183.421        11.11              335,338
   Qualified XXIV                                         105,831.971        11.04            1,168,385
   Qualified XXV                                           32,198.369        10.99              353,860
   Qualified XXVI                                           9,506.785        10.96              104,194
   Qualified XXVII                                      1,235,936.743        11.24           13,891,929
   Qualified XXVIII                                       804,290.681        11.20            9,008,056
                                                       --------------                ------------------
                                                       10,640,429.646                $      117,399,787
                                                       ==============                ==================
OPPENHEIMER MAIN STREET GROWTH & INCOME
   Currently payable annuity contracts                              -                $           28,115
                                                       --------------                ------------------
                                                                    -                $           28,115
                                                       ==============                ==================
OPPENHEIMER STRATEGIC BOND
   Currently payable annuity contracts:                                              $           11,612
   Contracts in accumulation period:
   Qualified V                                                101.329   $    11.11                1,126
   Qualified VI                                           405,891.960        11.19            4,541,931
   Qualified VIII                                           1,530.658        11.19               17,128
   Qualified X (1.25)                                      77,912.906        11.19              871,845
   Qualified XI                                            23,306.824        11.47              267,329
   Qualified XII (0.05)                                     2,716.777        11.45               31,107
   Qualified XII (0.25)                                    24,924.418        11.73              292,363
   Qualified XII (0.35)                                    11,139.049        11.68              130,104
   Qualified XII (0.45)                                    42,079.212        11.62              488,960
   Qualified XII (0.55)                                    14,818.236        11.57              171,447
   Qualified XII (0.60)                                    15,793.267        11.54              182,254
   Qualified XII (0.65)                                     5,753.837        11.51               66,227
   Qualified XII (0.70)                                     9,371.682        11.49              107,681
   Qualified XII (0.75)                                    27,831.132        11.46              318,945
   Qualified XII (0.80)                                    52,785.954        11.43              603,343
   Qualified XII (0.85)                                    27,082.194        11.40              308,737
   Qualified XII (0.90)                                     1,855.944        11.37               21,102
   Qualified XII (0.95)                                    39,345.637        11.35              446,573
   Qualified XII (1.00)                                    94,058.034        11.32            1,064,737
   Qualified XII (1.05)                                     9,372.335        11.30              105,907

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND (CONTINUED)
   Qualified XII (1.10)                                     7,504.218   $    11.27   $           84,573
   Qualified XII (1.15)                                     3,319.953        11.24               37,316
   Qualified XII (1.20)                                     2,801.248        11.22               31,430
   Qualified XII (1.25)                                     5,514.339        11.19               61,705
   Qualified XII (1.30)                                     2,280.895        11.16               25,455
   Qualified XII (1.35)                                       101.357        11.14                1,129
   Qualified XII (1.40)                                     4,167.048        11.11               46,296
   Qualified XII (1.50)                                       297.766        11.06                3,293
   Qualified XV                                             4,322.581        11.35               49,061
   Qualified XVI                                            3,630.121        11.06               40,149
   Qualified XVII                                             272.005        11.19                3,044
   Qualified XVIII                                         13,829.680        11.19              154,754
   Qualified XXI                                            1,372.483        11.41               15,660
   Qualified XXII                                          13,505.867        11.44              154,507
   Qualified XXIV                                           7,627.749        11.36               86,651
   Qualified XXV                                            9,248.054        11.32              104,688
   Qualified XXVI                                             896.464        11.28               10,112
   Qualified XXVII                                        214,928.444        11.30            2,428,691
   Qualified XXVIII                                       290,926.783        11.25            3,272,926
                                                        -------------                ------------------
                                                        1,474,218.440                $       16,661,898
                                                        =============                ==================
PAX WORLD BALANCED
   Contracts in accumulation period:
   Qualified VI                                               208.181   $     8.14   $            1,695
   Qualified XII (0.85)                                     7,092.389         8.22               58,299
   Qualified XXVII                                        188,162.837         8.21            1,544,817
                                                        -------------                ------------------
                                                          195,463.407                $        1,604,811
                                                        =============                ==================
PIONEER EQUITY INCOME VCT
   Contracts in accumulation period:
   Qualified VI                                           167,518.285   $     7.99   $        1,338,471
   Qualified VIII                                           2,411.809         7.99               19,270
   Qualified X (1.15)                                      28,883.126         8.00              231,065
   Qualified X (1.25)                                      22,002.476         7.99              175,800
   Qualified XII (0.55)                                    41,355.023         8.07              333,735
   Qualified XII (0.70)                                       569.869         8.05                4,587
   Qualified XII (0.75)                                       240.218         8.05                1,934
   Qualified XII (0.80)                                    90,750.330         8.04              729,633
   Qualified XII (0.85)                                    46,117.420         8.04              370,784
   Qualified XII (0.90)                                     3,892.955         8.03               31,260
   Qualified XII (0.95)                                    14,375.778         8.02              115,294
   Qualified XII (1.00)                                    36,243.514         8.02              290,673
   Qualified XII (1.05)                                     3,829.609         8.01               30,675
   Qualified XII (1.10)                                     6,328.641         8.01               50,692
   Qualified XII (1.15)                                       254.095         8.00                2,033
   Qualified XII (1.20)                                       387.170         7.99                3,093
   Qualified XII (1.25)                                     1,074.634         7.99                8,586
   Qualified XII (1.30)                                        64.965         7.98                  518
   Qualified XII (1.40)                                       569.123         7.97                4,536
   Qualified XII (1.50)                                        14.622         7.96                  116

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT (CONTINUED)
   Qualified XVI                                              377.671   $     7.96   $            3,006
   Qualified XVII                                             952.388         7.99                7,610
   Qualified XXI                                              487.273         8.04                3,918
   Qualified XXIV                                             355.848         8.03                2,857
   Qualified XXV                                            2,590.905         8.05               20,857
   Qualified XXVI                                             182.200         8.03                1,463
                                                          -----------                ------------------
                                                          471,829.947                $        3,782,466
                                                          ===========                ==================
PIONEER FUND VCT
   Contracts in accumulation period:
   Qualified VI                                            19,127.649   $     7.53   $          144,031
   Qualified VIII                                              71.203         7.53                  536
   Qualified X (1.25)                                       8,956.135         7.53               67,440
   Qualified XII (0.55)                                       835.815         7.61                6,361
   Qualified XII (0.65)                                        95.643         7.60                  727
   Qualified XII (0.80)                                     4,915.954         7.58               37,263
   Qualified XII (0.85)                                    11,262.419         7.58               85,369
   Qualified XII (0.95)                                     6,739.220         7.57               51,016
   Qualified XII (1.00)                                     3,683.047         7.56               27,844
   Qualified XII (1.10)                                       344.372         7.55                2,600
   Qualified XII (1.15)                                       389.210         7.54                2,935
   Qualified XII (1.20)                                       223.529         7.54                1,685
   Qualified XII (1.25)                                       238.797         7.53                1,798
   Qualified XII (1.40)                                        17.824         7.52                  134
   Qualified XVI                                               19.969         7.51                  150
   Qualified XXI                                              244.511         7.58                1,853
   Qualified XXIV                                              21.029         7.57                  159
                                                          -----------                ------------------
                                                           57,186.326                           431,901
                                                          ===========                ==================
PIONEER MID CAP VALUE VCT
   Contracts in accumulation period:
   Qualified VI                                            94,164.853   $     8.73   $          822,059
   Qualified X (1.15)                                      26,331.178         8.75              230,398
   Qualified X (1.25)                                      15,155.485         8.73              132,307
   Qualified XII (0.55)                                     5,114.611         8.82               45,111
   Qualified XII (0.65)                                       667.481         8.81                5,881
   Qualified XII (0.70)                                     1,894.385         8.80               16,671
   Qualified XII (0.75)                                       332.926         8.80                2,930
   Qualified XII (0.80)                                    31,016.642         8.79              272,636
   Qualified XII (0.85)                                    24,468.774         8.79              215,081
   Qualified XII (0.90)                                        38.419         8.78                  337
   Qualified XII (0.95)                                    16,242.943         8.77              142,451
   Qualified XII (1.00)                                    19,361.156         8.77              169,797
   Qualified XII (1.05)                                       289.654         8.76                2,537
   Qualified XII (1.10)                                       654.584         8.75                5,728
   Qualified XII (1.15)                                     1,148.291         8.75               10,048
   Qualified XII (1.20)                                       873.808         8.74                7,637
   Qualified XII (1.25)                                       315.653         8.73                2,756
   Qualified XII (1.40)                                       108.812         8.72                  949
   Qualified XII (1.50)                                     1,206.715         8.70               10,498
   Qualified XV                                               218.074         8.77                1,913

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
PIONEER MID CAP VALUE VCT (CONTINUED)
   Qualified XVI                                            1,528.621   $     8.70   $           13,299
   Qualified XVIII                                            653.745         8.73                5,707
   Qualified XXI                                              634.455         8.79                5,577
   Qualified XXIV                                           1,048.299         8.78                9,204
   Qualified XXV                                               86.375         8.80                  760
   Qualified XXVI                                           1,260.194         8.78               11,065
                                                          -----------                ------------------
                                                          244,816.133                $        2,143,337
                                                          ===========                ==================

QUALIFIED I      Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code");
                 tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section
                 408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
                 Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

QUALIFIED III    Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May
                 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

QUALIFIED V      Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue
                 Code.

QUALIFIED VI     Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

QUALIFIED VII    Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

QUALIFIED VIII   Group AetnaPlus Contracts issued in connection with
                 Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

QUALIFIED IX     Certain large group Contracts (Jumbo) that were converted to
                 ACES, an administrative system (previously valued under Qualified VI).

QUALIFIED X      Individual retirement annuity and Simplified Employee Pension
                 ("SEP") plans issued or converted to ACES, an administrative system.

QUALIFIED XI     Certain large group Contracts issued in connection with
                 deferred compensation plans adopted by state and local governments since January 1996.

QUALIFIED XII    Group Retirement Plus and Voluntary TDA Contracts issued since
                 1996 in connection with plans established pursuant to Section
                 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October
                 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

QUALIFIED XIII   Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).

QUALIFIED XIV    Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).

QUALIFIED XV     Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December
                 16, 1996 (previously valued under Qualified VI), and new
                 Contracts issued after that date in connection with certain deferred compensation plans.

QUALIFIED XVI    Group AetnaPlus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

QUALIFIED XVII   Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XVIII  Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XIX    Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XX     Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XXI    Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May
                 20, 1999.

QUALIFIED XXII   Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May
                 20, 1999.

QUALIFIED XXIV   Group Contract issued in connection with optional retirement plans having Contract modifications effective July 2000 to lower mortality and expense fee.

QUALIFIED XXV    Group Contract issued in connection with Aetna Government
                 Custom Choice plans having Contract modifications effective
                 October 2000 to lower mortality and expense fee.

QUALIFIED XXVI   Group Contract issued in connection with Aetna Government
                 Custom Choice plans having Contract modifications effective
                 October 2000 to lower mortality and expense fee.

QUALIFIED XXVII  Group Contract issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

QUALIFIED XXVIII Group Contract issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

QUALIFIED XXIX   Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May
                 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

QUALIFIED XXX    Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May
                 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

8. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation
     2002                              2,288      $4.26 to $7.11    $ 15,302        0.00%     0.00% to 1.50%   -25.48% to -24.62%
     2001                              2,119      $5.69 to $9.39      19,027        7.37%     0.00% to 1.75%   -24.43% to -23.55%
     2000                              1,839     $7.50 to $12.29      21,974            *                  *                    *

AIM V.I. Core Equity
     2002                              5,575      $5.00 to $6.54      34,728        0.33%     0.00% to 1.50%   -16.84% to -15.71%
     2001                              5,919      $5.99 to $7.76      44,279        0.05%     0.00% to 1.75%   -23.99% to -23.10%
     2000                              5,023     $7.84 to $10.04      48,981            *                  *                    *

AIM V.I. Growth
     2002                              2,722      $3.20 to $4.38      11,403        0.00%     0.25% to 1.50%   -32.00% to -31.21%
     2001                              2,533      $4.69 to $6.34      15,568        0.21%     0.00% to 1.75%   -34.87% to -34.11%
     2000                              2,061      $7.16 to $9.62      19,441            *                  *                    *

AIM V.I. Premier Equity
     2002                              2,777      $4.97 to $5.99      15,977        0.34%     0.25% to 1.50%   -31.30% to -30.50%
     2001                              2,682      $7.19 to $8.58      22,335        2.33%     0.00% to 1.75%   -13.87% to -12.88%
     2000                              1,903      $8.32 to $9.94      18,487            *                  *                    *

American Century(R) Income & Growth
     2002                                159     $7.02 to $21.67       1,152        1.30%     1.00% to 1.10%   -20.84% to -20.40%
     2001                                 62     $8.82 to $27.26         629            **    0.00% to 1.75%                    **
     2000                                   **                 **           **          **                 **                   **

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
Calvert Social Balanced
     2002                              3,111     $8.88 to $23.11    $ 49,766        2.70%     0.00% to 1.50%  -13.46% to -12.46%
     2001                              3,120    $10.23 to $26.58      58,340        5.40%     0.00% to 1.75%    -8.34% to -7.27%
     2000                              3,005    $11.13 to $28.86      63,262            *                  *                   *

Chapman DEM(R) Equity
     2002                                 11     $4.22 to $4.68           51           -      0.65% to 1.00%    -31.99% to 4.17%
     2001                                 13         $6.88                92            **    0.00% to 1.75%                   **
     2000                                   **                  **          **          **                 **                  **

Evergreen Special Values
     2002                                819    $11.44 to $11.56       9,367            -     0.95% to 1.00%    -7.97% to -7.92%
     2001                                316    $12.43 to $12.56       3,926            **    0.00% to 1.75%                   **
     2000                                   **                  **          **          **                 **                  **

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUNDS:
Fidelity(R) VIP Equity-Income
     2002                             16,267     $8.79 to $19.07     226,895        1.66%     0.00% to 1.50%  -18.19% to -17.24%
     2001                             13,666    $10.66 to $23.23     237,314        5.91%     0.00% to 1.75%    -6.38% to -5.29%
     2000                             10,367    $11.30 to $24.73     195,903            *                  *                   *

Fidelity(R) VIP Growth
     2002                             23,257     $8.30 to $18.00     277,744        0.25%     0.00% to 1.50%  -31.15% to -30.35%
     2001                             22,173    $11.97 to $26.05     388,351        7.04%     0.00% to 1.75%  -18.89% to -17.94%
     2000                             20,583    $14.65 to $32.00     448,872            *                  *                   *

Fidelity(R) VIP High Income
     2002                                529     $6.58 to $6.61        3,569        8.54%     1.00% to 1.50%      2.31% to 2.41%
     2001                                411     $6.43 to $6.45        2,694       12.33%     0.75% to 1.50%  -12.83% to -12.67%
     2000                                332     $7.38 to $7.39        2,450            *                  *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUNDS (CONTINUED):
Fidelity(R) VIP Overseas
     2002                              1,719    $5.21 to $9.79      $ 14,076        0.74%     0.00% to 1.50%  -21.47% to -20.56%
     2001                              1,306    $6.61 to $12.42       14,766       13.21%     0.00% to 1.75%  -22.35% to -21.44%
     2000                              1,232    $8.47 to $15.94       18,192            *                  *                   *

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUNDS II:
Fidelity(R) VIP II ASSET MANAGER(SM)
     2002                              1,221   $14.88 to $14.94       18,235        3.97%     1.00% to 1.10%   -9.73% to -9.64%
     2001                              1,306   $16.48 to $16.54       21,589        5.70%     1.05% to 1.25%   -5.29% to -5.10%
     2000                              1,362   $17.41 to $17.43       23,730            *                  *                   *

Fidelity(R) VIP II Contrafund(R)
     2002                             23,810   $10.26 to $19.58      382,356        0.79%     0.00% to 1.50%  -10.70% to -9.48%
     2001                             20,685   $11.40 to $21.82      375,287        3.44%     0.00% to 1.75%  -13.56% to -12.55%
     2000                             19,961   $11.84 to $25.13      420,902            *                  *                   *

Fidelity(R) VIP II Index 500
     2002                              4,302   $16.83 to $16.90       72,668        1.32%     1.00% to 1.10%  -23.10% to -23.32%
     2001                              4,378   $21.89 to $21.96       96,097        1.12%     1.05% to 1.25%  -13.20% to -13.03%
     2000                              4,146   $25.21 to $25.25      104,650            *                  *                   *

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS:
Franklin Small Cap Value Securities
     2002                                860    $9.19 to $9.32         7,951        0.55%     0.55% to 1.50%  -10.62% to -10.12%
     2001                                 13   $10.28 to $10.30          130            **    0.00% to 1.75%                   **
     2000                                   **                 **           **          **                 **                  **

ING GET FUND:
ING GET Fund - Series D
     2002                             22,908   $10.04 to $10.59      234,066        4.30%     0.25% to 1.75%   -1.09% to 0.06%
     2001                             28,027   $10.15 to $10.54      288,294        1.46%     0.25% to 1.75%    0.22% to 1.38%
     2000                             32,394   $10.13 to $10.38      331,079            *                  *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING GET FUND (CONTINUED):
ING GET Fund - Series E
     2002                             10,072   $10.23 to $10.62    $ 104,443        4.02%     0.25% to 1.75%    2.28% to 3.36%
     2001                             11,703   $10.01 to $10.28      118,197        0.79%     0.25% to 1.75%   -0.96% to 0.10%
     2000                             12,965   $10.10 to $10.27      131,675            *                  *                  *

ING GET Fund - Series G
     2002                              2,896   $10.16 to $10.48       29,756        3.84%     0.25% to 1.75%    3.15% to 4.13%
     2001                              3,400    $9.85 to $10.11       33,746        0.39%     0.25% to 1.75%   -0.35% to 0.08%
     2000                              3,829    $9.88 to $10.03       38,004            *                  *                  *

ING GET Fund - Series H
     2002                              2,251   $10.23 to $10.62       23,282        3.60%     0.25% to 1.75%    2.95% to 3.93%
     2001                              2,578    $9.93 to $10.17       25,808        0.47%     0.25% to 1.75%   -1.09% to 0.08%
     2000                              2,894    $9.87 to $10.16       29,176            *                  *                  *

ING GET Fund - Series I
     2002                                117        $10.15             1,190        3.54%         1.75%              3.52%
     2001                                128        $9.80              1,252        0.24%         1.75%             -0.60%
     2000                                138        $9.86              1,364            *                  *                  *

ING GET Fund - Series J
     2002                                 39        $10.10               394        3.47%         1.75%              4.23%
     2001                                 39        $9.69                381        0.16%         1.75%             -0.46%
     2000                                 47        $9.73                457            *                  *                  *

ING GET Fund - Series K
     2002                                200   $10.17 to $10.27        2,048        2.74%     1.25% to 1.75%    3.90% to 4.41%
     2001                                231    $9.79 to $9.84         2,275        0.00%     1.30% to 1.75%   -2.52% to -2.09%
     2000                                285   $10.04 to $10.05        2,863            *                  *                  *

ING GET Fund - Series L
     2002                                117        $10.12             1,187        0.05%          1.25%             1.41%
     2001                                131        $9.98              1,305        4.60%          1.30%            -0.36%
     2000                                  2        $10.02                16            *                  *                  *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING GET FUND (CONTINUED):
ING GET Fund - Series Q
     2002                                498        $10.11          $  5,031        2.28%         1.25%                        ***
     2001                                364        $10.00             3,642            **        1.05%                        **
     2000                                   **                 **           **          **                 **                  **

ING GET Fund - Series S
     2002                              4,624   $10.04 to $10.11       46,558            ***   0.25% to 1.75%                   ***
     2001                                   ***                ***          ***         ***                ***                 ***
     2000                                   ***                ***          ***         ***                ***                 ***

ING VP BALANCED
     2002                             32,476   $10.03 to $26.92      597,925        1.06%     0.00% to 1.50%  -11.64% to -10.62%
     2001                             36,765   $11.27 to $30.30      768,043        5.73%     0.00% to 1.75%   -5.66% to -4.54%
     2000                             38,718   $11.85 to $31.93      875,436            *                  *                   *

ING VP BOND
     2002                             24,208   $13.07 to $68.41      458,178        3.22%     0.00% to 1.50%    6.72% to 7.96%
     2001                             23,313   $12.15 to $63.81      409,596        6.40%     0.00% to 1.75%    7.12% to 8.37%
     2000                             17,978   $11.26 to $59.29      301,919            *                  *                   *

ING VP EMERGING MARKETS
     2002                                871    $5.75 to $5.77         5,020           -          1.00%       -10.24% to -10.23%
     2001                                859    $6.41 to $6.43         5,519       20.84%     1.00% to 1.25%  -11.54% to -11.37%
     2000                                878    $7.24 to $7.25         6,367            *                  *                   *

ING VP MONEY MARKET
     2002                             23,887   $11.78 to $49.45      368,846        3.78%     0.00% to 1.50%    0.11% to 1.27%
     2001                             24,401   $11.68 to $48.83      374,569        5.45%     0.00% to 1.75%    2.38% to 3.62%
     2000                             21,736   $11.32 to $47.51      322,714            *                  *                   *

ING VP NATURAL RESOURCES
     2002                              1,022    $8.30 to $13.46       11,897        0.18%     0.00% to 1.50%   -3.56% to -2.54%
     2001                              1,061    $8.54 to $13.82       12,751           -      0.00% to 1.75%  -17.19% to -16.23%
     2000                              1,140   $10.24 to $16.64       16,696            *                  *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING GENERATIONS PORTFOLIOS, INC.:
ING VP Strategic Allocation
 Balanced
     2002                              3,907    $8.84 to $13.98     $ 47,846       2.59%      0.00% to 1.50%  -10.89% to -9.85%
     2001                              4,144    $9.85 to $15.59       57,038       2.54%      0.00% to 1.75%   -8.39% to -7.32%
     2000                              4,127   $10.67 to $16.92       62,530           *                   *                   *

ING VP Strategic Allocation Growth
     2002                              4,739    $7.99 to $13.73       56,046       1.75%      0.00% to 1.50%  -15.04% to -14.06%
     2001                              4,817    $9.34 to $16.07       67,010       1.60%      0.00% to 1.75%  -12.87% to -11.85%
     2000                              4,801   $10.63 to $18.33       77,057           *                   *                   *

ING VP Strategic Allocation Income
     2002                              2,347   $10.23 to $14.66       31,610       3.44%      0.00% to 1.50%   -5.77% to -4.68%
     2001                              2,600   $10.77 to $15.41       37,096       4.35%      0.00% to 1.75%   -3.84% to -2.71%
     2000                              2,622   $11.12 to $15.89       39,124           *                   *                   *

ING PARTNERS, INC.:
ING Alger Aggressive Growth -
 Initial Class
     2002                                  -        $9.58                  -           ***             0.00%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING Alger Aggressive Growth -
 Service Class
     2002                                166    $5.00 to $7.32           902           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING Alger Growth
     2002                                 39    $6.48 to $6.85           255           ***    0.75% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING American Century Small Cap
 Value
     2002                                227    $8.07 to $8.12         1,834           ***    0.55% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING PARTNERS, INC. (CONTINUED):
ING Baron Small Cap Growth
     2002                                372    $8.67 to $8.73      $  3,239           ***    0.55% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING DSI Enhanced Index
     2002                                 19    $6.18 to $8.04           126           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING Goldman Sachs(R) Capital Growth
     2002                                 43    $7.59 to $8.32           347           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING JPMorgan Fleming International
     2002                              8,676    $7.24 to $15.19      107,839       0.62%      0.00% to 1.50%  -19.30% to -18.37%
     2001                              9,398    $8.90 to $18.73      145,566      23.69%      0.00% to 1.75%  -28.02% to -27.18%
     2000                             10,064   $12.27 to $25.91      219,543           *                   *                   *

ING JPMorgan Mid Cap Value
     2002                                113    $9.15 to $9.21         1,038           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING MFS Capital Opportunities
     2002                              8,811    $7.36 to $20.69      129,150          -       0.00% to 1.50%  -31.20% to -30.41%
     2001                              9,985   $10.67 to $29.93      216,006      18.63%      0.00% to 1.75%  -25.88% to -25.02%
     2000                              9,596   $14.36 to $40.20      291,499           *                   *                   *

ING MFS Global Growth
     2002                                 24    $8.30 to $8.35           202           ***    0.70% to 1.50%         ***
     2001                                   ***                ***          ***        ***                 ***               ***
     2000                                   ***                ***          ***        ***                 ***               ***

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING PARTNERS, INC. (CONTINUED):
ING MFS Research
     2002                             11,666    $6.95 to $11.58    $ 114,492      0.20%       0.00% to 1.50%  -26.01% to -25.15%
     2001                             12,954    $9.39 to $15.50      172,262     20.46%       0.00% to 1.75%  -22.07% to -21.20%
     2000                             13,514   $12.05 to $19.72      234,529          *                    *                   *

ING OpCap Balanced Value
     2002                                 59    $8.00 to $9.69           515          ***     0.70% to 1.50%                   ***
     2001                                   ***                ***          ***       ***                  ***                 ***
     2000                                   ***                ***          ***       ***                  ***                 ***

ING PIMCO Total Return
     2002                              1,518   $10.70 to $10.77       16,279          ***     0.55% to 1.50%                   ***
     2001                                   ***                ***          ***       ***                  ***                 ***
     2000                                   ***                ***          ***       ***                  ***                 ***

ING Salomon Brothers Aggressive
 Growth
     2002                             21,979    $5.54 to $9.90       175,927         -        0.00% to 1.50%  -36.27% to -35.53%
     2001                             24,305    $8.63 to $15.50      305,237      6.20%       0.00% to 1.75%  -26.33% to -25.47%
     2000                             24,658   $11.63 to $20.98      425,188          *                    *                   *

ING Salomon Brothers Capital
     2002                                 23    $7.48 to $11.99          244          ***     0.60% to 1.50%                   ***
     2001                                   ***                ***          ***       ***                  ***                 ***
     2000                                   ***                ***          ***       ***                  ***                 ***

ING Salomon Brothers Investors
 Value
     2002                                 67    $7.62 to $9.89           635          ***     0.60% to 1.40%                   ***
     2001                                   ***                ***          ***       ***                  ***                 ***
     2000                                   ***                ***          ***       ***                  ***                 ***

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING PARTNERS, INC. (CONTINUED):
ING T. Rowe Price Growth Equity
     2002                             12,185    $9.02 to $16.86    $ 169,889       0.19%      0.00% to 1.50%  -24.44% to -23.64%
     2001                             12,122   $11.85 to $22.20      223,753      15.67%      0.00% to 1.75%  -11.56% to -10.53%
     2000                             11,636   $13.30 to $24.99      244,865          *               *                        *

ING UBS Tactical Asset Allocation
     2002                                 42    $7.61 to $23.76          474           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING Van Kampen Comstock
     2002                                983    $8.29 to $8.35         8,175           ***    0.55% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING VARIABLE FUNDS:
ING VP Growth and Income
     2002                            139,292    $6.29 to $199.83    2,141,418      0.84%      0.00% to 1.50%  -26.11% to -25.25%
     2001                            162,099    $8.45 to $268.94    3,399,498      0.60%      0.00% to 1.75%  -19.62% to -18.68%
     2000                            178,363   $10.44 to $332.72    4,739,548          *                   *                   *

ING VARIABLE PORTFOLIOS, INC.:
ING VP Growth
     2002                              7,963    $3.92 to $10.79       76,539          -       0.00% to 1.50%  -30.00% to -29.19%
     2001                              8,753    $5.57 to $15.43      120,765      11.29%      0.00% to 1.75%  -28.16% to -27.32%
     2000                              8,901    $7.72 to $21.24      171,159           *                   *                   *

ING VP Index Plus LargeCap
     2002                             29,577    $8.36 to $14.03      378,460       0.24%      0.00% to 1.50%  -22.70% to -21.80%
     2001                             27,743   $10.73 to $18.18      459,606       4.07%      0.00% to 1.75%  -14.92% to -13.92%
     2000                             25,137   $12.52 to $21.13      488,938           *                   *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING VARIABLE PORTFOLIOS, INC.
 (CONTINUED):
ING VP Index Plus MidCap
     2002                             11,364   $12.33 to $13.38    $ 144,261       0.45%      0.00% to 1.50%  -13.40% to -12.40%
     2001                              6,071   $14.24 to $15.20       88,491       5.86%      0.00% to 1.75%   -2.80% to -1.67%
     2000                              3,705   $14.65 to $15.46       55,395           *                   *                   *

ING VP Index Plus SmallCap
     2002                              5,909    $8.96 to $9.88        54,579       0.17%      0.00% to 1.50%  -14.50% to -13.51%
     2001                              2,687   $10.48 to $11.37       28,860       4.91%      0.00% to 1.75%    0.87% to 2.05%
     2000                              1,211    $9.94 to $11.14       12,843           *                   *                   *

ING VP International Equity
     2002                              1,316    $4.43 to $6.40         8,248       0.22%      0.00% to 1.50%  -27.77% to -26.93%
     2001                              1,269    $6.10 to $8.79        10,978       0.11%      0.00% to 1.75%  -25.02% to -24.14%
     2000                              1,117    $8.09 to $11.62       12,949           *                   *                   *

ING VP Small Company
     2002                              9,115    $7.15 to $14.86      115,085       0.48%      0.00% to 1.50%  -24.37% to -23.50%
     2001                              7,976    $9.41 to $19.68      134,200       3.51%      0.00% to 1.75%    2.44% to 3.64%
     2000                              6,314    $9.15 to $19.00      104,712           *                   *                   *

ING VP Technology
     2002                              8,904    $2.53 to $2.64        23,001          -       0.00% to 1.50%  -42.16% to -41.49%
     2001                              7,145    $4.35 to $4.50        31,754          -       0.00% to 1.75%  -24.13% to -23.22%
     2000                              4,262    $5.71 to $5.87        24,855           *                   *                   *

ING VP Value Opportunity
     2002                              9,633    $9.09 to $13.82      115,345       0.46%      0.00% to 1.50%  -27.07% to -26.22%
     2001                              7,322   $12.37 to $18.98      118,660       4.66%      0.00% to 1.75%  -10.97% to -9.93%
     2000                              3,530   $13.79 to $20.91       63,066           *                   *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING VARIABLE PRODUCTS:
ING VP Growth Opportunities
     2002                                 26    $6.00 to $6.08      $    158          -       0.55% to 1.40%       -32.22%
     2001                                  1         $8.92                10           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

ING VP International Value
     2002                              1,603    $7.95 to $8.07        12,825       0.86%      0.45% to 1.50%  -16.56% to -16.17%
     2001                                160    $9.54 to $9.56         1,529           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

ING VP MagnaCap
     2002                                 80    $6.82 to $6.86           544           ***    0.60% to 1.40%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING VP MidCap Opportunities
     2002                                 66    $6.89 to $6.99           457          -       0.55% to 1.50%  -26.79% to -26.57%
     2001                                  3    $9.45 to $9.46            30           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

ING VP SmallCap Opportunities
     2002                                446    $4.96 to $5.04         2,239          -       0.45% to 1.50%  -44.29% to -44.13%
     2001                                  7    $8.95 to $8.96            59           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

JANUS ASPEN SERIES:
Janus Aspen Series Aggressive
 Growth
     2002                             31,862    $7.88 to $15.46      369,184          -       0.00% to 1.50%  -29.01% to -28.04%
     2001                             34,630   $11.02 to $21.67      569,410          -       0.00% to 1.75%  -40.36% to -39.66%
     2000                             33,795   $18.33 to $36.17      950,193           *                   *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
JANUS ASPEN SERIES (CONTINUED):
Janus Aspen Series Balanced
     2002                             19,717    $8.29 to $21.87   $   353,540      2.57%      0.00% to 1.50%   -7.84% to -6.77%
     2001                             17,000    $8.95 to $23.65       338,450      2.71%      0.00% to 1.75%   -6.13% to -5.04%
     2000                             13,548    $9.49 to $25.11       296,054          *                   *                   *

Janus Aspen Series Capital
 Appreciation
     2002                                326    $6.15 to $8.32          2,019      0.33%      1.00% to 1.25%       -16.77%
     2001                                 72         $7.39                530          **     0.00% to 1.75%                   **
     2000                                   **                 **            **        **                  **                  **

Janus Aspen Series Flexible Income
     2002                              5,626   $12.74 to $19.53        92,271      4.52%      0.00% to 1.50%   8.83% to 10.09%
     2001                              3,776   $11.67 to $17.78        56,744      6.11%      0.00% to 1.75%    6.13% to 7.36%
     2000                              2,595   $10.97 to $16.61        36,898          *                   *                   *

Janus Aspen Series Growth
     2002                             16,346    $7.70 to $14.67       199,166         -       0.00% to 1.50%  -27.61% to -26.77%
     2001                             18,060   $10.56 to $20.16       305,619      0.25%      0.00% to 1.75%  -25.86% to -25.00%
     2000                             17,916   $14.14 to $27.07       412,686          *                   *                   *

Janus Aspen Series Worldwide
 Growth
     2002                             36,207    $7.94 to $18.36       513,443      0.87%      0.00% to 1.50%  -26.61% to -25.61%
     2001                             40,344   $10.75 to $24.94       783,656      0.45%      0.00% to 1.75%  -23.60% to -22.71%
     2000                             42,211   $13.96 to $32.52     1,083,720          *                   *                   *

Janus Twenty
     2002                                 99    $3.86 to $3.88            383      0.63%      0.95% to 1.10%  -24.85% to -24.74%
     2001                                 97    $5.14 to $5.15            497          **     0.00% to 1.75%                   **
     2000                                   **                 **            **        **                  **                  **

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
LORD ABBETT FUNDS:
Lord Abbett Growth and Income
     2002                              1,545    $7.83 to $7.93      $ 12,172       1.05%      0.55% to 1.50%  -19.17% to -18.81%
     2001                                126    $9.70 to $9.72         1,226           **     0.00% to 1.75%                   **
     2000                                   **                 **         **           **                  **                  **

Lord Abbett Mid-Cap Value - Class A
     2002                                  2         $9.50                21           ***            0.00%                    ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

Lord Abbett Mid-Cap Value
     2002                              1,213    $8.29 to $8.41        10,124       1.08%      0.55% to 1.50%  -10.91% to -10.64%
     2001                                 28    $9.34 to $9.35           265           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Total Return
     2002                              3,443   $11.41 to $11.45       39,338       1.50%      1.00% to 1.10%   -6.21% to -6.11%
     2001                              1,743   $12.16 to $12.20       21,228       3.77%      1.05% to 1.25%   -1.00% to -0.81%
     2000                                395   $12.28 to $12.30        4,860           *                   *                   *

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Aggressive Growth
     2002                                  -                  -            3           ***            1.25%                    ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

Oppenheimer Developing Markets
     2002                                145         $8.91             1,294       2.50%          1.00%             -2.58%
     2001                                 24    $9.15 to $13.82          223           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 (CONTINUED):
Oppenheimer Global Securities
     2002                             10,640   $10.74 to $11.36   $  117,400       0.51%      0.00% to 1.50%  -23.30% to -22.41%
     2001                              6,078   $14.01 to $14.59       86,986      10.25%      0.00% to 1.75%  -13.36% to -12.34%
     2000                              3,052   $16.17 to $16.76       50,259           *                   *                   *
Oppenheimer Main Street Growth &
 Income
     2002                                  -                  -           28           ***    1.25% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

Oppenheimer Strategic Bond
     2002                              1,474   $11.06 to $11.73       16,662       6.58%      0.00% to 1.50%    5.84% to 7.07%
     2001                                924   $10.45 to $10.91        9,817       6.28%      0.00% to 1.75%    3.28% to 4.48%
     2000                                586   $10.12 to $10.79        6,010           *                   *                   *

PAX WORLD BALANCED
     2002                                195    $8.14 to $8.22         1,605       1.68%      0.85% to 1.25%        -9.77%
     2001                                254          $9.10            2,309           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

PIONEER VARIABLE CONTRACTS:
Pioneer Equity Income VCT
     2002                                472    $7.96 to $8.07         3,782       2.54%      0.55% to 1.50%  -16.99% to -16.62%
     2001                                  9    $9.60 to $9.62            88           **      0.00% to 1.75%                  **
     2000                                   **                 **           **         **                  **                  **

Pioneer Fund VCT
     2002                                 57    $7.51 to $7.61           432       1.24%      0.55% to 1.50%  -20.16% to -19.80%
     2001                                  1    $9.41 to $9.43             9           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
PIONEER VARIABLE CONTRACTS
 (CONTINUED):
Pioneer Mid Cap Value VCT
     2002                                245     $8.70 to $8.82     $  2,143       0.33%      0.55% to 1.50%  -12.53% to -12.05%
     2001                                  8     $9.95 to $9.97           81           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

*    Not provided for 2000.
** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.
*** As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A WHOLLY-OWNED SUBSIDIARY OF ING RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Reports of Independent Auditors...................   F-2

Consolidated Financial Statements:

    Consolidated Income Statements for the years
       ended December 31, 2002 and 2001, one month
       ended December 31, 2000 and eleven months
       ended November 30, 2000....................   F-4

    Consolidated Balance Sheets as of
       December 31, 2002 and 2001.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the years ended
       December 31, 2002 and 2001, one month ended
       December 31, 2000 and eleven months ended
       November 30, 2000..........................   F-6

    Consolidated Statements of Cash Flows for the
       years ended December 31, 2002 and 2001, one
       month ended December 31, 2000 and eleven
       months ended November 30, 2000.............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years then ended, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                /s/ Ernst & Young LLP

Atlanta, Georgia
March 25, 2003

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated statements of income, changes in shareholder's equity and cash flows of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of ING Life Insurance and Annuity Company and Subsidiaries for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                         CONSOLIDATED INCOME STATEMENTS
                                   (Millions)

                                                                             Preacquisition
                                                                One month    Eleven months
                                 Year ended     Year ended        ended          ended
                                December 31,   December 31,   December 31,    November 30,
                                    2002           2001           2000            2000
                                -------------  -------------  -------------  --------------
Revenues:
  Premiums                        $    98.7      $  114.2         $ 16.5        $  137.7
  Fee income                          418.2         553.4           49.8           573.3
  Net investment income               959.5         888.4           78.6           833.8
  Net realized capital gains
    (losses)                         (101.0)        (21.0)           1.8           (37.2)
                                  ---------      --------         ------        --------
      Total revenue                 1,375.4       1,535.0          146.7         1,507.6
                                  ---------      --------         ------        --------
Benefits, losses and expenses:
  Benefits:
    Interest credited and
      other benefits to
      policyholders                   746.4         729.6           68.9           726.7
  Underwriting, acquisition,
    and insurance expenses:
    Operating expenses                361.4         444.2           49.1           414.6
  Amortization:
    Deferred policy
      acquisition costs and
      value of business
      acquired                        181.5         112.0           10.2           116.7
    Goodwill                             --          61.9             --              --
                                  ---------      --------         ------        --------
      Total benefits, losses
        and expenses                1,289.3       1,347.7          128.2         1,258.0
                                  ---------      --------         ------        --------

Income before income taxes,
  discontinued operations and
  cumulative effect of change
  in accounting principle              86.1         187.3           18.5           249.6
  Income tax expense                   18.6          87.4            5.9            78.1
                                  ---------      --------         ------        --------

Income before discontinued
  operations and cumulative
  effect of change in
  accounting principle                 67.5          99.9           12.6           171.5
Discontinued operations, net
  of tax                                 --            --             --             5.7
Cumulative effect of change in
  accounting principle             (2,412.1)           --             --              --
                                  ---------      --------         ------        --------
Net income (loss)                 $(2,344.6)     $   99.9         $ 12.6        $  177.2
                                  =========      ========         ======        ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (Millions, except share data)

                                           As of December 31,
                                          --------------------
                                            2002       2001
                                          ---------  ---------
                 ASSETS
Investments:
  Fixed maturities, available for sale,
    at fair value (amortized cost of
    $15,041.2 at 2002 and $13,249.2 at
    2001)                                 $15,767.0  $13,539.9
  Equity securities at fair value:
    Nonredeemable preferred stock (cost
      of $34.2 at 2002 and $27.0 at
      2001)                                    34.2       24.6
    Investment in affiliated mutual
      funds (cost of $203.9 at 2002 and
      $22.9 at 2001)                          201.0       25.0
    Common stock (cost of $0.2 at 2002
      and $2.3 at 2001)                         0.2        0.7
  Mortgage loans on real estate               576.6      241.3
  Policy loans                                296.3      329.0
  Short-term investments                        6.2       31.7
  Other investments                            52.2       18.2
  Securities pledged to creditors
    (amortized cost of $154.9 at 2002
    and $466.9 at 2001)                       155.0      467.2
                                          ---------  ---------
        Total investments                  17,088.7   14,677.6
Cash and cash equivalents                      65.4       82.0
Short term investments under securities
  loan agreement                              164.3      488.8
Accrued investment income                     170.9      160.9
Reciprocal loan with affiliate                   --      191.1
Reinsurance recoverable                     2,986.5    2,990.7
Deferred policy acquisition costs             229.8      121.3
Value of business acquired                  1,438.4    1,601.8
Goodwill (net of accumulated
  amortization of $61.9 at 2001)                 --    2,412.1
Property, plant and equipment (net of
  accumulated depreciation of $56.0 at
  2002 and $33.9 at 2001)                      49.8       66.1
Other assets                                  145.8      149.7
Assets held in separate accounts           28,071.1   32,663.1
                                          ---------  ---------
        Total assets                      $50,410.7  $55,605.2
                                          =========  =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
  Future policy benefits and claims'
    reserves                              $ 3,305.2  $ 3,996.8
  Unpaid claims and claim expenses             30.0       28.8
  Other policyholder's funds               14,756.0   12,135.8
                                          ---------  ---------
        Total policy liabilities and
          accruals                         18,091.2   16,161.4
  Payables under securities loan
    agreement                                 164.3      488.8
  Current income taxes                         84.5       59.2
  Deferred income taxes                       163.1      153.7
  Other liabilities                         1,573.7    1,624.7
  Liabilities related to separate
    accounts                               28,071.1   32,663.1
                                          ---------  ---------
        Total liabilities                  48,147.9   51,150.9
                                          ---------  ---------
Shareholder's equity:
  Common stock (100,000 shares
    authorized; 55,000 shares issued and
    outstanding, $50.00 per share par
    value)                                      2.8        2.8
  Additional paid-in capital                4,416.5    4,292.4
  Accumulated other comprehensive income      108.3       46.6
  Retained earnings (deficit)              (2,264.8)     112.5
                                          ---------  ---------
        Total shareholder's equity          2,262.8    4,454.3
                                          ---------  ---------
          Total liabilities and
            shareholder's equity          $50,410.7  $55,605.2
                                          =========  =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                Accumulated
                                                   Other
                                   Additional  Comprehensive  Retained       Total
                           Common   Paid-in-      Income      Earnings   Shareholder's
                           Stock    Capital       (Loss)      (Deficit)     Equity
                           ------  ----------  -------------  ---------  -------------
Balance at December 31,
  1999                      $2.8    $  431.9       $(44.8)    $  995.8     $ 1,385.7
Comprehensive income:
  Net income                  --          --           --        177.2         177.2
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($79.4
        pretax)               --          --         51.6           --          51.6
                                                                           ---------
Comprehensive income                                                           228.8
Adjustment for purchase
  accounting                  --     3,751.7           --     (1,173.0)      2,578.7
Capital contributions         --       129.5           --           --         129.5
Common stock dividends        --       (10.1)          --           --         (10.1)
Other changes                 --         0.8           --           --           0.8
                            ----    --------       ------     ---------    ---------
Balance at November 30,
  2000                       2.8     4,303.8          6.8           --       4,313.4
Comprehensive income:
  Net income                  --          --           --         12.6          12.6
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($28.7
        pretax)               --          --         18.6           --          18.6
                                                                           ---------
Comprehensive income                                                            31.2
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2000                       2.8     4,303.8         25.4         12.6       4,344.6
Comprehensive income:
  Net income                  --          --           --         99.9          99.9
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($32.5
        pretax)               --          --         21.2           --          21.2
                                                                           ---------
Comprehensive income                                                           121.1
Return of capital             --       (11.3)          --           --         (11.3)
Other changes                 --        (0.1)          --           --          (0.1)
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2001                       2.8     4,292.4         46.6        112.5       4,454.3
Comprehensive income:
  Net (loss)                  --          --           --     (2,344.6)     (2,344.6)
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($94.9
        pretax)               --          --         61.7           --          61.7
                                                                           ---------
Comprehensive (loss)                                                        (2,282.9)
Distribution of IA Holdco     --       (27.4)          --        (32.7)        (60.1)
Capital contributions         --       164.3           --           --         164.3
SERP -- transfer              --       (15.1)          --           --         (15.1)
Other changes                 --         2.3           --           --           2.3
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2002                      $2.8    $4,416.5       $108.3     $(2,264.8)   $ 2,262.8
                            ----    --------       ------     ---------    ---------

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                                           Preacquisition
                                                                                           --------------
                                                                             One month     Eleven months
                                      Year ended           Year ended          ended           ended
                                     December 31,         December 31,     December 31,     November 30,
                                         2002                 2001             2000             2000
                                -----------------------  ---------------  ---------------  --------------
Cash Flows from Operating
  Activities:
Net income (loss)                     $ (2,344.6)          $     99.9         $  12.6        $    177.2
Adjustments to reconcile net
  income to net cash provided
  by operating activities:
  Net amortization or
    (accretion) of discount on
    investments                            115.5                 (1.2)           (2.7)            (32.6)
  Amortization of deferred
    gain on sale                              --                   --              --              (5.7)
  Net realized capital (gains)
    losses                                 101.0                 21.0            (1.8)             37.2
  (Increase) decrease in
    accrued investment income              (10.0)               (13.7)            6.6              (3.1)
  (Increase) decrease in
    premiums due and other
    receivables                            172.7                (95.6)           31.1             (23.7)
  (Increase) decrease in
    policy loans                              --                 10.3             0.1             (25.4)
  (Increase) decrease in
    deferred policy
    acquisition costs                     (108.5)              (121.3)          (12.2)           (136.6)
  (Increase) decrease in value
    of business acquired                   139.4                 13.9              --                --
  Amortization of goodwill                    --                 61.9              --                --
  Impairment of goodwill                 2,412.1                   --              --                --
  Increase (decrease) in
    universal life account
    balances                                  --                 17.6            (3.8)             23.8
  Change in other insurance
    reserve liabilities                    953.7               (136.3)           (5.3)             85.6
  Change in other assets and
    liabilities                             72.8                (68.0)          103.9             (75.2)
  Provision for deferred
    income taxes                            23.6                 89.5           (14.3)             23.1
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) operating activities              1,527.7               (122.0)          114.2              44.6
                                      ----------           ----------         -------        ----------
Cash Flows from Investing
  Activities:
  Proceeds from the sale of:
    Fixed maturities available
      for sale                          24,980.4             14,216.7           233.0          10,083.2
    Equity securities                       57.2                  4.4             1.5             118.4
    Mortgages                                2.0                  5.2             0.1               2.1
  Investment maturities and
    collections of:
    Fixed maturities available
      for sale                           1,334.9              1,121.8            53.7             573.1
    Short-term investments              11,796.7              7,087.3             0.4              59.9
  Acquisition of investments:
    Fixed maturities available
      for sale                         (28,105.5)           (16,489.8)         (230.7)        (10,505.5)
    Equity securities                      (81.8)               (50.0)          (27.8)            (17.6)
    Short-term investments             (11,771.3)            (6,991.1)          (10.0)           (113.1)
    Mortgages                             (343.7)              (242.0)             --                --
  (Increase) decrease in
    policy loans                            32.7                   --              --                --
  (Increase) decrease in
    property and equipment                  (5.8)                 7.4             1.9               5.4
  Other, net                               (47.8)                (4.7)            0.3              (4.0)
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) investing activities             (2,152.0)            (1,334.8)           22.4             201.9
                                      ----------           ----------         -------        ----------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                            1,332.5              1,941.5           164.2           1,529.7
  Maturities and withdrawals
    from insurance contracts              (741.4)            (1,082.7)         (156.3)         (1,832.6)
Capital contribution from
  HOLDCO                                      --                   --              --              73.5
Return of capital                             --                (11.3)             --                --
Dividends paid to shareholder                 --                   --              --             (10.1)
Other, net                                  16.6               (105.0)          (73.6)             22.0
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) financing activities                607.7                742.5           (65.7)           (217.5)
                                      ----------           ----------         -------        ----------
Net increase (decrease) in
  cash and cash equivalents                (16.6)              (714.3)           70.9              29.0
Effect of exchange rate
  changes on cash and cash
  equivalents                                 --                   --              --               2.0
Cash and cash equivalents,
  beginning of period                       82.0                796.3           725.4             694.4
                                      ----------           ----------         -------        ----------
Cash and cash equivalents, end
  of period                           $     65.4           $     82.0         $ 796.3        $    725.4
                                      ==========           ==========         =======        ==========
Supplemental cash flow
  information:
Income taxes (received) paid,
  net                                 $      6.7           $    (12.3)        $  20.3        $     39.9
                                      ==========           ==========         =======        ==========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ING Life Insurance and Annuity Company ("ILAIC" or the "Company") and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisors, LLC ("IFA"), and through February 28, 2002, Aetna Investment Adviser Holding
    Company, Inc. ("IA Holdco"). The Company is a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which is a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). IRSI is ultimately owned by ING Groep N.V. ("ING"), a financial services company based in the Netherlands.

    HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain IRSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly were excluded from the pre-acquisition Consolidated Statement of Cash Flows for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2,297.4 million. Goodwill was amortized over a period of 40 years prior to January 1, 2002.

    The allocation of the purchase price to assets and liabilities was subjected to further refinement throughout 2001 as additional information became available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations were as follows:

    The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

    The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

    The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

    The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

    The Company adjusted its reserve for other policyholders' funds in order to conform its accounting policies with those of ING;

    The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

    The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but were no longer providing a benefit to the Company's operations, was warranted; and

    The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million. The pro forma adjustments, which did not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

    USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

    Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.

    Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations included universal life, variable universal life, traditional whole life and term insurance.

    DESCRIPTION OF BUSINESS

    The Company offers annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In June 2001, the Financial Accounting Standards Board ("FASB") issued FAS No. 142, "Goodwill and Other Intangible Assets," ("FAS No.142"), effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

    As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

    The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $2,412.1 million, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Income Statement.

    Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                          Preacquisition
                                                                          --------------
                                                            One month     Eleven months
                                          Year ended          ended           ended
                                         December 31,     December 31,     November 30,
   (Millions)                                2001             2000             2000
   Reported net income after tax            $ 99.9            $12.6           $177.2
   Add back goodwill amortization, net
     of tax                                   61.9               --               --
   -------------------------------------------------------------------------------------
   Adjusted net income after tax            $161.8            $12.6           $177.2
   =====================================================================================

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement 133, FAS No.138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

    The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions.

    Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2002 and 2001, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

    GUARANTEES

    In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

    FUTURE ACCOUNTING STANDARDS

    EMBEDDED DERIVATIVES

    The FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS No.133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36, "Embedded Derivatives:
    Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

    FASB INTERPRETATION NO. 46 CONSOLIDATION OF VARIABLE INTEREST ENTITIES

    In January 2003, FASB issued Interpretation No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities" ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interest in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

    In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with the VIEs and does not believe it has any significant investments or ownership in VIEs.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    RECLASSIFICATIONS

    Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

    The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

    In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

    When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in other policyholders' funds. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations.

    Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                Gross       Gross
   December 31, 2002               Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   Total securities pledged to
     creditors                      $154.9       $0.1        $ --      $155.0
   ===========================================================================

                                                Gross       Gross
   December 31, 2001               Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   Total securities pledged to
     creditors                      $466.9       $1.1        $0.8      $467.2
   ===========================================================================

    Total securities pledged to creditors at December 31, 2002 and 2001 consisted entirely of fixed maturity securities.

    The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

    On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

    DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

    Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. VOBA is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

    The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

    Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

    Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

    DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Activity for the year-ended December 31, 2002 within VOBA was as follows:

   (Millions)
   Balance at December 31, 2001                        $1,601.8
   Adjustment for unrealized gain (loss)                 (21.9)
   Additions                                              25.0
   Interest accrued at 7%                                 86.8
   Amortization                                         (253.3)
   ------------------------------------------------------------
   Balance at December 31, 2002                        $1,438.4
   ============================================================

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $105.6 million, $102.1 million, $101.9 million, $91.5 million and $88.3 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near-term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. In 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net $15.9 million of federal income tax benefit.

    POLICY LIABILITIES AND ACCRUALS

    Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 12.3% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No.115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees are recorded as revenue in and are included in the fee income line on the Income Statements assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

    SEPARATE ACCOUNTS

    Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $29.7 million and of $10.8 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 10.0% in 2002 and 3.0% to 14.0% in 2001.

    Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2002 and 2001 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business.

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  INVESTMENTS

    Fixed maturities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2002 (Millions)                   Cost       Gains       Losses       Value
   U.S. government and government
     agencies and authorities      $   74.2     $  2.9      $  --      $    77.1

   States, municipalities and
     political subdivisions            10.2        2.5         --           12.7

   U.S. corporate securities:
       Public utilities               627.6       28.1        6.4          649.3
       Other corporate securities   7,742.6      543.5       33.1        8,253.0
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   8,370.2      571.6       39.5        8,902.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     336.9       18.2        6.6          348.5
       Other                          148.0        8.4        1.2          155.2
   ------------------------------------------------------------------------------
     Total foreign securities         484.9       26.6        7.8          503.7
   ------------------------------------------------------------------------------
   Mortgage-backed securities       5,374.2      167.1       34.0        5,507.3
   Other asset-backed securities      882.4       47.0       10.5          918.9
   ------------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors          15,196.1      817.7       91.8       15,922.0
   Less: Fixed maturities pledged
     to creditors                     154.9        0.1         --          155.0
   ------------------------------------------------------------------------------

   Fixed maturities                $15,041.2    $817.6      $91.8      $15,767.0
   ==============================================================================

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
     Public utilities                 268.5        6.5        7.9          267.1
     Other corporate securities     6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
   Total U.S. corporate
     securities                     6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
     Government                       153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Mortgage-backed securities     4,513.3       90.1       15.9        4,587.5
     Other asset-backed
       securities                   2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1
   Less: Fixed maturities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------
   Fixed maturities                $13,249.2    $389.5      $98.8      $13,539.9
   ==============================================================================

    At December 31, 2002 and 2001, net unrealized appreciation of $725.9 million and $291.0 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included
    $563.1 million and $233.0 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

    The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   Due to mature:
     One year or less                        $     --   $      --
     After one year through five years        1,826.6     1,907.8
     After five years through ten years       3,455.2     3,673.3
     After ten years                          3,657.7     3,914.7
     Mortgage-backed securities               5,374.2     5,507.3
     Other asset-backed securities              882.4       918.9
   Less: Fixed maturities securities
     pledged to creditor                        154.9       155.0
   --------------------------------------------------------------
   Fixed maturities                          $15,041.2  $15,767.0
   ==============================================================

    At December 31, 2002 and 2001, fixed maturities with carrying values of $10.5 million and $9.0 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002 or 2001.

    The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2002 and 2001, approximately 5.5% and 3.0%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                 2002   2001
   Amortized Cost                            $238.3  $52.2
   Gross unrealized gains                        --    4.5
   Gross unrealized losses                      2.9    6.4
   -------------------------------------------------------
   Fair Value                                $235.4  $50.3
   =======================================================

    Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.3 billion at December 31, 2002. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2002. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

    IMPAIRMENTS

    During 2002, the Company determined that fifty-six fixed maturity securities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturity securities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturity securities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their value of $10.5 million.

3.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

    FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

    EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

    MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

    CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

    OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                            2002                    2001
                                   ----------------------  ----------------------
                                    Carrying      Fair      Carrying      Fair
   (Millions)                        Value       Value       Value       Value
   Assets:
     Fixed maturity securities     $ 15,767.0  $ 15,767.0  $ 13,539.9  $ 13,539.9
     Equity securities                  235.4       235.4        50.3        50.3
     Mortgage loans                     576.6       632.6       241.3       247.7
     Policy loans                       296.3       296.3       329.0       329.0
     Short term investments               6.2         6.2        31.7        31.7
     Cash and cash equivalents           65.4        65.4        82.0        82.0
   Liabilities:
     Investment contract
       liabilities:
     With a fixed maturity           (1,129.8)   (1,121.4)   (1,021.7)     (846.5)
     Without a fixed maturity       (10,783.6)  (10,733.8)  (11,114.1)  (10,624.3)
   ------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2002 or 2001.

    INTEREST RATE CAPS

    Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively. The Company did not have interest rate caps at December 31, 2001.

    INTEREST RATE SWAPS

    Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively. The Company did not have interest rate swaps at December 31, 2001.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were 25.0 million, $0.7 million and $0.7 million, respectively.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2002 and 2001 was $(1.4) and $(15.5) million, respectively.

4.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                   $  964.1          $887.2            $70.3           $768.9
   Nonredeemable preferred stock           3.9             1.5              1.8              9.5
   Investment in affiliated
     mutual funds                           --             7.2              0.5              2.1
   Mortgage loans                         23.3             5.9              0.1              0.5
   Policy loans                            8.7             8.9              0.7              7.9
   Cash equivalents                        1.7            18.2              4.4             50.3
   Other                                  23.4            15.9              2.6             13.1
   -------------------------------------------------------------------------------------------------
   Gross investment income             1,025.1           944.8             80.4            852.3
   Less: investment expenses              65.6            56.4              1.8             18.5
   -------------------------------------------------------------------------------------------------
   Net investment income              $  959.5          $888.4            $78.6           $833.8
   =================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $766.9 million for the year-ended December 31, 2002, $704.2 million for the year-ended December 31, 2001, and $55.9 million and $622.2 million for the one and eleven month periods ended December 31, 2000 and November 30, 2000, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

5.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2002 or 2001.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income
    (loss) was $148.8 million, $(92.3) million and $100.6 million for the years-ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $1,006.0 million and $826.2 million as of December 31, 2002 and 2001, respectively.

    As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $12.5 million.

6.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                    $ (97.5)         $(20.6)           $1.2            $(36.3)
   Equity securities                      (3.5)           (0.4)            0.6              (0.9)
   -------------------------------------------------------------------------------------------------
   Pretax realized capital gains
     (losses)                          $(101.0)         $(21.0)           $1.8            $(37.2)
   =================================================================================================
   After-tax realized capital
     gains (losses)                    $ (58.3)         $(13.7)           $1.3            $(24.3)
   =================================================================================================

    Net realized capital gains (losses) of $63.6 million, $117.0 million, $0.9 million and $(17.7) million for the years ended December 31, 2002 and 2001, the one month period ended December 31, 2000 and the eleven month period ended November 30, 2000, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in other policyholders' funds. Net unamortized gains (losses) allocable to experienced-rated contractholders were $199.3 million, $172.7 million, $(2.5) million and $47.6 million at December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 30, 2000, respectively.

    Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Proceeds on sales                  $24,980.4        $14,216.7         $233.0          $10,083.2
   Gross gains                            276.7             57.0            1.2                2.5
   Gross losses                           374.2             77.6             --               38.8
   -------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                    $104.8            $24.0            $24.5           $ 67.6
   Equity securities                     (1.6)             2.0             (1.5)            (4.0)
   Other investments                     (8.3)             6.5              5.7            (15.8)
   -------------------------------------------------------------------------------------------------
     Subtotal                            94.9             32.5             28.7             79.4
     Increase in deferred income
       taxes                             33.2             11.3             10.1             27.8
   -------------------------------------------------------------------------------------------------
     Net changes in accumulated
       other comprehensive income
       (loss)                          $ 61.7            $21.2            $18.6           $ 51.6
   =================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $563.1 million and $233.0 million at December 31, 2002 and 2001, respectively, are reflected on the Consolidated Balance Sheets in other policyholders' funds and are not included in shareholder's equity.

    Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders:

                                                                                      Preacquisition
                                                                                      --------------
                                        As of            As of            As of           As of
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
     Net unrealized capital gains
       (losses):
     Fixed maturities                  $162.8            $58.0            $34.0           $ 9.5
     Equity securities                   (3.5)            (1.9)            (3.9)           (2.4)
     Other investments                    7.3             15.6              9.1             3.4
   -------------------------------------------------------------------------------------------------
                                        166.6             71.7             39.2            10.5
   Deferred income taxes                 58.3             25.1             13.8             3.7
   -------------------------------------------------------------------------------------------------
   Net accumulated other
     comprehensive income              $108.3            $46.6            $25.4           $ 6.8
   =================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Unrealized holding gains
     (losses) arising the year
     (1)                               $(127.4)         $  8.3            $18.6            $51.4
   Less: reclassification
     adjustment for gains
     (losses) and other items
     included in net income (2)           65.7           (12.9)              --             (0.2)
   -------------------------------------------------------------------------------------------------
   Net unrealized gains (losses)
     on securities                     $  61.7          $ 21.2            $18.6            $51.6
   =================================================================================================

   (1) Pretax unrealized holding gains (losses) arising during the year were $196.0 million, $12.7 million, $28.6 million and $79.4 million for the years ended December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 31, 2000, respectively.
   (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $101.0 million, $(19.8) million and $(0.1) million for the years ended December 31, 2002 and 2001, and the eleven months ended November 30, 2000, respectively. There were no pretax reclassification adjustments for gains (losses) and other items included in net income for the one month ended December 31, 2000.

7.  SEVERANCE

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge
    ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($0.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

    Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   Balance at December 31, 2001                    $ 28.4              580
   Actions taken                                    (19.2)            (440)
   ------------------------------------------------------------------------
   Balance at December 31, 2002                    $  9.2              140
   ========================================================================

8.  INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Current taxes (benefits):
  Federal                           $ 28.9           $  3.2            $ 9.4           $  5.3
  State                                1.8              2.2              0.2              2.6
  Net realized capital gains
    (losses)                          11.5             16.1              0.3            (11.5)
-------------------------------------------------------------------------------------------------
    Total current taxes
      (benefits)                      42.2             21.5              9.9             (3.6)
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                             30.6             89.3             (4.3)            83.2
  Net realized capital gains
    (losses)                         (54.2)           (23.4)             0.3             (1.5)
-------------------------------------------------------------------------------------------------
    Total deferred taxes
      (benefits)                     (23.6)            65.9             (4.0)            81.7
-------------------------------------------------------------------------------------------------
Total income tax expense            $ 18.6           $ 87.4            $ 5.9           $ 78.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Income from continuing
  operations before income
  taxes and cumulative effect
  of change in accounting
  principle                          $86.1           $187.3            $18.5           $249.6
Tax rate                                35%              35%              35%              35%
-------------------------------------------------------------------------------------------------
Application of the tax rate           30.1             65.6              6.4             87.4
Tax effect of:
  State income tax, net of
    federal benefit                    1.2              1.4              0.1              1.7
  Excludable dividends                (5.3)            (1.8)            (0.9)           (12.6)
  Goodwill amortization                 --             21.6               --               --
  Transfer of mutual fund
    shares                            (6.7)              --               --               --
  Other, net                          (0.7)             0.6              0.3              1.6
-------------------------------------------------------------------------------------------------
Income taxes                         $18.6           $ 87.4            $ 5.9           $ 78.1
=================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2002     2001
   Deferred tax assets:
     Deferred policy acquisition costs       $    --  $  11.7
     Insurance reserves                        269.8    286.9
     Unrealized gains allocable to
       experience rated contracts              197.1     81.5
     Investment losses                          69.7     36.7
     Postretirement benefits                    29.5     26.3
     Deferred compensation                      58.6     52.0
     Other                                      19.5     27.7
   ----------------------------------------------------------
   Total gross assets                          644.2    522.8
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                509.7    558.5
     Market discount                             4.1      4.6
     Net unrealized capital gains              255.4    106.6
     Depreciation                                3.8      5.1
     Deferred policy acquisition costs          29.2       --
     Other                                       5.1      1.7
   ----------------------------------------------------------
   Total gross liabilities                     807.3    676.5
   ----------------------------------------------------------
   Net deferred tax liability                $(163.1) $(153.7)
   ==========================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2002. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

9.  BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible. The costs allocated to the Company for its members' participation in the ING Pension Plan were $6.0 million for 2002.

    The benefit obligations and the funded status for the Company's qualified pension plan over the period ended December 31 are presented below:

   (Millions)                                           2001
   Change in benefit obligation:
     Benefit obligation at January 1                   $ 135.1
     Service cost                                          9.4
     Interest cost                                        10.3
     Actuarial loss                                       (0.7)
     Plan amendments                                       4.0
     Curtailments/settlements                              0.4
     Benefits paid                                        (3.0)
     Effect of transfer of assets                       (155.5)
   -----------------------------------------------------------
   Benefit obligation at December 31                   $    --
   ===========================================================
   Funded status:
     Funded status at December 31                      $  (4.3)
     Unrecognized past service cost                        3.4
     Unrecognized net loss                                20.4
     Transfer of funded status to the parent             (19.5)
   -----------------------------------------------------------
   Net amount recognized                               $    --
   ===========================================================

    The reconciliation of the plan assets for the year ended December 31 is presented below:

   (Millions)                                           2001
   Fair value of plan assets at January 1              $ 160.7
   Actual return on plan assets                           (6.4)
   Benefits paid                                          (3.0)
   Effect of transfer of assets                         (151.3)
   -----------------------------------------------------------
   Fair value of plan assets at December 31            $    --
   ===========================================================

    The net periodic benefit cost for the year ended December 31 is presented below:

   (Millions)                                           2001
   Service cost                                        $  9.4
   Interest cost                                         10.2
   Expected return on assets                            (14.6)
   ----------------------------------------------------------
   Net periodic benefit cost                           $  5.0
   ==========================================================

    The weighted average discount rate, expected rate of return on plan assets, and rate of compensation increase was 7.5%, 9.3%, and 4.5% for 2001.

    POSTRETIREMENT BENEFIT PLANS

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents. Retired employees are generally required to contribute to the plans based on their years of service with the Company. The following tables summarize the benefit obligations and the funded status for retired agents' and retired employees' postretirement benefits over the periods ended December 31:

   (Millions)                                 2002    2001
   Change in benefit obligation:
     Benefit obligation at January 1         $ 25.4  $ 19.1
     Service cost                               0.5     0.7
     Interest cost                              1.5     1.7
     Actuarial (gain) loss                      4.0     1.4
     Acquisitions                                --     3.7
     Plan amendments                           (6.5)     --
     Benefits paid                             (1.2)   (1.2)
   --------------------------------------------------------
   Benefit obligation at December 31         $ 23.7  $ 25.4
   ========================================================
   Funded status:
     Funded status at December 31            $(23.7) $(25.4)
     Unrecognized past service cost            (3.6)     --
     Unrecognized net loss                      5.4     1.4
   --------------------------------------------------------
   Net amount recognized                     $(21.9) $(24.0)
   ========================================================

    The weighted-average discount rate assumption for retired agents' and retired employees postretirement benefits was 6.8% for 2002 and 7.5% for 2001.

    The medical health care cost trend rates were 10.0%, decreasing to 5.0% by 2008 for 2002; and 8.5%, gradually decreasing to 5.5% by 2007 for 2001. Increasing the health care trend rate by 1% would increase the benefit obligation by $1.6 million. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $1.4 million as of December 31, 2002.

    Net periodic benefit costs were as follows:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Service cost                         $ 0.5            $0.7             $ --             $0.2
Interest cost                          1.5             1.7              0.1              1.2
Actuarial (gain) loss                   --              --               --              0.2
Unrecognized past service cost        (2.9)             --               --               --
-------------------------------------------------------------------------------------------------
Net periodic benefit cost            $(0.9)           $2.4             $0.1             $1.2
=================================================================================================

    There were no gains or losses resulting from curtailments or settlements of the postretirement benefit plans during 2002, 2001 or 2000.

    NON-QUALIFIED DEFINED BENEFIT PENSION PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, has a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment, which was assumed at December 31, 2002 to increase at an annual rate of 3.8%. Contributions are determined using the Projected Unit Credit Method. ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings.

    During 2002, liabilities, net of tax, totaling $15.1 million were allocated to the Company related to a Supplemental Excess Retirement Plan ("SERP") that covers certain employees of ING Life Insurance Company of America and Aeltus, affiliates of the Company.

    The following tables summarize the benefit obligations and the funded status for the Company's non-qualified pension plans for the periods ended
    December 31, 2002 and 2001. These tables have been presented, for comparison purposes, as though the SERP transfer had occurred as of January 1, 2001. The accompanying consolidated balance sheet and income statement do not reflect the SERP transfer until 12/31/02:

   (Millions)                                 2002     2001
   Change in benefit obligation:
     Benefit obligation at January 1         $  95.3  $  88.7
     Service cost                                 --      4.4
     Interest cost                               6.8      7.1
     Actuarial (gain) loss                       5.7      0.7
     Plan amendments                             4.5     (4.1)
     Benefits paid                              (5.5)    (1.5)
   ----------------------------------------------------------
   Benefit obligation at December 31         $ 106.8  $  95.3
   ==========================================================
   Funded status:
     Funded status at December 31            $(106.8) $ (95.3)
     Unrecognized past service cost              0.8      1.2
     Unrecognized net loss (gain)                6.4     (7.1)
   ----------------------------------------------------------
   Net amount recognized                     $ (99.6) $(101.2)
   ==========================================================

    At December 31, 2002 and 2001, the accumulated benefit obligation was $43.8 million and $27.3 million, respectively.

    The weighted-average discount rate assumption for Agents' and employees' non-qualified pension plans was 6.8%, and 3.8% for 2002 and 7.5% and 5.3% for 2001.

    Net periodic benefit costs were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                        One month     Eleven months
                                     Year ended       Year ended          ended           ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Service cost                         $ 6.8            $ 4.4            $ 0.3           $ 2.1
   Interest cost                           --              7.1              0.3             3.8
   Actuarial (gain) loss                   --               --               --             0.2
   Return on plan assets                   --               --             (0.3)           (3.2)
   Unrecognized past service cost        (0.3)              --               --            (0.1)
   -------------------------------------------------------------------------------------------------
   Net periodic benefit cost            $ 6.5            $11.5            $ 0.3           $ 2.8
   =================================================================================================

    There was a curtailment of $2.6 million in 2002. There were no gains or losses resulting from curtailments or settlements of the non-qualified pension plans during 2000.

    ING SAVINGS AND INVESTMENT PLANS

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 6.0% of compensation by ING. Pretax charges to operations for the incentive savings plan were $6.8 million, $11.0 million, and $9.0 million in 2002, 2001, and 2000, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001 and 2000 were $1.8 million and $2.7 million, respectively.

10. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.1% to 0.5% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the separate accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and separate accounts, included in fee income amounted to $391.8 million, $421.7 million and $506.3 million in 2002, 2001 and 2000, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2002 and 2001, and earned interest income of $2.1 million and $3.3 million for the years ended December 31, 2002 and 2001, respectively. At December 31, 2002, ILIAC had no receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2002, the company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO. The Company did not receive capital contributions in 2001.

    OTHER

    Premiums due and other receivables include $0.1 million and $1.0 million due from affiliates at December 31, 2002 and 2001, respectively. Other liabilities include $1.3 million and $0.6 million due to affiliates for the years ended December 31, 2002 and 2001, respectively.

11. REINSURANCE

    At December 31, 2002, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $66.2 million and $69.9 million as of December 31, 2002 and 2001, respectively, was sold to Lincoln.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $19.6 million and $24.1 million were maintained for this contract as of December 31, 2002 and 2001, respectively.

    The effect of reinsurance on premiums and recoveries was as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                        One month     Eleven months
                                     Year ended       Year ended          ended           ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Direct Premiums Federal             $ 97.3           $112.3            $17.2           $143.2
   Reinsurance assumed                    9.7              0.6              0.1              0.8
   Reinsurance ceded                      8.3             (1.3)             0.8              6.3
   -------------------------------------------------------------------------------------------------
   Net Premiums                          98.7            114.2             16.5            137.7
   -------------------------------------------------------------------------------------------------
   Reinsurance Recoveries              $317.6           $363.7            $44.5           $371.6
   =================================================================================================

12. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    For the year ended December 31, 2002 rent expense for leases was $18.1 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $17.5 million, $15.7 million, $14.9 million, $13.6 million and $12.1 million, respectively, and $0.2 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments of $236.7 million with an estimated fair value of $236.7 million and $92.7 million with an estimated fair value of $92.7 million, respectively.

    LITIGATION

    The Company is a party to threatened or pending lawsuits arising, from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

13. SEGMENT INFORMATION

    The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2001 and 2000 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the period ending December 31, 2001 and 2000.

    Summarized financial information for the Company's principal operations for December 31, were as follows:

                                                   Non-Operating
                                                     Segments
                                              -----------------------
                                               Investment
                                               Management
   (Millions)                      USFS (1)   Services (2)  Other (3)    Total

               2002
   ------------------------------
     Revenues from external
       customers                   $  507.2      $ 19.2      $ (9.5)   $   516.9
     Net investment income            959.2         0.2         0.1        959.5
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,466.4      $ 19.4      $ (9.4)   $ 1,476.4
   ==============================================================================
     Operating earnings (4)        $  121.1      $  4.7      $   --    $   125.8
     Cumulative effect of
       accounting change           (2,412.1)         --          --     (2,412.1)
     Net realized capital losses,
       net of tax                     (58.3)         --          --        (58.3)
   ------------------------------------------------------------------------------
   Net income (loss)               $(2,349.3)    $  4.7          --    $(2,344.6)
   ==============================================================================

               2001
   ------------------------------
     Revenues from external
       customers                   $  585.0      $119.6      $(37.0)   $   667.6
     Net investment income            885.5         1.7         1.2        888.4
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,470.5      $121.3      $(35.8)   $ 1,556.0
   ==============================================================================
     Operating earnings (4)        $   86.2      $ 27.4      $   --    $   113.6
     Net realized capital gains,
       net of tax                     (13.8)        0.1          --        (13.7)
   ------------------------------------------------------------------------------
   Net income                      $   72.4      $ 27.5      $   --    $    99.9
   ==============================================================================

                                                   Non-Operating
                                                     Segments
                                              -----------------------
                                               Investment
                                               Management
   (Millions)                      USFS (1)   Services (2)  Other (3)    Total
               2000
   ------------------------------
     Revenues from external
       customers                   $  692.1      $138.2      $(53.0)   $   777.3
     Net investment income            905.8         2.8         3.8        912.4
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,597.9      $141.0      $(49.2)   $ 1,689.7
   ==============================================================================
     Operating earnings (4)        $  197.4      $  9.7      $   --    $   207.1
     Net realized capital gains,
       net of tax                     (23.1)        0.1          --        (23.0)
   ------------------------------------------------------------------------------
   Net income from continuing
     operations                    $  174.3      $  9.8      $   --    $   184.1
   ==============================================================================

   (1) USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.
   (2) Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).
   (3) Other includes consolidating adjustments between USFS and Investment Management Services.
   (4) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

14. DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1,000.0 million in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117.0 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    QUARTERLY DATA (UNAUDITED)

   2002 (Millions)                 First   Second  Third    Fourth
   Total Revenue                   $363.5  $351.3  $349.8  $   310.8
   -----------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                           44.1   39.3    (23.1)      25.8
   Income tax expense (benefit)      15.2   12.9     (9.9)       0.4
   Income (loss) from continuing
     operations                      28.9   26.4    (13.2)      25.4
   -----------------------------------------------------------------
   Cumulative effect of change in
     accounting principle              --     --       --   (2,412.1)
   -----------------------------------------------------------------
   Net income (loss)               $ 28.9  $26.4   $(13.2) $(2,386.7)
   -----------------------------------------------------------------

   2001 (Millions)                 First   Second  Third    Fourth
   Total Revenue                   $395.5  $411.9  $387.2  $   340.4
   -----------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                           64.3   95.0     68.9      (40.9)
   Income tax expense (benefit)      28.2   39.1     27.1       (7.0)
   -----------------------------------------------------------------
   Income from continuing
     operations                      36.1   55.9     41.8      (33.9)
   -----------------------------------------------------------------
   Net (loss)                      $ 36.1  $55.9   $ 41.8  $   (33.9)
   -----------------------------------------------------------------

Form No. SAI.01107-03                                         ILIAC Ed. May 2003

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS
--------------------------------------------
     (a)    Financial Statements:
            (1)   Included in Part A:
                  Condensed Financial Information
            (2)   Included in Part B:
                  Financial Statements of Variable Annuity Account C:
                  -     Report of Independent Auditors
                  -     Statement of Assets and Liabilities as of
                        December 31, 2002
                  -     Statement of Operations for the year ended
                        December 31, 2002
                  -     Statements of Changes in Net Assets for the years ended
                        December 31, 2002 and 2001
                  -     Notes to Financial Statements
                  Financial Statements of ING Life Insurance and Annuity
                  Company:
                  -     Reports of Independent Auditors
                  -     Consolidated Income Statements for the years ended
                        December 31, 2002 and 2001, one month ended
                        December 31, 2000, and eleven months ended
                        November 30, 2000
                  -     Consolidated Balance Sheets as of December 31, 2002 and
                        2001
                  -     Consolidated Statements of Changes in Shareholder's
                        Equity for the years ended December 31, 2002 and 2001,
                        one month ended December 31, 2000, and eleven months
                        ended November 30, 2000
                  -     Consolidated Statements of Cash Flows for the years
                        ended December 31, 2002 and 2001, one month ended
                        December 31, 2000, and eleven months ended
                        November 30, 2000
                  -     Notes to Consolidated Financial Statements
     (b)    Exhibits
            (1)         Resolution establishing Variable Annuity Account C(1)
            (2)         Not applicable
            (3.1)       Broker-Dealer Agreement(2)
            (3.2)       Alternative Form of Wholesaling Agreement and Related
                        Selling Agreement(3)
            (3.3)       Broker-Dealer Agreement dated June 7, 2000 between Aetna
                        Life Insurance and Annuity Company and Aetna Investment
                        Services, Inc. (AISI) and Letter of Assignment to
                        AISI(4)
            (3.4)       Underwriting Agreement dated November 17, 2000 between
                        Aetna Life Insurance and Annuity Company and Aetna
                        Investment Services, LLC(4)
            (4.1)       Variable Annuity Contract (G-CDA(12/99))(5)
            (4.2)       Variable Annuity Contract Certificate (C-CDA(12/99))(5)
            (4.3)       Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99)
                        and Contract Certificate C-CDA(12/99)(5)

            (4.4)       Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and
                        Contract Certificate C-CDA(12/99)(5)
            (4.5)       Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99)
                        and Contract Certificate C-CDA(12/99)(5)
            (4.6)       Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99)
                        and Contract Certificate C-CDA(12/99)(5)
            (4.7)       Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and
                        Contract Certificate C-CDA(12/99)(5)
            (4.8)       Variable Annuity Contract (G-CDA-99(NY))(5)
            (4.9)       Variable Annuity Contract Certificate (C-CDA-99(NY))(5)
            (4.10)      Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY)
                        and Contract Certificate C-CDA-99(NY)(5)
            (4.11)      Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY)
                        and Contract Certificate C-CDA-99(NY)(5)
            (4.12)      Variable Annuity Contract (G-CDA(99))(5)
            (4.13)      Variable Annuity Contract Certificate (C-CDA(99))(5)
            (4.14)      Group Combination Annuity Contract (Nonparticipating)
                        (A001RP95)(6)
            (4.15)      Group Combination Annuity Certificate (Nonparticipating)
                        (A007RC95)(6)
            (4.16)      Group Combination Annuity Contract (Nonparticipating)
                        (A020RV95)(6)
            (4.17)      Group Combination Annuity Certificate (Nonparticipating)
                        (A027RV95)(6)
            (4.18)      Variable Annuity Contract (G-CDA-IA(RP))(3)
            (4.19)      Variable Annuity Contract Certificate (GTCC-IA(RP))(7)
            (4.20)      Variable Annuity Contract (G-CDA-IA(RPM/XC))(3)
            (4.21)      Variable Annuity Contract (G-CDA-HF)(8)
            (4.22)      Variable Annuity Contract Certificate (GTCC-HF)(9)
            (4.23)      Variable Annuity Contract Certificate (GDCC-HF)(5)
            (4.24)      Variable Annuity Contract (G-CDA-HD)(10)
            (4.25)      Variable Annuity Contract Certificate (GTCC-HD)(7)
            (4.26)      Variable Annuity Contract Certificate (GDCC-HD)(5)
            (4.27)      Variable Annuity Contract (GID-CDA-HO)(11)
            (4.28)      Variable Annuity Contract (GLID-CDA-HO)(11)
            (4.29)      Variable Annuity Contract (GSD-CDA-HO)(11)
            (4.30)      Variable Annuity Contract (G-CDA-HD(XC))(5)
            (4.31)      Variable Annuity Contract Certificate (GDCC-HO)(5)
            (4.32)      Variable Annuity Contract Certificate (GDCC-HD(XC))(5)
            (4.33)      Variable Annuity Contract Certificate (GTCC-HD(XC))(5)
            (4.34)      Variable Annuity Contract Certificate (GTCC-HO)(5)
            (4.35)      Variable Annuity Contract Certificate (GTCC-96(ORP))(5)
            (4.36)      Variable Annuity Contract (G-CDA-96(ORP))(5)
            (4.37)      Variable Annuity Contract Certificate (GTCC-96(TORP))(5)
            (4.38)      Variable Annuity Contract Certificate
                        (GTCC-IB(ATORP))(5)

            (4.39)      Variable Annuity Contract Certificate (GTCC-IB(AORP))(5)
            (4.40)      Variable Annuity Contract (GST-CDA-HO)(12)
            (4.41)      Variable Annuity Contract (I-CDA-HD)(12)
            (4.42)      Variable Annuity Contract (G-CDA-IB(ATORP))(13)
            (4.43)      Variable Annuity Contract (G-CDA-95(TORP)) and Contract
                        Certificate (GTCC-95(TORP))(13)
            (4.44)      Variable Annuity Contract (G-CDA-IB(AORP))(13)
            (4.45)      Variable Annuity Contract (G-CDA-95(ORP)) and Contract
                        Certificate (GTCC-95(ORP))(13)
            (4.46)      Variable Annuity Contracts (G-CDA-IB(ORP),
                        (G-CDA-IB(TORP))(13)
            (4.47)      Variable Annuity Contract (G-CDA-96(TORP))(14)
            (4.48)      Variable Annuity Contract (IA-CDA-IA)(8)
            (4.49)      Variable Annuity Contract (GIT-CDA-HO)(12)
            (4.50)      Variable Annuity Contract (GLIT-CDA-HO)(12)
            (4.51)      Variable Annuity Contract (I-CDA-98(ORP))(8)
            (4.52)      Endorsement for Exchanged Contract (EINRP95) to Contract
                        A001RP95(6)
            (4.53)      Endorsement for Exchanged Contract (EINRV95) to Contract
                        A020RV95(6)
            (4.54)      Endorsement (GET 9/96) to Contracts A001RP95 and
                        A020RV95(14)
            (4.55)      Endorsement (GET-1 (9/96)) to Contracts A001RP95 and
                        A020RV95(15)
            (4.56)      Endorsement (E1OMNI97) to Contract A001RP95(16)
            (4.57)      Endorsement (E2OMNI97) to Contract A001RP95(16)
            (4.58)      Endorsement (E1FXPL97) to Contract A001RP95(16)
            (4.59)      Endorsement (E3FXPL97) to Contracts A001RP95 and
                        A020RV95(8)
            (4.60)      Endorsement (EINRP97) to Contract A001RP95(8)
            (4.61)      Endorsement (EINRV97) to Contract A020RV95(8)
            (4.62)      Endorsement (E1PAY97) to Contracts A001RP95 and
                        A020RV95(8)
            (4.63)      Endorsement (E4OMNI98) to Contracts A001RP95 and
                        A020RV95(17)
            (4.64)      Endorsement (EINRV98) to Contract A020RV95(8)
            (4.65)      Endorsement (EINRP98) to Contract A001RP95(8)
            (4.66)      Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP),
                        G-CDA-HF, G-CDA-IB(ATORP), G-CDA-IB(AORP) and
                        G-CDA-HD(3)
            (4.67)      Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC)
                        and GLID-CDA-HO(18)
            (4.68)      Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF,
                        G-CDA-HD and G-CDA-IA(RP)(19)
            (4.69)      Endorsement (EG403-GIE-98) to Contracts G-CDA-HF,
                        G-CDA-HD, G-CDA-IA(RP), A001RP95, A020RV95 and Contract
                        Certificates GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and
                        A027RV95(20)

            (4.70)      Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP),
                        A001RP95 and A020RV95 and Contract Certificates
                        GTCC-IA(RP), A007RC95 and A027RV95(20)
            (4.71)      Endorsement (EG403-GI-98) to Contract G-CDA-HF and
                        Contract Certificate GTCC-HF(21)
            (4.72)      Endorsement (EFUND97) to Contracts GID-CDA-HO,
                        GLID-CDA-HO, GSD-CDA-HO, and GST-CDA-HO(8)
            (4.73)      Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
                        G-CDA-HD and Contract Certificates GTCC-HD and
                        GTCC-HF(22)
            (4.74)      Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO,
                        GID-CDA-HO and GSD-CDA-HO(22)
            (4.75)      Endorsement (E3KSDC96) to Variable Annuity Contract
                        GLID-CDA-HO(23)
            (4.76)      Endorsement (EMETHO96) to Variable Annuity Contract
                        GLID-CDA-HO(24)
            (4.77)      Endorsement (ENEMHF96) to Variable Annuity Contract
                        G-CDA-HF(24)
            (4.78)      Endorsement (E2ME96) to Variable Annuity Contract
                        GLID-CDA-HO(25)
            (4.79)      Endorsement (GET 9/96) to Variable Annuity Contracts
                        G-CDA-95(TORP) and G-CDA-95(ORP) and Contract
                        Certificates GTCC-95(TORP) and GTCC-95(ORP)(14)
            (4.80)      Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD))
                        to Contract IA-CDA-IA(26)
            (4.81)      Endorsement (EIHDIASDO) to Contracts I-CDA-HD and
                        IA-CDA-IA(27)
            (4.82)      Endorsement (EHOSDO) to Contracts GIT-CDA-HO,
                        GLIT-CDA-HO and GST-CDA-HO(27)
            (4.83)      Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO,
                        GLIT-CDA-HO and GST-CDA-HO(27)
            (4.84)      Endorsement (EI403-GI-98) to Contract IA-CDA-IA(8)
            (4.85)      Endorsement (E-MMGDB(99)) to Contract G-CDA(99) and
                        Contract Certificate C-CDA (99)(28)
            (4.86)      Endorsement (E-MMFPEX(99)) to Contract G-CDA(99) and
                        Contract Certificate C-CDA(99)(28)
            (4.87)      Endorsement (E-MMLOAN(99)) to Contract G-CDA(99) and
                        Contract Certificate C-CDA(99)(5)
            (4.88)      Endorsement (E-MMLSWC(99)) to Contract G-CDA(99) and
                        Contract Certificate C-CDA(99)(28)
            (4.89)      Endorsement (E-MMTC(5/99)) to Contract G-CDA(99) and
                        Contract Certificate C-CDA(99)(28)

            (4.90)      Endorsement (EGET-99) to Contracts A001RP95, A020RV95,
                        G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD,
                        G-CDA-HD(X), GID-CDA-HO, GLID-CDA-HO, GIT-CDA-HO,
                        GLIT-CDA-HO, GSD-CDA-HO, GST-CDA-HO, I-CDA-HD,
                        I-CDA-HD(XC), G-CDA-IB(ATORP), G,CDA-IB(TORP),
                        G-CDA-IB(AORP), G-CDA-96(TORP), IA-CDA-IA, and
                        I-CDA-98(ORP) and Contract Certificates A007RC95,
                        A027RV95, GTCC-IA(RP), GTCC-IA(RPM/XC), GTCC-HF,
                        GTCC-HD, GTCC-HD(XC), and GDCC-HD(XC)(28)
            (4.91)      Endorsement E457b-C-01 to Contract G-CDA(12/99) and
                        Contract Certificate C-CDA(12/99)(29)
            (4.92)      Endorsement E457b-T-01 to Contract G-CDA(12/99) and
                        Contract Certificate C-CDA(12/99)(29)
            (4.93)      Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
                        GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,
                        GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
                        G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP),
                        G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),
                        G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD
                        and I-CDA-98(ORP) and Contract Certificates GTCC-HO,
                        GDCC-HO, GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF,
                        GTCC-IA(RP), GTCC-IB(AORP), GTCC-IB(AORP),
                        GTCC-IB(ATORP), GTCC-96(TORP), GTCC-96(ORP),
                        C-CDA(12/99), A007RC95 and A027RV95(30)
            (4.94)      Endorsement E-TRS-02 to Contracts GLIT-CDA-HO,
                        GIT-CDA-HO, G-CDA-HD and G-CDA-HF(31)
            (4.95)      Variable Annuity Contract (G-CDA-01(NY))(32)
            (4.96)      Variable Annuity Contract Certificate (C-CDA-01(NY))(32)
            (4.97)      Appendix A (Variable Provisions in Group Annuity
                        Contract G-CDA-01(NY)) and Certificate C-CDA-01(NY)(32)
            (4.98)      Statement of Variability to Contract G-CDA-01(NY)(32)
            (4.99)      Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY)
                        and Certificate C-CDA-01(NY)(32)
            (4.100)     Endorsement (E-GDB-01(NY)) to Contract G-CDA-01(NY) and
                        Certificate C-CDA-01(NY)(32)
            (4.101)     Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and
                        Certificate C-CDA-01(NY)(32)
            (4.102)     Endorsements ENMCHG(05/02) and ENMCHGI(05/02)(33)

            (4.103)     Endorsement E-LOAN(01/01) to Contracts GST-CDA-HO,
                        GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF,
                        G-CDA-IA(RP), G-CDA-96(TORP), G-CDA-96(ORP),
                        G-CDA(12/99), A001RP95, A020RV95, IA-CDA-IA, I-CDA-HD
                        and I-CDA-98(ORP) and Contract Certificates GTCC-HO,
                        GTCC-HD, GTCC-HF, GTCC-IA(RP), GTCC-96(TORP),
                        GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95(32)
            (4.104)     Variable Annuity Contract Schedule I (A001RP95(1/98))(8)
            (4.105)     Variable Annuity Contract Schedule I (A020RV95(1/98))
                        (8)
            (5.1)       Variable Annuity Contract Application
                        (300-MOP-02(05/02))(32)
            (5.2)       Variable Annuity Contract Application
                        (710.00.16H(11/97))(34)
            (5.3)       Variable Annuity Contract Application
                        (710.00.16H(NY)(05/02))(32)
            (6.1)       Restated Certificate of Incorporation (amended and
                        restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and
                        Annuity Company)(35)
            (6.2)       By-Laws restated as of January 1, 2002 of ING Life
                        Insurance and Annuity Company (formerly Aetna Life
                        Insurance and Annuity Company)(35)
            (7)         Not applicable
            (8.1)       Fund Participation Agreement dated June 30, 1998 by and
                        among AIM Variable Insurance Funds, Inc., A I M
                        Distributors, Inc. and Aetna Life Insurance and Annuity
                        Company(36)
            (8.2)       Amendment No. 1 dated October 1, 2000 to Participation
                        Agreement dated June 30, 1998 by and among AIM Variable
                        Insurance Funds (formerly AIM Variable Insurance Funds,
                        Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(37)
            (8.3)       First Amendment dated November 17, 2000 to Participation
                        Agreement dated June 30, 1998 by and among AIM Variable
                        Insurance Funds (formerly AIM Variable Insurance Funds,
                        Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(37)
            (8.4)       Service Agreement effective June 30, 1998 between Aetna
                        Life Insurance and Annuity Company and AIM Advisors,
                        Inc.(36)
            (8.5)       First Amendment dated October 1, 2000 to the Service
                        Agreement effective June 30, 1998 between Aetna Life
                        Insurance and Annuity Company and AIM Advisors, Inc.(4)
            (8.6)       Fund Participation Agreement dated as of May 1, 1998 by
                        and among Aetna Life Insurance and Annuity Company and
                        Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
                        Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                        Portfolios, Inc. on behalf of each of its series, Aetna
                        Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(2)

            (8.7) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(38)
            (8.8) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(5)
            (8.9) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(39)
            (8.10) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and
                        February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(39)
            (8.11) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(37)

            (8.12) Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)
            (8.13) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(38)
            (8.14) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(39)
            (8.15) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(39)
            (8.16) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation and American Century Investment Services, Inc.(40)
            (8.17) Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(41)
            (8.18) Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(41)
            (8.19) Fund Participation Agreement dated May 1, 2000 between The Chapman Funds, Inc., The Chapman Co. and Aetna Life Insurance and Annuity Company(39)

            (8.20) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                        May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(12)
            (8.21) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                        May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(42)
            (8.22) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                        May 1, 1995, January 1, 1996, March 1, 1996 and
                        May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(43)
            (8.23) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                        May 1, 1995, January 1, 1996, March 1, 1996,
                        May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)
            (8.24) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                        May 1, 1995, January 1, 1996, March 1, 1996,
                        May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(5)
            (8.25) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                        May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(12)
            (8.26) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                        May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(42)
            (8.27) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                        May 1, 1995, January 1, 1996, March 1, 1996 and
                        May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(44)

            (8.28) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                        May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
                        and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)
            (8.29) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                        May 1, 1995, January 1, 1996, March 1, 1996,
                        May 1, 1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(5)
            (8.30) Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(24)
            (8.31) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(42)
            (8.32) Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(38)
            (8.33) Participation Agreement dated as of July 20, 2001 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company(45)
            (8.34) Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(46)
            (8.35) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(38)
            (8.36) Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(5)
            (8.37) Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(47)
            (8.38) Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(33)
            (8.39) Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(46)

            (8.40) First Amendment dated August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company with respect to the Janus Aspen Series(47)
            (8.41) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(47)
            (8.42) Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(33)
            (8.43) Fund Participation Agreement dated May 11, 1994 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
            (8.44) Amendment dated January 2, 1995 to Fund Participation Agreement dated May 11, 1994 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
            (8.45) Amendment dated February 24, 1995 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995 between Janus Capital Corporation and
                        Aetna Life Insurance and Annuity Company(5)
            (8.46)      Third Amendment dated May 1, 1995 to Fund Participation
                        Agreement dated May 11, 1994, as amended on
                        January 2, 1995 and February 24, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
            (8.47) Letter Agreement dated January 1, 1996 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995, February 24, 1995 and May 1, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
            (8.48) Letter Agreement dated February 18, 1999 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995, February 24, 1995, May 1, 1995 and January 1, 1996 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
            (8.49) Amendment dated May 1, 2000 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995, February 24, 1995, May 1, 1995,
                        January 1, 1996, and February 18, 1999 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(39)
            (8.50) Fund Participation Agreement dated December 1, 1988, as amended February 11, 1991 between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust(3)
            (8.51) Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company(45)

            (8.52) Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company(45)
            (8.53) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(48)
            (8.54) First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(5)
            (8.55) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(48)
            (8.56) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company(40)
            (8.57) Fund Participation Agreement dated as of August 8, 2000 by and between PAX World Balanced Fund, Inc. and Aetna Life Insurance and Annuity Company(40)
            (8.58) Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc.(49)
            (8.59) Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001(50)
            (8.60) Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust)(50)
            (8.61) Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company(45)
            (8.62) Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(33)
            (8.63) Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002.(50)
            (8.64) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001(33)
            (8.65) Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company(33)

            (8.66)      Amendment dated March 5, 2002 between Portfolio
                        Partners, Inc. (to be renamed ING Partners, Inc.
                        effective May 1, 2002) and Aetna Life Insurance and
                        Annuity Company (to be renamed ING Life Insurance and
                        Annuity Company effective May 1, 2002) to the
                        Shareholder Servicing Agreement dated
                        November 27, 2001(33)
            (8.67)      Amendment dated May 1, 2003 by and between ING Partners,
                        Inc., and ING Life Insurance and Annuity Company to
                        the Shareholder Servicing Agreement (Service Class
                        Shares) dated November 27, 2001, as amended on March 5,
                        2002(50)
            (8.68)      Fund Participation Agreement dated as of August 15, 2000
                        by and between Federated Services Company, Federated
                        Distributors, Wachovia Bank, NA and Aetna Life Insurance
                        and Annuity Company(40)
            (8.69)      Shareholder Services Agreement dated October 4, 1999
                        between Federated Administrative Services for the
                        Wachovia Funds and the Wachovia Municipal Funds and
                        Aetna Investment Services, Inc.(40)
            (8.70)      First Amendment dated August 15, 2000 to the Shareholder
                        Services Agreement by and among Aetna Investment
                        Services, Inc. and Federated Administrative Services(40)
            (8.71)      Amendment dated as of January 2, 2002 to Participation
                        Agreement dated as of July 20, 2001 by and among
                        Franklin Templeton Variable Insurance Products Trust,
                        Franklin Templeton Distributors, Inc., Aetna Life
                        Insurance and Annuity Company, Aetna Insurance Company
                        of America, Golden American Life Insurance Company and
                        Direct Services, Inc.(32)
            (8.72)      Form of Fund Participation Agreement dated ___________,
                        2003 between ING Life Insurance and Annuity Company and
                        ING Investors Trust
            (9)         Opinion and Consent of Counsel
            (10)        Consents of Independent Auditors
            (11)        Not applicable
            (12)        Not applicable
            (13)        Schedule for Computation of Performance Data(17)
            (14.1)      Powers of Attorney(50)
            (14.2)      Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
6. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.

8. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on
     July 29, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.
12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 15, 1996.
14. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed on August 6, 1996.
15. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     July 22, 1998.
16. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
17. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.
19. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75986), as filed on
     April 11, 1997.
20. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on
     April 13, 1998.
23. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed on April 22, 1996.
24. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
25. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-88720), as filed on February 21, 1997.
26. Incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
27. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75964), as filed on
     April 11, 1997.
28. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     May 3, 1999.

29. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.
30. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 15, 2002.
31. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     August 29, 2002.
32. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     April 10, 2002.
33. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
     April 5, 2002.
34. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
35. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
36. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
37. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     April 13, 2001.
38. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
39. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     April 4, 2000.
40. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
41. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
42. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
43. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
44. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
45. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
46. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
47. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     August 14, 2000.
48. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on
     April 16, 1997.
49. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     July 13, 2001.

50. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR*


NAME AND PRINCIPAL                        POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                          PRINCIPAL UNDERWRITER

Keith Gubbay(1)                           Director and President

Phillip Randall Lowery(1)                 Director

Thomas Joseph McInerney(1)                Director

Mark Alan Tullis(1)                       Director

David Wheat(1)                            Director

Allan Baker(2)                            Senior Vice President

Robert L. Francis                         Senior Vice President
6140 Stonehedge Mall Rd., Ste. 375
Pleasanton, California 94588

Willard I. Hill, Jr.(2)                   Senior Vice President

Shaun Patrick Mathews(2)                  Senior Vice President

Stephen Joseph Preston(3)                 Senior Vice President

Jacques de Vaucleroy(1)                   Senior Vice President

Boyd George Combs(1)                      Senior Vice President, Tax

James G. Auger(2)                         Vice President

Marie Merrill Augsberger(2)               Vice President

Pamela M. Barcia(2)                       Vice President

Ronald R. Barhorst                        Vice President
7676 Hazard Ctr. Dr.
San Diego, California 92108

Linda Beblo(3)                            Vice President

Jeoffrey A. Block(4)                      Vice President

Kevin P. Brown(2)                         Vice President

Anthony Camp(2)                           Vice President

Kevin L. Christensen(4)                   Vice President

Elizabeth Clifford(3)                     Vice President

Brian D. Comer(2)                         Vice President

Patricia Marie Corbett(4)                 Vice President

Robert B. DiMartino(2)                    Vice President

Shari Ann Enger(3)                        Vice President

Brian K. Haendiges(2)                     Vice President

Steven J. Haun(4)                         Vice President

Ronald Christian Hull(2)                  Vice President

William S. Jasien                         Vice President
12701 Fair Lakes Circle, Suite 470
Fairfax, Virginia 22033

David Kelsey(2)                           Vice President

Mary Ann Langevin(2)                      Vice President

Christine Cannon Marcks(2)                Vice President

Gregory J. Miller(2)                      Vice President

Todd E. Nevenhoven(4)                     Vice President

M. Kathleen Reid(2)                       Vice President

Robert A. Richard(2)                      Vice President

Carl P. Steinhilber(2)                    Vice President

Laurie M. Tillinghast(2)                  Vice President

Christopher Robert Welp(4)                Vice President

Mary Broesch(3)                           Vice President and Actuary

Bruce T. Campbell(2)                      Vice President and Actuary

Dianne Clous(2)                           Vice President and Actuary

Michael Harris(3)                         Vice President and Actuary

Richard Lau(3)                            Vice President and Actuary

Antonio Manuel Muniz(3)                   Vice President and Actuary

Laurie A. Schlenkermann(2)                Vice President and Actuary

Mark D. Sperry(2)                         Vice President and Actuary

Alice Su(3)                               Vice President and Actuary

Lawrence D. Taylor                        Vice President and Actuary
1290 Broadway
Denver, Colorado 80203-5699

Albert Sekac(2)                           Vice President and Appointed Actuary

Frederick C. Litow(1)                     Vice President and Assistant Treasurer

Cheryl Lynn Price(1)                      Vice President, Chief Financial
                                          Officer and Chief Accounting Officer

Brian John Murphy(2)                      Vice President and Chief Compliance
                                          Officer

David Scott Pendergrass(1)                Vice President and Treasurer

Renee Evelyn McKenzie(1)                  Vice President, Assistant Treasurer
                                          and Assistant Secretary

Robin Angel(1)                            Vice President, Investments

Daniel J. Foley(1)                        Vice President, Investments

Maurice Melvin Moore(1)                   Vice President, Investments

Fred Cooper Smith(1)                      Vice President, Investments

Joseph J. Elmy(2)                         Vice President, Tax

Paula Cludray-Engelke(5)                  Secretary

Jane A. Boyle(2)                          Assistant Secretary

Linda H. Freitag(1)                       Assistant Secretary

Daniel F. Hinkel(1)                       Assistant Secretary

William Hope(1)                           Assistant Secretary

Joseph D. Horan(1)                        Assistant Secretary

David Lee Jacobson(3)                     Assistant Secretary

Terri Wecker Maxwell(1)                   Assistant Secretary

Donna M. O'Brien(2)                       Assistant Secretary

Loralee Ann Renelt(5)                     Assistant Secretary

Rebecca A. Schoff(5)                      Assistant Secretary

Carol Semplice(2)                         Assistant Secretary

Linda Ellen Senker(3)                     Assistant Secretary

Patricia M. Smith(2)                      Assistant Secretary

John F. Todd(2)                           Assistant Secretary

Glenn Allan Black(1)                      Tax Officer

Terry L. Owens(1)                         Tax Officer

James Taylor(1)                           Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.
(1) The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
(2) The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
(3) The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
(4) The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
(5) The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on
April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

ITEM 27.    NUMBER OF CONTRACT OWNERS

As of February 28, 2003, there were 559,266 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28.    INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.    PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act).

     (b)    The following are the directors and officers of the Principal
            Underwriter:

NAME AND PRINCIPAL                   POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                     PRINCIPAL UNDERWRITER

Ronald R. Barhorst                   Director and President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert L. Francis(1)                 Director and Senior Vice President

Shaun Patrick Mathews(2)             Director and Senior Vice President

Allan Baker(2)                       Senior Vice President

Boyd George Combs(3)                 Senior Vice President

Susan J. Stamm(2)                    Chief Financial Officer

William T. Abramowicz                Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Maryellen R. Allen(2)                Vice President

Douglas J. Ambrose(1)                Vice President

Louis E. Bachetti                    Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Robert H. Barley(2)                  Vice President

David A. Brounley(2)                 Vice President

Brian D. Comer(2)                    Vice President

Keith J. Green(3)                    Vice President

Brian K. Haendiges(2)                Vice President

Brian P. Harrington(4)               Vice President

Bernard P. Heffernon                 Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS  66211

William S. Jasien(4)                 Vice President

Jess D. Kravitz(2)                   Vice President

Mary Ann Langevin(2)                 Vice President

Christina Lareau(2)                  Vice President

Katherine E. Lewis                   Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI  53226

Susan J. K. Lewis                    Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

David J. Linney                      Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Mark R. Luckinbill                   Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC  27612

Christine Cannon Marcks(2)           Vice President

Richard T. Mason                     Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Pamela L. Mulvey(2)                  Vice President

Scott T. Neeb(1)                     Vice President

Ethel Pippin(2)                      Vice President

Deborah Rubin(4)                     Vice President

Frank W. Snodgrass                   Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Terran Titus(2)                      Vice President

S. Bradford Vaughan, Jr.             Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Judeen T. Wrinn(2)                   Vice President

Therese M. Squillacote(2)            Vice President and Chief Compliance Officer

David Scott Pendergrass(1)           Vice President and Treasurer

David A. Kelsey(2)                   Assistant Vice President

Paula Cludray-Engelke(5)             Secretary

Loralee Ann Renelt(5)                Assistant Secretary

Rebecca A. Schoff(5)                 Assistant Secretary

John F. Todd(2)                      Assistant Secretary

Robert J. Scalise(2)                 Assistant Treasurer

Glenn Allan Black(3)                 Tax Officer

Joseph J. Elmy(2)                    Tax Officer

G. Michael Fell(3)                   Tax Officer

(1) The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
(2) The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
(3) The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
(4) The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
(5) The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

     (c)    Compensation from January 1, 2002 to December 31, 2002:

      (1)             (2)                   (3)               (4)              (5)

NAME OF          NET UNDERWRITING      COMPENSATION ON
PRINCIPAL        DISCOUNTS AND         REDEMPTION OR       BROKERAGE
UNDERWRITER      COMMISSIONS           ANNUITIZATION       COMMISSIONS     COMPENSATION*
-----------      ----------------      ---------------     -----------     -------------
ING Financial                                                               $856,407.81
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2002.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                  ING Life Insurance and Annuity Company
                  151 Farmington Avenue
                  Hartford, Connecticut  06156

ITEM 31.    MANAGEMENT SERVICES

     Not applicable

ITEM 32.    UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 15th day of April, 2003.

                                              VARIABLE ANNUITY ACCOUNT C OF ING
                                              LIFE INSURANCE AND ANNUITY COMPANY
                                                (REGISTRANT)

                                         By:  ING LIFE INSURANCE AND ANNUITY
                                              COMPANY
                                              (DEPOSITOR)

                                         By:  Keith Gubbay*
                                              ---------------------------------
                                              Keith Gubbay
                                              President

As required by the Securities Act of 1933, this Post- Effective Amendment No. 34 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE                                                DATE
Keith Gubbay*(1)          Director and President                                    )
------------------------- (principal executive officer)                             )
Keith Gubbay                                                                        )
                                                                                    )
Randy Lowery*(1)          Director                                                  )  April
-------------------------                                                           )
P. Randall Lowery                                                                   )  15, 2003
                                                                                    )
Thomas J. McInerney*(1)   Director                                                  )
-------------------------                                                           )
Thomas J. McInerney                                                                 )
                                                                                    )
Mark A. Tullis*(1)        Director                                                  )
-------------------------                                                           )
Mark A. Tullis                                                                      )
                                                                                    )
    - - - - -             Director                                                  )
-------------------------                                                           )
David Wheat                                                                         )


Cheryl L. Price*          Chief Financial Officer and Chief Accounting Officer      )
------------------------- (principal accounting officer)                            )
Cheryl L. Price                                                                     )

By:  /s/ Julie E. Rockmore
   -----------------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

(1) Constitutes a majority of directors

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

EXHIBIT NO.   EXHIBIT

99-B.8.70     Form of Fund Participation Agreement dated
              _________2003 between ING Life Insurance
              and Annuity Company and ING Investors Trust
                                                                ---------------
99-B.9        Opinion and Consent of Counsel
                                                                ---------------
99-B.10       Consents of Independent Auditors
                                                                ---------------